MassMutual Total Return Bond Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 109.8%

BANK LOANS — 2.4%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan E, 1 mo. USD LIBOR + 2.250%
2.354% VRN 5/30/25	$292,025	$287,776
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 1.750%
1.852% VRN 1/29/27	87,750	82,397
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/30/26	211,302	209,876
Chemicals — 0.0%
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 8/12/24	259,801	252,656
Commercial Services — 0.0%
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/04/28	199,000	199,470
Diversified Financial Services — 0.6%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3, 1 mo. USD LIBOR + 1.750%
2.500% VRN 1/15/25	70,325	70,267
Setanta Aircraft Leasing Designated Activity Company, Term Loan B, 3 mo. USD LIBOR + 2.000%
2.140% VRN 11/05/28	4,750,000	4,744,062
		4,814,329

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Entertainment — 0.0%
Churchill Downs, Inc., 2017 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.104% VRN 12/27/24	$96,482	$96,000
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 10/15/25	151,921	151,683
		247,683
Environmental Controls — 0.0%
Clean Harbors, Inc., 2017 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.854% VRN 6/28/24	96,717	96,665
GFL Environmental, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	158,707	159,047
		255,712
Food — 0.1%
Hostess Brands LLC, 2019 Term Loan, 3 mo. USD LIBOR + 2.250%
3.000% VRN 8/03/25	318,484	317,258
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
2.750% VRN 11/08/27	669,946	669,108
Health Care – Services — 0.1%
ICON Luxembourg S.A.R.L.
LUX Term Loan, 3 mo. USD LIBOR + 2.250%
2.750% VRN 7/03/28	333,943	333,803
US Term Loan, 3 mo. USD LIBOR + 2.250%
2.750% VRN 7/03/28	83,202	83,167
IQVIA, Inc., 2017 USD Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.854% VRN 1/17/25	148,567	147,918
		564,888
Insurance — 0.1%
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 2/19/28	965,253	957,212
Lodging — 0.0%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.851% VRN 12/23/24	1,250	1,242

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.1%
Charter Communications Operating LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.860% VRN 2/01/27	$97,995	$96,999
CSC Holdings LLC, 2017 Term Loan B1, 3 mo. USD LIBOR + 2.250%
2.360% VRN 7/17/25	173,187	170,372
Diamond Sports Group LLC, Term Loan, 1 mo. USD LIBOR + 3.250%
3.353% VRN 8/24/26	173,668	80,031
DIRECTV Financing LLC, Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 8/02/27	439,875	440,003
Sinclair Television Group, Inc., 2021 Term Loan B3, 1 mo. USD LIBOR + 3.000%
3.110% VRN 4/01/28	398,000	390,040
		1,177,445
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 2 mo. USD LIBOR + 1.750%
1.864% VRN 7/01/26	985,634	978,488
Pharmaceuticals — 0.5%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
3.500% FRN 3/01/24	255,307	255,016
Elanco Animal Health, Inc., Term Loan B, 3 mo. USD LIBOR + 1.750%
1.849% VRN 8/01/27	1,035,654	1,021,093
Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 3/27/28	498,744	484,031
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.104% VRN 11/15/27	723,383	712,532
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 1.750%
2.250% VRN 3/15/28	820,875	817,353
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/05/28	412,925	414,242
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/02/28	723,125	723,277
		4,427,544

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.1%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.854% VRN 11/19/26	$369,769	$364,222
Telecommunications — 0.6%
CenturyLink, Inc.
2020 Term Loan A, 1 mo. USD LIBOR + 2.000%
2.104% VRN 1/31/25	225,000	223,594
2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.354% VRN 3/15/27	639,970	632,149
CommScope, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/06/26	293,250	289,156
Intelsat Jackson Holdings S.A.
2021 DIP Term Loan, 3 mo. USD LIBOR + 4.750%
5.750% VRN 10/13/22 (a)	640,000	639,002
2017 Term Loan B5, 1 mo. USD LIBOR + 8.625%,
8.625% VRN 1/02/24	250,000	249,492
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.854% VRN 3/01/27	1,460,000	1,439,925
SBA Senior Finance II LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.852% VRN 4/11/25	482,500	476,773
Telenet Financing USD LLC, 2020 USD Term Loan AR, 3 mo. USD LIBOR + 2.000%
2.110% VRN 4/30/28	300,000	294,375
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 3/09/27	962,204	948,570
		5,193,036

TOTAL BANK LOANS (Cost $20,937,872)		21,000,342

CORPORATE DEBT — 24.9%
Aerospace & Defense — 0.2%
The Boeing Co.
1.167% 2/04/23	1,855,000	1,855,232
Agriculture — 0.5%
BAT Capital Corp.
4.390% 8/15/37	340,000	359,029
4.540% 8/15/47	2,165,000	2,271,254

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Reynolds American, Inc.
5.850% 8/15/45	$1,160,000	$1,413,395
		4,043,678
Airlines — 0.2%
Continental Airlines, Inc.
5.983% 10/19/23	713,477	721,626
US Airways, Inc.
7.125% 4/22/25	674,003	710,034
		1,431,660
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
3.219% 1/09/22	1,050,000	1,050,000
3.339% 3/28/22	955,000	956,671
4.250% 9/20/22	435,000	442,830
General Motors Co.
4.875% 10/02/23	150,000	159,361
General Motors Financial Co., Inc.
3.150% 6/30/22	805,000	814,059
3.450% 4/10/22	1,720,000	1,725,256
3.550% 7/08/22	410,000	415,954
		5,564,131
Banks — 7.1%
Bank of America Corp.
SOFR + 1.060% 2.087% VRN 6/14/29	1,835,000	1,823,661
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	355,000	362,359
3 mo. USD LIBOR + .810% 3.366% VRN 1/23/26	1,900,000	1,999,557
3 mo. USD LIBOR + .970% 3.458% VRN 3/15/25	3,465,000	3,624,357
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	1,670,000	1,829,842
Citigroup, Inc. SOFR + .770%
1.462% VRN 6/09/27	1,225,000	1,204,011
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (c)	1,315,000	1,270,503
SOFR + 2.044% 2.193% VRN 6/05/26 (c)	885,000	890,331
SOFR + 1.560% 2.593% VRN 9/11/25 (c)	875,000	893,696
SOFR + 1.730% 3.091% VRN 5/14/32 (c)	975,000	993,220
4.282% 1/09/28 (c)	345,000	374,723
Discover Bank
4.200% 8/08/23	1,120,000	1,176,287

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
DNB Bank ASA 1 year CMT + .680%
1.605% VRN 3/30/28 (c)	$1,400,000	$1,366,995
Global Bank Corp. 3 mo. USD LIBOR + 3.300%
5.250% VRN 4/16/29 (c)	200,000	206,700
The Goldman Sachs Group, Inc.
SOFR + .486% 0.925% VRN 10/21/24	895,000	891,248
SOFR + .789% 1.093% VRN 12/09/26	485,000	472,850
1.217% 12/06/23	2,245,000	2,250,146
SOFR + .798% 1.431% VRN 3/09/27	2,295,000	2,249,432
SOFR + .913% 1.948% VRN 10/21/27	1,755,000	1,748,328
3 mo. USD LIBOR + .990% 2.905% VRN 7/24/23	885,000	894,990
HSBC Holdings PLC
SOFR + 1.290% 1.589% VRN 5/24/27	1,695,000	1,658,518
SOFR + 1.732% 2.013% VRN 9/22/28	1,370,000	1,342,034
SOFR + 1.929% 2.099% VRN 6/04/26	1,480,000	1,490,236
SOFR + 1.285% 2.206% VRN 8/17/29	1,135,000	1,113,556
JP Morgan Chase & Co.
SOFR + .580% 0.969% VRN 6/23/25	2,650,000	2,624,719
SOFR + .885% 1.578% VRN 4/22/27	1,360,000	1,344,703
JPMorgan Chase & Co.
SOFR + .580% 0.697% VRN 3/16/24	440,000	438,958
SOFR + .490% 0.768% VRN 8/09/25	880,000	866,234
SOFR + .605% 1.561% VRN 12/10/25	1,890,000	1,892,943
Lloyds Banking Group PLC
1 year CMT + .850% 1.627% VRN 5/11/27	1,000,000	984,997
3 mo. USD LIBOR + 1.249% 2.858% VRN 3/17/23	885,000	888,439
3 mo. USD LIBOR + .810% 2.907% VRN 11/07/23	1,255,000	1,275,290
1 year CMT + 3.500% 3.870% VRN 7/09/25	415,000	438,482
Macquarie Group Ltd.
SOFR + 1.069% 1.340% VRN 1/12/27 (c)	920,000	895,565
SOFR + 1.440% 2.691% VRN 6/23/32 (c) (d)	5,000	4,992
SOFR + 1.532% 2.871% VRN 1/14/33 (c)	1,335,000	1,332,549
Morgan Stanley
SOFR + .560% 1.164% VRN 10/21/25	2,885,000	2,862,845
SOFR + .879% 1.593% VRN 5/04/27	1,365,000	1,351,159
Natwest Group PLC 3 mo. USD LIBOR + 1.762%
4.269% VRN 3/22/25	1,710,000	1,811,400
Santander UK Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	1,825,000	1,806,456
1 year CMT + 1.250% 1.532% VRN 8/21/26	295,000	290,311
SOFR + .989% 1.673% VRN 6/14/27	340,000	333,070
3 mo. USD LIBOR + 1.570% 4.796% VRN 11/15/24	525,000	557,277

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Santander UK PLC
5.000% 11/07/23 (c)	$1,390,000	$1,478,251
UBS AG
0.700% 8/09/24 (c)	1,355,000	1,339,540
Wells Fargo & Co.
3 mo. USD LIBOR + .750% 2.164% VRN 2/11/26	1,800,000	1,827,583
SOFR + 2.100% 2.393% VRN 6/02/28	1,710,000	1,739,081
3 mo. USD LIBOR + 1.310% 3.584% VRN 5/22/28	1,345,000	1,446,843
		61,959,267
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	2,215,000	2,808,294
Bacardi Ltd.
5.300% 5/15/48 (c)	275,000	359,885
		3,168,179
Chemicals — 0.3%
International Flavors & Fragrances, Inc.
2.300% 11/01/30 (c)	1,685,000	1,654,056
5.000% 9/26/48	430,000	554,524
		2,208,580
Commercial Services — 0.4%
IHS Markit Ltd.
4.000% 3/01/26 (c)	399,000	431,187
4.750% 2/15/25 (c)	930,000	1,012,538
4.750% 8/01/28	750,000	869,062
5.000% 11/01/22 (c)	845,000	869,083
		3,181,870
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300% 1/30/32	2,270,000	2,317,224
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.875% 1/23/28 (d)	265,000	281,230
4.125% 7/03/23	220,000	228,515
Air Lease Corp.
3.250% 3/01/25	950,000	986,092
Avolon Holdings Funding Ltd.

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.528% 11/18/27 (c)	$999,000	$971,131
2.875% 2/15/25 (c)	860,000	878,833
3.950% 7/01/24 (c)	380,000	398,262
5.250% 5/15/24 (c)	110,000	118,032
Discover Financial Services
3.950% 11/06/24	150,000	159,560
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (c)	700,000	722,448
5.500% 2/15/24 (c)	75,000	80,437
		7,141,764
Electric — 1.3%
Ameren Illinois Co.
3.700% 12/01/47	480,000	546,654
Consolidated Edison Co. of New York, Inc.
4.650% 12/01/48	1,000,000	1,240,806
Duke Energy Carolinas LLC
3.700% 12/01/47	738,000	823,493
Duke Energy Corp.
2.550% 6/15/31	560,000	561,292
Entergy Louisiana LLC
3.780% 4/01/25	1,250,000	1,325,069
FirstEnergy Transmission LLC
2.866% 9/15/28 (c)	1,401,000	1,404,756
5.450% 7/15/44 (c)	600,000	759,249
Florida Power & Light Co.
3.990% 3/01/49	1,000,000	1,223,717
Metropolitan Edison Co.
4.000% 4/15/25 (c)	985,000	1,043,222
MidAmerican Energy Co.
4.400% 10/15/44	1,905,000	2,336,710
Mong Duong Finance Holdings BV
5.125% 5/07/29 (c)	250,000	242,188
		11,507,156
Engineering & Construction — 0.0%
Artera Services LLC
9.033% 12/04/25 (c)	257,000	271,889
Food — 0.3%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.000% 5/15/32 (c)	910,000	910,000

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Heinz Foods Co.
4.875% 10/01/49	$815,000	$1,025,109
5.200% 7/15/45	750,000	954,862
Pilgrim's Pride Corp.
5.875% 9/30/27 (c)	75,000	79,195
		2,969,166
Gas — 0.2%
KeySpan Gas East Corp.
5.819% 4/01/41 (c)	1,337,000	1,765,307
Health Care – Products — 0.1%
Mozart Debt Merger Sub, Inc.
3.875% 4/01/29 (c)	643,000	640,730
Health Care – Services — 1.1%
Aetna, Inc.
3.500% 11/15/24	500,000	527,472
Centene Corp.
2.450% 7/15/28	1,951,000	1,921,735
4.250% 12/15/27	435,000	453,488
CommonSpirit Health
2.782% 10/01/30	455,000	466,174
HCA, Inc.
2.375% 7/15/31	230,000	226,689
4.125% 6/15/29	1,262,000	1,389,875
5.000% 3/15/24	975,000	1,048,573
5.125% 6/15/39	650,000	802,386
5.250% 4/15/25	644,000	712,681
5.250% 6/15/26	390,000	438,792
5.250% 6/15/49	485,000	624,930
Molina Healthcare, Inc.
3.875% 11/15/30 (c)	417,000	432,638
3.875% 5/15/32 (c)	850,000	855,312
		9,900,745
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	22,000	22,990

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 1.2%
Athene Global Funding
1.985% 8/19/28 (c)	$2,200,000	$2,139,608
Farmers Exchange Capital
3 mo. USD LIBOR + 3.454% 5.454% VRN 10/15/54 (c)	3,290,000	3,971,724
3 mo. USD LIBOR + 3.744% 6.151% VRN 11/01/53 (c)	350,000	443,939
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%
4.375% VRN 9/15/54 (c)	4,000,000	4,157,724
		10,712,995
Internet — 0.2%
Tencent Holdings Ltd.
3.680% 4/22/41 (c)	455,000	473,101
3.840% 4/22/51 (c)	455,000	479,274
3.975% 4/11/29 (c)	410,000	446,191
		1,398,566
Lodging — 0.1%
Hyatt Hotels Corp.
1.800% 10/01/24	930,000	930,155
Media — 0.8%
Cable One, Inc.
4.000% 11/15/30 (c)	900,000	882,000
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	500,000	536,032
4.908% 7/23/25	1,105,000	1,216,059
5.375% 4/01/38	5,000	5,964
5.375% 5/01/47	180,000	215,495
5.750% 4/01/48	1,088,000	1,360,897
CSC Holdings LLC
5.375% 2/01/28 (c)	125,000	129,421
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375% 8/15/26 (c)	1,175,000	587,500
Virgin Media Secured Finance PLC
4.500% 8/15/30 (c)	1,200,000	1,207,572
The Walt Disney Co.
3.600% 1/13/51	385,000	437,037
		6,577,977

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.0%
Corp. Nacional del Cobre de Chile
3.150% 1/14/30 (c)	$200,000	$204,072
Miscellaneous - Manufacturing — 0.2%
GE Capital International Funding Co.
4.418% 11/15/35	1,067,000	1,275,193
General Electric Co.
6.750% 3/15/32	480,000	655,311
		1,930,504
Oil & Gas — 0.9%
Antero Resources Corp.
8.375% 7/15/26 (c)	81,000	92,224
Exxon Mobil Corp.
3.452% 4/15/51	1,020,000	1,109,492
KazMunayGas National Co. JSC
3.500% 4/14/33 (c)	200,000	207,187
3.500% 4/14/33 (c)	200,000	207,187
4.750% 4/19/27 (c)	200,000	220,764
Occidental Petroleum Corp.
0.000% 10/10/36	499,000	283,183
4.500% 7/15/44	400,000	412,000
Pertamina Persero PT
3.100% 8/27/30 (c)	875,000	891,401
Petroleos Mexicanos
6.625% 6/15/35	2,100,000	2,017,669
7.690% 1/23/50	295,000	284,675
Petronas Capital Ltd.
3.500% 4/21/30 (c)	200,000	216,129
Saudi Arabian Oil Co.
1.625% 11/24/25 (c)	200,000	198,739
Shell International Finance BV
4.550% 8/12/43	660,000	825,439
Sunoco LP / Sunoco Finance Corp.
4.500% 4/30/30 (c)	271,000	277,752
Transocean Guardian Ltd.
5.875% 1/15/24 (c)	227,800	215,841
Transocean Pontus Ltd.
6.125% 8/01/25 (c)	269,340	263,280

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transocean Poseidon Ltd.
6.875% 2/01/27 (c)	$233,000	$225,136
		7,948,098
Oil & Gas Services — 0.0%
Transocean Proteus Ltd.
6.250% 12/01/24 (c)	85,500	84,218
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 4/01/26	70,000	72,800
6.875% 9/01/27	217,000	229,206
		386,224
Packaging & Containers — 0.2%
Berry Global, Inc.
4.875% 7/15/26 (c)	585,000	605,136
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (c)	70,000	70,642
Sealed Air Corp.
1.573% 10/15/26 (c)	1,200,000	1,164,198
4.000% 12/01/27 (c)	70,000	72,949
		1,912,925
Pharmaceuticals — 1.7%
AbbVie, Inc.
4.450% 5/14/46	1,395,000	1,692,412
4.500% 5/14/35	234,000	280,724
4.550% 3/15/35	576,000	694,525
Bayer US Finance II LLC
4.250% 12/15/25 (c)	955,000	1,033,394
4.375% 12/15/28 (c)	2,735,000	3,057,296
4.625% 6/25/38 (c)	1,310,000	1,533,172
4.875% 6/25/48 (c)	220,000	271,261
Becton Dickinson and Co.
2.823% 5/20/30	1,735,000	1,797,639
Cigna Corp.
3.400% 3/15/51	210,000	220,416
4.125% 11/15/25	695,000	760,410
CVS Health Corp.
3.250% 8/15/29	5,000	5,336
5.050% 3/25/48	2,165,000	2,839,830

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Endo DAC / Endo Finance LLC / Endo Finco, Inc.
6.000% 6/30/28 (c)	$423,000	$315,135
		14,501,550
Pipelines — 1.0%
Energy Transfer LP
4.950% 6/15/28	1,291,000	1,453,324
5.350% 5/15/45	370,000	426,106
5.400% 10/01/47	1,275,000	1,500,742
5.500% 6/01/27	264,000	301,159
5.950% 10/01/43	750,000	903,762
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (c)	400,000	392,048
Kinder Morgan, Inc.
5.550% 6/01/45	565,000	716,409
Plains All American Pipeline LP / PAA Finance Corp.
4.500% 12/15/26	228,000	250,427
Rockies Express Pipeline LLC
4.950% 7/15/29 (c)	1,000,000	1,066,250
6.875% 4/15/40 (c)	745,000	841,850
Southern Gas Corridor CJSC
6.875% 3/24/26 (c)	400,000	459,456
		8,311,533
Real Estate Investment Trusts (REITS) — 1.4%
American Campus Communities Operating Partnership LP
3.625% 11/15/27	1,220,000	1,303,676
CyrusOne LP / CyrusOne Finance Corp.
3.450% 11/15/29	430,000	464,056
CyrusOne LP/CyrusOne Finance Corp.
2.150% 11/01/30	1,020,000	1,009,362
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	60,000	63,483
5.250% 6/01/25	680,000	744,771
5.300% 1/15/29	620,000	703,824
5.375% 4/15/26	1,755,000	1,954,315
Healthpeak Properties, Inc.
4.000% 6/01/25	1,675,000	1,802,951
Hudson Pacific Properties LP
4.650% 4/01/29	1,185,000	1,339,322

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SL Green Operating Partnership LP
3.250% 10/15/22	$1,000,000	$1,016,301
Ventas Realty LP
2.500% 9/01/31	530,000	525,309
3.750% 5/01/24 (d)	1,050,000	1,099,812
3.850% 4/01/27	165,000	179,597
		12,206,779
Retail — 0.1%
Michaels Cos., Inc.
5.250% 5/01/28 (c)	895,000	893,881
Savings & Loans — 0.3%
Nationwide Building Society
3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (c)	620,000	625,056
3 mo. USD LIBOR + 1.064% 3.766% VRN 3/08/24 (c)	1,215,000	1,251,536
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (c)	300,000	314,199
		2,190,791
Semiconductors — 0.1%
Intel Corp.
3.050% 8/12/51 (d)	1,129,000	1,159,435
Software — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (c)	325,000	327,788
Oracle Corp.
2.875% 3/25/31	115,000	115,860
3.950% 3/25/51	1,748,000	1,821,351
		2,264,999
Telecommunications — 2.9%
AT&T, Inc.
2.550% 12/01/33	1,115,000	1,092,047
3.800% 12/01/57	4,820,000	5,038,263
4.500% 5/15/35	110,000	127,247
4.750% 5/15/46	100,000	121,140
4.850% 3/01/39	366,000	438,503
5.250% 3/01/37	850,000	1,053,610
Intelsat Jackson Holdings SA
8.500% 10/15/24 (c) (e)	378,000	173,232

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
9.750% 7/15/25 (c) (e)	$1,379,000	$633,058
Level 3 Financing, Inc.
3.400% 3/01/27 (c)	825,000	851,771
Sprint Corp.
7.875% 9/15/23	74,000	81,493
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 3/20/25 (c)	2,799,063	2,928,379
5.152% 9/20/29 (c)	2,015,000	2,221,437
T-Mobile USA, Inc.
2.250% 2/15/26	840,000	842,100
2.250% 2/15/26 (c)	377,000	377,942
2.550% 2/15/31	955,000	951,259
3.750% 4/15/27	1,270,000	1,376,130
3.875% 4/15/30	580,000	635,173
4.375% 4/15/40	840,000	962,696
4.750% 2/01/28	175,000	184,188
Verizon Communications, Inc.
2.355% 3/15/32 (c)	1,885,000	1,859,629
2.550% 3/21/31	410,000	414,109
Vodafone Group PLC
4.875% 6/19/49	1,260,000	1,594,336
5.250% 5/30/48	1,000,000	1,306,725
		25,264,467
Transportation — 0.0%
Empresa de Transporte de Pasajeros Metro SA
3.650% 5/07/30 (c)	200,000	212,250

TOTAL CORPORATE DEBT (Cost $209,754,713)		216,639,545

MUNICIPAL OBLIGATIONS — 0.4%
City of New York NY, General Obligation
3.000% 8/01/34	945,000	986,659
County of Miami-Dade FL Aviation Revenue, Revenue Bond
2.707% 10/01/33	375,000	378,471
New York City Transitional Finance Authority, Revenue Bond
5.508% 8/01/37	985,000	1,294,757

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New York State Dormitory Authority, Revenue Bond
5.051% 9/15/27	$600,000	$701,463
		3,361,350

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,331,090)		3,361,350

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.9%
Commercial Mortgage-Backed Securities — 2.0%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class AMP, 3.287% 11/05/32 (c)	1,920,000	1,965,867
Series 2018-PARK, Class A, 4.091% VRN 8/10/38 (c) (f)	1,280,000	1,434,139
BX Trust, Series 2019-OC11, Class A
3.202% 12/09/41 (c)	420,000	442,994
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (c)	945,000	1,049,053
COMM Mortgage Trust, Series 2015-CR27, Class A3
3.349% 10/10/48	2,631,943	2,758,965
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (c)	805,000	836,124
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (c)	860,000	896,042
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (c) (f)	860,000	898,633
Series 2019-30HY, Class A, 3.228% 7/10/39 (c)	880,000	941,435
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-HTL5, Class A, 1 mo. USD LIBOR + 1.115%
1.225% FRN 11/15/38 (c)	2,138,000	2,129,986
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (c)	900,000	970,620
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (c)	1,030,000	1,057,291
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (c)	1,085,000	1,097,497
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.834% VRN 1/15/32 (c) (f)	640,000	663,383
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B,
4.144% VRN 1/05/43 (c) (f)	50,000	54,382
		17,196,411

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.4%
Argent Securities, Inc., Series 2005-W2, Class M1, 1 mo. USD LIBOR + .735%
0.837% FRN 10/25/35	$3,167,776	$3,166,838
Option One Mortgage Loan Trust, Series 2006-1, Class 1A1, 1 mo. USD LIBOR + .440%
0.542% FRN 1/25/36	522,331	521,854
		3,688,692
Other Asset-Backed Securities — 4.0%
AGL CLO 13 Ltd., Series 2021-13A, Class A1, 3 mo. USD LIBOR + 1.160%
1.320% FRN 10/20/34 (c)	2,400,000	2,398,581
AIG CLO 2019-2 Ltd., Series 2019-2A, Class BR, 3 mo. USD LIBOR + 1.600%
1.729% FRN 10/25/33 (c)	2,400,000	2,399,993
Aimco CLO 11 Ltd., Series 2020-11A, Class AR, 3 mo. USD LIBOR + 1.130%
1.253% FRN 10/17/34 (c)	2,075,000	2,070,138
Ajax Mortgage Loan Trust, Series 2019-,Class A1,
2.860% STEP 7/25/59 (c)	2,420,260	2,359,280
Barings CLO Ltd., Series 2013-IA, Class AR, 3 mo. USD LIBOR + .800%
0.932% FRN 1/20/28 (c)	2,913,386	2,912,218
BSPRT Issuer Ltd., Series 2018-FL4, Class A, 1 mo. USD LIBOR + 1.050%
1.160% FRN 9/15/35 (c)	313,274	313,275
Countrywide Asset-Backed Certificates Trust, Series 2004-5, Class M1, 1 mo. USD LIBOR + .855%
0.957% FRN 8/25/34	213,880	212,019
Dryden 33 Senior Loan Fund, Series 2014-33A, Class AR3, 3 mo. USD LIBOR + 1.000%
1.124% FRN 4/15/29 (c)	1,436,611	1,436,159
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720%
0.822% FRN 10/25/35	276,978	276,160
Flatiron CLO 21 Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.600%
1.751% FRN 7/19/34 (c)	2,400,000	2,375,633
GoldenTree Loan Opportunities Ltd., Series 2014-9A, Class AR2, 3 mo. USD LIBOR + 1.110%
1.239% FRN 10/29/29 (c)	2,100,000	2,100,701
GSAMP Trust, Series 2006-HE1, Class M1, 1 mo. USD LIBOR + .585%
0.687% FRN 1/25/36	1,944,316	1,926,804
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.364% FRN 7/15/27 (c)	650,650	650,893

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%
0.902% FRN 10/25/35	$106,940	$106,797
LoanCore 2018-CRE1 Issuer Ltd., Series 2018-CRE1, Class B, 1 mo. USD LIBOR + 1.700%
1.810% FRN 5/15/28 (c)	2,570,000	2,565,902
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
0.924% FRN 1/15/28 (c)	1,460,056	1,461,202
Morgan Stanley Capital, Inc. Trust
Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580% 0.682% FRN 1/25/36	2,599,354	2,532,755
Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .580% 0.682% FRN 2/25/36	2,284,222	2,283,677
Rockford Tower Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.120%
1.252% FRN 4/20/34 (c)	2,435,000	2,428,552
TRTX Issuer Ltd., Series 2019-FL3, Class A, SOFR30A + 1.264%
1.315% FRN 10/15/34 (c)	2,192,764	2,192,078
		35,002,817
Student Loans Asset-Backed Securities — 2.2%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
0.802% FRN 7/25/56 (c)	1,672,412	1,660,518
Education Loan Asset-Backed Trust, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%
0.902% FRN 4/26/32 (c)	3,251,500	3,247,636
SLM Student Loan Trust
Series 2014-1, Class A3, 1 mo. USD LIBOR + .600% 0.703% FRN 2/26/29	1,402,356	1,399,405
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 0.753% FRN 5/26/26	2,634,876	2,655,939
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 1.850% FRN 7/25/73	3,735,000	3,738,704
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 2.374% FRN 10/25/83	3,630,000	3,653,984
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%
0.294% FRN 4/25/40 (c)	2,280,838	2,240,763
		18,596,949
Whole Loan Collateral Collateralized Mortgage Obligations — 3.3%
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1, 1 mo. USD LIBOR + .400%
0.502% FRN 3/25/46	1,770,684	1,712,642

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1,
2.530% VRN 5/25/35 (f)	$1,066,193	$1,033,588
Citigroup Mortgage Loan Trust, Series 2006-AR2, Class 1A2,
2.549% VRN 3/25/36 (f)	3,516	3,330
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (c) (f)	1,972,550	2,059,815
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1,
2.298% VRN 11/25/35 (f)	1,711,356	1,539,842
HarborView Mortgage Loan Trust
Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200% 0.304% FRN 11/19/36	2,902,890	2,645,261
Series 2007-6, Class 1A1A, 1 mo. USD LIBOR + .200% 0.304% FRN 8/19/37	2,886,588	2,515,458
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 1 mo. USD LIBOR + .520%
0.622% FRN 1/25/36	3,193,566	3,123,987
JP Morgan Mortgage Trust
Series 2005-A5, Class 1A2, 2.460% VRN 8/25/35 (f)	107,652	107,055
Series 2021-13, Class A3, 2.500% VRN 4/25/52 (c) (f)	4,333,022	4,324,560
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1,
2.207% VRN 4/25/34 (f)	493,381	485,258
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750%
0.834% FRN 6/26/47 (c)	195,375	194,302
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .370%
0.472% FRN 8/25/36	589,018	567,421
Residential Asset Securitization Trust, Series 2006-A14C, Class 1A1
6.250% 12/25/36	2,123,013	2,015,664
Structured Asset Mortgage Investments Trust, Series 2006-AR1, Class 3A1, 1 mo. USD LIBOR + .460%
0.562% FRN 2/25/36	2,586,335	2,425,798
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .620% 0.722% FRN 1/25/45	715,666	711,280
Series 2005-7, Class 4CB, 7.000% 8/25/35	2,756,880	2,366,762
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4,
2.672% VRN 4/25/37 (f)	980,259	945,652
		28,777,675

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $101,828,993)		103,262,544

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 1.0%
Abu Dhabi Government International Bond
2.500% 9/30/29 (c)	$647,000	$671,314
Brazilian Government International Bond
3.875% 6/12/30	730,000	708,100
Chile Government International Bond
2.550% 1/27/32	200,000	199,500
Colombia Government International Bond
3.000% 1/30/30 (d)	600,000	548,400
4.500% 1/28/26	400,000	418,504
Dominican Republic International Bond
4.500% 1/30/30 (c)	440,000	447,150
Egypt Government International Bond
7.600% 3/01/29 (c) (d)	200,000	198,183
Hungary Government International Bond
2.125% 9/22/31 (c)	250,000	245,962
Indonesia Government International Bond
2.850% 2/14/30	300,000	312,547
Mexico Government International Bond
2.659% 5/24/31	613,000	597,681
3.750% 1/11/28	420,000	451,294
4.750% 4/27/32	200,000	226,100
Panama Government International Bond
2.252% 9/29/32	200,000	189,750
3.160% 1/23/30	400,000	414,004
Peruvian Government International Bond
2.844% 6/20/30	200,000	202,066
4.125% 8/25/27	254,000	279,085
Philippine Government International Bond
2.457% 5/05/30	200,000	206,258
Qatar Government International Bond
4.500% 4/23/28 (c)	600,000	688,920
Republic of South Africa Government International Bond
4.850% 9/30/29	400,000	413,000
4.875% 4/14/26	200,000	213,000
Republic of Turkey International Bond
3.250% 3/23/23	200,000	194,207
Romanian Government International Bond
3.000% 2/14/31 (c)	270,000	273,794
Saudi Government International Bond
3.250% 10/26/26 (c)	400,000	426,013

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.625% 3/04/28 (c)	$200,000	$217,740
		8,742,572

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,917,084)		8,742,572

U.S. Government Agency Obligations and Instrumentalities (g) — 32.0%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K155, Class A3 3.750% 4/25/33	2,115,000	2,475,474
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	753,543	784,018
Series 2018-55, Class PA, 3.500% 1/25/47	846,955	867,166
Series 2018-54, Class KA, 3.500% 1/25/47	816,209	834,597
Series 2018-38, Class PA, 3.500% 6/25/47	1,088,636	1,118,699
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	678,860	715,662
Series 2019-15, Class GT, 3.500% 2/20/49	818,399	863,159
		7,658,775
Pass-Through Securities — 30.1%
Federal Home Loan Mortgage Corp.
Pool #G18596 3.000% 4/01/31	325,806	341,878
Pool #G18691 3.000% 6/01/33	120,669	126,470
Pool #G08710 3.000% 6/01/46	70,348	73,634
Pool #G08715 3.000% 8/01/46	1,488,094	1,557,613
Pool #G08721 3.000% 9/01/46	201,808	211,173
Pool #G08726 3.000% 10/01/46	2,695,131	2,820,196
Pool #G08732 3.000% 11/01/46	1,906,973	1,995,465
Pool #G08741 3.000% 1/01/47	1,274,983	1,333,351
Pool #G18713 3.500% 11/01/33	877,824	927,379
Pool #G16756 3.500% 1/01/34	363,110	384,970
Pool #G60038 3.500% 1/01/44	653,052	700,757
Pool #G07848 3.500% 4/01/44	5,103,965	5,523,261
Pool #G07924 3.500% 1/01/45	1,431,713	1,543,066
Pool #G60138 3.500% 8/01/45	2,941,657	3,184,236
Pool #G08711 3.500% 6/01/46	1,209,910	1,287,707

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G08716 3.500% 8/01/46	$1,773,631	$1,887,120
Pool #G67703 3.500% 4/01/47	2,050,104	2,202,506
Pool #G67706 3.500% 12/01/47	1,636,967	1,757,633
Pool #G08792 3.500% 12/01/47	1,452,476	1,537,813
Pool #G67707 3.500% 1/01/48	1,910,938	2,069,716
Pool #G67708 3.500% 3/01/48	3,550,578	3,801,208
Pool #G67709 3.500% 3/01/48	4,635,556	4,970,379
Pool #G67711 4.000% 3/01/48	543,316	592,318
Pool #G67713 4.000% 6/01/48	1,430,764	1,550,862
Pool #G67714 4.000% 7/01/48	1,986,777	2,163,170
Pool #G67717 4.000% 11/01/48	1,748,111	1,902,768
Pool #G08843 4.500% 10/01/48	741,455	795,632
Pool #G08826 5.000% 6/01/48	268,230	292,776
Pool #G08844 5.000% 10/01/48	91,808	99,980
Federal National Mortgage Association
Pool #MA4093 2.000% 8/01/40	954,396	964,265
Pool #MA4152 2.000% 10/01/40	3,532,884	3,569,418
Pool #MA4176 2.000% 11/01/40	2,583,229	2,609,942
Pool #MA4333 2.000% 5/01/41	753,524	762,494
Pool #BL6060 2.455% 4/01/40	1,265,000	1,275,063
Pool #MA3029 3.000% 6/01/32	327,182	343,204
Pool #MA1607 3.000% 10/01/33	2,258,608	2,383,569
Pool #BN7755 3.000% 9/01/49	2,177,821	2,288,955
Pool #MA3811 3.000% 10/01/49	603,940	619,424
Pool #BO2259 3.000% 10/01/49	3,665,266	3,837,415
Pool #AB4262 3.500% 1/01/32	1,499,499	1,596,295
Pool #MA1148 3.500% 8/01/42	3,130,647	3,378,719
Pool #CA0996 3.500% 1/01/48	97,722	104,526
Pool #MA3276 3.500% 2/01/48	225,901	238,736
Pool #MA3305 3.500% 3/01/48	770,256	814,021
Pool #MA3332 3.500% 4/01/48	30,687	32,431
Pool #CA3633 3.500% 6/01/49	870,232	935,178
Pool #MA2995 4.000% 5/01/47	664,430	715,928
Pool #AS9830 4.000% 6/01/47	410,213	440,853
Pool #MA3027 4.000% 6/01/47	598,990	643,730
Pool #AS9972 4.000% 7/01/47	343,593	369,258
Pool #AL9106 4.500% 2/01/46	321,809	352,549
Pool #CA1710 4.500% 5/01/48	1,298,714	1,392,067
Pool #CA1711 4.500% 5/01/48	22,826	24,563
Pool #CA2208 4.500% 8/01/48	953,003	1,024,602
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	1,849,936	1,933,952
Pool #MA4836 3.000% 11/20/47	1,322,959	1,380,561

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA6209 3.000% 10/20/49	$576,269	$590,195
Pool #MA4127 3.500% 12/20/46	1,269,003	1,337,475
Pool #MA4382 3.500% 4/20/47	219,569	231,004
Pool #MA4719 3.500% 9/20/47	1,983,630	2,082,602
Pool #MA4837 3.500% 11/20/47	267,599	280,449
Pool #MA4962 3.500% 1/20/48	681,710	716,309
Pool #MA5019 3.500% 2/20/48	928,244	974,196
Pool #MA4838 4.000% 11/20/47	583,834	620,417
Pool #MA4901 4.000% 12/20/47	472,211	501,209
Pool #MA5078 4.000% 3/20/48	398,237	422,070
Pool #MA5466 4.000% 9/20/48	268,443	283,817
Pool #MA5528 4.000% 10/20/48	1,073,085	1,134,204
Pool #MA4264 4.500% 2/20/47	281,629	304,294
Pool #MA4512 4.500% 6/20/47	1,771,504	1,906,324
Pool #MA3666 5.000% 5/20/46	35,520	39,371
Pool #MA3806 5.000% 7/20/46	229,282	254,144
Pool #MA4072 5.000% 11/20/46	47,329	52,515
Pool #MA4454 5.000% 5/20/47	937,503	1,029,202
Government National Mortgage Association II TBA
2.000% 5/01/51 (h)	8,625,000	8,696,763
2.500% 4/01/51 (h)	6,900,000	7,074,656
2.500% 4/01/51 (h)	5,775,000	5,908,547
Uniform Mortgage Backed Securities TBA
1.500% 8/01/36 (h)	6,850,000	6,867,928
2.000% 7/01/36 (h)	11,150,000	11,406,537
2.000% 7/01/51 (h)	54,175,000	53,954,914
2.500% 7/01/51 (h)	64,625,000	65,844,293
3.000% 5/01/49 (h)	7,875,000	8,150,010
		262,330,200

U.S. Agencies Notes — 1.0%
Federal Home Loan Banks 1.040% 6/14/24	8,900,000	8,892,445

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $275,684,991)		278,881,420

U.S. TREASURY OBLIGATIONS — 37.2%
U.S. Treasury Bonds & Notes — 37.2%
U.S. Treasury Bond
1.750% 8/15/41	1,105,000	1,069,110
1.875% 11/15/51	49,795,000	49,437,098
2.000% 11/15/41	1,550,000	1,567,438
2.250% 5/15/41	10,435,000	10,941,216
U.S. Treasury Inflation Index
0.125% 2/15/51	2,023,281	2,397,747

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note
0.250% 9/30/23	$3,001,000	$2,979,952
0.375% 10/31/23	35,825,000	35,619,952
0.500% 11/30/23 (d)	61,540,000	61,308,794
0.750% 12/31/23	19,425,000	19,431,838
0.875% 9/30/26	4,656,000	4,576,328
1.125% 10/31/26	29,660,000	29,485,306
1.250% 11/30/26	54,015,000	54,023,826
1.250% 12/31/26	33,810,000	33,796,780
1.375% 11/15/31	17,215,000	16,999,813
		323,635,198

TOTAL U.S. TREASURY OBLIGATIONS (Cost $323,724,390)		323,635,198

TOTAL BONDS & NOTES (Cost $944,179,133)		955,522,971

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $445,579)		333,908

	Number of Shares
MUTUAL FUNDS — 6.7%
DIVERSIFIED FINANCIAL SERVICES — 6.7%
State Street Navigator Securities Lending Government Money Market Portfolio
(i)	58,507,243	58,507,243

TOTAL MUTUAL FUNDS (Cost $58,507,243)		58,507,243

TOTAL LONG-TERM INVESTMENTS (Cost $1,003,131,955)		1,014,364,122

	Principal Amount
SHORT-TERM INVESTMENTS — 10.2%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (j)	6,745,624	6,745,624

MassMutual Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill — 9.4%
Japan Treasury Discount Bill
(0.149)% 2/28/22 JPY (k) (l)	$1,020,000,000	$8,868,767
U.S. Treasury Bill
0.023% 3/03/22 (k)	2,625,000	2,624,796
0.036% 3/03/22 (k)	2,960,000	2,959,770
0.037% 3/03/22 (k)	7,440,000	7,439,421
0.042% 3/03/22 (k)	3,990,000	3,989,689
0.046% 2/03/22 (k)	830,000	829,979
0.046% 1/13/22 (k)	2,885,000	2,884,988
0.047% 4/07/22 (k)	8,260,000	8,258,426
0.047% 4/14/22 (k)	13,910,000	13,907,073
0.048% 4/07/22 (k)	4,120,000	4,119,215
0.048% 4/28/22 (k)	3,030,000	3,029,262
0.049% 4/07/22 (k)	3,090,000	3,089,411
0.051% 2/17/22 (k)	2,270,000	2,269,915
0.051% 4/21/22 (k)	4,805,000	4,803,937
0.082% 5/26/22 (k)	4,925,000	4,923,161
0.122% 6/09/22 (k)	2,515,000	2,513,793
0.129% 6/16/22 (k)	2,535,000	2,533,484
0.173% 6/23/22 (k)	2,815,000	2,812,760
		81,857,847

TOTAL SHORT-TERM INVESTMENTS (Cost $88,620,946)		88,603,471

TOTAL INVESTMENTS — 126.7% (Cost $1,091,752,901) (m)		1,102,967,593

Less Unfunded Loan Commitments — (0.0)%		(92,258)

NET INVESTMENTS — 126.7% (Cost $1,091,660,643)		1,102,875,335

Other Assets/(Liabilities) — (26.7)%		(232,080,754)

NET ASSETS — 100.0%		$870,794,581

Abbreviation Legend

CLO	Collateralized Loan Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $127,721,093 or 14.67% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $58,663,927 or 6.74% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,406,361 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2021, these securities amounted to a value of $806,290 or 0.09% of net assets.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.
(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $6,745,624. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $6,880,599.
(k)	The rate shown represents yield-to-maturity.
(l)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(m)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Eurodollar 1 Year Mid Curve Future	9/16/22	98.75	535	USD	131,690,250	$240,750	$336,134	$(95,384)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
30-Year Interest Rate Swap, 1/23/54	Goldman Sachs & Co.	1/19/24	2.75%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,710,000	$93,158	$109,445	$(16,287)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Eurodollar 1 Year Mid Curve Future	9/16/22	99.00	535	USD	132,954,188	$(133,750)	$(176,992)	$43,242
Eurodollar 2 Year Mid Curve Future	9/16/22	98.25	255	USD	62,682,188	(221,531)	(206,585)	(14,946)
						$(355,281)	$(383,577)	$28,296
Put
Eurodollar 1 Year Mid Curve Future	9/16/22	97.88	535	USD	132,954,188	$(137,094)	$(134,560)	$(2,534)
Eurodollar 2 Year Mid Curve Future	9/16/22	98.25	255	USD	62,682,188	(173,719)	(219,336)	45,617
						$(310,813)	$(353,896)	$43,083
						$(666,094)	$(737,473)	$71,379

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs International	2/28/22	USD	8,948,193	JPY	1,020,000,000	$77,396

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	3/22/22	28	$5,421,578	$97,922
Short
U.S. Treasury Note 2 Year	3/31/22	13	$(2,840,529)	$4,295

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.073%	Semi-Annually	7/24/25	USD	10,155,000	$(103,987)	$—	$(103,987)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.026%	Semi-Annually	7/24/25	USD	20,310,000	(226,578)	—	(226,578)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.034%	Semi-Annually	7/24/25	USD	15,025,000	(165,277)	—	(165,277)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.390%	Semi-Annually	9/28/25	USD	25,970,000	(115,019)	—	(115,019)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.688%	Semi-Annually	12/07/25	USD	22,425,000	25,134	—	25,134
Fixed 1.808%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	850,000	(5,663)	—	(5,663)
Fixed 1.785%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	1,250,000	(1,657)	—	(1,657)
Fixed 1.773%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	1,700,000	2,786	—	2,786
Fixed 1.870%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/28/53	USD	2,215,000	(47,357)	—	(47,357)
Fixed 1.743%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/07/53	USD	1,875,000	16,340	—	16,340
							$(621,278)	$—	$(621,278)

##	Exercise Rate.

Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

MassMutual Strategic Bond Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 69.6%

BANK LOANS — 4.1%
Advertising — 0.1%
Terrier Media Buyer, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.604% VRN 12/17/26	$440,898	$438,583
Airlines — 0.1%
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	487,425	488,088
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/30/26	380,344	377,776
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 3/31/28	487,660	481,896
Building Materials — 0.1%
Quikrete Holdings, Inc., 2021 Term Loan B1,
0.000% 6/11/28 (a)	290,000	289,194
Chemicals — 0.1%
INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 1 mo. USD LIBOR + 2.750%
3.250% VRN 1/29/26	328,350	327,188
Commercial Services — 0.2%
API Group DE, Inc., Term Loan B, 1 mo. USD LIBOR + 2.500%
2.601% VRN 10/01/26	491,803	491,065
Prime Security Services Borrower LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%, 6 mo. USD LIBOR + 2.750%, 12 mo. USD LIBOR + 2.750%
3.500% VRN 9/23/26	486,297	485,577
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.104% VRN 8/27/25	506,282	505,650
		1,482,292
Computers — 0.2%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 7/27/28	488,775	487,094
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	485,554	485,379
		972,473
Diversified Financial Services — 0.5%
AllSpring Buyer LLC, Term Loan B, 3 mo. USD LIBOR + 3.250%
3.750% VRN 11/01/28	332,000	332,690

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Avolon TLB Borrower 1 (US) LLC, 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
2.750% VRN 12/01/27	$88,575	$88,631
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
3.250% VRN 10/22/26	389,025	386,959
Citadel Securities LP, 2021 Term Loan B, 1 mo. USD LIBOR + 2.500%
2.604% VRN 2/02/28	452,837	449,663
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 4/09/27	491,104	491,335
Focus Financial Partners LLC, 2020 Term Loan, 1 mo. USD LIBOR + 2.000%
2.104% VRN 7/03/24	390,715	387,054
Hudson River Trading LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 3/20/28	307,675	305,094
Jane Street Group LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
2.854% VRN 1/26/28	350,987	347,990
		2,789,416
Entertainment — 0.1%
PCI Gaming Authority, Term Loan, 1 mo. USD LIBOR + 2.500%
2.604% VRN 5/29/26	258,892	257,557
Scientific Games International, Inc., 2018 Term Loan B5, 1 mo. USD LIBOR + 2.750%
2.854% VRN 8/14/24	300,089	298,822
		556,379
Food — 0.1%
Froneri International Ltd., 2020 USD Term Loan, 1 mo. USD LIBOR + 2.250%
2.354% VRN 1/29/27	305,350	301,014
US Foods, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.104% VRN 9/13/26	431,983	426,799
		727,813
Food Services — 0.1%
Ali Group S.R.L., 2021 Term Loan B,
0.000% 10/12/28 (a)	290,000	287,987
Health Care – Products — 0.1%
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% VRN 10/23/28	330,000	329,855
Sotera Health Holdings LLC, 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
3.250% VRN 12/11/26	490,000	487,702
		817,557
Health Care – Services — 0.2%
Global Medical Response, Inc., 2020 Term Loan B, 3 mo. USD LIBOR + 4.750%
4.250% VRN 10/02/25	385,913	383,887
Phoenix Guarantor, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 3/05/26	492,427	488,734
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.852% VRN 11/16/25	215,677	215,274
		1,087,895

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.2%
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 2/19/28	$306,901	$304,344
Asurion LLC
2018 Term Loan B7, 1 mo. USD LIBOR + 3.000%
3.104% VRN 11/03/24	339,887	338,126
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.354% VRN 12/23/26	414,594	411,485
		1,053,955
Leisure Time — 0.1%
Alterra Mountain Co, 2021 Series B-2 Consenting Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 8/17/28	369,478	368,554
Lodging — 0.4%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.851% VRN 12/23/24	495,041	491,947
Four Seasons Hotels Ltd., New 1st Lien Term Loan, 1 mo. USD LIBOR + 2.000%
2.104% VRN 11/30/23	403,559	401,541
Golden Nugget, Inc., 2017 Incremental Term Loan B, 2 mo. USD LIBOR + 2.500%, 3 mo. USD LIBOR + 2.500%
3.250% VRN 10/04/23	347,912	345,459
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.852% VRN 6/22/26	496,204	491,704
Station Casinos LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.500% VRN 2/08/27	466,294	461,948
		2,192,599
Media — 0.2%
iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 5/01/26	495,927	492,297
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 3 mo. USD LIBOR + 2.500%
2.599% VRN 9/18/26	492,275	490,862
Virgin Media Bristol LLC, USD Term Loan N, 3 mo. USD LIBOR + 2.500%
2.610% VRN 1/31/28	493,954	489,118
		1,472,277
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 2 mo. USD LIBOR + 1.750%
1.864% VRN 7/01/26	461,100	457,757
Pharmaceuticals — 0.4%
Bausch Health Cos., Inc.
Term Loan B, 1 mo. USD LIBOR + 2.750%
2.854% VRN 11/27/25	220,424	219,000
2018 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.104% VRN 6/02/25	241,230	239,964
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
3.500% FRN 3/01/24	468,015	467,481

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.104% VRN 11/15/27	$467,795	$460,778
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 1.750%
2.250% VRN 3/15/28	477,600	475,551
Jazz Financing Lux S.a.r.l., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/05/28	487,550	489,105
		2,351,879
Retail — 0.2%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1 mo. USD LIBOR + 1.750%
1.854% VRN 11/19/26	499,719	492,223
Harbor Freight Tools USA, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
3.250% VRN 10/19/27	376,374	375,252
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 4/15/28	59,600	59,015
Pilot Travel Centers LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.104% FRN 8/04/28	500,000	496,605
		1,423,095
Semiconductors — 0.0%
II-VI, Inc., 2021 Bridge Term Loan B,
0.000% 12/01/28 (a)	160,000	159,600
Software — 0.2%
Athenahealth, Inc., 2021 Term Loan B1, 3 mo. USD LIBOR + 4.250%
4.400% VRN 2/11/26	129,328	129,199
Cloudera, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.250% VRN 10/08/28	200,000	199,250
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.104% VRN 10/16/26	237,849	237,228
Rackspace Technology Global, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 2.750%
3.500% VRN 2/15/28	446,625	442,931
		1,008,608
Telecommunications — 0.1%
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.854% VRN 3/01/27	498,362	491,509
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 3/09/27	430,000	423,907
		915,416
Transportation — 0.1%
Genesee & Wyoming, Inc., Term Loan, 3 mo. USD LIBOR + 2.000%
2.224% VRN 12/30/26	498,822	495,415

TOTAL BANK LOANS (Cost $23,098,779)		23,023,692

CORPORATE DEBT — 29.9%
Aerospace & Defense — 1.6%
The Boeing Co.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.196% 2/04/26	$230,000	$230,009
2.700% 2/01/27	90,000	91,566
2.800% 3/01/27	150,000	153,135
3.100% 5/01/26	80,000	83,396
3.200% 3/01/29	290,000	298,717
3.250% 2/01/35	360,000	363,274
3.550% 3/01/38	80,000	81,547
3.750% 2/01/50	240,000	250,329
3.950% 8/01/59	860,000	896,913
5.150% 5/01/30	160,000	186,589
5.705% 5/01/40	770,000	991,351
5.805% 5/01/50	1,710,000	2,323,043
5.930% 5/01/60	910,000	1,267,497
General Dynamics Corp.
3.500% 5/15/25	50,000	53,325
4.250% 4/01/40	20,000	24,484
4.250% 4/01/50	60,000	76,792
L3Harris Technologies, Inc.
5.054% 4/27/45	50,000	65,736
Lockheed Martin Corp.
3.550% 1/15/26	90,000	97,470
4.500% 5/15/36	60,000	73,328
Northrop Grumman Corp.
2.930% 1/15/25	160,000	166,732
3.250% 1/15/28	290,000	310,598
5.250% 5/01/50	160,000	224,871
Raytheon Technologies Corp.
2.250% 7/01/30	110,000	109,804
4.125% 11/16/28	160,000	179,111
4.500% 6/01/42	80,000	99,703
		8,699,320
Agriculture — 0.3%
Altria Group, Inc.
2.450% 2/04/32	140,000	133,080
4.400% 2/14/26	192,000	211,315
5.800% 2/14/39	240,000	289,116
5.950% 2/14/49	120,000	150,204
6.200% 2/14/59	56,000	73,247
BAT Capital Corp.
3.557% 8/15/27	170,000	178,411
4.540% 8/15/47	250,000	262,269
Cargill, Inc.
1.375% 7/23/23 (b)	180,000	181,427
Philip Morris International, Inc.
1.125% 5/01/23	190,000	190,837
2.100% 5/01/30	40,000	39,182
4.500% 3/20/42	80,000	93,034
Reynolds American, Inc.
5.850% 8/15/45	110,000	134,029
		1,936,151
Airlines — 1.2%
Delta Air Lines, Inc.
3.625% 3/15/22	250,000	250,002
3.800% 4/19/23	90,000	92,023
2.900% 10/28/24	180,000	183,561

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.000% 5/01/25 (b)	$1,670,000	$1,910,252
7.375% 1/15/26	380,000	447,321
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	320,000	336,425
4.750% 10/20/28 (b)	2,410,000	2,633,342
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	330,000	352,275
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
8.000% 9/20/25 (b)	240,000	264,473
United Airlines, Inc.
4.375% 4/15/26 (b)	10,000	10,427
4.625% 4/15/29 (b)	270,000	278,438
		6,758,539
Apparel — 0.1%
NIKE, Inc.
2.850% 3/27/30	280,000	297,938
3.250% 3/27/40	130,000	141,801
3.375% 3/27/50	40,000	45,388
		485,127
Auto Manufacturers — 0.6%
Ford Motor Co.
4.750% 1/15/43	90,000	99,337
Ford Motor Credit Co. LLC
2.900% 2/16/28	390,000	390,975
3.339% 3/28/22	370,000	370,647
3.625% 6/17/31	220,000	230,909
4.000% 11/13/30	200,000	215,160
4.125% 8/17/27	200,000	215,876
5.125% 6/16/25	200,000	217,500
General Motors Co.
5.150% 4/01/38	40,000	48,317
5.400% 10/02/23	130,000	139,161
5.950% 4/01/49	110,000	151,039
6.125% 10/01/25	20,000	22,985
General Motors Financial Co., Inc.
4.250% 5/15/23	10,000	10,408
Nissan Motor Co. Ltd.
3.043% 9/15/23 (b)	200,000	205,238
3.522% 9/17/25 (b)	410,000	429,946
4.345% 9/17/27 (b)	300,000	324,075
		3,071,573
Banks — 8.5%
ABN AMRO Bank NV
4.750% 7/28/25 (b)	260,000	283,100
Banco Santander SA
3 mo. USD LIBOR + 1.120% 1.241% FRN 4/12/23	200,000	202,024
2.746% 5/28/25	600,000	620,419
Bank of America Corp.
SOFR + 1.210% 2.572% VRN 10/20/32	60,000	60,360
SOFR + 2.150% 2.592% VRN 4/29/31	360,000	364,036
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	570,000	609,002
3 mo. USD LIBOR + 1.370% 3.593% VRN 7/21/28	270,000	290,789
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	600,000	657,428

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.210% 3.974% VRN 2/07/30	$270,000	$297,669
4.000% 4/01/24	270,000	287,073
4.000% 1/22/25	270,000	288,447
3 mo. USD LIBOR + 3.150% 4.083% VRN 3/20/51	480,000	578,716
4.200% 8/26/24	380,000	407,404
4.250% 10/22/26	50,000	55,203
3 mo. USD LIBOR + 1.520% 4.330% VRN 3/15/50	90,000	111,732
4.450% 3/03/26	50,000	55,075
5.000% 1/21/44	130,000	171,204
3 mo. USD LIBOR + 3.705% 6.250% VRN (c)	170,000	182,963
Bank of Montreal
SOFR + .680% 0.730% FRN 3/10/23	4,090,000	4,109,505
1.850% 5/01/25	70,000	71,064
5 year USD Swap + 1.432% 3.803% VRN 12/15/32	90,000	96,601
The Bank of New York Mellon Corp.
1.600% 4/24/25	170,000	171,632
The Bank of Nova Scotia
SOFR + .550% 0.600% FRN 9/15/23	4,820,000	4,834,799
1.300% 6/11/25	120,000	119,356
Barclays Bank PLC
1.700% 5/12/22	240,000	240,814
Barclays PLC 3 mo. USD LIBOR + 3.054%
5.088% VRN 6/20/30	510,000	579,011
BNP Paribas SA
SOFR + 2.074% 2.219% VRN 6/09/26 (b)	200,000	201,948
5 year USD Swap + 1.483% 4.375% VRN 3/01/33 (b)	220,000	238,804
4.400% 8/14/28 (b)	400,000	448,648
4.625% 3/13/27 (b)	260,000	288,372
Canadian Imperial Bank of Commerce
SOFR + .800% 0.850% FRN 3/17/23	3,360,000	3,377,290
0.950% 6/23/23	120,000	120,157
Citigroup, Inc.
SOFR + 2.107% 2.572% VRN 6/03/31	170,000	171,648
3 mo. USD LIBOR + 1.338% 3.980% VRN 3/20/30	180,000	198,874
4.125% 7/25/28	150,000	164,729
4.300% 11/20/26	670,000	741,705
SOFR + 3.914% 4.412% VRN 3/31/31	410,000	468,697
4.450% 9/29/27	480,000	535,531
4.650% 7/30/45	181,000	228,952
4.650% 7/23/48	70,000	90,190
4.750% 5/18/46	40,000	49,343
5.300% 5/06/44	16,000	20,939
3 mo. USD LIBOR + 3.905% 5.950% VRN (c)	320,000	342,400
3 mo. USD LIBOR + 4.068% 5.950% VRN (c)	50,000	51,500
3 mo. USD LIBOR + 3.423% 6.300% VRN (c)	60,000	62,888
6.625% 6/15/32	20,000	26,565
8.125% 7/15/39	50,000	84,725
Commonwealth Bank of Australia SOFR + .400%
0.449% FRN 7/07/25 (b)	4,840,000	4,840,001
Cooperatieve Rabobank UA
4.375% 8/04/25	470,000	509,371
Credit Agricole SA SOFR + 1.676%
1.907% VRN 6/16/26 (b)	270,000	270,637
Credit Suisse Group AG
SOFR + 2.044% 2.193% VRN 6/05/26 (b)	480,000	482,891
SOFR + 1.730% 3.091% VRN 5/14/32 (b)	350,000	356,540
SOFR + 3.730% 4.194% VRN 4/01/31 (b)	250,000	275,977

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Danske Bank A/S
5.375% 1/12/24 (b)	$240,000	$258,390
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%
4.000% VRN (c)	8,000	7,840
The Goldman Sachs Group, Inc.
SOFR + 1.472% 2.908% VRN 7/21/42	80,000	79,770
SOFR + 1.513% 3.210% VRN 4/22/42	40,000	41,602
3.500% 4/01/25	370,000	391,375
3.500% 11/16/26	200,000	213,242
3 mo. USD LIBOR + 1.510% 3.691% VRN 6/05/28	140,000	150,856
3.850% 7/08/24	90,000	95,139
4.000% 3/03/24	100,000	106,036
3 mo. USD LIBOR + 1.301% 4.223% VRN 5/01/29	490,000	544,725
4.250% 10/21/25	260,000	283,660
4.750% 10/21/45	130,000	167,845
5.150% 5/22/45	290,000	378,055
6.250% 2/01/41	130,000	189,458
6.750% 10/01/37	80,000	113,662
HSBC Holdings PLC
SOFR + 1.929% 2.099% VRN 6/04/26	510,000	513,527
4.250% 8/18/25	330,000	354,967
Intesa Sanpaolo SpA
3.375% 1/12/23 (b)	350,000	357,633
5.017% 6/26/24 (b)	900,000	964,557
5.710% 1/15/26 (b)	200,000	221,292
JP Morgan Chase & Co.
SOFR + 1.850% 2.083% VRN 4/22/26	340,000	345,234
SOFR + 2.040% 2.522% VRN 4/22/31	300,000	303,531
SOFR + 2.440% 3.109% VRN 4/22/51	80,000	82,975
3 mo. USD LIBOR + .945% 3.509% VRN 1/23/29	70,000	75,043
3.875% 9/10/24	300,000	318,286
3 mo. USD LIBOR + 1.260% 4.203% VRN 7/23/29	310,000	347,052
4.250% 10/01/27	70,000	78,577
3 mo. USD LIBOR + 1.330% 4.452% VRN 12/05/29	550,000	624,710
4.950% 6/01/45	140,000	182,770
JPMorgan Chase & Co. SOFR + 1.180%
2.545% VRN 11/08/32	160,000	161,299
Lloyds Banking Group PLC
4.550% 8/16/28	370,000	421,149
Mitsubishi UFJ Financial Group, Inc.
2.998% 2/22/22	60,000	60,213
Morgan Stanley
SOFR + 1.143% 2.699% VRN 1/22/31	10,000	10,241
SOFR + 3.120% 3.622% VRN 4/01/31	750,000	818,077
3 mo. USD LIBOR + 1.140% 3.772% VRN 1/24/29	350,000	381,147
3 mo. USD LIBOR + 1.628% 4.431% VRN 1/23/30	10,000	11,405
National Securities Clearing Corp.
1.500% 4/23/25 (b)	250,000	251,604
Natwest Group PLC 3 mo. USD LIBOR + 1.550%
4.519% VRN 6/25/24	200,000	209,261
Royal Bank of Canada
1.150% 6/10/25	310,000	307,457
1.600% 4/17/23	30,000	30,339
Santander Holdings USA, Inc.
4.500% 7/17/25	50,000	54,149
The Toronto-Dominion Bank
1.150% 6/12/25	300,000	297,608
UBS Group AG

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.253% 3/23/28 (b)	$340,000	$376,767
5 year USD Swap + 4.344% 7.000% VRN (b) (c)	500,000	539,125
UniCredit SpA
6.572% 1/14/22 (b)	640,000	640,928
US Bancorp
1.450% 5/12/25	280,000	281,271
Wells Fargo & Co.
SOFR + 2.000% 2.188% VRN 4/30/26	200,000	203,618
SOFR + 2.100% 2.393% VRN 6/02/28	230,000	233,911
SOFR + 1.432% 2.879% VRN 10/30/30	150,000	156,089
3.000% 10/23/26	350,000	367,924
4.300% 7/22/27	370,000	412,477
4.400% 6/14/46	180,000	214,012
SOFR + 4.032% 4.478% VRN 4/04/31	210,000	244,197
4.650% 11/04/44	80,000	97,141
4.750% 12/07/46	10,000	12,521
4.900% 11/17/45	250,000	315,352
SOFR + 4.502% 5.013% VRN 4/04/51	1,350,000	1,849,926
5.375% 11/02/43	110,000	145,790
3 mo. USD LIBOR + 3.990% 5.875% VRN (c)	50,000	54,625
		47,346,180
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.650% 2/01/26	320,000	343,732
4.900% 2/01/46	50,000	63,393
Anheuser-Busch InBev Worldwide, Inc.
3.500% 6/01/30	130,000	142,627
4.000% 4/13/28	80,000	89,050
4.350% 6/01/40	30,000	35,350
4.500% 6/01/50	360,000	445,375
4.750% 1/23/29	230,000	267,923
5.550% 1/23/49	80,000	111,036
The Coca-Cola Co.
1.450% 6/01/27	250,000	248,705
2.500% 6/01/40	10,000	10,067
2.600% 6/01/50	80,000	78,430
Molson Coors Beverage Co.
3.000% 7/15/26	50,000	52,365
3.500% 5/01/22	20,000	20,165
4.200% 7/15/46	50,000	55,600
PepsiCo, Inc.
1.625% 5/01/30	170,000	165,035
		2,128,853
Biotechnology — 0.0%
Amgen, Inc.
4.663% 6/15/51	24,000	30,812
Gilead Sciences, Inc.
3.700% 4/01/24	130,000	136,675
4.500% 2/01/45	10,000	12,229
4.750% 3/01/46	40,000	50,844
		230,560

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 0.0%
Carrier Global Corp.
3.577% 4/05/50	$20,000	$21,343
Chemicals — 0.2%
Equate Petrochemical BV
4.250% 11/03/26 (b)	230,000	249,869
OCP SA
3.750% 6/23/31 (b)	260,000	252,304
5.125% 6/23/51 (b)	220,000	207,508
Orbia Advance Corp. SAB de CV
2.875% 5/11/31 (b)	490,000	478,975
		1,188,656
Commercial Services — 0.2%
Cintas Corp. No 2
2.900% 4/01/22	100,000	100,402
3.700% 4/01/27	160,000	175,145
DP World Ltd.
5.625% 9/25/48 (b)	330,000	404,860
PayPal Holdings, Inc.
1.650% 6/01/25	270,000	273,416
United Rentals North America, Inc.
3.875% 11/15/27	60,000	62,171
		1,015,994
Computers — 1.0%
Apple, Inc.
2.450% 8/04/26	480,000	501,536
Dell International LLC/EMC Corp.
5.300% 10/01/29	4,090,000	4,798,438
International Business Machines Corp.
3.000% 5/15/24	320,000	334,335
		5,634,309
Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co.
3.000% 3/25/30	100,000	108,798
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	170,000	171,506
3.000% 10/29/28	160,000	162,401
3.150% 2/15/24	190,000	195,985
3.300% 1/30/32	160,000	163,329
Air Lease Corp.
3.375% 7/01/25	80,000	83,509
Blue Owl Finance LLC
3.125% 6/10/31 (b)	1,610,000	1,577,248
ILFC E-Capital Trust II
3.670% VRN 12/21/65 (b) (d)	10,000	8,525
International Lease Finance Corp.
5.875% 8/15/22	70,000	72,160
KKR Group Finance Co. II LLC
5.500% 2/01/43 (b)	20,000	26,775

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mastercard, Inc.
3.850% 3/26/50	$50,000	$60,313
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	10,000	10,321
5.250% 8/15/22 (b)	16,000	16,351
5.500% 2/15/24 (b)	50,000	53,625
Vanguard Group, Inc.
3.050% 8/22/50	450,000	440,051
Visa, Inc.
3.150% 12/14/25	200,000	213,263
4.300% 12/14/45	160,000	201,991
		3,457,353
Electric — 1.1%
The AES Corp.
3.950% 7/15/30 (b)	2,080,000	2,216,032
AES Panama Generation Holdings SRL
4.375% 5/31/30 (b)	1,730,000	1,801,380
American Transmission Systems, Inc.
2.650% 1/15/32 (b)	400,000	404,190
Consolidated Edison Co. of New York, Inc.
3.350% 4/01/30	70,000	75,352
3.950% 4/01/50	50,000	57,326
Duke Energy Ohio, Inc.
3.650% 2/01/29	260,000	281,308
Exelon Corp.
5.625% 6/15/35	40,000	50,930
FirstEnergy Corp.
7.375% 11/15/31	460,000	620,724
Pacific Gas and Electric Co.
1.750% 6/16/22	450,000	450,001
2.100% 8/01/27	140,000	135,255
2.500% 2/01/31	40,000	38,123
3.300% 8/01/40	50,000	46,478
3.500% 8/01/50	80,000	74,363
		6,251,462
Electronics — 0.0%
Honeywell International, Inc.
1.350% 6/01/25	80,000	80,354
Environmental Controls — 0.0%
Republic Services, Inc.
2.500% 8/15/24	230,000	236,732
Food — 0.2%
Danone SA
2.589% 11/02/23 (b)	310,000	317,850
The Hershey Co.
0.900% 6/01/25	50,000	49,359
Mars, Inc.
2.700% 4/01/25 (b)	140,000	145,638
3.200% 4/01/30 (b)	80,000	86,233
Mondelez International, Inc.
1.500% 5/04/25	390,000	390,523
		989,603

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.1%
Suzano Austria GmbH
3.125% 1/15/32	$80,000	$77,401
3.750% 1/15/31	430,000	436,992
		514,393
Health Care – Products — 0.1%
Abbott Laboratories
3.750% 11/30/26	139,000	153,687
4.750% 11/30/36	80,000	102,244
4.900% 11/30/46	100,000	137,164
Medtronic, Inc.
3.500% 3/15/25	86,000	91,599
4.625% 3/15/45	18,000	23,648
		508,342
Health Care – Services — 0.3%
Aetna, Inc.
2.800% 6/15/23	40,000	40,988
Anthem, Inc.
3.350% 12/01/24	120,000	126,797
3.650% 12/01/27	140,000	153,692
CommonSpirit Health
4.350% 11/01/42	20,000	23,012
Fresenius Medical Care US Finance II, Inc.
4.750% 10/15/24 (b)	70,000	75,446
5.875% 1/31/22 (b)	50,000	50,177
HCA, Inc.
4.500% 2/15/27	40,000	44,089
4.750% 5/01/23	150,000	157,118
5.000% 3/15/24	50,000	53,773
5.250% 6/15/26	60,000	67,506
5.500% 6/15/47	80,000	105,006
Humana, Inc.
4.500% 4/01/25	50,000	54,510
4.625% 12/01/42	70,000	86,404
4.800% 3/15/47	10,000	12,708
UnitedHealth Group, Inc.
1.250% 1/15/26	110,000	109,636
2.000% 5/15/30	100,000	99,382
3.125% 5/15/60	30,000	31,118
3.875% 12/15/28	110,000	123,384
3.875% 8/15/59	90,000	108,175
4.250% 6/15/48	110,000	136,729
4.450% 12/15/48	50,000	64,029
5.800% 3/15/36	70,000	97,265
		1,820,944
Home Builders — 0.1%
Lennar Corp.
4.500% 4/30/24	100,000	106,230
4.750% 11/29/27	40,000	45,296
MDC Holdings, Inc.
6.000% 1/15/43	20,000	25,300

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NVR, Inc.
3.950% 9/15/22	$100,000	$101,570
		278,396
Insurance — 0.9%
Ambac Assurance Corp.
5.100% (b) (c)	4,362	5,875
Athene Global Funding SOFR + .700%
0.750% FRN 5/24/24 (b)	3,860,000	3,867,711
Berkshire Hathaway Finance Corp.
4.250% 1/15/49	160,000	197,148
Brighthouse Financial, Inc.
4.700% 6/22/47	11,000	12,110
Chubb INA Holdings, Inc.
3.350% 5/03/26	120,000	128,720
Guardian Life Global Funding
1.100% 6/23/25 (b)	120,000	118,906
MetLife Capital Trust IV
7.875% 12/15/67 (b)	200,000	273,000
New York Life Global Funding
0.950% 6/24/25 (b)	100,000	98,578
Principal Life Global Funding II
1.250% 6/23/25 (b)	110,000	108,739
Teachers Insurance & Annuity Association of America
4.900% 9/15/44 (b)	50,000	64,375
6.850% 12/16/39 (b)	22,000	32,898
		4,908,060
Internet — 0.6%
Alphabet, Inc.
0.450% 8/15/25	50,000	48,871
0.800% 8/15/27	90,000	87,210
2.050% 8/15/50	160,000	143,407
Amazon.com, Inc.
2.100% 5/12/31	80,000	81,153
2.500% 6/03/50	60,000	57,363
3.150% 8/22/27	470,000	507,942
4.050% 8/22/47	100,000	121,660
4.250% 8/22/57	70,000	90,001
4.950% 12/05/44	180,000	246,406
Prosus NV
3.061% 7/13/31 (b)	570,000	556,250
3.832% 2/08/51 (b)	210,000	196,543
4.027% 8/03/50 (b)	310,000	298,712
Tencent Holdings Ltd.
3.680% 4/22/41 (b)	210,000	218,355
3.840% 4/22/51 (b)	520,000	547,742
		3,201,615
Investment Companies — 0.3%
Golub Capital BDC, Inc.
2.500% 8/24/26	1,870,000	1,838,841
Iron & Steel — 0.1%
ArcelorMittal SA
7.000% STEP 10/15/39	60,000	82,661

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vale Overseas Ltd.
6.875% 11/21/36	$174,000	$231,204
		313,865
Leisure Time — 0.0%
VOC Escrow Ltd.
5.000% 2/15/28 (b)	210,000	207,900
Lodging — 0.3%
Las Vegas Sands Corp.
2.900% 6/25/25	100,000	99,769
3.200% 8/08/24	630,000	641,523
Sands China Ltd.
3.800% 1/08/26	280,000	281,439
5.125% 8/08/25	750,000	786,795
		1,809,526
Machinery – Diversified — 0.1%
Deere & Co.
3.100% 4/15/30	60,000	64,728
3.750% 4/15/50	260,000	308,235
Otis Worldwide Corp.
2.056% 4/05/25	140,000	142,385
		515,348
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 8/15/30 (b)	30,000	30,696
4.500% 5/01/32	830,000	853,862
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	60,000	58,358
4.200% 3/15/28	190,000	208,121
4.800% 3/01/50	100,000	112,331
4.908% 7/23/25	270,000	297,137
5.050% 3/30/29	360,000	412,469
5.375% 4/01/38	100,000	119,289
6.484% 10/23/45	160,000	219,106
6.834% 10/23/55	60,000	86,091
Comcast Corp.
2.887% 11/01/51 (b)	260,000	252,452
3.150% 3/01/26	280,000	298,670
3.250% 11/01/39	30,000	31,735
3.300% 4/01/27	120,000	129,059
3.400% 4/01/30	180,000	196,643
3.400% 7/15/46	30,000	31,888
3.750% 4/01/40	40,000	44,898
4.000% 3/01/48	50,000	57,792
4.150% 10/15/28	180,000	204,504
4.250% 10/15/30	190,000	219,493
4.250% 1/15/33	20,000	23,438
6.500% 11/15/35	41,000	58,959
DISH DBS Corp.
5.250% 12/01/26 (b)	50,000	50,770
Fox Corp.
5.476% 1/25/39	90,000	116,337
Time Warner Cable, Inc.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.550% 5/01/37	$10,000	$13,110
6.750% 6/15/39	120,000	163,860
7.300% 7/01/38	100,000	141,833
Time Warner Entertainment Co. LP
8.375% 7/15/33	20,000	29,153
ViacomCBS, Inc.
3.875% 4/01/24	30,000	31,593
The Walt Disney Co.
6.200% 12/15/34	20,000	27,975
6.650% 11/15/37	50,000	74,260
		4,595,882
Mining — 0.5%
Anglo American Capital PLC
4.750% 4/10/27 (b)	230,000	255,952
Barrick Gold Corp.
5.250% 4/01/42	20,000	26,006
Barrick North America Finance LLC
5.700% 5/30/41	80,000	109,001
5.750% 5/01/43	80,000	108,984
BHP Billiton Finance USA Ltd.
5.000% 9/30/43	100,000	132,622
Freeport-McMoRan, Inc.
4.550% 11/14/24	10,000	10,715
4.625% 8/01/30	120,000	128,700
5.450% 3/15/43	426,000	535,520
Glencore Funding LLC
3.875% 10/27/27 (b)	90,000	96,703
4.000% 3/27/27 (b)	270,000	291,457
4.125% 5/30/23 (b)	130,000	135,190
4.125% 3/12/24 (b)	130,000	136,717
Southern Copper Corp.
5.250% 11/08/42	450,000	566,437
Teck Resources Ltd.
6.000% 8/15/40	20,000	25,641
		2,559,645
Miscellaneous - Manufacturing — 0.2%
3M Co.
2.375% 8/26/29	140,000	143,747
3.050% 4/15/30	60,000	64,399
3.700% 4/15/50	150,000	176,471
Eaton Corp.
2.750% 11/02/22	240,000	244,479
4.150% 11/02/42	40,000	46,893
General Electric Co.
6.750% 3/15/32	114,000	155,636
		831,625
Oil & Gas — 4.2%
Apache Corp.
4.250% 1/15/44	570,000	577,125
4.750% 4/15/43	150,000	165,000
5.100% 9/01/40	120,000	135,600
6.000% 1/15/37	17,000	20,740
BP Capital Markets America, Inc.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 2/24/50	$340,000	$332,679
3.119% 5/04/26	290,000	306,755
3.588% 4/14/27	100,000	108,061
3.633% 4/06/30	120,000	132,648
BP Capital Markets PLC
3.506% 3/17/25	330,000	351,338
Chevron Corp.
1.995% 5/11/27	110,000	111,719
3.078% 5/11/50	20,000	21,191
Chevron USA, Inc.
3.850% 1/15/28	300,000	332,366
ConocoPhillips
4.300% 8/15/28 (b)	220,000	247,266
ConocoPhillips Co.
6.950% 4/15/29	75,000	98,753
Continental Resources, Inc.
2.268% 11/15/26 (b)	70,000	69,475
4.375% 1/15/28	130,000	140,537
5.750% 1/15/31 (b)	250,000	294,405
Coterra Energy, Inc.
3.900% 5/15/27 (b)	230,000	247,315
4.375% 3/15/29 (b)	220,000	246,029
Devon Energy Corp.
4.750% 5/15/42	10,000	11,609
5.000% 6/15/45	440,000	533,423
5.250% 10/15/27	32,000	33,758
5.600% 7/15/41	140,000	176,041
5.850% 12/15/25	120,000	137,267
5.875% 6/15/28	26,000	28,166
8.250% 8/01/23	30,000	32,769
Diamondback Energy, Inc.
3.250% 12/01/26	10,000	10,552
3.500% 12/01/29	100,000	106,041
Ecopetrol SA
5.875% 5/28/45	770,000	736,320
EOG Resources, Inc.
3.900% 4/01/35	200,000	227,020
4.150% 1/15/26	70,000	76,500
4.375% 4/15/30	60,000	69,400
4.950% 4/15/50	40,000	54,227
EQT Corp.
3.000% 10/01/22	560,000	565,600
3.900% 10/01/27	70,000	75,163
6.625% STEP 2/01/25	20,000	22,550
Exxon Mobil Corp.
2.992% 3/19/25	340,000	357,453
3.043% 3/01/26	130,000	137,594
3.482% 3/19/30	190,000	208,273
4.114% 3/01/46	200,000	234,521
4.327% 3/19/50	20,000	24,644
KazMunayGas National Co. JSC
5.375% 4/24/30 (b)	200,000	233,100
Marathon Oil Corp.
6.600% 10/01/37	4,330,000	5,669,369
Occidental Petroleum Corp.
3.200% 8/15/26	300,000	309,155
4.100% 2/15/47	590,000	578,200
4.200% 3/15/48	120,000	120,000

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.400% 4/15/46	$40,000	$41,000
4.625% 6/15/45	80,000	83,000
6.450% 9/15/36	240,000	306,000
6.600% 3/15/46	630,000	817,425
7.875% 9/15/31	160,000	213,600
Petrobras Global Finance BV
5.500% 6/10/51	610,000	565,775
5.999% 1/27/28	900,000	981,000
7.375% 1/17/27	260,000	302,640
Petroleos Mexicanos
6.375% 1/23/45	220,000	191,070
6.625% 6/15/35	303,000	291,121
6.875% 8/04/26	160,000	175,920
7.690% 1/23/50	2,470,000	2,383,550
Pioneer Natural Resources Co.
1.125% 1/15/26	40,000	38,868
2.150% 1/15/31	190,000	182,774
Qatar Energy
3.125% 7/12/41 (b)	380,000	384,034
3.300% 7/12/51 (b)	390,000	401,454
Shell International Finance BV
2.750% 4/06/30	160,000	167,286
2.875% 5/10/26	130,000	137,966
3.250% 4/06/50	230,000	245,638
4.000% 5/10/46	180,000	210,027
4.550% 8/12/43	100,000	125,067
Sinopec Group Overseas Development 2014 Ltd.
4.375% 4/10/24 (b)	330,000	352,278
Southwestern Energy Co.
4.750% 2/01/32	50,000	52,636
		23,357,846
Oil & Gas Services — 0.0%
Halliburton Co.
3.800% 11/15/25	5,000	5,377
4.850% 11/15/35	20,000	23,538
5.000% 11/15/45	110,000	131,814
Schlumberger Holdings Corp.
3.900% 5/17/28 (b)	31,000	33,512
		194,241
Packaging & Containers — 0.0%
Ball Corp.
3.125% 9/15/31	100,000	98,750
WestRock RKT LLC
4.000% 3/01/23	30,000	30,805
		129,555
Pharmaceuticals — 1.6%
AbbVie, Inc.
2.600% 11/21/24	550,000	570,837
2.950% 11/21/26	260,000	274,128
3.200% 11/21/29	570,000	610,010
3.600% 5/14/25	130,000	138,282
3.800% 3/15/25	180,000	191,676
4.250% 11/21/49	20,000	23,977

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.550% 3/15/35	$90,000	$108,520
Becton Dickinson and Co.
3.363% 6/06/24	82,000	85,865
4.685% 12/15/44	20,000	25,172
Bristol-Myers Squibb Co.
2.900% 7/26/24	206,000	215,606
3.200% 6/15/26	310,000	333,510
3.400% 7/26/29	60,000	65,762
3.875% 8/15/25	38,000	41,135
5.000% 8/15/45	146,000	194,546
Cigna Corp.
3.750% 7/15/23	161,000	167,440
4.125% 11/15/25	100,000	109,411
4.375% 10/15/28	740,000	841,677
CVS Health Corp.
2.125% 9/15/31	140,000	137,262
3.750% 4/01/30	150,000	164,610
4.125% 4/01/40	120,000	138,124
4.250% 4/01/50	30,000	36,388
4.300% 3/25/28	578,000	649,100
5.050% 3/25/48	100,000	131,170
5.125% 7/20/45	100,000	130,380
CVS Pass-Through Trust
5.298% 1/11/27 (b)	5,389	5,795
5.880% 1/10/28	66,215	74,929
6.036% 12/10/28	60,231	68,678
6.943% 1/10/30	54,786	64,949
GlaxoSmithKline Capital PLC
2.850% 5/08/22	10,000	10,085
Johnson & Johnson
0.550% 9/01/25	120,000	117,309
0.950% 9/01/27	40,000	39,149
3.625% 3/03/37	320,000	367,998
Merck & Co., Inc.
0.750% 2/24/26	200,000	196,137
1.450% 6/24/30	120,000	115,028
Pfizer, Inc.
0.800% 5/28/25	270,000	266,760
1.700% 5/28/30	280,000	274,602
Teva Pharmaceutical Finance Co. BV
2.950% 12/18/22	110,000	110,125
Teva Pharmaceutical Finance Netherlands III BV
2.800% 7/21/23	420,000	421,455
3.150% 10/01/26	900,000	846,000
6.000% 4/15/24	350,000	366,625
7.125% 1/31/25	390,000	417,300
		9,147,512
Pipelines — 1.3%
Cameron LNG LLC
2.902% 7/15/31 (b)	40,000	41,692
3.302% 1/15/35 (b)	130,000	135,888
Cheniere Energy Partners LP
3.250% 1/31/32 (b)	170,000	171,700
El Paso Natural Gas Co. LLC
8.375% 6/15/32	289,000	414,046
Energy Transfer LP
2.900% 5/15/25	170,000	175,481

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 5/15/30	$430,000	$456,092
4.950% 6/15/28	50,000	56,287
5.250% 4/15/29	80,000	91,707
5.300% 4/01/44	20,000	22,965
6.250% 4/15/49	260,000	340,651
5 year CMT + 5.134% 6.750% VRN (c)	150,000	150,000
Enterprise Products Operating LLC
3.700% 1/31/51	10,000	10,530
4.150% 10/16/28	980,000	1,101,048
5.700% 2/15/42	40,000	52,119
Kinder Morgan Energy Partners LP
5.500% 3/01/44	30,000	36,878
Kinder Morgan, Inc.
4.300% 3/01/28	140,000	155,681
5.200% 3/01/48	20,000	24,781
MPLX LP
4.500% 4/15/38	70,000	78,569
4.700% 4/15/48	210,000	243,089
4.800% 2/15/29	190,000	217,137
4.875% 12/01/24	90,000	97,705
5.500% 2/15/49	100,000	128,104
Southern Natural Gas Co. LLC
8.000% 3/01/32	148,000	206,035
Tennessee Gas Pipeline Co. LLC
2.900% 3/01/30 (b)	170,000	172,844
Transcontinental Gas Pipe Line Co. LLC
7.850% 2/01/26	60,000	73,271
Western Midstream Operating LP
3 mo. USD LIBOR + 2.100% 1.972% FRN 1/13/23	90,000	89,868
4.350% STEP 2/01/25	240,000	250,805
5.300% STEP 2/01/30	900,000	990,918
5.500% 8/15/48	20,000	23,900
6.500% STEP 2/01/50	230,000	271,975
The Williams Cos., Inc.
3.750% 6/15/27	170,000	183,643
7.500% 1/15/31	200,000	270,762
7.750% 6/15/31	350,000	474,189
		7,210,360
Real Estate Investment Trusts (REITS) — 0.1%
GLP Capital LP/GLP Financing II, Inc.
5.250% 6/01/25	10,000	10,953
5.375% 4/15/26	40,000	44,543
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.750% 9/17/24 (b)	220,000	230,809
		286,305
Retail — 0.3%
Costco Wholesale Corp.
1.375% 6/20/27	190,000	188,664
1.600% 4/20/30	110,000	106,677
The Home Depot, Inc.
2.700% 4/15/30	70,000	73,520
3.300% 4/15/40	120,000	130,452
3.350% 4/15/50	220,000	240,835
3.900% 12/06/28	30,000	33,810
3.900% 6/15/47	40,000	46,891

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lowe's Cos., Inc.
4.500% 4/15/30	$50,000	$58,095
McDonald's Corp.
3.300% 7/01/25	60,000	63,632
3.500% 7/01/27	180,000	195,327
3.600% 7/01/30	190,000	210,169
3.625% 9/01/49	40,000	44,303
3.800% 4/01/28	110,000	120,944
4.200% 4/01/50	140,000	170,051
Target Corp.
2.250% 4/15/25	110,000	113,406
Walmart, Inc.
1.500% 9/22/28	80,000	79,577
1.800% 9/22/31	40,000	39,647
		1,916,000
Semiconductors — 0.3%
Broadcom, Inc.
3.137% 11/15/35 (b)	490,000	493,669
Intel Corp.
1.600% 8/12/28	190,000	187,863
3.050% 8/12/51	90,000	92,426
3.700% 7/29/25	40,000	43,179
4.750% 3/25/50	80,000	106,909
NVIDIA Corp.
2.850% 4/01/30	90,000	95,687
3.500% 4/01/40	240,000	270,435
3.500% 4/01/50	170,000	194,528
3.700% 4/01/60	170,000	204,074
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25 (b)	120,000	124,006
Texas Instruments, Inc.
1.750% 5/04/30	110,000	107,984
		1,920,760
Software — 0.4%
Microsoft Corp.
2.400% 8/08/26	600,000	628,227
2.525% 6/01/50	133,000	130,215
2.675% 6/01/60	17,000	17,023
2.921% 3/17/52	107,000	114,065
3.041% 3/17/62	83,000	89,201
3.300% 2/06/27	290,000	316,219
Oracle Corp.
1.650% 3/25/26	320,000	317,654
2.875% 3/25/31	350,000	352,616
salesforce.com, Inc.
3.250% 4/11/23	60,000	61,893
3.700% 4/11/28	50,000	55,523
		2,082,636
Telecommunications — 1.2%
AT&T, Inc.
1.650% 2/01/28	280,000	274,296
2.300% 6/01/27	250,000	254,504
2.550% 12/01/33	80,000	78,353

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.100% 2/01/43	$240,000	$234,021
3.300% 2/01/52	40,000	39,323
3.500% 9/15/53	180,000	182,309
3.550% 9/15/55	173,000	174,322
3.650% 9/15/59	60,000	60,847
3.800% 12/01/57	10,000	10,453
4.350% 6/15/45	101,000	114,197
5.350% 9/01/40	40,000	50,883
5.550% 8/15/41	40,000	52,659
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 3/20/25 (b)	178,750	187,008
T-Mobile USA, Inc.
2.050% 2/15/28	70,000	69,539
2.250% 2/15/26	70,000	70,175
2.250% 11/15/31	70,000	68,004
2.550% 2/15/31	130,000	129,491
2.625% 2/15/29	230,000	226,550
2.875% 2/15/31	170,000	167,892
3.000% 2/15/41	60,000	58,746
3.300% 2/15/51	20,000	19,607
3.500% 4/15/25	350,000	370,964
3.500% 4/15/31	80,000	83,200
3.500% 4/15/31 (b)	210,000	218,400
3.750% 4/15/27	50,000	54,178
Telefonica Emisiones SA
5.213% 3/08/47	150,000	186,808
Verizon Communications, Inc.
1.750% 1/20/31	280,000	265,310
2.550% 3/21/31	570,000	575,713
2.650% 11/20/40	260,000	247,774
2.875% 11/20/50	530,000	504,899
3.850% 11/01/42	40,000	44,837
3.875% 2/08/29	130,000	144,183
4.000% 3/22/50	120,000	139,450
4.125% 8/15/46	180,000	209,439
4.329% 9/21/28	440,000	500,226
4.400% 11/01/34	270,000	314,916
5.250% 3/16/37	170,000	221,341
5.500% 3/16/47	30,000	41,980
Vodafone Group PLC
4.375% 5/30/28	70,000	78,824
		6,725,621
Transportation — 0.1%
Union Pacific Corp.
2.150% 2/05/27	50,000	51,296
2.891% 4/06/36	270,000	283,395
3.750% 7/15/25	70,000	75,647
3.750% 2/05/70	150,000	170,753
3.839% 3/20/60	120,000	141,901
		722,992

TOTAL CORPORATE DEBT (Cost $159,511,270)		167,239,117

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District, Revenue Bond
5.000% 11/15/43	$50,000	$53,251
State of California
General Obligation, 5.000% 4/01/42	70,000	70,782
General Obligation, 5.000% 11/01/43	50,000	54,088
		178,121

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		178,121

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.5%
Auto Floor Plan Asset-Backed Securities — 0.2%
Ford Credit Floorplan Master, Series 2018-4, Class A
4.060% 11/15/30	1,100,000	1,226,674
Automobile Asset-Backed Securities — 0.5%
Hertz Vehicle Financing III LP, Series 2021-2A, Class C
2.520% 12/27/27 (b)	2,500,000	2,486,392
Commercial Mortgage-Backed Securities — 4.2%
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA,
5.830% VRN 8/10/45 (b) (d)	708,576	288,745
BANK, Series 2017-BNK4, Class XA,
1.379% VRN 5/15/50 (d)	3,586,401	188,020
Benchmark Mortgage Trust, Series 2021-B29, Class XA,
1.049% VRN 9/15/54 (b) (d)	2,517,864	187,895
BX Commercial Mortgage Trust, Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050%
2.160% FRN 11/15/35 (b)	357,000	356,122
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class B,
4.175% VRN 7/10/47 (d)	350,000	368,162
Credit Suisse Mortgage Trust
Series 2014-USA, Class A2, 3.953% 9/15/37 (b)	190,000	199,649
Series 2019-RIO Class A, 1 mo. USD LIBOR + 3.024% 4.024% FRN 12/15/22 (b)	2,500,000	2,454,552
Series 2014-USA, Class E, 4.373% 9/15/37 (b)	140,000	125,857
Series 2014-USA, Class F, 4.373% 9/15/37 (b)	2,440,000	1,925,096
Series 2017-CHOP, Class G, 1 mo. USD LIBOR + 5.600% 5.710% FRN 7/15/32 (b)	1,160,000	1,075,726
Grace Trust, Series 2020-GRCE, Class D,
2.680% VRN 12/10/40 (b) (d)	4,500,000	4,317,287
GS Mortgage Securities Trust
Series 2021-ROSS, Class A, 1 mo. USD LIBOR + 1.150% 1.260% FRN 5/15/26 (b)	370,000	369,456
Series 2018-SRP5, Class A, 1 mo. USD LIBOR + 1.550% 1.660% FRN 9/15/31 (b)	1,294,677	1,217,211
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class XA, 0.656% VRN 4/15/47 (d)	1,068,408	11,677
Series 2015-C31, Class B, 4.621% VRN 8/15/48 (d)	160,000	171,294
Series 2013-C17, Class B, 4.886% VRN 1/15/47 (d)	30,000	31,483
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class XA,
0.852% VRN 10/15/50 (d)	7,532,126	293,329
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ,
6.193% VRN 9/12/49 (d)	4,586	4,430
Morgan Stanley Capital I Trust
Series 2019-L2, Class B, 4.494% VRN 3/15/52 (d)	850,000	945,377

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-IQ12, Class AJ, 5.399% 12/15/43	$—	$—
PFP Ltd., Series 2021-8, Class A, 1 mo. USD LIBOR + 1.000%
1.109% FRN 8/09/37 (b)	790,000	787,075
Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 1 mo. USD LIBOR + 1.200%
1.280% FRN 11/25/36 (b)	979,947	979,361
Shops at Crystals Trust, Series 2016-CSTL, Class A
3.126% 7/05/36 (b)	320,000	329,153
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4
3.460% 6/15/50	170,000	180,980
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A,
4.104% VRN 9/14/22 (b) (d)	77,151	77,355
Wells Fargo Commercial Mortgage Trust
Series 2019-C52, Class XA, 1.593% VRN 8/15/52 (d)	5,692,927	534,409
Series 2016-BNK1, Class B, 2.967% 8/15/49	780,000	782,323
Series 2013-LC12, Class B, 4.306% VRN 7/15/46 (d)	140,000	138,599
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class B, 4.204% VRN 11/15/47 (d)	190,000	187,922
Series 2014-C24, Class C, 4.290% VRN 11/15/47 (d)	190,000	171,296
Series 2014-LC14, Class D, 4.586% VRN 3/15/47 (b) (d)	5,000,000	4,997,226
		23,697,067
Home Equity Asset-Backed Securities — 0.5%
Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 1 mo. USD LIBOR + .270%
0.372% FRN 9/25/36	420,000	399,204
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960%
1.062% FRN 11/25/33	1,237,405	1,122,322
GSAA Home Equity Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .540%
0.642% FRN 3/25/36	345,359	208,898
RBSSP Resecuritization Trust, Series 2010-4, Class 6A2,
5.825% STEP 2/26/36 (b)	939,015	939,340
		2,669,764
Manufactured Housing Asset-Backed Securities — 0.1%
Conseco Finance Corp., Series 1996-4, Class M1,
7.750% VRN 6/15/27 (d)	616,913	653,306
Other Asset-Backed Securities — 2.6%
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3, Class A, 1 mo. USD LIBOR + 1.070% 1.180% FRN 8/15/34 (b)	790,000	788,024
Series 2021-FL4, Class A, 1 mo. USD LIBOR + 1.350% 1.440% FRN 11/15/36 (b)	790,000	790,612
Dividend Solar Loans LLC, Series 2019-1, Class A
3.670% 8/22/39 (b)	888,870	926,526
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A2, 1 mo. USD LIBOR + .120%
0.222% FRN 11/25/36	341,208	324,843
HGI CRE CLO Ltd., Series 2021-FL2, Class A, 1 mo. USD LIBOR + 1.000%
1.108% FRN 9/19/36 (b)	790,000	787,532
InStar Leasing III LLC, Series 2021-1A, Class A
2.300% 2/15/54 (b)	602,602	598,222
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1,
3.200% STEP 5/25/59 (b)	1,157,361	1,158,423

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Magnolia Finance XI DAC, Series 2019-1OTF, Class A1, 3 mo. USD LIBOR + 2.900%
3.032% FRN 8/09/24 (b)	$960,000	$931,060
PFCA Home Equity Investment Trust, Series 2003-IFC6, Class A,
4.644% VRN 4/22/35 (b) (d)	497,530	494,414
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class M2 (ABS),
6.217% STEP 4/25/35	1,124	995
Saxon Asset Securities Trust, Series 2006-3, Class A4, 1 mo. USD LIBOR + .240%
0.342% FRN 10/25/46	440,000	407,954
SBA Small Business Investment Cos.
Series 2019-25G, Class 1, 2.690% 7/01/44	237,113	249,627
Series 2019-20D, Class 1, 2.980% 4/01/39	155,127	164,271
Series 2019-10A, Class 1, 3.113% 3/10/29	419,430	433,454
Series 2018-10B, Class 1, 3.548% 9/10/28	286,293	301,530
Structured Asset Investment Loan Trust, Series 2004-8, Class A9, 1 mo. USD LIBOR + 1.000%
1.102% FRN 9/25/34	851,630	832,914
Taco Bell Funding LLC, Series 2021-1A, Class A23
2.542% 8/25/51 (b)	4,000,000	3,907,887
Towd Point Mortgage Trust, Series 2017-4, Class B2,
3.433% VRN 6/25/57 (b) (d)	740,000	779,026
USQ Rail LLC, Series 2021-1A, Class A
2.250% 2/28/51 (b)	748,626	747,109
		14,624,423
Student Loans Asset-Backed Securities — 0.2%
College Ave Student Loans LLC, Series 2019-A, Class A2
3.280% 12/28/48 (b)	301,782	305,740
SLM Student Loan Trust, Series 2003-7A, Class A5A, 3 mo. USD LIBOR + 1.200%
1.403% FRN 12/15/33 (b)	379,480	379,643
SMB Private Education Loan Trust, Series 2021-A, Class B
2.310% 1/15/53 (b)	600,000	594,628
		1,280,011
Whole Loan Collateral Collateralized Mortgage Obligations — 1.2%
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%
7.548% FRN 11/25/35	674,733	202,299
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%
0.452% FRN 5/25/37	1,616,372	679,247
Credit Suisse Mortgage Trust
Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310% 0.712% FRN 10/27/36 (b)	746,752	363,996
Series 2021-2R, Class 1A1, 1 mo. USD LIBOR + 1.750% 1.844% FRN 7/25/47 (b)	715,870	721,275
Flagstar Mortgage Trust, Series 2018-2, Class A4,
3.500% VRN 4/25/48 (b) (d)	54,553	54,668
GS Mortgage Securities Trust, Series 2014-2R, Class 3B
0.702% 11/26/37 (b)	1,220,000	1,070,383
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3,
2.604% VRN 10/25/35 (d)	50,388	34,503
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A,
2.598% VRN 2/25/36 (d)	27,446	12,163
JP Morgan Mortgage Trust

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-3, Class A1, 3.500% VRN 9/25/48 (b) (d)	$346,251	$351,288
Series 2018-4, Class A1, 3.500% VRN 10/25/48 (b) (d)	143,618	145,314
Series 2018-5, Class A1, 3.500% VRN 10/25/48 (b) (d)	176,587	178,657
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%
0.854% FRN 4/26/47 (b)	195,589	192,604
New Residential Mortgage Loan Trust
Series 2018-RPL1, Class M2, 3.500% VRN 12/25/57 (b) (d)	730,000	773,784
Series 2017-4A, Class A1, 4.000% VRN 5/25/57 (b) (d)	296,044	312,343
Prime Mortgage Trust
Series 2006-DR1, Class 1A1, 5.500% 5/25/35 (b)	7,587	7,353
Series 2006-DR1, Class 2A2, 6.000% 5/25/35 (b)	555,272	491,095
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1,
2.751% VRN 8/25/36 (d)	182,075	139,141
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%
2.232% FRN 3/25/46	177,767	173,794
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1B, 12 mo. MTA + 1.000%
1.082% FRN 2/25/46	540,442	526,980
		6,430,887
Whole Loan Collateral Planned Amortization Classes — 0.0%
Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%
28.193% FRN 7/25/36	44,403	59,647

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $54,119,680)		53,128,171

SOVEREIGN DEBT OBLIGATIONS — 5.7%
Abu Dhabi Government International Bond
3.125% 9/30/49 (b)	1,330,000	1,357,164
Argentine Republic Government International Bond
1.125% STEP 7/09/35	1,927,319	616,761
2.500% STEP 7/09/41	110,000	38,775
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/23 BRL (e)	5,801,000	975,586
10.000% 1/01/25 BRL (e)	7,440,000	1,251,425
10.000% 1/01/27 BRL (e)	2,568,000	429,777
10.000% 1/01/31 BRL (e)	10,208,000	1,757,779
Brazilian Government International Bond
5.000% 1/27/45	510,000	477,870
5.625% 1/07/41	900,000	917,811
Colombia Government International Bond
3.250% 4/22/32	430,000	386,462
4.125% 2/22/42	440,000	367,400
Egypt Government International Bond
5.577% 2/21/23 (b)	370,000	382,906
Indonesia Government International Bond
3.500% 1/11/28	400,000	431,448
5.125% 1/15/45 (b)	830,000	1,030,996
6.500% 2/15/31 IDR (e)	58,983,000,000	4,176,092
Kuwait Government International Bond
3.500% 3/20/27 (b)	320,000	348,451
Mexican Bonos
7.750% 11/13/42 MXN (e)	34,785,600	1,648,636

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.000% 11/07/47 MXN (e)	$76,980,000	$3,725,741
8.500% 5/31/29 MXN (e)	28,500,000	1,472,401
Mexico Government International Bond
4.750% 3/08/44	630,000	685,919
Nigeria Government International Bond
7.143% 2/23/30 (b)	210,000	206,073
Panama Government International Bond
4.500% 4/01/56	350,000	385,528
Peruvian Government International Bond
6.550% 3/14/37	460,000	626,755
Provincia de Buenos Aires/Government Bonds,
3.900% STEP 9/01/37 (b)	540,019	229,508
Qatar Government International Bond
4.000% 3/14/29 (b)	380,000	428,100
4.817% 3/14/49 (b)	640,000	838,810
Republic of Kenya Government International Bond
6.300% 1/23/34 (b)	370,000	362,578
Republic of Poland Government International Bond
4.000% 1/22/24	540,000	570,909
Russian Federal Bond— OFZ
6.900% 5/23/29 RUB (e)	269,798,000	3,324,258
7.250% 5/10/34 RUB (e)	60,500,000	745,688
7.700% 3/16/39 RUB (e)	86,260,000	1,092,599
State of Israel
2.750% 7/03/30	310,000	329,467
		31,619,673

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $35,675,663)		31,619,673

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (F) — 10.2%
Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp.
Series 3422, Class AI, 0.250% STEP 1/15/38	8,928	64
Series 5018, Class MI, 2.000% 10/25/50	369,310	45,558
Series 5140, Class NI, 2.500% 5/25/49	295,185	38,086
Series 5010, Class IK, 2.500% 9/25/50	225,105	28,397
Series 5010, Class JI, 2.500% 9/25/50	533,848	74,941
Series 5013, Class IN, 2.500% 9/25/50	279,542	38,767
Series 5040, Class IB, 2.500% 11/25/50	170,487	23,221
Series 5059, Class IB, 2.500% 1/25/51	755,027	112,024
Series 5069, Class MI, 2.500% 2/25/51	90,513	12,825
Series 4793, Class CB, 3.000% 5/15/48	275,972	286,544
Series 4793, Class CD, 3.000% 6/15/48	170,834	177,383
Series 4813, Class CJ, 3.000% 8/15/48	137,264	141,643
Series 353, Class S1, 1 mo. USD LIBOR + 6.000% 5.890% FRN 12/15/46	257,637	47,445
Series 334, Class S7, 1 mo. USD LIBOR + 6.100% 5.990% FRN 8/15/44	111,077	20,757
Series R007, Class ZA, 6.000% 5/15/36	68,639	78,176
Series 3621, Class SB, 1 mo. USD LIBOR + 6.230% 6.120% FRN 1/15/40	24,902	4,805
Series 4203, Class PS, 1 mo. USD LIBOR + 6.250% 6.140% FRN 9/15/42	105,252	13,645
Series 3973, Class SA, 1 mo. USD LIBOR + 6.490% 6.380% FRN 12/15/41	165,353	33,116
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2012-K20, Class X2A, 0.200% 5/25/45 (b)	2,779,988	592
Series K741, Class X1, 0.572% VRN 12/25/27 (d)	2,998,779	91,919
Series K094, Class X1, 0.880% VRN 6/25/29 (d)	997,325	57,868
Series K743, Class X1, 0.926% VRN 5/25/28 (d)	4,000,000	214,932

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series KC05, Class X1, 1.202% VRN 6/25/27 (d)	$1,571,680	$64,065
Series K736, Class X1, 1.311% VRN 7/25/26 (d)	2,184,378	104,916
Series K110, Class X1, 1.697% VRN 4/25/30 (d)	1,297,182	155,354
Series 2019-KF58, Class B, 1 mo. USD LIBOR + 2.150% 2.244% FRN 1/25/26 (b)	615,134	615,944
Federal National Mortgage Association
Series 2006-118, Class IP1, 0.152% FRN 12/25/36 (d)	62,825	3,778
Series 2006-118, Class IP2, 0.152% FRN 12/25/36 (d)	45,439	2,858
Series 2005-88, Class IP, 1.588% FRN 10/25/35 (d)	24,955	1,032
Series 2006-88, Class IP, 1.839% 3/25/36	35,348	1,696
Series 2020-47, Class GZ, 2.000% 7/25/50	309,129	287,962
Series 2020-97, Class AI, 2.000% 1/25/51	189,631	24,154
Series 2006-59, Class IP, 2.459% FRN 7/25/36 (d)	73,970	5,202
Series 2020-56, Class DI, 2.500% 8/25/50	434,559	62,523
Series 2020-57, Class NI, 2.500% 8/25/50	359,641	53,502
Series 2020-74, Class EI, 2.500% 10/25/50	174,049	27,061
Series 2020-89, Class DI, 2.500% 12/25/50	1,203,761	161,585
Series 2021-3, Class QI, 2.500% 2/25/51	816,388	107,238
Series 2021-3, Class IB, 2.500% 2/25/51	283,058	45,586
Series 409, Class C2, 3.000% 4/25/27	57,179	2,921
Series 409, Class C13, 3.500% 11/25/41	63,404	7,755
Series 409, Class C18, 4.000% 4/25/42	72,458	11,055
Series 409, Class C22, 4.500% 11/25/39	48,916	7,666
Series 2011-59, Class NZ, 5.500% 7/25/41	318,933	360,359
Series 2013-9, Class CB, 5.500% 4/25/42	263,036	294,785
Series 2013-124, Class SB, 1 mo. USD LIBOR + 5.950% 5.848% FRN 12/25/43	266,301	46,200
Series 2016-61, Class BS, 1 mo. USD LIBOR + 6.100% 5.998% FRN 9/25/46	93,888	15,227
Series 2017-76, Class SB, 1 mo. USD LIBOR + 6.100% 5.998% FRN 10/25/57	553,739	113,759
Series 2012-46, Class BA, 6.000% 5/25/42	66,172	74,879
Series 2012-133, Class CS, 1 mo. USD LIBOR + 6.150% 6.048% FRN 12/25/42	80,329	15,461
Series 2012-134, Class SK, 1 mo. USD LIBOR + 6.150% 6.048% FRN 12/25/42	145,974	31,594
Series 2013-54, Class BS, 1 mo. USD LIBOR + 6.150% 6.048% FRN 6/25/43	209,040	40,302
Series 2017-85, Class SC, 1 mo. USD LIBOR + 6.200% 6.098% FRN 11/25/47	160,890	29,157
Series 2012-35, Class SC, 1 mo. USD LIBOR + 6.500% 6.398% FRN 4/25/42	74,821	13,971
Series 2011-87, Class SG, 1 mo. USD LIBOR + 6.550% 6.448% FRN 4/25/40	85,196	5,617
Series 2011-96, Class SA, 1 mo. USD LIBOR + 6.550% 6.448% FRN 10/25/41	165,203	29,566
Series 2012-28, Class B, 6.500% 6/25/39	7,925	8,502
Series 2013-9, Class BC, 6.500% 7/25/42	77,637	86,956
Series 2012-74, Class SA, 1 mo. USD LIBOR + 6.650% 6.548% FRN 3/25/42	41,617	6,871
Series 2012-51, Class B, 7.000% 5/25/42	57,416	67,677
Federal National Mortgage Association ACES
Series 2020-M36, Class X1, 1.465% VRN 9/25/34 (d)	1,288,207	123,216
Series 2019-M19, Class A2, 2.560% 9/25/29	460,181	484,189
Federal National Mortgage Association Grantor Trust Series 2017-T1, Class A 2.898% 6/25/27	99,538	105,846
Government National Mortgage Association
Series 2012-144, Class IO, 0.354% VRN 1/16/53 (d)	2,390,343	35,459

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-H07, Class FD, 1 mo. USD LIBOR + .300% 0.381% FRN 5/20/68	$338,560	$339,178
Series 2010-H28, Class FE, 1 mo. USD LIBOR + .400% 0.481% FRN 12/20/60	99,912	100,405
Series 2014-186, Class IO, 0.492% VRN 8/16/54 (d)	589,272	9,339
Series 2014-H20, Class FA, 1 mo. USD LIBOR + .430% 0.511% FRN 10/20/64	1,030,313	1,036,404
Series 2012-135, Class IO, 0.538% VRN 1/16/53 (d)	3,078,739	64,753
Series 2020-H13, Class FA, 1 mo. USD LIBOR + .450% 0.554% FRN 7/20/70	163,232	164,648
Series 2020-H13, Class FC, 1 mo. USD LIBOR + .450% 0.554% FRN 7/20/70	70,023	70,640
Series 2011-H08, Class FG, 1 mo. USD LIBOR + .480% 0.561% FRN 3/20/61	77,310	77,998
Series 2011-H09, Class AF, 1 mo. USD LIBOR + .500% 0.581% FRN 3/20/61	56,694	57,161
Series 2017-41, Class IO, 0.617% VRN 7/16/58 (d)	967,057	38,783
Series 2021-60, Class IO, 0.835% VRN 5/16/63 (d)	2,466,360	187,463
Series 2020-H09, Class FL, 1 mo. USD LIBOR + 1.150% 1.254% FRN 5/20/70	496,614	526,696
Series 2014-22, Class IA, 1.306% FRN 11/20/42 (d)	22,842	650
Series 2020-H09, Class NF, 1 mo. USD LIBOR + 1.250% 1.354% FRN 4/20/70	147,435	153,823
Series 2017-H18, Class BI, 1.614% VRN 9/20/67 (d)	3,385,570	219,361
Series 2012-H27, Class AI, 1.764% VRN 10/20/62 (d)	433,797	20,249
Series 2020-181, Class WI, 2.000% 12/20/50	1,457,851	153,525
Series 2017-H20, Class IB, 2.034% VRN 10/20/67 (d)	70,169	5,684
Series 2017-H15, Class KI, 2.199% VRN 7/20/67 (d)	132,965	12,958
Series 2020-123, Class NI, 2.500% 8/20/50	453,475	57,719
Series 2020-123, Class IL, 2.500% 8/20/50	185,276	23,933
Series 2020-127, Class IN, 2.500% 8/20/50	180,927	23,012
Series 2020-129, Class IE, 2.500% 9/20/50	185,388	23,805
Series 2020-160, Class IH, 2.500% 10/20/50	187,778	24,911
Series 2020-160, Class YI, 2.500% 10/20/50	740,150	97,668
Series 2020-160, Class VI, 2.500% 10/20/50	276,752	36,559
Series 2013-107, Class AD, 2.768% VRN 11/16/47 (d)	206,179	211,015
3.000% 9/20/51	195,880	203,246
Series 2012-66, Class CI, 3.500% 2/20/38	4,066	4
Series 2013-53, Class OI, 3.500% 4/20/43	428,202	43,786
Series 2020-47, Class MI, 3.500% 4/20/50	337,867	48,651
Series 2020-47, Class NI, 3.500% 4/20/50	86,970	12,704
Series 2014-176, Class IA, 4.000% 11/20/44	46,083	6,723
Series 2015-167, Class OI, 4.000% 4/16/45	57,153	9,366
Series 2016-84, Class IG, 4.500% 11/16/45	259,434	47,524
Series 2016-135, Class SB, 1 mo. USD LIBOR + 6.100% 5.993% FRN 10/16/46	112,096	28,687
Series 2016-21, Class ST, 1 mo. USD LIBOR + 6.150% 6.046% FRN 2/20/46	71,693	14,072
Series 2010-85, Class HS, 1 mo. USD LIBOR + 6.650% 6.546% FRN 1/20/40	10,513	467
		9,439,724
Pass-Through Securities — 7.8%
Federal Home Loan Mortgage Corp.
Pool #RB5125 2.000% 9/01/41	977,738	989,987
Pool #RA3882 2.000% 11/01/50	361,055	360,980
Pool #QB8602 2.000% 2/01/51	92,052	92,367
Pool #QB9087 2.000% 2/01/51	460,868	461,529

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #QB9090 2.000% 2/01/51	$96,261	$96,309
Pool #SD0552 2.000% 3/01/51	467,099	467,112
Pool #QB9482 2.000% 3/01/51	92,023	92,055
Pool #QC0041 2.000% 3/01/51	89,942	89,972
Pool #QC0160 2.000% 3/01/51	91,442	91,531
Pool #QC0161 2.000% 3/01/51	91,246	91,277
Pool #QB9290 2.000% 3/01/51	287,852	288,319
Pool #QC0297 2.000% 4/01/51	196,423	196,521
Pool #SD0573 2.000% 4/01/51	183,381	184,008
Pool #QC0885 2.000% 4/01/51	94,877	95,201
Pool #QC1164 2.000% 4/01/51	93,137	93,271
Pool #840698 5 year CMT + 1.286% 2.078% FRN 3/01/47	24,089	23,951
Pool #QK0701 2.500% 4/01/41	92,114	94,985
Pool #QB5092 2.500% 11/01/50	182,615	187,984
Pool #QB5093 2.500% 11/01/50	86,635	88,986
Pool #QB8934 2.500% 2/01/51	178,456	182,672
Pool #QC0165 2.500% 3/01/51	91,930	94,655
Pool #QC6551 2.500% 9/01/51	98,191	100,840
Pool #841077 12 mo. USD LIBOR + 1.620% 2.875% FRN 11/01/47	168,933	173,822
Pool #ZS8669 3.000% 9/01/32	86,253	90,477
Pool #ZS8673 3.000% 10/01/32	60,020	62,959
Pool #ZT1257 3.000% 1/01/46	173,062	184,422
Pool #G67701 3.000% 10/01/46	692,637	733,464
Pool #G60985 3.000% 5/01/47	1,380,603	1,461,981
Pool #ZT1493 3.000% 9/01/48	147,140	155,487
Pool #RA1293 3.000% 9/01/49	470,473	496,246
Pool #RA3175 3.000% 7/01/50	114,744	119,820
Pool #841076 12 mo. USD LIBOR + 1.628% 3.016% FRN 11/01/48	622,392	638,650
Pool #841081 12 mo. USD LIBOR + 1.622% 3.090% FRN 2/01/50	273,094	282,069
Pool #ZS9316 3.500% 1/01/38	337,690	362,021
Pool #Q41209 3.500% 6/01/46	160,496	172,026
Pool #Q19135 4.000% 6/01/43	28,693	31,433
Pool #Q19236 4.000% 6/01/43	18,924	20,606
Pool #Q19985 4.000% 7/01/43	884,271	965,840
Pool #Q19615 4.000% 7/01/43	28,167	30,856
Pool #C09071 4.000% 2/01/45	171,299	184,380
Pool #G67713 4.000% 6/01/48	609,556	660,722
Pool #ZA6680 4.000% 4/01/49	424,679	458,888
Pool #U92272 4.500% 12/01/43	3,986	4,373
Pool #Q49177 4.500% 6/01/47	156,916	171,287
Pool #Q56002 5.000% 5/01/48	38,876	42,433
Pool #G06875 5.500% 12/01/38	5,395	6,141
Pool #G06669 6.500% 9/01/39	10,819	12,808
Pool #G07509 6.500% 9/01/39	10,195	12,148
Pool #G07335 7.000% 3/01/39	24,870	30,338
Federal National Mortgage Association
Pool #CA8377 1.500% 12/01/35	91,179	91,660
Pool #BQ0254 2.000% 8/01/50	81,661	81,786
Pool #BQ1528 2.000% 9/01/50	81,875	82,000
Pool #BQ9224 2.000% 1/01/51	186,874	186,806
Pool #BR2641 2.000% 2/01/51	90,208	90,338
Pool #BR2643 2.000% 2/01/51	85,696	85,779
Pool #BR2644 2.000% 2/01/51	89,675	89,706
Pool #BR2664 2.000% 2/01/51	349,406	349,908
Pool #BR3500 2.000% 2/01/51	89,203	89,165
Pool #BR3256 2.000% 2/01/51	89,567	90,027
Pool #BR3257 2.000% 2/01/51	89,612	89,918
Poll #BR3290 2.000% 3/01/51	373,536	373,547

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BR3286 2.000% 3/01/51	$91,415	$91,425
Pool #BR4722 2.000% 3/01/51	90,873	90,904
Pool #BR4753 2.000% 3/01/51	92,208	92,341
Pool #BR4756 2.000% 3/01/51	88,234	88,264
Pool #BR5458 2.000% 3/01/51	93,727	93,774
Pool #BR5487 2.000% 3/01/51	90,687	90,718
Pool #BR5587 2.000% 3/01/51	91,534	91,623
Pool #BR5577 2.000% 3/01/51	93,608	93,640
Pool #BR5649 2.000% 3/01/51	95,654	95,687
Pool #BR5633 2.000% 3/01/51	94,415	94,448
Pool #BR6462 2.000% 3/01/51	96,402	96,345
Pool #FM6343 2.000% 3/01/51	95,335	95,367
Pool #BQ9453 2.000% 3/01/51	185,665	185,966
Pool #BR4080 2.000% 3/01/51	91,155	91,101
Pool #BR5589 2.000% 3/01/51	91,235	91,181
Pool #FM6418 2.000% 3/01/51	92,741	92,932
Pool #BR7745 2.000% 4/01/51	92,837	92,970
Pool #BR7744 2.000% 4/01/51	91,638	91,827
Pool #BR8478 2.000% 4/01/51	93,031	93,223
Pool #BR8518 2.000% 4/01/51	92,956	93,089
Pool #BL5850 2.260% 4/01/30	386,694	399,152
Pool #MA2749 2.500% 9/01/36	51,273	52,800
Pool #FM3123 2.500% 3/01/38	498,756	513,617
Pool #CA9358 2.500% 3/01/41	93,191	96,696
Pool #CB0100 2.500% 4/01/41	188,614	196,415
Pool #CB0101 2.500% 4/01/41	95,093	98,670
Pool #CB0114 2.500% 4/01/41	376,670	389,894
Pool #CB0470 2.500% 5/01/41	755,458	780,800
Pool #FM4577 2.500% 10/01/50	261,897	268,964
Pool #BQ5876 2.500% 11/01/50	92,834	95,354
Pool #BR0001 2.500% 12/01/50	89,247	91,513
Pool #FM5423 2.500% 1/01/51	444,685	456,684
Pool #FM5713 2.500% 2/01/51	168,918	172,750
Pool #FM6460 2.500% 3/01/51	187,223	192,283
Pool #BR7222 2.500% 4/01/51	194,002	199,082
Pool #FM6871 2.500% 4/01/51	190,761	196,699
Pool #FM7304 2.500% 5/01/51	190,667	195,687
Pool #FM7675 2.500% 6/01/51	281,038	288,674
Pool #FM7676 2.500% 6/01/51	96,132	98,717
Pool #FM7900 2.500% 7/01/51	193,258	198,630
Pool #BT3303 2.500% 8/01/51	99,039	101,704
Pool #BU0051 2.500% 9/01/51	593,246	607,456
Pool #FM8864 2.500% 10/01/51	196,978	202,662
Pool #FM9335 2.500% 10/01/51	99,631	101,822
Pool #AM8674 2.810% 4/01/25	50,000	52,086
Pool #MA2320 3.000% 7/01/35	49,422	51,909
Pool #MA2523 3.000% 2/01/36	334,616	351,456
Pool #MA2579 3.000% 4/01/36	244,845	257,167
Pool #MA2707 3.000% 8/01/36	297,295	311,978
Pool #MA2773 3.000% 10/01/36	1,092,628	1,146,592
Pool #MA2832 3.000% 12/01/36	554,183	581,554
Pool #AQ7306 3.000% 1/01/43	31,637	33,674
Pool #AR1202 3.000% 1/01/43	37,466	39,878
Pool #AS7738 3.000% 8/01/46	431,273	455,942
Pool #BC1509 3.000% 8/01/46	40,642	42,840
Pool #AS7844 3.000% 9/01/46	73,446	77,395
Pool #BC2817 3.000% 9/01/46	55,094	58,056
Pool #BD8104 3.000% 10/01/46	193,708	205,031

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AL9397 3.000% 10/01/46	$81,038	$85,395
Pool #BM1565 3.000% 4/01/47	759,543	803,939
Pool #CA4979 3.000% 1/01/50	170,248	177,539
Pool #FM8576 3.000% 2/01/50	94,885	99,246
Pool #BP7009 3.000% 8/01/50	136,997	143,056
Pool #AN8048 3.080% 1/01/28	210,000	225,157
Pool #BL2454 3.160% 5/01/29	86,972	94,129
Pool #MA2110 3.500% 12/01/34	75,519	80,630
Pool #MA2138 3.500% 1/01/35	38,746	41,368
Pool #AS8740 3.500% 2/01/37	82,887	88,419
Pool #FM5754 3.500% 3/01/37	67,147	71,692
Pool #890827 3.500% 12/01/37	49,005	52,520
Pool #FM6015 3.500% 8/01/39	66,605	71,091
Pool #FM0068 3.500% 2/01/40	248,451	269,614
Pool #FM0071 3.500% 2/01/40	53,605	57,300
Pool #MA1177 3.500% 9/01/42	21,532	23,238
Pool #MA1213 3.500% 10/01/42	133,078	143,623
Pool #AL3026 3.500% 12/01/42	39,521	42,393
Pool #AY6181 3.500% 4/01/45	100,249	107,222
Pool #AS6328 3.500% 12/01/45	417,068	442,401
Pool #AS6541 3.500% 1/01/46	109,062	117,295
Pool #AS6562 3.500% 1/01/46	87,659	94,030
Pool #AL9546 3.500% 11/01/46	219,096	234,006
Pool #BC9096 3.500% 12/01/46	89,480	95,172
Pool #FM3347 3.500% 5/01/47	241,260	256,683
Pool #CA0907 3.500% 12/01/47	42,958	45,962
Pool #FM3469 3.500% 8/01/48	467,736	497,929
Pool #FM3773 3.500% 11/01/48	483,718	514,641
Pool #FM3278 3.500% 11/01/48	131,818	139,925
Pool #AK8441 4.000% 4/01/42	16,544	17,914
Pool #AO2711 4.000% 5/01/42	10,470	11,337
Pool #AO6086 4.000% 6/01/42	21,953	23,771
Pool #AP0692 4.000% 7/01/42	16,483	17,848
Pool #AP5333 4.000% 7/01/42	150,218	162,658
Pool #AP2530 4.000% 8/01/42	16,116	17,450
Pool #AP4903 4.000% 9/01/42	27,592	29,877
Pool #AP7399 4.000% 9/01/42	40,451	43,801
Pool #AP9229 4.000% 10/01/42	12,948	14,020
Pool #MA1217 4.000% 10/01/42	101,532	110,924
Pool #AP9766 4.000% 10/01/42	79,079	86,271
Pool #MA1253 4.000% 11/01/42	60,927	66,468
Pool #AQ3599 4.000% 11/01/42	16,890	18,283
Pool #AQ7003 4.000% 12/01/42	37,531	40,627
Pool #AQ4555 4.000% 12/01/42	33,050	35,777
Pool #AQ7082 4.000% 1/01/43	47,446	51,361
Pool #AL3508 4.000% 4/01/43	29,483	32,284
Pool #AQ4078 4.000% 6/01/43	30,166	33,031
Pool #AQ4080 4.000% 6/01/43	21,000	22,857
Pool #AT8394 4.000% 6/01/43	29,288	32,070
Pool #AB9683 4.000% 6/01/43	43,062	46,615
Pool #AT9637 4.000% 7/01/43	86,509	94,161
Pool #AT9653 4.000% 7/01/43	65,116	71,303
Pool #AT9657 4.000% 7/01/43	50,055	54,184
Pool #AS0070 4.000% 8/01/43	25,408	27,718
Pool #MA1547 4.000% 8/01/43	29,294	31,959
Pool #AS4347 4.000% 1/01/45	49,738	54,214
Pool #BF0104 4.000% 2/01/56	94,041	103,798
Pool #BF0183 4.000% 1/01/57	52,657	58,120

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #BF0191 4.000% 6/01/57	$94,132	$103,751
Pool #MA0706 4.500% 4/01/31	13,366	14,563
Pool #MA0734 4.500% 5/01/31	46,850	51,047
Pool #MA0776 4.500% 6/01/31	15,955	17,384
Pool #MA0913 4.500% 11/01/31	11,480	12,508
Pool #MA0939 4.500% 12/01/31	12,288	13,389
Pool #993117 4.500% 1/01/39	1,077	1,178
Pool #AA0856 4.500% 1/01/39	7,276	8,009
Pool #AA3495 4.500% 2/01/39	6,350	6,976
Pool #935520 4.500% 8/01/39	10,968	12,060
Pool #AD5481 4.500% 5/01/40	317,058	349,131
Pool #AD6914 4.500% 6/01/40	34,275	37,734
Pool #AD8685 4.500% 8/01/40	90,815	99,845
Pool #MA1591 4.500% 9/01/43	57,781	63,373
Pool #MA1629 4.500% 10/01/43	51,375	56,347
Pool #AL4341 4.500% 10/01/43	3,135	3,432
Pool #MA1664 4.500% 11/01/43	26,276	28,818
Pool #MA1711 4.500% 12/01/43	55,381	60,740
Pool #AL4741 4.500% 1/01/44	23,718	26,014
Pool #AW0318 4.500% 2/01/44	47,345	51,883
Pool #AL5562 4.500% 4/01/44	10,994	12,051
Pool #890604 4.500% 10/01/44	230,374	253,100
Pool #AS4271 4.500% 1/01/45	29,769	33,348
Pool #CA2047 4.500% 7/01/48	235,926	256,969
Pool #CA5379 4.500% 3/01/50	234,448	255,213
Pool #BF0148 4.500% 4/01/56	429,911	473,815
Pool #BF0222 4.500% 9/01/57	485,475	541,406
Pool #BF0301 4.500% 8/01/58	50,266	56,042
Pool #BF0338 4.500% 1/01/59	123,254	137,415
Pool #915154 5.000% 4/01/37	34,882	38,992
Pool #974965 5.000% 4/01/38	96,703	108,132
Pool #983077 5.000% 5/01/38	26,837	30,051
Pool #310088 5.000% 6/01/38	22,883	25,587
Pool #AE2266 5.000% 3/01/40	57,763	64,592
Pool #937948 5.500% 6/01/37	7,914	9,104
Pool #995072 5.500% 8/01/38	12,940	14,878
Pool #BF0141 5.500% 9/01/56	480,785	549,473
Pool #481473 6.000% 2/01/29	13	14
Pool #867557 6.000% 2/01/36	1,665	1,851
Pool #AE0469 6.000% 12/01/39	107,503	125,052
Pool #BM1948 6.000% 7/01/41	119,020	137,987
Pool #AL4324 6.500% 5/01/40	66,598	79,403
Pool #AE0758 7.000% 2/01/39	37,538	45,935
Government National Mortgage Association
Pool #AB2892 3.000% 9/15/42	90,464	95,666
Pool #AA5649 3.000% 9/15/42	92,313	97,622
Pool #783669 3.000% 9/15/42	172,909	182,853
Pool #AB9108 3.000% 10/15/42	634,791	671,297
Pool #AB9109 3.000% 10/15/42	54,128	57,241
Pool #AB9207 3.000% 11/15/42	48,078	50,828
Pool #784571 3.500% 6/15/48	206,890	221,603
Pool #BS8439 3.500% 5/15/50	202,356	213,204
Pool #487588 6.000% 4/15/29	732	808
Pool #595077 6.000% 10/15/32	237	267
Pool #596620 6.000% 10/15/32	195	220
Pool #604706 6.000% 10/15/33	31,878	36,167
Pool #636251 6.000% 3/15/35	3,805	4,349
Pool #782034 6.000% 1/15/36	33,277	37,941

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #658029 6.000% 7/15/36	$11,006	$12,590
Government National Mortgage Association II
Pool #MA4068 3.000% 11/20/46	25,022	26,166
Pool #MA1995 3.500% 6/20/44	62,734	66,942
Pool #MA2678 3.500% 3/20/45	27,115	28,756
Pool #784106 3.500% 1/20/46	71,766	75,817
Pool #MA3597 3.500% 4/20/46	114,479	120,835
Pool #BC4732 3.500% 10/20/47	257,660	272,931
Pool #BD0384 3.500% 10/20/47	181,675	192,443
Pool #784825 3.500% 10/20/49	84,594	87,361
Pool #BM7534 3.500% 2/20/50	86,328	91,688
Pool #MA4511 4.000% 6/20/47	737,980	786,297
Pool #MA4720 4.000% 9/20/47	495,789	527,320
Pool #BM9734 4.000% 10/20/49	50,695	54,014
Pool #BM9743 4.000% 11/20/49	60,439	64,396
Pool #BS1728 4.000% 1/20/50	61,372	65,390
Pool #BS1742 4.000% 2/20/50	57,037	60,771
Pool #BS1757 4.000% 3/20/50	50,609	53,923
Pool #BS8420 4.000% 4/20/50	224,122	238,796
Pool #783298 4.500% 4/20/41	97,634	107,322
Pool #783368 4.500% 7/20/41	14,507	15,947
Pool #MA4654 4.500% 8/20/47	166,184	178,676
Pool #MA5138 4.500% 4/20/48	264,246	281,611
Pool #MA5193 4.500% 5/20/48	268,296	285,591
Pool #MA5265 4.500% 6/20/48	235,538	250,557
Pool #MA5331 4.500% 7/20/48	59,851	63,648
Pool #MA5818 4.500% 3/20/49	80,230	85,120
Pool #4747 5.000% 7/20/40	60,961	67,649
Uniform Mortgage Backed Securities TBA
2.500% 7/01/51 (g)	200,000	203,773
2.500% 7/01/51 (g)	600,000	612,844
3.000% 5/01/49 (g)	400,000	414,562
3.000% 5/01/49 (g)	100,000	103,492
		43,302,159
Whole Loans — 0.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2020-DNA2, Class M2, 1 mo. USD LIBOR + 1.850% 1.953% FRN 2/25/50 (b)	537,954	539,737
Series 2020-DNA6, Class M2, SOFR30A + 2.000% 2.050% FRN 12/25/50 (b)	780,000	783,728
Series 2020-DNA1, Class B1, 1 mo. USD LIBOR + 2.300% 2.403% FRN 1/25/50 (b)	380,000	379,564
Series 2017-DNA1, Class B1, 1 mo. USD LIBOR + 4.950% 5.053% FRN 7/25/29	1,450,000	1,574,276
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 1 mo. USD LIBOR + 2.100% 2.203% FRN 10/25/39 (b)	167,075	167,582
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.403% FRN 8/25/31 (b)	265,861	266,987
Series 2018-C05, Class 1B1, 1 mo. USD LIBOR + 4.250% 4.353% FRN 1/25/31	370,000	387,811
		4,099,685

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $56,922,106)		56,841,568

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 10.2%
U.S. Treasury Bonds & Notes — 10.2%
U.S. Treasury Bond
1.625% 11/15/50	$710,000	$659,993
1.750% 8/15/41	20,000	19,351
1.875% 2/15/51	4,340,000	4,285,073
1.875% 11/15/51	7,215,000	7,163,142
2.000% 11/15/41	3,060,000	3,094,425
2.000% 2/15/50	1,730,000	1,754,659
2.000% 8/15/51	1,700,000	1,729,051
2.250% 5/15/41	300,000	314,554
2.375% 5/15/51	2,910,000	3,208,176
3.000% 2/15/48	16,000	19,506
3.750% 11/15/43	1,560,000	2,065,050
U.S. Treasury Note
0.250% 11/15/23	70,000	69,422
0.250% 10/31/25	200,000	193,359
0.625% 12/31/27	155,100	148,517
1.250% 11/30/26	8,460,000	8,461,382
1.250% 12/31/26	3,150,000	3,148,768
1.250% 8/15/31	1,640,000	1,603,997
1.375% 12/31/28	2,510,000	2,499,803
1.375% 11/15/31	13,940,000	13,765,750
1.625% 5/15/31	1,890,000	1,914,363
U.S. Treasury Strip
0.010% 5/15/49	1,450,000	859,328
		56,977,669

TOTAL U.S. TREASURY OBLIGATIONS (Cost $56,575,893)		56,977,669

TOTAL BONDS & NOTES (Cost $386,076,647)		389,008,011

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $74,547)		98,616

TOTAL LONG-TERM INVESTMENTS (Cost $386,151,194)		389,106,627

SHORT-TERM INVESTMENTS — 29.0%
Discount Notes — 0.3%
Federal Home Loan Bank Discount Notes
0.051% 3/18/22 (h)	1,450,000	1,449,851
0.053% 3/09/22 (h)	490,000	489,956
		1,939,807

Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (i)	796,897	796,897

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill — 28.6%
U.S. Treasury Bill
0.130% 6/16/22 (h)	$1,930,000	$1,928,846
United States Cash Management Bill
0.112% 4/26/22 (h)	2,850,000	2,849,379
United States Treasury Floating Rate Note
3 mo. Treasury money market yield + .049% 0.000%FRN 1/31/23	35,475,000	35,487,274
3 mo. Treasury money market yield + .034% 0.000%FRN 4/30/23	54,600,000	54,607,808
3 mo. Treasury money market yield + .029% 0.000%FRN 7/31/23	2,215,000	2,215,133
3 mo. Treasury money market yield + .029% 0.000%FRN 7/31/23	54,600,000	54,603,276
3 mo. Treasury money market yield + .029% 0.000%FRN 7/31/23	2,860,000	2,860,171
3 mo. Treasury money market yield + .035% 0.000%FRN 10/31/23	5,400,000	5,400,594
		159,952,481

TOTAL SHORT-TERM INVESTMENTS (Cost $162,693,910)		162,689,185

TOTAL INVESTMENTS — 98.6% (Cost $548,845,104) (j)		551,795,812

Other Assets/(Liabilities) — 1.4%		7,859,548

NET ASSETS — 100.0%		$559,655,360

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
IO	Interest Only
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at December 31, 2021 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $87,646,863 or 15.66% of net assets.
(c)	Security is perpetual and has no stated maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(h)	The rate shown represents yield-to-maturity.
(i)	Maturity value of $796,897. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $812,836.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Eurodollar Future	3/14/22	99.88	98	USD	24,415,475	$1,225	$1,431	$(206)
Put
U.S. Treasury Note 10 Year Future	1/07/22	130.50	43	USD	5,610,156	$16,797	$19,559	$(2,762)
Eurodollar Future	3/14/22	99.63	353	USD	87,945,538	41,919	32,891	9,028
Eurodollar Future	6/13/22	99.50	91	USD	22,614,638	38,675	20,666	18,009
						$97,391	$73,116	$24,275
						$98,616	$74,547	$24,069

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	1/21/22	131.50	43	USD	5,610,156	$(8,062)	$(27,222)	$19,160
U.S. Treasury Note 5 Year Future	1/21/22	121.25	34	USD	4,113,203	(7,969)	(9,668)	1,699
U.S. Treasury Note 5 Year Future	1/21/22	121.50	34	USD	4,113,203	(5,047)	(8,441)	3,394
U.S. Treasury Bond Future	2/18/22	169.00	65	USD	10,428,438	(15,234)	(59,793)	44,559
U.S. Treasury Note 10 Year Future	2/18/22	133.50	45	USD	5,871,094	(4,219)	(12,985)	8,766
Eurodollar Future	3/14/22	99.75	98	USD	24,415,475	(5,513)	(16,945)	11,432
						$(46,044)	$(135,054)	$89,010
Put
U.S. Treasury Note 10 Year Future	1/21/22	131.50	43	USD	5,610,156	$(52,405)	$(34,049)	$(18,356)
U.S. Treasury Note 10 Year Future	2/18/22	129.00	70	USD	9,132,813	(28,437)	(34,661)	6,224
Eurodollar Future	3/14/22	99.38	231	USD	57,550,763	(2,888)	(10,990)	8,102
Eurodollar Future	3/14/22	99.75	98	USD	24,415,475	(28,788)	(19,395)	(9,393)
Eurodollar Future	6/13/22	99.00	91	USD	22,614,638	(5,688)	(5,497)	(191)
Eurodollar Future	6/19/23	97.00	88	USD	21,698,600	(13,750)	(17,415)	3,665
						$(131,956)	$(122,007)	$(9,949)
						$(178,000)	$(257,061)	$79,061

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	1/18/22	BRL	2,644,832	USD	463,685	$9,667
BNP Paribas SA	1/18/22	USD	1,088,397	EUR	940,000	17,910
Citibank N.A.	1/18/22	IDR	23,023,950,712	USD	1,594,766	19,008
Citibank N.A.	1/18/22	CAD	9,030,000	USD	7,189,204	(50,668)
Citibank N.A.	1/18/22	AUD	7,820,330	USD	5,703,156	(13,262)
Citibank N.A.	1/18/22	EUR	308,166	USD	357,224	(6,279)
Citibank N.A.	1/18/22	BRL	4,477,000	USD	785,122	16,137
Citibank N.A.	1/18/22	USD	193,591	CAD	240,000	3,862
Citibank N.A.	1/18/22	USD	148,603	AUD	200,000	3,088
Citibank N.A.	1/18/22	MXN	4,555,250	USD	$219,020	2,938
Goldman Sachs International	1/18/22	RUB	358,346,359	USD	4,838,229	(74,255)
Goldman Sachs International	1/18/22	GBP	2,632,114	USD	3,591,893	(29,296)
Goldman Sachs International	1/18/22	MXN	10,900,000	USD	509,942	21,169
Goldman Sachs International	1/18/22	USD	648,739	RUB	46,590,000	29,357
Morgan Stanley & Co. LLC	1/18/22	ZAR	6,889,002	USD	446,726	(15,253)
Morgan Stanley & Co. LLC	1/18/22	CAD	6,756,746	USD	5,382,171	(40,723)
Morgan Stanley & Co. LLC	1/18/22	JPY	642,474,779	USD	5,660,032	(74,236)
Morgan Stanley & Co. LLC	1/18/22	USD	876,858	BRL	4,863,493	6,427
						$(174,409)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-OAT	3/08/22	14	$2,646,063	$(45,616)
Australia Treasury Bond 10 Year	3/15/22	48	4,857,441	2,616
U.S. Treasury Long Bond	3/22/22	52	8,206,642	136,108
U.S. Treasury Ultra Bond	3/22/22	258	50,482,156	376,094
U.S. Treasury Note 2 Year	3/31/22	12	2,617,521	542
U.S. Treasury Note 5 Year	3/31/22	1,755	211,956,193	357,675
90 Day Eurodollar	12/19/22	331	82,089,558	(204,295)
90 Day Eurodollar	6/19/23	82	20,345,761	(126,611)
90 Day Eurodollar	12/18/23	474	117,255,383	(639,533)
				$(143,020)
Short
Euro-Bund	3/08/22	73	$(14,425,159)	$182,517
Euro-Buxl 30 Year Bond	3/08/22	2	(484,406)	13,659
90 Day Eurodollar	3/14/22	63	(15,709,172)	13,509
Japanese Government Bond 10 Year	3/14/22	4	(5,289,723)	18,402
U.S. Treasury Note 10 Year	3/22/22	1,022	(132,680,183)	(658,880)
U.S. Treasury Ultra 10 Year	3/22/22	41	(5,917,853)	(86,085)
				$(516,878)

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swap - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 37†	1.000%	Quarterly	12/20/26	BBB+*	USD	46,558,000	$1,131,033	$1,117,518	$13,515
CDX.NA.HY Series 37†	5.000%	Quarterly	12/20/26	BB*	USD	5,990,000	547,504	567,371	(19,867)
							$1,678,537	$1,684,889	$(6,352)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 7.450%	Monthly	7/18/29	MXN	88,370,000	$(5,035)	$37,242	$(42,277)
3-Month USD LIBOR	Quarterly	Fixed 0.190%	Semi-Annually	6/15/22	USD	15,757,000	(6,611)	(71)	(6,540)
Fixed 3.970%	Maturity	U.S. Consumer Price Index	Maturity	11/18/23	USD	3,530,000	(18,971)	(19,506)	535
Fixed 2.950%	Maturity	U.S. Consumer Price Index	Maturity	10/20/26	USD	3,480,000	(38,505)	(1,826)	(36,679)
U.S. Consumer Price Index	Maturity	Fixed 3.370%	Maturity	11/18/26	USD	3,530,000	41,868	55,349	(13,481)
Fixed 1.520%	Annually	12-Month USD SOFR	Annually	11/20/26	USD	4,000,000	(17,209)	(9,570)	(7,639)
Fixed 0.710%	Annually	12-Month USD SOFR	Annually	5/15/27	USD	17,179,000	382,822	45,133	337,689
Fixed 1.350%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/28	USD	6,275,000	26,025	(43,386)	69,411
Fixed 1.130%	Annually	12-Month USD SOFR	Annually	8/15/28	USD	980,000	3,898	6,525	(2,627)
Fixed 1.220%	Annually	12-Month USD SOFR	Annually	8/15/28	USD	2,942,000	(5,383)	(190)	(5,193)
Fixed 1.200%	Annually	12-Month USD SOFR	Annually	11/01/28	USD	2,290,000	101	(134)	235
Fixed 1.733	Annually	12-Month USD SOFR	Annually	10/20/31	USD	3,490,000	(35,787)	13,723	(49,510)
U.S. Consumer Price Index	Maturity	Fixed 2.770%	Maturity	10/20/31	USD	3,480,000	(43,883)	3,003	(46,886)
Fixed 0.560%	Annually	12-Month USD SOFR	Annually	7/20/45	USD	3,470,000	635,094	78,573	556,521
Fixed 0.740%	Annually	12-Month USD SOFR	Annually	8/19/45	USD	2,400,000	352,920	—	352,920
Fixed 1.000%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	193,000	29,939	1,398	28,541
Fixed 1.225%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	434,000	46,736	498	46,238
Fixed 1.200%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	861,000	97,258	4,743	92,515
Fixed 1.600%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	1,140,000	32,627	6,103	26,524
Fixed 1.729%	Annually	Fed Funds	Annually	2/15/47	USD	935,000	(53,462)	—	(53,462)
Fixed 1.630%	Semi-Annually	3-Month USD LIBOR	Quarterly	2/15/47	USD	737,000	16,433	(2,267)	18,700
Fixed 1.520%	Annually	12-Month USD SOFR	Annually	2/15/47	USD	1,137,000	(14,434)	(29,927)	15,493
Fixed 2.000%	Semi-Annually	3-Month USD LIBOR	Quarterly	6/03/51	USD	199,000	(13,448)	2,070	(15,518)
Fixed 2.050%	Semi-Annually	3-Month USD LIBOR	Quarterly	6/07/51	USD	614,000	(48,859)	77	(48,936)
Fixed 1.671%	Semi-Annually	3-Month USD LIBOR	Quarterly	7/09/51	USD	1,535,000	16,959	(6,841)	23,800
							$1,381,093	$140,719	$1,240,374

MassMutual Strategic Bond Fund — Portfolio of Investments (Continued)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	9,300,000	$(90,560)	$—	$(90,560)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	11,000,000	(107,114)	5,820	(112,934)
BRL CDI	Maturity	Fixed 7.024%	Maturity	Citibank N.A.	1/04/27	BRL	11,846,000	(115,352)	7,253	(122,605)
								$(313,026)	$13,073	$(326,099)

*	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company's rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
RUB	Russian Ruble
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 67.5%

COMMON STOCK — 66.5%
Australia — 0.1%
Australia & New Zealand Banking Group Ltd.	515	$10,311
BHP Group Ltd. (a)	3,253	98,452
Commonwealth Bank of Australia	108	7,938
CSL Ltd.	247	52,306
Endeavour Group Ltd.	13,960	68,476
Goodman Group	1,292	24,949
Magellan Financial Group Ltd. (a)	653	10,095
Quintis Group (Acquired 7/20/16-12/04/18, Cost $355,478) (b) (c) (d) (e)	578,796	130,542
Rio Tinto Ltd.	165	12,055
Santos Ltd.	5,969	27,441
South32 Ltd.	107,736	315,793
Treasury Wine Estates Ltd.	3,820	34,439
Westpac Banking Corp.	2,113	32,851
Woodside Petroleum Ltd.	4,695	74,992
		900,640
Belgium — 0.0%
Etablissements Franz Colruyt NV	2,400	101,814
Umicore SA	433	17,667
		119,481
Bermuda — 0.1%
China Gas Holdings Ltd.	6,400	13,296
IHS Markit Ltd.	278	36,952
Jardine Matheson Holdings Ltd.	200	11,010
Nine Dragons Paper Holdings Ltd.	8,000	8,590
Signet Jewelers Ltd.	3,369	293,204
		363,052
Brazil — 0.0%
B3 SA - Brasil Bolsa Balcao	11,121	22,224
Banco do Brasil SA	1,714	8,871
Cosan SA	2,468	9,694
Engie Brasil Energia SA	4,495	31,018
Locaweb Servicos de Internet SA (e) (f)	31,767	74,225
Natura & Co. Holding SA (e)	5,051	23,472
Sendas Distribuidora SA	3,146	7,433
WEG SA	3,581	21,196
		198,133
British Virgin Islands — 0.1%
Capri Holdings Ltd. (e)	7,601	493,381

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
Canada — 1.1%
Alimentation Couche-Tard, Inc.	858	$35,949
Barrick Gold Corp.	854	16,237
Brookfield Asset Management, Inc. Class A	262	15,822
Brookfield Renewable Corp. Class A	184	6,771
Canadian Natural Resources Ltd.	648	27,381
Cenovus Energy, Inc.	23,745	291,589
Cenovus Energy, Inc.	112,007	1,373,358
CGI, Inc. (e)	642	56,767
Enbridge, Inc.	123,727	4,832,880
George Weston Ltd.	218	25,275
Great-West Lifeco, Inc.	681	20,436
Lions Gate Entertainment Corp. Class A (e)	12,274	204,239
Loblaw Cos. Ltd.	281	23,023
Nutrien Ltd.	1,160	87,192
Restaurant Brands International, Inc.	347	21,040
Rogers Communications, Inc. Class B	305	14,522
Saputo, Inc.	973	21,922
Shopify, Inc. Class A (e)	221	304,403
Shopify, Inc. Class A (e)	13	17,900
TC Energy Corp. (a)	597	27,765
Thomson Reuters Corp.	837	100,093
Waste Connections, Inc.	581	79,173
		7,603,737
Cayman Islands — 1.6%
AAC Technologies Holdings, Inc.	19,000	74,854
Alibaba Group Holding Ltd. (e)	33,000	494,075
Alibaba Group Holding Ltd. Sponsored ADR (e)	6,770	804,208
Angelalign Technology, Inc. (e) (f)	2,600	83,166
ANTA Sports Products Ltd.	20,600	309,051
ASM Pacific Technology Ltd.	500	5,390
China Feihe Ltd. (f)	29,000	38,932
China Hongqiao Group Ltd.	78,500	82,865
China Resources Cement Holdings Ltd.	20,000	15,135
Dali Foods Group Co. Ltd. (f)	15,500	8,111
Diversey Holdings Ltd. (e)	70,626	940,032
ENN Energy Holdings Ltd.	4,000	75,356
GlobalFoundries, Inc. (e)	25,182	1,636,074
Haidilao International Holding Ltd. (f)	41,000	92,630
Hedosophia European Growth (e)	20,637	231,193
Hengan International Group Co. Ltd.	1,500	7,723
Highland Transcend Partners I Corp. (e)	21,145	218,005
Huazhu Group Ltd. ADR (e)	6,137	229,156
Hygeia Healthcare Holdings Co. Ltd. (f)	22,200	139,056
JD Health International, Inc. (e) (f)	81,500	643,421
Jinxin Fertility Group Ltd. (e) (f)	120,000	134,064
Kingdee International Software Group Co. Ltd. (e)	69,000	212,729
Kingsoft Corp. Ltd.	30,200	132,666
Li Auto, Inc. ADR (e)	26,227	841,887
Meituan (e) (f)	2,800	80,948
Microport Cardioflow Medtech Corp. (e) (f)	343,000	170,096
Ming Yuan Cloud Group Holdings Ltd.	34,000	77,458
NetEase.com, Inc. ADR	1,138	115,826
NU Holdings Ltd/Cayman Islands (e)	39,199	367,687
Sands China Ltd. (e)	4,000	9,318
Sea Ltd. ADR (e)	62	13,870

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
Shimao Group Holdings Ltd.	11,500	$7,523
SITC International Holdings Co. Ltd.	13,000	47,054
Tencent Holdings Ltd.	37,100	2,176,406
Tingyi Cayman Islands Holding Corp.	20,000	41,099
Trip.com Group Ltd. ADR (e)	570	14,033
Vipshop Holdings Ltd. ADR (e)	3,853	32,365
Want Want China Holdings Ltd.	127,000	116,616
Weibo Corp. Sponsored ADR (e)	741	22,956
Wuxi Biologics Cayman, Inc. (e) (f)	25,098	298,325
		11,041,359
China — 0.9%
Agricultural Bank of China Ltd. Class H	170,000	58,452
Aier Eye Hospital Group Co. Ltd. Class A	24,632	163,394
Amoy Diagnostics Co. Ltd. Class A	14,450	171,179
Anhui Gujing Distillery Co. Ltd. Class B	400	5,694
Asymchem Laboratories Tianjin Co. Ltd. Class A	2,527	172,462
Bank of China Ltd. Class H	50,000	18,019
BYD Co. Ltd. Class A	19,600	823,646
China Construction Bank Corp. Class H	101,000	69,981
China COSCO Holdings Co. Ltd. Class H (e)	17,600	34,173
China Galaxy Securities Co. Ltd. Class H	11,500	6,607
China Life Insurance Co. Ltd. Class H	12,000	19,881
China Merchants Bank Co. Ltd. Class H	17,000	132,119
China National Building Material Co. Ltd. Class H	88,000	107,952
China Pacific Insurance Group Co. Ltd. Class H	6,400	17,367
China Petroleum & Chemical Corp. Class H	150,000	69,910
China Tower Corp. Ltd. Class H (f)	96,000	10,592
Contemporary Amperex Technology Co. Ltd. Class A	18,200	1,678,539
Dongfeng Motor Group Co. Ltd. Class H	40,000	33,258
Foshan Haitian Flavouring & Food Co. Ltd. Class A	14,700	242,395
Ganfeng Lithium Co. Ltd. Class H (f)	13,800	217,201
Glodon Co. Ltd. Class A	13,900	139,550
Guangzhou Baiyun International Airport Co. Ltd.	126,300	239,371
Haitong Securities Co. Ltd. Class H	9,200	8,156
Hangzhou Robam Appliances Co. Ltd. Class A	16,400	92,451
Hangzhou Tigermed Consulting Co. Ltd. Class H (f)	6,000	76,218
Hundsun Technologies, Inc. Class A	21,193	206,484
Industrial & Commercial Bank of China Ltd. Class H	178,000	100,485
Jafron Biomedical Co. Ltd. Class A	4,500	37,646
Jiangsu Hengrui Medicine Co. Ltd. Class A	20,000	159,094
JiuGui Liquor Co. Ltd.	400	13,331
Kweichow Moutai Co. Ltd. Class A	700	225,132
Nongfu Spring Co. Ltd. Class H (f)	4,200	27,739
PetroChina Co. Ltd. Class H	72,000	32,066
Pharmaron Beijing Co. Ltd. Class H (f)	1,000	15,428
PICC Property & Casualty Co. Ltd. Class H	32,000	26,158
Ping An Insurance Group Co. of China Ltd. Class H	9,000	64,871
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	300	17,924
Venustech Group, Inc. Class A	27,650	123,764
WuXi AppTec Co. Ltd. Class A	7,224	134,415
Yifeng Pharmacy Chain Co. Ltd. Class A	13,884	120,039
Yonyou Network Technology Co. Ltd. Class A	40,028	225,053
		6,138,196

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
Denmark — 0.3%
AP Moller - Maersk A/S Class B	29	$104,079
DSV A/S	3,849	889,376
GN Store Nord A/S	801	50,051
Novo Nordisk A/S Class B	4,879	545,447
Pandora A/S	4,932	613,840
		2,202,793
Finland — 0.2%
Neste OYJ	20,028	987,587
Nordea Bank Abp	1,226	14,931
Wartsila OYJ Abp	1,573	21,906
		1,024,424
France — 2.2%
Alstom SA	39,450	1,405,011
Arkema SA	11,522	1,625,098
BNP Paribas SA	14,919	1,030,814
Cie de Saint-Gobain	22,069	1,552,341
Cie Generale des Etablissements Michelin SCA	64	10,491
Credit Agricole SA	1,124	16,055
Danone SA	25,600	1,590,148
Electricite de France SA	4,471	52,542
EssilorLuxottica SA	3,802	809,328
Kering SA	309	247,939
La Francaise des Jeux SAEM (f)	536	23,748
LVMH Moet Hennessy Louis Vuitton SE	4,283	3,534,333
Orange SA	1,264	13,541
Orpea SA	214	21,403
Pernod-Ricard SA	209	50,285
Remy Cointreau SA	152	37,000
Safran SA	19,959	2,451,338
Schneider Electric SE	729	142,920
Societe Generale SA	16,076	552,043
TotalEnergies SE	454	23,059
		15,189,437
Germany — 3.1%
adidas AG	266	76,715
Allianz SE	5,654	1,336,715
Auto1 Group SE (e) (f)	27,837	609,051
Bayer AG Registered	199	10,653
Bayerische Motoren Werke AG	1,074	108,229
Brenntag SE	379	34,337
Covestro AG (f)	7,596	468,710
Daimler AG Registered	55,298	4,246,324
Daimler Truck Holding AG (e)	19,472	715,833
Deutsche Boerse AG	484	81,080
Deutsche Post AG Registered	498	32,055
Deutsche Telekom AG	167,395	3,111,059
Evonik Industries AG	639	20,710
Fresenius Medical Care AG & Co. KGaA	201	13,021
Fresenius SE & Co. KGaA	331	13,346
Infineon Technologies AG	18,340	850,408
Puma SE	12,729	1,558,604
SAP SE	579	82,693

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
Siemens AG	32,298	$5,614,124
Siemens Energy AG (e)	2,649	67,823
Teamviewer AG (e) (f)	899	12,065
Telefonica Deutschland Holding AG	2,603	7,201
Vantage Towers AG	63,641	2,331,587
Vitesco Technologies Group AG (e)	355	17,416
		21,419,759
Hong Kong — 0.4%
AIA Group Ltd.	230,400	2,322,759
Hang Lung Properties Ltd.	33,000	67,887
Lenovo Group Ltd.	86,000	98,831
Sun Art Retail Group Ltd.	15,500	6,222
		2,495,699
India — 0.1%
HCL Technologies Ltd.	4,544	80,660
Indian Oil Corp. Ltd.	13,076	19,617
InterGlobe Aviation Ltd. (e) (f)	4,060	109,196
Reliance Industries Ltd.	7,573	241,152
Tata Consultancy Services Ltd.	345	17,360
		467,985
Indonesia — 0.0%
Bank Central Asia Tbk PT	374,700	189,884
Ireland — 0.2%
Accenture PLC Class A	73	30,262
Allegion PLC	118	15,628
Aon PLC Class A	36	10,820
Eaton Corp. PLC	605	104,556
Johnson Controls International PLC	5,086	413,543
Linde PLC	1,518	525,881
Medtronic PLC	1,125	116,381
Trane Technologies PLC	1,804	364,462
Willis Towers Watson PLC	369	87,634
		1,669,167
Israel — 0.4%
Nice Ltd. Sponsored ADR (a) (e)	8,673	2,633,123
SimilarWeb Ltd. (e)	4,399	78,786
		2,711,909
Italy — 0.8%
Enel SpA	236,669	1,884,824
Eni SpA	1,321	18,261
Intesa Sanpaolo	1,257,842	3,249,808
		5,152,893
Japan — 2.2%
Advantest Corp.	800	75,113
AGC, Inc.	1,700	81,144
Aisin Corp.	1,100	42,177
Asahi Group Holdings Ltd.	300	11,643

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
Asahi Kasei Corp.	1,600	$15,038
Astellas Pharma, Inc.	10,850	176,463
Capcom Co. Ltd.	2,000	47,089
Chubu Electric Power Co., Inc.	2,300	24,284
Chugai Pharmaceutical Co. Ltd.	4,000	129,735
Daifuku Co. Ltd.	2,700	220,669
Daikin Industries Ltd.	300	68,056
Disco Corp.	1,300	397,312
Electric Power Development Co. Ltd.	600	7,965
Fanuc Ltd.	12,300	2,607,426
Fast Retailing Co. Ltd.	100	56,784
Fujitsu	800	137,070
GLP J-REIT	11	19,007
GMO Payment Gateway, Inc.	2,300	285,124
Honda Motor Co. Ltd.	5,000	140,412
Hoya Corp.	16,009	2,373,727
Inpex Corp.	2,600	22,672
ITOCHU Corp.	3,000	91,761
Kao Corp.	3,300	172,684
KDDI Corp.	1,700	49,689
Keyence Corp.	1,735	1,090,382
Kirin Holdings Co. Ltd. (a)	7,400	118,676
Kose Corp.	5,400	612,688
Kyocera Corp.	1,400	87,482
LIXIL Group Corp.	1,800	47,967
Marubeni Corp.	8,000	77,869
Mazda Motor Corp. (e)	13,300	102,336
Mitsubishi Corp.	3,400	107,955
Mitsubishi Electric Corp.	17,000	215,571
Mitsubishi Heavy Industries Ltd.	2,900	67,125
Mitsui & Co. Ltd.	3,000	71,038
Mizuho Financial Group, Inc.	11,200	142,455
MS&AD Insurance Group Holdings, Inc.	2,000	61,711
Murata Manufacturing Co. Ltd.	900	71,455
NEC Corp.	4,200	193,899
Nidec Corp.	800	94,041
Nintendo Co. Ltd.	100	46,644
Nippon Paint Holdings Co. Ltd.	1,600	17,445
Nippon Telegraph & Telephone Corp.	4,800	131,241
Nippon Yusen KK	1,100	83,783
Nissan Motor Co. Ltd. (e)	6,300	30,444
Nitto Denko Corp.	700	54,105
Nomura Holdings, Inc.	35,600	155,257
Obic Co. Ltd.	100	18,718
Olympus Corp.	3,700	84,986
Oracle Corp.	1,200	91,106
Oriental Land Co. Ltd.	1,900	320,183
Osaka Gas Co. Ltd.	900	14,903
Otsuka Holdings Co. Ltd.	2,500	90,467
Pan Pacific International Holding Corp.	10,800	148,743
Panasonic Corp.	8,400	92,388
Recruit Holdings Co. Ltd.	16,909	1,025,005
Ricoh Co. Ltd.	4,000	37,246
Rohm Co. Ltd.	600	54,285
Softbank Corp.	7,800	98,634
SoftBank Group Corp.	1,700	80,324
Sony Group Corp.	7,200	910,147
Subaru Corp.	3,500	62,594

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
Sumco Corp.	1,200	$24,297
Sumitomo Corp.	7,500	110,884
Sumitomo Mitsui Trust Holdings, Inc.	600	20,031
Suzuki Motor Corp.	3,100	119,376
Takeda Pharmaceutical Co. Ltd.	3,100	84,721
Terumo Corp.	1,600	67,609
Tokyo Electron Ltd.	200	114,491
Tokyo Gas Co. Ltd.	400	7,190
Toray Industries, Inc.	2,400	14,227
Toyota Motor Corp.	12,400	228,902
Yamato Holdings Co. Ltd.	4,000	93,802
		14,949,872
Luxembourg — 0.0%
ArcelorMittal SA	8,776	282,283
Mexico — 0.0%
Fomento Economico Mexicano SAB de CV	2,448	19,068
Grupo Bimbo SAB de CV Series A	9,325	28,733
		47,801
Netherlands — 2.2%
Adyen NV (e) (f)	789	2,064,200
ASML Holding NV	5,370	4,281,891
Ferrari NV	2,263	582,082
Heineken Holding NV	107	9,879
ING Groep NV	290,783	4,051,920
Koninklijke Ahold Delhaize NV	989	33,888
Koninklijke Philips NV	4,327	160,832
NXP Semiconductors NV	12,297	2,801,011
QIAGEN NV (e)	9,343	519,284
QIAGEN NV (e)	318	17,720
Randstad NV	1,278	87,553
Stellantis Nv	6,360	119,417
STMicroelectronics NV	7,960	390,175
		15,119,852
Norway — 0.1%
LINK Mobility Group Holding ASA (a) (e)	19,500	42,413
Norsk Hydro ASA	39,922	314,444
		356,857
Poland — 0.0%
Dino Polska SA (e) (f)	123	11,212
Polski Koncern Naftowy ORLEN SA	1,009	18,601
		29,813
Portugal — 0.0%
Jeronimo Martins SGPS SA	6,985	159,860
Republic of Korea — 0.6%
Amorepacific Corp.	7,728	1,077,473
DL E&C Co. Ltd. (e)	106	10,605
Fila Holdings Corp.	406	12,236
Hana Financial Group, Inc.	1,122	39,511

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
Kakao Corp. (e)	7,457	$703,324
KB Financial Group, Inc.	787	36,277
Kia Corp.	277	19,017
Krafton, Inc. (e)	182	70,321
Kumho Petrochemical Co. Ltd.	189	26,309
LG Chem Ltd.	1,252	645,968
LG Household & Health Care Ltd.	29	26,754
Lotte Chemical Corp.	60	10,946
OCI Co. Ltd. (e)	72	6,295
POSCO	524	120,289
Samsung Biologics Co. Ltd. (e) (f)	32	24,278
Samsung Electronics Co. Ltd.	1,432	94,011
Samsung Fire & Marine Insurance Co. Ltd.	102	17,289
Samsung SDI Co. Ltd. (e)	1,557	852,822
SK Hynix, Inc. (e)	164	17,943
SK Innovation Co. Ltd. (e)	176	35,290
		3,846,958
Saudi Arabia — 0.0%
Dr Sulaiman Al Habib Medical Services Group Co.	191	8,212
Singapore — 0.1%
DBS Group Holdings Ltd.	8,900	215,480
Singapore Press Holdings Ltd.	3,800	6,570
United Overseas Bank Ltd.	9,400	187,716
		409,766
South Africa — 0.0%
FirstRand Ltd.	4,486	17,115
Impala Platinum Holdings Ltd.	3,089	43,629
Kumba Iron Ore Ltd.	844	24,412
Standard Bank Group Ltd.	1,098	9,646
		94,802
Spain — 0.4%
Banco Santander SA	3,322	11,088
Cellnex Telecom SA (f)	44,034	2,556,616
Endesa SA (a)	1,947	44,883
Iberdrola SA	6,188	72,514
		2,685,101
Sweden — 0.9%
Atlas Copco AB Class A	9,653	668,215
Elekta AB (a)	1,680	21,224
Epiroc AB Class A	13,650	346,069
EQT AB	142	7,718
H & M Hennes & Mauritz AB (a)	3,567	69,956
Hexagon AB Class B	44,195	695,786
Kinnevik AB Class B (e)	338	11,957
Lundin Energy AB	190	6,814
Saab AB Class B	570	14,495
Sandvik AB	70,257	1,962,969
Svenska Handelsbanken AB Class A	5,049	54,505
Volvo AB Class B	102,577	2,364,980
		6,224,688

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 1.0%
ABB Ltd. Registered	4,227	$161,054
Adecco Group AG Registered	2,206	112,784
Alcon, Inc. (a)	1,200	104,544
Cie Financiere Richemont SA	3,089	461,259
Garmin Ltd.	82	11,166
Julius Baer Group Ltd.	650	43,437
Kuehne & Nagel International AG Registered	113	36,340
Lonza Group AG Registered	857	713,918
Nestle SA	4,313	602,922
Novartis AG Registered	246	21,603
On Holding AG, Class A (e)	4,789	181,072
Partners Group Holding AG	137	225,847
Roche Holding AG	52	21,556
Sika AG Registered	2,420	1,004,531
Straumann Holding AG Registered	305	644,479
The Swatch Group AG	171	52,094
TE Connectivity Ltd.	15,460	2,494,316
UBS Group AG Registered	682	12,241
Vifor Pharma AG	35	6,267
		6,911,430
Taiwan — 0.9%
ASE Technology Holding Co. Ltd.	6,000	23,002
Asustek Computer Inc	1,000	13,591
Cathay Financial Holding Co. Ltd.	61,000	137,454
Evergreen Marine Corp. Taiwan Ltd.	10,000	51,240
Formosa Plastics Corp.	29,000	108,794
Fubon Financial Holding Co. Ltd.	64,497	177,833
Hon Hai Precision Industry Co. Ltd.	34,080	127,765
MediaTek, Inc.	4,000	171,019
Nan Ya Plastics Corp.	40,000	123,214
Nanya Technology Corp.	4,000	11,287
Novatek Microelectronics Corp.	4,000	77,598
SinoPac Financial Holdings Co. Ltd.	27,000	15,743
Taiwan Cooperative Financial Holding Co. Ltd.	29,000	26,649
Taiwan Glass Industry Corp.	24,000	23,132
Taiwan Semiconductor Manufacturing Co. Ltd.	219,000	4,849,264
Uni-President Enterprises Corp.	30,000	74,390
United Microelectronics Corp.	15,000	35,045
Yageo Corporation	2,000	34,560
		6,081,580
Thailand — 0.0%
Intouch Holdings PCL	53,700	129,005
Turkey — 0.0%
BIM Birlesik Magazalar AS	1,965	8,907
United Kingdom — 2.9%
Alphawave IP Group PLC (a) (e)	69,703	188,259
Anglo American PLC	14,721	602,573
Aptiv PLC (e)	10,336	1,704,923
AstraZeneca PLC	22,801	2,656,890
Atlassian Corp. PLC Class A (e)	1,390	529,993
Auto Trader Group PLC (f)	28,943	289,310
Barclays PLC	81,222	206,449

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
BHP Group PLC	19,992	$595,812
BP PLC	31,627	140,699
BP PLC Sponsored ADR	17,098	455,320
British American Tobacco PLC	503	18,637
Burberry Group PLC	2,500	61,258
Compass Group PLC (e)	71,259	1,587,385
Diageo PLC	2,573	140,262
Dr. Martens Plc (e)	8,175	47,274
Experian PLC	311	15,256
Ferguson PLC	3,113	552,996
Genius Sports Ltd. (e)	23,710	180,196
GlaxoSmithKline PLC	1,824	39,661
Glencore PLC	184,571	939,034
Hargreaves Lansdown PLC	801	14,699
Intertek Group PLC	179	13,612
Kingfisher PLC	10,173	46,512
Legal & General Group PLC	12,918	52,001
Lloyds Banking Group PLC	6,811,930	4,391,531
London Stock Exchange Group PLC	154	14,414
National Grid PLC	1,782	25,711
Natwest Group PLC	7,350	22,396
NMC Health PLC (b) (d) (e)	27,178	—
RELX PLC	923	30,082
Rio Tinto PLC	6,964	459,145
Royal Dutch Shell PLC Class A	1,767	38,771
Royal Mail PLC	6,395	43,868
Smith & Nephew PLC	2,354	41,203
Spirax-Sarco Engineering PLC	1,811	394,052
THG PLC (e)	256,750	796,799
Unilever PLC	52,435	2,809,174
Vodafone Group PLC	10,463	15,605
		20,161,762
United States — 43.6%
Abbott Laboratories	40,000	5,629,600
AbbVie, Inc.	37,237	5,041,890
Activision Blizzard, Inc.	1,091	72,584
Adobe, Inc. (e)	308	174,654
Advance Auto Parts, Inc.	2,765	663,268
Advanced Micro Devices, Inc. (e)	364	52,380
Agilent Technologies, Inc.	545	87,009
Air Products & Chemicals, Inc.	10,274	3,125,967
Airbnb, Inc.Class A (e)	1,094	182,140
Akamai Technologies, Inc. (e)	102	11,938
Albemarle Corp.	5,513	1,288,774
Alcoa Corp.	2,851	169,863
The Allstate Corp.	259	30,471
Alnylam Pharmaceuticals, Inc. (e)	1,985	336,616
Alphabet, Inc. Class A (e)	22	63,735
Alphabet, Inc. Class C (e) (h)	4,362	12,621,840
Altair Engineering, Inc. Class A (e)	8,307	642,297
AltC Acquisition Corp. (e)	20,946	206,318
Altice USA, Inc. Class A (e)	3,910	63,264
Amazon.com, Inc. (e) (h)	2,848	9,496,200
American Tower Corp.	18,846	5,512,455
American Water Works Co., Inc.	2,452	463,085
AMETEK, Inc.	382	56,169
Amphenol Corp. Class A	295	25,801

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
Analog Devices, Inc.	191	$33,572
ANSYS, Inc. (e)	1,668	669,068
Anthem, Inc.	6,486	3,006,520
Apple, Inc.	78,347	13,912,077
Applied Materials, Inc.	19,017	2,992,515
Arthur J Gallagher & Co.	131	22,227
Autodesk, Inc. (e)	9,077	2,552,362
AutoZone, Inc. (e)	17	35,639
AvidXchange Holdings, Inc. (a) (e)	539	8,117
Bank of America Corp.	125,997	5,605,607
The Bank of New York Mellon Corp.	411	23,871
Bath & Body Works, Inc.	5,720	399,199
Becton Dickinson and Co.	300	75,444
Berkshire Hathaway, Inc. Class B (e)	459	137,241
Best Buy Co., Inc.	4,922	500,075
Bio-Rad Laboratories, Inc. Class A (e)	14	10,578
Booking Holdings, Inc. (e)	5	11,996
Boston Scientific Corp. (e)	110,157	4,679,469
Bristol-Myers Squibb Co.	45,049	2,808,805
Brown & Brown, Inc.	216	15,180
Brown-Forman Corp. Class B	1,734	126,339
Cadence Design Systems, Inc. (e)	3,797	707,571
California Resources Corp.	11,883	507,523
Capital One Financial Corp.	28,287	4,104,161
Cardinal Health, Inc.	229	11,791
Carrier Global Corp.	8,531	462,721
CBRE Group, Inc. Class A (e)	421	45,683
Cerner Corp.	508	47,178
CF Industries Holdings, Inc.	4,235	299,753
Charles River Laboratories International, Inc. (e)	63	23,737
The Charles Schwab Corp.	52,249	4,394,141
Charter Communications, Inc. Class A (e)	3,878	2,528,340
Cigna Corp.	219	50,289
Citigroup, Inc.	319	19,264
Citrix Systems, Inc.	187	17,688
CME Group, Inc.	2,286	522,260
Comcast Corp. Class A	76,239	3,837,109
ConocoPhillips	72,525	5,234,854
Constellation Brands, Inc. Class A (g)	615	154,347
Corteva, Inc.	1,939	91,676
Costco Wholesale Corp.	8,184	4,646,057
Crowdstrike Holdings, Inc. Class A (e)	5,836	1,194,921
Crown Castle International Corp.	457	95,394
D.R. Horton, Inc.	31,370	3,402,076
Danaher Corp.	942	309,927
Datadog, Inc. Class A (e)	1,908	339,834
DaVita, Inc. (e)	1,030	117,173
Deere & Co.	596	204,362
Dell Technologies Class C (e)	1,140	64,034
Delta Air Lines, Inc. (e)	6,227	243,351
Devon Energy Corp.	6,690	294,694
DexCom, Inc. (e)	1,280	687,296
Dick's Sporting Goods, Inc. (a)	1,966	226,070
DocuSign, Inc. (e)	392	59,706
Dominion Energy, Inc.	107	8,406
Duke Energy Corp.	72	7,553
Dynatrace, Inc. (e)	7,393	446,168
Edwards Lifesciences Corp. (e)	18,535	2,401,209

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronic Arts, Inc.	1,052	$138,759
Element Solutions, Inc.	6,100	148,108
Eli Lilly & Co.	55	15,192
Emerson Electric Co.	1,809	168,183
Energy Transfer LP	27,583	227,008
Enphase Energy, Inc. (e)	48	8,781
EPAM Systems, Inc. (e)	403	269,385
EQT Corp. (e)	126,550	2,760,055
Equity Residential	771	69,776
Essex Property Trust, Inc.	73	25,713
The Estee Lauder Cos., Inc. Class A	809	299,492
Expedia Group, Inc. (e)	2,963	535,473
Extra Space Storage, Inc.	51	11,563
Exxon Mobil Corp.	4,991	305,399
FedEx Corp.	1,758	454,689
Fidelity National Information Services, Inc.	303	33,072
Floor & Decor Holdings, Inc. Class A (e)	4,007	520,950
FMC Corp.	576	63,297
Ford Motor Co.	23,883	496,050
Fortinet, Inc. (e)	2,724	979,006
Fortive Corp.	54,117	4,128,586
Fortune Brands Home & Security, Inc.	3,660	391,254
Franklin Resources, Inc.	2,024	67,784
Freeport-McMoRan, Inc.	83,749	3,494,846
Frontier Communications Parent, Inc. (e)	11,618	342,615
Gartner, Inc. (e)	135	45,133
Generac Holdings, Inc. (e)	1,298	456,792
General Motors Co. (e)	17,876	1,048,070
Genuine Parts Co.	367	51,453
Gilead Sciences, Inc.	241	17,499
Gitlab, Inc. (e)	58	5,046
Global Payments, Inc.	84	11,355
Globe Life, Inc.	121	11,340
Gores Holdings VIII, Inc. (e)	6,535	66,657
Green Plains, Inc. (e)	3,903	135,668
Hasbro, Inc.	157	15,979
HCA Healthcare, Inc.	573	147,215
Hess Corp.	341	25,244
Hewlett Packard Enterprise Co.	3,248	51,221
Hilton Worldwide Holdings, Inc. (e)	12,388	1,932,404
Hologic, Inc. (e)	402	30,777
Honeywell International, Inc.	69	14,387
HP, Inc.	1,203	45,317
Humana, Inc.	21	9,741
IDEXX Laboratories, Inc. (e)	119	78,357
Informatica, Inc. (e)	9,928	367,137
Ingersoll Rand, Inc.	311	19,242
International Flavors & Fragrances, Inc.	12,096	1,822,262
International Paper Co.	325	15,269
Intuit, Inc.	115	73,970
Intuitive Surgical, Inc. (e)	5,705	2,049,806
IQVIA Holdings, Inc. (e)	125	35,268
Johnson & Johnson	32,401	5,542,839
JP Morgan Chase & Co.	976	154,550
Khosla Ventures Acquisition Co. (e)	21,089	204,563
Kinder Morgan, Inc.	1,739	27,581
The Kroger Co.	708	32,044
Lam Research Corp.	138	99,243

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
Leidos Holdings, Inc.	251	$22,314
Lennar Corp. Class A	193	22,419
Liberty Broadband Corp. Class C (e)	64	10,310
Liberty Media Acquisition Co. (e)	41,914	444,708
Liberty Media Corp-Liberty SiriusXM Class A (e)	23,363	1,188,009
Liberty Media Corp-Liberty SiriusXM Class C (e)	32,331	1,644,031
Live Nation Entertainment, Inc. (e)	4,288	513,231
LKQ Corp.	1,055	63,332
Lookout, Inc. (Acquired 3/04/15, Cost $42,391) (b) (c) (d) (e)	3,711	40,895
Lowe's Cos., Inc.	7,114	1,838,827
Lululemon Athletica, Inc. (e)	213	83,379
Marsh & McLennan Cos., Inc.	23,996	4,170,985
Masco Corp.	48,247	3,387,904
Masimo Corp. (e)	1,937	567,115
Mastercard, Inc. Class A	13,330	4,789,736
McDonald's Corp.	13,249	3,551,659
MercadoLibre, Inc. (e)	1,715	2,312,506
Merck & Co., Inc.	998	76,487
Meta Platforms, Inc. Class A (e)	6,321	2,126,068
Mettler-Toledo International Inc (e)	80	135,777
Micron Technology, Inc.	24,042	2,239,512
Microsoft Corp. (h)	50,282	16,910,842
Moderna, Inc. (e)	1,722	437,354
Mondelez International Inc. Class A	104	6,896
MongoDB, Inc. (e)	872	461,593
Monolithic Power Systems, Inc.	36	17,760
Moody's Corp.	33	12,889
Morgan Stanley	33,479	3,286,299
The Mosaic Co.	1,441	56,617
Motorola Solutions, Inc.	34	9,238
MSCI, Inc.	13	7,965
Netflix, Inc. (e)	149	89,764
New Relic, Inc. (e)	3,710	407,952
Newmont Corp.	132	8,187
NextEra Energy, Inc.	57,050	5,326,188
NIKE, Inc. Class B	3,348	558,011
Northern Trust Corp.	499	59,685
NortonLifeLock, Inc.	2,095	54,428
NVIDIA Corp.	12,207	3,590,201
NVR, Inc. (e)	2	11,818
O'Reilly Automotive, Inc. (e)	885	625,014
Okta, Inc. (e)	2,129	477,258
ONEOK, Inc.	1,165	68,455
Oracle Corp.	178	15,523
Otis Worldwide Corp.	797	69,395
Palantir Technologies, Inc. (e)	1,887	34,362
Palo Alto Networks, Inc. (e)	1,691	941,481
Park Hotels & Resorts, Inc. (e)	3,553	67,081
Parker Hannifin Corp.	5,888	1,873,091
PayPal Holdings, Inc. (e)	7,685	1,449,237
Peloton Interactive, Inc. Class A (e)	16,836	602,055
Penn National Gaming, Inc. (e)	4,601	238,562
PepsiCo, Inc.	2,538	440,876
Petco Health & Wellness Co., Inc. (a) (e)	5,799	114,762
Philip Morris International, Inc.	747	70,965
Pinterest, Inc. Class A (e)	677	24,609
Playtika Holding Corp. (e)	49,574	857,134
The PNC Financial Services Group, Inc.	225	45,117

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
PPG Industries, Inc.	22,661	$3,907,663
Prologis, Inc.	1,080	181,829
Public Storage	51	19,103
PVH Corp.	3,002	320,163
QUALCOMM, Inc.	3,826	699,661
Raytheon Technologies Corp.	170	14,630
Regeneron Pharmaceuticals, Inc. (e)	1,426	900,548
ResMed, Inc.	2,663	693,658
RingCentral, Inc. Class A (e)	443	82,996
Rivian Automotive, Inc. (e)	12,142	1,259,004
Robert Half International, Inc.	175	19,516
Rockwell Automation, Inc.	279	97,329
Roku, Inc. (e)	26	5,933
Rollins, Inc.	234	8,005
S&P Global, Inc.	1,048	494,583
salesforce.com, Inc. (e)	20,733	5,268,877
SBA Communications Corp.	414	161,054
Seagen, Inc. (e)	6,384	986,966
Sempra Energy	27,645	3,656,881
ServiceNow, Inc. (e)	5,483	3,559,070
Skyworks Solutions, Inc.	120	18,617
SmartRent, Inc. (e)	24,601	238,138
Snap-on, Inc.	256	55,137
Snowflake, Inc. Class A (e)	153	51,829
Sonos, Inc. (e)	20,833	620,823
The Southern Co.	299	20,505
Southwest Airlines Co. (e)	928	39,756
Splunk, Inc. (e)	1,341	155,181
Starbucks Corp.	135	15,791
Starwood Property Trust, Inc.	12,558	305,159
State Street Corp.	184	17,112
Stryker Corp.	1,518	405,944
Synopsys, Inc. (e)	46	16,951
T-Mobile US, Inc. (e)	44	5,103
T. Rowe Price Group, Inc.	267	52,503
Target Corp.	171	39,576
Teledyne Technologies, Inc. (e)	51	22,281
Tesla, Inc. (e)	153	161,687
The The Home Depot, Inc.	9,406	3,903,584
Thermo Fisher Scientific, Inc.	8,268	5,516,740
The TJX Cos., Inc.	43,470	3,300,242
Toast, Inc., Class A (e)	13,416	465,669
TransDigm Group, Inc. (e)	1,113	708,180
Trimble, Inc. (e)	242	21,100
Twilio, Inc. Class A (e)	2,671	703,381
Twitter, Inc. (e)	854	36,910
U.S. Bancorp	6,132	344,434
Uber Technologies, Inc. (e)	5,047	211,621
UDR, Inc.	283	16,977
Ulta Beauty, Inc. (e)	659	271,732
United Parcel Service, Inc. Class B	22,510	4,824,793
United Rentals, Inc. (e)	1,213	403,068
United States Oil Fund LP (e) (i)	5,869	319,039
United States Steel Corp. (a)	8,964	213,433
UnitedHealth Group, Inc.	16,701	8,386,240
Vail Resorts, Inc.	182	59,678
Valero Energy Corp.	33,405	2,509,050
VeriSign, Inc. (e)	2,866	727,448

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
Verisk Analytics, Inc.	2,491	$569,766
Verizon Communications, Inc.	3,861	200,618
Vertex Pharmaceuticals, Inc. (e)	271	59,512
Vertiv Holdings Co.	116,203	2,901,589
VF Corp.	1,072	78,492
Victoria's Secret & Co. (e)	2,640	146,626
Visa, Inc. Class A	54	11,702
VMware, Inc. Class A	770	89,228
Vulcan Materials Co.	17,443	3,620,818
W.R. Berkley Corp.	167	13,759
Walmart, Inc.	11,387	1,647,585
The Walt Disney Co. (e)	26,849	4,158,642
Waters Corp. (e)	210	78,246
Western Digital Corp. (e)	9,410	613,626
Weyerhaeuser Co.	10,466	430,990
Williams-Sonoma, Inc.	8,137	1,376,211
WillScot Mobile Mini Holdings Corp. (e)	11,737	479,339
Workday, Inc. Class A (e)	1,635	446,649
Wynn Resorts Ltd. (e)	1,039	88,357
Xilinx, Inc.	5,452	1,155,988
Yum China Holdings, Inc.	2,752	137,160
Yum! Brands, Inc.	299	41,519
Zebra Technologies Corp. Class A (e)	112	66,662
Zimmer Biomet Holdings, Inc.	640	81,306
Zoetis, Inc.	3,070	749,172
Zoom Video Communications, Inc. Class A (e)	303	55,725
Zscaler, Inc. (e)	2,635	846,705
		298,277,742

TOTAL COMMON STOCK (Cost $352,998,422)		455,168,220

PREFERRED STOCK — 1.0%
Brazil — 0.0%
Banco Bradesco SA 4.760%
	24,069	83,027
Itau Unibanco Holding SA 4.630%
BRL	3,762	14,308
Petroleo Brasileiro SA 21.130%
	10,021	50,851
		148,186
Germany — 0.2%
Henkel AG & Co. KGaA, 21.130%
EUR	145	11,742
Porsche Automobil Holding SE 2.510%
	3,156	299,503
Volkswagen AG 2.540%
	4,231	855,040
		1,166,285
United Kingdom — 0.1%
Aptiv PLC, Convertible
5.500%	3,561	655,545

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
United States — 0.7%
2020 Cash Mandatory Exchangeable Trust, Convertible
5.250% (f)	914	$955,176
Becton Dickinson and Co., Convertible
6.000% (a)	13,598	717,295
Boston Scientific Corp., Convertible
5.500%	2,343	268,648
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%
6.499% VRN	16,932	472,403
Databricks, Inc., Series F (Acquired 10/22/19, Cost $283,760)
(b) (c) (d) (e)	6,607	1,337,389
Grand Rounds, Inc., Series C (Acquired 3/31/15, Cost $336,853)
(b) (c) (d) (e)	121,323	306,947
Grand Rounds, Inc., Series D (Acquired 5/01/18, Cost $185,458)
(b) (c) (d) (e)	76,520	192,065
Lookout, Inc., Series F (Acquired 9/19/14-10/22/14, Cost $628,910)
(b) (c) (d) (e)	55,056	606,717
Wells Fargo & Co. Series L 1.06%
7.500%	153	228,051
		5,084,691

TOTAL PREFERRED STOCK (Cost $5,850,915)		7,054,707

TOTAL EQUITIES (Cost $358,849,337)		462,222,927

	Principal Amount
BONDS & NOTES — 15.7%
BANK LOANS — 3.1%
Canada — 0.1%
Bausch Health Cos., Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.104% VRN 6/02/25	$282,357	280,875
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan,
0.000% 12/22/26 (j)	52,000	51,513
Raptor Acquisition Corp., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 11/01/26	80,000	80,150
		412,538
France — 0.3%
Babilou Group, 2021 EUR Term Loan B, EURIBOR + 4.000%
4.000% VRN 11/30/27 EUR (g)	713,000	811,547
Cablevision Lightpath LLC, Term Loan B, 3 mo. USD LIBOR + 3.250%
3.750% VRN 11/30/27	63,360	63,201
IRB Holding Corp, 2020 Fourth Amendment Incremental Term Loan, 3 mo. USD LIBOR + 3.250%
4.250% VRN 12/15/27	398,526	398,151
LBM Acquisition LLC, Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 12/17/27	475,924	471,241
White Cap Buyer LLC, Term Loan B, 1 mo. USD LIBOR + 4.000%
4.500% VRN 10/19/27	442,530	442,579
		2,186,719

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
Luxembourg — 0.0%
AEA International Holdings (Lux) SARL, Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 9/07/28	$101,459	$101,459
Cobham Ultra SeniorCo S.a.r.l, USD Term Loan B,
0.000% 11/16/28 (j)	38,000	37,846
		139,305
Netherlands — 0.2%
The Stars Group Holdings B.V., 2018 USD Incremental Term Loan, 3 mo. USD LIBOR + 2.250%
2.474% VRN 7/21/26	497,848	495,742
Ziggo BV, 2019 Term Loan H, EURIBOR + 3.000%
3.000% VRN 1/31/29 EUR (g)	1,017,786	1,141,148
		1,636,890
United Kingdom — 0.1%
Constellation Automotive Ltd. SONIA CMPD + 7.500%
7.500% VRN 7/30/29 GBP	110,000	150,239
GVC Holdings (Gibraltar) Lld., 2021 USD Term Loan B4, 3 mo. USD LIBOR + 2.500%
3.000% VRN 3/16/27	460,685	459,073
		609,312
United States — 2.4%
ACProducts, Inc., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
4.750% VRN 5/17/28	367,155	361,648
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, 1 mo. USD LIBOR + 4.750%
5.500% VRN 2/02/26	247,506	245,650
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 5/12/28	33,915	33,767
Altar Bidco, Inc., 2021 Term Loan,
0.000% 11/17/28 (j)	185,000	184,306
American Rock Salt Co. LLC, 2021 Term Loan, 1 mo. USD LIBOR + 4.000%
4.750% VRN 6/04/28	90,773	90,432
Applied Systems, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 3.000%, PRIME + 2.000%
3.500% - 5.250% VRN 9/19/24	46,000	45,954
Athenahealth, Inc., 2021 Term Loan B1, 3 mo. USD LIBOR + 4.250%
4.400% VRN 2/11/26	70,468	70,397
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
2.750% VRN 11/08/27	168,282	168,071
Avaya, Inc.
2021 Term Loan B2, 3 mo. USD LIBOR + 4.000%
4.110% VRN 12/15/27	85,000	84,872
2020 Term Loan B, 3 mo. USD LIBOR + 4.250%
4.360% VRN 12/15/27	110,410	110,618
Caesars Resort Collection LLC, 2020 Term Loan B1, 1 mo. USD LIBOR + 3.500%
3.604% VRN 7/21/25	115,538	115,509
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
3.500% FRN 3/01/24	58,585	58,519

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
City Brewing Co., LLC, Closing Date Term Loan, 3 mo. USD LIBOR + 3.500%
4.250% VRN 4/05/28	$266,000	$251,258
Columbus McKinnon Corp., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
3.250% VRN 5/14/28	28,257	28,257
Conair Holdings, LLC, Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 5/17/28	118,703	118,638
ConnectWise, LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.000% VRN 9/29/28	116,000	115,607
Davis-Standard, LLC, Term Loan,
0.000% 12/10/28 (j)	156,000	151,710
Digital Room Holdings, Inc., 2021 Term Loan,
0.000% 12/15/28 (j)	97,000	96,181
DirecTV Financing, LLC, Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 8/02/27	374,383	374,491
DT Midstream, Inc., Term Loan B, 3 mo. USD LIBOR + 2.000%, 6 mo. USD LIBOR + 2.000%
2.500% VRN 6/26/28	244,770	245,115
The Dun & Bradstreet Corp., Term Loan, 1 mo. USD LIBOR + 3.250%
3.352% VRN 2/06/26	109,197	108,690
ECL Entertainment, LLC, Term Loan, 1 mo. USD LIBOR + 7.500%
8.250% VRN 3/31/28	175,120	177,747
Fanatics Commerce Intermediate Holdco, LLC, Term Loan B, 3 mo. USD LIBOR + 3.250%
3.750% VRN 11/24/28	129,000	128,194
Flexera Software LLC, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 3/03/28	74,547	74,537
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 2/03/28	84,257	83,595
Frontier Communications Corp., 2021 DIP Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 5/01/28	224,011	223,563
Gray Television, Inc. ., 2021 Term Loan D, 1 mo. USD LIBOR + 3.000%
3.099% VRN 12/01/28	430,000	427,527
Herschend Entertainment Co. LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.250% VRN 8/27/28	105,735	105,426
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.500% VRN 8/02/28	502,740	503,117
Hilton Worldwide Finance LLC, 2019 Term Loan B2, 1 mo. USD LIBOR + 1.750%
1.852% VRN 6/22/26	491,275	486,819
Hydrofarm Holdings LLC, 2021 Term Loan, 3 mo. USD LIBOR + 5.500%
5.678% VRN 9/27/28	73,000	70,810
Informatica LLC, 2021 USD Term Loan B, 1 mo. USD LIBOR + 2.750%
2.875% VRN 10/27/28	323,000	321,559
IPS Corp.
2021 Term Loan,
0.000% 10/02/28 (j)	41,964	41,859
2021 Delayed Draw Term Loan,
0.000% 10/02/28 (j) (k)	8,393	8,372
ITT Holdings LLC, 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
3.250% VRN 7/10/28	131,670	130,880
J&J Ventures Gaming, LLC, Term Loan, 1 mo. USD LIBOR + 4.000%
4.750% VRN 4/26/28	218,000	218,000

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
Jack Ohio Finance LLC, Term Loan, 1 mo. USD LIBOR + 4.750%
4.854% VRN 10/04/28	$68,000	$67,788
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/05/28	443,457	444,871
Jeld-Wen, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.351% VRN 7/28/28	314,212	313,820
Jo-Ann Stores, Inc., 2021 Term Loan B1, 3 mo. USD LIBOR + 4.750%
5.500% VRN 7/07/28	242,393	239,515
Knowlton Development Corp., Inc., 2020 EUR Term Loan B, EURIBOR + 5.000%
5.000% VRN 12/22/25 EUR (g)	622,310	710,051
Leslie's Poolmart, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 2.500%
3.000% VRN 3/09/28	324,831	323,382
LogMeIn, Inc., Term Loan B, 1 mo. USD LIBOR + 4.750%
4.839% VRN 8/31/27	333,335	331,158
LSF11 A5 Holdco LLC, Term Loan, 3 mo. USD LIBOR + 3.750%
4.250% VRN 10/15/28	189,000	188,684
Maverick Gaming LLC, Term Loan B, 3 mo. USD LIBOR + 7.500%
8.500% VRN 9/03/26	95,000	95,119
McAfee LLC, 2018 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
3.852% VRN 9/30/24	64,087	64,123
Medical Solutions LLC, 2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.000%
7.500% VRN 11/01/29	52,000	51,307
Medline Borrower, LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% FRN 10/23/28	444,000	443,805
Metronet Systems Holdings LLC, 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
4.500% VRN 5/26/28	71,836	71,782
Michaels Cos. Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.000% VRN 4/15/28	175,120	173,400
MIP V Waste Holdings, LLC, Term Loan B,
0.000% 12/08/28 (j)	87,000	86,674
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/02/28	225,615	225,662
OVG Business Services, LLC, Initial Term Loan, 3 mo. USD LIBOR + 6.250%
7.250% VRN 10/13/28	193,000	190,105
Pacific Gas & Electric Co., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 6/23/25	219,975	217,335
Park River Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.250%
4.000% VRN 12/28/27	207,082	204,978
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	103,697	103,660
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
2.854% VRN 3/13/28	535,234	532,333
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. USD LIBOR + 3.250%
4.000% VRN 3/03/28	301,720	301,216
Proofpoint, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 8/31/28	69,000	68,661
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 4/24/28	178,000	177,361
Redstone Buyer LLC
2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/27/28	332,000	316,333
2021 2nd Lien Term Loan, 3 mo. USD LIBOR + 7.750%
8.500% VRN 4/27/29	182,000	167,136

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
Rexnord LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.750% VRN 10/04/28	$18,000	$17,994
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/16/27	390,432	386,204
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.500% VRN 8/25/28	415,958	413,878
Select Medical Corp., 2017 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.360% VRN 3/06/25	141,646	140,584
Shearer's Foods, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 9/23/27	219,207	218,323
Signal Parent, Inc., Term Loan B, 1 mo. USD LIBOR + 3.500%
4.250% VRN 4/03/28	276,610	268,312
Southwestern Energy Co., 2021 Term Loan, SOFR + 2.500%
3.000% 6/22/27	24,000	24,015
Sovos Brands Intermediate, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 6/08/28	68,163	68,063
SRS Distribution, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 6/02/28	412,965	411,648
Surf Holdings, LLC, USD Term Loan, 3 mo. USD LIBOR + 3.500%
3.690% VRN 3/05/27	227,602	225,579
The The Enterprise Development Authority, Term Loan B, 1 mo. USD LIBOR + 4.250%
5.000% VRN 2/28/28	369,525	368,756
Tory Burch LLC, Term Loan B, 1 mo. USD LIBOR + 3.000%
3.500% VRN 4/16/28	176,550	176,108
Triton Water Holdings, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%
4.000% VRN 3/31/28	279,658	276,352
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 6 mo. USD LIBOR + 3.250%
3.750% VRN 10/02/28	388,000	387,837
Ultimate Software Group, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 5/04/26	120,093	119,379
Univision Communication, Inc.
2021 Term Loan B,
0.000% 5/05/28 (j)	125,000	124,687
2021 First Lien Term Loan B, 1 mo. USD LIBOR + 3.250%
4.000% VRN 3/15/26	74,813	74,883
Valcour Packaging LLC, 2021 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.250% VRN 10/04/28	51,000	50,936
VS Buyer, LLC, Term Loan B, 1 mo. USD LIBOR + 3.000%
3.104% VRN 2/28/27	158,676	157,816
WIN Waste Innovations Holdings, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 2.750%
3.250% VRN 3/24/28	97,510	97,242
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/21/27	168,403	168,403
		16,348,953

TOTAL BANK LOANS (Cost $21,407,414)		21,333,717

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
CORPORATE DEBT — 5.2%
Argentina — 0.0%
Genneia SA
8.750% 9/02/27 (f)	$56,800	$53,619
Australia — 0.3%
Quintis (Australia) Pty Limited First Lien Note (Acquired 7/20/16-10/01/20, Cost $1,123,715)
7.500% 10/01/26 (b) (c) (d) (f)	1,176,001	1,176,001
Quintis (Australia) Pty Limited Second Lien Note (Acquired 7/20/16, Cost $1,077,000)
12.000% 10/01/28 (b) (c) (d) (f)	1,095,355	1,095,355
		2,271,356
Austria — 0.0%
Suzano Austria GmbH
3.125% 1/15/32	50,000	48,375
Bahrain — 0.0%
The Oil and Gas Holding Co. BSCC
7.625% 11/07/24 (f)	200,000	215,500
Bermuda — 0.0%
Inkia Energy Ltd.
5.875% 11/09/27 (f)	200,000	208,000
Brazil — 0.0%
Oi SA
10.000% 7/27/25	64,000	56,161
Canada — 0.1%
Bausch Health Cos., Inc.
4.875% 6/01/28 (f)	92,000	94,070
Bombardier, Inc.
7.125% 6/15/26 (f)	57,000	59,133
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
6.250% 9/15/27 (f)	9,000	9,394
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
5.000% 6/15/29 (f)	53,000	53,037
First Quantum Minerals Ltd.
6.875% 10/15/27 (f)	200,000	215,250
Masonite International Corp.
5.375% 2/01/28 (f)	7,000	7,341
Mattamy Group Corp.
4.625% 3/01/30 (f)	120,000	122,214
		560,439
Cayman Islands — 0.1%
MAF Sukuk Ltd.
4.638% 5/14/29 (f)	200,000	221,708
Shelf Drilling Holdings Ltd.
8.875% 11/15/24 (f)	15,000	15,375
		237,083

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
Colombia — 0.1%
Ecopetrol SA
4.625% 11/02/31	$45,000	$43,749
Empresas Publicas de Medellin ESP
4.250% 7/18/29 (f)	200,000	189,702
		233,451
Germany — 0.2%
APCOA Parking Holdings GmbH 3 mo. EURIBOR + 5.000%
5.000% FRN 1/15/27 EUR (f) (g)	252,000	288,049
Douglas GmbH
6.000% 4/08/26 EUR (f) (g)	316,000	358,687
Kirk Beauty SUN GmbH
8.250% 10/01/26 EUR (f) (g)	229,238	249,243
KME SE
6.750% 2/01/23 EUR (a) (f) (g)	318,000	346,475
		1,242,454
India — 0.0%
Muthoot Finance Ltd.
6.125% 10/31/22 (f)	200,000	205,500
REI Agro, Ltd.
5.500% 11/13/14 (d) (f) (l)	618,000	5,166
		210,666
Indonesia — 0.0%
Pertamina Persero PT
3.650% 7/30/29 (f)	200,000	212,258
Ireland — 0.0%
ASG Finance Designated Activity Co.
7.875% 12/03/24 (f)	200,000	196,000
Israel — 0.0%
Bank Leumi Le-Israel BM 5 year CMT + 1.631%
3.275% VRN 1/29/31 (f)	200,000	200,250
Italy — 0.1%
Marcolin SpA
6.125% 11/15/26 EUR (f) (g)	274,000	317,706
Shiba Bidco SpA
4.500% 10/31/28 EUR (f) (g)	277,000	318,518
		636,224
Luxembourg — 0.2%
Garfunkelux Holdco 3 SA
6.750% 11/01/25 EUR (f) (g)	133,000	156,947
7.750% 11/01/25 GBP (f) (g)	226,000	317,756
Herens Midco Sarl
5.250% 5/15/29 EUR (f) (g)	317,000	338,495
Kenbourne Invest SA
6.875% 11/26/24 (f)	200,000	208,000
Picard Bondco Co.
5.375% 7/01/27 EUR (f) (g)	230,000	263,492

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
Sani/Ikos Financial Holdings 1 Sarl
5.625% 12/15/26 EUR (f) (g)	$213,000	$245,944
		1,530,634
Mexico — 0.1%
Banco Mercantil del Norte SA 5 year CMT + 4.967%
6.750% VRN (f) (m)	200,000	207,102
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (f)	200,000	205,252
Grupo Bimbo SAB de CV 5 year CMT + 3.280%
5.950% VRN (a) (f) (m)	200,000	207,000
Petroleos Mexicanos
5.950% 1/28/31 (a)	63,000	61,219
6.375% 1/23/45	33,000	28,661
6.500% 3/13/27	94,000	100,283
6.700% 2/16/32 (f)	45,000	45,450
6.750% 9/21/47	59,000	52,362
		907,329
Netherlands — 0.1%
Bio City Development Co. B.V. (Acquired 7/05/11, Cost $1,400,000)
8.000% 7/06/21 (b) (c) (d) (f) (l)	1,400,000	110,320
Braskem Netherlands Finance BV 5 year CMT + 8.220%
8.500% VRN 1/23/81 (f)	200,000	232,500
Titan Holdings II BV
5.125% 7/15/29 EUR (f) (g)	166,000	187,649
		530,469
Panama — 0.0%
Avianca Holdings SA
9.000% 3/31/22 (f)	38,993	39,285
Switzerland — 0.1%
Credit Suisse Group AG 5 year CMT + 4.822%
6.375% VRN (f) (m)	200,000	215,560
UBS Group AG 5 year USD Swap + 4.344%
7.000% VRN (f) (m)	200,000	215,650
		431,210
United Kingdom — 0.5%
BCP V Modular Services Finance II PLC
6.125% 11/30/28 GBP (f) (g)	346,000	465,987
BCP V Modular Services Finance PLC
6.750% 11/30/29 EUR (f) (g)	461,000	516,319
Boparan Finance PLC
7.625% 11/30/25 GBP (a) (f) (g)	230,000	257,614
Constellation Automotive Financing PLC
4.875% 7/15/27 GBP (f) (g)	100,000	133,149
Deuce Finco PLC
5.500% 6/15/27 GBP (f) (g)	597,000	802,145
Ellaktor Value PLC
6.375% 12/15/24 EUR (f) (g)	420,000	455,871
Inspired Entertainment Financing PLC
7.875% 6/01/26 GBP (f) (g)	197,000	271,982
Vodafone Group PLC 5 year CMT + 2.767%
4.125% VRN 6/04/81	104,000	102,956

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
Wheel Bidco Ltd.
6.750% 7/15/26 GBP (f) (g)	$109,000	$144,586
		3,150,609
United States — 3.3%
Acadia Healthcare Co., Inc.
5.000% 4/15/29 (f)	18,000	18,495
5.500% 7/01/28 (f)	22,000	23,124
Affinity Gaming
6.875% 12/15/27 (f)	68,000	70,720
Air Lease Corp.
3.125% 12/01/30	129,000	131,765
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson's LLC
3.500% 3/15/29 (f)	318,000	318,623
Ally Financial, Inc. 5 year CMT + 3.868%
4.700% VRN (a) (m)	101,000	104,788
AMC Networks, Inc.
4.750% 8/01/25	11,000	11,234
5.000% 4/01/24	6,000	6,045
American Express Co. 5 year CMT + 2.854%
3.550% VRN (m)	105,000	105,184
AMN Healthcare, Inc.
4.000% 4/15/29 (f)	23,000	23,316
Aramark Services, Inc.
5.000% 2/01/28 (f)	15,000	15,506
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625% 8/01/29 (f)	39,000	38,513
Avantor Funding, Inc.
4.625% 7/15/28 (f)	59,000	61,508
Avaya, Inc.
6.125% 9/15/28 (a) (f)	160,000	169,600
Aviation Capital Group LLC
1.950% 9/20/26 (f)	107,000	103,993
Bank of America Corp.
SOFR + 1.320% 2.687% VRN 4/22/32	129,000	131,060
3 mo. USD LIBOR + 3.292% 5.125% VRN (m)	100,000	104,625
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625% 12/15/25 (f)	27,000	28,620
Bristow Group, Inc.
6.875% 3/01/28 (f)	118,000	122,746
Broadcom, Inc.
1.950% 2/15/28 (f)	34,000	33,641
Buckeye Partners LP
4.125% 3/01/25 (f)	125,000	129,063
Caesars Entertainment, Inc.
4.625% 10/15/29 (f)	57,000	57,000
6.250% 7/01/25 (f)	361,000	378,915
Caesars Resort Collection LLC / CRC Finco Inc.
5.750% 7/01/25 (f)	73,000	76,235
Capital One Financial Corp. 5 year CMT + 3.157%
3.950% VRN (m)	103,000	103,515
Carrols Restaurant Group, Inc.
5.875% 7/01/29 (a) (f)	40,000	36,000
Cedar Fair LP
5.250% 7/15/29 (a)	7,000	7,175
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375% 4/15/27	7,000	7,175

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
Centene Corp.
2.450% 7/15/28	$240,000	$236,400
2.625% 8/01/31	160,000	156,800
4.250% 12/15/27	35,000	36,488
Centennial Resource Production LLC
5.375% 1/15/26 (f)	15,000	14,700
CenturyLink, Inc.
5.125% 12/15/26 (f)	180,000	187,313
The Charles Schwab Corp. 5 year CMT + 3.168%
4.000% VRN (a) (m)	101,000	103,020
Charter Communications Operating LLC/Charter Communications Operating Capital
2.800% 4/01/31	200,000	197,867
3.900% 6/01/52	147,000	147,940
Cheniere Energy Partners LP
3.250% 1/31/32 (f)	18,000	18,180
Cheniere Energy, Inc.
4.625% 10/15/28	61,000	64,508
Chesapeake Energy Corp.
5.500% 2/01/26 (f)	133,000	139,982
5.875% 2/01/29 (f)	25,000	26,744
Churchill Downs, Inc.
5.500% 4/01/27 (f)	9,000	9,270
Citigroup, Inc.
SOFR + 1.167% 2.561% VRN 5/01/32	96,000	96,608
SOFR + 3.914% 4.412% VRN 3/31/31	170,000	194,338
SOFR + 3.234% 4.700% VRN (m)	102,000	103,040
Clean Harbors, Inc.
4.875% 7/15/27 (f)	8,000	8,240
Colgate Energy Partners III LLC
7.750% 2/15/26 (f)	44,000	47,520
Colt Merger Sub, Inc.
8.125% 7/01/27 (f)	215,000	237,922
CrownRock LP / CrownRock Finance, Inc.
5.625% 10/15/25 (f)	15,000	15,338
CSC Holdings LLC
4.125% 12/01/30 (f)	255,000	248,944
4.625% 12/01/30 (f)	416,000	393,640
Dana, Inc.
4.250% 9/01/30	27,000	27,371
Darling Ingredients, Inc.
5.250% 4/15/27 (f)	7,000	7,228
DaVita, Inc.
3.750% 2/15/31 (f)	406,000	394,835
4.625% 6/01/30 (f)	228,000	233,415
Directv Financing LLC / Directv Financing Co-Obligor, Inc.
5.875% 8/15/27 (f)	20,000	20,467
DISH DBS Corp.
5.250% 12/01/26 (f)	195,000	198,003
Edison International 5 year CMT + 4.698%
5.375% VRN (m)	104,000	108,950
Emergent BioSolutions, Inc.
3.875% 8/15/28 (a) (f)	11,000	10,557
Endeavor Energy Resources LP / EER Finance, Inc.
5.750% 1/30/28 (f)	13,000	13,771
Equinix, Inc.
2.500% 5/15/31	59,000	59,027
Ford Motor Co.
3.250% 2/12/32	63,000	64,512

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
Forestar Group, Inc.
3.850% 5/15/26 (f)	$48,000	$48,120
5.000% 3/01/28 (f)	322,000	330,452
The Fresh Market, Inc.
9.750% 5/01/23 (f)	87,000	89,501
Front Range BidCo, Inc.
4.000% 3/01/27 (f)	120,000	118,200
Frontier Communications Holdings LLC
5.000% 5/01/28 (f)	143,000	147,290
5.875% 10/15/27 (f)	60,000	63,450
6.750% 5/01/29 (f)	227,000	236,080
Frontier North, Inc.
6.730% 2/15/28	50,000	53,000
Full House Resorts, Inc.
8.250% 2/15/28 (f)	23,000	24,150
GCI LLC
4.750% 10/15/28 (f)	38,000	38,998
General Motors Financial Co., Inc.
2.700% 8/20/27	228,000	232,068
5 year CMT + 4.997% 5.700% VRN (m)	93,000	106,020
Genesis Energy LP / Genesis Energy Finance Corp.
8.000% 1/15/27	31,000	31,947
The Goldman Sachs Group, Inc.
SOFR + 1.281% 2.615% VRN 4/22/32	274,000	276,280
5 year CMT + 2.969% 3.800% VRN (m)	104,000	103,480
Great Western Petroleum LLC / Great Western Finance Corp.
12.000% 9/01/25 (f)	30,000	31,500
HCA, Inc.
3.500% 9/01/30	117,000	123,654
5.375% 2/01/25	131,000	143,969
5.875% 2/01/29	13,000	15,490
Hilton Domestic Operating Co., Inc.
3.625% 2/15/32 (f)	381,000	378,996
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.875% 4/01/27	8,000	8,240
Hologic, Inc.
3.250% 2/15/29 (f)	220,000	220,000
Howard Hughes Corp.
4.125% 2/01/29 (f)	96,000	97,282
4.375% 2/01/31 (f)	106,000	107,060
5.375% 8/01/28 (f)	185,000	197,033
iHeartCommunications, Inc.
5.250% 8/15/27 (f)	10,000	10,401
6.375% 5/01/26	11,313	11,737
Iron Mountain, Inc.
4.500% 2/15/31 (f)	266,000	268,844
5.250% 7/15/30 (f)	153,000	161,235
JBS USA LUX SA/JBS USA Finance, Inc.
6.500% 4/15/29 (f)	21,000	23,100
6.750% 2/15/28 (f)	14,000	15,103
Joseph T Ryerson & Son, Inc.
8.500% 8/01/28 (f)	16,000	17,400
JP Morgan Chase & Co. SOFR + 3.125%
4.600% VRN (m)	302,000	309,927
Legends Hospitality Holding Co LLC / Legends Hospitality Co-Issuer, Inc.
5.000% 2/01/26 (f)	12,000	12,060
Level 3 Financing, Inc.
3.625% 1/15/29 (f)	252,000	239,400

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 7/01/28 (f)	$477,000	$472,230
Lions Gate Capital Holdings LLC
5.500% 4/15/29 (f)	20,000	20,350
LogMeIn, Inc.
5.500% 9/01/27 (f)	65,000	65,780
Lumen Technologies, Inc.
5.375% 6/15/29 (a) (f)	179,000	179,000
Marriott Ownership Resorts, Inc.
6.125% 9/15/25 (f)	97,000	101,123
Meritor, Inc.
4.500% 12/15/28 (f)	2,000	2,005
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
3.875% 2/15/29 (f)	87,000	91,350
5.625% 5/01/24	15,000	16,031
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875% 5/01/29 (f)	124,000	124,620
Molina Healthcare, Inc.
3.875% 11/15/30 (f)	34,000	35,275
Morgan Stanley 3 mo. USD LIBOR + 3.610%
3.734% VRN (m)	277,000	277,141
Mozart Debt Merger Sub, Inc.
3.875% 4/01/29 (f)	332,000	330,828
MPT Operating Partnership LP/MPT Finance Corp.
5.000% 10/15/27	20,000	20,925
Nationstar Mortgage Holdings, Inc.
5.125% 12/15/30 (f)	31,000	30,613
5.500% 8/15/28 (f)	54,000	55,080
The New Home Co., Inc.
7.250% 10/15/25 (f)	70,000	71,400
Nexstar Media, Inc.
4.750% 11/01/28 (f)	83,000	84,556
NRG Energy, Inc.
5.250% 6/15/29 (f)	10,000	10,714
5.750% 1/15/28	12,000	12,685
NuStar Logistics LP
5.750% 10/01/25	222,000	238,899
ONEOK Partners LP
4.900% 3/15/25	260,000	283,257
Oracle Corp.
3.950% 3/25/51	131,000	136,497
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000% 8/15/27 (f)	9,000	9,210
Pacific Gas and Electric Co.
2.100% 8/01/27	125,000	120,763
4.500% 7/01/40	92,500	96,566
4.550% 7/01/30	35,000	37,877
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875% 5/15/29 (f)	173,000	176,892
5.875% 10/01/28 (f)	28,000	29,120
Parsley Energy LLC/Parsley Finance Corp.
5.625% 10/15/27 (f)	10,000	10,213
Party City Holdings, Inc.
8.750% 2/15/26 (f)	50,000	51,625
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In
8.500% 11/15/27 (f)	68,000	73,440
PG&E Corp.
5.000% 7/01/28	271,000	285,043

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 7/01/30	$28,000	$29,364
Pilgrim's Pride Corp.
5.875% 9/30/27 (f)	12,000	12,671
Pitney Bowes, Inc.
6.875% 3/15/27 (f)	195,000	199,875
7.250% 3/15/29 (a) (f)	165,000	169,537
Playtika Holding Corp.
4.250% 3/15/29 (f)	56,000	54,880
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	143,000	148,806
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	211,000	215,651
Radiate Holdco LLC / Radiate Finance, Inc.
4.500% 9/15/26 (f)	67,000	67,670
Rattler Midstream LP
5.625% 7/15/25 (f)	50,000	52,000
Renewable Energy Group, Inc.
5.875% 6/01/28 (f)	26,000	26,715
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
3.625% 3/01/29 (f)	303,000	304,136
3.875% 3/01/31 (f)	234,000	237,510
Sabre GLBL, Inc.
9.250% 4/15/25 (f)	130,000	146,900
Select Medical Corp.
6.250% 8/15/26 (f)	514,000	544,254
Service Properties Trust
4.500% 6/15/23	230,000	229,887
5.000% 8/15/22	316,000	315,646
7.500% 9/15/25	31,000	33,600
Sirius XM Radio, Inc.
4.125% 7/01/30 (f)	182,000	182,000
5.000% 8/01/27 (f)	21,000	21,826
5.500% 7/01/29 (f)	18,000	19,395
Six Flags Entertainment Corp.
4.875% 7/31/24 (f)	14,000	14,140
SM Energy Co.
10.000% 1/15/25 (a) (f)	144,000	158,400
SRS Distribution, Inc.
4.625% 7/01/28 (f)	29,000	29,109
Standard Industries, Inc.
5.000% 2/15/27 (f)	7,000	7,206
Stem, Inc., Convertible,
0.500% 12/01/28 (f)	20,000	19,076
Summit Materials LLC / Summit Materials Finance Corp.
5.250% 1/15/29 (f)	15,000	15,711
Sunoco LP / Sunoco Finance Corp.
4.500% 5/15/29	32,000	32,497
4.500% 4/30/30 (f)	116,000	118,890
6.000% 4/15/27	8,000	8,343
Talen Energy Supply LLC
7.625% 6/01/28 (a) (f)	215,000	191,371
Tap Rock Resources LLC
7.000% 10/01/26 (f)	273,000	283,920
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32 (f)	281,000	293,645
5.375% 2/01/27	7,000	7,214
5.875% 4/15/26	14,000	14,609
6.500% 7/15/27	11,000	11,792
6.875% 1/15/29	12,000	13,425

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
TEGNA, Inc.
4.750% 3/15/26 (f)	$53,000	$55,120
Teleflex, Inc.
4.625% 11/15/27	7,000	7,280
Tenet Healthcare Corp.
4.250% 6/01/29 (f)	445,000	451,893
4.375% 1/15/30 (f)	146,000	147,851
4.625% 9/01/24 (f)	8,000	8,180
4.625% 6/15/28 (f)	21,000	21,578
4.875% 1/01/26 (f)	29,000	29,787
6.250% 2/01/27 (f)	22,000	22,770
TransDigm, Inc.
6.250% 3/15/26 (f)	965,000	1,002,997
Travel & Leisure Co.
6.625% 7/31/26 (f)	54,000	59,877
United Airlines 2020-1 Class A Pass Through Trust
5.875% 4/15/29	506,751	555,195
United Rentals North America, Inc.
4.875% 1/15/28	23,000	24,170
5.500% 5/15/27	15,000	15,600
United Shore Financial Services LLC
5.500% 11/15/25 (f)	282,000	287,287
USB Capital IX 3 mo. USD LIBOR + 1.020%
3.500% VRN (m)	100,000	96,303
Venture Global Calcasieu Pass LLC
3.875% 11/01/33 (f)	85,000	89,267
Verizon Communications, Inc.
3.700% 3/22/61	86,000	93,650
VICI Properties LP / VICI Note Co., Inc.
3.500% 2/15/25 (f)	95,000	96,425
3.750% 2/15/27 (f)	95,000	98,120
4.125% 8/15/30 (f)	110,000	116,325
Vistra Corp. 5 year CMT + 5.740%
7.000% VRN (f) (m)	80,000	81,031
Vistra Operations Co. LLC
5.000% 7/31/27 (f)	18,000	18,681
5.625% 2/15/27 (f)	295,000	303,850
Weekley Homes LLC / Weekley Finance Corp.
4.875% 9/15/28 (f)	81,000	83,430
The William Carter Co.
5.625% 3/15/27 (f)	7,000	7,236
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (f)	23,000	23,690
Xerox Holdings Corp.
5.000% 8/15/25 (f)	57,000	60,420
XHR LP
4.875% 6/01/29 (f)	27,000	27,473
6.375% 8/15/25 (f)	213,000	225,296
		22,426,150

TOTAL CORPORATE DEBT (Cost $37,611,512)		35,597,522

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
United States — 3.2%
1211 Avenue of the Americas Trust, Series 2015-1211, Class D,
4.142% VRN 8/10/35 (f) (n)	115,000	117,411

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
AccessLex Institute, Series 2007-A, Class A3, 3 mo. USD LIBOR + .300%
0.480% FRN 5/25/36	$68,280	$67,085
Alen 2021-ACEN Mortgage Trust, Series 2021-ACEN, Class D, 1 mo. USD LIBOR + 3.100%
3.210% FRN 4/15/34 (f)	138,000	137,570
BANK
Series 2017-BNK9, Class A4, 3.538% 11/15/54	57,084	62,019
Series 2017-BNK8, Class B, 3.925% VRN 11/15/50 (n)	41,354	44,193
Barclays Commercial Mortgage Trust, Series 2018-TALL, Class C, 1 mo. USD LIBOR + 1.121%
1.231% FRN 3/15/37 (f)	128,000	122,889
Bayview Commercial Asset Trust
Series 2006-3A, Class M1, 1 mo. USD LIBOR + .340% 0.442% FRN 10/25/36 (f)	12,959	12,219
Series 2005-3A, Class M6, 1 mo. USD LIBOR + 1.050% 1.152% FRN 11/25/35 (f)	10,566	9,944
Beast Mortgage Trust
Series 2021-SSCP, Class B, 1 mo. USD LIBOR + 1.100% 1.210% FRN 4/15/36 (f)	127,000	126,008
Series 2021-SSCP, Class C, 1 mo. USD LIBOR + 1.350% 1.460% FRN 4/15/36 (f)	162,000	160,735
Series 2021-SSCP, Class D, 1 mo. USD LIBOR + 1.600% 1.710% FRN 4/15/36 (f)	148,000	146,613
Series 2021-SSCP, Class E, 1 mo. USD LIBOR + 2.100% 2.210% FRN 4/15/36 (f)	127,000	125,731
Series 2021-SSCP, Class F, 1 mo. USD LIBOR + 2.900% 3.010% FRN 4/15/36 (f)	120,000	119,189
Series 2021-SSCP, Class G, 1 mo. USD LIBOR + 3.800% 3.910% FRN 4/15/36 (f)	134,000	133,633
Series 2021-SSCP, Class H, 1 mo. USD LIBOR + 4.902% 5.012% FRN 4/15/36 (f)	99,000	99,000
Benchmark Mortgage Trust
Series 2021-B25, Class XA, 1.110% VRN 4/15/54 (n)	768,231	63,244
Series 2021-B23, Class XA, 1.277% VRN 2/15/54 (n)	1,584,793	142,844
Series 2021-B25, Class A5, 2.577% 4/15/54	134,384	138,668
BHG Securitization Trust, Series 2021-A, Class A,
1.420% 11/17/33 (f)	103,893	102,740
BHMS Mortgage Trust, Series 2018-ATLS, Class A, 1 mo. USD LIBOR + 1.250%
1.360% FRN 7/15/35 (f)	152,559	152,464
Brex Commercial Charge Card Master Trust, Series 2021-1, Class A,
2.090% 7/15/24 (f)	140,000	140,831
BWAY Mortgage Trust, Series 2013-1515, Class D,
3.633% 3/10/33 (f)	100,000	102,163
BX Commercial Mortgage Trust
Series 2020-BXLP, Class D, 1 mo. USD LIBOR + 1.250% 1.360% FRN 12/15/36 (f)	83,504	83,191
Series 2018-BIOA, Class E, 1 mo. USD LIBOR + 1.951% 2.061% FRN 3/15/37 (f)	248,174	247,013
Series 2018-IND, Class G, 1 mo. USD LIBOR + 2.050% 2.160% FRN 11/15/35 (f)	70,000	69,828
Series 2021-21M, Class E, 1 mo. USD LIBOR + 2.171% 2.281% FRN 10/15/36 (f)	390,000	385,125
Series 2021-XL2, Class F, 1 mo. USD LIBOR + 2.244% 2.354% FRN 10/15/38 (f)	435,000	435,000
Series 2021-ARIA, Class E, 1 mo. USD LIBOR + 2.245% 2.355% FRN 10/15/36 (f)	244,134	242,763
1 mo. USD LIBOR + 2.250% 2.360% FRN 1/15/34 (f)	80,000	78,784

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-XL, Class G, 1 mo. USD LIBOR + 2.300% 2.410% FRN 10/15/36 (f)	$233,750	$231,861
Series 2018-BIOA, Class F, 1 mo. USD LIBOR + 2.471% 2.581% FRN 3/15/37 (f)	200,354	198,479
Series 2020-BXLP, Class G, 1 mo. USD LIBOR + 2.500% 2.610% FRN 12/15/36 (f)	83,504	82,252
Series 2019-XL, Class J, 1 mo. USD LIBOR + 2.650% 2.760% FRN 10/15/36 (f)	365,815	361,945
Series 2021-SOAR, Class G, 1 mo. USD LIBOR + 2.800% 2.910% FRN 6/15/38 (f)	440,000	435,884
Series 2021-VINO, Class F, 1 mo. USD LIBOR + 2.802% 2.912% FRN 5/15/38 (f)	333,000	332,253
Series 2021-CIP, Class E, 1 mo. USD LIBOR + 2.820% 2.920% FRN 12/15/28 (f)	346,750	346,642
1 mo. USD LIBOR + 3.000% 3.110% FRN 1/15/34 (f)	130,000	129,681
Series 2020-VKNG, Class G, 1 mo. USD LIBOR + 3.250% 3.360% FRN 10/15/37 (f)	82,243	81,991
Series 2019-OC11, Class D, 4.076% VRN 12/09/41 (f) (n)	204,000	209,417
Series 2019-OC11, Class E, 4.076% VRN 12/09/41 (f) (n)	286,000	284,876
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.260% FRN 12/15/37 (f)	100,000	99,879
CD Commercial Mortgage Trust, Series 2017-CD6, Class B,
3.911% VRN 11/13/50 (n)	22,907	23,847
Citigroup Commercial Mortgage Trust
Series 2018-C6, Class A4, 4.412% 11/10/51	53,900	61,695
Series 2014-GC19, Class D, 5.091% VRN 3/10/47 (f) (n)	31,563	32,848
COMM Mortgage Trust
Series 2014-CR21, Class A3, 3.528% 12/10/47	109,637	113,168
Series 2014-CR17, Class C, 4.784% VRN 5/10/47 (n)	52,161	53,967
CORE Mortgage Trust, Series 2019-CORE, Class F, 1 mo. USD LIBOR + 2.350%
2.460% FRN 12/15/31 (f)	42,400	41,638
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 1.710% FRN 5/15/36 (f)	200,000	199,251
Series 2020-NET, Class A, 2.257% 8/15/37 (f)	108,000	108,858
Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150% 2.260% FRN 5/15/36 (f)	200,000	199,001
Series 2019-ICE4, Class F, 1 mo. USD LIBOR + 2.650% 2.760% FRN 5/15/36 (f)	229,000	227,292
CSAIL Commercial Mortgage Trust
Series 2020-C19, Class A3, 2.561% 3/15/53	309,965	316,216
Series 2016-C5, Class C, 4.646% VRN 11/15/48 (n)	33,371	34,752
CSMC 2020-FACT, Series 2020-FACT, Class E, 1 mo. USD LIBOR + 4.862%
4.972% FRN 10/15/37 (f)	101,000	102,623
DBGS Mortgage Trust
Series 2018-BIOD, Class D, 1 mo. USD LIBOR + 1.300% 1.402% FRN 5/15/35 (f)	92,814	92,583
Series 2018-BIOD, Class F, 1 mo. USD LIBOR + 2.000% 2.102% FRN 5/15/35 (f)	204,191	202,279
DBWF Mortgage Trust, Series 2018-GLKS, Class B, 1 mo. USD LIBOR + 1.350%
1.454% FRN 12/19/30 (f)	100,000	99,633
ELP Commercial Mortgage Trust 2021-ELP, Series 2021-ELP, Class F, 1 mo. USD LIBOR + 2.667%
2.777% FRN 11/15/38 (f)	175,000	173,907

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
Extended Stay America Trust
Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250% 2.360% FRN 7/15/38 (f)	$397,930	$397,930
Series 2021-ESH, Class E, 1 mo. USD LIBOR + 2.850% 2.960% FRN 7/15/38 (f)	258,654	258,654
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A,
2.100% 5/20/48 (f)	389,625	383,823
GS Mortgage Securities Trust
Series 2020-GC47, Class AS, 2.731% 5/12/53	118,084	120,417
Series 2021-DM, Class E, 1 mo. USD LIBOR + 2.935% 3.035% FRN 11/15/36 (f)	675,000	673,038
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.450% 2.560% FRN 4/15/38 (f)	200,000	199,626
Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.950% 3.060% FRN 4/15/38 (f)	210,000	209,739
Series 2019-MFP, Class F, 1 mo. USD LIBOR + 3.000% 3.110% FRN 7/15/36 (f)	102,000	99,902
Series 2019-COR4, Class A5, 4.029% 3/10/52	114,000	127,833
Series 2018-WPT, Class DFX, 5.350% 7/05/33 (f)	58,198	59,878
Lendmark Funding Trust
Series 2021-1A, Class A, 1.900% 11/20/31 (f)	300,000	295,760
Series 2021-1A, Class B, 2.470% 11/20/31 (f)	100,000	99,279
Series 2021-1A, Class C, 3.410% 11/20/31 (f)	100,000	101,931
Life Mortgage Trust, Series 2021-BMR, Class F, 1 mo. USD LIBOR + 2.350%
2.460% FRN 3/15/38 (f)	405,000	403,636
Loanpal Solar Loan, Series 2020-2GF, Class A,
2.750% 7/20/47 (f)	110,472	112,413
LUXE Trust 2021-TRIP, Series 2021-TRIP, Class E, 1 mo. USD LIBOR + 2.750%
2.860% FRN 10/15/38 (f)	128,845	128,603
Mariner Finance Issuance Trust, Series 2020-AA, Class A,
2.190% 8/21/34 (f)	150,000	151,703
Med Trust 2021-MDLN
Series 2021-MDLN, Class F, 1 mo. USD LIBOR + 4.000% 4.110% FRN 11/15/38 (f)	434,944	430,600
Series 2021-MDLN, Class G, 1 mo. USD LIBOR + 5.250% 5.360% FRN 11/15/38 (f)	468,000	463,296
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A,
1.540% 3/20/26 (f)	550,000	550,253
MF1 2021-W10X, Series 2021-W10, Class F, SOFR30A + 3.370%
3.423% FRN 12/15/34 (f)	226,799	226,612
MHC Commercial Mortgage Trust
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101% 2.211% FRN 4/15/38 (f)	420,000	419,343
Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.601% 2.711% FRN 4/15/38 (f)	368,917	368,340
MHP 2021-STOR, Series 2021-STOR, Class G, 1 mo. USD LIBOR + 2.750%
2.860% FRN 7/15/38 (f)	105,000	104,031
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class A4, 3.720% 12/15/49	89,000	96,208
Series 2015-C24, Class C, 4.343% VRN 5/15/48 (n)	17,233	17,735
Morgan Stanley Capital I Trust
Series 2020-L4, Class A3, 2.698% 2/15/53	76,000	78,637
Series 2018-MP, Class A, 4.276% VRN 7/11/40 (f) (n)	56,000	61,315
Mosaic Solar Loans LLC
Series 2021-2A, Class B, 2.090% 4/22/47 (f)	104,414	102,077

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-2A, Class A, 3.820% 6/22/43 (f)	$50,455	$52,479
Navient Private Education Refi Loan Trust
Series 2021-DA, Class A, PRIME - 1.990% 1.260% FRN 4/15/60 (f)	441,848	440,604
Series 2021-DA, Class B, 2.610% 4/15/60 (f)	100,000	100,352
Series 2021-DA, Class C, 3.480% 4/15/60 (f)	190,000	192,277
Series 2021-DA, Class D, 4.000% 4/15/60 (f)	100,000	99,278
Nelnet Student Loan Trust
Series 2021-BA, Class B, 2.680% 4/20/62 (f)	600,000	598,200
Series 2021-A, Class B2, 2.850% 4/20/62 (f)	597,000	599,190
Series 2021-BA, Class C, 3.570% 4/20/62 (f)	170,000	169,817
Series 2021-A, Class C, 3.750% 4/20/62 (f)	378,250	381,061
Series 2021-CA, Class D, 4.440% 4/20/62 (f)	100,000	101,062
Series 2021-BA, Class D, 4.750% 4/20/62 (f)	100,000	99,611
Series 2021-A, Class D, 4.930% 4/20/62 (f)	160,000	161,810
Pagaya AI Debt Selection Trust,, Series 2021-2, Class NOTE,
3.000% 1/25/29 (f)	362,227	360,292
PKHL Commercial Mortgage Trust 2021-MF, Series 2021-MF, Class F, 1 mo. USD LIBOR + 3.350%
3.460% FRN 7/15/38 (f)	100,000	99,709
Progress Residential, Series 2021-SFR3, Class F,
3.436% 5/17/26 (f)	100,000	99,176
SLM Private Credit Student Loan Trust, Series 2010-C, Class A5, 1 mo. USD LIBOR + 4.750%
4.860% FRN 10/15/41 (f)	422,000	466,830
SMB Private Education Loan Trust
Series 2021-A, Class B, 2.310% 1/15/53 (f)	150,000	148,657
Series 2020-BA, Class B, 2.760% 7/15/53 (f)	100,000	100,803
Series 2021-A, Class C, 2.990% 1/15/53 (f)	380,000	378,284
Series 2021-A, Class D1, 3.860% 1/15/53 (f)	200,000	199,497
Series 2021-A, Class D2, 3.860% 1/15/53 (f)	110,000	109,723
SREIT Trust
Series 2021-FLWR, Class E, 1 mo. USD LIBOR + 1.924% 2.034% FRN 7/15/36 (f)	87,000	85,455
Series 2021-MFP2, Class F, 1 mo. USD LIBOR + 2.618% 2.718% FRN 11/15/36 (f)	100,000	99,500
Series 2021-MFP, Class F, 1 mo. USD LIBOR + 2.625% 2.725% FRN 11/15/38 (f)	260,000	258,540
UBS Commercial Mortgage Trust, Series 2019-C17, Class A4,
2.921% 10/15/52	31,331	32,872
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class D,
5.047% VRN 8/10/49 (f) (n)	46,431	46,741
VNO Mortgage Trust
3.903% VRN 1/10/35 (f) (n)	100,000	101,567
Wells Fargo Commercial Mortgage Trust
Series 2021-C59, Class XA, 1.551% VRN 4/15/54 (n)	999,287	111,353
Series 2020-C58, Class XA, 1.880% VRN 7/15/53 (n)	993,172	129,307
Series 2018-1745, Class A, 3.749% VRN 6/15/36 (f) (n)	100,000	108,422
Series 2015-C28, Class AS, 3.872% VRN 5/15/48 (n)	90,000	94,377
Series 2017-C38, Class C, 3.903% VRN 7/15/50 (n)	34,422	35,795
Series 2017-C41, Class B, 4.188% VRN 11/15/50 (n)	82,814	86,835
		21,639,703

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $21,676,163)		21,639,703

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 2.5%
Argentina — 0.2%
Argentine Republic Government International Bond
0.500% STEP 7/09/30	$957,844	$335,255
1.000% 7/09/29	100,849	36,559
1.125% STEP 7/09/35	1,206,206	385,998
2.000% STEP 1/09/38	389,621	147,082
2.500% STEP 7/09/41	142,000	50,055
		954,949
Austria — 0.1%
Republic of Austria Government International Bond
2.100% EUR (f) (g)	419,000	735,077
Bahrain — 0.0%
Bahrain Government International Bond
6.750% 9/20/29 (f)	200,000	215,185
Brazil — 0.3%
Brazil Letras do Tesouro Nacional
7/01/24BRL (g)	15,649,000	2,173,309
Canada — 0.5%
Canadian Government Bond
0.500% 9/01/25 CAD (g)	4,498,000	3,471,103
China — 0.3%
China Government International Bond
2.680% 5/21/30 CNY (g)	11,830,000	1,828,591
Colombia — 0.0%
Colombia Government International Bond
4.125% 5/15/51 (a)	200,000	162,300
Dominican Republic — 0.1%
Dominican Republic International Bond
4.500% 1/30/30 (f)	150,000	152,437
4.875% 9/23/32 (f)	150,000	152,438
		304,875
Egypt — 0.1%
Egypt Government International Bond
5.875% 6/11/25 (f)	317,000	325,577
Japan — 0.4%
Japan Government Thirty Year Bond
0.700% 9/20/51 JPY (g)	289,700,000	2,522,881
Mexico — 0.1%
Mexico Government International Bond
3.750% 1/11/28	266,000	285,820
Morocco — 0.0%
Morocco Government International Bond
3.000% 12/15/32 (f)	200,000	190,608

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
Panama — 0.0%
Panama Government International Bond
4.500% 4/16/50	$200,000	$220,302
Russia — 0.0%
Russian Foreign Bond - Eurobond
5.250% 6/23/47 (f)	200,000	253,008
Saudi Arabia — 0.0%
Saudi Government International Bond
2.250% 2/02/33 (f)	202,000	196,901
Spain — 0.4%
Spain Government International Bond
3.450% 7/30/66 EUR (f) (g)	1,697,000	2,907,865
Ukraine — 0.0%
Ukraine Government International Bond
7.253% 3/15/33 (f)	200,000	176,000

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $18,180,284)		16,924,351

U.S. Government Agency Obligations and Instrumentalities(o) — 0.1%

	Number of Shares
United States — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
0.802% VRN 5/25/29 (n)	1,554,474	75,081
Series K120, Class X1, 1.039% VRN 10/25/30 (n)	1,361,199	105,115
Series KL06, Class XFX, 1.364% 12/25/29	220,639	19,061
Series K116, Class X1, 1.426% VRN 7/25/30 (n)	207,415	21,336
Series K105, Class X1, 1.523% VRN 3/25/53 (n)	959,371	102,042
Series K109, Class X1, 1.582% VRN 4/25/30 (n)	309,704	34,669
Series K110, Class X1, 1.697% VRN 4/25/30 (n)	357,400	42,803
Federal National Mortgage Association ACES, Series 2018-M13, Class A2,
3.710% VRN 9/25/30 (n)	58,000	66,651
		466,758

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $516,678)		466,758

	Principal Amount
U.S. TREASURY OBLIGATIONS — 1.6%
United States — 1.6%
U.S. Treasury Bond
1.750% 8/15/41	$1,333,200	1,289,898
1.875% 11/15/51	903,300	896,808
2.000% 8/15/51 (h)	1,896,800	1,929,214
U.S. Treasury Note
0.125% 11/30/22 (i)	5,000,000	4,988,562

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Principal Amount	Value
1.375% 11/15/31 (h)	$1,848,300	$1,825,196
		10,929,678

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,850,416)		10,929,678

TOTAL BONDS & NOTES (Cost $110,242,467)		106,891,729

	Number of Shares
MUTUAL FUNDS — 3.9%
Diversified Financial Services — 3.9%
United States — 3.9%
Consumer Discretionary Select Sector SPDR Fund (a)	3,257	665,861
Financial Select Sector SPDR Fund	20,568	803,180
Health Care Select Sector SPDR Fund (a)	5,533	779,544
Industrial Select Sector SPDR Fund (a)	12,313	1,302,838
Invesco Senior Loan ETF (a)	47,956	1,059,828
iShares Biotechnology ETF	529	80,736
iShares China Large-Cap ETF (a)	12,680	463,834
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	1,408	186,588
iShares Latin America 40 ETF (a)	10,184	238,917
iShares MSCI Brazil ETF (a)	11,766	330,272
iShares MSCI Emerging Markets ETF	1,380	67,413
iShares S&P 500 Value ETF	5,829	912,996
KraneShares Bosera MSCI China A ETF	4,278	185,751
KraneShares CSI China Internet ETF (a)	14,791	539,724
SPDR Blackstone Senior Loan ETF	8,205	374,394
SPDR Bloomberg High Yield Bond ETF	1,645	178,598
SPDR Gold Shares (i)	8,005	1,368,535
SPDR S&P 500 Trust ETF	22,800	10,602,000
State Street Navigator Securities Lending Government Money Market Portfolio (p)	6,077,810	6,077,810
VanEck Semiconductor ETF (a)	793	244,870
		26,463,689

TOTAL MUTUAL FUNDS (Cost $26,079,246)		26,463,689

TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $3,175,508)		2,261,074

WARRANTS — 0.0%
Cayman Islands — 0.0%
Austerlitz Acquisition Corp. I Expires 02/19/26, Strike 11.50 (e)	5,545	5,823
Hedosophia European Growth Expires 05/13/27, Strike 11.50 (d) (e)	6,879	5,482
TPG Pace Beneficial Finance Corp. Expires 10/09/27, Strike 11.50 (e)	1,740	1,444
		12,749
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/23, Strike 67.00 (e)	124	136

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

	Number of Shares	Value
United Kingdom — 0.0%
Genius Sports Ltd. Expires 12/31/28, Strike 11.50 (e)	4,165	$9,121
United States — 0.0%
Altus Power, Inc. Expires 01/22/26, Strike 11.00 (e)	1,832	4,708
Cano Health, Inc. Expires 3/03/26, Strike 11.50 (e)	7,127	17,034
EVGO, Inc. Expires 09/15/25, Strike 11.50 (e)	3,880	10,282
Gores Holdings VIII, Inc. Expires 12/31/27, Strike 11.50 (e)	289	587
Hippo Holdings, Inc. Expires 08/02/26, Strike 11.50 (e)	3,279	1,566
Innovid Corp. Expires 12/31/27, Strike 11.50 (e)	1,313	1,339
Latch, Inc. Expires 6/04/26, Strike 11.50 (e)	8,977	16,473
Offerpad Solutions, Inc. Expires 10/13/25, Strike 11.50 (e)	5,981	6,400
Sarcos Technology and Robotics Corp. Expires 06/15/27, Strike 11.50 (e)	20,716	42,053
Volta, Inc. Expires 08/26/26, Strike 11.50 (e)	4,000	7,440
		107,882

TOTAL WARRANTS (Cost $165,326)		129,888

TOTAL LONG-TERM INVESTMENTS (Cost $498,511,884)		597,969,307

	Principal Amount
SHORT-TERM INVESTMENTS — 13.5%
Repurchase Agreement — 13.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (q)	$92,560,505	92,560,505

TOTAL SHORT-TERM INVESTMENTS (Cost $92,560,505)		92,560,505

TOTAL INVESTMENTS — 100.9% (Cost $591,072,389) (r)		690,529,812

Less Unfunded Loan Commitments — 0.0%		(8,393)

NET INVESTMENTS — 100.9% (Cost $591,063,996)		690,521,419

Other Assets/(Liabilities) — (0.9)%		(6,251,045)

NET ASSETS — 100.0%		$684,270,374

	Number of Shares
Equities Sold Short — (0.1)%
United States — (0.1)%
The J.M. Smucker Co.	(1,376)	(186,888)
Walgreens Boots Alliance, Inc.	(12,466)	(650,226)
		(837,114)
TOTAL EQUITIES SOLD SHORT (Cost $(690,788))		(837,114)

Abbreviation Legend

ADR	American Depositary Receipt
DIP	Debtor In Possession
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $11,022,909 or 1.61% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $5,240,666 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Investment was valued using significant unobservable inputs.
(c)	Restricted security. Certain securities are restricted as to resale. At December 31, 2021, these securities amounted to a value of $4,996,231 or 0.73% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $5,006,879 or 0.73% of net assets.
(e)	Non-income producing security.
(f)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $62,125,239 or 9.08% of net assets.
(g)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(h)	A portion of this security is pledged/held as collateral for open derivatives.
(i)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Portfolio Statements for details on the wholly owned subsidiary.
(j)	All or a portion of the security represents unsettled loan commitments at December 31, 2021 where the rate will be determined at time of settlement.
(k)	Unfunded or partially unfunded loan commitments.
(l)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2021, these securities amounted to a value of $115,486 or 0.02% of net assets.
(m)	Security is perpetual and has no stated maturity date.
(n)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.
(o)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(p)	Represents investment of security lending cash collateral. (Note 2).

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(q)	Maturity value of $92,560,505. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $94,411,747.
(r)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	3/18/22	730.00	453	EUR	330,690	$15,338	$14,148	$1,190
USD Call CNH Put	Citibank N.A.	3/29/22	6.45	3,421,000	USD	3,421,000	17,577	19,610	(2,033)
USD Call CNH Put	Citibank N.A.	3/29/22	6.75	3,421,000	USD	3,421,000	2,538	3,053	(515)
Royal Dutch Shell PLC	Citibank N.A.	4/14/22	50.00	21,692	USD	1,084,600	12,219	62,876	(50,657)
Amazon.com, Inc.	Citibank N.A.	6/17/22	4,150.00	267	USD	1,108,050	12,448	36,846	(24,398)
Euro Stoxx 50 Index	Credit Suisse International	3/18/22	4,600.00	225	EUR	1,035,000	3,610	10,146	(6,536)
Euro Stoxx 50 Index	Credit Suisse International	6/17/22	4,650.00	225	EUR	1,046,250	8,500	14,249	(5,749)
Vodafone Group PLC	Goldman Sachs International	1/21/22	1.20	217,849	GBP	261,419	1,514	10,959	(9,445)
EssilorLuxottica SA	Goldman Sachs International	6/17/22	200.00	3,370	EUR	674,000	21,202	23,903	(2,701)
EssilorLuxottica SA	JP Morgan Chase Bank N.A.	9/16/22	200.00	2,010	EUR	402,000	18,535	22,073	(3,538)
Pioneer Natural Resources Co.	Morgan Stanley & Co. LLC	1/21/22	205.00	5,976	USD	1,225,080	3,960	48,827	(44,867)
Pioneer Natural Resources Co.	Morgan Stanley & Co. LLC	4/14/22	210.00	10,911	USD	2,291,310	52,681	113,488	(60,807)
Royal Dutch Shell PLC	Nomura International PLC	1/21/22	45.00	12,305	USD	553,725	5,387	14,274	(8,887)
Eli Lilly & Co.	Wells Fargo Securities LLC	1/21/22	275.00	27	USD	742,500	20,299	27,060	(6,761)
							$195,808	$421,512	$(225,704)
Put
EUR Put USD Call	BNP Paribas SA	3/17/22	1.13	4,531,000	EUR	4,531,000	$25,225	$50,486	$(25,261)
EUR Put USD Call	Deutsche Bank AG	1/06/22	1.13	19,370,073	EUR	19,370,073	2,955	130,855	(127,900)
							$28,180	$181,341	$(153,161)
							$223,988	$602,853	$(378,865)

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
SPDR S&P 500 Trust	1/07/22	472.00	221	USD	10,431,200	$107,627	$57,201	$50,426
SPDR S&P 500 Trust	1/14/22	475.00	228	USD	10,830,000	105,108	110,336	(5,228)
Alcoa Corp.	1/21/22	50.00	64	USD	320,000	66,688	21,900	44,788
Alcoa Corp.	1/21/22	55.00	121	USD	665,500	73,810	44,914	28,896
Alibaba Group Holding Ltd.	1/21/22	190.00	40	USD	760,000	280	36,489	(36,209)
Amazon.com, Inc.	1/21/22	3,900.00	2	USD	780,000	376	11,842	(11,466)
Atlassian Corp. PLC	1/21/22	470.00	8	USD	376,000	519	13,218	(12,699)
Autodesk, Inc.	1/21/22	310.00	21	USD	651,000	1,323	16,952	(15,629)
BP PLC	1/21/22	27.00	109	USD	294,300	5,232	9,956	(4,724)
BP PLC	1/21/22	31.00	178	USD	551,800	534	19,732	(19,198)
BP PLC	1/21/22	32.00	126	USD	403,200	126	8,668	(8,542)
Caesars Entertainment, Inc.	1/21/22	100.00	21	USD	210,000	3,654	33,306	(29,652)
CF Industries Holdings, Inc.	1/21/22	65.00	38	USD	247,000	24,700	10,101	14,599
Comcast Corp.	1/21/22	55.00	71	USD	390,500	355	12,742	(12,387)
Comcast Corp.	1/21/22	57.50	45	USD	258,750	90	4,461	(4,371)
D.R. Horton, Inc.	1/21/22	105.00	48	USD	504,000	19,824	12,867	6,957
Deere & Co.	1/21/22	380.00	8	USD	304,000	240	9,843	(9,603)
Devon Energy Corp.	1/21/22	40.00	273	USD	1,092,000	126,945	104,131	22,814
Devon Energy Corp.	1/21/22	44.00	28	USD	123,200	5,348	5,326	22
Devon Energy Corp.	1/21/22	46.00	78	USD	358,800	8,502	14,992	(6,490)
DiamondBack Energy, Inc.	1/21/22	115.00	32	USD	368,000	6,656	31,431	(24,775)
Dick's Sporting Goods, Inc.	1/21/22	140.00	61	USD	854,000	3,050	37,477	(34,427)
Energy Transfer LP	1/21/22	10.00	224	USD	224,000	224	11,837	(11,613)
Exxon Mobil Corp.	1/21/22	62.50	43	USD	268,750	3,526	9,573	(6,047)
FedEx Corp.	1/21/22	280.00	13	USD	364,000	624	11,673	(11,049)
Ford Motor Co.	1/21/22	22.00	258	USD	567,600	9,030	31,533	(22,503)
Freeport-McMoRan, Inc.	1/21/22	41.00	187	USD	766,700	34,782	61,190	(26,408)
Generac Holdings, Inc.	1/21/22	440.00	3	USD	132,000	75	4,644	(4,569)
General Motors Co.	1/21/22	65.00	64	USD	416,000	1,856	16,702	(14,846)
Global Payments, Inc.	1/21/22	170.00	44	USD	748,000	486	25,178	(24,692)
Hilton Worldwide Holdings, Inc.	1/21/22	140.00	21	USD	294,000	35,280	12,862	22,418
iShares MSCI Emerging Markets ETF	1/21/22	54.00	385	USD	2,079,000	385	30,886	(30,501)
Lions Gate Entertainment Corp.	1/21/22	19.00	12	USD	22,800	256	639	(383)
MongoDB, Inc.	1/21/22	610.00	6	USD	366,000	2,154	20,713	(18,559)
O'Reilly Automotive, Inc.	1/21/22	660.00	5	USD	330,000	25,720	5,161	20,559
Ovintiv, Inc.	1/21/22	38.00	80	USD	304,000	3,600	26,578	(22,978)
Sabre Corp.	1/21/22	12.00	14	USD	16,800	14	486	(472)
salesforce.com, Inc.	1/21/22	290.00	15	USD	435,000	360	6,761	(6,401)
SPDR S&P 500 Trust	1/21/22	468.00	231	USD	10,810,800	248,325	128,958	119,367
SPDR S&P 500 Trust	1/21/22	470.00	277	USD	13,019,000	254,840	173,464	81,376
SPDR S&P Biotech ETF	1/21/22	134.00	76	USD	1,018,400	304	24,375	(24,071)
SPDR S&P Biotech ETF	1/21/22	135.00	90	USD	1,215,000	900	28,257	(27,357)
Tesla, Inc.	1/21/22	1,200.00	8	USD	960,000	13,520	30,172	(16,652)
Uber Technologies, Inc.	1/21/22	50.00	260	USD	1,300,000	4,420	49,836	(45,416)

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Zscaler, Inc.	1/21/22	370.00	10	USD	370,000	980	17,972	(16,992)
Alphabet, Inc.	2/18/22	3,200.00	3	USD	960,000	5,880	27,179	(21,299)
ARK Innovation ETF	2/18/22	97.00	85	USD	824,500	37,825	43,454	(5,629)
Ford Motor Co.	2/18/22	22.00	306	USD	673,200	27,540	37,400	(9,860)
Generac Holdings, Inc.	2/18/22	390.00	3	USD	117,000	2,760	5,201	(2,441)
iShares China Large-Cap ETF	2/18/22	39.00	370	USD	1,443,000	17,020	38,160	(21,140)
iShares China Large-Cap ETF	2/18/22	44.00	651	USD	2,864,400	3,255	60,661	(57,406)
Micron Technology, Inc.	2/18/22	90.00	41	USD	369,000	27,306	24,937	2,369
Microsoft Corp.	2/18/22	340.00	45	USD	1,530,000	45,630	56,550	(10,920)
Microsoft Corp.	2/18/22	350.00	23	USD	805,000	14,030	26,386	(12,356)
Xerox Holdings Corp.	2/18/22	25.00	18	USD	45,000	810	807	3
Dexcom, Inc.	3/18/22	600.00	7	USD	420,000	14,840	17,376	(2,536)
BP PLC	4/14/22	32.00	354	USD	1,132,800	7,434	49,238	(41,804)
Twilio, Inc.	4/14/22	310.00	18	USD	558,000	19,926	47,857	(27,931)
Western Digital Corp.	4/14/22	80.00	34	USD	272,000	5,916	3,847	2,069
Xerox Holdings Corp.	4/14/22	30.00	19	USD	57,000	190	308	(118)
General Motors Co.	6/17/22	65.00	123	USD	799,500	45,018	37,242	7,776
Xerox Holdings Corp.	7/15/22	30.00	10	USD	30,000	370	482	(112)
						$1,478,398	$1,834,420	$(356,022)
Put
Cboe Volatility Index	1/19/22	22.00	250	USD	550,000	$92,500	$64,305	$28,195
Invesco QQQ Trust Series	1/21/22	360.00	4	USD	144,000	268	1,578	(1,310)
iShares iBoxx $ High Yield Corporate Bond ETF	1/21/22	82.00	374	USD	3,066,800	2,244	22,897	(20,653)
iShares iBoxx $ High Yield Corporate Bond ETF	1/21/22	84.00	748	USD	6,283,200	6,732	39,062	(32,330)
iShares iBoxx $ High Yield Corporate Bond ETF	1/21/22	85.00	16	USD	136,000	160	964	(804)
iShares Russell 2000 ETF	1/21/22	195.00	10	USD	195,000	270	1,740	(1,470)
salesforce.com, Inc.	1/21/22	280.00	15	USD	420,000	36,570	18,293	18,277
Invesco QQQ Trust Series	2/18/22	325.00	12	USD	390,000	1,236	3,737	(2,501)
Invesco QQQ Trust Series	2/18/22	350.00	9	USD	315,000	2,052	2,052	—
iShares iBoxx $ High Yield Corporate Bond ETF	2/18/22	84.00	11	USD	92,400	297	860	(563)
iShares Russell 2000 ETF	2/18/22	190.00	7	USD	133,000	679	2,125	(1,446)
iShares Russell 2000 ETF	2/18/22	205.00	20	USD	410,000	4,700	4,711	(11)
U.S. Treasury Note 10 Year Future	2/18/22	129.00	2	USD	260,938	813	1,004	(191)
U.S. Treasury Note 10 Year Future	2/18/22	129.50	137	USD	17,874,219	74,922	83,902	(8,980)
American Airlines Group, Inc.	3/18/22	10.00	23	USD	23,000	138	812	(674)
United Airlines Holdings, Inc.	3/18/22	25.00	11	USD	27,500	66	524	(458)
Invesco Senior Loan ETF	4/14/22	20.00	59	USD	118,000	660	806	(146)
Pitney Bowes, Inc.	4/14/22	6.00	6	USD	3,600	240	406	(166)
						$224,547	$249,778	$(25,231)
						$1,702,945	$2,084,198	$(381,253)

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

(#) Credit Default Index Swaptions Purchased
				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Buy Protection on 5-Year Credit Default Swap, 12/20/26	Bank of America N.A.	1/19/22	106.00	5.000%	Semi-Annually	CDX. NA.HY Series 37†	Quarterly	USD	285,000	$232	$1,140	$(908)
Buy Protection on 5-Year Credit Default Swap, 12/20/26	Bank of America N.A.	1/19/22	106.00	5.000%	Semi-Annually	CDX. NA.HY Series 37†	Quarterly	USD	155,000	126	697	(571)
Buy Protection on 5-Year Credit Default Swap, 12/20/26	Goldman Sachs International	1/19/22	106.00	5.000%	Semi-Annually	CDX. NA.HY Series 37†	Quarterly	USD	415,000	339	1,760	(1,421)
Buy Protection on 5-Year Credit Default Swap, 12/20/26	JP Morgan Chase Bank N.A.	1/19/22	70.00	1.000%	Semi-Annually	CDX. NA.IG Series 37†	Quarterly	USD	2,345,000	170	1,689	(1,519)
Buy Protection on 5-Year Credit Default Swap, 12/20/26	JP Morgan Chase Bank N.A.	2/16/22	104.00	5.000%	Semi-Annually	CDX. NA.HY Series 37†	Quarterly	USD	205,000	379	1,189	(810)
Buy Protection on 5-Year Credit Default Swap, 12/20/26	Morgan Stanley & Co. LLC	1/19/22	106.00	5.000%	Semi-Annually	CDX. NA.HY Series 37†	Quarterly	USD	340,000	277	1,360	(1,083)
										$1,523	$7,835	$(6,312)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
30-Year Interest Rate Swap, 7/7/52	Citibank N.A.	7/05/22	3-Month USD LIBOR BBA	Quarterly	1.52%##	Semi-Annually	USD	2,859,698	$81,094	$75,682	$5,412
30-Year Interest Rate Swap, 7/8/52	Deutsche Bank AG	7/06/22	3-Month USD LIBOR BBA	Quarterly	1.55%##	Semi-Annually	USD	604,233	18,614	16,491	2,123
30-Year Interest Rate Swap, 7/8/52	Deutsche Bank AG	7/06/22	3-Month USD LIBOR BBA	Quarterly	1.55%##	Semi-Annually	USD	604,233	18,614	16,276	2,338
30-Year Interest Rate Swap, 4/22/52	Goldman Sachs International	4/20/22	3-Month USD LIBOR BBA	Quarterly	1.60%##	Semi-Annually	USD	1,363,314	35,170	42,103	(6,933)
30-Year Interest Rate Swap, 4/22/52	Goldman Sachs International	4/20/22	3-Month USD LIBOR BBA	Quarterly	1.60%##	Semi-Annually	USD	1,363,000	35,165	42,227	(7,062)
30-Year Interest Rate Swap, 4/20/52	Morgan Stanley & Co. LLC	4/14/22	3-Month USD LIBOR BBA	Quarterly	1.50%##	Semi-Annually	USD	5,344,240	94,579	100,846	(6,267)
10-Year Interest Rate Swap, 4/25/32	Morgan Stanley & Co. LLC	4/21/22	3-Month USD LIBOR BBA	Quarterly	1.30%##	Semi-Annually	USD	2,892,513	15,611	34,498	(18,887)
1-Year Interest Rate Swap, 3/20/24	Morgan Stanley & Co. LLC	3/16/23	3-Month USD LIBOR BBA	Quarterly	0.80%##	Semi-Annually	USD	36,619,299	27,391	116,449	(89,058)
									326,238	444,572	(118,334)
Put
30-Year Interest Rate Swap, 1/21/52	Morgan Stanley & Co. LLC	1/19/22	1.96%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	2,861,145	$6,380	$36,050	$(29,670)
									$332,618	$480,622	$(148,004)

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	3/18/22	800.00	680	EUR	544,000	$(6,033)	$(5,808)	$(225)
Charter Communications, Inc.	Citibank N.A.	3/18/22	680.00	1,000	USD	680,000	(20,915)	(10,700)	(10,215)
USD Call CNH Put	Citibank N.A.	3/29/22	6.60	6,842,000	USD	6,842,000	(11,590)	(12,961)	1,371
Royal Dutch Shell PLC	Citibank N.A.	4/14/22	60.00	21,692	USD	1,301,520	(2,353)	(14,098)	11,745
Vodafone Group PLC	Goldman Sachs International	1/21/22	1.35	217,849	GBP	294,096	(56)	(2,718)	2,662
EssilorLuxottica SA	Goldman Sachs International	6/17/22	220.00	3,370	EUR	741,400	(7,801)	(7,499)	(302)
EssilorLuxottica SA	JP Morgan Chase Bank N.A.	9/16/22	225.00	2,010	EUR	452,250	(6,701)	(7,658)	957
Pioneer Natural Resources Co.	Morgan Stanley & Co. LLC	1/21/22	225.00	2,988	USD	672,300	(378)	(10,694)	10,316
Pioneer Natural Resources Co.	Morgan Stanley & Co. LLC	4/14/22	240.00	10,911	USD	2,618,640	(16,811)	(40,999)	24,188
Royal Dutch Shell PLC	Nomura International PLC	1/21/22	50.00	12,305	USD	615,250	(623)	(2,461)	1,838
Eli Lilly & Co.	Wells Fargo Securities LLC	1/21/22	295.00	27	USD	796,500	(3,919)	(12,090)	8,171
							$(77,180)	$(127,686)	$50,506
Put
LVMH Moet Hennessy Louis Vuitton SE	Barclays Bank PLC	3/18/22	650.00	453	EUR	294,450	(5,289)	(7,687)	2,398
EUR Put USD Call	BNP Paribas SA	3/17/22	1.10	4,531,000	EUR	4,531,000	(6,128)	(21,712)	15,584
Charter Communications, Inc.	Citibank N.A.	3/18/22	560.00	1,000	USD	560,000	(5,640)	(15,000)	9,360
Royal Dutch Shell PLC	Citibank N.A.	4/14/22	40.00	21,692	USD	867,680	(28,341)	(21,321)	(7,020)
Amazon.com, Inc.	Citibank N.A.	6/17/22	2,800.00	133	USD	372,400	(10,303)	(19,337)	9,034
Euro Stoxx 50 Index	Credit Suisse International	6/17/22	3,400.00	337	EUR	1,145,800	(20,567)	(20,286)	(281)
EUR Put USD Call	Deutsche Bank AG	1/06/22	1.11	14,527,555	EUR	14,527,555	(66)	(44,601)	44,535
EssilorLuxottica SA	Goldman Sachs International	6/17/22	160.00	3,370	EUR	539,200	(17,483)	(16,912)	(571)
EssilorLuxottica SA	JP Morgan Chase Bank N.A.	9/16/22	160.00	2,010	EUR	321,600	(15,279)	(14,865)	(414)
Pioneer Natural Resources Co.	Morgan Stanley & Co. LLC	1/21/22	160.00	3,986	USD	637,760	(2,662)	(18,110)	15,448
Pioneer Natural Resources Co.	Morgan Stanley & Co. LLC	4/14/22	155.00	10,911	USD	1,691,205	(63,011)	(73,364)	10,353
Royal Dutch Shell PLC	Nomura International PLC	1/21/22	40.00	16,595	USD	663,800	(3,049)	(11,673)	8,624
							$(177,818)	$(284,868)	$107,050
							$(254,998)	$(412,554)	$157,556

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
SPDR S&P 500 Trust	1/07/22	480.00	148	USD	7,104,000	$(12,136)	$(11,197)	$(939)
Abbott Laboratories	1/21/22	146.00	36	USD	525,600	(2,916)	(3,548)	632
Alcoa Corp.	1/21/22	65.00	73	USD	474,500	(10,950)	(12,467)	1,517
Alibaba Group Holding Ltd.	1/21/22	215.00	40	USD	860,000	(160)	(12,510)	12,350
Amazon.com, Inc.	1/21/22	4,250.00	2	USD	850,000	(102)	(4,086)	3,984
Apple, Inc.	1/21/22	195.00	229	USD	4,465,500	(8,473)	(53,240)	44,767
Atlassian Corp. PLC	1/21/22	520.00	8	USD	416,000	(166)	(4,782)	4,616
Autodesk, Inc.	1/21/22	330.00	21	USD	693,000	(315)	(7,618)	7,303
BP PLC	1/21/22	30.00	109	USD	327,000	(327)	(2,286)	1,959
Caesars Entertainment, Inc.	1/21/22	130.00	21	USD	273,000	(294)	(11,529)	11,235
Capital One Financial Corp.	1/21/22	164.40	59	USD	969,960	(826)	(19,416)	18,590
Costco Wholesale Corp.	1/21/22	585.00	23	USD	1,345,500	(8,050)	(10,465)	2,415
D.R. Horton, Inc.	1/21/22	100.00	39	USD	390,000	(34,515)	(10,404)	(24,111)
Devon Energy Corp.	1/21/22	50.00	273	USD	1,365,000	(8,190)	(26,648)	18,458
Devon Energy Corp.	1/21/22	55.00	78	USD	429,000	(546)	(2,795)	2,249
DiamondBack Energy, Inc.	1/21/22	140.00	32	USD	448,000	(320)	(10,489)	10,169
Exxon Mobil Corp.	1/21/22	70.00	43	USD	301,000	(129)	(1,823)	1,694
Freeport-McMoRan, Inc.	1/21/22	46.00	172	USD	791,200	(4,644)	(19,780)	15,136
Freeport-McMoRan, Inc.	1/21/22	49.00	187	USD	916,300	(1,309)	(18,472)	17,163
Global Payments, Inc.	1/21/22	195.00	44	USD	858,000	(83)	(4,301)	4,218
iShares MSCI Emerging Markets ETF	1/21/22	57.00	385	USD	2,194,500	(52)	(7,229)	7,177
Lowes Co., Inc.	1/21/22	270.00	30	USD	810,000	(3,690)	(7,168)	3,478
Micron Technology, Inc.	1/21/22	92.50	21	USD	194,250	(7,140)	(7,811)	671
MongoDB, Inc.	1/21/22	680.00	6	USD	408,000	(326)	(8,387)	8,061
Ovintiv, Inc.	1/21/22	50.00	80	USD	400,000	(210)	(6,302)	6,092
SPDR S&P 500 Trust	1/21/22	488.00	87	USD	4,245,600	(6,699)	(13,229)	6,530
Tesla, Inc.	1/21/22	1,400.00	8	USD	1,120,000	(2,760)	(12,774)	10,014
The TJX Cos., Inc.	1/21/22	77.50	64	USD	496,000	(5,184)	(2,802)	(2,382)
Uber Technologies, Inc.	1/21/22	60.00	212	USD	1,272,000	(212)	(9,479)	9,267
Zscaler, Inc.	1/21/22	410.00	10	USD	410,000	(200)	(7,203)	7,003
Alphabet, Inc.	2/18/22	3,400.00	3	USD	1,020,000	(1,620)	(13,181)	11,561
ARK Innovation ETF	2/18/22	108.00	85	USD	918,000	(11,220)	(15,621)	4,401
D.R. Horton, Inc.	2/18/22	115.00	94	USD	1,081,000	(21,244)	(24,122)	2,878
Ford Motor Co.	2/18/22	27.00	306	USD	826,200	(4,590)	(9,724)	5,134
The Home Depot, Inc.	2/18/22	440.00	32	USD	1,408,000	(12,960)	(12,163)	(797)
iShares China Large-Cap ETF	2/18/22	42.00	370	USD	1,554,000	(4,070)	(9,939)	5,869
iShares China Large-Cap ETF	2/18/22	48.00	651	USD	3,124,800	(986)	(16,739)	15,753
Marsh & McLennan Cos., Inc.	2/18/22	180.00	61	USD	1,098,000	(10,980)	(9,796)	(1,184)
McDonald's Corp.	2/18/22	280.00	41	USD	1,148,000	(8,323)	(10,062)	1,739
Micron Technology, Inc.	2/18/22	100.00	41	USD	410,000	(10,250)	(5,158)	(5,092)
Micron Technology, Inc.	2/18/22	105.00	41	USD	430,500	(6,109)	(10,077)	3,968
Microsoft Corp.	2/18/22	365.00	68	USD	2,482,000	(17,340)	(32,489)	15,149
Microsoft Corp.	2/18/22	380.00	34	USD	1,292,000	(3,604)	(11,151)	7,547
NVIDIA Corp.	2/18/22	350.00	26	USD	910,000	(12,480)	(17,189)	4,709
DexCom, Inc.	3/18/22	680.00	10	USD	680,000	(4,900)	(6,018)	1,118
NextEra Energy, Inc.	3/18/22	100.00	168	USD	1,680,000	(18,480)	(15,755)	(2,725)
UnitedHealth Group, Inc.	3/18/22	530.00	9	USD	477,000	(8,820)	(4,751)	(4,069)
Twilio, Inc.	4/14/22	390.00	18	USD	702,000	(3,402)	(13,668)	10,266
General Motors Co.	6/17/22	80.00	123	USD	984,000	(13,530)	(11,731)	(1,799)
						$(295,832)	$(579,574)	$283,742

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

Put
Cboe Volatility Index	1/19/22	18.00	376	USD	676,800	$(30,080)	$(22,101)	$(7,979)
Alcoa Corp.	1/21/22	40.00	112	USD	448,000	(784)	(20,685)	19,901
Alibaba Group Holding Ltd.	1/21/22	150.00	40	USD	600,000	(126,000)	(20,311)	(105,689)
Aptiv PLC	1/21/22	150.00	23	USD	345,000	(1,610)	(5,469)	3,859
Atlassian Corp. PLC	1/21/22	380.00	8	USD	304,000	(9,240)	(4,782)	(4,458)
Autodesk, Inc.	1/21/22	270.00	21	USD	567,000	(6,720)	(27,148)	20,428
Boston Scientific Corp.	1/21/22	38.00	84	USD	319,200	(1,008)	(4,601)	3,593
BP PLC	1/21/22	25.00	89	USD	222,500	(1,602)	(4,242)	2,640
CF Industries Holdings, Inc.	1/21/22	52.50	38	USD	199,500	(134)	(5,633)	5,499
Comcast Corp.	1/21/22	50.00	116	USD	580,000	(10,904)	(12,669)	1,765
D.R. Horton, Inc.	1/21/22	90.00	48	USD	432,000	(864)	(8,014)	7,150
Deere & Co.	1/21/22	320.00	8	USD	256,000	(1,184)	(4,719)	3,535
Devon Energy Corp.	1/21/22	35.00	28	USD	98,000	(364)	(4,278)	3,914
Dick's Sporting Goods, Inc.	1/21/22	100.00	42	USD	420,000	(2,730)	(8,449)	5,719
Dick's Sporting Goods, Inc.	1/21/22	110.00	19	USD	209,000	(4,275)	(5,487)	1,212
Edwards Lifesciences Corp.	1/21/22	105.00	32	USD	336,000	(160)	(5,377)	5,217
Energy Transfer LP	1/21/22	8.00	224	USD	179,200	(3,360)	(8,236)	4,876
FedEx Corp.	1/21/22	220.00	13	USD	286,000	(143)	(7,814)	7,671
Generac Holdings, Inc.	1/21/22	360.00	3	USD	108,000	(5,127)	(2,824)	(2,303)
Global Payments, Inc.	1/21/22	135.00	33	USD	445,500	(12,540)	(6,197)	(6,343)
Intuitive Surgical, Inc.	1/21/22	320.00	10	USD	320,000	(1,990)	(2,828)	838
iShares iBoxx $ High Yield Corporate Bond ETF	1/21/22	78.00	374	USD	2,917,200	(89)	(10,015)	9,926
iShares iBoxx $ High Yield Corporate Bond ETF	1/21/22	80.00	748	USD	5,984,000	(2,244)	(14,046)	11,802
iShares iBoxx $ High Yield Corporate Bond ETF	1/21/22	81.00	16	USD	129,600	(16)	(316)	300
Microsoft Corp.	1/21/22	300.00	23	USD	690,000	(1,357)	(9,379)	8,022
MongoDB, Inc.	1/21/22	490.00	6	USD	294,000	(5,208)	(11,087)	5,879
O'Reilly Automotive, Inc.	1/21/22	560.00	5	USD	280,000	(63)	(3,489)	3,426
salesforce.com, Inc.	1/21/22	240.00	12	USD	288,000	(1,908)	(4,627)	2,719
salesforce.com, Inc.	1/21/22	250.00	59	USD	1,475,000	(23,895)	(24,643)	748
Uber Technologies, Inc.	1/21/22	40.00	48	USD	192,000	(4,800)	(6,410)	1,610
Zscaler, Inc.	1/21/22	290.00	10	USD	290,000	(3,120)	(6,228)	3,108
Alphabet, Inc.	2/18/22	2,700.00	3	USD	810,000	(12,840)	(15,580)	2,740
Generac Holdings, Inc.	2/18/22	300.00	3	USD	90,000	(1,770)	(2,211)	441
Live Nation Entertainment, Inc.	2/18/22	85.00	33	USD	280,500	(1,980)	(11,670)	9,690
Micron Technology, Inc.	2/18/22	72.50	41	USD	297,250	(1,230)	(7,576)	6,346
salesforce.com, Inc.	2/18/22	230.00	39	USD	897,000	(10,257)	(17,562)	7,305
Twilio, Inc.	2/18/22	200.00	14	USD	280,000	(4,200)	(11,249)	7,049
U.S. Treasury Note 10 Year Future	2/18/22	127.50	206	USD	26,876,563	(32,188)	(44,705)	12,517
DexCom, Inc.	3/18/22	580.00	7	USD	406,000	(43,890)	(20,886)	(23,004)
UnitedHealth Group, Inc.	3/18/22	430.00	9	USD	387,000	(3,465)	(7,990)	4,525
BP PLC	4/14/22	24.00	480	USD	1,152,000	(37,920)	(31,598)	(6,322)
Twilio, Inc.	4/14/22	260.00	18	USD	468,000	(44,190)	(35,254)	(8,936)
						$(457,449)	$(488,385)	$30,936
						$(753,281)	$(1,067,959)	$314,678

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

Credit Default Index Swaptions Written
				Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Exercise Rate	Rate/ Reference Obligation Index	Frequency	Rate/ Reference Obligation Index	Frequency	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
Sell Protection on 5-Year Credit Default Swap, 12/20/26	Bank of America N.A.	1/19/22	101.00	CDX. NA.HY Series 37†	Quarterly	5.000%	Semi-Annually	USD	285,000	$(15)	$(234)	$219
Sell Protection on 5-Year Credit Default Swap, 12/20/26	Goldman Sachs International	1/19/22	101.00	CDX. NA.HY Series 37†	Quarterly	5.000%	Semi-Annually	USD	415,000	(22)	(415)	393
Sell Protection on 5-Year Credit Default Swap, 12/20/26	JP Morgan Chase Bank N.A.	1/19/22	85.00	CDX. NA.IG Series 37†	Quarterly	1.000%	Semi-Annually	USD	2,345,000	(61)	(774)	713
Sell Protection on 5-Year Credit Default Swap, 12/20/26	Morgan Stanley & Co. LLC	1/19/22	101.00	CDX. NA.HY Series 37†	Quarterly	5.000%	Semi-Annually	USD	340,000	(18)	(289)	271
										$(116)	$(1,712)	$1,596

Interest Rate Swaptions Written
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
1-Year Interest Rate Swap, 3/20/24	Morgan Stanley & Co. LLC	3/16/23	0.40%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	36,619,299	$(7,697)	$(40,281)	$32,584
1-Year Interest Rate Swap, 3/20/24	Morgan Stanley & Co. LLC	3/16/23	0.60%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	36,619,299	(14,937)	(69,577)	54,640
									(22,634)	(109,858)	87,224
Put
5-Year Interest Rate Swap, 6/17/31	Barclays Bank PLC	6/15/26	3-Month USD LIBOR BBA	Quarterly	3.04%##	Semi-Annually	USD	5,700,000	$(67,277)	$(95,475)	$28,198
5-Year Interest Rate Swap, 6/17/31	Barclays Bank PLC	6/15/26	3-Month USD LIBOR BBA	Quarterly	3.04%##	Semi-Annually	USD	5,696,231	(67,232)	(95,269)	28,037
5-Year Interest Rate Swap, 7/7/27	Citibank N.A.	1/05/22	3-Month USD LIBOR BBA	Quarterly	1.39%##	Semi-Annually	USD	11,121,046	(13,205)	(26,103)	12,898
5-Year Interest Rate Swap, 1/10/27	Deutsche Bank AG	1/06/22	3-Month USD LIBOR BBA	Quarterly	1.42%##	Semi-Annually	USD	2,265,872	(2,114)	(4,758)	2,644
5-Year Interest Rate Swap, 1/10/27	Deutsche Bank AG	1/06/22	3-Month USD LIBOR BBA	Quarterly	1.42%##	Semi-Annually	USD	2,265,872	(2,114)	(4,645)	2,531
10-Year Interest Rate Swap, 1/28/32	Goldman Sachs International	1/26/22	3-Month USD LIBOR BBA	Quarterly	1.76%##	Semi-Annually	USD	6,955,806	(16,232)	(57,907)	41,675
10-Year Interest Rate Swap, 1/28/32	Goldman Sachs International	1/26/22	3-Month USD LIBOR BBA	Quarterly	1.76%##	Semi-Annually	USD	3,477,903	(8,116)	(28,258)	20,142
5-Year Interest Rate Swap, 2/9/27	Goldman Sachs International	2/07/22	3-Month USD LIBOR BBA	Quarterly	1.63%##	Semi-Annually	USD	15,098,032	(23,912)	(47,106)	23,194
2-Year Interest Rate Swap, 3/18/24	Goldman Sachs International	3/16/22	1-Day SOFR	Semi-Annually	1.08%##	Semi-Annually	USD	30,652,276	(41,371)	(31,878)	(9,493)
5-Year Interest Rate Swap, 1/14/27	Morgan Stanley & Co. LLC	1/12/22	3-Month USD LIBOR BBA	Quarterly	1.47%##	Semi-Annually	USD	1,651,779	(1,785)	(4,592)	2,807
5-Year Interest Rate Swap, 7/2/31	Morgan Stanley & Co. LLC	6/30/26	3-Month USD LIBOR BBA	Quarterly	3.04%##	Semi-Annually	USD	5,226,729	(62,078)	(70,561)	8,483
									(305,436)	(466,552)	161,116
									$(328,070)	$(576,410)	$248,340

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/20/22	USD	1,049,429	EUR	902,000	$22,176
Bank of America N.A.	2/17/22	JPY	239,929,000	USD	2,096,510	(10,052)
Bank of America N.A.	3/10/22	USD	1,671,374	SEK	15,171,206	(8,444)
Bank of America N.A.	3/17/22	GBP	1,036,309	EUR	1,213,798	18,292
Barclays Bank PLC	2/03/22	EUR	898,513	USD	1,013,142	10,429
Barclays Bank PLC	3/10/22	JPY	1,212,990,826	USD	10,691,549	(141,372)
Barclays Bank PLC	3/17/22	GBP	1,316,913	USD	1,747,536	34,421
Barclays Bank PLC	3/17/22	USD	403,731	INR	30,841,814	(7,859)
BNP Paribas SA	1/20/22	USD	8,306,083	EUR	7,135,013	180,291
BNP Paribas SA	2/03/22	NOK	15,326,958	CHF	1,639,685	(61,375)
BNP Paribas SA	2/11/22	USD	3,236,923	CNH	20,875,726	(38,947)
BNP Paribas SA	2/17/22	AUD	2,212,000	USD	1,618,397	(8,876)
BNP Paribas SA	3/03/22	USD	1,052,071	INR	79,334,467	(8,517)
BNP Paribas SA	3/17/22	EUR	12,974,603	USD	14,695,165	98,466
Citibank N.A.	1/20/22	JPY	160,967,000	USD	1,409,559	(10,061)
Citibank N.A.	1/20/22	USD	1,719,680	JPY	195,242,136	22,183
Citibank N.A.	1/27/22	CNH	3,320,318	USD	517,014	4,546
Citibank N.A.	2/11/22	CNH	20,875,726	USD	3,258,319	17,551
Citibank N.A.	2/24/22	KRW	3,122,349,000	USD	2,633,138	(9,457)
Citibank N.A.	3/10/22	EUR	1,529,449	USD	1,723,827	19,759
Citibank N.A.	3/10/22	USD	1,365,810	INR	103,805,674	(20,720)
Citibank N.A.	3/16/22	EUR	1,517,456	USD	1,710,120	20,041
Citibank N.A.	3/16/22	USD	1,378,889	EUR	1,216,209	(7,798)
Citibank N.A.	3/17/22	RUB	64,316,346	USD	857,151	(13,249)
Deutsche Bank AG	1/20/22	GBP	1,777,000	USD	2,451,469	(46,289)
Deutsche Bank AG	1/20/22	USD	1,705,846	NOK	14,314,000	80,937
Deutsche Bank AG	2/10/22	EUR	1,660,686	USD	1,929,328	(37,236)
Deutsche Bank AG	2/17/22	NOK	9,403,930	CHF	993,363	(24,417)
Deutsche Bank AG	3/10/22	JPY	341,816,505	USD	3,012,374	(39,372)
Deutsche Bank AG	3/17/22	USD	3,193,448	CNH	20,476,386	(12,854)
Goldman Sachs International	1/20/22	CAD	2,182,000	USD	1,760,380	(35,435)
Goldman Sachs International	1/20/22	MXN	31,097,000	USD	1,513,380	1,330
Goldman Sachs International	1/20/22	JPY	162,040,000	USD	1,419,862	(11,035)
Goldman Sachs International	2/17/22	AUD	1,867,239	USD	1,359,891	(1,229)
HSBC Bank PLC	1/27/22	IDR	10,179,488,000	USD	711,305	1,727
HSBC Bank PLC	2/10/22	USD	2,792,275	HKD	21,748,194	2,982
HSBC Bank PLC	2/10/22	USD	1,025,083	JPY	117,126,738	6,585
HSBC Bank PLC	3/08/22	USD	1,229,630	BRL	7,075,904	(21,477)
HSBC Bank PLC	3/17/22	GBP	1,053,587	USD	1,393,153	32,489
JP Morgan Chase Bank	1/06/22	EUR	3,000,000	USD	3,488,849	(73,217)
JP Morgan Chase Bank	1/06/22	USD	2,763,162	CNH	17,939,000	(58,419)
JP Morgan Chase Bank	1/13/22	JPY	193,028,615	EUR	1,472,000	1,996
JP Morgan Chase Bank	1/20/22	USD	1,124,145	JPY	127,764,864	13,317
JP Morgan Chase Bank	3/17/22	JPY	547,598,479	USD	4,821,534	(58,271)
Morgan Stanley & Co. LLC	1/20/22	CAD	2,186,000	USD	1,768,837	(40,730)
Morgan Stanley & Co. LLC	1/20/22	JPY	323,666,718	EUR	2,443,000	31,822
Morgan Stanley & Co. LLC	1/20/22	USD	1,565,591	EUR	1,347,168	31,353
Morgan Stanley & Co. LLC	2/03/22	USD	1,043,126	EUR	898,513	19,555
Morgan Stanley & Co. LLC	3/03/22	AUD	1,873,952	USD	1,340,269	23,304
Morgan Stanley & Co. LLC	3/03/22	USD	1,856,976	SEK	16,753,769	2,064
Morgan Stanley & Co. LLC	3/10/22	USD	1,342,630	NZD	1,989,134	(18,421)
Morgan Stanley & Co. LLC	3/17/22	BRL	5,790,577	USD	1,014,627	6,571
Morgan Stanley & Co. LLC	3/22/22	JPY	1,484,069,000	USD	13,103,171	(193,207)
UBS AG	1/13/22	USD	2,494,902	CNH	16,190,642	(50,826)
UBS AG	1/27/22	USD	515,655	CNH	3,320,318	(5,905)
UBS AG	1/27/22	USD	2,788,596	HKD	21,696,594	5,995
UBS AG	2/10/22	JPY	271,810,677	USD	2,410,146	(46,563)
UBS AG	3/17/22	CAD	1,552,265	USD	1,207,326	19,623
UBS AG	3/24/22	EUR	2,401,163	USD	2,709,924	28,335
						$(363,490)

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	3/08/22	45	$7,682,024	$(150,337)
Euro-Bund	3/08/22	66	13,097,140	(220,231)
Japan Bonds 10 Year	3/14/22	6	7,925,516	(18,535)
Australia Bonds 10 Year	3/15/22	100	10,116,346	8,773
S&P TSX 60 Index	3/17/22	3	597,223	10,342
E-mini Russell 2000 Index	3/18/22	69	7,620,577	117,083
FTSE 100 Index	3/18/22	20	1,948,134	34,546
FTSE MIB Index	3/18/22	3	452,731	12,596
Mini MSCI Emerging Market Index	3/18/22	15	929,487	(9,762)
U.S. Treasury Long Bond	3/22/22	19	3,006,931	41,382
U.S. Treasury Note 10 Year	3/22/22	171	22,175,571	134,585
U.S. Treasury Note 5 Year	3/31/22	660	79,576,460	268,072
				$228,514
Short
Euro-Buxl 30 Year Bond	3/08/22	14	$(3,471,909)	$176,681
Yen Denom Nikkei Index	3/10/22	1	(124,986)	(307)
Euro Stoxx 50 Index	3/18/22	44	(2,094,680)	(53,100)
Nasdaq 100 E Mini Index	3/18/22	15	(4,899,016)	2,791
S&P 500 E Mini Index	3/18/22	214	(50,200,493)	(715,457)
U.S. Treasury Note Ultra 10 Year	3/22/22	267	(38,803,685)	(295,128)
U.S. Treasury Ultra Bond	3/22/22	1	(197,956)	831
UK Long Gilt	3/29/22	21	(3,535,992)	(14,234)
U.S. Treasury Note 2 Year	3/31/22	110	(24,033,630)	34,724
				$(863,199)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 33†	1.000%	Quarterly	12/20/2024	USD	22,361,180	$(400,466)	$(493,336)	$92,870
CDX.NA.IG Series 36†	1.000%	Quarterly	6/20/2026	USD	1,398,129	(33,970)	(34,695)	725
						$(434,436)	$(528,031)	$93,595

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

OTC Credit Default Swaps-Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Avis Budget Group, Inc.	5.000%	Quarterly	Bank of America N.A.	12/20/26	USD	326,000	$(43,761)	$(48,061)	$4,300
Bombardier, Inc.	5.000%	Quarterly	Barclays Bank PLC	6/20/23	USD	230,995	(6,838)	33,494	(40,332)
							$(50,599)	$(14,567)	$(36,032)

Centrally Cleared Credit Default Swap - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 34†	5.000%	Quarterly	12/20/25	BB-	EUR	1,860,490	$250,291	$173,481	$76,810
iTraxx Europe Crossover Series 35†	5.000%	Quarterly	6/20/26	BB-	EUR	1,372,000	182,182	194,359	(12,177)
iTraxx Europe Crossover Series 36†	5.000%	Quarterly	12/20/26	BB-	EUR	3,666,941	492,845	499,956	(7,111)
CDX.NA.HY Series 37†	5.000%	Quarterly	12/20/26	BB-	USD	3,370,791	308,100	296,414	11,686
							$1,233,418	$1,164,210	$69,208

OTC Credit Default Swaps-Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Trust Fibra Uno	1.000%	Quarterly	Citibank N.A.	Baa2	6/20/26	USD	104,000	$(3,001)	$(11,477)	$8,476
Trust Fibra Uno	1.000%	Quarterly	Citibank N.A.	Baa2	6/20/26	USD	19,000	(548)	(2,084)	1,536
								$(3,549)	$(13,561)	$10,012

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 0.020%	Annually	6-Month EURIBOR	Semi-Annually	8/26/31	EUR	2,752,656	$80,789	$62	$80,727
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 4.415%	Monthly	2/28/23	MXN	25,811,467	(37,500)	10	(37,510)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 4.495%	Monthly	3/03/23	MXN	25,803,353	(36,631)	10	(36,641)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 4.680%	Monthly	2/27/24	MXN	18,315,395	(48,389)	7	(48,396)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 4.855%	Monthly	3/01/24	MXN	18,315,395	(45,384)	7	(45,391)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 6.478%	Monthly	8/12/26	MXN	15,361,130	(28,033)	10	(28,043)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 6.465%	Monthly	8/13/26	MXN	21,092,847	(39,008)	13	(39,021)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 6.428%	Monthly	8/13/26	MXN	21,207,351	(40,758)	13	(40,771)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 6.440%	Monthly	8/14/26	MXN	10,432,408	(19,804)	6	(19,810)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 6.415%	Monthly	8/14/26	MXN	17,195,149	(33,473)	11	(33,484)
28 Day- MXN-TIIE-Banxico	Monthly	Fixed 6.420%	Monthly	8/17/26	MXN	15,490,115	(30,021)	9	(30,030)
Fixed 1.060%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	3/27/22	USD	27,703,212	(56,401)	218	(56,619)
Fixed 0.880%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/17/22	USD	15,490,278	(51,163)	122	(51,285)
Fixed 0.398%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	3/08/24	USD	23,190,000	288,969	184	288,785
Fixed 0.526%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/06/24	USD	5,548,326	74,574	43	74,531
Fixed 0.574%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/28/24	USD	5,258,177	62,292	66	62,226
Fixed 0.510%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/13/24	USD	4,871,565	67,502	60	67,442
Fixed 0.547%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/16/24	USD	7,348,639	95,231	91	95,140
Fixed 0.551%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/20/24	USD	4,868,729	63,424	60	63,364
Fixed 0.553%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/20/24	USD	2,434,364	31,619	30	31,589
Fixed 0.492%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/23/24	USD	4,805,476	69,986	52	69,934
Fixed 0.495%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/23/24	USD	4,805,476	69,621	52	69,569

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

Fixed 0.557%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/12/24	USD	7,351,186	99,360	80	99,280
Fixed 0.569%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/13/24	USD	4,783,300	63,350	52	63,298
Fixed 0.565%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/27/24	USD	2,406,020	33,101	26	33,075
Fixed 0.568%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/27/24	USD	2,406,020	32,943	26	32,917
Fixed 0.569%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/27/24	USD	2,381,960	32,520	26	32,494
Fixed 0.571%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/27/24	USD	2,418,048	32,904	26	32,878
Fixed 0.573%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/27/24	USD	2,418,040	32,784	26	32,758
Fixed 1.600%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/24/25	USD	10,965,933	(144,049)	286	(144,335)
Fixed 0.351%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/27/25	USD	4,334,000	139,315	54	139,261
3-Month USD LIBOR BBA	Quarterly	Fixed 0.370%	Semi-Annually	10/29/25	USD	12,517,428	(419,222)	157	(419,379)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.455%	Semi-Annually	11/23/25	USD	3,480,000	(108,338)	44	(108,382)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.385%	Semi-Annually	2/10/26	USD	8,745,368	(318,151)	109	(318,260)
Fixed 0.682%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/19/26	USD	4,277,961	105,506	53	105,453
Fixed 0.700%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/22/26	USD	1,169,132	28,080	15	28,065
3-Month USD LIBOR BBA	Quarterly	Fixed 0.834%	Semi-Annually	3/08/26	USD	14,230,000	(268,355)	177	(268,532)
Fixed 0.620%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	4/08/26	USD	8,487,296	241,534	107	241,427
3-Month USD LIBOR BBA	Quarterly	Fixed 0.870%	Semi-Annually	4/08/26	USD	8,487,296	(152,829)	107	(152,936)
Fixed 0.600%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	4/08/26	USD	20,612,004	603,817	259	603,558
3-Month USD LIBOR BBA	Quarterly	Fixed 0.850%	Semi-Annually	4/08/26	USD	20,612,004	(388,390)	259	(388,649)
Fixed 0.630%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/26/26	USD	19,779,000	580,655	248	580,407
Fixed 0.850%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/27/26	USD	9,981,909	198,543	125	198,418
Fixed 0.640%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/27/26	USD	29,945,725	866,671	376	866,295
3-Month USD LIBOR BBA	Quarterly	Fixed 0.976%	Semi-Annually	6/28/26	USD	3,154,906	(47,648)	40	(47,688)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.874%	Semi-Annually	7/13/26	USD	2,870,743	(56,867)	36	(56,903)

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

Fixed 0.940%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/14/26	USD	1,682,837	31,481	21	31,460
Fixed 1.165%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/14/26	USD	2,642,901	21,667	33	21,634
Fixed 1.150%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/10/26	USD	7,007,033	65,027	88	64,939
Fixed 0.690%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/23/30	USD	1,360,000	91,009	24	90,985
3-Month USD LIBOR BBA	Quarterly	Fixed 1.080%	Semi-Annually	8/17/30	USD	3,116,195	(113,563)	56	(113,619)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.639%	Semi-Annually	8/21/30	USD	1,490,558	(108,338)	27	(108,365)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.675%	Semi-Annually	9/14/30	USD	526,252	(37,108)	9	(37,117)
Fixed 0.710%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/25/30	USD	800,000	54,365	14	54,351
3-Month USD LIBOR BBA	Quarterly	Fixed 0.660%	Semi-Annually	9/25/30	USD	800,000	(57,649)	14	(57,663)
3-Month USD LIBOR BBA	Quarterly	Fixed 0.693%	Semi-Annually	9/29/30	USD	640,000	(44,445)	12	(44,457)
Fixed 0.764%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/29/30	USD	640,000	40,671	12	40,659
Fixed 0.810%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/23/30	USD	2,290,817	139,964	42	139,922
Fixed 1.173%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/04/31	USD	1,508,382	47,864	27	47,837
Fixed 1.195%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/05/31	USD	889,175	26,511	16	26,495
3-Month USD LIBOR BBA	Quarterly	Fixed 1.400%	Semi-Annually	4/07/31	USD	6,584,667	(84,236)	121	(84,357)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.420%	Semi-Annually	4/08/31	USD	3,793,814	(41,942)	70	(42,012)
Fixed 1.570%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/27/31	USD	2,494,308	(4,335)	46	(4,381)
Fixed 1.540%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/28/31	USD	442,341	389	8	381
Fixed 2.179%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/17/31	USD	3,820,000	(70,059)	59	(70,118)
Fixed 2.180%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/17/31	USD	3,756,231	(69,105)	58	(69,163)
Fixed 2.162%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/18/31	USD	3,820,000	(67,024)	59	(67,083)
Fixed 1.994%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/02/31	USD	3,658,729	(35,868)	57	(35,925)

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

Fixed 1.990%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/02/31	USD	1,568,000	(15,085)	24	(15,109)
Fixed 1.400%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/12/31	USD	2,143,673	32,204	39	32,165
Fixed 1.383%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/14/31	USD	1,312,043	21,775	24	21,751
Fixed 1.380%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/14/31	USD	1,904,115	32,128	34	32,094
3-Month USD LIBOR BBA	Quarterly	Fixed 1.590%	Semi-Annually	10/14/31	USD	9,925,889	24,746	181	24,565
3-Month USD LIBOR BBA	Quarterly	Fixed 1.620%	Semi-Annually	11/19/31	USD	6,729,307	33,639	123	33,516
Fixed 1.443%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/26/31	USD	1,147,099	13,292	21	13,271
Fixed 1.412%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/30/31	USD	795,815	11,508	14	11,494
Fixed 1.699%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/26/41	USD	615,517	4,630	18	4,612
Fixed 0.885%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/02/50	USD	1,012,000	198,086	33	198,053
Fixed 0.875%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/21/50	USD	665,841	131,985	22	131,963
3-Month USD LIBOR BBA	Quarterly	Fixed 1.080%	Semi-Annually	9/28/50	USD	341,000	(51,458)	11	(51,469)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.075%	Semi-Annually	9/28/50	USD	1,453,737	(221,084)	48	(221,132)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.070%	Semi-Annually	10/21/50	USD	998,761	(153,212)	34	(153,246)
Fixed 1.270%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/23/50	USD	2,145,000	228,022	73	227,949
Fixed 1.170%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/28/50	USD	848,013	110,142	29	110,113
3-Month USD LIBOR BBA	Quarterly	Fixed 0.970%	Semi-Annually	10/28/50	USD	816,000	(144,443)	27	(144,470)
Fixed 0.980%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/29/50	USD	2,472,955	431,739	84	431,655
Fixed 1.300%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/19/50	USD	1,876,740	186,512	63	186,449
Fixed 1.220%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/27/50	USD	848,013	100,344	29	100,315

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

Fixed 1.450%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/11/50	USD	616,988	39,508	21	39,487
3-Month USD LIBOR BBA	Quarterly	Fixed 1.200%	Semi-Annually	12/22/50	USD	3,275,100	(403,522)	111	(403,633)
Fixed 1.270%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/30/50	USD	848,013	90,366	29	90,337
Fixed 1.445%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/07/51	USD	2,018,820	131,702	68	131,634
Fixed 1.520%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/08/51	USD	691,273	32,816	23	32,793
Fixed 1.625%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/25/51	USD	1,484,866	33,441	50	33,391
Fixed 1.480%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	1/28/51	USD	2,638,779	150,221	88	150,133
Fixed 1.575%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/01/51	USD	1,530,734	52,695	51	52,644
Fixed 1.660%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/04/51	USD	858,617	12,233	29	12,204
Fixed 1.680%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/05/51	USD	889,175	8,450	30	8,420
3-Month USD LIBOR BBA	Quarterly	Fixed 1.238%	Semi-Annually	2/10/51	USD	2,385,100	(273,238)	80	(273,318)
Fixed 0.888%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/10/51	USD	1,590,067	314,328	53	314,275
Fixed 1.912%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	2/22/51	USD	347,273	(15,877)	12	(15,889)
Fixed 2.010%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/27/51	USD	1,290,159	(90,238)	44	(90,282)
Fixed 1.973%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	5/28/51	USD	212,324	(12,985)	7	(12,992)
Fixed 2.035%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	6/07/51	USD	401,839	(30,533)	14	(30,547)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.827%	Semi-Annually	6/22/51	USD	882,938	23,031	30	23,001
Fixed 1.626%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	8/23/51	USD	307,469	6,709	10	6,699
Fixed 1.850%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/15/51	USD	430,377	(13,991)	14	(14,005)
Fixed 1.820%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	10/18/51	USD	668,374	(16,896)	22	(16,918)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.835%	Semi-Annually	11/08/51	USD	726,300	21,076	24	21,052
Fixed 1.705%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	11/30/51	USD	291,425	698	10	688
							$2,445,416	$6,474	$2,438,942

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
BRL CDI	Maturity	Fixed 9.385%	Maturity	JP Morgan Chase Bank N.A.	1/02/25	BRL	7,665,832	$(30,774)	$—	$(30,774)
BRL CDI	Maturity	Fixed 9.420%	Maturity	JP Morgan Chase Bank N.A.	1/02/25	BRL	8,362,847	(32,159)	—	(32,159)
BRL CDI	Maturity	Fixed 9.540%	Maturity	JP Morgan Chase Bank N.A.	1/02/25	BRL	8,332,021	(26,410)	—	(26,410)
								$(89,343)	$—	$(89,343)

OTC Total Return Swaps
Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional	Frequency	Counterparty	Termination Date	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Snap, Inc., Class A		2,997	Maturity	1Day-SOFR + 18 bp	USD 132,942	Maturity	BNP Paribas SA	3/16/22	$(8,007)	$—	$(8,007)
Snap, Inc., Class A		8,000	Maturity	1Day-SOFR + 25 bp	USD 362,256	Maturity	BNP Paribas SA	3/17/22	(13,984)	—	(13,984)
Universal Health Services, Inc.		519	Quarterly	1Day-SOFR + 8 bp	USD 66,352	Quarterly	BNP Paribas SA	6/10/22	(941)	—	(941)
Markit iBoxx USD Liquid Leveraged Loan Index		6,400	Maturity	12Month-SOFR + 60 bp	USD 847,232	Maturity	Citibank N.A.	1/19/22	(896)	—	(896)
Markit iBoxx USD Liquid Leveraged Loan Index		4,925	Maturity	12Month-SOFR + 210 bp	USD 429,657	Maturity	Citibank N.A.	1/19/22	1,133	—	1,133
Markit iBoxx USD Liquid Leveraged Loan Index		3,161	Maturity	12Month-SOFR + 60 bp	USD 416,557	Maturity	Citibank N.A.	1/21/22	(2,339)	—	(2,339)
3-Month USD LIBOR BBA USD	USD	552,066	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	3,006	Maturity	Goldman Sachs International	3/20/22	2,517	—	2,517
3-Month USD LIBOR BBA USD	USD	552,067	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	3,004	Maturity	Goldman Sachs International	6/20/22	3,499	—	3,499
3-Month USD LIBOR BBA USD	USD	368,045	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	2,001	Quarterly	Morgan Stanley & Co. LLC	3/20/22	1,174	—	1,174
3-Month USD LIBOR BBA USD	USD	368,044	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	2,002	Maturity	Morgan Stanley & Co. LLC	6/20/22	2,333	—	2,333
									$(15,511)	$—	$(15,511)

MassMutual Select BlackRock Global Allocation Fund Consolidated — Portfolio of Investments (Continued)

OTC Total Return Swaps
Reference Entity	Counterparty	Termination Date	Notional Amount		Net Value of Reference Entities	Unrealized Appreciation/ (Depreciation)	Gross Notional Amount Asset %
Equity Securities Short (a)	Citigroup Global Markets Inc.	01/26/2022 - 02/24/2023	USD	(1,409,694)	$(1,409,701)	$(23,054)	0.2%
Equity Securities Short (b)	JP Morgan Chase Bank N.A.	02/08/2023	USD	(2,149,481)	(2,133,652)	15,829	0.3%
					$(3,543,346)	$(7,225)

##	Exercise Rate
(a)	The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 17.5 to 150 basis points. Net payments are exchanged monthly. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
1 month USD LIBOR
1 week USD LIBOR
(b)	The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specific benchmark, plus or minus a spread in a range of 17.5 to 150 basis points. Net payments are exchanged monthly. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:
1 month USD LIBOR
Federal Funds Rate

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
USD	U.S. Dollar

MassMutual Diversified Value Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 97.4%
Basic Materials — 3.7%
Chemicals — 2.1%
Celanese Corp.	4,000	$672,240
CF Industries Holdings, Inc.	37,344	2,643,208
DuPont de Nemours, Inc.	12,900	1,042,062
Eastman Chemical Co.	4,600	556,186
FMC Corp.	3,200	351,648
International Flavors & Fragrances, Inc.	16,761	2,525,045
The Mosaic Co.	12,900	506,841
		8,297,230
Forest Products & Paper — 0.8%
International Paper Co.	66,052	3,103,123
Iron & Steel — 0.5%
Nucor Corp.	10,200	1,164,330
Reliance Steel & Aluminum Co.	2,200	356,884
Steel Dynamics, Inc.	7,000	434,490
		1,955,704
Mining — 0.3%
Newmont Corp.	19,800	1,227,996
		14,584,053
Communications — 5.6%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	7,500	280,875
Omnicom Group, Inc.	7,200	527,544
		808,419
Internet — 0.5%
eBay, Inc.	23,300	1,549,450
NortonLifeLock, Inc.	13,900	361,122
		1,910,572
Media — 3.1%
Comcast Corp. Class A	191,131	9,619,623
Fox Corp. Class A	11,400	420,660
The Walt Disney Co. (a)	13,536	2,096,591
		12,136,874

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 1.8%
Cisco Systems, Inc.	110,700	$7,015,059
		21,870,924
Consumer, Cyclical — 7.9%
Apparel — 0.2%
Capri Holdings Ltd. (a)	3,800	246,658
PVH Corp.	1,700	181,305
Skechers U.S.A., Inc. Class A (a)	3,200	138,880
Tapestry, Inc.	3,400	138,040
		704,883
Auto Manufacturers — 1.2%
Ford Motor Co.	131,000	2,720,870
General Motors Co. (a)	37,600	2,204,488
		4,925,358
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	3,000	135,210
Lear Corp.	1,600	292,720
		427,930
Distribution & Wholesale — 0.2%
LKQ Corp.	10,300	618,309
Home Builders — 0.9%
D.R. Horton, Inc.	12,400	1,344,780
Lennar Corp. Class A	9,300	1,080,288
NVR, Inc. (a)	90	531,798
PulteGroup, Inc.	9,100	520,156
Toll Brothers, Inc.	3,000	217,170
		3,694,192
Home Furnishing — 0.2%
Tempur Sealy International, Inc.	5,200	244,556
Whirlpool Corp.	2,100	492,786
		737,342
Leisure Time — 0.1%
Brunswick Corp.	2,700	271,971
Lodging — 0.4%
Las Vegas Sands Corp. (a)	40,125	1,510,305
Retail — 4.5%
Advance Auto Parts, Inc.	2,300	551,724
AutoNation, Inc. (a)	3,000	350,550
AutoZone, Inc. (a)	700	1,467,473
BJ's Wholesale Club Holdings, Inc. (a)	3,700	247,789
CarMax, Inc. (a)	4,400	573,012
Dick's Sporting Goods, Inc. (b)	1,600	183,984
Genuine Parts Co.	4,900	686,980
Lowe's Cos., Inc.	24,800	6,410,304
O'Reilly Automotive, Inc. (a)	2,400	1,694,952

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Penske Automotive Group, Inc.	2,200	$235,884
Target Corp.	16,900	3,911,336
Walgreens Boots Alliance, Inc.	22,700	1,184,032
Williams-Sonoma, Inc.	2,000	338,260
		17,836,280
Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,400	437,232
		31,163,802
Consumer, Non-cyclical — 24.6%
Agriculture — 2.5%
Altria Group, Inc.	48,700	2,307,893
Archer-Daniels-Midland Co.	18,800	1,270,692
Bunge Ltd.	4,700	438,792
Darling Ingredients, Inc. (a)	2,000	138,580
Philip Morris International, Inc.	61,116	5,806,020
		9,961,977
Beverages — 0.0%
Molson Coors Beverage Co. Class B	2,500	115,875
Biotechnology — 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	900	680,013
Biogen, Inc. (a)	3,500	839,720
Gilead Sciences, Inc.	31,200	2,265,432
Regeneron Pharmaceuticals, Inc. (a)	2,800	1,768,256
		5,553,421
Commercial Services — 0.6%
AMERCO	700	508,361
Booz Allen Hamilton Holding Corp.	3,400	288,286
Quanta Services, Inc.	3,700	424,242
Service Corp. International	5,900	418,841
United Rentals, Inc. (a)	1,900	631,351
		2,271,081
Food — 2.9%
Conagra Brands, Inc.	39,488	1,348,515
General Mills, Inc.	15,900	1,071,342
The J.M. Smucker Co.	2,900	393,878
Kellogg Co.	8,500	547,570
The Kraft Heinz Co.	32,200	1,155,980
The Kroger Co.	19,600	887,096
Mondelez International, Inc. Class A	16,800	1,114,008
Tyson Foods, Inc. Class A	53,719	4,682,148
		11,200,537
Health Care – Products — 0.6%
Henry Schein, Inc. (a)	3,800	294,614
Hologic, Inc. (a)	6,200	474,672
Medtronic PLC	16,929	1,751,305
		2,520,591

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Services — 4.6%
Anthem, Inc.	24,561	$11,385,006
Centene Corp. (a)	14,500	1,194,800
DaVita, Inc. (a)	3,900	443,664
HCA Healthcare, Inc.	11,500	2,954,580
Laboratory Corp. of America Holdings (a)	3,300	1,036,893
Quest Diagnostics, Inc.	4,600	795,846
Universal Health Services, Inc. Class B	2,700	350,082
		18,160,871
Household Products & Wares — 1.0%
Kimberly-Clark Corp.	26,597	3,801,243
Pharmaceuticals — 11.0%
AbbVie, Inc.	71,813	9,723,480
AmerisourceBergen Corp.	6,900	916,941
Becton Dickinson and Co.	16,793	4,223,104
Cigna Corp.	9,100	2,089,633
CVS Health Corp.	61,303	6,324,018
Johnson & Johnson	65,300	11,170,871
McKesson Corp.	5,300	1,317,421
Merck & Co., Inc.	66,700	5,111,888
Sanofi Sponsored ADR	51,950	2,602,695
		43,480,051
		97,065,647
Energy — 5.4%
Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	2,900	252,764
Oil & Gas — 4.6%
APA Corp.	9,000	242,010
EOG Resources, Inc.	36,541	3,245,937
Exxon Mobil Corp.	111,100	6,798,209
Marathon Oil Corp.	19,380	318,219
Ovintiv, Inc.	6,500	219,050
TotalEnergies SE	99,027	5,029,657
TotalEnergies SE Sponsored ADR	32,209	1,593,057
Valero Energy Corp.	10,800	811,188
		18,257,327
Pipelines — 0.7%
Kinder Morgan, Inc.	59,500	943,670
ONEOK, Inc.	11,100	652,236
The Williams Cos., Inc.	41,000	1,067,640
		2,663,546
		21,173,637
Financial — 26.6%
Banks — 14.4%
Bank of America Corp.	222,900	9,916,821
The Bank of New York Mellon Corp.	23,400	1,359,072

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Citizens Financial Group, Inc.	11,300	$533,925
Comerica, Inc.	3,700	321,900
Commerce Bancshares, Inc.	3,255	223,749
Cullen/Frost Bankers, Inc.	1,400	176,498
East West Bancorp, Inc.	3,800	298,984
Fifth Third Bancorp	107,438	4,678,925
First Horizon Corp.	14,300	233,519
The Goldman Sachs Group, Inc.	15,171	5,803,666
Huntington Bancshares, Inc.	140,860	2,172,061
JP Morgan Chase & Co.	72,500	11,480,375
KeyCorp.	25,800	596,754
M&T Bank Corp.	3,300	506,814
Northern Trust Corp.	5,400	645,894
The PNC Financial Services Group, Inc.	11,200	2,245,824
Regions Financial Corp.	25,300	551,540
State Street Corp.	19,000	1,767,000
Truist Financial Corp.	35,300	2,066,815
US Bancorp	39,400	2,213,098
Wells Fargo & Co.	175,623	8,426,391
Western Alliance Bancorp	2,600	279,890
Zions Bancorp NA	4,400	277,904
		56,777,419
Diversified Financial Services — 2.7%
Ally Financial, Inc.	9,900	471,339
American Express Co.	20,500	3,353,800
Ameriprise Financial, Inc.	3,100	935,146
Capital One Financial Corp.	12,100	1,755,589
Credit Acceptance Corp. (a)	400	275,072
Discover Financial Services	7,700	889,812
OneMain Holdings, Inc.	3,300	165,132
Raymond James Financial, Inc.	5,250	527,100
SEI Investments Co.	3,900	237,666
Synchrony Financial	15,400	714,406
T. Rowe Price Group, Inc.	5,900	1,160,176
		10,485,238
Insurance — 8.0%
Aflac, Inc.	18,500	1,080,215
Alleghany Corp. (a)	400	267,036
The Allstate Corp.	7,900	929,435
American Financial Group, Inc.	2,300	315,836
American International Group, Inc.	88,488	5,031,428
Arch Capital Group Ltd. (a)	10,600	471,170
Assurant, Inc.	1,600	249,376
Chubb Ltd.	28,963	5,598,838
Cincinnati Financial Corp.	4,300	489,899
Equitable Holdings, Inc.	11,700	383,643
Everest Re Group Ltd.	1,300	356,096
Fidelity National Financial, Inc.	7,500	391,350
First American Financial Corp.	3,000	234,690
Globe Life, Inc.	2,500	234,300
The Hartford Financial Services Group, Inc.	9,500	655,880
Lincoln National Corp.	5,100	348,126
Loews Corp.	51,753	2,989,253
Markel Corp. (a)	390	481,260
MetLife, Inc.	66,958	4,184,205

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Old Republic International Corp.	5,400	$132,732
Principal Financial Group, Inc.	7,200	520,776
The Progressive Corp.	15,500	1,591,075
Prudential Financial, Inc.	10,400	1,125,696
RenaissanceRe Holdings Ltd.	1,200	203,196
The Travelers Cos., Inc.	12,300	1,924,089
Voya Financial, Inc.	3,600	238,716
W.R. Berkley Corp.	4,700	387,233
Willis Towers Watson PLC	3,500	831,215
		31,646,764
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	4,100	444,891
Jones Lang LaSalle, Inc. (a)	1,700	457,878
		902,769
Real Estate Investment Trusts (REITS) — 1.3%
Equity Residential	31,183	2,822,062
Weyerhaeuser Co.	51,555	2,123,035
		4,945,097
		104,757,287
Industrial — 11.0%
Aerospace & Defense — 3.1%
The Boeing Co. (a)	8,153	1,641,362
General Dynamics Corp.	9,700	2,022,159
L3 Harris Technologies, Inc.	21,482	4,580,822
Lockheed Martin Corp.	6,800	2,416,788
Northrop Grumman Corp.	4,300	1,664,401
		12,325,532
Building Materials — 0.4%
Fortune Brands Home & Security, Inc.	4,700	502,430
Masco Corp.	8,900	624,958
Owens Corning	3,700	334,850
		1,462,238
Electronics — 0.2%
Arrow Electronics, Inc. (a)	2,600	349,102
Jabil, Inc.	5,100	358,785
Sensata Technologies Holding PLC (a)	3,800	234,422
		942,309
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,900	409,222
Machinery – Construction & Mining — 0.0%
Oshkosh Corp.	1,700	191,607
Machinery – Diversified — 1.1%
Deere & Co.	8,200	2,811,698
Dover Corp.	4,900	889,840

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Westinghouse Air Brake Technologies Corp.	6,400	$589,504
		4,291,042
Miscellaneous - Manufacturing — 2.8%
3M Co.	19,500	3,463,785
General Electric Co.	60,059	5,673,774
Parker-Hannifin Corp.	3,500	1,113,420
Textron, Inc.	7,700	594,440
		10,845,419
Packaging & Containers — 0.5%
Amcor PLC	52,800	634,128
Berry Global Group, Inc. (a)	3,000	221,340
Crown Holdings, Inc.	4,600	508,852
Packaging Corp. of America	3,200	435,680
Sealed Air Corp.	5,200	350,844
		2,150,844
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,100	205,414
Transportation — 2.7%
C.H. Robinson Worldwide, Inc.	3,300	355,179
Expeditors International of Washington, Inc.	4,300	577,447
Knight-Swift Transportation Holdings, Inc.	4,500	274,230
United Parcel Service, Inc. Class B	44,251	9,484,759
		10,691,615
		43,515,242
Technology — 6.7%
Computers — 1.4%
Genpact Ltd.	6,300	334,404
Hewlett Packard Enterprise Co.	43,700	689,149
HP, Inc.	43,600	1,642,412
International Business Machines Corp.	22,300	2,980,618
		5,646,583
Semiconductors — 1.6%
QUALCOMM, Inc.	34,916	6,385,089
Software — 3.7%
Citrix Systems, Inc.	12,121	1,146,525
Microsoft Corp.	14,173	4,766,663
Oracle Corp.	98,700	8,607,627
		14,520,815
		26,552,487
Utilities — 5.9%
Electric — 5.4%
Alliant Energy Corp.	6,500	399,555
Dominion Energy, Inc.	21,300	1,673,328
Edison International	9,400	641,550

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Entergy Corp.	5,200	$585,780
Evergy, Inc.	6,000	411,660
Eversource Energy	8,500	773,330
Exelon Corp.	33,000	1,906,080
FirstEnergy Corp.	14,400	598,896
NRG Energy, Inc.	6,000	258,480
PPL Corp.	18,700	562,122
Public Service Enterprise Group, Inc.	17,800	1,187,794
Sempra Energy	35,515	4,697,924
The Southern Co.	108,885	7,467,334
Vistra Corp.	12,000	273,240
		21,437,073
Gas — 0.4%
NiSource, Inc.	43,061	1,188,914
UGI Corp.	7,000	321,370
		1,510,284
Water — 0.1%
Essential Utilities, Inc.	5,600	300,664
		23,248,021

TOTAL COMMON STOCK (Cost $295,109,856)		383,931,100

PREFERRED STOCK — 0.9%
Consumer, Cyclical — 0.4%
Auto Manufacturers — 0.4%
Volkswagen AG 2.560%	8,172	1,651,475
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	9,376	494,584
Utilities — 0.4%
Electric — 0.2%
The Southern Co. Convertible	14,685	789,319
Gas — 0.2%
NiSource, Inc. 7.750%	4,958	555,246
		1,344,565

TOTAL PREFERRED STOCK (Cost $3,650,798)		3,490,624

TOTAL EQUITIES (Cost $298,760,654)		387,421,724

MUTUAL FUNDS — 0.9%
Diversified Financial Services — 0.9%
iShares Russell 1000 Value ETF	18,200	3,056,326

MassMutual Diversified Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c)	671,721	$671,721
		3,728,047

TOTAL MUTUAL FUNDS (Cost $3,665,100)		3,728,047

TOTAL LONG-TERM INVESTMENTS (Cost $302,425,754)		391,149,771

SHORT-TERM INVESTMENTS — 1.9%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	104	104

	Principal Amount
Repurchase Agreement — 1.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (d)	$7,458,135	7,458,135

TOTAL SHORT-TERM INVESTMENTS (Cost $7,458,239)		7,458,239

TOTAL INVESTMENTS — 101.1% (Cost $309,883,993) (e)		398,608,010

Other Assets/(Liabilities) — (1.1)%		(4,469,610)

NET ASSETS — 100.0%		$394,138,400

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $671,352 or 0.17% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $15,184 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $7,458,135. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $7,607,369.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Fundamental Value Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 5.6%
Chemicals — 5.4%
Air Products & Chemicals, Inc.	21,739	$6,614,309
Axalta Coating Systems Ltd. (a)	161,623	5,352,953
DuPont de Nemours, Inc.	132,055	10,667,403
Element Solutions, Inc.	139,260	3,381,233
International Flavors & Fragrances, Inc.	46,203	6,960,482
		32,976,380
Mining — 0.2%
Newmont Corp.	25,670	1,592,053
		34,568,433
Communications — 5.7%
Internet — 2.1%
Alphabet, Inc. Class A (a)	2,466	7,144,101
Meta Platforms, Inc. Class A (a)	11,906	4,004,583
NortonLifeLock, Inc.	73,034	1,897,423
		13,046,107
Media — 1.6%
Altice USA, Inc. Class A (a)	81,482	1,318,379
Charter Communications, Inc. Class A (a)	2,689	1,753,147
Comcast Corp. Class A	132,503	6,668,876
		9,740,402
Telecommunications — 2.0%
Cisco Systems, Inc.	117,820	7,466,254
T-Mobile US, Inc. (a)	38,051	4,413,155
		11,879,409
		34,665,918
Consumer, Cyclical — 9.3%
Apparel — 0.6%
Ralph Lauren Corp.	18,083	2,149,345
Tapestry, Inc.	39,039	1,584,984
		3,734,329
Distribution & Wholesale — 0.4%
LKQ Corp.	46,186	2,772,546

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 0.9%
Marriott Vacations Worldwide Corp.	16,002	$2,704,018
SeaWorld Entertainment, Inc. (a)	38,858	2,520,330
		5,224,348
Food Services — 0.3%
Aramark	43,652	1,608,576
Home Builders — 0.7%
Lennar Corp. Class A	36,540	4,244,486
Home Furnishing — 0.6%
Sony Group Corp. Sponsored ADR (b)	30,659	3,875,298
Leisure Time — 0.3%
Harley-Davidson, Inc.	25,795	972,213
Polaris, Inc.	8,881	976,111
		1,948,324
Lodging — 0.9%
Las Vegas Sands Corp. (a)	63,281	2,381,897
MGM Resorts International	64,976	2,916,123
		5,298,020
Retail — 4.2%
Advance Auto Parts, Inc.	19,555	4,690,853
AutoZone, Inc. (a)	3,615	7,578,450
Kohl's Corp.	26,549	1,311,255
Lithia Motors, Inc.	6,329	1,879,397
Lowe's Cos., Inc.	24,572	6,351,371
Restaurant Brands International, Inc.	14,311	868,391
The TJX Cos., Inc.	39,045	2,964,296
		25,644,013
Textiles — 0.4%
Mohawk Industries, Inc. (a)	14,853	2,705,919
		57,055,859
Consumer, Non-cyclical — 24.8%
Agriculture — 0.9%
Altria Group, Inc.	42,923	2,034,121
Philip Morris International, Inc.	37,384	3,551,480
		5,585,601
Beverages — 2.7%
Coca-Cola Europacific Partners PLC	180,290	10,083,620
Keurig Dr Pepper, Inc.	110,712	4,080,844
Molson Coors Beverage Co. Class B	44,484	2,061,833
		16,226,297
Biotechnology — 0.8%
Corteva, Inc.	95,874	4,532,923

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 1.6%
FleetCor Technologies, Inc. (a)	9,887	$2,213,106
Global Payments, Inc.	21,835	2,951,656
PROG Holdings, Inc. (a)	27,793	1,253,742
United Rentals, Inc. (a)	9,614	3,194,636
		9,613,140
Cosmetics & Personal Care — 0.7%
The Procter & Gamble Co.	26,935	4,406,027
Food — 0.3%
US Foods Holding Corp. (a)	57,708	2,009,970
Health Care – Products — 2.2%
Avantor, Inc. (a)	90,359	3,807,728
Envista Holdings Corp. (a)	36,184	1,630,451
Hologic, Inc. (a)	22,409	1,715,633
LivaNova PLC (a)	18,468	1,614,657
Medtronic PLC	47,106	4,873,116
		13,641,585
Health Care – Services — 4.2%
Anthem, Inc.	6,468	2,998,177
Centene Corp. (a)	55,088	4,539,251
Humana, Inc.	2,763	1,281,645
ICON PLC (a)	8,195	2,537,992
UnitedHealth Group, Inc.	28,846	14,484,730
		25,841,795
Pharmaceuticals — 11.4%
AbbVie, Inc.	27,100	3,669,340
AmerisourceBergen Corp.	19,577	2,601,588
Becton Dickinson and Co.	11,410	2,869,387
Bristol-Myers Squibb Co.	51,940	3,238,459
Cigna Corp.	49,049	11,263,122
CVS Health Corp.	114,539	11,815,843
Johnson & Johnson	74,974	12,825,802
McKesson Corp.	11,804	2,934,120
Merck & Co., Inc.	108,879	8,344,487
Novartis AG Sponsored ADR	30,539	2,671,246
Perrigo Co. PLC	100,200	3,897,780
Sanofi Sponsored ADR	73,982	3,706,498
		69,837,672
		151,695,010
Energy — 7.2%
Oil & Gas — 6.8%
Canadian Natural Resources Ltd. (b)	69,731	2,946,135
Cenovus Energy, Inc.	109,369	1,343,051
ConocoPhillips	102,424	7,392,964
EOG Resources, Inc.	31,353	2,785,087
Hess Corp.	79,519	5,886,792
HollyFrontier Corp.	40,343	1,322,444
Marathon Petroleum Corp.	70,904	4,537,147

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Phillips 66	83,028	$6,016,209
Pioneer Natural Resources Co.	36,239	6,591,149
Valero Energy Corp.	32,849	2,467,288
		41,288,266
Oil & Gas Services — 0.4%
Schlumberger NV	88,319	2,645,154
		43,933,420
Financial — 21.4%
Banks — 10.7%
Bank of America Corp.	114,894	5,111,634
Citigroup, Inc.	53,938	3,257,316
Fifth Third Bancorp	52,766	2,297,959
The Goldman Sachs Group, Inc.	16,282	6,228,679
JP Morgan Chase & Co.	104,406	16,532,690
M&T Bank Corp.	16,205	2,488,764
Northern Trust Corp.	47,496	5,680,997
Truist Financial Corp.	67,198	3,934,443
US Bancorp	113,924	6,399,111
Wells Fargo & Co.	277,485	13,313,730
		65,245,323
Diversified Financial Services — 3.5%
AerCap Holdings NV (a)	46,853	3,065,123
American Express Co.	33,487	5,478,473
Capital One Financial Corp.	27,981	4,059,764
The Charles Schwab Corp.	53,072	4,463,355
Discover Financial Services	13,918	1,608,364
SLM Corp.	136,262	2,680,274
		21,355,353
Insurance — 5.6%
The Allstate Corp.	39,802	4,682,705
American International Group, Inc.	72,942	4,147,482
Axis Capital Holdings Ltd.	21,781	1,186,411
Berkshire Hathaway, Inc. Class B (a)	28,975	8,663,525
Chubb Ltd.	47,972	9,273,467
Everest Re Group Ltd.	7,972	2,183,690
Fidelity National Financial, Inc.	34,603	1,805,585
Willis Towers Watson PLC	10,710	2,543,518
		34,486,383
Real Estate — 0.3%
The Howard Hughes Corp. (a)	20,738	2,110,714
Real Estate Investment Trusts (REITS) — 1.3%
American Campus Communities, Inc.	30,651	1,755,996
Corporate Office Properties Trust	96,596	2,701,790
MGM Growth Properties LLC Class A	39,483	1,612,880

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
VICI Properties, Inc. (b)	53,135	$1,599,895
		7,670,561
		130,868,334
Industrial — 12.2%
Aerospace & Defense — 3.1%
BWX Technologies, Inc.	41,360	1,980,317
General Dynamics Corp.	35,813	7,465,936
Howmet Aerospace, Inc.	93,955	2,990,588
Raytheon Technologies Corp.	78,035	6,715,692
		19,152,533
Building Materials — 0.7%
CRH PLC Sponsored ADR	38,105	2,011,944
MDU Resources Group, Inc.	15,497	477,927
Owens Corning	16,758	1,516,599
		4,006,470
Electrical Components & Equipment — 0.2%
Emerson Electric Co.	16,001	1,487,613
Electronics — 0.1%
Allegion PLC	6,996	926,550
Engineering & Construction — 0.8%
AECOM (a)	38,608	2,986,329
Jacobs Engineering Group, Inc.	11,918	1,659,343
		4,645,672
Hand & Machine Tools — 0.9%
Stanley Black & Decker, Inc.	28,340	5,345,491
Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	11,310	2,338,230
Vertiv Holdings Co.	160,926	4,018,322
		6,356,552
Machinery – Diversified — 3.2%
Deere & Co.	29,535	10,127,256
Dover Corp.	10,021	1,819,814
The Middleby Corp. (a)	6,586	1,295,861
Otis Worldwide Corp.	32,987	2,872,178
Westinghouse Air Brake Technologies Corp.	41,293	3,803,498
		19,918,607
Miscellaneous - Manufacturing — 0.8%
Eaton Corp. PLC	26,890	4,647,130
Transportation — 1.4%
Canadian National Railway Co.	21,713	2,667,659
J.B. Hunt Transport Services, Inc.	14,833	3,031,865

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Union Pacific Corp.	11,204	$2,822,624
		8,522,148
		75,008,766
Technology — 9.2%
Computers — 1.5%
Cognizant Technology Solutions Corp. Class A	88,824	7,880,465
NetApp, Inc.	14,231	1,309,110
		9,189,575
Semiconductors — 5.3%
Applied Materials, Inc.	25,273	3,976,959
Broadcom, Inc.	5,568	3,705,003
KLA Corp.	4,535	1,950,549
Lam Research Corp.	2,834	2,038,071
Microchip Technology, Inc.	30,949	2,694,420
Micron Technology, Inc.	57,518	5,357,802
NXP Semiconductor NV	8,480	1,931,574
Qorvo, Inc. (a)	19,271	3,013,792
QUALCOMM, Inc.	44,239	8,089,986
		32,758,156
Software — 2.4%
Activision Blizzard, Inc.	30,215	2,010,204
Fidelity National Information Services, Inc.	41,483	4,527,869
Oracle Corp.	63,008	5,494,928
SS&C Technologies Holdings, Inc	32,035	2,626,229
		14,659,230
		56,606,961
Utilities — 3.7%
Electric — 3.7%
CenterPoint Energy, Inc.	276,797	7,725,404
Dominion Energy, Inc.	38,482	3,023,146
Edison International	14,218	970,379
Entergy Corp.	28,076	3,162,761
Exelon Corp.	109,166	6,305,428
Pinnacle West Capital Corp.	23,937	1,689,713
		22,876,831
		22,876,831

TOTAL COMMON STOCK (Cost $449,441,598)		607,279,532

TOTAL EQUITIES (Cost $449,441,598)		607,279,532

TOTAL LONG-TERM INVESTMENTS (Cost $449,441,598)		607,279,532

MassMutual Fundamental Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.4%

Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (c)	$8,606,935	$8,606,935

TOTAL SHORT-TERM INVESTMENTS (Cost $8,606,935)		8,606,935

TOTAL INVESTMENTS — 100.5% (Cost $458,048,533) (d)		615,886,467

Other Assets/(Liabilities) — (0.5)%		(3,051,327)

NET ASSETS — 100.0%		$612,835,140

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $4,571,501 or 0.75% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,671,362 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $8,606,935. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity dates ranging from 7/31/28, and an aggregate market value, including accrued interest, of $8,779,238.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MM S&P 500 Index Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 2.1%
Chemicals — 1.7%
Air Products & Chemicals, Inc.	19,831	$6,033,780
Albemarle Corp.	10,440	2,440,559
Celanese Corp.	9,880	1,660,433
CF Industries Holdings, Inc.	18,960	1,341,989
Dow, Inc.	65,862	3,735,693
DuPont de Nemours, Inc.	46,726	3,774,526
Eastman Chemical Co.	12,051	1,457,086
Ecolab, Inc.	22,351	5,243,321
FMC Corp.	11,266	1,238,021
International Flavors & Fragrances, Inc.	22,965	3,459,677
Linde PLC	45,941	15,915,341
LyondellBasell Industries NV Class A	23,750	2,190,462
The Mosaic Co.	33,403	1,312,404
PPG Industries, Inc.	21,229	3,660,729
The Sherwin-Williams Co.	21,576	7,598,204
		61,062,225
Forest Products & Paper — 0.0%
International Paper Co.	34,644	1,627,575
Iron & Steel — 0.1%
Nucor Corp.	25,737	2,937,878
Mining — 0.3%
Freeport-McMoRan, Inc.	132,131	5,513,827
Newmont Corp.	71,456	4,431,701
		9,945,528
		75,573,206
Communications — 15.1%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	35,464	1,328,127
Omnicom Group, Inc.	19,386	1,420,412
		2,748,539
Internet — 11.2%
Alphabet, Inc. Class A (a)	26,966	78,121,581
Alphabet, Inc. Class C (a)	25,062	72,519,153
Amazon.com, Inc. (a)	39,106	130,392,700
Booking Holdings, Inc. (a)	3,678	8,824,368
CDW Corp.	12,242	2,506,917
eBay, Inc.	56,470	3,755,255

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Etsy, Inc. (a)	11,371	$2,489,567
Expedia Group, Inc. (a)	13,185	2,382,793
F5, Inc. (a)	5,332	1,304,794
Match Group, Inc. (a)	25,545	3,378,326
Meta Platforms, Inc. Class A (a)	212,129	71,349,589
Netflix, Inc. (a)	39,694	23,913,253
NortonLifeLock, Inc.	51,719	1,343,660
Twitter, Inc. (a)	71,555	3,092,607
VeriSign, Inc. (a)	8,608	2,184,882
		407,559,445
Media — 1.7%
Charter Communications, Inc. Class A (a)	11,077	7,221,872
Comcast Corp. Class A	408,666	20,568,160
Discovery, Inc. Class A (a)	15,277	359,620
Discovery, Inc. Class C (a)	27,104	620,681
DISH Network Corp. Class A (a)	21,937	711,636
FactSet Research Systems, Inc.	3,377	1,641,256
Fox Corp. Class A	28,043	1,034,787
Fox Corp. Class B	13,434	460,383
News Corp. Class A	34,116	761,128
News Corp. Class B	11,666	262,485
ViacomCBS, Inc. Class B	54,061	1,631,561
The Walt Disney Co. (a)	162,958	25,240,565
		60,514,134
Telecommunications — 2.1%
Arista Networks, Inc. (a)	20,048	2,881,900
AT&T, Inc.	640,090	15,746,214
Cisco Systems, Inc.	378,258	23,970,210
Corning, Inc.	69,527	2,588,490
Juniper Networks, Inc.	28,437	1,015,485
Lumen Technologies, Inc.	83,264	1,044,963
Motorola Solutions, Inc.	15,159	4,118,700
T-Mobile US, Inc. (a)	52,579	6,098,112
Verizon Communications, Inc.	371,333	19,294,463
		76,758,537
		547,580,655
Consumer, Cyclical — 10.2%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	10,880	566,848
American Airlines Group, Inc. (a)	58,397	1,048,810
Delta Air Lines, Inc. (a)	57,535	2,248,468
Southwest Airlines Co. (a)	53,274	2,282,258
United Airlines Holdings, Inc. (a)	29,106	1,274,261
		7,420,645
Apparel — 0.7%
NIKE, Inc. Class B	114,410	19,068,715
PVH Corp.	6,511	694,398
Ralph Lauren Corp.	4,303	511,454
Tapestry, Inc.	25,201	1,023,161
Under Armour, Inc. Class A (a)	17,298	366,545

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Under Armour, Inc. Class C (a)	19,459	$351,040
VF Corp.	29,450	2,156,329
		24,171,642
Auto Manufacturers — 2.7%
Cummins, Inc.	12,768	2,785,212
Ford Motor Co.	350,922	7,288,650
General Motors Co. (a)	130,448	7,648,166
PACCAR, Inc.	31,186	2,752,476
Tesla, Inc. (a)	72,919	77,059,341
		97,533,845
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	24,384	4,022,141
BorgWarner, Inc.	21,439	966,256
		4,988,397
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	19,285	2,923,992
Fastenal Co.	51,917	3,325,803
LKQ Corp.	24,430	1,466,533
Pool Corp.	3,594	2,034,204
W.W. Grainger, Inc.	3,889	2,015,435
		11,765,967
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	19,144	1,790,538
Live Nation Entertainment, Inc. (a)	12,190	1,459,021
Penn National Gaming, Inc. (a)	14,603	757,166
		4,006,725
Home Builders — 0.3%
D.R. Horton, Inc.	29,409	3,189,406
Lennar Corp. Class A	24,537	2,850,218
NVR, Inc. (a)	295	1,743,117
PulteGroup, Inc.	22,528	1,287,700
		9,070,441
Home Furnishing — 0.0%
Whirlpool Corp.	5,553	1,303,067
Housewares — 0.0%
Newell Brands, Inc.	34,574	755,096
Leisure Time — 0.1%
Carnival Corp. (a) (b)	71,666	1,441,920
Norwegian Cruise Line Holdings Ltd. (a) (b)	32,810	680,479
Royal Caribbean Cruises Ltd. (a)	20,083	1,544,383
		3,666,782
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (a)	25,004	3,900,374
Las Vegas Sands Corp. (a)	30,944	1,164,732
Marriott International, Inc. Class A (a)	24,570	4,059,947

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MGM Resorts International	34,730	$1,558,682
Wynn Resorts Ltd. (a)	9,402	799,546
		11,483,281
Retail — 5.3%
Advance Auto Parts, Inc.	5,634	1,351,484
AutoZone, Inc. (a)	1,889	3,960,081
Bath & Body Works, Inc.	23,944	1,671,052
Best Buy Co., Inc.	19,959	2,027,834
CarMax, Inc. (a)	14,619	1,903,832
Chipotle Mexican Grill, Inc. (a)	2,512	4,391,604
Costco Wholesale Corp.	39,567	22,462,186
Darden Restaurants, Inc.	11,783	1,774,991
Dollar General Corp.	20,966	4,944,412
Dollar Tree, Inc. (a)	20,294	2,851,713
Domino's Pizza, Inc.	3,306	1,865,675
The Gap, Inc.	20,168	355,965
Genuine Parts Co.	12,636	1,771,567
The Home Depot, Inc.	94,557	39,242,101
Lowe's Cos., Inc.	61,981	16,020,849
McDonald's Corp.	66,956	17,948,895
O'Reilly Automotive, Inc. (a)	6,070	4,286,816
Ross Stores, Inc.	31,762	3,629,761
Starbucks Corp.	105,735	12,367,823
Target Corp.	43,643	10,100,736
The TJX Cos., Inc.	108,100	8,206,952
Tractor Supply Co.	10,254	2,446,604
Ulta Beauty, Inc. (a)	4,888	2,015,518
Walgreens Boots Alliance, Inc.	64,552	3,367,032
Walmart, Inc.	127,398	18,433,217
Yum! Brands, Inc.	26,132	3,628,690
		193,027,390
Textiles — 0.0%
Mohawk Industries, Inc. (a)	4,913	895,050
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	11,368	1,157,035
		371,245,363
Consumer, Non-cyclical — 19.8%
Agriculture — 0.7%
Altria Group, Inc.	165,072	7,822,762
Archer-Daniels-Midland Co.	50,314	3,400,723
Philip Morris International, Inc.	139,372	13,240,340
		24,463,825
Beverages — 1.4%
Brown-Forman Corp. Class B	16,113	1,173,993
The Coca-Cola Co.	348,312	20,623,554
Constellation Brands, Inc. Class A	14,783	3,710,089
Molson Coors Beverage Co. Class B	16,755	776,594
Monster Beverage Corp. (a)	33,948	3,260,366

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PepsiCo, Inc.	123,874	$21,518,153
		51,062,749
Biotechnology — 1.4%
Amgen, Inc.	50,498	11,360,535
Bio-Rad Laboratories, Inc. Class A (a)	1,923	1,452,961
Biogen, Inc. (a)	13,253	3,179,660
Corteva, Inc.	65,789	3,110,504
Gilead Sciences, Inc.	112,581	8,174,506
Illumina, Inc. (a)	14,002	5,326,921
Incyte Corp. (a)	16,612	1,219,321
Moderna, Inc. (a)	31,610	8,028,308
Regeneron Pharmaceuticals, Inc. (a)	9,463	5,976,073
Vertex Pharmaceuticals, Inc. (a)	22,773	5,000,951
		52,829,740
Commercial Services — 2.1%
Automatic Data Processing, Inc.	37,717	9,300,258
Cintas Corp.	7,855	3,481,100
Equifax, Inc.	10,902	3,191,997
FleetCor Technologies, Inc. (a)	7,349	1,645,000
Gartner, Inc. (a)	7,406	2,475,974
Global Payments, Inc.	26,174	3,538,201
IHS Markit Ltd.	35,882	4,769,436
MarketAxess Holdings, Inc.	3,371	1,386,391
Moody's Corp.	14,437	5,638,804
Nielsen Holdings PLC	32,744	671,579
PayPal Holdings, Inc. (a)	105,330	19,863,131
Quanta Services, Inc.	12,818	1,469,712
Robert Half International, Inc.	10,135	1,130,255
Rollins, Inc.	19,665	672,740
S&P Global, Inc.	21,643	10,213,981
United Rentals, Inc. (a)	6,469	2,149,584
Verisk Analytics, Inc.	14,397	3,293,026
		74,891,169
Cosmetics & Personal Care — 1.4%
Colgate-Palmolive Co.	75,265	6,423,115
The Estee Lauder Cos., Inc. Class A	20,797	7,699,049
The Procter & Gamble Co.	217,051	35,505,203
		49,627,367
Food — 0.9%
Campbell Soup Co.	17,963	780,672
Conagra Brands, Inc.	43,374	1,481,222
General Mills, Inc.	54,619	3,680,228
The Hershey Co.	13,143	2,542,776
Hormel Foods Corp.	24,926	1,216,638
The J.M. Smucker Co.	9,798	1,330,764
Kellogg Co.	22,825	1,470,387
The Kraft Heinz Co.	63,231	2,269,993
The Kroger Co.	61,030	2,762,218
Lamb Weston Holdings, Inc.	12,882	816,461
McCormick & Co., Inc.	22,260	2,150,539
Mondelez International, Inc. Class A	124,682	8,267,664
Sysco Corp.	46,255	3,633,330

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tyson Foods, Inc. Class A	26,569	$2,315,754
		34,718,646
Health Care – Products — 4.1%
Abbott Laboratories	158,624	22,324,742
ABIOMED, Inc. (a)	4,050	1,454,638
Align Technology, Inc. (a)	6,589	4,330,159
Baxter International, Inc.	44,903	3,854,473
Bio-Techne Corp.	3,530	1,826,210
Boston Scientific Corp. (a)	127,697	5,424,569
The Cooper Cos., Inc.	4,377	1,833,700
Danaher Corp.	57,020	18,760,150
Dentsply Sirona, Inc.	19,848	1,107,320
Edwards Lifesciences Corp. (a)	55,899	7,241,715
Henry Schein, Inc. (a)	12,435	964,085
Hologic, Inc. (a)	22,748	1,741,587
IDEXX Laboratories, Inc. (a)	7,582	4,992,444
Intuitive Surgical, Inc. (a)	31,982	11,491,133
Medtronic PLC	120,755	12,492,105
PerkinElmer, Inc.	11,360	2,284,042
ResMed, Inc.	13,035	3,395,357
Steris PLC	9,012	2,193,611
Stryker Corp.	30,131	8,057,632
Teleflex, Inc.	4,168	1,369,105
Thermo Fisher Scientific, Inc.	35,333	23,575,591
Waters Corp. (a)	5,430	2,023,218
West Pharmaceutical Services, Inc.	6,601	3,095,935
Zimmer Biomet Holdings, Inc.	18,689	2,374,251
		148,207,772
Health Care – Services — 2.3%
Anthem, Inc.	21,795	10,102,854
Catalent, Inc. (a)	15,417	1,973,839
Centene Corp. (a)	52,151	4,297,242
Charles River Laboratories International, Inc. (a)	4,475	1,686,091
DaVita, Inc. (a)	5,909	672,208
HCA Healthcare, Inc.	21,461	5,513,760
Humana, Inc.	11,507	5,337,637
IQVIA Holdings, Inc. (a)	17,207	4,854,783
Laboratory Corp. of America Holdings (a)	8,651	2,718,231
Quest Diagnostics, Inc.	10,930	1,890,999
UnitedHealth Group, Inc.	84,493	42,427,315
Universal Health Services, Inc. Class B	6,618	858,090
		82,333,049
Household Products & Wares — 0.3%
Avery Dennison Corp.	7,345	1,590,707
Church & Dwight Co., Inc.	21,907	2,245,467
The Clorox Co.	11,097	1,934,873
Kimberly-Clark Corp.	30,008	4,288,743
		10,059,790
Pharmaceuticals — 5.2%
AbbVie, Inc.	158,411	21,448,849
AmerisourceBergen Corp.	13,375	1,777,404
Becton Dickinson and Co.	25,789	6,485,418

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bristol-Myers Squibb Co.	198,745	$12,391,751
Cardinal Health, Inc.	25,327	1,304,087
Cigna Corp.	29,620	6,801,640
CVS Health Corp.	118,224	12,195,988
DexCom, Inc. (a)	8,725	4,684,889
Eli Lilly & Co.	71,153	19,653,882
Johnson & Johnson	236,087	40,387,403
McKesson Corp.	13,764	3,421,317
Merck & Co., Inc.	226,425	17,353,212
Organon & Co.	23,583	718,102
Pfizer, Inc.	503,114	29,708,882
Viatris, Inc.	109,755	1,484,985
Zoetis, Inc.	42,490	10,368,835
		190,186,644
		718,380,751
Energy — 2.8%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	12,108	2,215,038
SolarEdge Technologies, Inc. (a)	4,737	1,329,060
		3,544,098
Oil & Gas — 2.3%
APA Corp.	32,848	883,283
Chevron Corp.	172,614	20,256,253
ConocoPhillips	118,493	8,552,825
Coterra Energy, Inc.	73,431	1,395,189
Devon Energy Corp.	55,877	2,461,382
Diamondback Energy, Inc.	15,147	1,633,604
EOG Resources, Inc.	52,409	4,655,491
Exxon Mobil Corp.	379,361	23,213,099
Hess Corp.	24,957	1,847,567
Marathon Oil Corp.	70,516	1,157,873
Marathon Petroleum Corp.	54,796	3,506,396
Occidental Petroleum Corp.	79,533	2,305,662
Phillips 66	39,383	2,853,692
Pioneer Natural Resources Co.	20,470	3,723,083
Valero Energy Corp.	36,728	2,758,640
		81,204,039
Oil & Gas Services — 0.2%
Baker Hughes Co.	78,609	1,891,333
Halliburton Co.	80,335	1,837,261
Schlumberger NV	125,055	3,745,397
		7,473,991
Pipelines — 0.2%
Kinder Morgan, Inc.	175,950	2,790,567
ONEOK, Inc.	40,241	2,364,561
The Williams Cos., Inc.	107,962	2,811,331
		7,966,459
		100,188,587

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 14.5%
Banks — 4.9%
Bank of America Corp.	645,523	$28,719,318
The Bank of New York Mellon Corp.	68,493	3,978,073
Citigroup, Inc.	177,780	10,736,134
Citizens Financial Group, Inc.	37,674	1,780,097
Comerica, Inc.	11,677	1,015,899
Fifth Third Bancorp	61,542	2,680,154
First Republic Bank	16,168	3,338,854
The Goldman Sachs Group, Inc.	30,369	11,617,661
Huntington Bancshares, Inc.	130,015	2,004,831
JP Morgan Chase & Co.	265,061	41,972,409
KeyCorp.	83,192	1,924,231
M&T Bank Corp.	11,372	1,746,512
Morgan Stanley	128,493	12,612,873
Northern Trust Corp.	18,828	2,252,017
The PNC Financial Services Group, Inc.	37,922	7,604,120
Regions Financial Corp.	85,757	1,869,503
Signature Bank	5,466	1,768,087
State Street Corp.	32,835	3,053,655
SVB Financial Group (a)	5,293	3,589,924
Truist Financial Corp.	119,248	6,981,970
US Bancorp	120,636	6,776,124
Wells Fargo & Co.	357,369	17,146,565
Zions Bancorp NA	13,880	876,661
		176,045,672
Diversified Financial Services — 3.6%
American Express Co.	56,219	9,197,428
Ameriprise Financial, Inc.	10,002	3,017,203
BlackRock, Inc.	12,799	11,718,253
Capital One Financial Corp.	38,004	5,514,000
Cboe Global Markets, Inc.	9,697	1,264,489
The Charles Schwab Corp.	134,694	11,327,765
CME Group, Inc.	32,205	7,357,554
Discover Financial Services	26,456	3,057,255
Franklin Resources, Inc.	24,983	836,681
Intercontinental Exchange, Inc.	50,601	6,920,699
Invesco Ltd.	29,998	690,554
Mastercard, Inc. Class A	77,778	27,947,191
Nasdaq, Inc.	10,373	2,178,434
Raymond James Financial, Inc.	16,734	1,680,094
Synchrony Financial	49,387	2,291,063
T. Rowe Price Group, Inc.	20,246	3,981,173
Visa, Inc. Class A	150,388	32,590,584
		131,570,420
Insurance — 3.2%
Aflac, Inc.	54,657	3,191,422
The Allstate Corp.	25,854	3,041,723
American International Group, Inc.	74,029	4,209,289
Aon PLC Class A	19,747	5,935,158
Arthur J Gallagher & Co.	18,514	3,141,270
Assurant, Inc.	5,117	797,536
Berkshire Hathaway, Inc. Class B (a)	164,279	49,119,421
Brown & Brown, Inc.	21,156	1,486,844

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Chubb Ltd.	38,579	$7,457,707
Cincinnati Financial Corp.	13,531	1,541,587
Everest Re Group Ltd.	3,546	971,320
Globe Life, Inc.	8,284	776,376
The Hartford Financial Services Group, Inc.	30,727	2,121,392
Lincoln National Corp.	15,366	1,048,883
Loews Corp.	18,217	1,052,214
Marsh & McLennan Cos., Inc.	45,237	7,863,095
MetLife, Inc.	63,956	3,996,610
Principal Financial Group, Inc.	21,750	1,573,178
The Progressive Corp.	52,571	5,396,413
Prudential Financial, Inc.	33,795	3,657,971
The Travelers Cos., Inc.	21,918	3,428,633
W.R. Berkley Corp.	12,355	1,017,928
Willis Towers Watson PLC	11,248	2,671,288
		115,497,258
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	29,912	3,245,751
Real Estate Investment Trusts (REITS) — 2.7%
Alexandria Real Estate Equities, Inc.	12,558	2,799,932
American Tower Corp.	40,855	11,950,087
AvalonBay Communities, Inc.	12,536	3,166,468
Boston Properties, Inc.	12,620	1,453,572
Crown Castle International Corp.	38,774	8,093,685
Digital Realty Trust, Inc.	25,433	4,498,335
Duke Realty Corp.	34,288	2,250,664
Equinix, Inc.	8,076	6,831,004
Equity Residential	30,595	2,768,847
Essex Property Trust, Inc.	5,787	2,038,355
Extra Space Storage, Inc.	11,890	2,695,820
Federal Realty Investment Trust	6,401	872,584
Healthpeak Properties, Inc.	47,954	1,730,660
Host Hotels & Resorts, Inc. (a)	64,014	1,113,203
Iron Mountain, Inc. (b)	26,160	1,368,953
Kimco Realty Corp.	55,902	1,377,984
Mid-America Apartment Communities, Inc.	10,345	2,373,557
Prologis, Inc.	66,221	11,148,968
Public Storage	13,717	5,137,839
Realty Income Corp.	50,571	3,620,378
Regency Centers Corp.	14,049	1,058,592
SBA Communications Corp.	9,733	3,786,332
Simon Property Group, Inc.	29,422	4,700,753
UDR, Inc.	26,316	1,578,697
Ventas, Inc.	35,460	1,812,715
Vornado Realty Trust	13,707	573,775
Welltower, Inc.	38,886	3,335,252
Weyerhaeuser Co.	67,398	2,775,450
		96,912,461
Savings & Loans — 0.0%
People's United Financial, Inc.	39,240	699,257
		523,970,819

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 7.5%
Aerospace & Defense — 1.3%
The Boeing Co. (a)	49,639	$9,993,324
General Dynamics Corp.	20,656	4,306,156
Howmet Aerospace, Inc.	33,679	1,072,003
L3 Harris Technologies, Inc.	17,499	3,731,487
Lockheed Martin Corp.	22,048	7,836,080
Northrop Grumman Corp.	13,334	5,161,191
Raytheon Technologies Corp.	134,451	11,570,853
Teledyne Technologies, Inc. (a)	4,210	1,839,307
TransDigm Group, Inc. (a)	4,726	3,007,059
		48,517,460
Building Materials — 0.5%
Carrier Global Corp.	77,640	4,211,193
Fortune Brands Home & Security, Inc.	11,929	1,275,210
Johnson Controls International PLC	63,788	5,186,602
Martin Marietta Materials, Inc.	5,642	2,485,414
Masco Corp.	21,712	1,524,617
Vulcan Materials Co.	11,993	2,489,507
		17,172,543
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	20,708	3,044,904
Emerson Electric Co.	53,646	4,987,469
Generac Holdings, Inc. (a)	5,632	1,982,013
		10,014,386
Electronics — 1.1%
Agilent Technologies, Inc.	27,099	4,326,355
Allegion PLC	7,979	1,056,739
Amphenol Corp. Class A	53,688	4,695,552
Fortive Corp.	31,989	2,440,441
Garmin Ltd.	13,499	1,838,159
Honeywell International, Inc.	61,723	12,869,863
Keysight Technologies, Inc. (a)	16,458	3,398,742
Mettler-Toledo International, Inc. (a)	2,067	3,508,133
TE Connectivity Ltd.	29,316	4,729,843
Trimble, Inc. (a)	22,305	1,944,773
		40,808,600
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	11,545	1,607,410
Environmental Controls — 0.3%
Pentair PLC	14,540	1,061,856
Republic Services, Inc.	18,754	2,615,245
Waste Management, Inc.	34,491	5,756,548
		9,433,649
Hand & Machine Tools — 0.1%
Snap-on, Inc.	4,700	1,012,286

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stanley Black & Decker, Inc.	14,685	$2,769,885
		3,782,171
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	48,432	10,012,832
Machinery – Diversified — 0.7%
Deere & Co.	25,253	8,659,001
Dover Corp.	12,958	2,353,173
IDEX Corp.	6,759	1,597,287
Ingersoll Rand, Inc.	36,617	2,265,494
Otis Worldwide Corp.	38,182	3,324,507
Rockwell Automation, Inc.	10,449	3,645,134
Westinghouse Air Brake Technologies Corp.	16,803	1,547,724
Xylem, Inc.	16,023	1,921,478
		25,313,798
Miscellaneous - Manufacturing — 1.1%
3M Co.	51,634	9,171,747
A.O. Smith Corp.	12,220	1,049,087
Eaton Corp. PLC	35,588	6,150,318
General Electric Co.	98,386	9,294,526
Illinois Tool Works, Inc.	25,684	6,338,811
Parker-Hannifin Corp.	11,495	3,656,789
Textron, Inc.	19,569	1,510,727
Trane Technologies PLC	21,288	4,300,815
		41,472,820
Packaging & Containers — 0.2%
Amcor PLC	138,745	1,666,327
Ball Corp.	29,099	2,801,361
Packaging Corp. of America	8,475	1,153,871
Sealed Air Corp.	13,179	889,187
WestRock Co.	24,013	1,065,217
		7,575,963
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,554	663,674
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	11,732	1,262,715
CSX Corp.	198,547	7,465,367
Expeditors International of Washington, Inc.	15,242	2,046,848
FedEx Corp.	21,888	5,661,113
J.B. Hunt Transport Services, Inc.	7,566	1,546,491
Norfolk Southern Corp.	21,782	6,484,719
Old Dominion Freight Line, Inc.	8,392	3,007,525
Union Pacific Corp.	57,641	14,521,497
United Parcel Service, Inc. Class B	65,374	14,012,263
		56,008,538
		272,383,844

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 25.4%
Computers — 8.5%
Accenture PLC Class A	56,600	$23,463,530
Apple, Inc.	1,397,281	248,115,187
Cognizant Technology Solutions Corp. Class A	47,105	4,179,156
DXC Technology Co. (a)	22,535	725,402
EPAM Systems, Inc. (a)	5,076	3,393,052
Fortinet, Inc. (a)	12,221	4,392,227
Hewlett Packard Enterprise Co.	118,059	1,861,790
HP, Inc.	103,973	3,916,663
International Business Machines Corp.	80,378	10,743,324
Leidos Holdings, Inc.	12,609	1,120,940
NetApp, Inc.	20,244	1,862,246
Seagate Technology Holdings PLC	18,476	2,087,418
Western Digital Corp. (a)	28,101	1,832,466
		307,693,401
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	4,757	2,831,366
Semiconductors — 6.3%
Advanced Micro Devices, Inc. (a)	108,227	15,573,865
Analog Devices, Inc.	48,253	8,481,430
Applied Materials, Inc.	80,903	12,730,896
Broadcom, Inc.	36,904	24,556,291
Intel Corp.	364,654	18,779,681
IPG Photonics Corp. (a)	3,140	540,520
KLA Corp.	13,571	5,837,023
Lam Research Corp.	12,616	9,072,796
Microchip Technology, Inc.	49,659	4,323,312
Micron Technology, Inc.	100,434	9,355,427
Monolithic Power Systems, Inc.	3,912	1,929,907
NVIDIA Corp.	224,113	65,913,874
NXP Semiconductor NV	23,797	5,420,481
Qorvo, Inc. (a)	9,795	1,531,840
QUALCOMM, Inc.	100,411	18,362,160
Skyworks Solutions, Inc.	14,855	2,304,605
Teradyne, Inc.	14,677	2,400,130
Texas Instruments, Inc.	82,826	15,610,216
Xilinx, Inc.	22,169	4,700,493
		227,424,947
Software — 10.5%
Activision Blizzard, Inc.	69,811	4,644,526
Adobe, Inc. (a)	42,648	24,183,975
Akamai Technologies, Inc. (a)	14,776	1,729,383
ANSYS, Inc. (a)	7,842	3,145,583
Autodesk, Inc. (a)	19,762	5,556,877
Broadridge Financial Solutions, Inc.	10,549	1,928,568
Cadence Design Systems, Inc. (a)	24,943	4,648,128
Ceridian HCM Holding, Inc. (a)	12,232	1,277,755
Cerner Corp.	26,361	2,448,146
Citrix Systems, Inc.	11,380	1,076,434
Electronic Arts, Inc.	25,445	3,356,195
Fidelity National Information Services, Inc.	54,485	5,947,038
Fiserv, Inc. (a)	53,190	5,520,590

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intuit, Inc.	25,361	$16,312,702
Jack Henry & Associates, Inc.	6,704	1,119,501
Microsoft Corp.	673,161	226,397,507
MSCI, Inc.	7,385	4,524,716
Oracle Corp.	144,555	12,606,642
Paychex, Inc.	28,603	3,904,309
Paycom Software, Inc. (a)	4,315	1,791,545
PTC, Inc. (a)	9,305	1,127,301
Roper Technologies, Inc.	9,497	4,671,194
salesforce.com, Inc. (a)	87,764	22,303,465
ServiceNow, Inc. (a)	17,805	11,557,404
Synopsys, Inc. (a)	13,620	5,018,970
Take-Two Interactive Software, Inc. (a)	10,272	1,825,540
Tyler Technologies, Inc. (a)	3,687	1,983,422
		380,607,416
		918,557,130
Utilities — 2.5%
Electric — 2.3%
AES Corp.	60,471	1,469,445
Alliant Energy Corp.	22,596	1,388,976
Ameren Corp.	22,972	2,044,738
American Electric Power Co., Inc.	45,157	4,017,618
CenterPoint Energy, Inc.	56,558	1,578,534
CMS Energy Corp.	25,762	1,675,818
Consolidated Edison, Inc.	31,475	2,685,447
Dominion Energy, Inc.	72,851	5,723,174
DTE Energy Co.	17,400	2,079,996
Duke Energy Corp.	69,007	7,238,834
Edison International	34,004	2,320,773
Entergy Corp.	17,919	2,018,575
Evergy, Inc.	20,337	1,395,322
Eversource Energy	30,907	2,811,919
Exelon Corp.	88,004	5,083,111
FirstEnergy Corp.	48,635	2,022,730
NextEra Energy, Inc.	176,131	16,443,590
NRG Energy, Inc.	22,370	963,700
Pinnacle West Capital Corp.	10,000	705,900
PPL Corp.	66,913	2,011,405
Public Service Enterprise Group, Inc.	45,712	3,050,362
Sempra Energy	28,555	3,777,255
The Southern Co.	95,291	6,535,057
WEC Energy Group, Inc.	28,239	2,741,160
Xcel Energy, Inc.	48,119	3,257,656
		85,041,095
Gas — 0.1%
Atmos Energy Corp.	12,032	1,260,593
NiSource, Inc.	34,851	962,236
		2,222,829
Water — 0.1%
American Water Works Co., Inc.	16,206	3,060,665

MM S&P 500 Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$90,324,589
TOTAL COMMON STOCK (Cost $1,638,131,318)		3,618,204,944
TOTAL EQUITIES (Cost $1,638,131,318)		3,618,204,944
TOTAL LONG-TERM INVESTMENTS (Cost $1,638,131,318)		3,618,204,944

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%

Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (c)	$16,855,370	16,855,370
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
0.038% 1/27/22 (d) (e)	7,365,000	7,364,865

TOTAL SHORT-TERM INVESTMENTS (Cost $24,220,170)		24,220,235

TOTAL INVESTMENTS — 100.6% (Cost $1,662,351,488) (f)		3,642,425,179

Other Assets/(Liabilities) — (0.6)%		(20,276,046)

NET ASSETS — 100.0%		$3,622,149,133

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $2,171,068 or 0.06% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,231,960 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $16,855,370. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $17,192,499.
(d)	All or a portion of this security is pledged/held as collateral for open derivatives.
(e)	The rate shown represents yield-to-maturity.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	3/18/22	108	$25,437,994	$257,906

MassMutual Equity Opportunities Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.6%

COMMON STOCK — 99.9%
Basic Materials — 7.1%
Chemicals — 6.6%
CF Industries Holdings, Inc.	58,000	$4,105,240
Ecolab, Inc.	101,259	23,754,349
International Flavors & Fragrances, Inc.	26,600	4,007,290
Linde PLC	57,471	19,909,678
		51,776,557
Forest Products & Paper — 0.5%
International Paper Co.	81,200	3,814,776
		55,591,333
Communications — 1.1%
Media — 1.1%
Comcast Corp. Class A	111,400	5,606,762
The Walt Disney Co. (a)	20,950	3,244,945
		8,851,707
Consumer, Cyclical — 11.2%
Apparel — 3.1%
NIKE, Inc. Class B	148,631	24,772,329
Lodging — 0.3%
Las Vegas Sands Corp. (a)	62,100	2,337,444
Retail — 7.8%
McDonald's Corp.	104,752	28,080,869
The TJX Cos., Inc.	435,458	33,059,971
		61,140,840
		88,250,613
Consumer, Non-cyclical — 36.2%
Agriculture — 0.4%
Philip Morris International, Inc.	30,800	2,926,000
Beverages — 8.3%
The Coca-Cola Co.	363,651	21,531,776
Diageo PLC	272,371	14,847,737
PepsiCo, Inc.	167,009	29,011,133
		65,390,646

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cosmetics & Personal Care — 7.1%
Colgate-Palmolive Co.	364,837	$31,135,190
The Procter & Gamble Co.	152,988	25,025,777
		56,160,967
Food — 1.0%
Conagra Brands, Inc.	62,500	2,134,375
Tyson Foods, Inc. Class A	71,500	6,231,940
		8,366,315
Health Care – Products — 7.2%
Baxter International, Inc.	183,077	15,715,330
Danaher Corp.	25,563	8,410,482
Medtronic PLC	234,803	24,290,370
Stryker Corp.	30,154	8,063,783
		56,479,965
Health Care – Services — 5.3%
Anthem, Inc.	25,627	11,879,140
UnitedHealth Group, Inc.	59,216	29,734,722
		41,613,862
Household Products & Wares — 0.6%
Kimberly-Clark Corp.	35,500	5,073,660
Pharmaceuticals — 6.3%
AbbVie, Inc.	43,200	5,849,280
Becton Dickinson and Co.	25,650	6,450,462
CVS Health Corp.	43,950	4,533,882
Johnson & Johnson	167,992	28,738,392
Sanofi Sponsored ADR	80,400	4,028,040
		49,600,056
		285,611,471
Energy — 1.6%
Oil & Gas — 1.6%
EOG Resources, Inc.	25,550	2,269,607
TotalEnergies SE	155,200	7,882,726
TotalEnergies SE Sponsored ADR	50,000	2,473,000
		12,625,333
		12,625,333
Financial — 21.7%
Banks — 3.7%
Fifth Third Bancorp	138,700	6,040,385
The Goldman Sachs Group, Inc.	9,750	3,729,862
Huntington Bancshares, Inc.	218,000	3,361,560
State Street Corp.	30,000	2,790,000
Wells Fargo & Co.	271,800	13,040,964
		28,962,771

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 6.4%
American Express Co.	127,996	$20,940,146
Visa, Inc. Class A	137,012	29,691,870
		50,632,016
Insurance — 9.6%
American International Group, Inc.	135,300	7,693,158
Chubb Ltd.	168,081	32,491,738
Loews Corp.	69,600	4,020,096
Marsh & McLennan Cos., Inc.	156,852	27,264,015
MetLife, Inc.	67,200	4,199,328
		75,668,335
Real Estate Investment Trusts (REITS) — 2.0%
American Tower Corp.	26,697	7,808,873
Equity Residential	47,550	4,303,275
Weyerhaeuser Co.	78,800	3,244,984
		15,357,132
		170,620,254
Industrial — 12.2%
Aerospace & Defense — 6.6%
The Boeing Co. (a)	12,400	2,496,368
L3 Harris Technologies, Inc.	25,200	5,373,648
Lockheed Martin Corp.	52,635	18,707,006
Northrop Grumman Corp.	65,732	25,442,885
		52,019,907
Electronics — 0.7%
Honeywell International, Inc.	25,214	5,257,371
Miscellaneous - Manufacturing — 1.1%
General Electric Co.	92,950	8,780,986
Transportation — 3.8%
Union Pacific Corp.	85,497	21,539,259
United Parcel Service, Inc. Class B	40,000	8,573,600
		30,112,859
		96,171,123
Technology — 6.6%
Computers — 1.7%
Accenture PLC Class A	32,703	13,557,029
Semiconductors — 1.3%
QUALCOMM, Inc.	53,450	9,774,401
Software — 3.6%
Citrix Systems, Inc.	19,950	1,887,070

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	79,058	$26,588,787
		28,475,857
		51,807,287
Utilities — 2.2%
Electric — 2.0%
Sempra Energy	54,350	7,189,418
The Southern Co.	126,100	8,647,938
		15,837,356
Gas — 0.2%
NiSource, Inc.	63,400	1,750,474
		17,587,830

TOTAL COMMON STOCK (Cost $580,914,450)		787,116,951

PREFERRED STOCK — 0.7%
Consumer, Cyclical — 0.3%
Auto Manufacturers — 0.3%
Volkswagen AG 2.560%	13,450	2,718,103
Consumer, Non-cyclical — 0.1%
Pharmaceuticals — 0.1%
Becton Dickinson and Co. Convertible 6.000% (b)	14,700	775,425
Utilities — 0.3%
Electric — 0.2%
The Southern Co. Convertible 6.750%	23,100	1,241,625
Gas — 0.1%
NiSource, Inc. 7.750%	8,204	918,766
		2,160,391

TOTAL PREFERRED STOCK (Cost $5,893,466)		5,653,919

TOTAL EQUITIES (Cost $586,807,916)		792,770,870

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	783,810	783,810

TOTAL MUTUAL FUNDS (Cost $783,810)		783,810

TOTAL LONG-TERM INVESTMENTS (Cost $587,591,726)		793,554,680

SHORT-TERM INVESTMENTS — 2.3%

MassMutual Equity Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	156	$156

	Principal Amount
Repurchase Agreement — 2.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (d)	$17,702,521	17,702,521

TOTAL SHORT-TERM INVESTMENTS (Cost $17,702,677)		17,702,677

TOTAL INVESTMENTS — 103.0% (Cost $605,294,403) (e)		811,257,357

Other Assets/(Liabilities) — (3.0)%		(23,409,085)

NET ASSETS — 100.0%		$787,848,272

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $767,681 or 0.10% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,495 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $17,702,521. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $18,056,682.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Fundamental Growth Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 0.7%
Chemicals — 0.7%
Celanese Corp.	2,130	$357,968
Communications — 11.5%
Internet — 9.8%
CDW Corp.	5,238	1,072,638
Etsy, Inc. (a)	3,391	742,426
Expedia Group, Inc. (a)	1,800	325,296
Match Group, Inc. (a)	6,605	873,511
Palo Alto Networks, Inc. (a)	2,548	1,418,624
Zendesk, Inc. (a)	5,300	552,737
		4,985,232
Telecommunications — 1.7%
Juniper Networks, Inc.	8,540	304,963
Nice Ltd. Sponsored ADR (a) (b)	1,760	534,336
		839,299
		5,824,531
Consumer, Cyclical — 12.8%
Apparel — 1.0%
Tapestry, Inc.	11,980	486,388
Distribution & Wholesale — 1.9%
Copart, Inc. (a)	3,540	536,735
WESCO International, Inc. (a)	3,380	444,774
		981,509
Entertainment — 1.8%
Live Nation Entertainment, Inc. (a)	4,740	567,331
Vail Resorts, Inc.	1,130	370,527
		937,858
Lodging — 1.8%
Hilton Worldwide Holdings, Inc. (a)	5,717	891,795
Retail — 6.3%
Freshpet, Inc. (a)	5,078	483,781
Lululemon Athletica, Inc. (a)	2,050	802,472
Ross Stores, Inc.	2,230	254,844
Ulta Beauty, Inc. (a)	1,290	531,919
Williams-Sonoma, Inc. (b)	2,200	372,086

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wingstop, Inc.	4,372	$755,482
		3,200,584
		6,498,134
Consumer, Non-cyclical — 31.0%
Biotechnology — 5.2%
Ascendis Pharma A/S ADR (a)	3,300	443,949
Horizon Therapeutics PLC (a)	4,340	467,678
Rocket Pharmaceuticals, Inc. (a)	4,530	98,890
Seagen, Inc. (a)	10,566	1,633,504
		2,644,021
Commercial Services — 11.4%
Chegg, Inc. (a)	17,801	546,491
Gartner, Inc. (a)	3,129	1,046,087
Global Payments, Inc.	3,750	506,925
MarketAxess Holdings, Inc.	2,127	874,771
Shift4 Payments, Inc. Class A (a)	13,724	795,031
TransUnion	16,879	2,001,512
		5,770,817
Health Care – Products — 7.9%
ABIOMED, Inc. (a)	1,174	421,666
Align Technology, Inc. (a)	1,260	828,047
Avantor, Inc. (a)	8,890	374,625
The Cooper Cos., Inc.	915	383,330
IDEXX Laboratories, Inc. (a)	893	588,005
Insulet Corp. (a)	1,250	332,587
Omnicell, Inc. (a)	6,074	1,095,992
		4,024,252
Health Care – Services — 5.7%
ICON PLC (a)	7,699	2,384,380
Quest Diagnostics, Inc.	2,740	474,048
		2,858,428
Pharmaceuticals — 0.8%
DexCom, Inc. (a)	740	397,343
		15,694,861
Energy — 0.9%
Oil & Gas — 0.9%
Devon Energy Corp.	10,860	478,383
Financial — 5.9%
Diversified Financial Services — 3.2%
Hamilton Lane, Inc. Class A	7,622	789,792
LPL Financial Holdings, Inc.	3,180	509,086
Tradeweb Markets, Inc. Class A	3,410	341,477
		1,640,355

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 1.3%
Arthur J Gallagher & Co.	3,910	$663,410
Real Estate Investment Trusts (REITS) — 1.4%
Douglas Emmett, Inc.	7,270	243,545
Essex Property Trust, Inc.	1,320	464,943
		708,488
		3,012,253
Industrial — 10.2%
Aerospace & Defense — 4.0%
BWX Technologies, Inc.	12,179	583,131
Hexcel Corp. (a)	11,349	587,878
Teledyne Technologies, Inc. (a)	855	373,541
TransDigm Group, Inc. (a)	779	495,662
		2,040,212
Building Materials — 1.9%
Fortune Brands Home & Security, Inc.	9,040	966,376
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	2,880	423,475
Environmental Controls — 0.7%
Waste Connections, Inc.	2,720	370,654
Machinery – Diversified — 1.9%
IDEX Corp.	1,600	378,112
Rockwell Automation, Inc.	1,655	577,347
		955,459
Miscellaneous - Manufacturing — 0.8%
Trane Technologies PLC	2,020	408,101
		5,164,277
Technology — 26.1%
Computers — 5.1%
Cognizant Technology Solutions Corp. Class A	4,780	424,082
Fortinet, Inc. (a)	2,430	873,342
NetApp, Inc.	4,070	374,399
Varonis Systems, Inc. (a)	18,380	896,577
		2,568,400
Semiconductors — 7.4%
KLA Corp.	1,992	856,779
Microchip Technology, Inc.	6,120	532,807
ON Semiconductor Corp. (a)	4,900	332,808
Skyworks Solutions, Inc.	3,027	469,609
Synaptics, Inc. (a)	2,364	684,402
Teradyne, Inc.	2,480	405,554
Xilinx, Inc.	2,270	481,308
		3,763,267

MassMutual Fundamental Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 13.6%
Avalara, Inc. (a)	7,614	$983,043
Ceridian HCM Holding, Inc. (a)	9,187	959,674
Digital Turbine, Inc. (a) (b)	7,522	458,767
Guidewire Software, Inc. (a)	4,107	466,268
HubSpot, Inc. (a)	754	496,999
Lightspeed Commerce, Inc. (a)	5,650	228,429
MongoDB, Inc. (a)	500	264,675
MSCI, Inc.	755	462,581
Nutanix, Inc. Class A (a)	11,560	368,302
Splunk, Inc. (a)	2,850	329,802
Twilio, Inc. Class A (a)	1,435	377,893
ZoomInfo Technologies, Inc. Class A (a)	23,110	1,483,662
		6,880,095
		13,211,762

TOTAL COMMON STOCK (Cost $43,433,546)		50,242,169

TOTAL EQUITIES (Cost $43,433,546)		50,242,169

TOTAL LONG-TERM INVESTMENTS (Cost $43,433,546)		50,242,169

	Principal Amount
SHORT-TERM INVESTMENTS — 1.0%
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (c)	$531,270	531,270

TOTAL SHORT-TERM INVESTMENTS (Cost $531,270)		531,270

TOTAL INVESTMENTS — 100.1% (Cost $43,964,816) (d)		50,773,439

Other Assets/(Liabilities) — (0.1)%		(61,376)

NET ASSETS — 100.0%		$50,712,063

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $1,349,308 or 2.66% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,383,909 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $531,270. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $541,923.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Blue Chip Growth Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.0%
Basic Materials — 0.2%
Chemicals — 0.2%
Linde PLC	19,246	$6,667,392
The Sherwin-Williams Co.	4,427	1,559,012
		8,226,404
Communications — 33.3%
Internet — 29.7%
Alibaba Group Holding Ltd. Sponsored ADR (a)	193,981	23,043,003
Alphabet, Inc. Class A (a)	43,329	125,525,846
Alphabet, Inc. Class C (a)	94,051	272,145,033
Amazon.com, Inc. (a)	111,703	372,455,781
Booking Holdings, Inc. (a)	4,955	11,888,185
Delivery Hero SE (a) (b)	28,090	3,136,169
DoorDash, Inc., Class A (a)	101,819	15,160,849
Meta Platforms, Inc. Class A (a)	846,500	284,720,275
Netflix, Inc. (a)	74,378	44,808,283
Opendoor Technologies, Inc. (a)	218,590	3,193,600
Pinterest, Inc. Class A (a)	253,590	9,217,997
Roku, Inc. (a)	9,706	2,214,909
Sea Ltd. ADR (a)	175,765	39,320,388
Shopify, Inc. Class A (a)	11,590	15,963,950
Snap, Inc. Class A (a)	655,509	30,828,588
Spotify Technology SA (a)	31,705	7,419,921
Tencent Holdings Ltd.	213,700	12,536,332
		1,273,579,109
Media — 2.6%
FactSet Research Systems, Inc.	71,240	34,623,352
The Walt Disney Co. (a)	504,049	78,072,150
		112,695,502
Telecommunications — 1.0%
Cisco Systems, Inc.	596,520	37,801,472
T-Mobile US, Inc. (a)	39,706	4,605,102
		42,406,574
		1,428,681,185
Consumer, Cyclical — 7.2%
Apparel — 0.5%
NIKE, Inc. Class B	121,169	20,195,237

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 2.1%
Rivian Automotive, Inc. Class A (a)	97,857	$10,146,793
Rivian Automotive, Inc., Lockup Shares (Acquired 1/19/21-11/18/21, Cost $12,901,166) (a) (c) (d)	265,643	26,167,297
Tesla, Inc. (a)	51,808	54,749,658
		91,063,748
Distribution & Wholesale — 0.2%
Copart, Inc. (a)	43,129	6,539,219
Retail — 4.4%
Carvana Co. (a)	102,789	23,825,462
Chipotle Mexican Grill, Inc. (a)	9,938	17,374,109
Dollar General Corp.	69,809	16,463,056
Lululemon Athletica, Inc. (a)	46,807	18,322,600
Ross Stores, Inc.	157,112	17,954,759
Starbucks Corp.	455,542	53,284,748
The TJX Cos., Inc.	57,254	4,346,724
Yum China Holdings, Inc.	240,506	11,986,819
Yum! Brands, Inc.	188,972	26,240,652
		189,798,929
		307,597,133
Consumer, Non-cyclical — 16.6%
Beverages — 1.4%
Monster Beverage Corp. (a)	628,115	60,324,164
Biotechnology — 3.4%
Illumina, Inc. (a)	120,321	45,774,921
Regeneron Pharmaceuticals, Inc. (a)	80,165	50,625,801
Vertex Pharmaceuticals, Inc. (a)	231,393	50,813,903
		147,214,625
Commercial Services — 2.1%
Affirm Holdings, Inc. (a)	71,534	7,193,459
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $3,358,253) (a) (c) (d) (e)	881,113	3,226,548
Automatic Data Processing, Inc.	64,494	15,902,930
Block, Inc. (a)	87,013	14,053,470
Cintas Corp.	6,206	2,750,313
CoStar Group, Inc. (a)	2,297	181,532
Equifax, Inc.	11,073	3,242,064
PayPal Holdings, Inc. (a)	126,892	23,929,293
S&P Global, Inc.	35,488	16,747,852
Toast, Inc., Class A (a)	9,938	344,948
TransUnion	35,125	4,165,122
		91,737,531
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.	281,300	24,006,142
Health Care – Products — 3.3%
Align Technology, Inc. (a)	6,452	4,240,125
Danaher Corp.	87,644	28,835,752

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intuitive Surgical, Inc. (a)	192,015	$68,990,989
Stryker Corp.	63,209	16,903,351
Teleflex, Inc.	16,764	5,506,639
Thermo Fisher Scientific, Inc.	23,048	15,378,548
		139,855,404
Health Care – Services — 1.8%
HCA Healthcare, Inc.	79,075	20,315,949
Humana, Inc.	18,425	8,546,621
UnitedHealth Group, Inc.	93,710	47,055,539
		75,918,109
Pharmaceuticals — 4.0%
AstraZeneca PLC Sponsored ADR	90,154	5,251,471
Eli Lilly & Co.	100,050	27,635,811
Novartis AG Sponsored ADR	594,077	51,963,915
Novo Nordisk A/S Sponsored ADR	192,537	21,564,144
Roche Holding AG Sponsored ADR	966,455	49,956,059
Zoetis, Inc.	65,703	16,033,503
		172,404,903
		711,460,878
Energy — 0.6%
Oil & Gas Services — 0.6%
Schlumberger NV	889,126	26,629,324
Financial — 6.3%
Banks — 0.6%
The Goldman Sachs Group, Inc.	61,967	23,705,476
Diversified Financial Services — 5.4%
The Charles Schwab Corp.	134,954	11,349,631
Mastercard, Inc. Class A	124,496	44,733,903
SEI Investments Co.	405,254	24,696,179
Visa, Inc. Class A	701,788	152,084,477
		232,864,190
Insurance — 0.3%
Chubb Ltd.	34,015	6,575,440
Marsh & McLennan Cos., Inc.	25,592	4,448,401
		11,023,841
		267,593,507
Industrial — 4.4%
Aerospace & Defense — 2.0%
The Boeing Co. (a)	431,624	86,894,544
Electronics — 0.1%
TE Connectivity Ltd.	27,458	4,430,074
Machinery – Diversified — 1.2%
Deere & Co.	143,854	49,326,098

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous - Manufacturing — 0.1%
General Electric Co.	66,186	$6,252,591
Transportation — 1.0%
Expeditors International of Washington, Inc.	322,842	43,354,452
		190,257,759
Technology — 30.4%
Computers — 3.7%
Apple, Inc.	785,605	139,499,880
Crowdstrike Holdings, Inc. Class A (a)	11,733	2,402,332
Fortinet, Inc. (a)	44,938	16,150,717
		158,052,929
Semiconductors — 8.3%
Advanced Micro Devices, Inc. (a)	216,708	31,184,281
ASML Holding NV	26,208	20,865,237
Marvell Technology, Inc.	137,556	12,034,774
Monolithic Power Systems, Inc.	16,108	7,946,560
NVIDIA Corp.	741,688	218,137,858
QUALCOMM, Inc.	250,374	45,785,893
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR Sponsored ADR	66,729	8,028,166
Texas Instruments, Inc.	59,135	11,145,174
		355,127,943
Software — 18.4%
Atlassian Corp. PLC Class A (a)	28,344	10,807,284
Autodesk, Inc. (a)	276,814	77,837,329
Bill.com Holdings, Inc. (a)	33,621	8,376,672
Canva, Inc. (Acquired 8/16/21, Cost $676,552) (a) (c) (d) (e)	1,351	2,302,322
Coupa Software, Inc. (a)	24,293	3,839,510
Datadog, Inc. Class A (a)	36,534	6,507,071
DocuSign, Inc. (a)	48,704	7,418,106
Fiserv, Inc. (a)	101,145	10,497,840
Gusto, Inc. (Acquired 7/13/21, Cost $1,117,484) (a) (c) (d) (e)	26,606	764,985
HashiCorp, Inc. Class A (a)	18,050	1,643,272
Intuit, Inc.	77,622	49,928,023
Microsoft Corp.	842,361	283,302,851
MongoDB, Inc. (a)	31,052	16,437,376
MSCI, Inc.	5,409	3,314,040
Oracle Corp.	953,667	83,169,299
Paycom Software, Inc. (a)	4,950	2,055,190
Roper Technologies, Inc.	22,007	10,824,363
salesforce.com, Inc. (a)	307,386	78,116,004
ServiceNow, Inc. (a)	87,045	56,501,780
Snowflake, Inc. Class A (a)	13,313	4,509,779
Synopsys, Inc. (a)	68,957	25,410,654
Twilio, Inc. Class A (a)	12,433	3,274,106
Veeva Systems, Inc. Class A (a)	25,127	6,419,446
Workday, Inc. Class A (a)	101,173	27,638,440

MassMutual Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zoom Video Communications, Inc. Class A (a)	56,195	$10,334,822
		791,230,564
		1,304,411,436

TOTAL COMMON STOCK (Cost $2,237,086,938)		4,244,857,626

PREFERRED STOCK — 0.1%
Technology — 0.1%
Software — 0.1%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $144,893) (a) (c) (d) (e)	85	144,854
Canva, Inc., Series A-3 (Acquired 11/04/21-12/17/21, Cost $17,043) (a) (c) (d) (e)	10	17,042
Databricks, Inc., Series G (Acquired 2/01/21, Cost $815,183) (a) (c) (d) (e)	4,596	930,322
Databricks, Inc., Series H (Acquired 8/31/21, Cost $2,202,319) (a) (c) (d) (e)	9,990	2,022,176
Gusto, Inc., Series E (Acquired 7/13/21, Cost $1,117,484) (a) (c) (d) (e)	36,765	1,117,484
		4,231,878

TOTAL PREFERRED STOCK (Cost $4,296,922)		4,231,878

TOTAL EQUITIES (Cost $2,241,383,860)		4,249,089,504

TOTAL LONG-TERM INVESTMENTS (Cost $2,241,383,860)		4,249,089,504

SHORT-TERM INVESTMENTS — 0.9%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	100

	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (f)	$37,993,273	37,993,273

TOTAL SHORT-TERM INVESTMENTS (Cost $37,993,373)		37,993,373

TOTAL INVESTMENTS — 100.0% (Cost $2,279,377,233) (g)		4,287,082,877

Other Assets/(Liabilities) — (0.0)%		(1,290,080)

NET ASSETS — 100.0%		$4,285,792,797

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $3,136,169 or 0.07% of net assets.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $36,693,030 or 0.86% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2021, these securities amounted to a value of $36,693,030 or 0.86% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Investment was valued using significant unobservable inputs.
(f)	Maturity value of $37,993,273. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $38,753,149.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Growth Opportunities Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Communications — 34.8%
Internet — 31.5%
Airbnb, Inc. Class A (a)	50,374	$8,386,767
Amazon.com, Inc. (a)	9,904	33,023,303
DoorDash, Inc., Class A (a)	32,146	4,786,540
Fiverr International Ltd. (a) (b)	15,880	1,805,556
Match Group, Inc. (a)	124,596	16,477,821
Meta Platforms, Inc. Class A (a)	29,078	9,780,385
Netflix, Inc. (a)	37,267	22,451,132
Sea Ltd. ADR (a)	70,965	15,875,580
Shopify, Inc. Class A (a)	5,273	7,262,978
Uber Technologies, Inc. (a)	481,975	20,209,212
Wix.com Ltd. (a)	27,418	4,326,286
		144,385,560
Media — 3.3%
Charter Communications, Inc. Class A (a)	23,128	15,078,762
		159,464,322
Consumer, Cyclical — 4.7%
Apparel — 1.9%
NIKE, Inc. Class B	51,456	8,576,172
Entertainment — 1.1%
Warner Music Group Corp. Class A	113,577	4,904,255
Retail — 1.7%
Carvana Co. (a)	11,734	2,719,824
Floor & Decor Holdings, Inc. Class A (a)	40,441	5,257,734
		7,977,558
		21,457,985
Consumer, Non-cyclical — 19.6%
Commercial Services — 4.0%
Block, Inc. (a)	72,233	11,666,352
CoStar Group, Inc. (a)	81,944	6,476,034
		18,142,386
Health Care – Products — 9.8%
10X Genomics, Inc. Class A (a)	48,402	7,209,962
Align Technology, Inc. (a)	21,968	14,436,930
Edwards Lifesciences Corp. (a)	120,977	15,672,570

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Intuitive Surgical, Inc. (a)	21,283	$7,646,982
		44,966,444
Health Care – Services — 1.9%
Catalent, Inc. (a)	69,865	8,944,816
Pharmaceuticals — 3.9%
DexCom, Inc. (a)	11,832	6,353,193
Sarepta Therapeutics, Inc. (a)	53,323	4,801,736
Zoetis, Inc.	26,838	6,549,277
		17,704,206
		89,757,852
Financial — 9.9%
Diversified Financial Services — 8.6%
Mastercard, Inc. Class A	35,927	12,909,289
Visa, Inc. Class A (b)	122,642	26,577,748
		39,487,037
Private Equity — 1.3%
KKR & Co., Inc.	78,679	5,861,586
		45,348,623
Industrial — 2.7%
Environmental Controls — 1.4%
Waste Management, Inc.	39,169	6,537,306
Transportation — 1.3%
Canadian Pacific Railway Ltd.	83,485	6,005,911
		12,543,217
Technology — 27.8%
Software — 27.8%
Adobe, Inc. (a)	7,954	4,510,395
Atlassian Corp. PLC Class A (a)	21,030	8,018,529
Cloudflare, Inc. Class A (a)	19,754	2,597,651
Coupa Software, Inc. (a)	32,074	5,069,296
Datadog, Inc. Class A (a)	47,366	8,436,358
Intuit, Inc.	16,159	10,393,792
Microsoft Corp.	75,564	25,413,685
ServiceNow, Inc. (a)	38,767	25,164,047
Snowflake, Inc. Class A (a)	40,055	13,568,631
Twilio, Inc. Class A (a)	64,533	16,994,120
Veeva Systems, Inc. Class A (a)	28,213	7,207,857

MassMutual Growth Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$127,374,361
TOTAL COMMON STOCK (Cost $292,197,270)		455,946,360
TOTAL EQUITIES (Cost $292,197,270)		455,946,360
TOTAL LONG-TERM INVESTMENTS (Cost $292,197,270)		455,946,360

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%

Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (c)	$9,656,660	9,656,660

TOTAL SHORT-TERM INVESTMENTS (Cost $9,656,660)		9,656,660

TOTAL INVESTMENTS — 101.6% (Cost $301,853,930) (d)		465,603,020

Other Assets/(Liabilities) — (1.6)%		(7,453,432)

NET ASSETS — 100.0%		$458,149,588

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $2,711,596 or 0.59% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,773,786 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $9,656,660. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $9,849,881.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Mid Cap Value Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.9%
Basic Materials — 3.9%
Chemicals — 2.1%
Axalta Coating Systems Ltd. (a)	34,435	$1,140,487
CF Industries Holdings, Inc.	10,632	752,533
LyondellBasell Industries NV Class A	7,491	690,895
Olin Corp.	706	40,609
		2,624,524
Forest Products & Paper — 1.2%
International Paper Co.	13,648	641,183
Mondi PLC	24,145	594,976
Sylvamo Corp. (a)	407	11,351
West Fraser Timber Co. Ltd.	3,000	286,080
		1,533,590
Iron & Steel — 0.3%
United States Steel Corp. (b)	12,800	304,768
Mining — 0.3%
Kinross Gold Corp.	64,100	372,421
		4,835,303
Communications — 6.6%
Advertising — 0.5%
The Interpublic Group of Cos., Inc.	17,731	664,026
Internet — 1.1%
eBay, Inc.	3,600	239,400
F5, Inc. (a)	1,800	440,478
GoDaddy, Inc. Class A (a)	804	68,227
IAC/InterActiveCorp (a)	4,600	601,266
Roku, Inc. (a)	44	10,041
		1,359,412
Media — 4.3%
Altice USA, Inc. Class A (a)	40,300	652,054
Discovery, Inc. Class C (a)	14,200	325,180
DISH Network Corp. Class A (a)	18,700	606,628
Fox Corp. Class A	16,100	594,090
Fox Corp. Class B	16,919	579,814
Liberty Broadband Corp. Class C (a)	5,800	934,380
Liberty Global PLC Class A (a)	19,600	543,704
Liberty Media Corp-Liberty SiriusXM Class C (a)	15,700	798,345
The New York Times Co. Class A	876	42,311

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
News Corp. Class A	13,717	$306,026
		5,382,532
Telecommunications — 0.7%
Ciena Corp. (a)	5,709	439,422
Corning, Inc.	2,941	109,494
Juniper Networks, Inc.	6,837	244,149
		793,065
		8,199,035
Consumer, Cyclical — 9.3%
Airlines — 0.6%
Southwest Airlines Co. (a)	18,156	777,803
Apparel — 0.7%
Columbia Sportswear Co.	199	19,391
Deckers Outdoor Corp. (a)	188	68,866
PVH Corp.	2,653	282,943
Tapestry, Inc.	13,342	541,685
		912,885
Auto Manufacturers — 0.7%
Cummins, Inc.	900	196,326
Honda Motor Co. Ltd. Sponsored ADR	7,195	204,698
PACCAR, Inc.	4,443	392,139
		793,163
Auto Parts & Equipment — 0.7%
BorgWarner, Inc.	13,575	611,825
Bridgestone Corp.	4,700	202,233
		814,058
Distribution & Wholesale — 0.7%
LKQ Corp.	10,600	636,318
W.W. Grainger, Inc.	538	278,813
		915,131
Food Services — 0.3%
Sodexo SA	4,760	417,377
Home Builders — 1.0%
NVR, Inc. (a)	100	590,887
PulteGroup, Inc.	10,802	617,442
		1,208,329
Home Furnishing — 0.2%
Dolby Laboratories, Inc. Class A	2,380	226,623
Tempur Sealy International, Inc.	458	21,540
		248,163
Leisure Time — 0.5%
Brunswick Corp.	2,979	300,075

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Polaris, Inc.	2,744	$301,593
		601,668
Retail — 3.9%
Advance Auto Parts, Inc.	3,430	822,788
Bath & Body Works, Inc.	5,717	398,989
Beacon Roofing Supply, Inc. (a)	3,860	221,371
Cracker Barrel Old Country Store, Inc.	1,657	213,157
Dick's Sporting Goods, Inc. (b)	753	86,587
Dollar Tree, Inc. (a)	9,323	1,310,068
Kohl's Corp.	3,704	182,941
MSC Industrial Direct Co., Inc. Class A	7,517	631,879
O'Reilly Automotive, Inc. (a)	600	423,738
Ross Stores, Inc.	2,800	319,984
Victoria's Secret & Co. (a)	1,288	71,536
Williams-Sonoma, Inc.	1,226	207,353
		4,890,391
		11,578,968
Consumer, Non-cyclical — 19.1%
Agriculture — 0.6%
Archer-Daniels-Midland Co.	10,722	724,700
Beverages — 0.8%
Brown-Forman Corp. Class B	1,380	100,547
Molson Coors Beverage Co. Class B	18,268	846,721
		947,268
Biotechnology — 0.8%
Corteva, Inc.	15,730	743,715
Incyte Corp. (a)	1,815	133,221
Novavax, Inc. (a) (b)	90	12,876
United Therapeutics Corp. (a)	600	129,648
		1,019,460
Commercial Services — 1.5%
Euronet Worldwide, Inc. (a)	7,222	860,646
FleetCor Technologies, Inc. (a)	3,500	783,440
Gartner, Inc. (a)	77	25,742
ManpowerGroup, Inc.	2,187	212,861
Morningstar, Inc.	84	28,727
		1,911,416
Food — 4.1%
Conagra Brands, Inc.	25,535	872,020
General Mills, Inc.	4,682	315,473
The J.M. Smucker Co.	2,455	333,438
Kellogg Co.	4,277	275,524
Koninklijke Ahold Delhaize NV	17,603	603,163
The Kraft Heinz Co.	19,300	692,870
Orkla ASA	32,260	323,453
Post Holdings, Inc. (a)	11,900	1,341,487

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sysco Corp.	3,972	$312,001
		5,069,429
Health Care – Products — 3.0%
Bruker Corp.	173	14,516
Envista Holdings Corp. (a)	8,658	390,130
Globus Medical, Inc. Class A (a)	377	27,219
Henry Schein, Inc. (a)	8,686	673,426
Hologic, Inc. (a)	9,049	692,791
Koninklijke Philips NV	7,248	267,089
PerkinElmer, Inc.	1,732	348,236
Zimmer Biomet Holdings, Inc.	10,265	1,304,066
		3,717,473
Health Care – Services — 3.1%
Centene Corp. (a)	13,387	1,103,089
Laboratory Corp. of America Holdings (a)	4,455	1,399,805
Quest Diagnostics, Inc.	3,779	653,805
Universal Health Services, Inc. Class B	5,670	735,172
		3,891,871
Household Products & Wares — 0.6%
Avery Dennison Corp.	204	44,180
The Clorox Co.	1,613	281,243
Kimberly-Clark Corp.	3,291	470,350
		795,773
Pharmaceuticals — 4.6%
AmerisourceBergen Corp.	9,761	1,297,139
Becton Dickinson and Co.	1,781	447,886
Cardinal Health, Inc.	9,087	467,890
Herbalife Nutrition Ltd. (a)	355	14,530
Jazz Pharmaceuticals PLC (a)	2,946	375,320
McKesson Corp.	5,984	1,487,443
Organon & Co.	23,330	710,399
Perrigo Co. PLC	8,200	318,980
Viatris, Inc.	43,600	589,908
		5,709,495
		23,786,885
Energy — 5.0%
Oil & Gas — 3.4%
APA Corp.	14,261	383,478
Chesapeake Energy Corp.	3,600	232,272
ConocoPhillips	8,139	587,473
Devon Energy Corp.	21,320	939,146
DTE Midstream LLC (a)	501	24,038
EQT Corp. (a)	15,600	340,236
Hess Corp.	5,149	381,180
HollyFrontier Corp.	16,900	553,982
Marathon Oil Corp.	27,707	454,949

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pioneer Natural Resources Co.	2,054	$373,582
		4,270,336
Oil & Gas Services — 0.6%
Baker Hughes Co.	30,495	733,710
Pipelines — 1.0%
Targa Resources Corp.	8,395	438,555
The Williams Cos., Inc.	31,100	809,844
		1,248,399
		6,252,445
Financial — 24.2%
Banks — 6.2%
The Bank of New York Mellon Corp.	14,165	822,703
CIT Group, Inc.	11,200	575,008
Comerica, Inc.	4,250	369,750
Commerce Bancshares, Inc.	1,059	72,796
First Hawaiian, Inc.	12,838	350,863
KeyCorp.	33,807	781,956
M&T Bank Corp.	3,195	490,688
Northern Trust Corp.	8,438	1,009,269
Prosperity Bancshares, Inc.	5,846	422,666
Regions Financial Corp.	30,389	662,480
State Street Corp.	10,403	967,479
Synovus Financial Corp.	5,523	264,386
Truist Financial Corp.	11,171	654,062
Webster Financial Corp.	478	26,691
Westamerica Bancorp.	4,195	242,177
Wintrust Financial Corp.	301	27,337
		7,740,311
Diversified Financial Services — 2.6%
AerCap Holdings NV (a)	3,600	235,512
Affiliated Managers Group, Inc.	1,872	307,963
Alliance Data Systems Corp.	276	18,373
Ally Financial, Inc.	13,400	637,974
Ameriprise Financial, Inc.	1,458	439,820
Cboe Global Markets, Inc.	3,600	469,440
Discover Financial Services	5,091	588,316
Janus Henderson Group PLC	907	38,040
SLM Corp.	1,603	31,531
T. Rowe Price Group, Inc.	2,474	486,487
		3,253,456
Insurance — 8.7%
Aflac, Inc.	12,302	718,314
Alleghany Corp. (a)	1,500	1,001,385
The Allstate Corp.	10,192	1,199,089
American International Group, Inc.	6,700	380,962
Arch Capital Group Ltd. (a)	24,100	1,071,245
Arthur J Gallagher & Co.	977	165,768
Chubb Ltd.	3,324	642,562
Fidelity National Financial, Inc.	19,000	991,420

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
First American Financial Corp.	2,324	$181,807
The Hartford Financial Services Group, Inc.	10,556	728,786
Loews Corp.	15,900	918,384
Markel Corp. (a)	700	863,800
Old Republic International Corp.	18,300	449,814
The Progressive Corp.	2,234	229,320
Reinsurance Group of America, Inc.	9,657	1,057,345
Unum Group	7,341	180,368
		10,780,369
Private Equity — 0.7%
KKR & Co., Inc.	10,725	799,012
Real Estate — 0.6%
CBRE Group, Inc. Class A (a)	6,910	749,804
Jones Lang LaSalle, Inc. (a)	175	47,135
		796,939
Real Estate Investment Trusts (REITS) — 5.3%
Annaly Capital Management, Inc.	78,500	613,870
Duke Realty Corp.	13,106	860,278
Equinix, Inc.	437	369,632
Essex Property Trust, Inc.	1,154	406,473
Gaming and Leisure Properties, Inc.	9,600	467,136
Healthcare Trust of America, Inc. Class A	13,372	446,491
Healthpeak Properties, Inc.	16,136	582,348
JBG SMITH Properties	33,263	954,981
MGM Growth Properties LLC Class A	10,897	445,143
Regency Centers Corp.	5,251	395,663
Weyerhaeuser Co.	24,011	988,773
		6,530,788
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	15,292	173,258
		30,074,133
Industrial — 12.3%
Aerospace & Defense — 0.8%
BAE Systems PLC	58,626	436,840
General Dynamics Corp.	2,742	571,625
		1,008,465
Building Materials — 1.5%
Fortune Brands Home & Security, Inc.	6,261	669,301
Louisiana-Pacific Corp.	463	36,276
Masco Corp.	9,409	660,700
Owens Corning	5,180	468,790
		1,835,067
Electrical Components & Equipment — 0.6%
Acuity Brands, Inc.	186	39,380
Emerson Electric Co.	8,030	746,549
		785,929

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 3.1%
Flex Ltd. (a)	29,800	$546,234
Garmin Ltd.	4,311	587,029
Hubbell, Inc.	1,145	238,469
nVent Electric PLC	22,816	867,008
Trimble, Inc. (a)	8,079	704,408
Vontier Corp.	30,002	921,962
		3,865,110
Environmental Controls — 0.3%
Clean Harbors, Inc. (a)	1,945	194,053
Republic Services, Inc.	1,628	227,024
		421,077
Hand & Machine Tools — 0.4%
Snap-on, Inc.	2,011	433,129
Machinery – Construction & Mining — 0.5%
Oshkosh Corp.	6,025	679,078
Machinery – Diversified — 0.6%
Dover Corp.	4,054	736,206
IMI PLC	1,217	28,524
		764,730
Miscellaneous - Manufacturing — 0.8%
A.O. Smith Corp.	703	60,353
Axon Enterprise, Inc. (a)	95	14,915
Textron, Inc.	9,022	696,498
Trane Technologies PLC	965	194,959
		966,725
Packaging & Containers — 2.8%
Amcor PLC	13,518	162,351
Berry Global Group, Inc. (a)	4,000	295,120
Graphic Packaging Holding Co.	34,900	680,550
Packaging Corp. of America	3,133	426,558
Sealed Air Corp.	9,000	607,230
Sonoco Products Co.	12,854	744,118
WestRock Co.	12,681	562,529
		3,478,456
Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	3,100	578,894
Transportation — 0.4%
Heartland Express, Inc.	16,793	282,458
Ryder System, Inc.	1,979	163,129
		445,587
		15,262,247

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 7.4%
Computers — 1.8%
Amdocs Ltd.	3,773	$282,371
Fortinet, Inc. (a)	76	27,314
HP, Inc.	26,707	1,006,053
Lumentum Holdings, Inc. (a)	2,661	281,454
NCR Corp. (a)	5,700	229,140
NetApp, Inc.	385	35,416
Western Digital Corp. (a)	6,400	417,344
		2,279,092
Semiconductors — 0.6%
Cirrus Logic, Inc. (a)	2,182	200,788
Qorvo, Inc. (a)	3,939	616,020
		816,808
Software — 5.0%
Akamai Technologies, Inc. (a)	4,096	479,396
ANSYS, Inc. (a)	495	198,554
Cadence Design Systems, Inc. (a)	106	19,753
CDK Global, Inc.	25,885	1,080,440
Cerner Corp.	19,950	1,852,756
DocuSign, Inc. (a)	61	9,291
Dropbox, Inc. Class A (a)	736	18,061
HubSpot, Inc. (a)	30	19,775
Manhattan Associates, Inc. (a)	229	35,607
Open Text Corp.	9,266	439,950
SS&C Technologies Holdings, Inc	7,500	614,850
Synopsys, Inc. (a)	1,975	727,788
Take-Two Interactive Software, Inc. (a)	3,733	663,429
Teradata Corp. (a)	409	17,370
		6,177,020
		9,272,920
Utilities — 10.1%
Electric — 8.2%
CenterPoint Energy, Inc.	42,886	1,196,948
DTE Energy Co.	1,671	199,751
Edison International	11,994	818,591
Entergy Corp.	6,674	751,826
Evergy, Inc.	17,289	1,186,198
Eversource Energy	11,882	1,081,024
NorthWestern Corp. (b)	10,504	600,409
OGE Energy Corp.	26,100	1,001,718
Pinnacle West Capital Corp.	8,869	626,063
Vistra Corp.	43,700	995,049
WEC Energy Group, Inc.	7,699	747,342
Xcel Energy, Inc.	14,687	994,310
		10,199,229
Gas — 1.9%
Atmos Energy Corp.	3,743	392,154
NiSource, Inc.	36,000	993,960

MassMutual Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Spire, Inc.	4,386	$286,055
UGI Corp.	16,500	757,515
		2,429,684
		12,628,913

TOTAL COMMON STOCK (Cost $110,920,485)		121,890,849

TOTAL EQUITIES (Cost $110,920,485)		121,890,849

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	12,994	12,994

TOTAL MUTUAL FUNDS (Cost $12,994)		12,994

TOTAL LONG-TERM INVESTMENTS (Cost $110,933,479)		121,903,843

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (d)	$960,825	960,825

TOTAL SHORT-TERM INVESTMENTS (Cost $960,825)		960,825

TOTAL INVESTMENTS — 98.7% (Cost $111,894,304) (e)		122,864,668

Other Assets/(Liabilities) — 1.3%		1,584,826

NET ASSETS — 100.0%		$124,449,494

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $987,589 or 0.79% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $996,248 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $960,825. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $980,078.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	3/31/22	JPY	1,444,645	USD	$12,718	$(149)
Bank of America N.A.	3/31/22	USD	364,360	JPY	41,360,065	4,524
Credit Suisse International	3/31/22	USD	1,100,614	EUR	971,876	(7,888)
JP Morgan Chase Bank N.A.	3/31/22	USD	885,340	GBP	669,273	(20,207)
UBS AG*	3/31/22	USD	267,612	NOK	2,420,726	(6,820)
						$(30,540)

Currency Legend

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

MassMutual Small Cap Value Equity Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 5.3%
Chemicals — 2.8%
Axalta Coating Systems Ltd. (a)	11,761	$389,524
Element Solutions, Inc.	28,698	696,787
H.B. Fuller Co.	4,345	351,945
Orion Engineered Carbons SA (a)	21,768	399,661
		1,837,917
Forest Products & Paper — 0.7%
Neenah, Inc.	10,211	472,565
Iron & Steel — 1.3%
Allegheny Technologies, Inc. (a)	55,509	884,258
Mining — 0.5%
Ferroglobe PLC (a)	47,521	295,106
Ferroglobe Representation & Warranty Insurance Trust (b) (c)	234,800	—
		295,106
		3,489,846
Communications — 3.0%
Media — 0.6%
WideOpenWest, Inc. (a)	19,126	411,591
Telecommunications — 2.4%
Ciena Corp. (a)	10,426	802,489
Infinera Corp. (a) (d)	81,743	783,916
		1,586,405
		1,997,996
Consumer, Cyclical — 10.5%
Apparel — 0.8%
Kontoor Brands, Inc.	9,800	502,250
Auto Parts & Equipment — 5.0%
Adient PLC (a)	25,412	1,216,726
American Axle & Manufacturing Holdings, Inc. (a)	82,952	773,942
Gentherm, Inc. (a)	10,032	871,781
Visteon Corp. (a)	3,898	433,224
		3,295,673

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Food Services — 0.9%
Aramark	15,930	$587,021
Home Builders — 0.7%
TRI Pointe Group, Inc. (a)	17,879	498,645
Home Furnishing — 1.0%
Whirlpool Corp.	2,964	695,532
Lodging — 0.5%
Wyndham Hotels & Resorts, Inc.	3,377	302,748
Office Furnishings — 1.1%
Interface, Inc.	47,378	755,679
Textiles — 0.5%
UniFirst Corp.	1,674	352,210
		6,989,758
Consumer, Non-cyclical — 13.9%
Agriculture — 1.6%
Darling Ingredients, Inc. (a)	15,252	1,056,811
Beverages — 0.4%
C&C Group PLC (a)	83,931	263,220
Commercial Services — 3.1%
BrightView Holdings, Inc. (a)	19,665	276,883
CBIZ, Inc. (a)	10,844	424,217
Huron Consulting Group, Inc. (a)	10,895	543,661
ICF International, Inc.	4,297	440,657
Monro, Inc.	6,774	394,721
		2,080,139
Food — 2.2%
Cranswick PLC	7,019	351,366
Hostess Brands, Inc. (a)	17,889	365,293
Post Holdings, Inc. (a)	3,465	390,610
SunOpta, Inc. (a)	51,325	356,709
		1,463,978
Health Care – Products — 2.0%
Apria, Inc. (a)	8,531	278,110
Haemonetics Corp. (a)	9,849	522,391
ICU Medical, Inc. (a)	755	179,192
Invacare Corp. (a)	15,235	41,439
Lantheus Holdings, Inc. (a)	10,657	307,881
		1,329,013
Health Care – Services — 2.0%
Encompass Health Corp.	6,980	455,515
LHC Group, Inc. (a)	1,000	137,230
MEDNAX, Inc. (a)	15,127	411,606
Syneos Health, Inc. (a)	2,934	301,263
		1,305,614

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 1.8%
ACCO Brands Corp.	42,235	$348,861
Spectrum Brands Holdings, Inc.	7,969	810,607
		1,159,468
Pharmaceuticals — 0.8%
Owens & Minor, Inc.	12,650	550,275
		9,208,518
Energy — 0.8%
Oil & Gas — 0.4%
Chesapeake Energy Corp.	4,216	272,017
Oil & Gas Services — 0.4%
NOW, Inc. (a)	27,706	236,609
		508,626
Financial — 26.4%
Banks — 12.6%
1st Source Corp.	4,752	235,699
Atlantic Union Bankshares Corp.	8,463	315,585
Cadence Bank	12,471	371,511
Eastern Bankshares, Inc.	14,876	300,049
First Citizens BancShares, Inc. Class A	511	424,048
First Midwest Bancorp, Inc.	14,483	296,612
Great Western Bancorp, Inc.	10,229	347,377
Hancock Whitney Corp.	10,311	515,756
International Bancshares Corp.	9,854	417,711
OFG Bancorp	36,949	981,366
Old National Bancorp	39,462	715,052
Prosperity Bancshares, Inc.	9,817	709,769
Synovus Financial Corp.	10,517	503,449
Texas Capital Bancshares, Inc. (a)	16,684	1,005,211
Umpqua Holdings Corp.	42,899	825,377
Webster Financial Corp.	6,766	377,813
		8,342,385
Diversified Financial Services — 0.5%
Air Lease Corp.	8,154	360,651
Insurance — 6.9%
Alleghany Corp. (a)	964	643,557
Argo Group International Holdings Ltd.	4,816	279,858
Assured Guaranty Ltd.	6,256	314,051
Kemper Corp.	8,006	470,673
MGIC Investment Corp.	65,546	945,173
NMI Holdings, Inc. Class A (a)	15,747	344,072
ProAssurance Corp.	14,348	363,004
Reinsurance Group of America, Inc.	2,984	326,718
SiriusPoint Ltd. (a)	36,316	295,249
White Mountains Insurance Group Ltd.	560	567,784
		4,550,139

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.7%
Alexander & Baldwin, Inc.	18,562	$465,721
Real Estate Investment Trusts (REITS) — 4.5%
Brandywine Realty Trust	28,763	385,999
Centerspace	3,051	338,356
Corporate Office Properties Trust	8,447	236,263
LXP Industrial Trust	21,183	330,878
Physicians Realty Trust	22,732	428,044
Piedmont Office Realty Trust, Inc. Class A	22,779	418,678
PotlatchDeltic Corp.	5,205	313,445
RPT Realty	37,692	504,319
		2,955,982
Savings & Loans — 1.2%
Banc of California, Inc.	26,361	517,203
Northwest Bancshares, Inc.	19,784	280,141
		797,344
		17,472,222
Industrial — 25.3%
Aerospace & Defense — 0.6%
Hexcel Corp. (a)	7,328	379,591
Building Materials — 5.0%
American Woodmark Corp. (a)	5,343	348,364
Apogee Enterprises, Inc.	19,713	949,181
Cornerstone Building Brands, Inc. (a)	53,494	932,935
Gibraltar Industries, Inc. (a)	7,940	529,439
Tyman PLC	105,578	571,927
		3,331,846
Electrical Components & Equipment — 1.9%
Belden, Inc.	8,547	561,794
Encore Wire Corp.	5,005	716,216
		1,278,010
Electronics — 2.3%
FARO Technologies, Inc. (a)	8,671	607,143
II-VI, Inc. (a)	9,974	681,524
Vishay Precision Group, Inc. (a)	7,225	268,192
		1,556,859
Engineering & Construction — 1.9%
Primoris Services Corp.	12,978	311,212
WillScot Mobile Mini Holdings Corp. (a)	23,534	961,129
		1,272,341
Environmental Controls — 2.0%
Clean Harbors, Inc. (a)	3,821	381,221

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Harsco Corp. (a)	55,508	$927,539
		1,308,760
Hand & Machine Tools — 1.4%
Kennametal, Inc.	17,678	634,817
Luxfer Holdings PLC	17,301	334,082
		968,899
Machinery – Diversified — 0.6%
Albany International Corp. Class A	1,419	125,510
Thermon Group Holdings, Inc. (a)	14,620	247,517
		373,027
Metal Fabricate & Hardware — 0.8%
Standex International Corp.	4,780	528,955
Miscellaneous - Manufacturing — 1.5%
Enerpac Tool Group Corp.	23,040	467,251
Materion Corp.	5,534	508,796
		976,047
Packaging & Containers — 2.3%
Sealed Air Corp.	10,714	722,874
TriMas Corp.	20,981	776,297
		1,499,171
Transportation — 3.1%
Air Transport Services Group, Inc. (a)	34,861	1,024,216
Dorian LPG Ltd.	17,740	225,121
Kirby Corp. (a)	13,230	786,126
		2,035,463
Trucking & Leasing — 1.9%
GATX Corp.	4,010	417,802
The Greenbrier Cos., Inc.	18,588	853,003
		1,270,805
		16,779,774
Technology — 9.8%
Computers — 1.7%
Exlservice Holdings, Inc. (a)	1,868	270,430
Science Applications International Corp.	5,844	488,500
WNS Holdings Ltd. ADR (a)	4,326	381,640
		1,140,570
Semiconductors — 5.6%
Azenta, Inc.	8,918	919,535
Cohu, Inc. (a)	21,449	816,992
CTS Corp.	11,226	412,219
Diodes, Inc. (a)	9,056	994,439

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Photronics, Inc. (a)	31,362	$591,174
		3,734,359
Software — 2.5%
ACI Worldwide, Inc. (a)	9,913	343,981
Allscripts Healthcare Solutions, Inc. (a)	19,082	352,063
CDK Global, Inc.	12,971	541,410
Progress Software Corp.	8,224	396,972
		1,634,426
		6,509,355
Utilities — 2.6%
Electric — 0.8%
Portland General Electric Co.	10,489	555,078
Gas — 1.8%
New Jersey Resources Corp.	8,233	338,047
Spire, Inc.	4,778	311,621
UGI Corp.	11,315	519,472
		1,169,140
		1,724,218

TOTAL COMMON STOCK (Cost $46,371,980)		64,680,313

TOTAL EQUITIES (Cost $46,371,980)		64,680,313

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	340,620	340,620

TOTAL MUTUAL FUNDS (Cost $340,620)		340,620

TOTAL LONG-TERM INVESTMENTS (Cost $46,712,600)		65,020,933

	Principal Amount
SHORT-TERM INVESTMENTS — 3.0%
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (f)	$1,992,564	1,992,564

TOTAL SHORT-TERM INVESTMENTS (Cost $1,992,564)		1,992,564

MassMutual Small Cap Value Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 101.1% (Cost $48,705,164) (g)		$67,013,497

Other Assets/(Liabilities) — (1.1)%		(747,805)

NET ASSETS — 100.0%		$66,265,692

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $326,655 or 0.49% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $1,992,564. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $2,032,433.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Company Value Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 4.9%
Chemicals — 3.5%
AdvanSix, Inc.	41,760	$1,973,160
GCP Applied Technologies, Inc. (a)	5,906	186,984
H.B. Fuller Co.	33,440	2,708,640
Innospec, Inc.	14,530	1,312,640
Minerals Technologies, Inc.	12,980	949,487
Orion Engineered Carbons SA (a)	107,408	1,972,011
Trinseo PLC	23,259	1,220,167
		10,323,089
Iron & Steel — 1.4%
Carpenter Technology Corp.	62,898	1,835,993
Commercial Metals Co.	34,070	1,236,400
Schnitzer Steel Industries, Inc. Class A	20,710	1,075,263
		4,147,656
Mining — 0.0%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	49,975	—
		14,470,745
Communications — 3.6%
Internet — 1.0%
Criteo SA Sponsored ADR (a)	70,301	2,732,600
Solo Brands, Inc. Class A (a) (d)	12,780	199,751
		2,932,351
Media — 1.2%
Entravision Communications Corp. Class A	109,345	741,359
Houghton Mifflin Harcourt Co. (a)	159,202	2,563,152
Townsquare Media, Inc. Class A (a)	11,505	153,362
		3,457,873
Telecommunications — 1.4%
A10 Networks, Inc.	171,219	2,838,811
Casa Systems, Inc. (a)	243,830	1,382,516
		4,221,327
		10,611,551

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 21.7%
Airlines — 0.8%
SkyWest, Inc. (a)	56,276	$2,211,647
Apparel — 1.3%
Kontoor Brands, Inc.	41,740	2,139,175
Tapestry, Inc.	38,954	1,581,532
		3,720,707
Auto Manufacturers — 1.2%
Blue Bird Corp. (a) (d)	102,919	1,609,653
REV Group, Inc.	135,100	1,911,665
		3,521,318
Auto Parts & Equipment — 3.1%
Dana, Inc.	86,936	1,983,880
The Goodyear Tire & Rubber Co. (a)	189,150	4,032,678
The Shyft Group, Inc.	64,718	3,179,595
		9,196,153
Distribution & Wholesale — 1.1%
A-Mark Precious Metals, Inc.	6,241	381,325
H&E Equipment Services, Inc.	42,608	1,886,256
KAR Auction Services, Inc. (a)	65,423	1,021,908
		3,289,489
Entertainment — 1.8%
Accel Entertainment, Inc. (a)	55,514	722,792
IMAX Corp. (a)	142,380	2,540,059
Penn National Gaming, Inc. (a)	6,780	351,543
Scientific Games Corp. Class A (a)	24,230	1,619,291
		5,233,685
Food Services — 0.1%
Healthcare Services Group, Inc.	19,984	355,515
Home Builders — 2.6%
KB Home	66,520	2,975,440
Skyline Champion Corp. (a)	15,793	1,247,331
Taylor Morrison Home Corp. (a)	97,069	3,393,532
		7,616,303
Home Furnishing — 0.9%
MillerKnoll, Inc.	68,840	2,697,840
Leisure Time — 1.6%
Brunswick Corp.	16,382	1,650,159
Malibu Boats, Inc. Class A (a)	28,277	1,943,478
OneWater Marine, Inc. Class A	18,826	1,147,821
		4,741,458
Lodging — 0.7%
Hilton Grand Vacations, Inc. (a)	40,370	2,103,681

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 6.3%
Beacon Roofing Supply, Inc. (a)	25,795	$1,479,343
BJ's Restaurants, Inc. (a)	10,784	372,587
Dave & Buster's Entertainment, Inc. (a)	34,032	1,306,829
Dine Brands Global, Inc.	28,730	2,178,021
Genesco, Inc. (a)	31,560	2,025,205
GMS, Inc. (a)	13,621	818,759
MarineMax, Inc. (a)	23,221	1,370,968
Papa John's International, Inc.	19,340	2,581,310
Penske Automotive Group, Inc.	19,319	2,071,383
Red Robin Gourmet Burgers, Inc. (a)	28,848	476,858
Ruth's Hospitality Group, Inc. (a)	98,827	1,966,657
Sally Beauty Holdings, Inc. (a)	109,630	2,023,770
		18,671,690
Textiles — 0.2%
Mohawk Industries, Inc. (a)	3,052	556,013
		63,915,499
Consumer, Non-cyclical — 12.1%
Commercial Services — 5.1%
AMN Healthcare Services, Inc. (a)	3,801	464,976
Barrett Business Services, Inc.	5,707	394,126
The Brink's Co.	25,725	1,686,788
Deluxe Corp.	34,703	1,114,313
Euronet Worldwide, Inc. (a)	7,331	873,635
EVERTEC, Inc.	42,040	2,101,159
Herc Holdings, Inc.	20,674	3,236,515
Korn Ferry	50,560	3,828,909
Loomis AB	24,917	663,700
Viad Corp. (a)	16,420	702,612
		15,066,733
Cosmetics & Personal Care — 0.6%
Edgewell Personal Care Co.	38,630	1,765,777
The Honest Co., Inc. (a)	12,015	97,201
		1,862,978
Food — 1.9%
The Hain Celestial Group, Inc. (a)	67,434	2,873,363
Nomad Foods Ltd. (a)	111,508	2,831,188
		5,704,551
Health Care – Products — 1.2%
Apria, Inc. (a)	24,392	795,179
Integra LifeSciences Holdings Corp. (a)	38,370	2,570,407
Varex Imaging Corp. (a)	7,475	235,836
		3,601,422
Health Care – Services — 2.1%
Acadia Healthcare Co., Inc. (a)	40,460	2,455,922
MEDNAX, Inc. (a)	118,960	3,236,902

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
National HealthCare Corp.	5,044	$342,689
		6,035,513
Household Products & Wares — 0.9%
Spectrum Brands Holdings, Inc.	24,864	2,529,166
Pharmaceuticals — 0.3%
Patterson Cos., Inc.	33,322	978,001
		35,778,364
Energy — 1.7%
Energy – Alternate Sources — 0.3%
Enviva Partners LP (e)	10,103	711,453
Oil & Gas — 1.1%
Coterra Energy, Inc.	60,209	1,143,971
Earthstone Energy, Inc. Class A (a)	19,209	210,146
HollyFrontier Corp.	58,120	1,905,174
		3,259,291
Oil & Gas Services — 0.3%
ChampionX Corp. (a)	44,149	892,252
NCS Multistage Holdings, Inc. (a)	1,061	30,769
		923,021
		4,893,765
Financial — 32.2%
Banks — 16.0%
1st Source Corp.	36,868	1,828,653
Ameris Bancorp	20,420	1,014,466
Associated Banc-Corp.	74,699	1,687,450
Bank of Marin Bancorp	33,156	1,234,398
BankUnited, Inc.	94,989	4,018,985
Carter Bankshares, Inc. (a)	92,835	1,428,731
CVB Financial Corp.	22,185	474,981
F.N.B. Corp.	107,237	1,300,785
First BanCorp	70,306	968,817
First Hawaiian, Inc.	11,752	321,182
First Mid Bancshares, Inc.	4,801	205,435
HarborOne Bancorp, Inc.	162,807	2,416,056
Heritage Financial Corp.	74,682	1,825,228
Home BancShares, Inc.	41,364	1,007,213
Independent Bank Corp.	6,751	550,409
Independent Bank Group, Inc.	47,004	3,391,339
Old National Bancorp	75,838	1,374,184
Origin Bancorp, Inc.	10,070	432,204
Premier Financial Corp.	55,944	1,729,229
QCR Holdings, Inc.	4,968	278,208
Renasant Corp.	5,994	227,472
Sandy Spring Bancorp, Inc.	37,159	1,786,605
SouthState Corp.	20,678	1,656,515
Synovus Financial Corp.	49,077	2,349,316
Texas Capital Bancshares, Inc. (a)	44,300	2,669,075
Towne Bank	11,415	360,600

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TriCo Bancshares	41,426	$1,779,661
UMB Financial Corp.	15,092	1,601,412
Umpqua Holdings Corp.	110,564	2,127,251
Valley National Bancorp	136,872	1,881,990
Veritex Holdings, Inc.	13,282	528,358
Webster Financial Corp.	46,572	2,600,580
		47,056,788
Diversified Financial Services — 1.8%
Enact Holdings, Inc.	17,281	357,198
Moelis & Co. Class A	42,661	2,666,739
Stifel Financial Corp.	32,005	2,253,792
		5,277,729
Insurance — 2.5%
Axis Capital Holdings Ltd.	28,300	1,541,501
The Hanover Insurance Group, Inc.	17,560	2,301,414
James River Group Holdings Ltd.	10,114	291,384
ProAssurance Corp.	24,479	619,319
Selective Insurance Group, Inc.	32,152	2,634,535
		7,388,153
Investment Companies — 0.7%
Compass Diversified Holdings (e)	65,888	2,014,855
Private Equity — 0.1%
Patria Investments Ltd.	11,053	179,059
Real Estate Investment Trusts (REITS) — 8.2%
Armada Hoffler Properties, Inc.	64,365	979,635
Brandywine Realty Trust	65,629	880,741
Broadstone Net Lease, Inc.	65,820	1,633,652
CareTrust REIT, Inc.	24,663	563,056
Cousins Properties, Inc.	64,163	2,584,486
Easterly Government Properties, Inc.	16,008	366,903
Four Corners Property Trust, Inc.	26,024	765,366
Getty Realty Corp.	11,999	385,048
Healthcare Realty Trust, Inc.	8,532	269,952
Highwoods Properties, Inc.	7,614	339,508
Independence Realty Trust, Inc.	144,710	3,737,859
Kite Realty Group Trust	20,146	438,780
National Health Investors, Inc.	7,784	447,347
National Storage Affiliates Trust	32,094	2,220,905
NETSTREIT Corp.	76,460	1,750,934
Physicians Realty Trust	172,164	3,241,848
Sabra Health Care REIT, Inc.	14,716	199,255
STAG Industrial, Inc.	68,828	3,300,991
Summit Hotel Properties, Inc. (a)	20,647	201,515
		24,307,781
Savings & Loans — 2.9%
Berkshire Hills Bancorp, Inc.	95,200	2,706,536
Pacific Premier Bancorp, Inc.	76,360	3,056,691
Provident Financial Services, Inc.	16,559	401,059

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WSFS Financial Corp.	51,116	$2,561,934
		8,726,220
		94,950,585
Industrial — 16.1%
Building Materials — 1.4%
Cornerstone Building Brands, Inc. (a)	59,770	1,042,389
Masonite International Corp. (a)	19,337	2,280,799
Tecnoglass, Inc. (d)	27,301	715,013
		4,038,201
Electrical Components & Equipment — 1.0%
Belden, Inc.	42,685	2,805,685
Graham Corp.	12,497	155,463
		2,961,148
Electronics — 2.2%
Advanced Energy Industries, Inc.	4,369	397,841
Avnet, Inc.	40,372	1,664,538
Cadre Holdings, Inc. (a)	5,006	127,252
Coherent, Inc. (a)	5,537	1,475,832
II-VI, Inc. (a)	35,584	2,431,455
Vontier Corp.	13,553	416,484
		6,513,402
Engineering & Construction — 2.2%
Arcosa, Inc.	10,905	574,693
Dycom Industries, Inc. (a)	40,792	3,824,658
Great Lakes Dredge & Dock Corp. (a)	141,990	2,232,083
		6,631,434
Environmental Controls — 0.1%
CECO Environmental Corp. (a)	28,207	175,730
Charah Solutions, Inc. (a) (d)	33,036	156,260
		331,990
Hand & Machine Tools — 0.7%
Luxfer Holdings PLC	10,822	208,973
Regal Rexnord Corp.	10,350	1,761,363
		1,970,336
Machinery – Construction & Mining — 1.3%
The Manitowoc Co., Inc. (a)	99,680	1,853,051
Terex Corp.	46,069	2,024,732
		3,877,783
Machinery – Diversified — 3.2%
Albany International Corp. Class A	5,140	454,633
Applied Industrial Technologies, Inc.	17,260	1,772,602
Cactus, Inc. Class A	79,840	3,044,299
Colfax Corp. (a)	29,259	1,345,036

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Crane Co.	11,399	$1,159,620
DXP Enterprises, Inc. (a)	18,565	476,564
Gates Industrial Corp. PLC (a)	70,252	1,117,710
		9,370,464
Metal Fabricate & Hardware — 0.7%
The Timken Co.	28,649	1,985,089
Miscellaneous - Manufacturing — 0.2%
DIRTT Environmental Solutions (a) (d)	61,401	133,854
EnPro Industries, Inc.	3,625	399,004
		532,858
Packaging & Containers — 1.1%
Graphic Packaging Holding Co.	108,236	2,110,602
Karat Packaging, Inc. (a)	6,044	122,149
Pactiv Evergreen, Inc.	76,281	967,243
		3,199,994
Transportation — 1.4%
ArcBest Corp.	33,430	4,006,585
Trucking & Leasing — 0.6%
GATX Corp.	18,200	1,896,258
		47,315,542
Technology — 5.7%
Computers — 0.9%
KBR, Inc.	16,939	806,635
Unisys Corp. (a)	83,572	1,719,076
		2,525,711
Semiconductors — 1.9%
Cohu, Inc. (a)	9,540	363,379
Kulicke & Soffa Industries, Inc.	49,970	3,025,184
Magnachip Semiconductor Corp. (a)	108,120	2,267,276
		5,655,839
Software — 2.9%
Avaya Holdings Corp. (a)	57,688	1,142,222
Change Healthcare, Inc. (a)	111,630	2,386,649
CommVault Systems, Inc. (a)	30,487	2,101,164
Donnelley Financial Solutions, Inc. (a)	26,764	1,261,655
IBEX Holdings Ltd. (a) (d)	14,223	183,335
Teradata Corp. (a)	34,738	1,475,323
		8,550,348
		16,731,898
Utilities — 1.8%
Electric — 1.0%
IDACORP, Inc.	26,030	2,949,459

MassMutual Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.8%
South Jersey Industries, Inc. (d)	18,931	$494,478
Southwest Gas Holdings, Inc.	25,230	1,767,362
		2,261,840
		5,211,299

TOTAL COMMON STOCK (Cost $233,997,590)		293,879,248

TOTAL EQUITIES (Cost $233,997,590)		293,879,248

MUTUAL FUNDS — 0.4%
Diversified Financial Services — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,062,233	1,062,233

TOTAL MUTUAL FUNDS (Cost $1,062,233)		1,062,233

TOTAL LONG-TERM INVESTMENTS (Cost $235,059,823)		294,941,481

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (g)	$2,387,399	2,387,399

TOTAL SHORT-TERM INVESTMENTS (Cost $2,387,399)		2,387,399

TOTAL INVESTMENTS — 101.0% (Cost $237,447,222) (h)		297,328,880

Other Assets/(Liabilities) — (1.0)%		(2,944,193)

NET ASSETS — 100.0%		$294,384,687

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment was valued using significant unobservable inputs.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $1,767,616 or 0.60% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $746,008 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is a Master Limited Partnership
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $2,387,399. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $2,435,281.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	3/31/22	USD	556,996	SEK	5,078,832	(5,479)

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MM S&P Mid Cap Index Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 4.7%
Chemicals — 2.2%
Ashland Global Holdings, Inc.	10,645	$1,146,041
Cabot Corp.	10,698	601,228
The Chemours Co.	30,713	1,030,728
Ingevity Corp. (a)	7,404	530,867
Minerals Technologies, Inc.	6,288	459,967
NewMarket Corp.	1,302	446,222
Olin Corp.	26,977	1,551,717
RPM International, Inc.	24,357	2,460,057
Sensient Technologies Corp.	7,922	792,675
Valvoline, Inc.	33,898	1,264,056
		10,283,558
Iron & Steel — 1.7%
Cleveland-Cliffs, Inc. (a)	85,408	1,859,332
Commercial Metals Co.	22,728	824,799
Reliance Steel & Aluminum Co.	11,760	1,907,707
Steel Dynamics, Inc.	35,396	2,197,030
United States Steel Corp. (b)	50,924	1,212,500
		8,001,368
Mining — 0.8%
Alcoa Corp.	35,126	2,092,807
Compass Minerals International, Inc.	6,358	324,767
Royal Gold, Inc.	12,310	1,295,135
		3,712,709
		21,997,635
Communications — 2.2%
Internet — 0.4%
Mimecast Ltd. (a)	11,636	925,876
TripAdvisor, Inc. (a)	18,665	508,808
Yelp, Inc. (a)	12,944	469,091
		1,903,775
Media — 0.9%
Cable One, Inc.	930	1,640,009
The New York Times Co. Class A	31,349	1,514,157
TEGNA, Inc.	41,702	773,989

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
World Wrestling Entertainment, Inc. Class A (b)	8,454	$417,120
		4,345,275
Telecommunications — 0.9%
Ciena Corp. (a)	29,088	2,238,903
Iridium Communications, Inc. (a)	24,911	1,028,575
ViaSat, Inc. (a)	13,839	616,389
		3,883,867
		10,132,917
Consumer, Cyclical — 16.7%
Airlines — 0.2%
JetBlue Airways Corp. (a)	59,957	853,788
Apparel — 2.0%
Capri Holdings Ltd. (a)	28,238	1,832,928
Carter's, Inc.	7,963	806,015
Columbia Sportswear Co.	6,465	629,950
Crocs, Inc. (a)	11,042	1,415,805
Deckers Outdoor Corp. (a)	5,152	1,887,229
Hanesbrands, Inc.	65,804	1,100,243
Skechers U.S.A., Inc. Class A (a)	25,417	1,103,098
Urban Outfitters, Inc. (a)	12,416	364,534
		9,139,802
Auto Parts & Equipment — 1.7%
Adient PLC (a)	17,755	850,109
Dana, Inc.	27,181	620,270
Fox Factory Holding Corp. (a)	7,897	1,343,280
Gentex Corp.	44,376	1,546,504
The Goodyear Tire & Rubber Co. (a)	52,950	1,128,894
Lear Corp.	11,191	2,047,393
Visteon Corp. (a)	5,275	586,264
		8,122,714
Distribution & Wholesale — 1.1%
Avient Corp.	17,245	964,858
IAA, Inc. (a)	25,409	1,286,203
Univar Solutions, Inc. (a)	32,217	913,352
Watsco, Inc.	6,199	1,939,543
		5,103,956
Entertainment — 1.0%
Churchill Downs, Inc.	6,476	1,560,069
Marriott Vacations Worldwide Corp.	7,989	1,349,981
Scientific Games Corp. Class A (a)	18,186	1,215,370
Six Flags Entertainment Corp. (a)	14,583	620,944
		4,746,364
Home Builders — 1.0%
KB Home	16,150	722,389
Taylor Morrison Home Corp. (a)	23,157	809,569
Thor Industries, Inc.	10,464	1,085,849

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Toll Brothers, Inc.	21,468	$1,554,069
TRI Pointe Group, Inc. (a)	20,945	584,156
		4,756,032
Home Furnishing — 0.7%
Leggett & Platt, Inc.	25,130	1,034,351
MillerKnoll, Inc.	14,279	559,594
Tempur Sealy International, Inc.	36,128	1,699,100
		3,293,045
Housewares — 0.3%
The Scotts Miracle-Gro Co.	7,676	1,235,836
Leisure Time — 1.2%
Brunswick Corp.	14,462	1,456,757
Callaway Golf Co. (a)	22,080	605,875
Harley-Davidson, Inc.	28,997	1,092,897
Polaris, Inc.	10,748	1,181,313
YETI Holdings, Inc. (a)	16,440	1,361,725
		5,698,567
Lodging — 1.0%
Boyd Gaming Corp. (a)	15,371	1,007,876
Choice Hotels International, Inc.	6,185	964,798
Travel + Leisure Co.	16,265	898,967
Wyndham Hotels & Resorts, Inc.	17,483	1,567,351
		4,438,992
Retail — 6.2%
American Eagle Outfitters, Inc. (b)	28,909	731,976
AutoNation, Inc. (a)	7,533	880,231
BJ's Wholesale Club Holdings, Inc. (a)	25,624	1,716,039
Casey's General Stores, Inc.	6,990	1,379,477
Cracker Barrel Old Country Store, Inc.	4,424	569,103
Dick's Sporting Goods, Inc. (b)	12,171	1,399,543
FirstCash Holdings, Inc.	7,556	565,264
Five Below, Inc. (a)	10,517	2,175,862
Foot Locker, Inc.	17,016	742,408
GameStop Corp. Class A (a) (b)	11,637	1,726,815
Jack in the Box, Inc.	4,085	357,356
Kohl's Corp.	28,239	1,394,724
Lithia Motors, Inc.	5,682	1,687,270
Macy's, Inc.	58,104	1,521,163
MSC Industrial Direct Co., Inc. Class A	8,822	741,577
Murphy USA, Inc.	4,437	884,028
Nordstrom, Inc. (a) (b)	20,962	474,161
Nu Skin Enterprises, Inc. Class A	9,389	476,492
Ollie's Bargain Outlet Holdings, Inc. (a)	11,402	583,668
Papa John's International, Inc.	6,079	811,364
RH (a)	3,255	1,744,485
Texas Roadhouse, Inc.	13,125	1,171,800
Victoria's Secret & Co. (a)	13,652	758,232
The Wendy's Co.	33,049	788,219
Williams-Sonoma, Inc.	13,964	2,361,731

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wingstop, Inc.	5,621	$971,309
		28,614,297
Toys, Games & Hobbies — 0.3%
Mattel, Inc. (a)	66,014	1,423,262
		77,426,655
Consumer, Non-cyclical — 16.3%
Agriculture — 0.5%
Darling Ingredients, Inc. (a)	30,374	2,104,614
Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a)	1,769	893,522
Biotechnology — 1.1%
Arrowhead Pharmaceuticals, Inc. (a)	19,558	1,296,696
Exelixis, Inc. (a)	59,611	1,089,689
Halozyme Therapeutics, Inc. (a)	26,391	1,061,182
United Therapeutics Corp. (a)	8,453	1,826,524
		5,274,091
Commercial Services — 4.1%
ASGN, Inc. (a)	9,819	1,211,665
Avis Budget Group, Inc. (a)	7,521	1,559,630
The Brink's Co.	9,192	602,719
FTI Consulting, Inc. (a)	6,461	991,247
Graham Holdings Co. Class B	752	473,632
Grand Canyon Education, Inc. (a)	7,549	647,025
GXO Logistics, Inc. (a)	18,502	1,680,537
H&R Block, Inc.	33,098	779,789
HealthEquity, Inc. (a)	15,735	696,116
Insperity, Inc.	6,748	797,006
John Wiley & Sons, Inc. Class A	8,208	470,072
LiveRamp Holdings, Inc. (a)	12,831	615,246
ManpowerGroup, Inc.	10,221	994,810
Paylocity Holding Corp. (a)	7,436	1,756,086
PROG Holdings, Inc. (a)	10,687	482,091
Progyny, Inc. (a)	13,120	660,592
R1 RCM, Inc. (a)	25,005	637,377
Sabre Corp. (a) (b)	60,947	523,535
Service Corp. International	30,961	2,197,921
WEX, Inc. (a)	8,445	1,185,594
		18,962,690
Cosmetics & Personal Care — 0.1%
Coty, Inc. Class A (a)	63,236	663,978
Food — 1.8%
Flowers Foods, Inc.	37,446	1,028,642
Grocery Outlet Holding Corp. (a) (b)	16,464	465,602
The Hain Celestial Group, Inc. (a)	17,387	740,860
Ingredion, Inc.	12,538	1,211,672
Lancaster Colony Corp.	3,734	618,350
Performance Food Group Co. (a)	29,077	1,334,344
Pilgrim's Pride Corp. (a)	9,105	256,761
Post Holdings, Inc. (a)	11,031	1,243,525

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sanderson Farms, Inc.	3,997	$763,747
Sprouts Farmers Market, Inc. (a)	21,152	627,791
		8,291,294
Health Care – Products — 4.2%
Bruker Corp.	19,064	1,599,660
Envista Holdings Corp. (a)	30,270	1,363,966
Globus Medical, Inc. Class A (a)	14,893	1,075,275
Haemonetics Corp. (a)	9,630	510,775
ICU Medical, Inc. (a)	3,762	892,873
Integra LifeSciences Holdings Corp. (a)	13,726	919,505
LivaNova PLC (a)	10,030	876,923
Masimo Corp. (a)	9,541	2,793,414
Neogen Corp. (a)	20,252	919,643
NuVasive, Inc. (a)	9,749	511,627
Penumbra, Inc. (a)	6,591	1,893,726
Quidel Corp. (a)	7,146	964,639
Repligen Corp. (a)	9,656	2,557,295
STAAR Surgical Co. (a)	8,969	818,870
Tandem Diabetes Care, Inc. (a)	11,925	1,794,951
		19,493,142
Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a)	16,952	1,028,986
Amedisys, Inc. (a)	6,144	994,591
Chemed Corp.	2,888	1,527,867
Encompass Health Corp.	18,753	1,223,821
LHC Group, Inc. (a)	5,968	818,989
Medpace Holdings, Inc. (a)	5,417	1,178,956
Molina Healthcare, Inc. (a)	10,970	3,489,337
Syneos Health, Inc. (a)	19,465	1,998,666
Tenet Healthcare Corp. (a)	20,101	1,642,051
		13,903,264
Household Products & Wares — 0.2%
Helen of Troy Ltd. (a)	4,546	1,111,361
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC (a)	11,533	1,469,304
Neurocrine Biosciences, Inc. (a)	17,800	1,516,026
Option Care Health, Inc. (a)	26,104	742,398
Patterson Cos., Inc.	16,323	479,080
Perrigo Co. PLC	25,207	980,552
		5,187,360
		75,885,316
Energy — 2.8%
Energy – Alternate Sources — 0.7%
First Solar, Inc. (a)	18,556	1,617,341
SunPower Corp. (a)	15,645	326,511
Sunrun, Inc. (a) (b)	38,830	1,331,869
		3,275,721

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 0.9%
CNX Resources Corp. (a)	39,801	$547,264
DTE Midstream LLC (a)	18,229	874,627
EQT Corp. (a)	56,976	1,242,646
HollyFrontier Corp.	28,165	923,249
Murphy Oil Corp.	27,363	714,448
		4,302,234
Oil & Gas Services — 0.4%
ChampionX Corp. (a)	38,080	769,597
Nov, Inc.	73,631	997,700
		1,767,297
Pipelines — 0.8%
Antero Midstream Corp.	61,196	592,377
Equitrans Midstream Corp.	76,621	792,261
Targa Resources Corp.	42,989	2,245,746
		3,630,384
		12,975,636
Financial — 24.2%
Banks — 6.1%
Associated Banc-Corp.	28,289	639,049
Bank of Hawaii Corp.	7,624	638,586
Bank OZK	22,781	1,060,000
Cadence Bank	36,919	1,099,817
Cathay General Bancorp	14,445	620,991
CIT Group, Inc.	18,688	959,442
Commerce Bancshares, Inc.	20,910	1,437,353
Cullen/Frost Bankers, Inc.	10,637	1,341,007
East West Bancorp, Inc.	26,640	2,096,035
F.N.B. Corp.	60,120	729,256
First Financial Bankshares, Inc.	24,160	1,228,294
First Horizon Corp.	101,472	1,657,038
Fulton Financial Corp.	30,400	516,800
Glacier Bancorp, Inc.	20,439	1,158,891
Hancock Whitney Corp.	16,362	818,427
Home BancShares, Inc.	28,402	691,589
International Bancshares Corp.	10,029	425,129
PacWest Bancorp	22,097	998,121
Pinnacle Financial Partners, Inc.	14,281	1,363,835
Prosperity Bancshares, Inc.	17,345	1,254,044
Synovus Financial Corp.	27,291	1,306,420
Texas Capital Bancshares, Inc. (a)	9,536	574,544
UMB Financial Corp.	8,110	860,552
Umpqua Holdings Corp.	40,818	785,338
United Bankshares, Inc.	25,690	932,033
Valley National Bancorp	76,693	1,054,529
Webster Financial Corp.	17,070	953,189
Wintrust Financial Corp.	10,741	975,498
		28,175,807
Diversified Financial Services — 2.9%
Affiliated Managers Group, Inc.	7,660	1,260,147

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alliance Data Systems Corp.	9,383	$624,626
Evercore, Inc. Class A	7,352	998,769
Federated Hermes, Inc.	18,196	683,806
Interactive Brokers Group, Inc. Class A	16,464	1,307,571
Janus Henderson Group PLC	31,996	1,341,912
Jefferies Financial Group, Inc.	36,853	1,429,896
Navient Corp.	30,376	644,579
SEI Investments Co.	19,960	1,216,362
SLM Corp.	55,246	1,086,689
Stifel Financial Corp.	19,616	1,381,359
The Western Union Co.	75,408	1,345,279
		13,320,995
Insurance — 4.4%
Alleghany Corp. (a)	2,571	1,716,374
American Financial Group, Inc.	12,414	1,704,691
Brighthouse Financial, Inc. (a)	15,044	779,279
CNO Financial Group, Inc.	23,255	554,399
Essent Group Ltd.	20,807	947,343
First American Financial Corp.	20,597	1,611,303
The Hanover Insurance Group, Inc.	6,707	879,020
Kemper Corp.	11,276	662,916
Kinsale Capital Group, Inc.	4,042	961,551
Mercury General Corp.	4,965	263,443
MGIC Investment Corp.	61,350	884,667
Old Republic International Corp.	53,551	1,316,284
Primerica, Inc.	7,442	1,140,635
Reinsurance Group of America, Inc.	12,681	1,388,443
RenaissanceRe Holdings Ltd.	8,634	1,461,995
RLI Corp.	7,503	841,086
Selective Insurance Group, Inc.	11,332	928,544
Unum Group	38,537	946,854
Voya Financial, Inc.	20,869	1,383,823
		20,372,650
Real Estate — 0.5%
Jones Lang LaSalle, Inc. (a)	9,477	2,552,535
Real Estate Investment Trusts (REITS) — 9.8%
American Campus Communities, Inc.	26,108	1,495,727
Apartment Income REIT Corp.	29,458	1,610,469
Brixmor Property Group, Inc.	55,710	1,415,591
Camden Property Trust	19,197	3,430,120
Corporate Office Properties Trust	21,172	592,181
Cousins Properties, Inc.	28,020	1,128,646
CyrusOne, Inc.	23,827	2,137,758
Douglas Emmett, Inc.	33,069	1,107,811
EastGroup Properties, Inc.	7,635	1,739,635
EPR Properties	14,097	669,467
First Industrial Realty Trust, Inc.	24,448	1,618,458
Healthcare Realty Trust, Inc.	27,804	879,719
Highwoods Properties, Inc.	19,671	877,130
Hudson Pacific Properties, Inc.	28,737	710,091
JBG SMITH Properties	21,512	617,609
Kilroy Realty Corp.	19,660	1,306,604
Kite Realty Group Trust	41,277	899,013
Lamar Advertising Co. Class A	16,297	1,976,826

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Life Storage, Inc.	15,400	$2,358,972
The Macerich Co.	40,147	693,740
Medical Properties Trust, Inc.	111,978	2,646,040
National Retail Properties, Inc.	32,951	1,583,955
National Storage Affiliates Trust	15,445	1,068,794
Omega Healthcare Investors, Inc.	45,032	1,332,497
Park Hotels & Resorts, Inc. (a)	44,563	841,349
Pebblebrook Hotel Trust	24,757	553,814
Physicians Realty Trust	41,515	781,727
PotlatchDeltic Corp.	12,645	761,482
PS Business Parks, Inc.	3,789	697,820
Rayonier, Inc.	26,976	1,088,751
Rexford Industrial Realty, Inc.	28,442	2,306,931
Sabra Health Care REIT, Inc.	43,096	583,520
SL Green Realty Corp.	12,531	898,473
Spirit Realty Capital, Inc.	23,241	1,119,984
STORE Capital Corp.	46,048	1,584,051
Urban Edge Properties	20,758	394,402
		45,509,157
Savings & Loans — 0.5%
New York Community Bancorp, Inc.	87,635	1,070,023
Sterling Bancorp	36,307	936,358
Washington Federal, Inc.	12,279	409,873
		2,416,254
		112,347,398
Industrial — 20.6%
Aerospace & Defense — 0.3%
Hexcel Corp. (a)	15,808	818,855
Mercury Systems, Inc. (a)	10,673	587,655
		1,406,510
Building Materials — 3.1%
Builders FirstSource, Inc. (a)	35,967	3,082,732
Eagle Materials, Inc.	7,666	1,276,082
Lennox International, Inc.	6,319	2,049,631
Louisiana-Pacific Corp.	16,502	1,292,932
MDU Resources Group, Inc.	38,318	1,181,727
Owens Corning	18,857	1,706,558
Simpson Manufacturing Co., Inc.	8,186	1,138,427
Trex Co., Inc. (a)	21,620	2,919,349
		14,647,438
Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	6,551	1,386,978
Belden, Inc.	8,461	556,142
Energizer Holdings, Inc.	11,855	475,385
EnerSys	7,893	624,021
Littelfuse, Inc.	4,621	1,454,136
Universal Display Corp.	8,168	1,347,965
		5,844,627

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 3.4%
Arrow Electronics, Inc. (a)	13,067	$1,754,506
Avnet, Inc.	18,696	770,836
Coherent, Inc. (a)	4,623	1,232,215
Hubbell, Inc.	10,215	2,127,478
II-VI, Inc. (a) (b)	19,910	1,360,450
Jabil, Inc.	26,904	1,892,696
National Instruments Corp.	24,723	1,079,654
nVent Electric PLC	31,704	1,204,752
TD SYNNEX Corp.	7,780	889,721
Vicor Corp. (a)	4,041	513,126
Vishay Intertechnology, Inc.	24,982	546,356
Vontier Corp.	31,853	978,843
Woodward, Inc.	11,824	1,294,255
		15,644,888
Engineering & Construction — 1.6%
AECOM (a)	27,044	2,091,853
Dycom Industries, Inc. (a)	5,686	533,119
EMCOR Group, Inc.	10,033	1,278,104
Fluor Corp. (a) (b)	26,650	660,121
MasTec, Inc. (a)	10,783	995,055
TopBuild Corp. (a)	6,179	1,704,848
		7,263,100
Environmental Controls — 0.8%
Clean Harbors, Inc. (a)	9,433	941,130
Stericycle, Inc. (a)	17,309	1,032,309
Tetra Tech, Inc.	10,147	1,722,961
		3,696,400
Hand & Machine Tools — 1.1%
Kennametal, Inc.	15,766	566,157
Lincoln Electric Holdings, Inc.	11,079	1,545,188
MSA Safety, Inc.	6,870	1,037,095
Regal Rexnord Corp.	12,721	2,164,860
		5,313,300
Machinery – Construction & Mining — 0.4%
Oshkosh Corp.	12,876	1,451,254
Terex Corp.	13,156	578,206
		2,029,460
Machinery – Diversified — 3.7%
AGCO Corp.	11,510	1,335,390
Cognex Corp.	33,201	2,581,710
Colfax Corp. (a)	25,377	1,166,581
Crane Co.	9,409	957,177
Curtiss-Wright Corp.	7,394	1,025,326
Flowserve Corp.	24,551	751,260
Graco, Inc.	31,916	2,573,068
The Middleby Corp. (a)	10,442	2,054,568
Nordson Corp.	10,149	2,590,735

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Toro Co.	19,982	$1,996,402
		17,032,217
Metal Fabricate & Hardware — 0.5%
The Timken Co.	12,963	898,206
Valmont Industries, Inc.	4,000	1,002,000
Worthington Industries, Inc.	6,097	333,262
		2,233,468
Miscellaneous - Manufacturing — 1.7%
Axon Enterprise, Inc. (a)	12,329	1,935,653
Carlisle Cos., Inc.	9,817	2,435,794
Donaldson Co., Inc.	23,183	1,373,825
ITT, Inc.	16,063	1,641,478
Trinity Industries, Inc.	15,420	465,684
		7,852,434
Packaging & Containers — 0.8%
AptarGroup, Inc.	12,349	1,512,505
Greif, Inc. Class A	4,959	299,375
Silgan Holdings, Inc.	15,826	677,986
Sonoco Products Co.	18,540	1,073,281
		3,563,147
Transportation — 1.8%
Kirby Corp. (a)	11,327	673,050
Knight-Swift Transportation Holdings, Inc.	31,149	1,898,220
Landstar System, Inc.	7,180	1,285,364
Ryder System, Inc.	10,120	834,192
Saia, Inc. (a)	4,942	1,665,602
Werner Enterprises, Inc.	11,468	546,565
XPO Logistics, Inc. (a)	18,506	1,432,919
		8,335,912
Trucking & Leasing — 0.1%
GATX Corp.	6,692	697,239
		95,560,140
Technology — 9.2%
Computers — 2.2%
CACI International, Inc. Class A (a)	4,374	1,177,524
Genpact Ltd.	32,470	1,723,508
KBR, Inc.	26,438	1,258,978
Kyndryl Holdings, Inc. (a)	33,758	611,020
Lumentum Holdings, Inc. (a)	13,564	1,434,664
MAXIMUS, Inc.	11,582	922,738
NCR Corp. (a)	24,874	999,935
Qualys, Inc. (a)	6,291	863,251
Science Applications International Corp.	10,848	906,784
		9,898,402
Office & Business Equipment — 0.1%
Xerox Holdings Corp.	25,905	586,489

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 3.6%
Amkor Technology, Inc.	18,888	$468,234
Azenta, Inc.	13,947	1,438,075
Cirrus Logic, Inc. (a)	10,771	991,148
CMC Materials, Inc.	5,354	1,026,308
Lattice Semiconductor Corp. (a)	25,705	1,980,827
MKS Instruments, Inc.	10,408	1,812,761
Power Integrations, Inc.	11,366	1,055,788
Semtech Corp. (a)	12,140	1,079,610
Silicon Laboratories, Inc. (a)	7,540	1,556,407
SiTime Corp. (a)	2,824	826,133
Synaptics, Inc. (a)	7,383	2,137,452
Wolfspeed, Inc. (a)	21,761	2,432,227
		16,804,970
Software — 3.3%
ACI Worldwide, Inc. (a)	22,154	768,744
Aspen Technology, Inc. (a)	12,561	1,911,784
Blackbaud, Inc. (a)	7,807	616,597
CDK Global, Inc.	22,294	930,552
Cerence, Inc. (a)	7,162	548,896
CommVault Systems, Inc. (a)	8,583	591,540
Concentrix Corp.	8,049	1,437,712
Digital Turbine, Inc. (a) (b)	16,569	1,010,543
Envestnet, Inc. (a)	10,295	816,805
Fair Isaac Corp. (a)	5,137	2,227,763
Manhattan Associates, Inc. (a)	11,878	1,846,910
SailPoint Technologies Holding, Inc. (a)	17,574	849,527
Teradata Corp. (a)	20,380	865,539
Ziff Davis, Inc. (a)	9,086	1,007,274
		15,430,186
		42,720,047
Utilities — 3.1%
Electric — 1.3%
ALLETE, Inc.	9,906	657,263
Black Hills Corp.	12,026	848,675
Hawaiian Electric Industries, Inc.	20,598	854,817
IDACORP, Inc.	9,518	1,078,485
NorthWestern Corp. (b)	9,922	567,141
OGE Energy Corp.	37,552	1,441,246
PNM Resources, Inc.	16,173	737,650
		6,185,277
Gas — 1.3%
National Fuel Gas Co.	17,183	1,098,681
New Jersey Resources Corp.	18,173	746,184
ONE Gas, Inc.	10,097	783,426
Southwest Gas Holdings, Inc.	11,379	797,099
Spire, Inc.	9,740	635,243
UGI Corp.	39,245	1,801,738
		5,862,371

MM S&P Mid Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.5%
Essential Utilities, Inc.	43,184	$2,318,549
		14,366,197

TOTAL COMMON STOCK (Cost $332,343,916)		463,411,941

TOTAL EQUITIES (Cost $332,343,916)		463,411,941

MUTUAL FUNDS — 0.3%
Diversified Financial Services — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,458,188	1,458,188

TOTAL MUTUAL FUNDS (Cost $1,458,188)		1,458,188

TOTAL LONG-TERM INVESTMENTS (Cost $333,802,104)		464,870,129

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (d)	$1,449,151	1,449,151
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
0.038% 1/27/22 (e) (f)	930,000	929,983

TOTAL SHORT-TERM INVESTMENTS (Cost $2,379,126)		2,379,134

TOTAL INVESTMENTS — 100.6% (Cost $336,181,230) (g)		467,249,263

Other Assets/(Liabilities) — (0.6)%		(2,967,172)

NET ASSETS — 100.0%		$464,282,091

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $7,604,691 or 1.64% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $6,331,294 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $1,449,151. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $1,478,186.
(e)	The rate shown represents yield-to-maturity.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P Mid Cap 400 E Mini Index	3/18/22	9	$2,468,680	$85,250

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 3.2%
Chemicals — 1.9%
AdvanSix, Inc.	2,677	$126,488
American Vanguard Corp.	2,876	47,138
Amyris, Inc. (a) (b)	17,213	93,122
Balchem Corp.	3,151	531,259
Cabot Corp.	5,449	306,234
Codexis, Inc. (a)	5,877	183,774
Danimer Scientific, Inc. (a) (b)	8,836	75,283
Ecovyst, Inc.	5,039	51,599
Ferro Corp. (a)	8,051	175,753
GCP Applied Technologies, Inc. (a)	4,807	152,190
H.B. Fuller Co.	5,079	411,399
Hawkins, Inc.	1,889	74,521
Ingevity Corp. (a)	3,862	276,905
Innospec, Inc.	2,369	214,015
Intrepid Potash, Inc. (a)	976	41,704
Koppers Holdings, Inc. (a)	2,040	63,852
Kraton Corp. (a)	3,071	142,249
Kronos Worldwide, Inc.	2,208	33,142
Marrone Bio Innovations, Inc. (a)	9,622	6,930
Minerals Technologies, Inc.	3,236	236,713
Oil-Dri Corp. of America	513	16,791
Orion Engineered Carbons SA (a)	5,997	110,105
Quaker Chemical Corp.	1,315	303,476
Rayonier Advanced Materials, Inc. (a)	6,136	35,037
Rogers Corp. (a)	1,828	499,044
Sensient Technologies Corp.	4,121	412,347
Stepan Co.	2,084	259,020
Trinseo PLC	3,810	199,873
Tronox Holdings PLC Class A	11,175	268,535
Unifi, Inc. (a)	1,315	30,442
Valhi, Inc.	230	6,613
Zymergen, Inc. (a)	7,816	52,289
		5,437,842
Forest Products & Paper — 0.1%
Clearwater Paper Corp. (a)	1,621	59,442
Glatfelter Corp.	4,308	74,098
Neenah, Inc.	1,659	76,778
Schweitzer-Mauduit International, Inc.	3,095	92,540
Verso Corp. Class A	2,649	71,576
		374,434
Iron & Steel — 0.3%
Allegheny Technologies, Inc. (a)	12,450	198,329

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Carpenter Technology Corp.	4,654	$135,850
Commercial Metals Co.	11,703	424,702
Schnitzer Steel Industries, Inc. Class A	2,532	131,461
		890,342
Mining — 0.9%
Arconic Corp. (a)	10,427	344,195
Century Aluminum Co. (a)	5,049	83,612
Coeur Mining, Inc. (a)	25,003	126,015
Compass Minerals International, Inc.	3,340	170,607
Constellium SE (a)	12,122	217,105
Energy Fuels, Inc. (a)	15,096	115,183
Ferroglobe Representation & Warranty Insurance Trust (a) (c) (d)	10,133	—
Gatos Silver, Inc. (a)	4,553	47,260
Hecla Mining Co.	51,762	270,198
Kaiser Aluminum Corp.	1,545	145,137
Livent Corp. (a) (b)	15,807	385,375
MP Materials Corp. (a)	7,404	336,290
Novagold Resources, Inc. (a)	23,212	159,234
Perpetua Resources Corp. (a)	3,093	14,692
PolyMet Mining Corp. (a)	2,882	7,205
United States Lime & Minerals, Inc.	206	26,578
Ur-Energy, Inc. (a)	17,906	21,845
Uranium Energy Corp. (a) (b)	24,978	83,676
		2,554,207
		9,256,825
Communications — 4.2%
Advertising — 0.1%
Advantage Solutions, Inc. (a) (b)	7,502	60,166
Boston Omaha Corp. Class A (a)	1,981	56,914
Clear Channel Outdoor Holdings, Inc. (a)	35,475	117,422
Fluent, Inc. (a) (b)	4,210	8,378
National CineMedia, Inc.	5,819	16,351
Quotient Technology, Inc. (a)	8,732	64,792
Stagwell, Inc. (a)	6,052	52,471
		376,494
Internet — 1.9%
1-800-Flowers.com, Inc. Class A (a)	2,618	61,183
1stdibs.com, Inc. (a)	643	8,044
aka Brands Holding Corp. (a)	912	8,436
Bright Health Group, Inc. (a)	5,304	18,246
Cargurus, Inc. (a)	9,318	313,458
CarParts.com, Inc. (a) (b)	4,802	53,782
Cars.com, Inc. (a)	6,682	107,513
ChannelAdvisor Corp. (a)	2,871	70,856
Cogent Communications Holdings, Inc.	4,146	303,404
Comscore, Inc. (a)	6,825	22,796
Couchbase, Inc. (a)	957	23,887
Digital Media Solutions, Inc. Class A (a)	308	1,472
ePlus, Inc. (a)	2,630	141,704
Eventbrite, Inc. Class A (a) (b)	7,426	129,510
Everquote, Inc. Class A (a)	1,898	29,723
fuboTV, Inc. (a) (b)	13,211	205,035
Groupon, Inc. (a) (b)	2,313	53,569

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HealthStream, Inc. (a)	2,484	$65,478
HyreCar, Inc. (a)	1,754	8,261
Lands' End, Inc. (a)	1,420	27,875
Limelight Networks, Inc. (a) (b)	12,410	42,566
Liquidity Services, Inc. (a)	2,602	57,452
Liveone, Inc. Common Stock Usd.001 (a)	5,679	7,269
Lulu's Fashion Lounge Holdings, Inc. (a)	551	5,637
Magnite, Inc. (a) (b)	12,658	221,515
MediaAlpha, Inc. Class A (a)	2,105	32,501
Mimecast Ltd. (a)	5,948	473,282
Open Lending Corp. Class A (a)	10,156	228,307
Overstock.com, Inc. (a)	4,193	247,429
Perficient, Inc. (a)	3,173	410,237
Q2 Holdings, Inc. (a)	5,335	423,813
QuinStreet, Inc. (a)	4,897	89,077
RealReal, Inc. (a)	7,776	90,279
Revolve Group, Inc. (a)	3,510	196,700
Shutterstock, Inc.	2,280	252,806
Solo Brands, Inc. Class A (a)	1,131	17,678
Stitch Fix, Inc. Class A (a)	7,945	150,319
TechTarget, Inc. (a)	2,554	244,316
TrueCar, Inc. (a)	9,462	32,171
Tucows, Inc. Class A (a)	959	80,383
Upwork, Inc. (a)	11,511	393,216
VirnetX Holding Corp. (a) (b)	6,322	16,437
Yelp, Inc. (a)	6,949	251,832
		5,619,454
Media — 0.7%
AMC Networks, Inc. Class A (a)	2,842	97,878
CuriosityStream, Inc. (a)	2,523	14,961
The E.W. Scripps Co. Class A	5,598	108,321
Entercom Communications Corp. (a)	11,703	30,077
Entravision Communications Corp. Class A	5,897	39,982
Gannett Co., Inc. (a)	13,850	73,820
Gray Television, Inc.	8,353	168,396
Hemisphere Media Group, Inc. (a)	1,570	11,414
Houghton Mifflin Harcourt Co. (a)	12,410	199,801
iHeartMedia, Inc. Class A (a)	10,902	229,378
Liberty Latin America Ltd. Class A (a)	3,909	45,579
Liberty Latin America Ltd. Class C (a)	15,154	172,756
Scholastic Corp.	2,577	102,977
Sinclair Broadcast Group, Inc. Class A	4,490	118,671
TEGNA, Inc.	21,567	400,284
Thryv Holdings, Inc. (a) (b)	748	30,765
Value Line, Inc.	91	4,261
WideOpenWest, Inc. (a)	5,119	110,161
		1,959,482
Telecommunications — 1.5%
A10 Networks, Inc.	5,930	98,319
ADTRAN, Inc.	4,718	107,712
Anterix, Inc. (a)	1,127	66,223
ATN International, Inc.	1,090	43,546
Aviat Networks, Inc. (a)	1,068	34,261
CalAmp Corp. (a)	3,463	24,449
Calix, Inc. (a)	5,382	430,399

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cambium Networks Corp. (a)	1,052	$26,963
Casa Systems, Inc. (a)	3,043	17,254
Clearfield, Inc. (a)	1,125	94,972
Consolidated Communications Holdings, Inc. (a) (b)	7,160	53,557
DZS, Inc. (a)	1,661	26,941
EchoStar Corp. Class A (a)	3,634	95,756
Extreme Networks, Inc. (a)	12,413	194,884
Globalstar, Inc. (a) (b)	59,751	69,311
Gogo, Inc. (a)	5,817	78,704
Harmonic, Inc. (a)	8,832	103,864
IDT Corp. Class B (a)	1,954	86,289
Infinera Corp. (a)	17,900	171,661
InterDigital, Inc.	2,999	214,818
Iridium Communications, Inc. (a)	11,530	476,074
KVH Industries, Inc. (a)	1,431	13,151
Maxar Technologies, Inc.	7,082	209,131
NeoPhotonics Corp. (a)	5,047	77,572
NETGEAR, Inc. (a)	2,806	81,963
Ooma, Inc. (a)	2,132	43,578
Plantronics, Inc. (a) (b)	4,123	120,969
Preformed Line Products Co.	292	18,892
Ribbon Communications, Inc. (a)	6,988	42,277
Shenandoah Telecommunications Co.	4,722	120,411
Telephone & Data Systems, Inc.	9,878	199,042
Telesat Corp. (a)	1,276	36,583
United States Cellular Corp. (a)	1,519	47,879
Viavi Solutions, Inc. (a)	23,440	413,013
Vonage Holdings Corp. (a)	23,592	490,478
		4,430,896
		12,386,326
Consumer, Cyclical — 13.4%
Airlines — 0.3%
Allegiant Travel Co. (a)	1,491	278,877
Frontier Group Holdings, Inc. (a)	3,416	46,355
Hawaiian Holdings, Inc. (a)	5,000	91,850
Mesa Air Group, Inc. (a)	3,393	19,001
SkyWest, Inc. (a)	4,888	192,098
Spirit Airlines, Inc. (a)	9,543	208,514
Sun Country Airlines Holdings, Inc. (a)	3,136	85,456
		922,151
Apparel — 0.7%
Crocs, Inc. (a)	5,689	729,444
Fossil Group, Inc. (a)	4,682	48,178
Kontoor Brands, Inc.	5,051	258,864
Oxford Industries, Inc.	1,575	159,894
PLBY Group, Inc. (a)	2,809	74,832
Rocky Brands, Inc.	678	26,984
Steven Madden Ltd.	7,890	366,648
Superior Group of Cos, Inc.	1,145	25,121
Torrid Holdings, Inc. (a)	1,252	12,370
Urban Outfitters, Inc. (a)	6,716	197,182
Wolverine World Wide, Inc.	7,892	227,368
		2,126,885

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.3%
Arcimoto, Inc. (a)	2,709	$21,076
Blue Bird Corp. (a)	1,565	24,477
Canoo, Inc. (a) (b)	10,394	80,242
Fisker, Inc. (a)	15,923	250,469
Hyliion Holdings Corp. (a)	11,526	71,461
Lordstown Motors Corp. Class A (a) (b)	15,122	52,171
Nikola Corp. (a) (b)	22,221	219,321
REV Group, Inc.	2,792	39,507
Wabash National Corp.	4,847	94,613
Workhorse Group, Inc. (a)	11,858	51,701
XL Fleet Corp. (a) (b)	3,429	11,350
		916,388
Auto Parts & Equipment — 1.5%
Adient PLC (a)	9,243	442,555
Aeva Technologies, Inc. (a)	10,306	77,913
American Axle & Manufacturing Holdings, Inc. (a)	11,020	102,817
Commercial Vehicle Group, Inc. (a)	3,128	25,212
Cooper-Standard Holding, Inc. (a)	1,649	36,954
Dana, Inc.	14,156	323,040
Dorman Products, Inc. (a)	2,576	291,114
Douglas Dynamics, Inc.	2,237	87,377
Fox Factory Holding Corp. (a)	4,124	701,492
Gentherm, Inc. (a)	3,238	281,382
The Goodyear Tire & Rubber Co. (a)	26,981	575,235
Meritor, Inc. (a)	6,639	164,514
Methode Electronics, Inc.	3,747	184,240
Miller Industries, Inc.	1,102	36,807
Modine Manufacturing Co. (a)	4,910	49,542
Motorcar Parts of America, Inc. (a)	1,863	31,801
Romeo Power, Inc. (a)	12,357	45,103
The Shyft Group, Inc.	3,382	166,158
Standard Motor Products, Inc.	2,046	107,190
Tenneco, Inc. Class A (a)	6,687	75,563
Titan International, Inc. (a)	5,007	54,877
Velodyne Lidar, Inc. (a)	7,509	34,842
Visteon Corp. (a)	2,700	300,078
XPEL, Inc. (a)	1,753	119,695
		4,315,501
Distribution & Wholesale — 0.9%
A-Mark Precious Metals, Inc.	857	52,363
Avient Corp.	8,892	497,507
EVI Industries, Inc. (a)	555	17,333
G-III Apparel Group Ltd. (a)	4,327	119,598
Global Industrial Co.	1,250	51,125
H&E Equipment Services, Inc.	3,147	139,318
Ideanomics, Inc. (a) (b)	42,972	51,566
KAR Auction Services, Inc. (a)	11,744	183,441
Resideo Technologies, Inc. (a)	14,098	366,971
ScanSource, Inc. (a)	2,480	86,998
Titan Machinery, Inc. (a)	1,904	64,146
Veritiv Corp. (a)	1,399	171,475
VSE Corp.	1,040	63,378

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WESCO International, Inc. (a)	4,350	$572,417
		2,437,636
Entertainment — 1.6%
Accel Entertainment, Inc. (a)	5,537	72,092
AMC Entertainment Holdings, Inc. Class A (a)	50,377	1,370,254
Bally's Corp. (a)	3,191	121,449
Chicken Soup For The Soul Entertainment, Inc. (a)	693	9,591
Cinemark Holdings, Inc. (a)	10,557	170,179
Eros STX Global Corp. (a)	30,642	7,345
Esports Technologies, Inc. (a)	1,079	22,184
Everi Holdings, Inc. (a)	8,351	178,294
GAN Ltd. (a)	3,985	36,622
Golden Entertainment, Inc. (a)	1,676	84,688
Golden Nugget Online Gaming, Inc. (a)	3,910	38,905
Hall of Fame Resort & Entertainment Co. (a) (b)	5,532	8,409
IMAX Corp. (a)	4,914	87,666
International Game Technology PLC (b)	9,745	281,728
Liberty Media Corp-Liberty Braves Class A (a) (b)	979	28,146
Liberty Media Corp-Liberty Braves Class C (a)	3,604	101,272
Lions Gate Entertainment Corp. Class A (a) (b)	5,747	95,630
Lions Gate Entertainment Corp. Class B (a)	11,505	177,062
Madison Square Garden Entertainment Corp. (a) (b)	2,556	179,789
Monarch Casino & Resort, Inc. (a)	1,281	94,730
NEOGAMES SA (a)	1,005	27,919
RCI Hospitality Holdings, Inc.	820	63,862
Red Rock Resorts, Inc. Class A	5,825	320,433
Rush Street Interactive, Inc. (a)	5,111	84,332
Scientific Games Corp. Class A (a)	9,387	627,333
SeaWorld Entertainment, Inc. (a)	5,024	325,857
		4,615,771
Food Services — 0.1%
Healthcare Services Group, Inc.	7,335	130,490
Sovos Brands, Inc. (a)	2,487	37,429
		167,919
Home Builders — 1.5%
Beazer Homes USA, Inc. (a)	2,877	66,804
Cavco Industries, Inc. (a)	898	285,250
Century Communities, Inc.	2,914	238,336
Forestar Group, Inc. (a)	1,694	36,844
Green Brick Partners, Inc. (a)	3,035	92,052
Hovnanian Enterprises, Inc. Class A (a)	503	64,027
Installed Building Products, Inc.	2,313	323,172
KB Home	7,777	347,865
Landsea Homes Corp. (a)	1,022	7,481
LCI Industries	2,416	376,582
LGI Homes, Inc. (a)	2,109	325,798
M.D.C. Holdings, Inc.	5,559	310,359
M/I Homes, Inc. (a)	2,805	174,415
Meritage Home Corp. (a)	3,611	440,759
Skyline Champion Corp. (a)	5,121	404,457
Taylor Morrison Home Corp. (a)	11,689	408,647
TRI Pointe Group, Inc. (a)	10,890	303,722

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Winnebago Industries, Inc.	3,146	$235,698
		4,442,268
Home Furnishing — 0.5%
Aterian, Inc. (a)	2,541	10,444
Casper Sleep, Inc. (a) (b)	2,861	19,111
Daktronics, Inc. (a)	3,621	18,286
Ethan Allen Interiors, Inc.	2,212	58,153
Flexsteel Industries, Inc. (b)	646	17,352
Hamilton Beach Brands Holding Co. Class A	723	10,382
Hooker Furnishings Corp. (b)	1,145	26,656
iRobot Corp. (a)	2,618	172,474
The Lovesac Co. (a)	1,248	82,693
MillerKnoll, Inc.	7,241	283,775
Purple Innovation, Inc. (a) (b)	5,655	75,042
Sleep Number Corp. (a)	2,160	165,456
Snap One Holdings Corp. (a)	1,315	27,720
Sonos, Inc. (a) (b)	11,729	349,524
Traeger, Inc. (a)	2,235	27,178
Universal Electronics, Inc. (a)	1,244	50,693
VOXX International Corp. (a)	1,508	15,336
Weber, Inc. Class A	1,679	21,709
		1,431,984
Housewares — 0.0%
Lifetime Brands, Inc.	1,251	19,979
Tupperware Brands Corp. (a)	4,773	72,979
		92,958
Leisure Time — 0.5%
Acushnet Holdings Corp.	3,384	179,623
Callaway Golf Co. (a)	11,285	309,660
Camping World Holdings, Inc. Class A (b)	4,077	164,711
Clarus Corp.	2,568	71,185
Drive Shack, Inc. (a)	8,323	11,902
Escalade, Inc.	991	15,648
F45 Training Holdings, Inc. Common Stock Usd.00005 (a)	2,027	22,074
Johnson Outdoors, Inc. Class A	514	48,157
Liberty TripAdvisor Holdings, Inc. Class A (a)	7,070	15,342
Life Time Group Holdings, Inc. (a)	3,844	66,155
Lindblad Expeditions Holdings, Inc. (a) (b)	3,011	46,971
Malibu Boats, Inc. Class A (a)	2,030	139,522
Marine Products Corp. (b)	791	9,887
MasterCraft Boat Holdings, Inc. (a)	1,845	52,269
Nautilus, Inc. (a)	2,975	18,237
OneSpaWorld Holdings Ltd. (a)	5,188	51,984
OneWater Marine, Inc. Class A	1,007	61,397
Vista Outdoor, Inc. (a)	5,593	257,669
Xponential Fitness, Inc. (a)	902	18,437
		1,560,830
Lodging — 0.2%
Bluegreen Vacations Holding Corp. (a)	1,384	48,578
Century Casinos, Inc. (a)	2,666	32,472
Full House Resorts, Inc. (a)	3,249	39,345
Hilton Grand Vacations, Inc. (a)	8,343	434,754

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Marcus Corp. (a)	2,269	$40,524
Target Hospitality Corp. (a)	2,544	9,057
		604,730
Office Furnishings — 0.2%
CompX International, Inc.	141	3,168
HNI Corp.	4,273	179,680
Interface, Inc.	5,735	91,473
Kimball International, Inc. Class B	3,536	36,173
Steelcase, Inc. Class A	8,341	97,757
		408,251
Retail — 5.0%
Abercrombie & Fitch Co. Class A (a)	5,705	198,705
Academy Sports & Outdoors, Inc. (a)	7,576	332,586
America's Car-Mart, Inc. (a)	578	59,187
American Eagle Outfitters, Inc. (b)	14,840	375,749
Arko Corp. (a)	11,789	103,390
Asbury Automotive Group, Inc. (a)	2,263	390,888
Aspen Aerogels, Inc. (a)	2,154	107,248
Barnes & Noble Education, Inc. (a)	4,413	30,053
Bassett Furniture Industries, Inc.	922	15,462
Beacon Roofing Supply, Inc. (a)	5,427	311,238
Bed Bath & Beyond, Inc. (a)	9,915	144,561
Big 5 Sporting Goods Corp. (b)	2,069	39,332
Big Lots, Inc.	3,138	141,367
Biglari Holdings, Inc. Class B (a)	78	11,120
BJ's Restaurants, Inc. (a)	2,230	77,047
BJ's Wholesale Club Holdings, Inc. (a)	13,384	896,327
Bloomin' Brands, Inc. (a)	8,666	181,813
BlueLinx Holdings, Inc. (a)	907	86,854
Boot Barn Holdings, Inc. (a)	2,850	350,693
Brinker International, Inc. (a)	4,449	162,789
The Buckle, Inc.	2,912	123,207
Caleres, Inc.	3,631	82,351
Cannae Holdings, Inc. (a)	8,239	289,601
CarLotz, Inc. (a)	7,067	16,042
Carrols Restaurant Group, Inc.	3,351	9,919
The Cato Corp. Class A	1,963	33,685
The Cheesecake Factory, Inc. (a)	4,505	176,371
Chico's FAS, Inc. (a)	11,818	63,581
The Children's Place, Inc. (a)	1,374	108,944
Chuy's Holdings, Inc. (a)	1,954	58,855
Citi Trends, Inc. (a) (b)	840	79,590
Clean Energy Fuels Corp. (a)	15,147	92,851
Conn's, Inc. (a) (b)	1,772	41,677
The Container Store Group, Inc. (a)	3,156	31,497
Cracker Barrel Old Country Store, Inc.	2,302	296,129
Dave & Buster's Entertainment, Inc. (a)	4,226	162,278
Del Taco Restaurants, Inc.	2,903	36,142
Denny's Corp. (a)	6,075	97,200
Designer Brands, Inc. Class A (a)	5,875	83,484
Dillard's, Inc. Class A	570	139,661
Dine Brands Global, Inc.	1,597	121,069
Duluth Holdings, Inc. Class B (a)	1,180	17,912
El Pollo Loco Holdings, Inc. (a)	1,885	26,748
Fiesta Restaurant Group, Inc. (a)	1,715	18,882

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
First Watch Restaurant Group, Inc. (a)	1,051	$17,615
FirstCash Holdings, Inc.	3,918	293,106
Franchise Group, Inc.	2,770	144,483
Genesco, Inc. (a)	1,447	92,854
GMS, Inc. (a)	4,155	249,757
Group 1 Automotive, Inc.	1,713	334,412
GrowGeneration Corp. (a)	5,325	69,491
Guess?, Inc.	3,981	94,270
Haverty Furniture Cos., Inc.	1,595	48,759
Hibbett, Inc.	1,446	104,011
Jack in the Box, Inc.	2,140	187,207
JOANN, Inc.	1,180	12,248
Kirkland's, Inc. (a)	1,292	19,290
Kura Sushi USA, Inc. Class A (a)	397	32,094
La-Z-Boy, Inc.	4,278	155,334
Lazydays Holdings, Inc. (a)	725	15,617
Lumber Liquidators Holdings, Inc. (a)	2,812	48,001
Macy's, Inc.	30,666	802,836
MarineMax, Inc. (a)	2,065	121,918
MedAvail Holdings, Inc. (a)	1,307	1,830
Movado Group, Inc.	1,529	63,958
Murphy USA, Inc.	2,359	470,007
National Vision Holdings, Inc. (a)	7,960	382,000
Noodles & Co. (a)	3,986	36,153
Nu Skin Enterprises, Inc. Class A	4,835	245,376
The ODP Corp. (a)	4,495	176,564
The ONE Group Hospitality, Inc. (a)	2,053	25,888
OptimizeRx Corp. (a)	1,677	104,158
Papa John's International, Inc.	3,226	430,574
Party City Holdco, Inc. (a) (b)	10,856	60,468
PC Connection, Inc.	1,088	46,925
PetMed Express, Inc. (b)	1,935	48,878
Portillo's, Inc. Class A (a)	2,283	85,704
PriceSmart, Inc.	2,297	168,072
Red Robin Gourmet Burgers, Inc. (a)	1,542	25,489
Regis Corp. (a) (b)	4,189	7,289
Rite Aid Corp. (a) (b)	5,404	79,385
Rush Enterprises, Inc. Class A	4,085	227,289
Rush Enterprises, Inc. Class B	642	34,649
Ruth's Hospitality Group, Inc. (a)	3,236	64,396
Sally Beauty Holdings, Inc. (a)	10,970	202,506
Shake Shack, Inc. Class A (a)	3,645	263,023
Shift Technologies, Inc. (a) (b)	6,140	20,937
Shoe Carnival, Inc.	1,735	67,804
Signet Jewelers Ltd.	5,147	447,943
Sonic Automotive, Inc. Class A	2,092	103,449
Sportsman's Warehouse Holdings, Inc. (a)	4,272	50,410
Texas Roadhouse, Inc.	6,843	610,943
Tilly's, Inc. Class A	2,250	36,248
TravelCenters of America, Inc. (a)	1,226	63,286
Vera Bradley, Inc. (a)	2,535	21,573
Wingstop, Inc.	2,914	503,539
Winmark Corp.	342	84,915
World Fuel Services Corp.	6,107	161,652
Zumiez, Inc. (a) (b)	2,062	98,955
		14,589,623

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 0.1%
UniFirst Corp.	1,469	$309,078
Toys, Games & Hobbies — 0.0%
Funko, Inc. Class A (a)	2,599	48,861
		38,990,834
Consumer, Non-cyclical — 24.1%
Agriculture — 0.3%
22nd Century Group, Inc. (a) (b)	15,991	49,412
The Andersons, Inc.	3,107	120,272
AppHarvest, Inc. (a) (b)	6,927	26,946
Cadiz, Inc. (a)	2,044	7,890
Fresh Del Monte Produce, Inc.	3,312	91,411
Greenlane Holdings, Inc. Class A (a)	1,759	1,696
Limoneira Co.	1,539	23,085
Tejon Ranch Co. (a)	2,070	39,496
Turning Point Brands, Inc.	1,430	54,025
Universal Corp.	2,373	130,325
Vector Group Ltd.	13,962	160,284
Vital Farms, Inc. (a)	2,407	43,470
		748,312
Beverages — 0.4%
Celsius Holdings, Inc. (a) (b)	5,261	392,313
Coca-Cola Consolidated, Inc.	458	283,589
The Duckhorn Portfolio, Inc. (a) (b)	3,496	81,597
MGP Ingredients, Inc.	1,386	117,796
National Beverage Corp.	2,318	105,075
NewAge, Inc. (a)	13,019	13,409
Primo Water Corp.	15,276	269,316
The Vita Coco Co., Inc. (a)	1,042	11,639
Zevia PBC (a) (b)	1,025	7,226
		1,281,960
Biotechnology — 7.5%
2seventy bio, Inc. (a)	2,219	56,873
4D Molecular Therapeutics, Inc. (a)	2,720	59,677
89bio, Inc. (a) (b)	959	12,534
9 Meters Biopharma, Inc. (a)	21,721	21,258
Absci Corp. (a)	1,361	11,160
ACADIA Pharmaceuticals, Inc. (a)	11,672	272,424
Acumen Pharmaceuticals, Inc. (a)	904	6,111
Adagio Therapeutics, Inc. (a)	2,085	15,137
Adicet Bio, Inc. (a)	2,045	35,767
Adverum Biotechnologies, Inc. (a)	8,688	15,291
Aerovate Therapeutics, Inc. (a)	982	11,578
Affimed NV (a)	11,427	63,077
Agenus, Inc. (a)	21,401	68,911
Akero Therapeutics, Inc. (a)	2,524	53,383
Akouos, Inc. (a)	2,334	19,839
Akoya Biosciences, Inc. (a)	1,301	19,918
Albireo Pharma, Inc. (a) (b)	1,676	39,034
Aldeyra Therapeutics, Inc. (a)	4,816	19,264
Aligos Therapeutics, Inc. (a)	2,088	24,785
Allakos, Inc. (a)	3,450	33,776
Allogene Therapeutics, Inc. (a)	6,643	99,114

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Allovir, Inc. (a)	2,893	$37,435
Alpha Teknova, Inc. (a)	681	13,947
Alpine Immune Sciences, Inc. (a)	1,145	15,858
Altimmune, Inc. (a)	3,937	36,063
ALX Oncology Holdings, Inc. (a)	1,738	37,350
Amicus Therapeutics, Inc. (a)	25,628	296,003
AnaptysBio, Inc. (a)	1,894	65,816
Anavex Life Sciences Corp. (a) (b)	6,549	113,560
Angion Biomedica Corp. (a)	2,095	6,076
ANI Pharmaceuticals, Inc. (a)	1,066	49,121
Annexon, Inc. (a)	3,058	35,136
Apellis Pharmaceuticals, Inc. (a)	6,972	329,636
Applied Molecular Transport, Inc. (a)	2,484	34,726
Applied Therapeutics, Inc. (a)	1,719	15,385
Arbutus Biopharma Corp. (a) (b)	7,864	30,591
Arcturus Therapeutics Holdings, Inc. (a)	2,077	76,870
Arcus Biosciences, Inc. (a)	4,369	176,813
Arcutis Biotherapeutics, Inc. (a)	2,711	56,226
Ardelyx, Inc. (a)	8,661	9,527
Arena Pharmaceuticals, Inc. (a)	6,037	561,079
Arrowhead Pharmaceuticals, Inc. (a)	9,893	655,906
Atara Biotherapeutics, Inc. (a)	8,484	133,708
Atea Pharmaceuticals, Inc. (a)	6,339	56,671
Athersys, Inc. (a) (b)	20,322	18,343
Athira Pharma, Inc. (a) (b)	3,161	41,188
Atossa Therapeutics, Inc. (a)	11,402	18,243
Atreca, Inc. Class A (a)	2,509	7,602
Aura Biosciences, Inc. (a)	524	8,898
Avalo Therapeutics, Inc. (a)	5,371	9,131
Avid Bioservices, Inc. (a)	5,894	171,987
Avidity Biosciences, Inc. (a)	3,679	87,450
Avrobio, Inc. (a)	3,665	14,110
Axsome Therapeutics, Inc. (a) (b)	2,714	102,535
Beam Therapeutics, Inc. (a)	4,995	398,052
Berkeley Lights, Inc. (a) (b)	4,787	87,028
BioAtla, Inc. (a)	1,540	30,230
BioCryst Pharmaceuticals, Inc. (a)	17,555	243,137
Biodesix, Inc. (a)	1,174	6,210
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,435	748,997
Biomea Fusion, Inc. (a)	2,100	15,645
Black Diamond Therapeutics, Inc. (a) (b)	2,231	11,891
Bluebird Bio, Inc. (a)	6,636	66,294
Blueprint Medicines Corp. (a)	5,712	611,812
Bolt Biotherapeutics, Inc. (a) (b)	2,223	10,893
Bridgebio Pharma, Inc. (a) (b)	10,356	172,738
Brooklyn ImmunoTherapeutics, Inc. (a)	2,916	12,160
C4 Therapeutics, Inc. (a)	3,773	121,491
Cara Therapeutics, Inc. (a)	4,361	53,117
Cardiff Oncology, Inc. (a) (b)	3,708	22,285
Caribou Biosciences, Inc. (a)	1,903	28,716
Cassava Sciences, Inc. (a) (b)	3,735	163,219
CEL-SCI Corp. (a) (b)	3,565	25,312
Celldex Therapeutics, Inc. (a)	4,488	173,416
Century Therapeutics, Inc. (a)	1,162	18,429
Cerevel Therapeutics Holdings, Inc. (a)	3,958	128,318
ChemoCentryx, Inc. (a)	5,272	191,954
Chinook Therapeutics, Inc. (a)	3,803	62,027
ChromaDex Corp. (a)	4,626	17,301

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Clene, Inc. (a)	1,884	$7,724
Codex DNA, Inc. (a)	793	8,564
Codiak Biosciences, Inc. (a) (b)	1,548	17,245
Cogent Biosciences, Inc. (a)	3,684	31,609
Cortexyme, Inc. (a) (b)	1,974	24,912
Crinetics Pharmaceuticals, Inc. (a)	4,488	127,504
Cue Biopharma, Inc. (a)	3,053	34,529
Cullinan Management, Inc. (a)	2,536	39,130
Curis, Inc. (a)	8,606	40,965
Cymabay Therapeutics, Inc. (a)	6,854	23,167
Cyteir Therapeutics, Inc. (a)	814	9,255
Cytek Biosciences, Inc. (a)	1,592	25,981
CytomX Therapeutics, Inc. (a)	6,444	27,903
Day One Biopharmaceuticals, Inc. (a) (b)	1,086	18,299
Deciphera Pharmaceuticals, Inc. (a)	3,905	38,152
Denali Therapeutics, Inc. (a)	8,874	395,780
Design Therapeutics, Inc. (a)	2,589	55,430
DICE Therapeutics, Inc. (a)	1,354	34,270
Dynavax Technologies Corp. (a)	10,523	148,059
Dyne Therapeutics, Inc. (a)	2,942	34,980
Edgewise Therapeutics, Inc. (a)	3,770	57,606
Editas Medicine, Inc. (a)	6,677	177,274
Eiger BioPharmaceuticals, Inc. (a)	3,109	16,136
Eliem Therapeutics, Inc. (a) (b)	677	7,081
Emergent BioSolutions, Inc. (a)	4,784	207,960
Entrada Therapeutics, Inc. (a)	887	15,185
Epizyme, Inc. (a)	8,750	21,875
Erasca, Inc. (a)	2,048	31,908
Esperion Therapeutics, Inc. (a) (b)	2,572	12,860
Evelo Biosciences, Inc. (a) (b)	3,030	18,392
Evolus, Inc. (a)	3,221	20,969
Exagen, Inc. (a)	1,006	11,700
EyePoint Pharmaceuticals, Inc. (a)	2,095	25,643
Fate Therapeutics, Inc. (a)	7,921	463,458
FibroGen, Inc. (a)	8,409	118,567
Finch Therapeutics Group, Inc. (a)	758	7,557
Forma Therapeutics Holdings, Inc. (a)	3,332	47,381
Forte Biosciences, Inc. (a) (b)	1,006	2,153
Frequency Therapeutics, Inc. (a)	3,101	15,908
Gemini Therapeutics, Inc. (a)	2,082	6,059
Generation Bio Co., (a)	4,304	30,472
Geron Corp. (a) (b)	29,963	36,555
Global Blood Therapeutics, Inc. (a)	6,050	177,083
Gossamer Bio, Inc. (a)	6,109	69,093
Graphite Bio, Inc. (a)	1,600	19,888
Greenwich Lifesciences, Inc. (a)	396	9,635
GT Biopharma, Inc. (a)	1,834	5,594
Halozyme Therapeutics, Inc. (a)	13,515	543,438
Harvard Bioscience, Inc. (a)	3,836	27,044
Homology Medicines, Inc. (a)	4,136	15,055
Humanigen, Inc. (a)	4,487	16,692
iBio, Inc. (a)	21,640	11,880
Icosavax, Inc. (a)	1,326	30,339
IGM Biosciences, Inc. (a)	801	23,493
Ikena Oncology, Inc. (a) (b)	2,696	33,808
Imago Biosciences, Inc. (a)	961	22,785
Immunic, Inc. (a)	1,855	17,752
ImmunityBio, Inc. (a)	6,695	40,706

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ImmunoGen, Inc. (a)	19,313	$143,302
Immunovant, Inc. (a)	3,974	33,858
Impel Neuropharma, Inc. (a) (b)	508	4,384
Infinity Pharmaceuticals, Inc. (a)	8,520	19,170
Inhibrx, Inc. (a)	2,725	119,001
Innoviva, Inc. (a)	4,262	73,519
Inovio Pharmaceuticals, Inc. (a)	20,187	100,733
Inozyme Pharma, Inc. (a)	1,391	9,487
Insmed, Inc. (a)	11,535	314,213
Instil Bio, Inc. (a) (b)	5,272	90,204
Intercept Pharmaceuticals, Inc. (a) (b)	2,430	39,585
Intra-Cellular Therapies, Inc. (a)	6,887	360,466
IsoPlexis Corp. (a) (b)	795	7,306
iTeos Therapeutics, Inc. (a)	1,986	92,468
IVERIC bio, Inc. (a)	11,218	187,565
Janux Therapeutics, Inc. (a) (b)	1,291	25,471
Kaleido Biosciences, Inc. (a) (b)	1,851	4,424
Karuna Therapeutics, Inc. (a)	2,163	283,353
Karyopharm Therapeutics, Inc. (a)	7,058	45,383
KemPharm, Inc. (a) (b)	2,827	24,623
Keros Therapeutics, Inc. (a)	1,538	89,988
Kezar Life Sciences, Inc. (a)	3,356	56,112
Kiniksa Pharmaceuticals Ltd. Class A (a)	2,882	33,921
Kinnate Biopharma, Inc. (a)	2,524	44,725
Kodiak Sciences, Inc. (a)	3,266	276,891
Kronos Bio, Inc. (a)	3,809	51,764
Krystal Biotech, Inc. (a)	1,751	122,482
Kymera Therapeutics, Inc. (a)	3,356	213,072
Lexicon Pharmaceuticals, Inc. (a)	6,727	26,504
Ligand Pharmaceuticals, Inc. (a)	1,469	226,902
Lineage Cell Therapeutics, Inc. (a)	12,234	29,973
Lucid Diagnostics, Inc. (a)	508	2,728
MacroGenics, Inc. (a)	5,863	94,101
Magenta Therapeutics, Inc. (a)	2,928	12,971
MaxCyte, Inc. (a) (b)	9,343	95,205
MEI Pharma, Inc. (a)	10,610	28,329
MeiraGTx Holdings PLC (a) (b)	2,926	69,463
Mersana Therapeutics, Inc. (a)	7,013	43,621
Mind Medicine MindMed, Inc. (a)	34,176	47,163
MiNK Therapeutics, Inc. (a)	190	847
Molecular Templates, Inc. (a)	3,629	14,226
Monte Rosa Therapeutics, Inc. (a)	1,142	23,320
Mustang Bio, Inc. (a)	6,638	11,019
Myriad Genetics, Inc. (a)	7,711	212,824
NeoGenomics, Inc. (a)	11,049	376,992
NGM Biopharmaceuticals, Inc. (a)	3,094	54,795
Nkarta, Inc. (a)	1,392	21,367
Nurix Therapeutics, Inc. (a)	3,089	89,427
Nuvalent, Inc., Class A (a)	1,058	20,144
Nuvation Bio, Inc. (a)	15,501	131,758
Olema Pharmaceuticals, Inc. (a)	2,496	23,363
Omega Therapeutics, Inc. (a)	721	8,169
Omeros Corp. (a) (b)	5,912	38,014
Oncocyte Corp. (a)	5,900	12,803
Oncorus, Inc. (a)	2,055	10,830
Oncternal Therapeutics, Inc. (a)	4,400	9,988
Organogenesis Holdings, Inc. (a)	3,788	35,001
Oyster Point Pharma, Inc. (a)	1,075	19,630

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Phathom Pharmaceuticals, Inc. (a)	2,012	$39,576
Pliant Therapeutics, Inc. (a)	2,387	32,225
Portage Biotech, Inc. (a)	478	5,129
Poseida Therapeutics, Inc. (a)	2,838	19,327
Praxis Precision Medicines, Inc. (a)	3,236	63,749
Precigen, Inc. (a)	9,418	34,941
Precision BioSciences, Inc. (a)	4,855	35,927
Prelude Therapeutics, Inc. (a)	1,083	13,483
Prothena Corp. PLC (a)	3,528	174,283
Provention Bio, Inc. (a) (b)	5,506	30,944
PTC Therapeutics, Inc. (a)	6,752	268,932
Puma Biotechnology, Inc. (a)	3,198	9,722
Pyxis Oncology, Inc. (a)	1,024	11,233
Radius Health, Inc. (a)	4,647	32,157
Rain Therapeutics, Inc. (a)	1,543	19,874
Rallybio Corp. (a)	734	7,002
RAPT Therapeutics, Inc. (a) (b)	2,094	76,913
Recursion Pharmaceuticals, Inc. Class A (a)	11,245	192,627
REGENXBIO, Inc. (a)	3,855	126,058
Relay Therapeutics, Inc. (a)	6,827	209,657
Replimune Group, Inc. (a)	2,937	79,593
Revolution Medicines, Inc. (a)	5,803	146,062
Rigel Pharmaceuticals, Inc. (a)	16,743	44,369
Rocket Pharmaceuticals, Inc. (a)	4,018	87,713
Rubius Therapeutics, Inc. (a)	4,510	43,657
Sana Biotechnology, Inc. (a) (b)	8,441	130,667
Sangamo Therapeutics, Inc. (a)	11,716	87,870
Scholar Rock Holding Corp. (a)	2,728	67,764
Seelos Therapeutics, Inc. (a)	9,529	15,532
Seer, Inc. (a) (b)	4,065	92,723
Selecta Biosciences, Inc. (a)	8,870	28,916
Sensei Biotherapeutics, Inc. (a)	2,046	11,867
Sesen Bio, Inc. (a) (b)	19,541	15,926
Shattuck Labs, Inc. (a)	2,631	22,390
Sigilon Therapeutics, Inc. (a)	1,550	4,278
Silverback Therapeutics, Inc. (a)	2,010	13,387
Singular Genomics Systems, Inc. (a)	1,158	13,386
Solid Biosciences, Inc. (a)	5,726	10,021
Sorrento Therapeutics, Inc. (a) (b)	29,139	135,496
SpringWorks Therapeutics, Inc. (a)	2,844	176,271
Spruce Biosciences, Inc. (a)	876	3,907
SQZ Biotechnologies Co. (a)	2,253	20,119
Stoke Therapeutics, Inc. (a)	1,869	44,837
Surface Oncology, Inc. (a) (b)	3,384	16,176
Sutro Biopharma, Inc. (a)	4,260	63,389
Syndax Pharmaceuticals, Inc. (a)	4,440	97,192
Talaris Therapeutics, Inc. (a)	2,071	31,666
Tarsus Pharmaceuticals, Inc. (a)	821	18,473
Taysha Gene Therapies, Inc. (a) (b)	2,207	25,712
TCR2 Therapeutics, Inc. (a)	3,057	14,246
Tenaya Therapeutics, Inc. (a)	1,360	25,772
Terns Pharmaceuticals, Inc. (a)	1,328	9,389
TG Therapeutics, Inc. (a)	12,660	240,540
Theravance Biopharma, Inc. (a)	5,893	65,118
Theseus Pharmaceuticals, Inc. (a)	1,113	14,113
TransMedics Group, Inc. (a)	2,545	48,762
Travere Therapeutics, Inc. (a)	5,757	178,697
Turning Point Therapeutics, Inc. (a)	4,489	214,125

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Twist Bioscience Corp. (a)	4,605	$356,381
Tyra Biosciences, Inc. (a)	1,178	16,574
UroGen Pharma Ltd. (a) (b)	1,927	18,326
Vaxart, Inc. (a)	11,752	73,685
VBI Vaccines, Inc. (a)	18,256	42,719
Ventyx Biosciences, Inc. (a)	1,011	20,078
Vera Therapeutics, Inc. (a)	960	25,651
Veracyte, Inc. (a)	6,576	270,931
Verastem, Inc. (a)	16,890	34,624
Vericel Corp. (a)	4,540	178,422
Veru, Inc. (a)	6,401	37,702
Verve Therapeutics, Inc. (a) (b)	1,551	57,185
Viking Therapeutics, Inc. (a)	6,790	31,234
Vincerx Pharma, Inc. (a)	1,609	16,396
Vir Biotechnology, Inc. (a)	5,864	245,526
Viracta Therapeutics, Inc. (a)	3,632	13,257
VistaGen Therapeutics, Inc. (a)	19,263	37,563
Vor BioPharma, Inc. (a)	1,851	21,509
WaVe Life Sciences Ltd. (a)	4,210	13,219
Werewolf Therapeutics, Inc. (a)	2,567	30,573
XBiotech, Inc.	1,483	16,506
Xencor, Inc. (a)	5,479	219,817
Xilio Therapeutics, Inc. (a)	714	11,424
XOMA Corp. (a)	598	12,468
Y-mAbs Therapeutics, Inc. (a)	3,431	55,617
Zentalis Pharmaceuticals, Inc. (a)	3,544	297,909
ZIOPHARM Oncology, Inc. (a)	20,753	22,621
		21,863,759
Commercial Services — 4.8%
2U, Inc. (a)	7,092	142,336
The Aaron's Co., Inc.	3,016	74,344
ABM Industries, Inc.	6,548	267,486
Acacia Research Corp. (a) (b)	4,850	24,881
Adtalem Global Education, Inc. (a)	4,840	143,070
AirSculpt Technologies, Inc. (a)	621	10,675
Alarm.com Holdings, Inc. (a)	4,605	390,550
Alta Equipment Group, Inc. (a)	1,845	27,011
American Public Education, Inc. (a)	1,824	40,584
AMN Healthcare Services, Inc. (a)	4,602	562,963
API Group Corp. (a) (b)	19,756	509,112
Arlo Technologies, Inc. (a)	8,210	86,123
ASGN, Inc. (a)	4,977	614,162
Avis Budget Group, Inc. (a)	4,034	836,531
Barrett Business Services, Inc.	734	50,690
BrightView Holdings, Inc. (a)	4,022	56,630
The Brink's Co.	4,695	307,851
Carriage Services, Inc.	1,485	95,693
Cass Information Systems, Inc.	1,368	53,790
CBIZ, Inc. (a)	4,764	186,368
Cimpress PLC (a) (b)	1,721	123,241
CoreCivic, Inc. (a)	11,715	116,799
Corvel Corp. (a)	866	180,128
Coursera, Inc. (a)	7,132	174,306
CRA International, Inc.	699	65,259
Cross Country Healthcare, Inc. (a)	3,544	98,381
Custom Truck One Source, Inc. (a) (b)	4,590	36,720
Deluxe Corp.	4,120	132,293

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Emerald Holding, Inc. (a)	2,320	$9,210
Ennis, Inc.	2,512	49,059
European Wax Center, Inc. (a)	1,280	38,848
EVERTEC, Inc.	5,896	294,682
Evo Payments, Inc. Class A (a)	4,688	120,013
First Advantage Corp. (a)	5,364	102,131
Forrester Research, Inc. (a)	1,109	65,132
Franklin Covey Co. (a)	1,224	56,745
Graham Holdings Co. Class B	373	234,927
Green Dot Corp. Class A (a)	5,235	189,716
The Hackett Group, Inc.	2,410	49,477
HealthEquity, Inc. (a)	7,977	352,902
Heidrick & Struggles International, Inc.	1,906	83,349
Herc Holdings, Inc.	2,434	381,043
HireQuest, Inc.	515	10,382
Huron Consulting Group, Inc. (a)	2,106	105,089
ICF International, Inc.	1,818	186,436
Insperity, Inc.	3,541	418,228
John Wiley & Sons, Inc. Class A	4,194	240,190
Kelly Services, Inc. Class A	3,458	57,991
Kforce, Inc.	1,988	149,537
Korn Ferry	5,267	398,870
Laureate Education, Inc. Class A	9,709	118,838
LiveRamp Holdings, Inc. (a)	6,443	308,942
Marathon Digital Holdings, Inc. (a) (b)	9,313	306,025
Medifast, Inc.	1,122	234,980
MoneyGram International, Inc. (a)	8,799	69,424
Monro, Inc.	3,249	189,319
Multiplan Corp. (a)	37,157	164,606
National Research Corp. Class A	1,373	57,007
Paya Holdings, Inc. Class A (a)	8,251	52,311
Perdoceo Education Corp. (a)	6,933	81,532
Priority Technology Holdings, Inc. (a)	994	7,038
PROG Holdings, Inc. (a)	6,359	286,854
Progyny, Inc. (a)	6,302	317,306
R1 RCM, Inc. (a)	11,575	295,047
Remitly Global, Inc. (a)	1,204	24,826
Rent the Runway, Inc. Class A (a)	1,656	13,496
Rent-A-Center, Inc.	6,426	308,705
Repay Holdings Corp. (a)	8,474	154,820
Resources Connection, Inc.	3,096	55,233
Riot Blockchain, Inc. (a) (b)	8,683	193,891
RR Donnelley & Sons Co. (a)	6,982	78,617
ShotSpotter, Inc. (a)	840	24,797
SP Plus Corp. (a)	2,272	64,116
StoneMor, Inc. (a)	3,165	7,216
Strategic Education, Inc.	2,384	137,891
Stride, Inc. (a)	4,029	134,287
Team, Inc. (a)	2,417	2,635
Textainer Group Holdings Ltd.	4,586	163,766
Transcat, Inc. (a)	695	64,239
TriNet Group, Inc. (a)	3,951	376,372
Triton International Ltd.	6,500	391,495
TrueBlue, Inc. (a)	3,457	95,655
Vectrus, Inc. (a)	1,136	51,995
Viad Corp. (a)	2,003	85,708
Vivint Smart Home, Inc. (a)	9,031	88,323
Willdan Group, Inc. (a)	1,093	38,474

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WW International, Inc. (a) (b)	5,207	$83,989
		14,131,709
Cosmetics & Personal Care — 0.3%
The Beauty Health Co. (a) (b)	8,390	202,702
Edgewell Personal Care Co.	5,284	241,532
elf Beauty, Inc. (a)	4,714	156,552
The Honest Co., Inc. (a) (b)	8,286	67,034
Inter Parfums, Inc.	1,754	187,503
Revlon, Inc. Class A (a)	722	8,187
		863,510
Food — 1.6%
AquaBounty Technologies, Inc. (a)	5,135	10,783
B&G Foods, Inc.	6,263	192,462
BellRing Brands, Inc. Class A (a)	3,935	112,265
Cal-Maine Foods, Inc.	3,965	146,665
Calavo Growers, Inc.	1,682	71,317
The Chefs' Warehouse, Inc. (a)	3,074	102,364
HF Foods Group, Inc. (a)	3,586	30,338
Hostess Brands, Inc. (a)	13,459	274,833
Ingles Markets, Inc. Class A	1,373	118,545
J&J Snack Foods Corp.	1,422	224,619
John B Sanfilippo & Son, Inc.	875	78,890
Krispy Kreme, Inc.	2,179	41,227
Laird Superfood, Inc. (a) (b)	605	7,889
Lancaster Colony Corp.	1,846	305,698
Landec Corp. (a) (b)	2,586	28,705
Mission Produce, Inc. (a)	3,644	57,211
Nathan's Famous, Inc.	280	16,349
Natural Grocers by Vitamin Cottage, Inc.	921	13,124
Performance Food Group Co. (a)	14,806	679,447
Sanderson Farms, Inc.	1,979	378,147
Seneca Foods Corp. Class A (a)	602	28,866
The Simply Good Foods Co. (a)	8,290	344,615
SpartanNash Co.	3,538	91,139
Sprouts Farmers Market, Inc. (a)	11,007	326,688
Tattooed Chef, Inc. (a) (b)	4,648	72,230
Tootsie Roll Industries, Inc.	1,528	55,359
TreeHouse Foods, Inc. (a)	5,085	206,095
United Natural Foods, Inc. (a)	5,440	266,995
Utz Brands, Inc. (b)	5,729	91,378
Village Super Market, Inc. Class A	828	19,367
Weis Markets, Inc.	1,610	106,067
Whole Earth Brands, Inc. (a)	3,713	39,878
		4,539,555
Health Care – Products — 3.8%
Accelerate Diagnostics, Inc. (a)	3,190	16,652
Accuray, Inc. (a)	8,817	42,057
Acutus Medical, Inc. (a) (b)	1,933	6,592
Alphatec Holdings, Inc. (a)	6,965	79,610
AngioDynamics, Inc. (a)	3,654	100,777
Apria, Inc. (a)	1,910	62,266
Apyx Medical Corp. (a)	3,056	39,178
Asensus Surgical, Inc. (a)	23,190	25,741
Aspira Women's Health, Inc. (a)	7,257	12,845

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
AtriCure, Inc. (a)	4,362	$303,290
Atrion Corp.	138	97,276
Avanos Medical, Inc. (a)	4,725	163,816
Avita Medical, Inc. (a)	2,408	28,848
AxoGen, Inc. (a)	3,787	35,484
Axonics Inc. (a)	4,455	249,480
BioLife Solutions, Inc. (a)	1,010	37,643
Bionano Genomics, Inc. (a)	28,385	84,871
Bioventus, Inc. Class A (a) (b)	2,748	39,819
Butterfly Network, Inc. (a) (b)	12,178	81,471
Cardiovascular Systems, Inc. (a)	3,865	72,585
CareDx, Inc. (a)	4,930	224,216
Castle Biosciences, Inc. (a)	2,100	90,027
Celcuity, Inc. (a)	932	12,293
Cerus Corp. (a)	16,443	111,977
ClearPoint Neuro, Inc. (a)	1,855	20,813
CONMED Corp.	2,830	401,181
CryoLife, Inc. (a)	3,737	76,048
Cue Health, Inc. (a)	1,414	18,962
Cutera, Inc. (a) (b)	1,728	71,401
Cvrx, Inc. (a)	787	9,625
CytoSorbents Corp. (a)	4,071	17,058
Dermtech, Inc. (a) (b)	2,412	38,110
Eargo, Inc. (a) (b)	2,924	14,912
Glaukos Corp. (a)	4,441	197,358
Haemonetics Corp. (a)	4,917	260,798
Hanger, Inc. (a)	3,685	66,809
Inari Medical, Inc. (a)	3,357	306,393
InfuSystem Holdings, Inc. (a)	1,796	30,586
Inogen, Inc. (a)	1,920	65,280
Inspire Medical Systems, Inc. (a)	2,625	603,908
Integer Holdings Corp. (a)	3,190	273,032
Intersect ENT, Inc. (a)	3,285	89,713
Invacare Corp. (a)	3,264	8,878
iRadimed Corp. (a)	620	28,650
iRhythm Technologies, Inc. (a)	2,877	338,594
Lantheus Holdings, Inc. (a)	6,582	190,154
LeMaitre Vascular, Inc.	1,864	93,629
LivaNova PLC (a)	5,216	456,035
Meridian Bioscience, Inc. (a)	4,210	85,884
Merit Medical Systems, Inc. (a)	4,993	311,064
MiMedx Group, Inc. (a)	10,923	65,975
NanoString Technologies, Inc. (a)	4,434	187,248
Natus Medical, Inc. (a)	3,320	78,784
Neogen Corp. (a)	10,507	477,123
NeuroPace, Inc. (a)	679	6,844
Nevro Corp. (a)	3,372	273,368
NuVasive, Inc. (a)	5,033	264,132
Omnicell, Inc. (a)	4,276	771,562
OraSure Technologies, Inc. (a) (b)	7,029	61,082
Ortho Clinical Diagnostics Holdings PLC Class H (a)	11,773	251,825
Orthofix Medical, Inc. (a)	1,859	57,796
OrthoPediatrics Corp. (a)	1,362	81,529
Pacific Biosciences of California, Inc. (a)	18,970	388,126
Paragon 28, Inc. (a)	871	15,408
PAVmed, Inc. (a)	7,107	17,483
PROCEPT BioRobotics Corp. (a)	698	17,457
Pulmonx Corp. (a)	2,576	82,612

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pulse Biosciences, Inc. (a)	1,377	$20,393
Quanterix Corp. (a)	3,015	127,836
Quotient Ltd. (a) (b)	7,865	20,370
Rapid Micro Biosystems, Inc., Class A (a)	771	8,203
Retractable Technologies, Inc. (a) (b)	1,671	11,580
RxSight, Inc. (a)	809	9,101
SeaSpine Holdings Corp. (a)	3,112	42,385
Sera Prognostics, Inc., Class A (a)	459	3,153
Shockwave Medical, Inc. (a)	3,294	587,419
SI-BONE, Inc. (a)	3,199	71,050
Sientra, Inc. (a)	5,598	20,545
Silk Road Medical, Inc. (a)	3,354	142,914
STAAR Surgical Co. (a)	4,637	423,358
Stereotaxis, Inc. (a)	4,850	30,070
Surmodics, Inc. (a)	1,328	63,943
Tactile Systems Technology, Inc. (a)	1,904	36,233
Talis Biomedical Corp. (a)	1,441	5,778
Treace Medical Concepts, Inc. (a)	2,925	54,522
Utah Medical Products, Inc.	340	34,000
Varex Imaging Corp. (a)	3,752	118,376
ViewRay, Inc. (a)	13,614	75,013
Zynex, Inc. (a) (b)	1,892	18,863
		11,117,148
Health Care – Services — 2.0%
Accolade, Inc. (a) (b)	4,920	129,691
Addus HomeCare Corp. (a)	1,504	140,639
Agiliti, Inc. (a)	2,305	53,384
American Well Corp. Class A (a)	17,898	108,104
Aveanna Healthcare Holdings, Inc. (a)	3,849	28,483
Brookdale Senior Living, Inc. (a)	18,077	93,277
Community Health Systems, Inc. (a)	12,133	161,490
The Ensign Group, Inc.	5,124	430,211
Fulgent Genetics, Inc. (a) (b)	2,039	205,103
Innovage Holding Corp. (a) (b)	1,774	8,870
Inotiv, Inc. (a) (b)	1,439	60,539
Invitae Corp. (a) (b)	19,534	298,284
The Joint Corp. (a)	1,349	88,616
LHC Group, Inc. (a)	2,978	408,671
LifeStance Health Group, Inc. (a)	4,552	43,335
Magellan Health, Inc. (a)	2,304	218,857
MEDNAX, Inc. (a)	7,438	202,388
Medpace Holdings, Inc. (a)	2,831	616,139
ModivCare, Inc. (a)	1,214	180,024
National HealthCare Corp.	1,240	84,246
Neuronetics, Inc. (a) (b)	2,556	11,400
Ontrak, Inc. (a)	856	5,384
OPKO Health, Inc. (a) (b)	39,035	187,758
The Pennant Group, Inc. (a)	2,515	58,046
Personalis, Inc. (a) (b)	3,533	50,416
RadNet, Inc. (a)	4,441	133,718
Select Medical Holdings Corp.	10,759	316,315
SOC Telemed, Inc. (a) (b)	5,928	7,588
Surgery Partners, Inc. (a) (b)	3,317	177,161
Tenet Healthcare Corp. (a)	10,368	846,962
Thorne HealthTech, Inc. (a)	652	4,049
Tivity Health, Inc. (a)	4,304	113,798
Triple-S Management Corp. Class B (a)	2,242	79,994

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
U.S. Physical Therapy, Inc.	1,251	$119,533
Vapotherm, Inc. (a)	2,232	46,225
Viemed Healthcare, Inc. (a)	3,491	18,223
		5,736,921
Household Products & Wares — 0.4%
ACCO Brands Corp.	9,171	75,753
Central Garden & Pet Co. (a)	967	50,893
Central Garden & Pet Co. Class A (a)	4,000	191,400
Helen of Troy Ltd. (a)	2,356	575,971
Quanex Building Products Corp.	3,304	81,873
WD-40 Co.	1,330	325,371
		1,301,261
Pharmaceuticals — 3.0%
Aclaris Therapeutics, Inc. (a)	5,013	72,889
AdaptHealth Corp. (a)	7,007	171,391
Aeglea BioTherapeutics, Inc. (a)	3,909	18,568
Aerie Pharmaceuticals, Inc. (a) (b)	4,205	29,519
Agios Pharmaceuticals, Inc. (a)	5,296	174,080
Akebia Therapeutics, Inc. (a) (b)	17,101	38,648
Alector, Inc. (a)	5,703	117,767
Alkermes PLC (a)	15,635	363,670
Amneal Pharmaceuticals, Inc. (a)	9,909	47,464
Amphastar Pharmaceuticals, Inc. (a)	3,644	84,869
Ampio Pharmaceuticals, Inc. (a)	19,481	11,104
Anika Therapeutics, Inc. (a)	1,417	50,771
Antares Pharma, Inc. (a)	16,385	58,494
Arvinas, Inc. (a)	4,597	377,598
Athenex, Inc. (a)	8,472	11,522
Beyondspring, Inc. (a) (b)	2,259	10,233
BioDelivery Sciences International, Inc. (a)	9,212	28,557
Bioxcel Therapeutics, Inc. (a) (b)	1,713	34,825
Catalyst Pharmaceuticals, Inc. (a)	9,539	64,579
Chimerix, Inc. (a)	7,158	46,026
Citius Pharmaceuticals, Inc. (a) (b)	11,197	17,243
Clovis Oncology, Inc. (a)	11,189	30,322
Coherus Biosciences, Inc. (a)	6,343	101,234
Collegium Pharmaceutical, Inc. (a)	3,373	63,008
Corcept Therapeutics, Inc. (a) (b)	9,313	184,397
CorMedix, Inc. (a)	3,683	16,758
Covetrus, Inc. (a)	10,124	202,176
Cytokinetics, Inc. (a)	7,731	352,379
Durect Corp. (a) (b)	22,361	22,046
Eagle Pharmaceuticals, Inc. (a)	1,120	57,030
Enanta Pharmaceuticals, Inc. (a)	1,881	140,661
Endo International PLC (a)	22,391	84,190
Foghorn Therapeutics, Inc. (a) (b)	1,932	44,185
Fortress Biotech, Inc. (a)	6,963	17,408
Fulcrum Therapeutics, Inc. (a) (b)	2,612	46,206
G1 Therapeutics, Inc. (a) (b)	3,842	39,227
Gritstone bio, Inc. (a)	4,143	53,279
Harmony Biosciences Holdings, Inc. (a)	2,231	95,130
Harpoon Therapeutics, Inc. (a)	1,800	13,590
Heron Therapeutics, Inc. (a) (b)	9,145	83,494
Heska Corp. (a)	956	174,460
Hookipa Pharma, Inc. (a)	1,825	4,252

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ideaya Biosciences, Inc. (a)	3,221	$76,144
Immuneering Corp. Class A (a)	814	13,162
Intellia Therapeutics, Inc. (a)	6,798	803,796
Ironwood Pharmaceuticals, Inc. (a)	14,349	167,309
Jounce Therapeutics, Inc. (a)	3,260	27,221
Kala Pharmaceuticals, Inc. (a) (b)	4,802	5,810
KalVista Pharmaceuticals, Inc. (a)	2,189	28,960
Kura Oncology, Inc. (a)	6,258	87,612
Landos Biopharma, Inc. (a)	475	2,280
Lyell Immunopharma, Inc. (a)	2,304	17,833
Madrigal Pharmaceuticals, Inc. (a)	1,140	96,604
MannKind Corp. (a) (b)	24,104	105,334
Marinus Pharmaceuticals, Inc. (a) (b)	3,669	43,588
Mirum Pharmaceuticals, Inc. (a)	340	5,423
Morphic Holding, Inc. (a)	2,047	96,987
Nature's Sunshine Products, Inc.	1,155	21,368
Neoleukin Therapeutics, Inc. (a)	3,491	16,827
NexImmune, Inc. (a)	1,719	7,925
Ocugen, Inc. (a) (b)	18,032	82,046
Ocular Therapeutix, Inc. (a)	7,522	52,428
Option Care Health, Inc. (a)	15,517	441,303
Oramed Pharmaceuticals, Inc. (a)	2,973	42,454
ORIC Pharmaceuticals, Inc. (a)	3,098	45,541
Outlook Therapeutics, Inc. (a)	8,800	11,968
Owens & Minor, Inc.	7,074	307,719
Pacira BioSciences, Inc. (a)	4,313	259,513
Paratek Pharmaceuticals, Inc. (a) (b)	4,702	21,112
Passage Bio, Inc. (a)	3,673	23,324
Patterson Cos., Inc.	8,331	244,515
PetIQ, Inc. (a) (b)	2,643	60,023
Phibro Animal Health Corp. Class A	2,031	41,473
PMV Pharmaceuticals, Inc. (a)	2,576	59,506
Prestige Consumer Healthcare, Inc. (a)	4,863	294,941
Prometheus Biosciences, Inc. (a)	2,921	115,496
Protagonist Therapeutics, Inc. (a)	4,367	149,351
Reata Pharmaceuticals, Inc. Class A (a) (b)	2,703	71,278
Relmada Therapeutics, Inc. (a)	1,552	34,967
Reneo Pharmaceuticals, Inc. (a)	807	6,900
Revance Therapeutics, Inc. (a)	6,855	111,874
Rhythm Pharmaceuticals, Inc. (a)	4,319	43,104
Senseonics Holdings, Inc. (a) (b)	42,202	112,679
Seres Therapeutics, Inc. (a)	6,834	56,927
SIGA Technologies, Inc. (a)	4,854	36,502
Spectrum Pharmaceuticals, Inc. (a)	16,128	20,483
Spero Therapeutics, Inc. (a)	2,401	38,440
Summit Therapeutics, Inc. (a)	2,599	6,991
Supernus Pharmaceuticals, Inc. (a)	4,800	139,968
Syros Pharmaceuticals, Inc. (a) (b)	5,687	18,540
TherapeuticsMD, Inc. (a)	38,396	13,650
Tonix Pharmaceuticals Holding Corp. (a)	43,415	15,530
Trevena, Inc. (a)	15,770	9,186
USANA Health Sciences, Inc. (a)	1,167	118,100
Vanda Pharmaceuticals, Inc. (a)	5,403	84,773
Vaxcyte, Inc. (a)	3,983	94,756
Verrica Pharmaceuticals, Inc. (a) (b)	1,294	11,853

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zogenix, Inc. (a) (b)	5,515	$89,619
		8,668,265
		70,252,400
Energy — 4.4%
Coal — 0.1%
Arch Resources, Inc.	1,477	134,880
CONSOL Energy, Inc. (a)	3,371	76,556
Peabody Energy Corp. (a)	8,677	87,377
SunCoke Energy, Inc.	8,160	53,774
Warrior Met Coal, Inc.	5,029	129,296
		481,883
Energy – Alternate Sources — 0.6%
Advent Technologies Holdings, Inc. (a)	1,535	10,760
Aemetis, Inc. (a)	2,649	32,583
Alto Ingredients, Inc. (a)	7,097	34,136
Array Technologies, Inc. (a)	12,478	195,780
Beam Global (a)	855	15,903
Cleanspark, Inc. (a) (b)	3,272	31,149
Eos Energy Enterprises, Inc. (a)	4,267	32,088
FuelCell Energy, Inc. (a) (b)	36,074	187,585
FutureFuel Corp.	2,565	19,597
Gevo, Inc. (a)	19,291	82,565
Green Plains, Inc. (a)	4,663	162,086
Renewable Energy Group, Inc. (a)	4,373	185,590
REX American Resources Corp. (a)	521	50,016
Stem, Inc. (a)	11,125	211,041
Sunnova Energy International, Inc. (a)	8,392	234,305
SunPower Corp. (a)	7,821	163,224
TPI Composites, Inc. (a)	3,559	53,243
		1,701,651
Oil & Gas — 2.9%
Antero Resources Corp. (a)	27,930	488,775
Berry Corp.	6,622	55,757
Brigham Minerals, Inc. Class A	4,309	90,877
California Resources Corp.	7,918	338,178
Callon Petroleum Co. (a) (b)	4,638	219,145
Centennial Resource Development, Inc. Class A (a)	17,901	107,048
Chesapeake Energy Corp.	10,253	661,524
Civitas Resources, Inc.	4,244	207,829
CNX Resources Corp. (a)	20,457	281,284
Comstock Resources, Inc. (a)	9,010	72,891
Crescent Energy, Inc. Class A (a) (b)	2,880	36,518
CVR Energy, Inc.	2,903	48,799
Delek US Holdings, Inc. (a)	6,417	96,191
Denbury, Inc. (a)	4,920	376,823
Earthstone Energy, Inc. Class A (a)	2,371	25,939
Falcon Minerals Corp.	3,901	18,998
Helmerich & Payne, Inc.	10,238	242,641
HighPeak Energy, Inc.	489	7,159
Kosmos Energy Ltd. (a)	43,736	151,327
Laredo Petroleum, Inc. (a)	1,240	74,561
Magnolia Oil & Gas Corp. Class A	14,092	265,916
Matador Resources Co.	10,796	398,588

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Murphy Oil Corp.	14,277	$372,772
Nabors Industries Ltd. (a)	694	56,276
Northern Oil and Gas, Inc.	5,115	105,267
Oasis Petroleum, Inc.	1,933	243,539
Ovintiv, Inc.	25,593	862,484
Par Pacific Holdings, Inc. (a)	4,395	72,473
Patterson-UTI Energy, Inc.	18,227	154,018
PBF Energy, Inc. Class A (a)	9,407	122,009
PDC Energy, Inc.	9,521	464,434
Range Resources Corp. (a)	23,324	415,867
Ranger Oil Corp. Class A (a)	2,064	55,563
Riley Exploration Permian, Inc.	255	4,927
SM Energy Co.	11,702	344,975
Southwestern Energy Co. (a) (b)	99,202	462,281
Talos Energy, Inc. (a)	3,662	35,888
Tellurian, Inc. (a)	36,073	111,105
W&T Offshore, Inc. (a) (b)	9,311	30,074
Whiting Petroleum Corp. (a)	3,837	248,177
		8,428,897
Oil & Gas Services — 0.6%
Archrock, Inc.	13,325	99,671
Bristow Group, Inc. (a)	2,328	73,728
ChampionX Corp. (a)	19,787	399,895
DMC Global, Inc. (a)	1,830	72,486
Dril-Quip, Inc. (a)	3,458	68,053
Expro Group Holdings NV (a)	4,522	64,891
FTS International, Inc. Class A (a)	866	22,732
Helix Energy Solutions Group, Inc. (a) (b)	14,076	43,917
Liberty Oilfield Services, Inc. Class A (a)	8,968	86,990
Matrix Service Co. (a)	2,573	19,349
MRC Global, Inc. (a)	7,905	54,386
National Energy Services Reunited Corp. (a) (b)	3,773	35,655
Newpark Resources, Inc. (a)	8,937	26,275
NexTier Oilfield Solutions, Inc. (a)	17,002	60,357
NOW, Inc. (a)	10,773	92,001
Oceaneering International, Inc. (a)	9,738	110,137
Oil States International, Inc. (a)	6,010	29,870
ProPetro Holding Corp. (a)	8,396	68,008
RPC, Inc. (a) (b)	6,697	30,404
Select Energy Services, Inc. Class A (a)	6,043	37,648
Solaris Oilfield Infrastructure, Inc. Class A	3,044	19,938
TETRA Technologies, Inc. (a)	12,170	34,563
Tidewater, Inc. (a)	4,024	43,097
US Silica Holdings, Inc. (a)	7,219	67,859
		1,661,910
Pipelines — 0.2%
Equitrans Midstream Corp.	39,876	412,318
Golar LNG Ltd. (a)	9,808	121,521
		533,839
		12,808,180
Financial — 23.0%
Banks — 8.5%
1st Source Corp.	1,666	82,634

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Alerus Financial Corp.	1,478	$43,276
Allegiance Bancshares, Inc.	1,874	79,102
Amalgamated Financial Corp.	1,355	22,723
American National Bankshares, Inc.	1,039	39,150
Ameris Bancorp	6,464	321,131
Arrow Financial Corp.	1,358	47,842
Associated Banc-Corp.	14,544	328,549
Atlantic Capital Bancshares, Inc. (a)	1,932	55,584
Atlantic Union Bankshares Corp.	7,347	273,970
BancFirst Corp.	1,699	119,881
The Bancorp, Inc. (a)	5,113	129,410
Bank First Corp.	655	47,317
Bank of Marin Bancorp	1,521	56,627
The Bank of NT Butterfield & Son Ltd.	4,917	187,387
BankUnited, Inc.	8,702	368,182
Banner Corp.	3,294	199,847
Bar Harbor Bankshares	1,448	41,891
Blue Foundry Bancorp (a)	2,785	40,745
Blue Ridge Bankshares, Inc.	1,696	30,358
Bridgewater Bancshares, Inc. (a)	2,091	36,990
Bryn Mawr Bank Corp.	1,951	87,814
Business First Bancshares, Inc.	1,878	53,166
Byline Bancorp, Inc.	2,453	67,090
Cadence Bank	18,381	547,570
Cambridge Bancorp	670	62,705
Camden National Corp.	1,448	69,736
Capital Bancorp, Inc. /MD	765	20,043
Capital City Bank Group, Inc.	1,337	35,297
Capstar Financial Holdings, Inc.	2,007	42,207
Carter Bankshares, Inc. (a)	2,573	39,598
Cathay General Bancorp	7,247	311,549
CBTX, Inc.	1,806	52,374
Central Pacific Financial Corp.	2,719	76,594
CIT Group, Inc.	9,693	497,639
Citizens & Northern Corp.	1,542	40,277
City Holding Co.	1,414	115,651
Civista Bancshares, Inc.	1,454	35,478
CNB Financial Corp.	1,576	41,764
Coastal Financial Corp. (a)	940	47,583
Columbia Banking System, Inc.	7,587	248,247
Community Bank System, Inc.	5,211	388,115
Community Trust Bancorp, Inc.	1,529	66,680
ConnectOne Bancorp, Inc.	3,691	120,733
CrossFirst Bankshares, Inc. (a)	4,583	71,541
Customers Bancorp, Inc. (a)	2,924	191,142
CVB Financial Corp.	12,536	268,396
Dime Community Bancshares, Inc.	3,424	120,388
Eagle Bancorp, Inc.	3,127	182,429
Eastern Bankshares, Inc.	16,716	337,162
Enterprise Bancorp, Inc.	920	41,326
Enterprise Financial Services Corp.	3,501	164,862
Equity Bancshares, Inc. Class A	1,325	44,957
Farmers National Banc Corp.	3,035	56,299
FB Financial Corp.	3,295	144,387
Fidelity D&D Bancorp, Inc.	391	23,069
Financial Institutions, Inc.	1,537	48,877
First BanCorp	19,712	271,631
First Bancorp	3,362	153,711

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
First Bancorp, Inc.	1,027	$32,248
The First Bancshares, Inc.	2,000	77,240
First Bank	1,519	22,041
First Busey Corp.	4,798	130,122
First Commonwealth Financial Corp.	9,009	144,955
First Community Bancshares, Inc.	1,661	55,511
First Financial Bancorp	8,871	216,275
First Financial Bankshares, Inc.	12,694	645,363
First Financial Corp.	1,141	51,676
First Foundation, Inc.	3,926	97,600
First Internet Bancorp	924	43,465
First Interstate BancSystem, Inc. Class A	4,046	164,551
First Merchants Corp.	5,512	230,898
First Mid Bancshares, Inc.	1,635	69,962
First Midwest Bancorp, Inc.	10,998	225,239
The First of Long Island Corp.	2,254	48,664
Five Star Bancorp	1,202	36,060
Flagstar Bancorp, Inc.	5,053	242,241
Fulton Financial Corp.	15,397	261,749
German American Bancorp Inc.	2,446	95,345
Glacier Bancorp, Inc.	10,770	610,659
Great Southern Bancorp, Inc.	1,040	61,620
Great Western Bancorp, Inc.	5,425	184,233
Guaranty Bancshares, Inc.	791	29,726
Hancock Whitney Corp.	8,443	422,319
Hanmi Financial Corp.	2,998	70,993
HarborOne Bancorp, Inc.	4,537	67,329
HBT Financial, Inc.	944	17,681
Heartland Financial USA, Inc.	3,984	201,630
Heritage Commerce Corp.	5,743	68,571
Heritage Financial Corp.	3,285	80,285
Hilltop Holdings, Inc.	6,037	212,140
Home BancShares, Inc.	14,850	361,597
HomeStreet, Inc.	1,902	98,904
Hope Bancorp, Inc.	11,072	162,869
Horizon Bancorp, Inc.	4,225	88,091
Howard Bancorp, Inc. (a)	1,287	28,044
Independent Bank Corp.	4,458	363,461
Independent Bank Corp. of Michigan	2,037	48,623
Independent Bank Group, Inc.	3,649	263,275
International Bancshares Corp.	5,195	220,216
Kearny Financial Corp.	6,453	85,502
Lakeland Bancorp, Inc.	4,821	91,551
Lakeland Financial Corp.	2,388	191,374
Live Oak Bancshares, Inc.	3,112	271,646
Luther Burbank Corp.	1,542	21,650
Macatawa Bank Corp.	2,560	22,579
Mercantile Bank Corp.	1,527	53,491
Merchants Bancorp	965	45,673
Meta Financial Group, Inc.	3,076	183,514
Metrocity Bankshares, Inc. (b)	1,864	51,316
Metropolitan Bank Holding Corp. (a)	951	101,310
Mid Penn Bancorp, Inc.	1,391	44,150
Midland States Bancorp, Inc.	2,081	51,588
MidWestOne Financial Group, Inc.	1,420	45,965
MVB Financial Corp.	980	40,690
National Bank Holdings Corp. Class A	2,791	122,637
NBT Bancorp, Inc.	4,172	160,705

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Nicolet Bankshares, Inc. (a)	1,238	$106,158
Northrim BanCorp, Inc.	600	26,076
OFG Bancorp	4,748	126,107
Old National Bancorp	16,026	290,391
Old Second Bancorp, Inc.	2,716	34,194
Origin Bancorp, Inc.	2,184	93,737
Orrstown Financial Services, Inc.	1,079	27,191
Park National Corp. (b)	1,412	193,882
PCSB Financial Corp.	1,268	24,143
Peapack Gladstone Financial Corp.	1,782	63,083
Peoples Bancorp, Inc.	2,497	79,430
Peoples Financial Services Corp.	696	36,672
Pioneer Bancorp, Inc. (a)	1,138	12,882
Preferred Bank	1,361	97,706
Premier Financial Corp.	3,628	112,141
Primis Financial Corp.	2,395	36,021
Provident Bancorp, Inc.	1,521	28,291
QCR Holdings, Inc.	1,490	83,440
RBB Bancorp	1,397	36,601
Red River Bancshares, Inc.	448	23,968
Reliant Bancorp, Inc.	1,495	53,072
Renasant Corp.	5,282	200,452
Republic Bancorp, Inc. Class A	924	46,976
Republic First Bancorp, Inc. (a)	4,383	16,305
S&T Bancorp, Inc.	3,835	120,879
Sandy Spring Bancorp, Inc.	4,315	207,465
Seacoast Banking Corp. of Florida	5,035	178,189
ServisFirst Bancshares, Inc.	4,866	413,318
Sierra Bancorp	1,396	37,901
Silvergate Capital Corp. Class A (a)	2,685	397,917
Simmons First National Corp. Class A	11,117	328,841
SmartFinancial, Inc.	1,375	37,620
South Plains Financial, Inc.	1,038	28,867
Southern First Bancshares, Inc. (a)	730	45,618
Southside Bancshares, Inc.	3,083	128,931
SouthState Corp.	6,823	546,591
Spirit of Texas Bancshares, Inc.	1,254	36,090
Stock Yards Bancorp, Inc.	2,362	150,885
Summit Financial Group, Inc.	1,112	30,524
Texas Capital Bancshares, Inc. (a)	4,935	297,334
Third Coast Bancshares, Inc. (a)	329	8,547
Tompkins Financial Corp.	1,398	116,845
Towne Bank	6,450	203,755
TriCo Bancshares	2,727	117,152
TriState Capital Holdings, Inc. (a)	2,860	86,544
Triumph Bancorp, Inc. (a)	2,291	272,812
TrustCo Bank Corp. NY	1,856	61,823
Trustmark Corp.	6,140	199,304
UMB Financial Corp.	4,272	453,302
United Bankshares, Inc.	12,876	467,141
United Community Banks, Inc.	8,742	314,187
Univest Financial Corp.	2,854	85,392
Valley National Bancorp	39,154	538,367
Veritex Holdings, Inc.	4,667	185,653
Walker & Dunlop, Inc.	2,851	430,159
Washington Trust Bancorp, Inc.	1,693	95,434
WesBanco, Inc.	5,941	207,876
West BanCorp, Inc.	1,582	49,153

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Westamerica Bancorp.	2,576	$148,712
		24,757,542
Diversified Financial Services — 2.6%
Amerant Bancorp, Inc.	2,660	91,903
Artisan Partners Asset Management, Inc. Class A	5,692	271,167
Assetmark Financial Holdings, Inc. (a)	1,785	46,785
Associated Capital Group, Inc. Class A	154	6,622
Atlanticus Holdings Corp. (a)	475	33,877
B. Riley Financial, Inc.	1,977	175,676
BGC Partners, Inc. Class A	30,842	143,415
Blucora, Inc. (a)	4,791	82,980
Brightsphere Investment Group, Inc.	5,663	144,973
Cohen & Steers, Inc.	2,418	223,689
Columbia Financial, Inc. (a)	3,871	80,749
Cowen, Inc. Class A	2,565	92,596
Curo Group Holdings Corp. (b)	2,004	32,084
Diamond Hill Investment Group, Inc.	298	57,880
Enact Holdings, Inc.	1,442	29,806
Encore Capital Group, Inc. (a) (b)	2,843	176,579
Enova International, Inc. (a)	3,552	145,490
EZCORP, Inc. Class A (a)	4,893	36,061
Federal Agricultural Mortgage Corp. Class C (b)	905	112,157
Federated Hermes, Inc.	9,101	342,016
Finance Of America Cos., Inc. Class A (a)	1,772	7,035
Flywire Corp. (a)	6,151	234,107
Focus Financial Partners, Inc. Class A (a)	5,807	346,794
GAMCO Investors, Inc. Class A	519	12,965
GCM Grosvenor, Inc. Class A	4,219	44,299
Greenhill & Co., Inc.	1,366	24,492
Hamilton Lane, Inc. Class A	3,409	353,241
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,476	397,125
Home Point Capital, Inc. (b)	663	2,983
Houlihan Lokey, Inc.	4,990	516,565
I3 Verticals, Inc. Class A (a)	2,097	47,791
International Money Express, Inc. (a)	3,142	50,146
LendingClub Corp. (a)	9,658	233,530
LendingTree, Inc. (a)	1,136	139,274
Marlin Business Services Corp.	789	18,368
Moelis & Co. Class A	5,959	372,497
Mr Cooper Group, Inc. (a)	6,044	251,491
Navient Corp.	15,453	327,913
Nelnet, Inc. Class A	1,673	163,419
Ocwen Financial Corp. (a)	810	32,376
Oportun Financial Corp. (a)	2,044	41,391
Oppenheimer Holdings, Inc. Class A	918	42,568
PennyMac Financial Services, Inc.	3,054	213,108
Piper Sandler Cos.	1,701	303,645
PJT Partners, Inc. Class A	2,305	170,777
PRA Group, Inc. (a)	4,215	211,635
Pzena Investment Management, Inc. Class A	1,661	15,730
Regional Management Corp.	754	43,325
Sculptor Capital Management, Inc.	2,145	45,796
StepStone Group, Inc. Class A	3,963	164,742
Stonex Group, Inc. (a)	1,657	101,491
Stronghold Digital Mining, Inc. Class A (a)	714	9,175
Velocity Financial, Inc. (a)	825	11,302
Virtus Investment Partners, Inc.	707	210,050

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WisdomTree Investments, Inc.	13,273	$81,231
World Acceptance Corp. (a) (b)	427	104,799
		7,673,681
Insurance — 2.3%
Ambac Financial Group, Inc. (a)	4,472	71,776
American Equity Investment Life Holding Co.	8,061	313,734
American National Group, Inc.	735	138,797
AMERISAFE, Inc.	1,897	102,115
Argo Group International Holdings Ltd.	3,107	180,548
BRP Group, Inc. Class A (a)	4,621	166,864
Citizens, Inc. (a)	4,945	26,258
CNO Financial Group, Inc.	11,994	285,937
Crawford & Co. Class A	1,600	11,984
Donegal Group, Inc. Class A	1,439	20,563
eHealth, Inc. (a)	2,398	61,149
Employers Holdings, Inc.	2,691	111,354
Enstar Group Ltd. (a)	1,208	299,089
Essent Group Ltd.	10,584	481,890
Genworth Financial, Inc. Class A (a)	49,530	200,596
Goosehead Insurance, Inc. Class A	1,763	229,331
Greenlight Capital Re Ltd. Class A (a)	2,578	20,212
HCI Group, Inc.	556	46,448
Heritage Insurance Holdings, Inc.	2,588	15,217
Horace Mann Educators Corp.	4,098	158,593
Independence Holding Co.	423	23,976
Investors Title Co.	129	25,432
James River Group Holdings Ltd.	3,621	104,321
Kinsale Capital Group, Inc.	2,100	499,569
Maiden Holdings Ltd. (a)	6,768	20,710
MBIA, Inc. (a)	4,707	74,324
MetroMile, Inc. (a)	9,345	20,466
National Western Life Group, Inc. Class A	252	54,039
NI Holdings, Inc. (a)	841	15,903
NMI Holdings, Inc. Class A (a)	8,219	179,585
Palomar Holdings, Inc. (a)	2,400	155,448
ProAssurance Corp.	5,251	132,850
Radian Group, Inc.	17,606	372,015
RLI Corp.	3,903	437,526
Safety Insurance Group, Inc.	1,429	121,508
Selective Insurance Group, Inc.	5,802	475,416
Selectquote, Inc. (a)	13,092	118,614
SiriusPoint Ltd. (a)	8,707	70,788
State Auto Financial Corp.	1,743	90,096
Stewart Information Services Corp.	2,613	208,334
Tiptree, Inc.	2,295	31,740
Trean Insurance Group, Inc. (a)	1,765	15,726
Trupanion, Inc. (a)	3,727	492,076
United Fire Group, Inc.	2,063	47,841
United Insurance Holdings Corp.	1,969	8,545
Universal Insurance Holdings, Inc.	2,658	45,186
		6,784,489
Investment Companies — 0.0%
Altus Midstream Co. Class A	322	19,742
Real Estate — 0.9%
Alexander & Baldwin, Inc.	7,108	178,340

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Angel Oak Mortgage, Inc.	709	$11,613
Cushman & Wakefield PLC (a)	13,523	300,752
Douglas Elliman, Inc. (a)	6,981	80,281
eXp World Holdings, Inc.	6,135	206,688
Fathom Holdings, Inc. (a) (b)	587	12,010
FRP Holdings, Inc. (a)	664	38,379
Kennedy-Wilson Holdings, Inc.	11,615	277,366
Legacy Housing Corp. (a)	783	20,726
Marcus & Millichap, Inc. (a)	2,344	120,622
McGrath RentCorp	2,367	189,975
Newmark Group, Inc. Class A	14,538	271,861
Radius Global Infrastructure, Inc. Class A (a)	5,826	93,799
Rafael Holdings, Inc. Class B Class B (a)	926	4,723
RE/MAX Holdings, Inc. Class A	1,817	55,400
Realogy Holdings Corp. (a)	11,262	189,314
Redfin Corp. (a) (b)	10,068	386,511
The RMR Group, Inc. Class A	1,498	51,951
The St. Joe Co.	3,269	170,151
		2,660,462
Real Estate Investment Trusts (REITS) — 7.7%
Acadia Realty Trust	8,517	185,926
AFC Gamma, Inc.	1,187	27,016
Agree Realty Corp.	6,710	478,826
Alexander's, Inc.	210	54,663
American Assets Trust, Inc.	4,937	185,286
American Finance Trust, Inc.	12,204	111,423
Apartment Investment and Management Co. Class A (a)	14,725	113,677
Apollo Commercial Real Estate Finance, Inc.	13,872	182,556
Apple Hospitality REIT, Inc.	20,853	336,776
Arbor Realty Trust, Inc.	14,040	257,213
Ares Commercial Real Estate Corp.	4,306	62,609
Armada Hoffler Properties, Inc.	5,969	90,848
ARMOUR Residential REIT, Inc. (b)	8,643	84,788
Ashford Hospitality Trust, Inc. (a) (b)	1,674	16,070
Blackstone Mortgage Trust, Inc. Class A	15,355	470,170
Braemar Hotels & Resorts, Inc. (a)	5,144	26,234
Brandywine Realty Trust	16,386	219,900
BrightSpire Capital, Inc.	8,313	85,291
Broadmark Realty Capital, Inc.	12,708	119,836
Broadstone Net Lease, Inc.	15,327	380,416
BRT Apartments Corp.	1,122	26,917
CareTrust REIT, Inc.	9,334	213,095
Catchmark Timber Trust, Inc. Class A	4,857	42,304
Centerspace	1,389	154,040
Chatham Lodging Trust (a)	4,735	64,964
Chimera Investment Corp.	22,908	345,453
City Office REIT, Inc.	4,204	82,903
Clipper Realty, Inc.	1,173	11,660
Community Healthcare Trust, Inc.	2,337	110,470
CorePoint Lodging Inc. (a)	3,865	60,680
Corporate Office Properties Trust	10,959	306,523
CTO Realty Growth, Inc. (b)	579	35,562
DiamondRock Hospitality Co. (a)	20,537	197,361
Digitalbridge Group, Inc. (a)	47,325	394,217
Diversified Healthcare Trust	23,320	72,059
Dynex Capital, Inc. (b)	3,597	60,106
Easterly Government Properties, Inc.	8,541	195,760

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
EastGroup Properties, Inc.	3,957	$901,602
Ellington Financial, Inc.	5,174	88,424
Empire State Realty Trust, Inc. Class A	14,017	124,751
Equity Commonwealth (a)	11,372	294,535
Essential Properties Realty Trust, Inc.	11,836	341,232
Farmland Partners, Inc.	2,800	33,460
Four Corners Property Trust, Inc.	7,520	221,163
Franklin BSP Realty Trust, Inc.	3,462	51,722
Franklin Street Properties Corp.	9,938	59,131
The GEO Group, Inc. (b)	11,631	90,140
Getty Realty Corp.	3,942	126,499
Gladstone Commercial Corp.	3,592	92,566
Gladstone Land Corp.	3,042	102,698
Global Medical REIT, Inc.	5,927	105,204
Global Net Lease, Inc.	10,292	157,262
Granite Point Mortgage Trust, Inc.	5,280	61,829
Great Ajax Corp.	2,119	27,886
Healthcare Realty Trust, Inc.	14,356	454,224
Hersha Hospitality Trust (a)	3,155	28,931
Independence Realty Trust, Inc.	10,180	262,949
Indus Realty Trust, Inc.	558	45,231
Industrial Logistics Properties Trust	6,373	159,644
Innovative Industrial Properties, Inc. (b)	2,315	608,637
Invesco Mortgage Capital, Inc.	30,515	84,832
iStar, Inc. (b)	6,543	169,006
Kite Realty Group Trust	21,188	461,475
KKR Real Estate Finance Trust, Inc.	3,417	71,176
Ladder Capital Corp.	11,241	134,780
LTC Properties, Inc. (b)	3,851	131,473
LXP Industrial Trust	27,391	427,847
The Macerich Co.	20,859	360,444
MFA Financial, Inc.	42,666	194,557
Monmouth Real Estate Investment Corp.	9,176	192,788
National Health Investors, Inc.	4,237	243,500
National Storage Affiliates Trust	7,937	549,240
NETSTREIT Corp.	3,912	89,585
New York Mortgage Trust, Inc.	37,546	139,671
NexPoint Residential Trust, Inc.	2,199	184,342
Office Properties, Inc. ome Trust	4,738	117,692
One Liberty Properties, Inc.	1,582	55,813
Orchid Island Capital, Inc. (b)	13,249	59,620
Outfront Media, Inc.	14,182	380,361
Paramount Group, Inc.	18,298	152,605
Pebblebrook Hotel Trust	12,636	282,667
PennyMac Mortgage Investment Trust (b)	9,619	166,697
Phillips Edison & Co., Inc.	1,841	60,827
Physicians Realty Trust	21,642	407,519
Piedmont Office Realty Trust, Inc. Class A	11,970	220,009
Plymouth Industrial REIT, Inc.	3,054	97,728
Postal Realty Trust, Inc. Class A	1,201	23,780
PotlatchDeltic Corp.	6,436	387,576
Preferred Apartment Communities, Inc. Class A	5,073	91,618
PS Business Parks, Inc.	1,952	359,500
Ready Capital Corp. REIT	5,727	89,513
Redwood Trust, Inc.	11,178	147,438
Retail Opportunity Investments Corp.	11,486	225,126
Retail Value, Inc.	1,698	10,901
RLJ Lodging Trust	15,995	222,810

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
RPT Realty	7,980	$106,772
Ryman Hospitality Properties, Inc. (a)	5,248	482,606
Sabra Health Care REIT, Inc.	22,325	302,280
Safehold, Inc.	2,034	162,415
Saul Centers, Inc.	1,162	61,609
Seritage Growth Properties Class A (a) (b)	3,665	48,635
Service Properties Trust	16,074	141,290
SITE Centers Corp.	16,796	265,881
STAG Industrial, Inc.	17,262	827,886
Summit Hotel Properties, Inc. (a)	10,243	99,972
Sunstone Hotel Investors, Inc. (a)	21,090	247,386
Tanger Factory Outlet Centers, Inc.	10,006	192,916
Terreno Realty Corp.	7,229	616,561
TPG RE Finance Trust, Inc.	5,903	72,725
Two Harbors Investment Corp.	33,454	193,030
UMH Properties, Inc.	4,200	114,786
Uniti Group, Inc. (b)	19,192	268,880
Universal Health Realty Income Trust	1,263	75,111
Urban Edge Properties	11,164	212,116
Urstadt Biddle Properties, Inc. Class A	2,924	62,281
Veris Residential, Inc. (a)	8,628	158,583
Washington Real Estate Investment Trust	8,317	214,994
Whitestone REIT	4,250	43,053
Xenia Hotels & Resorts, Inc. (a)	11,166	202,216
		22,471,818
Savings & Loans — 1.0%
Axos Financial, Inc. (a)	5,542	309,853
Banc of California, Inc.	5,421	106,360
Berkshire Hills Bancorp, Inc.	4,786	136,066
Brookline Bancorp, Inc.	7,597	122,995
Capitol Federal Financial, Inc.	12,750	144,458
Flushing Financial Corp.	2,899	70,446
FS Bancorp, Inc.	708	23,810
Hingham Institution for Savings	142	59,623
Home Bancorp Inc.	734	30,468
HomeTrust Bancshares, Inc.	1,491	46,191
Investors Bancorp, Inc.	22,244	336,997
Northfield Bancorp, Inc.	4,327	69,924
Northwest Bancshares, Inc.	12,102	171,364
OceanFirst Financial Corp.	5,604	124,409
Pacific Premier Bancorp, Inc.	9,128	365,394
Provident Financial Services, Inc.	7,504	181,747
Southern Missouri Bancorp, Inc.	748	39,023
Washington Federal, Inc.	6,288	209,893
Waterstone Financial, Inc.	2,123	46,409
WSFS Financial Corp.	4,546	227,846
		2,823,276
		67,191,010
Government — 0.0%
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA	3,042	50,497

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 13.0%
Aerospace & Defense — 0.6%
AAR Corp. (a)	3,365	$131,336
Aerojet Rocketdyne Holdings, Inc.	7,295	341,114
Aerovironment, Inc. (a)	2,197	136,280
AerSale Corp. (a)	876	15,540
Astronics Corp. (a)	2,416	28,992
Barnes Group, Inc.	4,576	213,196
Ducommun, Inc. (a)	1,068	49,951
Kaman Corp.	2,734	117,972
Kratos Defense & Security Solutions, Inc. (a)	11,933	231,500
Moog, Inc. Class A	2,797	226,473
National Presto Industries, Inc.	508	41,671
Park Aerospace Corp.	1,938	25,582
Triumph Group, Inc. (a)	6,300	116,739
		1,676,346
Building Materials — 1.4%
AAON, Inc.	4,083	324,313
American Woodmark Corp. (a)	1,594	103,929
Apogee Enterprises, Inc.	2,397	115,415
Boise Cascade Co.	3,828	272,554
Caesarstone Ltd.	2,251	25,526
Cornerstone Building Brands, Inc. (a)	5,396	94,106
Forterra, Inc. (a)	2,861	68,035
Gibraltar Industries, Inc. (a)	3,189	212,642
Griffon Corp.	4,557	129,783
JELD-WEN Holding, Inc. (a)	8,924	235,237
Masonite International Corp. (a)	2,325	274,234
Patrick Industries, Inc.	2,223	179,374
PGT Innovations, Inc. (a)	5,702	128,238
Simpson Manufacturing Co., Inc.	4,260	592,438
SPX Corp. (a)	4,254	253,879
Summit Materials, Inc. Class A (a)	11,594	465,383
UFP Industries, Inc.	5,883	541,295
View, Inc. (a) (b)	13,598	53,168
		4,069,549
Electrical Components & Equipment — 0.7%
American Superconductor Corp. (a) (b)	2,739	29,800
Belden, Inc.	4,304	282,902
Blink Charging Co. (a) (b)	3,569	94,614
Encore Wire Corp.	1,926	275,611
Energizer Holdings, Inc.	6,599	264,620
EnerSys	4,170	329,680
Insteel Industries, Inc.	1,832	72,932
nLight, Inc. (a)	4,208	100,782
Novanta, Inc. (a)	3,449	608,162
Powell Industries, Inc.	901	26,570
		2,085,673
Electronics — 1.7%
Advanced Energy Industries, Inc.	3,685	335,556
Akoustis Technologies, Inc. (a) (b)	4,793	32,017
Allied Motion Technologies, Inc.	1,140	41,599
Atkore, Inc. (a)	4,502	500,577

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Badger Meter, Inc.	2,837	$302,311
Benchmark Electronics, Inc.	3,348	90,731
Brady Corp. Class A	4,569	246,269
Cadre Holdings, Inc. (a)	611	15,532
Comtech Telecommunications Corp. (b)	2,505	59,343
FARO Technologies, Inc. (a)	1,781	124,706
Fluidigm Corp. (a) (b)	7,555	29,616
GoPro, Inc. Class A (a)	12,464	128,504
Identiv, Inc. (a)	2,088	58,756
II-VI, Inc. (a)	10,325	705,507
Itron, Inc. (a)	4,409	302,105
Kimball Electronics, Inc. (a)	2,363	51,419
Knowles Corp. (a)	8,573	200,179
Kopin Corp. (a)	7,704	31,509
Luna Innovations, Inc. (a)	3,012	25,421
Mesa Laboratories, Inc.	486	159,452
MicroVision, Inc. (a)	16,060	80,461
Napco Security Technologies, Inc. (a)	1,425	71,221
NVE Corp.	473	32,306
OSI Systems, Inc. (a)	1,675	156,110
Plexus Corp. (a)	2,720	260,821
Sanmina Corp. (a)	6,206	257,301
Stoneridge, Inc. (a)	2,561	50,554
TTM Technologies, Inc. (a)	10,159	151,369
Turtle Beach Corp. (a)	1,508	33,568
Vicor Corp. (a)	2,055	260,944
Vishay Intertechnology, Inc.	12,949	283,195
Vishay Precision Group, Inc. (a)	1,218	45,212
		5,124,171
Engineering & Construction — 1.6%
908 Devices, Inc. (a)	1,816	46,980
Arcosa, Inc.	4,694	247,374
Aris Water Solution, Inc. Class A (a)	1,867	24,178
Atlas Technical Consultants, Inc. (a)	1,363	11,476
Comfort Systems USA, Inc.	3,472	343,520
Concrete Pumping Holdings, Inc. (a)	2,548	20,894
Construction Partners, Inc. Class A Class A (a)	2,875	84,554
Dycom Industries, Inc. (a)	2,874	269,466
EMCOR Group, Inc.	5,218	664,721
Exponent, Inc.	5,073	592,171
Fluor Corp. (a) (b)	13,854	343,164
Granite Construction, Inc.	4,493	173,879
Great Lakes Dredge & Dock Corp. (a)	6,399	100,592
IES Holdings, Inc. (a)	849	42,993
Infrastructure and Energy Alternatives, Inc. (a)	2,716	24,987
INNOVATE Corp. (a)	4,662	17,249
Iteris, Inc. (a)	4,239	16,956
Latham Group, Inc. (a)	3,117	78,018
Mistras Group, Inc. (a)	1,934	14,370
MYR Group, Inc. (a)	1,618	178,870
NV5 Global, Inc. (a)	1,290	178,175
Primoris Services Corp.	5,244	125,751
Sterling Construction Co., Inc. (a)	2,736	71,957
Tutor Perini Corp. (a)	4,050	50,098
WillScot Mobile Mini Holdings Corp. (a)	20,640	842,938
		4,565,331

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.9%
Casella Waste Systems, Inc. Class A (a)	4,795	$409,589
CECO Environmental Corp. (a)	3,116	19,413
Centrus Energy Corp. Class A (a)	952	47,514
Energy Recovery, Inc. (a) (b)	4,072	87,507
Evoqua Water Technologies Corp. (a)	11,306	528,556
Harsco Corp. (a)	7,660	127,999
Heritage-Crystal Clean, Inc. (a)	1,533	49,087
Montrose Environmental Group, Inc. (a)	2,553	180,012
Pure Cycle Corp. (a)	1,907	27,842
PureCycle Technologies, Inc. (a)	5,205	49,812
Sharps Compliance Corp. (a)	1,740	12,406
Tetra Tech, Inc.	5,268	894,506
US Ecology, Inc. (a)	3,117	99,557
		2,533,800
Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	4,520	427,411
Kennametal, Inc.	8,121	291,625
Luxfer Holdings PLC	2,703	52,195
		771,231
Machinery – Construction & Mining — 0.3%
Argan, Inc.	1,465	56,681
Astec Industries, Inc.	2,217	153,572
Babcock & Wilcox Enterprises, Inc. (a)	5,445	49,114
Bloom Energy Corp. Class A (a)	13,894	304,695
Hyster-Yale Materials Handling, Inc.	992	40,771
The Manitowoc Co., Inc. (a)	3,373	62,704
Terex Corp.	6,658	292,619
		960,156
Machinery – Diversified — 1.9%
AgEagle Aerial Systems, Inc. (a) (b)	6,762	10,616
Alamo Group, Inc.	983	144,678
Albany International Corp. Class A	2,983	263,846
Altra Industrial Motion Corp.	6,308	325,304
Applied Industrial Technologies, Inc.	3,755	385,639
Cactus, Inc. Class A	5,390	205,521
Chart Industries, Inc. (a)	3,566	568,741
CIRCOR International, Inc. (a)	1,807	49,114
Columbus McKinnon Corp.	2,754	127,400
CSW Industrials, Inc.	1,454	175,730
DXP Enterprises, Inc. (a)	1,700	43,639
Eastman Kodak Co. (a)	4,439	20,775
The Gorman-Rupp Co.	2,248	100,148
GrafTech International Ltd.	19,577	231,596
Hydrofarm Holdings Group, Inc. (a)	3,804	107,615
Ichor Holdings Ltd. (a)	2,742	126,214
Kadant, Inc.	1,118	257,677
Lindsay Corp.	1,070	162,640
Mueller Water Products, Inc. Class A	15,239	219,442
NN, Inc. (a)	4,153	17,027
Ranpak Holdings Corp. (a)	3,676	138,144
SPX FLOW, Inc.	4,052	350,417
Tennant Co.	1,825	147,898
Thermon Group Holdings, Inc. (a)	3,236	54,786

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Watts Water Technologies, Inc. Class A	2,687	$521,735
Welbilt, Inc. (a)	12,747	302,996
Zurn Water Solutions Corp.	11,836	430,830
		5,490,168
Metal Fabricate & Hardware — 0.7%
AZZ, Inc.	2,460	136,013
Helios Technologies, Inc.	3,146	330,865
Lawson Products, Inc. (a)	464	25,404
Mayville Engineering Co., Inc. (a)	877	13,076
Mueller Industries, Inc.	5,469	324,640
Northwest Pipe Co. (a) (b)	959	30,496
Olympic Steel, Inc.	925	21,738
Omega Flex, Inc.	308	39,101
Park-Ohio Holdings Corp.	826	17,486
Proto Labs, Inc. (a)	2,716	139,467
RBC Bearings, Inc. (a)	2,732	551,782
Ryerson Holding Corp.	1,633	42,540
Standex International Corp.	1,148	127,038
TimkenSteel Corp. (a)	4,513	74,464
Tredegar Corp.	2,598	30,708
Worthington Industries, Inc.	3,215	175,732
Xometry, Inc. Class A (a)	801	41,051
		2,121,601
Miscellaneous - Manufacturing — 1.0%
American Outdoor Brands, Inc. (a)	1,397	27,842
AMMO, Inc. (a) (b)	8,446	46,031
Byrna Technologies, Inc. (a)	1,827	24,390
Chase Corp.	731	72,778
Enerpac Tool Group Corp.	5,926	120,179
EnPro Industries, Inc.	2,000	220,140
ESCO Technologies, Inc.	2,478	222,995
Fabrinet (a)	3,606	427,203
Federal Signal Corp.	5,831	252,716
Haynes International, Inc.	1,226	49,445
Hillenbrand, Inc.	7,098	369,025
John Bean Technologies Corp.	3,065	470,661
Materion Corp.	1,990	182,961
Meta Materials, Inc. (a) (b)	19,736	48,551
Myers Industries, Inc.	3,550	71,035
NL Industries, Inc.	785	5,809
Sight Sciences, Inc. (a)	1,101	19,345
Smith & Wesson Brands, Inc.	4,734	84,265
Sturm, Ruger & Co., Inc.	1,681	114,342
Trinity Industries, Inc.	7,536	227,587
		3,057,300
Packaging & Containers — 0.3%
Greif, Inc. Class A	2,532	152,857
Greif, Inc. Class B	580	34,672
Karat Packaging, Inc. (a)	459	9,276
Matthews International Corp. Class A	3,032	111,184
O-I Glass, Inc. (a)	15,446	185,815
Pactiv Evergreen, Inc.	4,221	53,522
TriMas Corp.	4,240	156,880

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
UFP Technologies, Inc. (a)	679	$47,707
		751,913
Transportation — 1.4%
Air Transport Services Group, Inc. (a)	5,775	169,669
ArcBest Corp.	2,467	295,670
Atlas Air Worldwide Holdings, Inc. (a)	2,800	263,536
Costamare, Inc.	5,185	65,590
Covenant Logistics Group, Inc. (a)	1,200	31,716
CryoPort, Inc. (a)	3,953	233,899
Daseke, Inc. (a)	3,990	40,060
DHT Holdings, Inc.	13,951	72,406
Dorian LPG Ltd.	3,050	38,704
Eagle Bulk Shipping, Inc.	887	40,358
Forward Air Corp.	2,621	317,377
Frontline Ltd. (a) (b)	11,769	83,207
Genco Shipping & Trading Ltd.	3,152	50,432
Heartland Express, Inc.	4,699	79,037
Hub Group, Inc. Class A (a)	3,204	269,905
International Seaways, Inc.	4,520	66,354
Marten Transport Ltd.	5,881	100,918
Matson, Inc.	4,061	365,612
Nordic American Tankers Ltd.	16,435	27,775
PAM Transportation Services, Inc. (a)	355	25,209
Radiant Logistics, Inc. (a)	3,835	27,957
Safe Bulkers, Inc. (a)	6,154	23,201
Saia, Inc. (a)	2,591	873,245
Scorpio Tankers, Inc.	4,791	61,373
SFL Corp. Ltd.	11,997	97,775
Teekay Corp. (a)	6,863	21,550
Teekay Tankers Ltd. Class A (a)	2,373	25,866
Universal Logistics Holdings, Inc.	737	13,900
US Xpress Enterprises, Inc. Class A (a)	2,708	15,896
Werner Enterprises, Inc.	6,043	288,009
Yellow Corp. (a)	4,955	62,383
		4,148,589
Trucking & Leasing — 0.2%
GATX Corp.	3,437	358,101
The Greenbrier Cos., Inc. (b)	3,122	143,268
Willis Lease Finance Corp. (a)	266	10,015
		511,384
		37,867,212
Technology — 11.6%
Computers — 2.3%
3D Systems Corp. (a)	12,127	261,215
Cantaloupe, Inc. (a)	5,718	50,776
Conduent, Inc. (a)	16,565	88,457
Corsair Gaming, Inc. (a) (b)	2,687	56,454
Desktop Metal, Inc. Class A (a) (b)	18,303	90,600
Diebold Nixdorf, Inc. (a) (b)	7,069	63,974
Exlservice Holdings, Inc. (a)	3,204	463,843
Grid Dynamics Holdings, Inc. (a)	4,435	168,397
iCAD, Inc. (a)	2,189	15,761
Insight Enterprises, Inc. (a)	3,355	357,643

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Integral Ad Science Holding Corp. (a)	1,685	$37,424
KBR, Inc.	13,822	658,204
MAXIMUS, Inc.	5,985	476,825
Mitek Systems, Inc. (a)	4,231	75,100
NetScout Systems, Inc. (a)	6,822	225,672
Onespan, Inc. (a)	3,459	58,561
PAE, Inc. (a)	6,824	67,762
PAR Technology Corp. (a) (b)	2,476	130,658
Parsons Corp. (a)	2,598	87,423
Ping Identity Holding Corp. (a)	5,894	134,855
PlayAGS, Inc. (a)	2,668	18,116
Qualys, Inc. (a)	3,328	456,668
Quantum Corp. (a)	5,692	31,420
Rapid7, Inc. (a)	5,485	645,530
Rekor Systems, Inc. (a) (b)	3,253	21,307
Rimini Street, Inc. (a) (b)	4,338	25,898
SecureWorks Corp. Class A (a)	967	15,443
Startek, Inc. (a)	1,664	8,686
Sterling Check Corp. (a)	1,604	32,898
Super Micro Computer, Inc. (a)	4,263	187,359
Telos Corp. (a)	3,922	60,477
Tenable Holdings, Inc. (a)	9,025	497,007
TTEC Holdings, Inc.	1,824	165,163
Unisys Corp. (a)	6,427	132,203
Varonis Systems, Inc. (a)	10,454	509,946
Vocera Communications, Inc. (a)	3,372	218,640
Vuzix Corp. (a)	5,761	49,948
		6,646,313
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	17,167	113,817
Semiconductors — 3.6%
Alpha & Omega Semiconductor Ltd. (a)	2,086	126,328
Ambarella, Inc. (a)	3,450	699,970
Amkor Technology, Inc.	9,959	246,884
Atomera, Inc. (a) (b)	1,990	40,039
Axcelis Technologies, Inc. (a)	3,238	241,425
AXT, Inc. (a)	3,962	34,905
CEVA, Inc. (a)	2,229	96,382
CMC Materials, Inc.	2,771	531,173
Cohu, Inc. (a)	4,688	178,566
CTS Corp.	3,158	115,962
Diodes, Inc. (a)	4,254	467,132
EMCORE Corp. (a)	3,612	25,212
FormFactor, Inc. (a)	7,580	346,558
Impinj, Inc. (a)	1,844	163,563
Kulicke & Soffa Industries, Inc.	5,973	361,605
Lattice Semiconductor Corp. (a)	13,254	1,021,353
MACOM Technology Solutions Holdings, Inc. (a)	4,746	371,612
MaxLinear, Inc. (a)	6,929	522,377
Onto Innovation, Inc. (a)	4,755	481,349
Ouster, Inc. (a) (b)	15,273	79,420
Photronics, Inc. (a)	5,773	108,821
Power Integrations, Inc.	5,899	547,958
Rambus, Inc. (a)	10,549	310,035
Semtech Corp. (a)	6,326	562,571
Silicon Laboratories, Inc. (a)	3,895	804,006

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SiTime Corp. (a)	1,555	$454,900
SkyWater Technology, Inc. (a) (b)	779	12,635
SMART Global Holdings, Inc. (a)	1,712	121,535
Synaptics, Inc. (a)	3,826	1,107,665
Ultra Clean Holdings, Inc. (a)	4,324	248,025
Veeco Instruments, Inc. (a)	4,926	140,243
		10,570,209
Software — 5.6%
1Life Healthcare, Inc. (a)	11,404	200,368
8x8, Inc. (a)	10,959	183,673
ACI Worldwide, Inc. (a)	11,502	399,119
Agilysys, Inc. (a)	2,069	91,988
Alignment Healthcare, Inc. (a)	7,742	108,853
Alkami Technology, Inc. (a)	2,769	55,546
Allscripts Healthcare Solutions, Inc. (a)	11,854	218,706
Altair Engineering, Inc. Class A (a)	4,498	347,785
American Software, Inc. Class A	3,097	81,048
Apollo Medical Holdings, Inc. (a)	3,676	270,112
Appfolio, Inc. Class A (a) (b)	1,850	223,961
Appian Corp. (a)	3,838	250,276
Arteris, Inc. (a)	488	10,302
Asana, Inc. Class A (a)	6,952	518,272
Avaya Holdings Corp. (a)	8,066	159,707
Avid Technology, Inc. (a)	3,531	115,005
AvidXchange Holdings, Inc. (a) (b)	2,480	37,349
Bandwidth, Inc. Class A (a)	2,257	161,962
Benefitfocus, Inc. (a)	2,438	25,989
BigCommerce Holdings, Inc. (a)	4,726	167,159
Blackbaud, Inc. (a)	4,678	369,468
Blackline, Inc. (a)	5,294	548,141
Bottomline Technologies de, Inc. (a)	4,372	246,887
Box, Inc. Class A (a)	13,630	356,970
Brightcove, Inc. (a)	4,041	41,299
BTRS Holdings, Inc. (a)	6,352	49,673
Cardlytics, Inc. (a)	3,158	208,712
Castlight Health, Inc. Class B (a)	11,808	18,184
Cerence, Inc. (a)	3,689	282,725
CommVault Systems, Inc. (a)	4,462	307,521
Computer Programs & Systems, Inc. (a)	1,401	41,049
Consensus Cloud Solutions, Inc. (a)	1,566	90,624
Convey Health Solutions Holdings, Inc. (a)	1,285	10,743
CoreCard Corp. (a)	719	27,897
CS Disco, Inc. (a)	746	26,670
CSG Systems International, Inc.	3,216	185,306
Daily Journal Corp. (a)	120	42,808
DarioHealth Corp. (a) (b)	1,311	17,004
Digi International, Inc. (a)	3,331	81,843
Digimarc Corp. (a) (b)	1,251	49,389
Digital Turbine, Inc. (a) (b)	8,862	540,493
DigitalOcean Holdings, Inc. (a)	4,953	397,875
Domo, Inc. Class B (a)	2,722	135,011
Donnelley Financial Solutions, Inc. (a)	2,880	135,763
E2open Parent Holdings, Inc. (a)	19,408	218,534
Ebix, Inc.	2,613	79,435
eGain Corp. (a)	2,018	20,140
Enfusion, Inc. Class A (a)	2,117	44,330
EngageSmart, Inc. (a)	1,570	37,868

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Envestnet, Inc. (a)	5,300	$420,502
EverCommerce, Inc. (a)	1,646	25,925
Evolent Health, Inc. Class A (a)	7,787	215,466
Forian, Inc. (a)	1,823	16,443
Genius Brands International, Inc. (a) (b)	28,006	29,406
GreenBox POS (a) (b)	1,769	7,430
GTY Technology Holdings, Inc. (a)	3,179	21,299
Health Catalyst, Inc. (a)	5,090	201,666
HireRight Holdings Corp. (a)	2,166	34,656
IBEX Holdings Ltd. (a) (b)	560	7,218
Inseego Corp. (a) (b)	8,181	47,695
Instructure Holdings, Inc. (a)	1,187	28,464
Intapp, Inc. (a)	996	25,059
JFrog Ltd. (a)	5,181	153,876
Kaltura, Inc. (a)	1,671	5,631
LivePerson, Inc. (a)	6,403	228,715
ManTech International Corp. Class A	2,706	197,349
MeridianLink, Inc. (a)	1,236	26,673
MicroStrategy, Inc. Class A (a) (b)	826	449,749
Model N, Inc. (a) (b)	3,508	105,345
Momentive Global, Inc. (a)	12,641	267,357
NantHealth, Inc. (a)	2,418	2,551
NextGen Healthcare, Inc. (a)	5,542	98,592
ON24, Inc. (a)	2,638	45,769
Outbrain, Inc. (a)	788	11,032
Outset Medical, Inc. (a)	4,561	210,216
PagerDuty, Inc. (a) (b)	7,975	277,131
PDF Solutions, Inc. (a)	2,935	93,304
Phreesia, Inc. (a)	4,829	201,176
Porch Group, Inc. (a)	7,530	117,393
PowerSchool Holdings, Inc., Class A (a)	5,252	86,500
Privia Health Group, Inc. (a)	1,570	40,616
Progress Software Corp.	4,310	208,044
PROS Holdings, Inc. (a) (b)	3,907	134,752
Rackspace Technology, Inc. (a)	5,361	72,213
SailPoint Technologies Holding, Inc. (a)	8,929	431,628
Sapiens International Corp. NV	3,055	105,245
Schrodinger, Inc. /United States (a)	4,432	154,367
Simulations Plus, Inc. (b)	1,504	71,139
Smith Micro Software, Inc. (a)	4,491	22,096
Society Pass, Inc. (a)	308	3,206
Sprout Social, Inc. Class A (a)	4,416	400,487
SPS Commerce, Inc. (a)	3,523	501,499
Sumo Logic, Inc. (a)	8,485	115,057
Tabula Rasa HealthCare, Inc. (a)	2,221	33,315
Udemy, Inc. (a)	1,355	26,477
Upland Software, Inc. (a)	2,838	50,914
Verint Systems, Inc. (a)	6,276	329,553
Veritone, Inc. (a) (b)	2,795	62,832
Verra Mobility Corp. (a)	14,023	216,375
Viant Technology, Inc. (a)	1,129	10,957
Weave Communications, Inc. (a)	450	6,831
Workiva, Inc. (a)	4,182	545,709
Xperi Holding Corp.	10,198	192,844
Yext, Inc. (a)	10,989	109,011
Ziff Davis, Inc. (a)	4,243	470,379

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zuora, Inc. Class A Class A (a)	10,838	$202,454
		16,417,130
		33,747,469
Utilities — 2.7%
Electric — 1.3%
ALLETE, Inc.	5,102	338,518
Ameresco, Inc. Class A (a)	3,014	245,460
Avista Corp.	6,845	290,844
Black Hills Corp.	6,219	438,875
Clearway Energy, Inc. Class A	3,441	115,205
Clearway Energy, Inc. Class C	8,091	291,519
FTC Solar, Inc. (a) (b)	1,844	13,941
MGE Energy, Inc.	3,535	290,754
NorthWestern Corp. (b)	5,191	296,717
Ormat Technologies, Inc. (b)	4,422	350,665
Otter Tail Corp.	3,989	284,894
PNM Resources, Inc.	8,341	380,433
Portland General Electric Co.	8,782	464,743
Unitil Corp.	1,534	70,549
Via Renewables, Inc. (b)	1,159	13,247
		3,886,364
Gas — 0.9%
Brookfield Infrastructure Corp. Class A (b)	6,025	411,267
Chesapeake Utilities Corp.	1,666	242,920
New Jersey Resources Corp.	9,415	386,580
Northwest Natural Holding Co.	3,019	147,267
ONE Gas, Inc.	5,139	398,735
South Jersey Industries, Inc. (b)	10,012	261,513
Southwest Gas Holdings, Inc.	5,928	415,256
Spire, Inc.	4,924	321,143
		2,584,681
Water — 0.5%
American States Water Co.	3,588	371,143
Artesian Resources Corp. Class A	808	37,435
California Water Service Group	5,153	370,295
Global Water Resources, Inc.	1,254	21,443
Middlesex Water Co.	1,695	203,908
SJW Group	2,664	195,005
The York Water Co.	1,280	63,718
		1,262,947
		7,733,992

TOTAL COMMON STOCK (Cost $232,688,202)		290,284,745

TOTAL EQUITIES (Cost $232,688,202)		290,284,745

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%

Energy — 0.0% Oil & Gas — 0.0%
Nabors Industries Ltd. (a) (b)	326	$1,216

TOTAL WARRANTS (Cost $0)		1,216

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR (a) (c) (d)	1,859	—
Tobira Therapeutics Inc., CVR (a) (c) (d)	1,376	10,471
		10,471
Pharmaceuticals — 0.0%
GTx, Inc., CVR (a) (b) (c) (d)	111	—
		10,471

TOTAL RIGHTS (Cost $310)		10,471

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Diversified Financial Services — 0.0%
GAMCO Investors, Inc.	$1,000	990

TOTAL CORPORATE DEBT (Cost $1,000)		990

TOTAL BONDS & NOTES (Cost $1,000)		990

	Number of Shares
MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	3,792,218	3,792,218

TOTAL MUTUAL FUNDS (Cost $3,792,218)		3,792,218

TOTAL LONG-TERM INVESTMENTS (Cost $236,481,730)		294,089,640

MM Russell 2000 Small Cap Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%

Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (f)	$1,034,016	$1,034,016
U.S. Treasury Bill — 0.4%
U.S. Treasury Bill
0.038% 1/27/22 (g) (h)	1,155,000	1,154,978

TOTAL SHORT-TERM INVESTMENTS (Cost $2,188,984)		2,188,994

TOTAL INVESTMENTS — 101.6% (Cost $238,670,714) (i)		296,278,634

Other Assets/(Liabilities) — (1.6)%		(4,697,222)

NET ASSETS — 100.0%		$291,581,412

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $13,254,844 or 4.55% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $9,821,504 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $10,471 or 0.00% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $1,034,016. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $1,054,702.
(g)	The rate shown represents yield-to-maturity.
(h)	All or a portion of this security is pledged/held as collateral for open derivatives.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Russell 2000 E Mini Index	3/18/22	20	$2,180,582	$62,218

MassMutual Mid Cap Growth Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.1%
Basic Materials — 0.8%
Chemicals — 0.7%
RPM International, Inc.	397,000	$40,097,000
The Sherwin-Williams Co.	50,365	17,736,537
		57,833,537
Mining — 0.1%
Kirkland Lake Gold Ltd.	219,000	9,187,050
		67,020,587
Communications — 6.2%
Advertising — 0.4%
The Trade Desk, Inc. Class A (a)	406,167	37,221,144
Internet — 4.5%
Chewy, Inc. Class A (a) (b)	239,920	14,148,083
Deliveroo PLC Class A (a) (c)	3,494,800	9,873,442
DoorDash, Inc., Class A (a)	61,000	9,082,900
Etsy, Inc. (a)	199,000	43,569,060
Farfetch Ltd. Class A (a)	434,000	14,508,620
IAC/InterActiveCorp (a)	392,859	51,350,599
Match Group, Inc. (a)	173,000	22,879,250
Okta, Inc. (a)	119,477	26,783,159
Palo Alto Networks, Inc. (a)	140,715	78,344,484
Roku, Inc. (a)	93,926	21,433,913
Spotify Technology SA (a)	242,000	56,635,260
Twitter, Inc. (a)	329,742	14,251,449
Upwork, Inc. (a)	256,000	8,744,960
Vimeo, Inc. (a)	1,029,727	18,493,897
		390,099,076
Media — 0.6%
Liberty Media Corp-Liberty Formula One Class C (a)	753,000	47,619,720
Telecommunications — 0.7%
Arista Networks, Inc. (a)	93,879	13,495,106
Corning, Inc.	1,316,000	48,994,680
		62,489,786
		537,429,726
Consumer, Cyclical — 18.2%
Airlines — 0.8%
Azul SA (a) (b)	982,695	12,971,574

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Southwest Airlines Co. (a)	1,224,000	$52,436,160
		65,407,734
Apparel — 0.4%
Deckers Outdoor Corp. (a)	44,000	16,117,640
On Holding AG, Class A (a)	66,000	2,495,460
VF Corp.	211,000	15,449,420
		34,062,520
Auto Manufacturers — 1.7%
Rivian Automotive, Inc., Lockup Shares (Acquired 12/23/19-7/10/20, Cost $17,656,722) (a) (d) (e)	1,469,560	144,759,743
Auto Parts & Equipment — 0.3%
Aptiv PLC (a)	129,000	21,278,550
BorgWarner, Inc.	202,813	9,140,782
		30,419,332
Distribution & Wholesale — 0.2%
Leslie's, Inc. (a)	837,255	19,809,453
Entertainment — 2.2%
Caesars Entertainment, Inc. (a)	860,666	80,498,091
DraftKings, Inc. Class A (a) (b)	423,000	11,619,810
Live Nation Entertainment, Inc. (a)	435,455	52,119,609
Vail Resorts, Inc.	145,000	47,545,500
		191,783,010
Leisure Time — 0.5%
Peloton Interactive, Inc. Class A (a)	194,000	6,937,440
Planet Fitness, Inc. Class A (a)	441,645	40,004,204
		46,941,644
Lodging — 1.8%
Hilton Worldwide Holdings, Inc. (a)	677,000	105,605,230
MGM Resorts International	1,145,000	51,387,600
		156,992,830
Retail — 9.3%
Advance Auto Parts, Inc.	151,669	36,382,360
Bath & Body Works, Inc.	302,000	21,076,580
Bed Bath & Beyond, Inc. (a) (b)	362,555	5,286,052
Burlington Stores, Inc. (a)	431,975	125,925,032
Carvana Co. (a)	41,259	9,563,424
Casey's General Stores, Inc.	346,000	68,283,100
Chipotle Mexican Grill, Inc. (a)	55,510	97,045,358
Darden Restaurants, Inc.	129,789	19,551,415
Dollar General Corp.	426,945	100,686,439
Dollar Tree, Inc. (a)	363,000	51,008,760
Domino's Pizza, Inc.	85,000	47,968,050
Five Below, Inc. (a)	110,000	22,757,900
Floor & Decor Holdings, Inc. Class A (a)	175,225	22,781,002
Lululemon Athletica, Inc. (a)	107,067	41,911,377
O'Reilly Automotive, Inc. (a)	101,535	71,707,063

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Olaplex Holdings, Inc. (a)	358,000	$10,428,540
Ross Stores, Inc.	483,396	55,242,495
Warby Parker, Inc. Class A (a)	53,000	2,467,680
		810,072,627
Toys, Games & Hobbies — 1.0%
Mattel, Inc. (a)	3,852,477	83,059,404
		1,583,308,297
Consumer, Non-cyclical — 28.3%
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a)	53,000	26,770,300
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc. (a)	272,000	46,125,760
Argenx SE ADR (a)	107,000	37,470,330
BioMarin Pharmaceutical, Inc. (a)	89,276	7,887,535
Exelixis, Inc. (a)	405,000	7,403,400
Guardant Health, Inc. (a)	142,380	14,240,847
Horizon Therapeutics PLC (a)	130,888	14,104,491
Illumina, Inc. (a)	24,393	9,280,073
Incyte Corp. (a)	122,000	8,954,800
Ionis Pharmaceuticals, Inc. (a)	639,000	19,444,770
Kodiak Sciences, Inc. (a)	53,000	4,493,340
Seagen, Inc. (a)	298,000	46,070,800
Ultragenyx Pharmaceutical, Inc. (a)	169,000	14,211,210
		229,687,356
Commercial Services — 7.1%
Block, Inc. (a)	224,297	36,226,208
Bright Horizons Family Solutions, Inc. (a)	384,885	48,449,324
Cintas Corp.	109,105	48,352,063
CoStar Group, Inc. (a)	697,000	55,083,910
Dlocal Ltd. (a)	398,534	14,223,678
Equifax, Inc.	217,000	63,535,430
FleetCor Technologies, Inc. (a)	296,000	66,256,640
Global Payments, Inc.	112,676	15,231,542
GXO Logistics, Inc. (a)	147,984	13,441,387
Legalzoom.com Inc. (a)	47,937	770,348
MarketAxess Holdings, Inc.	78,000	32,079,060
Moody's Corp.	38,491	15,033,815
Multiplan Corp. (a) (b)	2,668,000	11,819,240
Quanta Services, Inc.	275,401	31,577,479
Terminix Global Holdings, Inc. (a)	1,045,000	47,265,350
Toast, Inc., Class A (a)	23,198	805,202
TransUnion	730,000	86,563,400
Verisk Analytics, Inc.	149,000	34,080,770
		620,794,846
Food — 0.3%
TreeHouse Foods, Inc. (a)	585,000	23,710,050
Health Care – Products — 11.6%
Alcon, Inc. (b)	775,476	67,559,469
Align Technology, Inc. (a)	44,729	29,395,004

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Avantor, Inc. (a)	2,490,000	$104,928,600
Bruker Corp.	1,304,000	109,418,640
The Cooper Cos., Inc.	218,000	91,328,920
Edwards Lifesciences Corp. (a)	94,249	12,209,958
Exact Sciences Corp. (a)	408,205	31,770,595
Hologic, Inc. (a)	2,444,203	187,128,181
ICU Medical, Inc. (a)	155,000	36,787,700
IDEXX Laboratories, Inc. (a)	40,654	26,769,033
Insulet Corp. (a)	88,612	23,576,995
Natera, Inc. (a)	131,938	12,321,690
Novocure Ltd. (a)	104,181	7,821,909
Ortho Clinical Diagnostics Holdings PLC Class H (a)	1,032,000	22,074,480
Quidel Corp. (a)	300,000	40,497,000
ResMed, Inc.	29,537	7,693,798
Teleflex, Inc.	415,739	136,561,947
West Pharmaceutical Services, Inc.	141,000	66,130,410
		1,013,974,329
Health Care – Services — 3.5%
Acadia Healthcare Co., Inc. (a)	890,000	54,023,000
agilon health, Inc. (a)	238,000	6,426,000
Amedisys, Inc. (a)	55,295	8,951,155
Catalent, Inc. (a)	1,258,000	161,061,740
Humana, Inc.	56,275	26,103,721
Molina Healthcare, Inc. (a)	147,128	46,798,474
		303,364,090
Household Products & Wares — 1.0%
Avery Dennison Corp.	289,000	62,588,730
Reynolds Consumer Products, Inc.	687,000	21,571,800
		84,160,530
Pharmaceuticals — 1.9%
Alkermes PLC (a)	1,149,000	26,725,740
Dentsply Sirona, Inc.	291,000	16,234,890
DexCom, Inc. (a)	64,936	34,867,385
Elanco Animal Health, Inc. (a)	1,077,520	30,580,018
Neurocrine Biosciences, Inc. (a)	252,000	21,462,840
Perrigo Co. PLC	733,000	28,513,700
Sarepta Therapeutics, Inc. (a)	110,140	9,918,107
		168,302,680
		2,470,764,181
Energy — 0.2%
Energy – Alternate Sources — 0.1%
Shoals Technologies Group, Inc. Class A (a)	394,000	9,574,200
Oil & Gas — 0.1%
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $652,320) (a) (d) (e) (f)	216	1,285,237

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $4,872,708) (a) (d) (e) (f)	1,328	$7,901,826
		9,187,063
		18,761,263
Financial — 6.6%
Banks — 1.1%
SVB Financial Group (a)	108,227	73,403,880
Webster Financial Corp.	431,000	24,067,040
		97,470,920
Diversified Financial Services — 2.1%
Cboe Global Markets, Inc.	346,000	45,118,400
LPL Financial Holdings, Inc.	164,220	26,289,980
Raymond James Financial, Inc.	197,000	19,778,800
SoFi Technologies, Inc. (a) (b)	1,269,000	20,062,890
Tradeweb Markets, Inc. Class A	743,000	74,404,020
		185,654,090
Insurance — 1.7%
Aon PLC Class A	152,987	45,981,773
Assurant, Inc.	341,000	53,148,260
Axis Capital Holdings Ltd.	626,000	34,098,220
Kemper Corp.	220,000	12,933,800
		146,162,053
Private Equity — 1.6%
KKR & Co., Inc.	1,949,258	145,219,721
Real Estate — 0.1%
eXp World Holdings, Inc.	141,000	4,750,290
		579,257,074
Industrial — 17.0%
Aerospace & Defense — 0.4%
BWX Technologies, Inc.	719,000	34,425,720
Building Materials — 0.7%
Builders FirstSource, Inc. (a)	246,760	21,149,800
Martin Marietta Materials, Inc.	90,000	39,646,800
		60,796,600
Electrical Components & Equipment — 0.1%
Littelfuse, Inc.	34,000	10,699,120
Electronics — 5.0%
Agilent Technologies, Inc.	939,677	150,019,433
Amphenol Corp. Class A	689,216	60,278,831
Fortive Corp.	801,000	61,108,290
II-VI, Inc. (a) (b)	288,799	19,733,636
Keysight Technologies, Inc. (a)	470,000	97,059,700

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
National Instruments Corp.	1,061,000	$46,333,870
		434,533,760
Engineering & Construction — 0.2%
MasTec, Inc. (a)	192,670	17,779,587
Environmental Controls — 0.7%
Waste Connections, Inc.	423,819	57,753,815
Machinery – Diversified — 3.4%
Cognex Corp.	212,000	16,485,120
Colfax Corp. (a)	1,558,000	71,621,260
IDEX Corp.	278,000	65,696,960
Ingersoll Rand, Inc.	2,374,000	146,879,380
		300,682,720
Miscellaneous - Manufacturing — 1.8%
Textron, Inc.	2,029,000	156,638,800
Packaging & Containers — 3.1%
Ardagh Metal Packaging SA (a)	865,381	7,814,391
Ball Corp.	1,978,186	190,439,966
Packaging Corp. of America	70,000	9,530,500
Sealed Air Corp.	928,000	62,612,160
		270,397,017
Transportation — 1.6%
J.B. Hunt Transport Services, Inc.	540,000	110,376,000
Knight-Swift Transportation Holdings, Inc.	322,397	19,646,873
XPO Logistics, Inc. (a)	169,209	13,101,853
		143,124,726
		1,486,831,865
Technology — 20.6%
Computers — 2.0%
Crowdstrike Holdings, Inc. Class A (a)	150,000	30,712,500
Fortinet, Inc. (a)	219,000	78,708,600
Genpact Ltd.	409,982	21,761,844
KBR, Inc.	530,235	25,249,791
Leidos Holdings, Inc.	190,000	16,891,000
Thoughtworks Holding, Inc. (a)	197,823	5,303,635
		178,627,370
Semiconductors — 8.9%
Advanced Micro Devices, Inc. (a)	315,255	45,365,194
Entegris, Inc.	523,000	72,477,340
KLA Corp.	302,579	130,142,253
Lam Research Corp.	33,948	24,413,704
Lattice Semiconductor Corp. (a)	196,000	15,103,760
Marvell Technology, Inc.	2,284,612	199,880,704
Microchip Technology, Inc.	2,402,349	209,148,504
Skyworks Solutions, Inc.	295,000	45,766,300

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wolfspeed, Inc. (a)	340,836	$38,095,240
		780,392,999
Software — 9.7%
Atlassian Corp. PLC Class A (a)	141,938	54,119,540
Autodesk, Inc. (a)	53,066	14,921,628
BigCommerce Holdings, Inc. (a)	191,388	6,769,394
Bill.com Holdings, Inc. (a)	91,000	22,672,650
Black Knight, Inc. (a)	647,000	53,629,830
Broadridge Financial Solutions, Inc.	103,000	18,830,460
CCC Intelligent Solutions Holdings, Inc. (a)	974,000	11,093,860
Ceridian HCM Holding, Inc. (a)	675,000	70,510,500
Citrix Systems, Inc.	363,000	34,336,170
Clarivate PLC (a)	2,912,000	68,490,240
Clear Secure Inc. Class A (a)	106,028	3,326,098
Coupa Software, Inc. (a)	110,991	17,542,128
DocuSign, Inc. (a)	315,000	47,977,650
Doximity, Inc. Class A (a)	189,000	9,474,570
Fair Isaac Corp. (a)	46,159	20,017,773
HashiCorp, Inc. Class A (a)	10,971	998,800
HubSpot, Inc. (a)	34,644	22,835,593
MongoDB, Inc. (a)	54,207	28,694,475
MSCI, Inc.	63,243	38,748,354
nCino, Inc. (a)	148,000	8,119,280
Paycom Software, Inc. (a)	107,860	44,782,393
Playtika Holding Corp. (a)	530,000	9,163,700
Procore Technologies, Inc. (a) (b)	59,000	4,718,230
PTC, Inc. (a)	302,000	36,587,300
Roper Technologies, Inc.	113,000	55,580,180
SentinelOne Inc. Class A (a)	158,000	7,977,420
Signify Health, Inc. Class A (a) (b)	628,958	8,943,783
Veeva Systems, Inc. Class A (a)	312,276	79,780,272
Workday, Inc. Class A (a)	70,542	19,270,664
Zynga, Inc. Class A (a)	3,508,000	22,451,200
		842,364,135
		1,801,384,504
Utilities — 0.2%
Electric — 0.2%
Ameren Corp.	17,000	1,513,170
Eversource Energy	171,000	15,557,580
		17,070,750

TOTAL COMMON STOCK (Cost $5,636,778,625)		8,561,828,247

PREFERRED STOCK — 0.4%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Nuro, Inc., Series D (Acquired 10/29/21, Cost $3,125,295) (a) (d) (e) (f)	149,925	3,125,295

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.0%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $3,678,889) (a) (d) (e) (f)	77,608	$3,678,889
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $5,006,003) (a) (d) (e) (f)	618,025	5,006,003
		8,684,892
Financial — 0.1%
Investment Companies — 0.1%
Maplebear, Inc., Series E (Acquired 11/19/21-12/01/21, Cost $10,196,717) (a) (d) (e) (f)	84,807	10,070,831
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $1,765,375) (a) (d) (e) (f)	14,123	1,677,106
		11,747,937
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $7,310,569) (a) (d) (e) (f)	177,128	7,310,569
Technology — 0.1%
Software — 0.1%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $2,400,675) (a) (d) (e) (f)	13,535	2,739,755
Databricks, Inc., Series H (Acquired 8/31/21, Cost $3,616,301) (a) (d) (e) (f)	16,404	3,320,498
		6,060,253

TOTAL PREFERRED STOCK (Cost $37,099,821)		36,928,946

TOTAL EQUITIES (Cost $5,673,878,446)		8,598,757,193

MUTUAL FUNDS — 0.7%
Diversified Financial Services — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	62,714,082	62,714,082

TOTAL MUTUAL FUNDS (Cost $62,714,082)		62,714,082

TOTAL LONG-TERM INVESTMENTS (Cost $5,736,592,528)		8,661,471,275

SHORT-TERM INVESTMENTS — 2.3%
Mutual Fund — 1.2%
T. Rowe Price Government Reserve Investment Fund	103,905,748	103,905,748

MassMutual Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (h)	$92,604,728	$92,604,728

TOTAL SHORT-TERM INVESTMENTS (Cost $196,510,476)		196,510,476

TOTAL INVESTMENTS — 101.5% (Cost $5,933,103,004) (i)		8,857,981,751

Other Assets/(Liabilities) — (1.5)%		(133,329,109)

NET ASSETS — 100.0%		$8,724,652,642

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $120,446,520 or 1.38% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $60,650,804 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $9,873,442 or 0.11% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At December 31, 2021, these securities amounted to a value of $190,875,752 or 2.19% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $190,875,752 or 2.19% of net assets.
(f)	Investment was valued using significant unobservable inputs.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $92,604,728. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $94,456,932.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 2.4%
Chemicals — 2.3%
Cabot Corp.	40,917	$2,299,535
Element Solutions, Inc.	159,977	3,884,242
Methanex Corp. (a)	59,618	2,357,892
Olin Corp.	100,018	5,753,035
Rogers Corp. (b)	13,807	3,769,311
		18,064,015
Mining — 0.1%
Livent Corp. (b)	32,099	782,574
		18,846,589
Communications — 5.2%
Internet — 3.5%
Cargurus, Inc. (b)	115,876	3,898,069
Criteo SA Sponsored ADR (b)	79,435	3,087,639
Mimecast Ltd. (b)	52,356	4,165,967
Overstock.com, Inc. (b)	19,998	1,180,082
Perficient, Inc. (b)	42,496	5,494,308
RealReal, Inc. (b)	109,322	1,269,228
Revolve Group, Inc. (b)	39,511	2,214,196
Shutterstock, Inc.	51,517	5,712,205
		27,021,694
Media — 0.2%
The New York Times Co. Class A	33,338	1,610,225
Telecommunications — 1.5%
Calix, Inc. (b)	84,636	6,768,341
Ciena Corp. (b)	26,718	2,056,484
Viavi Solutions, Inc. (b)	142,232	2,506,128
		11,330,953
		39,962,872
Consumer, Cyclical — 13.9%
Apparel — 1.6%
Carter's, Inc.	18,229	1,845,139
Crocs, Inc. (b)	24,798	3,179,600
Deckers Outdoor Corp. (b)	2,789	1,021,639
Oxford Industries, Inc.	29,527	2,997,581
Steven Madden Ltd.	61,068	2,837,830

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wolverine World Wide, Inc.	22,957	$661,391
		12,543,180
Auto Parts & Equipment — 1.0%
Dana, Inc.	135,627	3,095,008
Fox Factory Holding Corp. (b)	29,092	4,948,549
		8,043,557
Distribution & Wholesale — 1.1%
SiteOne Landscape Supply, Inc. (b)	25,387	6,150,762
WESCO International, Inc. (b)	15,438	2,031,487
		8,182,249
Entertainment — 0.8%
Cinemark Holdings, Inc. (b)	101,468	1,635,664
Red Rock Resorts, Inc. Class A	80,004	4,401,020
		6,036,684
Food Services — 0.3%
Sovos Brands, Inc. (b)	153,112	2,304,336
Home Builders — 1.1%
Cavco Industries, Inc. (b)	5,068	1,609,850
Skyline Champion Corp. (b)	89,922	7,102,040
		8,711,890
Leisure Time — 1.2%
Acushnet Holdings Corp.	34,196	1,815,124
Planet Fitness, Inc. Class A (b)	36,680	3,322,474
YETI Holdings, Inc. (b)	48,826	4,044,258
		9,181,856
Lodging — 0.8%
Boyd Gaming Corp. (b)	32,524	2,132,598
Choice Hotels International, Inc.	28,321	4,417,793
		6,550,391
Retail — 6.0%
BJ's Restaurants, Inc. (b)	47,750	1,649,763
Boot Barn Holdings, Inc. (b)	47,301	5,820,388
Denny's Corp. (b)	107,689	1,723,024
Dutch Bros, Inc., Class A (b)	12,606	641,771
FirstCash Holdings, Inc.	30,622	2,290,832
Five Below, Inc. (b)	25,873	5,352,865
Floor & Decor Holdings, Inc. Class A (b)	17,667	2,296,887
Freshpet, Inc. (b)	25,445	2,424,145
La-Z-Boy, Inc.	33,437	1,214,097
National Vision Holdings, Inc. (b)	55,178	2,647,992
Nu Skin Enterprises, Inc. Class A	55,123	2,797,492
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	34,436	1,762,779
Papa John's International, Inc.	34,558	4,612,456
Portillo's, Inc. Class A (b)	23,758	891,875
Rush Enterprises, Inc. Class A	43,640	2,428,130
Victoria's Secret & Co. (b)	38,555	2,141,345

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wingstop, Inc.	32,016	$5,532,365
		46,228,206
		107,782,349
Consumer, Non-cyclical — 22.6%
Biotechnology — 4.8%
Akero Therapeutics, Inc. (b)	28,458	601,887
ALX Oncology Holdings, Inc. (b)	22,805	490,079
Amicus Therapeutics, Inc. (b)	191,222	2,208,614
Apellis Pharmaceuticals, Inc. (b)	40,475	1,913,658
Arena Pharmaceuticals, Inc. (b)	21,814	2,027,393
Ascendis Pharma A/S ADR (b)	10,096	1,358,215
BioAtla, Inc. (b)	31,434	617,049
Blueprint Medicines Corp. (b)	16,833	1,802,983
Celldex Therapeutics, Inc. (b)	13,540	523,186
Certara, Inc. (b)	21,314	605,744
Crinetics Pharmaceuticals, Inc. (b)	17,400	494,334
Fate Therapeutics, Inc. (b)	16,573	969,686
Halozyme Therapeutics, Inc. (b)	75,656	3,042,128
ImmunoGen, Inc. (b)	167,676	1,244,156
Karuna Therapeutics, Inc. (b)	6,435	842,985
Kodiak Sciences, Inc. (b)	15,150	1,284,417
Kymera Therapeutics, Inc. (b)	22,903	1,454,111
Mersana Therapeutics, Inc. (b)	61,001	379,426
Myriad Genetics, Inc. (b)	56,788	1,567,349
NeoGenomics, Inc. (b)	60,040	2,048,565
RAPT Therapeutics, Inc. (b)	25,819	948,332
Relay Therapeutics, Inc. (b)	30,300	930,513
Revolution Medicines, Inc. (b)	44,590	1,122,330
Rocket Pharmaceuticals, Inc. (b)	54,850	1,197,376
Sage Therapeutics, Inc. (b)	12,479	530,857
Scholar Rock Holding Corp. (b)	16,514	410,208
Turning Point Therapeutics, Inc. (b)	33,138	1,580,683
Veracyte, Inc. (b)	106,782	4,399,418
Y-mAbs Therapeutics, Inc. (b)	53,268	863,474
		37,459,156
Commercial Services — 3.8%
AMN Healthcare Services, Inc. (b)	13,080	1,600,077
ASGN, Inc. (b)	6,486	800,372
Cross Country Healthcare, Inc. (b)	134,824	3,742,714
Herc Holdings, Inc.	43,668	6,836,226
LiveRamp Holdings, Inc. (b)	41,660	1,997,597
Mister Car Wash, Inc. (b)	114,244	2,080,383
Paylocity Holding Corp. (b)	12,887	3,043,394
Payoneer Global, Inc. (b)	132,625	974,794
R1 RCM, Inc. (b)	119,823	3,054,288
Repay Holdings Corp. (a) (b)	89,689	1,638,618
Textainer Group Holdings Ltd. (a)	62,623	2,236,267
TriNet Group, Inc. (b)	14,523	1,383,461
		29,388,191
Food — 0.4%
BellRing Brands, Inc. Class A (b)	35,146	1,002,716

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Performance Food Group Co. (b)	43,388	$1,991,075
		2,993,791
Health Care – Products — 9.0%
AtriCure, Inc. (b)	11,596	806,270
Axonics Inc. (b)	55,330	3,098,480
CareDx, Inc. (b)	38,604	1,755,710
Glaukos Corp. (b)	36,037	1,601,484
Globus Medical, Inc. Class A (b)	101,400	7,321,080
Haemonetics Corp. (b)	33,902	1,798,162
Inari Medical, Inc. (b)	29,333	2,677,223
Inmode Ltd. (b)	16,585	1,170,569
Inspire Medical Systems, Inc. (b)	41,142	9,465,129
Integra LifeSciences Holdings Corp. (b)	46,872	3,139,955
Masimo Corp. (b)	11,259	3,296,410
NanoString Technologies, Inc. (b)	49,060	2,071,804
Omnicell, Inc. (b)	39,771	7,176,279
Penumbra, Inc. (b)	13,792	3,962,718
Quanterix Corp. (b)	19,487	826,249
Repligen Corp. (b)	26,937	7,133,995
Shockwave Medical, Inc. (b)	13,492	2,406,028
Tandem Diabetes Care, Inc. (b)	64,708	9,739,848
		69,447,393
Health Care – Services — 3.3%
Acadia Healthcare Co., Inc. (b)	34,535	2,096,274
Accolade, Inc. (a) (b)	56,225	1,482,091
Amedisys, Inc. (b)	12,975	2,100,393
LHC Group, Inc. (b)	38,921	5,341,129
Medpace Holdings, Inc. (b)	51,719	11,256,123
Surgery Partners, Inc. (a) (b)	53,629	2,864,325
		25,140,335
Household Products & Wares — 0.3%
Spectrum Brands Holdings, Inc.	23,078	2,347,494
Pharmaceuticals — 1.0%
Aclaris Therapeutics, Inc. (b)	52,455	762,696
Covetrus, Inc. (b)	60,700	1,212,179
Intellia Therapeutics, Inc. (b)	10,374	1,226,622
KalVista Pharmaceuticals, Inc. (b)	38,320	506,973
Madrigal Pharmaceuticals, Inc. (b)	7,805	661,396
Myovant Sciences Ltd. (b)	43,498	677,264
Owens & Minor, Inc.	60,515	2,632,402
		7,679,532
		174,455,892
Energy — 2.8%
Energy – Alternate Sources — 0.8%
Atlantica Sustainable Infrastructure PLC	65,636	2,347,143
First Solar, Inc. (b)	23,375	2,037,365
Maxeon Solar Technologies Ltd. (a) (b)	111,206	1,545,764

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stem, Inc. (a) (b)	27,020	$512,569
		6,442,841
Oil & Gas — 2.0%
Brigham Minerals, Inc. Class A	54,446	1,148,266
Chesapeake Energy Corp.	56,957	3,674,866
Magnolia Oil & Gas Corp. Class A	135,918	2,564,773
Matador Resources Co.	85,838	3,169,139
Viper Energy Partners LP (c)	109,130	2,325,560
Whiting Petroleum Corp. (b)	36,393	2,353,899
		15,236,503
		21,679,344
Financial — 13.8%
Banks — 4.4%
Ameris Bancorp	110,931	5,511,052
Atlantic Union Bankshares Corp.	75,318	2,808,608
Cadence Bank	75,577	2,251,439
First Interstate BancSystem, Inc. Class A	48,727	1,981,727
Great Western Bancorp, Inc.	70,478	2,393,433
National Bank Holdings Corp. Class A	64,592	2,838,172
Pinnacle Financial Partners, Inc.	45,726	4,366,833
Seacoast Banking Corp. of Florida	83,608	2,958,887
Silvergate Capital Corp. Class A (b)	9,454	1,401,083
Simmons First National Corp. Class A	82,892	2,451,945
Synovus Financial Corp.	45,042	2,156,161
Western Alliance Bancorp	28,610	3,079,867
		34,199,207
Diversified Financial Services — 3.5%
Air Lease Corp.	66,032	2,920,596
Cohen & Steers, Inc.	27,328	2,528,113
Evercore, Inc. Class A	26,660	3,621,761
Hamilton Lane, Inc. Class A	56,708	5,876,083
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	70,623	3,751,494
LPL Financial Holdings, Inc.	26,442	4,233,100
PRA Group, Inc. (b)	61,554	3,090,626
StepStone Group, Inc. Class A	18,769	780,227
		26,802,000
Insurance — 1.7%
Assured Guaranty Ltd.	51,085	2,564,467
Kemper Corp.	34,610	2,034,722
Kinsale Capital Group, Inc.	12,960	3,083,054
MGIC Investment Corp.	80,671	1,163,276
Selective Insurance Group, Inc.	34,333	2,813,246
SiriusPoint Ltd. (b)	177,537	1,443,376
		13,102,141
Real Estate — 0.3%
McGrath RentCorp	31,502	2,528,350
Real Estate Investment Trusts (REITS) — 3.9%
Centerspace	18,449	2,045,994

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Essential Properties Realty Trust, Inc.	162,519	$4,685,423
Hudson Pacific Properties, Inc.	70,426	1,740,227
Independence Realty Trust, Inc.	95,107	2,456,614
Life Storage, Inc.	15,219	2,331,246
National Storage Affiliates Trust	52,742	3,649,746
Pebblebrook Hotel Trust	55,081	1,232,162
Phillips Edison & Co., Inc.	57,500	1,899,800
PotlatchDeltic Corp.	44,353	2,670,938
PS Business Parks, Inc.	16,565	3,050,776
Ryman Hospitality Properties, Inc. (b)	24,957	2,295,046
Xenia Hotels & Resorts, Inc. (b)	119,367	2,161,736
		30,219,708
		106,851,406
Industrial — 19.8%
Aerospace & Defense — 0.7%
Mercury Systems, Inc. (b)	51,099	2,813,511
Spirit AeroSystems Holdings, Inc. Class A	61,596	2,654,172
		5,467,683
Building Materials — 2.4%
Builders FirstSource, Inc. (b)	47,308	4,054,769
Gibraltar Industries, Inc. (b)	25,148	1,676,868
Louisiana-Pacific Corp.	35,832	2,807,437
Patrick Industries, Inc.	28,729	2,318,143
SPX Corp. (b)	28,107	1,677,426
Trex Co., Inc. (b)	43,338	5,851,930
		18,386,573
Electrical Components & Equipment — 1.4%
Acuity Brands, Inc.	13,910	2,945,025
EnerSys	27,262	2,155,334
Novanta, Inc. (b)	32,863	5,794,733
		10,895,092
Electronics — 0.4%
II-VI, Inc. (a) (b)	44,974	3,073,073
Engineering & Construction — 1.5%
Fluor Corp. (a) (b)	265,666	6,580,547
WillScot Mobile Mini Holdings Corp. (b)	120,106	4,905,129
		11,485,676
Environmental Controls — 1.3%
Casella Waste Systems, Inc. Class A (b)	65,356	5,582,710
Clean Harbors, Inc. (b)	42,251	4,215,382
		9,798,092
Hand & Machine Tools — 0.6%
Kennametal, Inc.	69,898	2,510,037
Regal Rexnord Corp.	11,825	2,012,379
		4,522,416

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 6.1%
Albany International Corp. Class A	26,553	$2,348,613
Altra Industrial Motion Corp.	71,789	3,702,159
Applied Industrial Technologies, Inc.	49,369	5,070,196
Chart Industries, Inc. (b)	40,636	6,481,036
Colfax Corp. (b)	73,056	3,358,384
Curtiss-Wright Corp.	20,159	2,795,448
Hydrofarm Holdings Group, Inc. (b)	26,472	748,893
Kornit Digital Ltd. (b)	70,011	10,659,175
The Middleby Corp. (b)	18,888	3,716,403
Ranpak Holdings Corp. (b)	83,146	3,124,627
SPX FLOW, Inc.	32,230	2,787,250
Zurn Water Solutions Corp.	65,826	2,396,066
		47,188,250
Metal Fabricate & Hardware — 1.6%
Advanced Drainage Systems, Inc.	52,134	7,097,001
Helios Technologies, Inc.	43,674	4,593,195
Xometry, Inc. Class A (a) (b)	10,503	538,279
		12,228,475
Miscellaneous - Manufacturing — 1.5%
Enerpac Tool Group Corp.	86,586	1,755,964
Federal Signal Corp.	85,282	3,696,122
ITT, Inc.	40,546	4,143,396
John Bean Technologies Corp.	13,099	2,011,482
		11,606,964
Packaging & Containers — 0.3%
Graphic Packaging Holding Co.	136,589	2,663,485
Transportation — 1.7%
CryoPort, Inc. (a) (b)	48,117	2,847,083
Kirby Corp. (b)	32,871	1,953,195
Saia, Inc. (b)	25,178	8,485,741
		13,286,019
Trucking & Leasing — 0.3%
GATX Corp.	25,874	2,695,812
		153,297,610
Technology — 18.5%
Computers — 3.1%
CyberArk Software Ltd. (b)	25,650	4,444,632
Globant SA (b)	19,821	6,225,578
Rapid7, Inc. (b)	47,873	5,634,173
Varonis Systems, Inc. (b)	163,054	7,953,774
		24,258,157
Semiconductors — 7.4%
Ambarella, Inc. (b)	35,096	7,120,627
FormFactor, Inc. (b)	59,717	2,730,261
Impinj, Inc. (a) (b)	9,104	807,525

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lattice Semiconductor Corp. (b)	116,134	$8,949,286
MACOM Technology Solutions Holdings, Inc. (b)	67,231	5,264,187
MKS Instruments, Inc.	17,563	3,058,948
Nova Ltd. (b)	27,979	4,098,924
Power Integrations, Inc.	47,953	4,454,354
SiTime Corp. (b)	15,029	4,396,584
Synaptics, Inc. (b)	24,135	6,987,324
Tower Semiconductor Ltd. (b)	225,838	8,961,252
		56,829,272
Software — 8.0%
Avalara, Inc. (b)	11,220	1,448,614
Bandwidth, Inc. Class A (a) (b)	44,053	3,161,243
Cardlytics, Inc. (a) (b)	27,673	1,828,909
Cerence, Inc. (b)	11,062	847,792
Concentrix Corp.	17,827	3,184,259
Digital Turbine, Inc. (a) (b)	50,263	3,065,540
DigitalOcean Holdings, Inc. (b)	26,782	2,151,398
Health Catalyst, Inc. (b)	69,206	2,741,942
Jamf Holding Corp. (a) (b)	132,424	5,033,436
Manhattan Associates, Inc. (b)	60,000	9,329,400
Momentive Global, Inc. (b)	117,814	2,491,766
New Relic, Inc. (b)	53,148	5,844,154
Paymentus Holdings, Inc. Class A (b)	16,123	563,983
Phreesia, Inc. (b)	38,989	1,624,282
Porch Group, Inc. (Acquired 12/23/20, Cost $798,940) (b) (d) (e)	79,894	1,245,547
Porch Group, Inc. (b)	26,692	416,128
Sprout Social, Inc. Class A (b)	74,058	6,716,320
Verra Mobility Corp. (b)	201,333	3,106,568
Workiva, Inc. (b)	34,680	4,525,393
Ziff Davis, Inc. (b)	23,532	2,608,758
		61,935,432
		143,022,861
Utilities — 0.4%
Electric — 0.4%
Portland General Electric Co.	50,212	2,657,219

TOTAL COMMON STOCK (Cost $601,003,336)		768,556,142

TOTAL EQUITIES (Cost $601,003,336)		768,556,142

MUTUAL FUNDS — 1.7%
Diversified Financial Services — 1.7%
iShares Russell 2000 ETF (a)	18,817	4,185,842
iShares Russell 2000 Growth ETF	12,647	3,706,203

MassMutual Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (f)	4,923,245	$4,923,245

TOTAL MUTUAL FUNDS (Cost $12,881,939)		12,815,290

TOTAL LONG-TERM INVESTMENTS (Cost $613,885,275)		781,371,432

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (g)	$14,099,397	14,099,397

TOTAL SHORT-TERM INVESTMENTS (Cost $14,099,397)		14,099,397

TOTAL INVESTMENTS — 102.9% (Cost $627,984,672) (h)		795,470,829

Other Assets/(Liabilities) — (2.9)%		(22,267,387)

NET ASSETS — 100.0%		$773,203,442

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $23,890,053 or 3.09% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $19,501,788 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $1,245,547 or 0.16% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2021, these securities amounted to a value of $1,245,547 or 0.16% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $14,099,397. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $14,381,461.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MM MSCI EAFE International Index Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 97.7%
Australia — 6.6%
Afterpay Ltd. (a)	2,413	$144,430
Ampol Ltd.	2,684	57,935
APA Group (b)	13,088	95,889
Aristocrat Leisure Ltd.	6,606	209,512
ASX Ltd.	2,078	140,501
Aurizon Holdings Ltd.	21,848	55,485
AusNet Services Ltd.	22,416	41,905
Australia & New Zealand Banking Group Ltd.	31,694	634,534
BHP Group Ltd. (b)	32,649	988,121
BlueScope Steel Ltd.	5,211	79,606
Brambles Ltd.	16,087	124,440
Cochlear Ltd.	692	108,643
Coles Group Ltd.	14,785	193,019
Commonwealth Bank of Australia	19,674	1,446,082
Computershare Ltd.	6,056	88,147
Crown Resorts Ltd. (a) (b)	3,912	34,116
CSL Ltd.	5,299	1,122,140
Dexus	12,141	98,253
Domino's Pizza Enterprises Ltd.	703	60,384
Endeavour Group Ltd.	15,205	74,583
Evolution Mining Ltd.	20,954	62,004
Fortescue Metals Group Ltd.	18,928	265,601
Goodman Group	18,237	352,161
The GPT Group	21,615	85,257
IDP Education Ltd.	2,383	60,094
Insurance Australia Group Ltd.	28,277	87,654
Lendlease Corp Ltd.	7,587	59,029
Macquarie Group Ltd.	3,901	583,146
Magellan Financial Group Ltd. (b)	1,634	25,260
Medibank Pvt. Ltd.	30,129	73,451
Mirvac Group	43,859	92,994
National Australia Bank Ltd.	36,734	771,001
Newcrest Mining Ltd.	9,202	164,045
Northern Star Resources Ltd.	11,947	81,886
Orica Ltd.	4,653	46,408
Origin Energy Ltd.	18,713	71,493
Qantas Airways Ltd. (a)	9,166	33,426
QBE Insurance Group Ltd.	16,495	136,259
Ramsay Health Care Ltd.	2,040	105,902
REA Group Ltd.	575	70,156
Reece Ltd.	3,292	64,843
Rio Tinto Ltd.	4,155	303,576
Santos Ltd.	34,167	157,074
Scentre Group	58,781	135,189
SEEK Ltd.	3,498	83,458
Sonic Healthcare Ltd.	4,879	165,730
South32 Ltd.	52,530	153,975

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Stockland	26,198	$80,851
Suncorp Group Ltd.	14,569	117,409
Sydney Airport (a)	14,103	89,112
Tabcorp Holdings Ltd.	25,053	91,638
Telstra Corp. Ltd.	44,794	136,251
Transurban Group	33,509	337,188
Treasury Wine Estates Ltd.	7,676	69,202
Vicinity Centres	40,053	49,342
Washington H Soul Pattinson & Co. Ltd. (b)	2,387	51,493
Wesfarmers Ltd.	12,530	540,664
Westpac Banking Corp.	40,982	637,157
WiseTech Global Ltd.	1,698	72,100
Woodside Petroleum Ltd.	10,821	172,840
Woolworths Group Ltd.	13,944	385,693
		12,919,737
Austria — 0.2%
Erste Group Bank AG	3,787	178,022
OMV AG	1,637	93,014
Raiffeisen Bank International AG	1,629	47,908
Verbund AG	753	84,986
voestalpine AG	1,272	46,370
		450,300
Belgium — 0.8%
Ageas SA	1,960	101,611
Anheuser-Busch InBev SA	8,420	509,775
Elia Group SA/NV	363	47,868
Etablissements Franz Colruyt NV	572	24,266
Groupe Bruxelles Lambert SA	1,194	133,435
KBC Group NV	2,794	239,976
Proximus SADP	1,822	35,529
Sofina SA	166	81,628
Solvay SA	848	98,862
UCB SA	1,385	158,272
Umicore SA	2,273	92,739
		1,523,961
Bermuda — 0.1%
CK Infrastructure Holdings Ltd.	8,000	50,942
Hongkong Land Holdings Ltd.	12,300	63,916
Jardine Matheson Holdings Ltd.	2,500	137,627
		252,485
Cayman Islands — 0.6%
Budweiser Brewing Co. APAC Ltd. (c)	19,625	51,473
Chow Tai Fook Jewellery Group Ltd.	22,600	40,651
CK Asset Holdings Ltd.	22,245	140,281
CK Hutchison Holdings Ltd.	30,245	195,172
ESR Cayman Ltd. (a) (c)	20,400	69,050
Futu Holdings Ltd. ADR (a) (b)	616	26,673
Melco Resorts & Entertainment Ltd. ADR (a)	2,260	23,007
Sands China Ltd. (a)	27,600	64,292
Sea Ltd. ADR (a)	1,515	338,921
SITC International Holdings Co. Ltd.	16,000	57,912
WH Group Ltd. (c)	97,072	60,890

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wharf Real Estate Investment Co. Ltd.	19,000	$96,515
Xinyi Glass Holdings Co. Ltd.	18,000	45,072
		1,209,909
Denmark — 2.7%
Ambu A/S Class B	1,881	49,233
AP Moller - Maersk A/S Class A	33	110,004
AP Moller - Maersk A/S Class B	65	233,281
Carlsberg A/S Class B	1,088	186,892
Chr Hansen Holding A/S	1,171	92,063
Coloplast A/S Class B	1,324	231,626
Danske Bank A/S	7,327	125,221
Demant A/S (a)	1,191	60,420
DSV A/S	2,264	523,135
Genmab A/S (a)	739	295,895
GN Store Nord A/S	1,387	86,667
Novo Nordisk A/S Class B	18,667	2,086,873
Novozymes A/S Class B	2,321	190,061
Orsted A/S (c)	2,132	273,780
Pandora A/S	1,093	136,036
ROCKWOOL International A/S Class B	100	43,768
Tryg A/S	3,970	98,124
Vestas Wind Systems A/S	11,042	333,918
		5,156,997
Finland — 1.2%
Elisa OYJ	1,572	96,546
Fortum OYJ	4,799	146,581
Kesko OYJ Class B	2,991	99,221
Kone OYJ Class B	3,806	270,647
Neste OYJ	4,729	233,188
Nokia OYJ (a)	60,326	378,974
Nordea Bank Abp	35,661	434,294
Orion OYJ Class B	1,077	44,692
Sampo OYJ Class A	5,605	279,632
Stora Enso OYJ Class R	6,640	120,751
UPM-Kymmene OYJ	5,843	220,827
Wartsila OYJ Abp	5,240	72,975
		2,398,328
France — 10.6%
Accor SA (a)	1,772	57,344
Aeroports de Paris (a) (b)	299	38,633
Air Liquide SA	5,238	913,383
Alstom SA (b)	3,470	123,584
Amundi SA (c)	671	55,390
Arkema SA	710	100,141
AXA SA	21,661	645,543
BioMerieux	470	66,809
BNP Paribas SA	12,449	860,152
Bollore SA	8,720	48,793
Bouygues SA	2,626	94,089
Bureau Veritas SA	3,315	110,033
Capgemini SE	1,776	433,788
Carrefour SA	6,934	127,089
Cie de Saint-Gobain	5,609	394,539

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cie Generale des Etablissements Michelin SCA	1,901	$311,609
CNP Assurances	1,968	48,738
Covivio	612	50,321
Credit Agricole SA	12,726	181,774
Danone SA	7,203	447,415
Dassault Aviation SA	231	24,960
Dassault Systemes SE	7,450	441,950
Edenred	2,709	125,027
Eiffage SA	907	93,553
Electricite de France SA	5,175	60,816
Engie SA	20,568	304,553
EssilorLuxottica SA	3,184	677,775
Eurazeo SE	441	38,552
Faurecia SE	1,004	47,762
Faurecia SE	249	11,626
Gecina SA	532	74,411
Getlink SE	4,856	80,559
Hermes International	353	616,399
Ipsen SA	415	37,949
Kering SA	836	670,801
Klepierre	2,030	48,137
L'Oreal SA	2,788	1,321,627
La Francaise des Jeux SAEM (c)	1,064	47,141
Legrand SA	3,016	352,976
LVMH Moet Hennessy Louis Vuitton SE	3,082	2,543,268
Orange SA	22,150	237,294
Orpea SA	516	51,606
Pernod Ricard SA	2,320	558,187
Publicis Groupe SA	2,482	167,104
Remy Cointreau SA	238	57,934
Renault SA (a)	2,161	75,045
Safran SA	3,781	464,378
Sanofi	12,601	1,266,068
Sartorius Stedim Biotech	312	170,873
Schneider Electric SE	5,996	1,175,510
SEB SA	308	47,973
Societe Generale SA	9,063	311,219
Sodexo SA	1,024	89,789
Suez SA	3,791	85,503
Teleperformance	654	291,582
Thales SA	1,220	103,825
TotalEnergies SE	27,840	1,414,015
Ubisoft Entertainment SA (a)	943	46,248
Unibail Rodamco Westfield (a)	9,567	33,217
Unibail Rodamco Westfield (a)	937	65,324
Valeo SE	2,551	77,107
Veolia Environnement SA	7,295	267,599
Vinci SA	5,916	626,823
Vivendi SE	7,769	105,106
Wendel SE	290	34,770
Worldline SA (a) (c)	2,543	141,708
		20,694,816
Germany — 8.1%
adidas AG	2,108	607,949
Allianz SE Registered	4,567	1,079,727
BASF SE	10,111	711,162
Bayer AG Registered	10,886	582,776

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bayerische Motoren Werke AG	3,702	$373,058
Bechtle AG	960	68,816
Beiersdorf AG	1,110	114,210
Brenntag SE	1,727	156,466
Carl Zeiss Meditec AG	458	96,375
Commerzbank AG (a)	11,272	85,899
Continental AG (a)	1,165	123,339
Covestro AG (c)	2,155	132,974
Daimler AG Registered	9,518	730,885
Daimler Truck Holding AG (a)	4,759	174,951
Delivery Hero SE (a) (c)	1,818	202,974
Deutsche Bank AG Registered (a)	22,462	281,934
Deutsche Boerse AG	2,087	349,614
Deutsche Lufthansa AG Registered (a)	6,544	46,051
Deutsche Post AG Registered	10,978	706,618
Deutsche Telekom AG Registered	37,005	687,743
E.ON SE	24,607	341,334
Evonik Industries AG	2,198	71,238
Fresenius Medical Care AG & Co. KGaA	2,231	144,523
Fresenius SE & Co. KGaA	4,653	187,606
GEA Group AG	1,673	91,606
Hannover Rueck SE	679	129,293
HeidelbergCement AG	1,630	110,435
HelloFresh SE (a)	1,868	143,688
Henkel AG & Co. KGaA	1,105	86,395
Infineon Technologies AG	14,403	667,853
KION Group AG	814	89,423
Knorr-Bremse AG	792	78,161
LANXESS AG	973	60,375
LEG Immobilien SE	815	113,848
Merck KGaA	1,423	367,893
MTU Aero Engines AG	593	120,566
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,544	458,051
Nemetschek SE	657	84,281
Puma SE	172	21,061
Puma SE	980	119,941
Rational AG	54	55,361
RWE AG	7,183	291,840
SAP SE	11,576	1,653,296
Scout24 SE (c)	975	68,350
Siemens AG Registered	8,481	1,474,190
Siemens Energy AG (a)	4,514	115,573
Siemens Healthineers AG (c)	3,128	234,392
Symrise AG	1,452	215,376
Telefonica Deutschland Holding AG	12,247	33,882
Uniper SE	876	41,663
United Internet AG Registered	1,173	46,530
Volkswagen AG	368	108,239
Vonovia SE	8,190	452,223
Zalando SE (a) (c)	2,407	195,188
		15,787,195
Hong Kong — 2.1%
AIA Group Ltd.	133,780	1,348,692
BOC Hong Kong Holdings Ltd.	40,500	132,734
CLP Holdings Ltd.	17,499	176,731
Galaxy Entertainment Group Ltd. (a)	25,000	129,543
Hang Lung Properties Ltd.	21,000	43,201

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hang Seng Bank Ltd.	8,300	$151,960
Henderson Land Development Co. Ltd.	15,325	65,274
HK Electric Investments & HK Electric Investments Ltd. Class SS	31,706	31,110
HKT Trust & HKT Ltd.	41,840	56,243
Hong Kong & China Gas Co. Ltd.	124,290	193,502
Hong Kong Exchanges & Clearing Ltd.	13,281	776,265
Link REIT	23,997	211,403
MTR Corp. Ltd.	16,528	88,712
New World Development Co. Ltd.	15,722	62,237
Power Assets Holdings Ltd.	15,500	96,611
Sino Land Co. Ltd.	32,986	41,091
Sun Hung Kai Properties Ltd.	14,758	179,153
Swire Pacific Ltd. Class A	6,000	34,141
Swire Properties Ltd.	12,196	30,566
Techtronic Industries Co. Ltd.	15,403	306,607
		4,155,776
Ireland — 0.8%
CRH PLC	8,695	459,273
DCC PLC	1,047	85,617
Flutter Entertainment PLC (a)	1,815	286,391
James Hardie Industries PLC	5,051	203,303
Kerry Group PLC Class A	1,776	228,940
Kingspan Group PLC	1,712	204,913
Smurfit Kappa Group PLC	2,653	146,663
		1,615,100
Israel — 0.7%
Azrieli Group Ltd.	461	43,953
Bank Hapoalim B.M.	12,177	125,394
Bank Leumi Le-Israel BM	16,272	174,846
Check Point Software Technologies Ltd. (a)	1,179	137,424
CyberArk Software Ltd. (a)	449	77,803
Elbit Systems Ltd.	301	52,127
Fiverr International Ltd. (a)	331	37,635
ICL Group Ltd.	7,997	76,827
Inmode Ltd. (a)	566	39,948
Israel Discount Bank Ltd. Class A	12,730	85,506
Kornit Digital Ltd. (a)	524	79,779
Mizrahi Tefahot Bank Ltd.	1,617	62,338
Nice Ltd. (a)	686	208,228
Teva Pharmaceutical Industries Ltd. Sponsored ADR (a)	12,434	99,596
Wix.com Ltd. (a)	632	99,723
		1,401,127
Italy — 1.8%
Amplifon SpA	1,317	70,769
Assicurazioni Generali SpA (b)	12,185	257,171
Atlantia SpA (a)	5,678	112,792
DiaSorin SpA	288	54,787
Enel SpA	90,422	720,118
Eni SpA	27,699	382,901
FinecoBank Banca Fineco SpA	6,746	117,483
Infrastrutture Wireless Italiane SpA (c)	3,597	43,551
Intesa Sanpaolo SpA	183,359	473,733
Mediobanca Banca di Credito Finanziario SpA	6,714	76,747

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Moncler SpA	2,309	$166,884
Nexi SpA (a) (c)	5,297	83,718
Poste Italiane SpA (c)	5,760	75,588
Prysmian SpA	2,820	106,252
Recordati Industria Chimica e Farmaceutica SpA	1,234	79,045
Snam SpA	22,812	137,111
Telecom Italia SpA	101,113	49,723
Terna - Rete Elettrica Nazionale	14,635	118,080
UniCredit SpA	23,725	365,218
		3,491,671
Japan — 22.2%
Advantest Corp.	2,200	206,561
Aeon Co. Ltd.	7,200	169,577
AGC, Inc.	2,100	100,236
Aisin Corp.	1,800	69,017
Ajinomoto Co. Inc.	5,000	152,016
ANA Holdings, Inc. (a)	1,900	39,720
Asahi Group Holdings Ltd.	5,000	194,045
Asahi Intecc Co. Ltd.	2,500	53,558
Asahi Kasei Corp.	14,000	131,582
Astellas Pharma, Inc.	20,400	331,782
Azbil Corp.	1,500	68,340
Bandai Namco Holdings, Inc.	2,200	172,036
Benefit One, Inc.	900	38,616
Bridgestone Corp.	6,400	275,381
Brother Industries Ltd.	2,300	44,216
Canon, Inc. (b)	11,100	270,314
Capcom Co. Ltd.	1,900	44,734
Central Japan Railway Co.	1,600	213,458
The Chiba Bank Ltd.	6,200	35,470
Chubu Electric Power Co. Inc.	7,100	74,963
Chugai Pharmaceutical Co. Ltd.	7,500	243,254
Concordia Financial Group Ltd.	12,700	46,155
Cosmos Pharmaceutical Corp.	200	29,382
CyberAgent, Inc.	4,300	71,559
Dai Nippon Printing Co. Ltd.	2,400	60,366
Dai-ichi Life Holdings, Inc.	11,300	228,297
Daifuku Co. Ltd.	1,100	89,902
Daiichi Sankyo Co. Ltd.	19,600	498,399
Daikin Industries Ltd.	2,800	635,191
Daito Trust Construction Co. Ltd.	700	79,971
Daiwa House Industry Co. Ltd.	6,400	184,066
Daiwa House REIT Investment Corp.	23	69,683
Daiwa Securities Group, Inc.	16,400	92,497
Denso Corp.	4,800	396,355
Dentsu Group, Inc. (b)	2,300	81,989
Disco Corp.	300	91,687
East Japan Railway Co.	3,300	202,928
Eisai Co. Ltd.	2,700	153,310
ENEOS Holdings, Inc.	34,200	128,018
FANUC Corp.	2,100	445,170
Fast Retailing Co. Ltd.	600	340,704
Fuji Electric Co. Ltd.	1,500	81,907
FUJIFILM Holdings Corp.	3,900	289,102
Fujitsu Ltd.	2,200	376,943
GLP J-REIT	48	82,942
GMO Payment Gateway, Inc.	500	61,983

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hakuhodo DY Holdings, Inc. (b)	2,900	$48,312
Hamamatsu Photonics KK	1,600	102,107
Hankyu Hanshin Holdings, Inc.	2,400	68,128
Hikari Tsushin, Inc.	200	30,795
Hino Motors Ltd.	3,000	24,728
Hirose Electric Co. Ltd.	325	54,649
Hitachi Construction Machinery Co. Ltd.	1,300	37,584
Hitachi Ltd.	10,800	585,003
Hitachi Metals Ltd. (a)	2,600	48,157
Honda Motor Co. Ltd.	18,300	513,909
Hoshizaki Corp.	600	44,987
Hoya Corp.	4,100	607,926
Hulic Co. Ltd.	3,800	36,078
Ibiden Co. Ltd.	1,200	70,928
Idemitsu Kosan Co. Ltd.	2,171	55,450
Iida Group Holdings Co. Ltd.	1,800	41,761
Inpex Corp.	11,400	99,409
Isuzu Motors Ltd.	6,400	79,629
Ito En Ltd.	600	31,508
ITOCHU Corp.	13,300	406,805
Itochu Techno-Solutions Corp.	1,000	32,169
Japan Airlines Co. Ltd. (a)	1,800	34,367
Japan Exchange Group, Inc.	5,800	126,978
Japan Metropolitan Fund Invest	82	70,647
Japan Post Bank Co. Ltd.	4,300	39,440
Japan Post Holdings Co. Ltd.	26,800	209,176
Japan Post Insurance Co. Ltd.	1,900	30,529
Japan Real Estate Investment Corp.	14	79,478
Japan Tobacco, Inc. (b)	13,400	270,174
JFE Holdings, Inc.	5,400	68,878
JSR Corp.	2,200	83,683
Kajima Corp.	5,200	59,723
Kakaku.com, Inc.	1,300	34,701
The Kansai Electric Power Co., Inc.	7,700	72,065
Kansai Paint Co. Ltd.	1,900	41,297
Kao Corp.	5,200	272,108
KDDI Corp.	17,700	517,351
Keio Corp.	1,200	52,895
Keisei Electric Railway Co. Ltd.	1,200	32,448
Keyence Corp.	2,200	1,382,617
Kikkoman Corp.	1,600	134,522
Kintetsu Group Holdings Co. Ltd. (a)	2,000	55,912
Kirin Holdings Co. Ltd. (b)	9,200	147,543
Kobayashi Pharmaceutical Co. Ltd.	600	47,156
Kobe Bussan Co. Ltd.	1,600	61,902
Koei Tecmo Holdings Co. Ltd.	580	22,818
Koito Manufacturing Co. Ltd.	1,200	63,541
Komatsu Ltd.	9,500	222,481
Konami Holdings Corp.	1,000	47,994
Kose Corp.	400	45,384
Kubota Corp.	11,300	250,878
Kurita Water Industries Ltd.	1,200	56,736
Kyocera Corp.	3,500	218,706
Kyowa Kirin Co. Ltd.	2,900	79,046
Lasertec Corp.	800	243,198
Lawson, Inc.	600	28,393
Lion Corp.	2,700	36,078
LIXIL Group Corp.	3,000	79,945

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
M3, Inc.	4,800	$241,772
Makita Corp.	2,400	101,894
Marubeni Corp.	17,600	171,312
Mazda Motor Corp. (a)	6,800	52,322
McDonald's Holdings Co. Japan Ltd.	1,000	44,250
Medipal Holdings Corp.	2,100	39,345
MEIJI Holdings Co. Ltd.	1,400	83,494
Mercari, Inc. (a)	1,200	61,139
MinebeaMitsumi, Inc.	4,000	113,559
MISUMI Group, Inc.	3,100	127,218
Mitsubishi Chemical Holding Corp.	14,200	105,190
Mitsubishi Corp.	14,200	450,869
Mitsubishi Electric Corp.	20,600	261,221
Mitsubishi Estate Co. Ltd.	13,100	181,601
Mitsubishi Gas Chemical Co., Inc.	1,900	32,181
Mitsubishi HC Capital, Inc.	8,100	40,071
Mitsubishi Heavy Industries Ltd.	3,600	83,327
Mitsubishi UFJ Financial Group, Inc.	135,500	736,164
Mitsui & Co. Ltd.	17,300	409,653
Mitsui Chemicals, Inc.	2,100	56,418
Mitsui Fudosan Co. Ltd.	10,300	204,036
Miura Co. Ltd.	900	30,988
Mizuho Financial Group, Inc.	27,000	343,419
MonotaRO Co. Ltd.	3,000	54,070
MS&AD Insurance Group Holdings, Inc.	4,900	151,192
Murata Manufacturing Co. Ltd.	6,300	500,186
NEC Corp.	2,800	129,266
Nexon Co. Ltd.	5,500	106,066
NGK Insulators Ltd.	2,600	43,947
Nidec Corp.	5,000	587,754
Nihon M&A Center Holdings, Inc.	3,400	83,126
Nintendo Co. Ltd.	1,200	559,725
Nippon Building Fund, Inc.	17	99,022
Nippon Express Co., Ltd. (a) (d)	900	54,064
Nippon Paint Holdings Co. Ltd.	8,000	87,225
Nippon Prologis REIT, Inc.	23	81,326
Nippon Sanso Holdings Corp.	1,800	39,329
Nippon Shinyaku Co. Ltd.	600	41,700
Nippon Steel Corp.	9,200	150,465
Nippon Telegraph & Telephone Corp.	14,500	396,458
Nippon Yusen KK	1,800	137,099
Nissan Chemical Corp.	1,400	81,314
Nissan Motor Co. Ltd. (a)	25,900	125,159
Nisshin Seifun Group, Inc.	2,400	34,540
Nissin Foods Holdings Co. Ltd.	700	50,988
Nitori Holdings Co. Ltd.	900	134,594
Nitto Denko Corp.	1,600	123,670
Nomura Holdings, Inc.	34,900	152,204
Nomura Real Estate Holdings, Inc.	1,600	36,822
Nomura Real Estate Master Fund, Inc.	49	68,923
Nomura Research Institute Ltd.	3,700	157,566
NTT Data Corp.	6,800	145,798
Obayashi Corp.	6,700	51,844
Obic Co. Ltd.	800	149,745
Odakyu Electric Railway Co. Ltd.	3,200	59,426
Oji Holdings Corp.	9,900	47,859
Olympus Corp.	12,000	275,630
Omron Corp.	2,100	209,249

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ono Pharmaceutical Co. Ltd.	4,100	$101,635
Open House Co. Ltd.	1,000	52,412
Oracle Corp.	400	30,369
Oriental Land Co. Ltd.	2,200	370,738
ORIX Corp.	13,500	275,535
Orix JREIT, Inc.	26	40,640
Osaka Gas Co. Ltd.	4,100	67,892
Otsuka Corp.	1,200	57,276
Otsuka Holdings Co. Ltd.	4,300	155,604
Pan Pacific International Holding Corp.	4,500	61,976
Panasonic Corp.	24,800	272,764
Persol Holdings Co. Ltd.	1,900	55,176
Pola Orbis Holdings, Inc. (b)	900	15,000
Rakuten Group, Inc. (a) (b)	10,000	100,330
Recruit Holdings Co. Ltd.	15,100	915,345
Renesas Electronics Corp. (a)	14,200	174,365
Resona Holdings, Inc.	23,500	91,409
Ricoh Co. Ltd.	7,600	70,768
Rinnai Corp.	400	35,980
Rohm Co. Ltd.	900	81,428
Ryohin Keikaku Co. Ltd.	3,100	47,275
Santen Pharmaceutical Co. Ltd.	3,700	45,144
SBI Holdings, Inc.	2,642	72,013
SCSK Corp.	1,800	35,823
Secom Co. Ltd.	2,400	166,634
Seiko Epson Corp.	2,800	50,418
Sekisui Chemical Co. Ltd.	4,200	70,185
Sekisui House Ltd.	6,800	145,970
Seven & i Holdings Co. Ltd.	8,200	360,447
SG Holdings Co. Ltd.	3,600	84,290
Sharp Corp.	2,600	29,793
Shimadzu Corp.	2,500	105,531
Shimano, Inc.	800	212,608
Shimizu Corp.	6,700	41,533
Shin-Etsu Chemical Co. Ltd.	3,900	675,460
Shionogi & Co. Ltd.	3,000	211,921
Shiseido Co. Ltd.	4,500	250,944
The Shizuoka Bank Ltd. (b)	5,500	39,307
SMC Corp.	600	404,776
Softbank Corp.	32,100	405,915
SoftBank Group Corp.	13,400	633,141
Sohgo Security Services Co. Ltd.	900	35,759
Sompo Holdings, Inc.	3,500	147,857
Sony Group Corp.	14,000	1,769,730
Square Enix Holdings Co. Ltd.	1,000	51,296
Stanley Electric Co. Ltd.	1,300	32,541
Subaru Corp.	6,700	119,824
SUMCO Corp.	3,700	74,914
Sumitomo Chemical Co. Ltd.	16,700	78,697
Sumitomo Corp.	12,600	186,286
Sumitomo Dainippon Pharma Co. Ltd.	2,300	26,496
Sumitomo Electric Industries Ltd.	8,200	106,908
Sumitomo Metal Mining Co. Ltd.	2,700	102,116
Sumitomo Mitsui Financial Group, Inc.	14,400	492,211
Sumitomo Mitsui Trust Holdings, Inc.	3,700	123,527
Sumitomo Realty & Development Co. Ltd.	3,300	97,062
Suntory Beverage & Food Ltd.	1,500	54,251
Suzuki Motor Corp.	4,000	154,033

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sysmex Corp.	1,900	$255,987
T&D Holdings, Inc.	6,000	76,789
Taisei Corp.	2,000	60,772
Taisho Pharmaceutical Holdings Co. Ltd.	400	18,397
Takeda Pharmaceutical Co. Ltd.	17,341	473,917
TDK Corp.	4,300	167,870
Terumo Corp.	7,200	304,240
TIS, Inc.	2,300	68,256
Tobu Railway Co. Ltd.	1,900	43,345
Toho Co. Ltd.	1,200	51,384
Tokio Marine Holdings, Inc.	6,900	383,455
Tokyo Century Corp.	500	24,259
Tokyo Electric Power Co. Holdings, Inc. (a)	16,600	42,961
Tokyo Electron Ltd.	1,700	973,174
Tokyo Gas Co. Ltd.	4,100	73,694
Tokyu Corp.	5,600	74,395
TOPPAN, INC.	3,100	58,110
Toray Industries, Inc.	15,600	92,475
Toshiba Corp.	4,400	180,941
Tosoh Corp.	2,800	41,532
TOTO Ltd.	1,700	78,193
Toyo Suisan Kaisha Ltd.	1,100	46,527
Toyota Industries Corp.	1,700	135,836
Toyota Motor Corp.	117,700	2,172,727
Toyota Tsusho Corp.	2,400	110,598
Trend Micro, Inc. (a)	1,500	82,976
Tsuruha Holdings, Inc.	400	38,352
Unicharm Corp.	4,400	191,226
USS Co. Ltd.	2,700	42,160
Welcia Holdings Co. Ltd.	900	28,055
West Japan Railway Co.	2,300	95,964
Yakult Honsha Co. Ltd.	1,500	78,138
Yamaha Corp.	1,400	69,017
Yamaha Motor Co. Ltd. (b)	3,200	76,762
Yamato Holdings Co. Ltd.	3,100	72,697
Yaskawa Electric Corp.	2,600	127,503
Yokogawa Electric Corp.	2,800	50,492
Z Holdings Corp.	29,700	172,348
ZOZO, Inc.	1,500	46,707
		43,218,495
Luxembourg — 0.3%
ArcelorMittal SA	7,586	244,007
Aroundtown SA	10,132	61,368
Eurofins Scientific SE	1,470	181,999
InPost SA (a)	2,436	29,426
Tenaris SA	5,299	55,304
		572,104
Netherlands — 6.2%
ABN AMRO Bank NV (c)	4,622	67,947
Adyen NV (a) (c)	218	570,337
Aegon NV	20,722	103,274
Airbus SE (a)	6,561	837,930
Akzo Nobel NV	2,027	223,131
Argenx SE (a)	512	180,960
ASM International NV	527	231,421

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
ASML Holding NV	4,584	$3,655,156
CNH Industrial NV	11,292	216,871
Davide Campari-Milano NV	6,088	88,636
Euronext NV (c)	974	101,133
EXOR NV	1,237	110,106
Ferrari NV	16	4,115
Ferrari NV	1,419	367,266
Heineken Holding NV	1,294	119,469
Heineken NV	2,824	317,540
IMCD NV	608	134,981
ING Groep NV	43,404	604,814
JDE Peet's NV (b)	1,179	36,328
Just Eat Takeaway.com (a) (c)	2,076	111,983
Koninklijke Ahold Delhaize NV	11,469	392,983
Koninklijke DSM NV	1,928	432,890
Koninklijke KPN NV	38,018	118,057
Koninklijke Philips NV	10,116	376,006
NN Group NV	2,876	155,437
Prosus NV	10,360	864,161
QIAGEN NV (a)	2,568	143,095
Randstad NV	1,335	91,458
Stellantis NV	11,197	210,239
Stellantis NV (b)	11,145	209,080
STMicroelectronics NV	7,617	373,362
Universal Music Group NV (b)	8,199	231,167
Wolters Kluwer NV	2,945	346,142
		12,027,475
New Zealand — 0.3%
Auckland International Airport Ltd. (a)	14,720	77,677
Fisher & Paykel Healthcare Corp. Ltd.	6,462	144,911
Mercury NZ Ltd.	8,257	34,591
Meridian Energy Ltd.	13,498	44,907
Ryman Healthcare Ltd.	5,035	42,224
Spark New Zealand Ltd.	19,662	60,887
Xero Ltd. (a)	1,445	148,007
		553,204
Norway — 0.7%
Adevinta ASA (a)	2,933	38,980
Aker BP ASA	1,513	46,475
DNB Bank ASA	10,150	232,539
Equinor ASA	10,664	281,361
Gjensidige Forsikring ASA	2,172	52,755
Mowi ASA	4,615	109,222
Norsk Hydro ASA	15,174	119,517
Orkla ASA	8,630	86,528
Schibsted ASA Class A	860	33,229
Schibsted ASA Class B	1,026	34,356
Telenor ASA	7,927	124,732
Yara International ASA	1,864	94,166
		1,253,860
Portugal — 0.2%
Banco Espirito Santo SA (a) (d)	39,664	—
EDP - Energias de Portugal SA	31,373	172,092

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Galp Energia SGPS SA	5,427	$52,625
Jeronimo Martins SGPS SA	3,225	73,808
		298,525
Singapore — 1.0%
Ascendas REIT	34,932	76,505
CapitaLand Integrated Commercial Trust	54,634	82,744
Capitaland Investment Ltd. (a)	28,646	72,489
City Developments Ltd.	4,900	24,781
DBS Group Holdings, Ltd.	20,222	489,600
Genting Singapore Ltd.	69,200	39,798
Keppel Corp. Ltd.	16,500	62,691
Mapletree Commercial Trust (a) (d)	22,600	33,641
Mapletree Logistics Trust	29,513	41,612
Oversea-Chinese Banking Corp. Ltd.	37,887	320,740
Singapore Airlines Ltd. (a) (b)	14,649	54,296
Singapore Exchange Ltd.	8,900	61,458
Singapore Technologies Engineering Ltd.	17,600	49,142
Singapore Telecommunications Ltd.	93,500	160,972
United Overseas Bank Ltd.	13,193	263,460
UOL Group Ltd.	4,769	25,107
Venture Corp. Ltd.	3,200	43,513
Wilmar International Ltd.	22,400	68,866
		1,971,415
Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	2,877	77,166
Aena SME SA (a) (c)	857	135,369
Amadeus IT Group SA (a)	4,920	331,384
Banco Bilbao Vizcaya Argentaria SA	73,312	435,251
Banco Santander SA	193,165	644,733
CaixaBank SA	48,414	132,761
Cellnex Telecom SA (c)	5,597	324,962
EDP Renovaveis SA	3,338	82,774
Enagas SA	2,678	61,938
Endesa SA (b)	3,398	78,332
Ferrovial SA	5,402	169,419
Grifols SA	3,422	65,475
Iberdrola SA	63,074	739,131
Industria de Diseno Textil SA	12,131	393,146
Naturgy Energy Group SA (b)	2,264	73,500
Red Electrica Corp. SA	4,779	103,439
Repsol SA	15,679	186,102
Siemens Gamesa Renewable Energy SA (a)	2,805	66,528
Telefonica SA (b)	59,633	259,600
		4,361,010
Sweden — 3.7%
Alfa Laval AB	3,382	135,314
Assa Abloy AB Class B	11,042	335,433
Atlas Copco AB Class A	7,504	519,453
Atlas Copco AB Class B	4,262	248,769
Boliden AB	2,906	112,653
Electrolux AB (b)	2,492	60,245
Embracer Group AB (a) (b)	5,466	57,917
Epiroc AB Class A	7,407	187,790

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Epiroc AB Class B	4,369	$92,652
EQT AB	3,196	173,717
Essity AB Class B	6,848	223,452
Evolution AB (c)	1,916	269,545
Fastighets AB Balder Class B (a)	1,148	82,810
Getinge AB Class B	2,601	112,976
Hennes & Mauritz AB Class B (b)	7,938	155,679
Hexagon AB Class B	21,553	339,321
Husqvarna AB Class B	4,846	77,156
Industrivarden AB Class A	1,465	46,499
Industrivarden AB Class C	1,855	58,019
Investment AB Latour	1,586	64,682
Investor AB	5,656	148,267
Investor AB Class B	20,182	504,719
Kinnevik AB Class B (a)	2,704	95,656
L E Lundbergforetagen AB Class B	776	43,360
Lifco AB	2,656	79,532
Lundin Energy AB	2,255	80,870
Nibe Industrier AB Class B	15,966	239,379
Sagax AB	1,845	62,277
Sandvik AB	12,686	354,445
Securitas AB Class B	3,012	41,399
Sinch AB (a) (c)	5,573	70,278
Skandinaviska Enskilda Banken AB Class A	18,302	253,547
Skanska AB Class B	3,813	98,214
SKF AB Class B	4,309	101,580
Svenska Cellulosa AB Class B	6,899	122,209
Svenska Handelsbanken AB Class A	16,027	173,015
Swedbank AB Class A	10,082	202,474
Swedish Match AB	16,920	134,437
Tele2 AB Class B	5,545	79,033
Telefonaktiebolaget LM Ericsson Class B	32,115	352,746
Telia Co AB	30,424	118,961
Volvo AB Class A	2,189	51,170
Volvo AB Class B	15,847	365,363
		7,127,013
Switzerland — 10.3%
ABB Ltd. Registered	18,285	696,682
Adecco Group AG Registered	1,794	91,720
Alcon, Inc.	5,517	486,075
Bachem Holding AG Registered Class B	70	54,836
Baloise Holding AG Registered	530	86,530
Barry Callebaut AG Registered	40	97,190
Chocoladefabriken Lindt & Spruengli AG	12	165,730
Chocoladefabriken Lindt & Spruengli AG Registered	1	134,052
Cie Financiere Richemont SA Registered	5,756	859,504
Clariant AG	2,515	52,488
Coca-Cola HBC AG	2,245	77,399
Credit Suisse Group AG Registered	28,962	280,910
EMS-Chemie Holding AG Registered	79	88,160
Geberit AG Registered	391	318,294
Givaudan SA Registered	102	536,714
Holcim Ltd.	4,338	220,844
Holcim Ltd.	1,513	76,999
Julius Baer Group Ltd.	2,501	167,131
Kuehne & Nagel International AG Registered	603	193,922
Logitech International SA Registered	1,945	162,791

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lonza Group AG Registered	830	$691,426
Nestle SA Registered	31,241	4,367,237
Novartis AG Registered	24,269	2,131,214
Partners Group Holding AG	252	415,426
Roche Holding AG	347	155,272
Roche Holding AG	7,794	3,230,889
Schindler Holding AG	451	121,004
Schindler Holding AG Registered	248	66,222
SGS SA Registered	65	216,516
Sika AG Registered (b)	1,572	652,530
Sonova Holding AG Registered	613	239,419
Straumann Holding AG Registered	115	243,000
The Swatch Group AG	326	99,314
The Swatch Group AG Registered	586	34,195
Swiss Life Holding AG Registered	356	217,890
Swiss Prime Site AG Registered	789	77,388
Swiss Re AG	3,297	325,648
Swisscom AG Registered	296	166,986
Temenos Group AG Registered	771	106,389
UBS Group AG Registered	39,134	702,381
VAT Group AG (c)	287	141,899
Vifor Pharma AG	556	99,553
Zurich Insurance Group AG	1,670	731,841
		20,081,610
United Kingdom — 14.3%
3i Group PLC	10,981	214,842
Abrdn PLC	23,789	77,535
Admiral Group PLC	2,127	90,936
Anglo American PLC	14,246	583,130
Antofagasta PLC	4,597	83,558
Ashtead Group PLC	4,929	394,997
Associated British Foods PLC	4,045	109,718
AstraZeneca PLC	17,160	1,999,571
Auto Trader Group PLC (c)	10,821	108,165
Aveva Group PLC	1,295	59,434
Aviva PLC	41,997	233,223
BAE Systems PLC	34,975	260,609
Barclays PLC	185,862	472,421
Barratt Developments PLC	11,648	117,666
Berkeley Group Holdings PLC	1,259	81,157
BHP Group PLC	23,453	698,958
BP PLC	222,675	990,618
British American Tobacco PLC	24,309	900,682
The British Land Co. PLC	9,913	71,080
BT Group PLC (b)	99,043	226,475
Bunzl PLC	3,767	146,895
Burberry Group PLC	4,618	113,157
Coca-Cola Europacific Partners PLC	2,270	126,961
Compass Group PLC (a)	19,712	439,110
Croda International PLC	1,511	207,234
Diageo PLC	25,910	1,412,430
Entain PLC (a)	6,631	150,556
Evraz PLC	5,623	45,898
Experian PLC	10,205	500,602
Ferguson PLC	2,443	433,977
GlaxoSmithKline PLC	55,715	1,211,473
Glencore PLC	110,227	560,798

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Halma PLC	4,278	$184,760
Hargreaves Lansdown PLC	3,882	71,237
Hikma Pharmaceuticals PLC	1,994	59,805
HSBC Holdings PLC	226,384	1,369,872
Imperial Brands PLC	10,515	229,936
Informa PLC (a)	17,243	120,059
InterContinental Hotels Group PLC (a)	2,060	132,595
Intertek Group PLC	1,792	136,270
J Sainsbury PLC	19,850	74,010
JD Sports Fashion PLC	28,160	82,738
Johnson Matthey PLC	2,135	59,305
Kingfisher PLC	23,726	108,477
Land Securities Group PLC	8,036	84,281
Legal & General Group PLC	67,097	270,095
Lloyds Banking Group PLC	787,949	507,977
London Stock Exchange Group PLC	3,688	345,190
M&G PLC	29,236	78,924
Melrose Industries PLC	49,060	106,454
Mondi PLC	5,142	126,708
National Grid PLC	40,229	580,444
Natwest Group PLC	62,195	189,514
Next PLC	1,472	161,954
Ocado Group PLC (a)	5,571	126,399
Pearson PLC	8,248	68,296
Persimmon PLC	3,411	131,561
Phoenix Group Holdings PLC	7,282	64,230
Prudential PLC	28,913	498,577
Reckitt Benckiser Group PLC	7,943	681,410
RELX PLC	21,560	702,676
Rentokil Initial PLC	20,980	165,962
Rio Tinto PLC	12,370	815,569
Rolls-Royce Holdings PLC (a)	92,238	153,831
Royal Dutch Shell PLC Class A	45,383	995,791
Royal Dutch Shell PLC Class B	40,872	897,151
The Sage Group PLC	11,729	134,922
Schroders PLC	1,324	63,608
Segro PLC	13,310	258,550
Severn Trent PLC	2,684	107,190
Smith & Nephew PLC	9,619	168,365
Smiths Group PLC	4,419	94,199
Spirax-Sarco Engineering PLC	832	181,033
SSE PLC	11,702	260,943
St. James's Place PLC	5,728	130,483
Standard Chartered PLC	29,756	179,840
Taylor Wimpey PLC	41,210	97,609
Tesco PLC	84,655	331,902
Unilever PLC	28,778	1,541,764
United Utilities Group PLC	7,572	111,767
Vodafone Group PLC	305,997	456,388
Whitbread PLC (a)	2,277	91,972
WPP PLC	13,433	203,045
		27,919,504

TOTAL COMMON STOCK (Cost $149,573,795)		190,441,617

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG 2.590%
	567	$47,326
Fuchs Petrolub SE 2.460%
EUR	771	35,041
Henkel AG & Co. KGaA 2.130%
	2,030	164,396
Porsche Automobil Holding SE 2.350%
	1,713	162,562
Sartorius AG 0.130%
	283	191,547
Volkswagen AG 2.560%
	2,035	411,252
		1,012,124

TOTAL PREFERRED STOCK (Cost $815,887)		1,012,124

TOTAL EQUITIES (Cost $150,389,682)		191,453,741

MUTUAL FUNDS — 0.9%
United States — 0.9%
iShares Core MSCI EAFE ETF	4,050	302,292
State Street Navigator Securities Lending Government Money Market Portfolio (e)	1,400,773	1,400,773

TOTAL MUTUAL FUNDS (Cost $1,700,587)		1,703,065

TOTAL LONG-TERM INVESTMENTS (Cost $152,090,269)		193,156,806

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (f)	$1,706,029	1,706,029

TOTAL SHORT-TERM INVESTMENTS (Cost $1,706,029)		1,706,029

TOTAL INVESTMENTS — 100.0% (Cost $153,796,298) (g)		194,862,835

Other Assets/(Liabilities) — 0.0%		47,756

NET ASSETS — 100.0%		$194,910,591

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $4,196,410 or 2.15% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,008,733 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $3,637,785 or 1.87% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $87,705 or 0.04% of net assets.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $1,706,029. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $1,740,199.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MM MSCI EAFE International Index Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of Montreal	3/16/22	GBP	187,946	USD	$248,377	$5,939
Bank of Montreal	3/16/22	SEK	804,954	USD	88,789	345
Bank of Montreal	3/16/22	DKK	164,266	USD	24,989	197
Bank of Montreal	3/16/22	EUR	104,693	USD	118,270	1,098
Bank of Montreal	3/16/22	USD	11,233	NOK	101,065	(228)
Bank of New York Mellon	3/16/22	HKD	167,890	USD	21,537	(3)
Bank of New York Mellon	3/16/22	EUR	70,000	USD	79,222	590
Bank of New York Mellon	3/16/22	JPY	7,890,000	USD	68,783	(153)
Bank of New York Mellon	3/16/22	USD	119,652	JPY	13,680,000	659
BNP Paribas SA	3/16/22	USD	1,946	SGD	2,658	(26)
BNP Paribas SA	3/16/22	USD	169,932	EUR	150,000	(1,094)
JP Morgan Chase Bank N.A.	3/16/22	CHF	16,884	USD	18,357	207
Morgan Stanley & Co. LLC	3/16/22	EUR	544,061	USD	615,606	4,717
Morgan Stanley & Co. LLC	3/16/22	GBP	50,624	USD	66,992	1,509
Morgan Stanley & Co. LLC	3/16/22	JPY	87,562,924	USD	772,416	(10,764)
Morgan Stanley & Co. LLC	3/16/22	AUD	191,300	USD	137,573	1,632
Morgan Stanley & Co. LLC	3/16/22	USD	38,684	ILS	119,805	125
Morgan Stanley & Co. LLC	3/16/22	USD	93,844	GBP	70,000	(876)
						$3,874

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Hang Seng Index	1/28/22	1	$148,403	$1,971
Topix Index	3/10/22	5	850,125	15,736
SPI 200 Index	3/17/22	4	528,922	5,609
Euro Stoxx 50 Index	3/18/22	34	1,622,180	37,468
FTSE 100 Index	3/18/22	7	684,518	9,420
				$70,204

Currency Legend

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

MassMutual Overseas Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.7%

COMMON STOCK — 99.2%
Australia — 0.7%
Brambles Ltd.	208,200	$1,610,516
Orica Ltd.	288,729	2,879,712
		4,490,228
Belgium — 1.2%
Anheuser-Busch InBev SA	73,000	4,419,664
KBC Group NV	38,700	3,323,928
		7,743,592
Brazil — 0.2%
Ambev SA ADR	400,441	1,121,235
Canada — 3.5%
Canadian National Railway Co.	68,404	8,404,115
Intact Financial Corp.	19,536	2,539,317
Open Text Corp.	49,800	2,363,723
Restaurant Brands International, Inc.	34,500	2,093,460
Suncor Energy, Inc.	96,163	2,406,071
The Toronto-Dominion Bank	61,925	4,747,608
		22,554,294
Cayman Islands — 2.0%
Alibaba Group Holding Ltd. (a)	305,940	4,580,520
NetEase, Inc.	98,300	2,015,436
Tencent Holdings Ltd.	66,900	3,924,570
Trip.com Group Ltd. (a)	19,499	478,925
Vipshop Holdings Ltd. ADR (a)	228,308	1,917,787
		12,917,238
Denmark — 2.1%
Carlsberg A/S Class B	18,275	3,139,201
Novo Nordisk A/S Class B	92,660	10,358,903
		13,498,104
Finland — 0.2%
UPM-Kymmene OYJ	43,600	1,647,792
France — 16.9%
Accor SA (a)	140,692	4,552,984
Air Liquide SA	64,941	11,324,176
BNP Paribas SA	108,931	7,526,484
Capgemini SE	50,427	12,316,805
Cie Generale des Etablissements Michelin SCA	19,149	3,138,871

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Danone SA	47,200	$2,931,835
Dassault Systemes SE	55,448	3,289,296
Engie SA	319,152	4,725,715
EssilorLuxottica SA	27,688	5,893,920
L'Oreal SA	9,342	4,428,495
Legrand SA	39,373	4,608,002
LVMH Moet Hennessy Louis Vuitton SE	13,154	10,854,686
Pernod Ricard SA	32,565	7,835,062
Publicis Groupe SA	53,369	3,593,145
Schneider Electric SE	78,934	15,474,929
Valeo SE	116,830	3,531,318
Worldline SA (a) (b)	81,000	4,513,688
		110,539,411
Germany — 14.5%
Allianz SE Registered	31,430	7,430,661
Bayer AG Registered	245,140	13,123,440
Bayerische Motoren Werke AG	68,485	6,901,365
Beiersdorf AG	62,964	6,478,481
Continental AG (a)	60,380	6,392,450
Daimler AG Registered	73,573	5,649,658
Daimler Truck Holding AG (a)	48,936	1,798,993
Deutsche Boerse AG	49,161	8,235,452
Fresenius Medical Care AG & Co. KGaA	69,700	4,515,115
Fresenius SE & Co. KGaA	84,200	3,394,898
Henkel AG & Co. KGaA	33,000	2,580,132
Merck KGaA	31,910	8,249,795
MTU Aero Engines AG	10,778	2,191,341
SAP SE	90,021	12,856,890
thyssenkrupp AG (a)	353,517	3,894,266
Vitesco Technologies Group AG (a)	11,236	551,232
		94,244,169
Hong Kong — 1.3%
AIA Group Ltd.	836,800	8,436,132
India — 2.1%
Axis Bank Ltd. (a)	265,905	2,417,604
HDFC Bank Ltd.	99,578	1,976,136
Housing Development Finance Corp. Ltd.	104,653	3,625,940
Tata Consultancy Services Ltd.	113,487	5,710,607
		13,730,287
Indonesia — 0.2%
Bank Mandiri Persero Tbk PT	2,769,300	1,364,618
Ireland — 1.9%
Linde PLC (a)	15,784	5,498,393
Ryanair Holdings PLC (a)	11,700	203,620
Ryanair Holdings PLC Sponsored ADR (a)	63,980	6,547,073
		12,249,086
Israel — 0.7%
Check Point Software Technologies Ltd. (a)	37,278	4,345,124

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 2.2%
Eni SpA	184,937	$2,556,502
Intesa Sanpaolo SpA	4,566,888	11,799,186
		14,355,688
Japan — 11.5%
Daikin Industries Ltd.	36,600	8,302,854
Denso Corp.	47,800	3,947,034
Hitachi Ltd.	151,800	8,222,549
Hoya Corp.	47,000	6,968,902
Japan Tobacco, Inc. (c)	127,800	2,576,734
Koito Manufacturing Co. Ltd.	58,400	3,092,340
Komatsu Ltd.	62,400	1,461,346
Kose Corp.	26,900	3,052,092
Kubota Corp.	277,600	6,163,164
Kyocera Corp.	70,900	4,430,362
Olympus Corp.	236,800	5,439,108
Shin-Etsu Chemical Co. Ltd.	15,100	2,615,243
SMC Corp.	6,800	4,587,458
Sony Group Corp.	51,600	6,522,720
Terumo Corp.	126,800	5,358,004
Toyota Motor Corp.	136,400	2,517,926
		75,257,836
Mexico — 0.4%
Grupo Televisa SAB Sponsored ADR	255,500	2,394,035
Netherlands — 5.9%
Akzo Nobel NV	54,711	6,022,563
CNH Industrial NV	293,597	5,638,742
EXOR NV	53,900	4,797,683
ING Groep NV	290,039	4,041,553
Koninklijke Philips NV	150,607	5,597,971
Prosus NV	54,423	4,539,600
QIAGEN NV (a)	68,883	3,838,317
Randstad NV	57,224	3,920,275
		38,396,704
Portugal — 0.3%
Galp Energia SGPS SA	218,706	2,120,777
Republic of Korea — 0.4%
NAVER Corp.	8,505	2,700,069
Singapore — 0.7%
DBS Group Holdings, Ltd.	198,900	4,815,617
South Africa — 0.3%
Naspers Ltd.	10,764	1,670,264
Spain — 1.0%
Amadeus IT Group SA (a)	99,688	6,714,439
Sweden — 1.6%
Hennes & Mauritz AB Class B (c)	214,794	4,212,514
SKF AB Class B	142,500	3,359,273

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Volvo AB Class B	123,800	$2,854,290
		10,426,077
Switzerland — 13.2%
Cie Financiere Richemont SA Registered	52,085	7,777,496
Credit Suisse Group AG Registered	731,994	7,099,787
Holcim Ltd.	89,684	4,564,185
Julius Baer Group Ltd.	50,290	3,360,659
Nestle SA Registered	123,043	17,200,406
Novartis AG Registered	114,714	10,073,758
Roche Holding AG	38,556	15,982,825
Sika AG Registered (c)	11,577	4,805,562
The Swatch Group AG	5,805	1,768,467
UBS Group AG Registered	440,314	7,902,797
Zurich Insurance Group AG	12,595	5,519,487
		86,055,429
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR Sponsored ADR	53,547	6,442,240
United Kingdom — 12.9%
Compass Group PLC (a)	395,166	8,802,824
Diageo PLC	140,194	7,642,384
Experian PLC	135,500	6,646,891
Glencore PLC	1,257,200	6,396,206
Informa PLC (a)	242,700	1,689,867
Liberty Global PLC Class A (a)	147,400	4,088,876
Lloyds Banking Group PLC	12,784,297	8,241,810
London Stock Exchange Group PLC	23,871	2,234,279
Natwest Group PLC	786,300	2,395,933
Prudential PLC	139,500	2,405,546
Reckitt Benckiser Group PLC	71,017	6,092,374
RELX PLC	230,300	7,505,860
Rio Tinto PLC	53,704	3,540,769
Rolls-Royce Holdings PLC (a)	2,038,726	3,400,115
Schroders PLC	70,168	3,371,046
Smiths Group PLC	147,473	3,143,641
Tesco PLC	1,117,287	4,380,477
WPP PLC	153,444	2,319,367
		84,298,265
United States — 0.3%
Yum China Holdings, Inc.	45,539	2,269,664

TOTAL COMMON STOCK (Cost $505,152,339)		646,798,414

PREFERRED STOCK — 0.5%
Germany — 0.0%
Henkel AG & Co. KGaA 2.130%
	1,900	153,868
Republic of Korea — 0.5%
Samsung Electronics Co. Ltd. 3.760%
	47,700	2,855,159

MassMutual Overseas Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PREFERRED STOCK (Cost $2,938,931)		$3,009,027

TOTAL EQUITIES (Cost $508,091,270)		649,807,441

MUTUAL FUNDS — 1.2%

United States — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	7,702,956	7,702,956

TOTAL MUTUAL FUNDS (Cost $7,702,956)		7,702,956

TOTAL LONG-TERM INVESTMENTS (Cost $515,794,226)		657,510,397

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (e)	$9,879,915	9,879,915

TOTAL SHORT-TERM INVESTMENTS (Cost $9,879,915)		9,879,915

TOTAL INVESTMENTS — 102.4% (Cost $525,674,141) (f)		667,390,312

Other Assets/(Liabilities) — (2.4)%		(15,359,410)

NET ASSETS — 100.0%		$652,030,902

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $4,513,688 or 0.69% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $11,366,131 or 1.74% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,285,248 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $9,879,915. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $10,077,566.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust Co.	6/15/22	USD	3,159,833	CHF	2,902,000	(40,339)

Currency Legend

CHF	Swiss Franc
USD	U.S. Dollar

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.9%

COMMON STOCK — 97.3%
Australia — 2.2%
Australia & New Zealand Banking Group Ltd.	107,861	$2,159,447
BHP Group Ltd. (a)	135,875	4,112,253
Challenger Ltd.	203,921	969,147
Downer EDI Ltd.	682,403	2,960,531
IGO Ltd.	589,944	4,946,732
Incitec Pivot Ltd.	946,620	2,238,384
Macquarie Group Ltd.	19,290	2,883,591
Rio Tinto Ltd.	13,511	987,152
Scentre Group	1,524,699	3,506,608
South32 Ltd.	2,352,090	6,894,395
Treasury Wine Estates Ltd.	259,381	2,338,416
Worley Ltd.	608,439	4,714,732
		38,711,388
Austria — 0.7%
BAWAG Group AG (b)	79,173	4,868,931
Erste Group Bank AG	161,710	7,601,769
		12,470,700
Belgium — 0.3%
KBC Group NV	40,581	3,485,487
Umicore SA	38,843	1,584,814
		5,070,301
Bermuda — 0.4%
China Resources Gas Group Ltd.	580,000	3,277,086
Hongkong Land Holdings Ltd.	312,200	1,622,331
Kunlun Energy Co. Ltd.	2,426,000	2,275,497
		7,174,914
Brazil — 0.8%
Ambev SA	672,900	1,895,551
B3 SA - Brasil Bolsa Balcao	755,000	1,508,771
Banco BTG Pactual SA	307,600	1,158,546
EDP - Energias do Brasil SA	484,151	1,820,353
Lojas Renner SA	111,603	488,620
Magazine Luiza SA	1,011,915	1,307,154
Raia Drogasil SA	373,841	1,630,288
Rede D'Or Sao Luiz SA (b)	271,815	2,184,942
Suzano SA (c)	240,627	2,593,045
		14,587,270

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
British Virgin Islands — 0.0%
VK Co., Ltd. (c)	37,617	$435,442
Canada — 3.5%
Canadian Pacific Railway Ltd.	69,483	4,998,607
Constellation Software, Inc.	973	1,805,267
Definity Financial Corp. (c)	84,970	1,983,607
Element Fleet Management Corp.	274,850	2,798,583
Franco-Nevada Corp.	17,132	2,369,321
Magna International, Inc. (a)	83,810	6,783,581
Manulife Financial Corp.	152,174	2,900,443
National Bank of Canada (a)	100,965	7,697,589
Shopify, Inc. Class A (c)	2,843	3,915,920
Sun Life Financial, Inc.	233,909	13,019,908
TC Energy Corp.	54,173	2,519,465
TELUS International CDA, Inc. (a) (c)	39,965	1,320,635
TMX Group Ltd.	54,263	5,501,585
Waste Connections, Inc.	34,169	4,656,210
		62,270,721
Cayman Islands — 4.9%
AAC Technologies Holdings, Inc.	204,000	803,695
Alibaba Group Holding Ltd. (c)	319,580	4,784,738
Alibaba Group Holding Ltd. Sponsored ADR (c)	94,818	11,263,430
Baidu, Inc. Sponsored ADR (c)	52,421	7,799,721
Budweiser Brewing Co. APAC Ltd. (b)	1,054,000	2,764,467
China Mengniu Dairy Co. Ltd.	359,000	2,035,068
CK Hutchison Holdings Ltd.	348,000	2,245,654
ENN Energy Holdings Ltd.	88,200	1,661,595
Greentown Service Group Co. Ltd.	508,000	469,523
I-Mab (c)	6,936	328,697
JD Health International, Inc. (b) (c)	143,450	1,132,500
JOYY, Inc. ADR	88,007	3,998,158
Kanzhun Ltd. (c)	13,311	464,288
KE Holdings, Inc. ADR (c)	53,587	1,078,170
Kingdee International Software Group Co. Ltd. (c)	182,000	561,112
Longfor Group Holdings Ltd. (b)	449,000	2,113,530
Meituan Class B (b) (c)	127,300	3,680,230
Pagseguro Digital Ltd. Class A (c)	20,937	548,968
Pinduoduo, Inc. ADR (c)	15,800	921,140
Sea Ltd. ADR (c)	4,239	948,307
Sino Biopharmaceutical Ltd.	1,374,000	962,782
StoneCo Ltd. Class A (c)	24,333	410,254
Sunny Optical Technology Group Co. Ltd.	22,900	724,298
Tencent Holdings Ltd.	329,300	19,317,802
Tongcheng Travel Holdings Ltd. (c)	1,350,400	2,500,944
Trip.com Group Ltd. ADR (c)	100,971	2,485,906
Weibo Corp. Sponsored ADR (a) (c)	74,239	2,299,924
Wuxi Biologics Cayman, Inc. (b) (c)	267,000	3,173,667
XP, Inc. Class A (c)	124,526	3,578,877
Zhongsheng Group Holdings Ltd.	278,000	2,169,561
		87,227,006
Chile — 0.1%
Banco de Chile	15,325,063	1,202,995

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Banco Santander Chile Sponsored ADR	92,606	$1,508,552
		2,711,547
China — 3.5%
Beijing Capital International Airport Co. Ltd. Class H (c)	2,302,000	1,408,936
BTG Hotels Group Co. Ltd. Class A (c)	427,425	1,752,137
China Construction Bank Corp. Class H	4,022,000	2,786,768
Fuyao Glass Industry Group Co. Ltd.	195,600	1,447,243
Gree Electric Appliances, Inc. of Zhuhai Class A	1,113,100	6,453,133
Hisense Home Appliances Group Co. Ltd.	992,555	2,358,374
Hongfa Technology Co. Ltd.	128,600	1,505,750
Huayu Automotive Systems Co. Ltd.	1,586,900	7,037,064
Hundsun Technologies, Inc. Class A	248,800	2,424,068
Jiangsu Hengrui Medicine Co. Ltd. Class A	133,760	1,064,018
Kweichow Moutai Co. Ltd. Class A	13,498	4,341,188
Midea Group Co. Ltd. Class A	99,300	1,148,179
NARI Technology Co. Ltd.	946,399	5,942,678
PICC Property & Casualty Co. Ltd. Class H	2,028,000	1,657,761
Ping An Bank Co. Ltd. Class A	676,700	1,749,761
Ping An Insurance Group Co. of China Ltd. Class H	824,000	5,939,292
Ping An Insurance Group Co. of China Ltd. Class A	232,600	1,836,038
Sangfor Technologies, Inc.	30,000	898,123
Shandong Pharmaceutical Glass Co. Ltd.	261,500	1,801,036
Sinopharm Group Co. Ltd. Class H	350,800	763,480
Songcheng Performance Development Co. Ltd.	858,000	1,924,608
Tsingtao Brewery Co. Ltd. Class H	324,000	3,034,786
Yifeng Pharmacy Chain Co. Ltd. Class A	164,616	1,423,250
Zhejiang Runtu Co. Ltd.	711,453	1,070,019
		61,767,690
Cyprus — 0.0%
Ozon Holdings PLC (c)	18,310	542,159
Czech Republic — 0.1%
Komercni banka AS	25,868	1,106,036
Denmark — 0.1%
Chr Hansen Holding A/S	5,681	446,637
Genmab A/S (c)	4,568	1,829,021
		2,275,658
Finland — 0.7%
Kojamo OYJ	60,162	1,454,032
Sampo OYJ Class A	183,610	9,160,268
Stora Enso OYJ Class R	153,767	2,796,303
		13,410,603
France — 7.2%
Air Liquide SA	29,567	5,155,786
Alstom SA	110,949	3,951,446
AXA SA	488,673	14,563,468
BNP Paribas SA	141,401	9,769,968
Dassault Aviation SA	62,050	6,704,728
Engie SA	641,182	9,494,046
EssilorLuxottica SA	47,055	10,016,556
Ipsen SA	15,282	1,397,447

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Kering SA	5,335	$4,280,769
L'Oreal SA	10,944	5,187,909
Legrand SA	21,854	2,557,674
LVMH Moet Hennessy Louis Vuitton SE	2,369	1,954,900
Safran SA	18,816	2,310,957
Sanofi	215,589	21,661,012
Teleperformance	5,804	2,587,682
Thales SA	140,551	11,961,283
TotalEnergies SE	272,079	13,819,099
Valeo SE	57,291	1,731,685
		129,106,415
Germany — 6.0%
BASF SE	77,288	5,436,086
Bayer AG Registered	156,702	8,388,959
Beiersdorf AG	31,201	3,210,328
Covestro AG (b)	80,022	4,937,749
Daimler AG Registered	49,449	3,797,180
Daimler Truck Holding AG (c)	24,631	905,489
Deutsche Boerse AG	29,873	5,004,325
Deutsche Telekom AG Registered	423,550	7,871,735
Evotec SE (c)	105,154	5,085,045
Fresenius SE & Co. KGaA	132,619	5,347,125
GEA Group AG	54,697	2,994,949
HeidelbergCement AG	27,363	1,853,884
KION Group AG	36,150	3,971,285
Knorr-Bremse AG	34,707	3,425,160
MorphoSys AG (c)	21,427	813,598
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	32,190	9,549,661
SAP SE	30,226	4,316,908
Siemens AG Registered	102,138	17,753,897
Siemens Healthineers AG (b)	56,199	4,211,188
Stroeer SE & Co KGaA	18,802	1,484,105
Teamviewer AG (b) (c)	73,298	983,689
Telefonica Deutschland Holding AG	484,906	1,341,515
Zalando SE (b) (c)	53,587	4,345,468
		107,029,328
Hong Kong — 1.6%
AIA Group Ltd.	1,388,200	13,995,027
Beijing Enterprises Holdings Ltd.	234,500	809,028
China Overseas Land & Investment Ltd.	1,074,500	2,543,975
Fosun International Ltd.	1,439,500	1,552,651
Galaxy Entertainment Group Ltd. (c)	1,064,000	5,513,373
Guangdong Investment Ltd.	2,372,000	3,014,799
Hong Kong Exchanges & Clearing Ltd.	5,300	309,781
		27,738,634
Hungary — 0.4%
OTP Bank Nyrt (c)	125,663	6,420,763
India — 3.9%
Ambuja Cements Ltd.	555,700	2,825,630
Ashok Leyland Ltd.	483,145	797,272
Axis Bank Ltd. (c)	448,778	4,080,283
HDFC Asset Management Co. Ltd. (b)	28,023	922,804

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
HDFC Bank Ltd.	178,570	$3,543,741
Hindalco Industries Ltd.	135,194	863,601
Housing Development Finance Corp. Ltd.	432,536	14,986,187
ICICI Bank Ltd.	322,911	3,201,487
ICICI Bank Ltd. Sponsored ADR	143,716	2,844,140
Indus Towers Ltd.	489,406	1,625,128
Infosys Ltd.	148,268	3,773,453
Kotak Mahindra Bank Ltd.	204,586	4,944,823
Maruti Suzuki India Ltd.	32,493	3,241,240
NTPC Ltd.	2,745,004	4,590,472
Petronet LNG Ltd.	1,086,876	3,164,874
Reliance Industries Ltd.	134,457	4,281,594
Shriram Transport Finance Co. Ltd.	243,890	3,956,189
Tata Consultancy Services Ltd.	15,413	775,574
Tech Mahindra Ltd.	156,637	3,768,628
Voltas Ltd.	82,484	1,353,965
		69,541,085
Indonesia — 0.7%
Bank Central Asia Tbk PT	12,334,200	6,250,518
Bank Rakyat Indonesia Persero Tbk PT	11,175,864	3,221,432
Sarana Menara Nusantara Tbk PT	38,612,800	3,047,305
		12,519,255
Ireland — 0.5%
Accenture PLC Class A	3,400	1,409,470
DCC PLC	26,017	2,127,509
Linde PLC (c)	15,349	5,346,860
		8,883,839
Italy — 1.3%
Banca Mediolanum SpA	347,216	3,403,628
DiaSorin SpA	13,573	2,582,041
Enel SpA	636,422	5,068,443
Intesa Sanpaolo SpA	626,570	1,618,830
Leonardo SpA (c)	258,031	1,841,225
Moncler SpA	42,242	3,053,068
Prysmian SpA	159,061	5,993,131
		23,560,366
Japan — 14.9%
Asahi Group Holdings Ltd.	84,100	3,263,829
Asahi Kasei Corp.	225,600	2,120,343
Asics Corp.	92,500	2,050,823
Astellas Pharma, Inc.	657,700	10,696,726
Benesse Holdings, Inc.	52,200	1,023,011
Bridgestone Corp.	57,500	2,474,127
Central Japan Railway Co.	13,600	1,814,396
Chugai Pharmaceutical Co. Ltd.	23,400	758,952
CyberAgent, Inc.	192,400	3,201,837
Dai-ichi Life Holdings, Inc.	134,900	2,725,418
Daiichi Sankyo Co. Ltd.	89,500	2,275,853
Daikin Industries Ltd.	4,200	952,787
Denso Corp.	30,700	2,535,019
DIC Corp.	72,900	1,838,914
Disco Corp.	5,900	1,803,186

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electric Power Development Co. Ltd.	74,600	$990,347
Fujitsu General Ltd.	127,800	3,034,524
Fujitsu Ltd.	35,400	6,065,352
Hamamatsu Photonics KK	39,100	2,495,249
Hikari Tsushin, Inc.	8,200	1,262,592
Hitachi Ltd.	118,800	6,435,038
Hitachi Metals Ltd. (c)	157,100	2,909,819
Honda Motor Co. Ltd.	37,400	1,050,284
Hoshizaki Corp.	29,100	2,181,870
JGC Holdings Corp.	125,000	1,044,418
Kansai Paint Co. Ltd.	60,600	1,317,161
Kirin Holdings Co. Ltd. (a)	231,400	3,711,028
MatsukiyoCocokara & Co.	78,800	2,910,225
Mitsubishi Corp.	69,000	2,190,841
Mitsubishi Electric Corp.	569,100	7,216,548
Mitsubishi Estate Co. Ltd.	151,600	2,101,583
Mitsubishi HC Capital, Inc.	204,800	1,013,156
Mitsubishi UFJ Financial Group, Inc.	1,124,300	6,108,262
Mitsui Fudosan Co. Ltd.	291,300	5,770,444
Murata Manufacturing Co. Ltd.	91,400	7,256,660
Nippon Shokubai Co. Ltd.	31,200	1,443,078
Nippon Steel Corp.	119,300	1,951,132
Nippon Telegraph & Telephone Corp.	826,100	22,587,195
NSK Ltd.	178,900	1,147,905
NTT Data Corp.	390,700	8,376,929
Omron Corp.	20,800	2,072,560
ORIX Corp.	207,700	4,239,154
Otsuka Holdings Co. Ltd.	312,300	11,301,193
Outsourcing, Inc. (a)	140,200	1,889,435
Pan Pacific International Holding Corp.	84,500	1,163,777
Panasonic Corp.	219,000	2,408,680
Persol Holdings Co. Ltd.	206,100	5,985,191
Pola Orbis Holdings, Inc.	27,200	453,346
Recruit Holdings Co. Ltd.	66,300	4,019,032
Renesas Electronics Corp. (c)	121,400	1,490,695
Seven & i Holdings Co. Ltd.	191,500	8,417,766
Shimadzu Corp.	50,600	2,135,955
Shiseido Co. Ltd.	12,900	719,374
SMC Corp.	1,900	1,281,790
SoftBank Group Corp.	30,300	1,431,655
Sompo Holdings, Inc.	78,000	3,295,093
Sony Group Corp.	74,200	9,379,570
Stanley Electric Co. Ltd.	222,000	5,557,039
Sumitomo Corp.	363,500	5,374,194
Sumitomo Mitsui Trust Holdings, Inc.	44,100	1,472,306
Sumitomo Rubber Industries Ltd.	65,700	669,474
Suzuki Motor Corp.	102,800	3,958,647
Taiheiyo Cement Corp.	74,900	1,481,296
Takeda Pharmaceutical Co. Ltd.	120,200	3,284,981
TechnoPro Holdings, Inc.	93,300	2,830,949
THK Co. Ltd.	41,000	988,575
Tokio Marine Holdings, Inc.	67,000	3,723,402
Tokyo Electron Ltd.	16,700	9,560,000
Tosoh Corp.	21,300	315,937
Toyota Motor Corp.	859,600	15,868,104
Welcia Holdings Co. Ltd.	36,400	1,134,665

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Z Holdings Corp.	1,155,300	$6,704,169
		266,714,865
Luxembourg — 0.3%
Globant SA (c)	4,558	1,431,622
InPost SA (c)	33,000	398,624
Millicom International Cellular SA (c)	53,497	1,516,007
Samsonite International SA (b) (c)	468,600	952,077
Tenaris SA	184,626	1,926,901
		6,225,231
Malaysia — 0.2%
CIMB Group Holdings Bhd	2,699,063	3,531,042
Mexico — 0.7%
Gruma SAB de CV Class B	191,275	2,444,617
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	17,431	2,396,240
Grupo Aeroportuario del Sureste SAB de CV ADR	9,094	1,874,819
Grupo Financiero Banorte SAB de CV Class O	220,100	1,431,502
Grupo Mexico SAB de CV Series B	360,084	1,569,734
Orbia Advance Corp. SAB de CV	633,179	1,616,075
Wal-Mart de Mexico SAB de CV	451,700	1,681,452
		13,014,439
Netherlands — 7.2%
Adyen NV (b) (c)	441	1,153,754
AerCap Holdings NV (c)	47,891	3,133,029
Airbus SE (c)	47,672	6,088,373
Akzo Nobel NV	121,128	13,333,717
ASML Holding NV	35,419	28,242,143
Heineken NV (a)	13,853	1,557,679
ING Groep NV	1,072,685	14,947,345
Koninklijke DSM NV	12,176	2,733,853
Koninklijke Philips NV	280,974	10,443,634
NXP Semiconductor NV	52,705	12,005,145
Prosus NV	215,056	17,938,522
Prosus NV	82,953	6,819,757
Shop Apotheke Europe NV (b) (c)	7,595	979,344
Signify NV (b)	53,278	2,455,826
Stellantis NV	176,267	3,340,989
X5 Retail Group NV GDR	51,304	1,354,942
Yandex NV Class A (c)	20,900	1,264,450
		127,792,502
Norway — 0.7%
DNB Bank ASA	228,828	5,242,511
Equinor ASA	185,422	4,892,200
Storebrand ASA	319,219	3,202,796
		13,337,507
Philippines — 0.3%
Bank of the Philippine Islands	479,240	866,167
SM Investments Corp.	173,030	3,200,619

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Robina Corp.	387,460	$972,543
		5,039,329
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	252,615	2,214,591
Portugal — 0.8%
Banco Comercial Portugues SA (c)	5,632,934	903,348
Galp Energia SGPS SA	758,984	7,359,816
Jeronimo Martins SGPS SA	233,694	5,348,362
		13,611,526
Republic of Korea — 3.9%
Amorepacific Corp.	19,021	2,651,995
Hyundai Motor Co.	12,901	2,266,757
KakaoBank Corp. (c)	1,754	86,824
Kangwon Land, Inc. (c)	37,519	756,857
KT Corp. Sponsored ADR (c)	178,169	2,239,584
KT Corp. (c)	50,108	1,288,127
LG Household & Health Care Ltd.	7,148	6,594,351
NAVER Corp.	43,848	13,920,357
Samsung Electronics Co. Ltd.	607,119	39,857,451
		69,662,303
Russia — 0.8%
LUKOIL PJSC Sponsored ADR	16,354	1,459,523
Moscow Exchange MICEX-RTS PJSC	734,670	1,496,890
Novatek PJSC Sponsored GDR Registered	7,779	1,816,027
Sberbank of Russia PJSC Sponsored ADR	544,173	8,709,818
		13,482,258
Saudi Arabia — 0.5%
Al Rajhi Bank	43,677	1,644,745
The Saudi British Bank	207,364	1,819,947
Saudi Tadawul Group Holding Co. (c)	21,865	732,638
The Saudi National Bank	316,482	5,422,856
		9,620,186
Singapore — 1.0%
DBS Group Holdings, Ltd.	79,300	1,919,952
Jardine Cycle & Carriage Ltd.	86,900	1,329,463
United Overseas Bank Ltd.	382,400	7,636,420
Wilmar International Ltd.	821,600	2,525,921
Yangzijiang Shipbuilding Holdings Ltd.	3,770,500	3,752,842
		17,164,598
South Africa — 0.6%
Capitec Bank Holdings Ltd.	30,222	3,868,342
Clicks Group Ltd.	53,561	1,059,734
FirstRand Ltd.	1,026,169	3,915,008
Naspers Ltd.	10,076	1,563,506
Shoprite Holdings Ltd.	89,462	1,172,027
		11,578,617

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Spain — 0.9%
Amadeus IT Group SA (c)	61,894	$4,168,842
Banco Bilbao Vizcaya Argentaria SA	632,143	3,753,016
Fluidra SA	27,410	1,097,826
Iberdrola SA	457,971	5,366,720
Indra Sistemas SA (c)	126,414	1,360,214
		15,746,618
Sweden — 1.3%
Assa Abloy AB Class B	75,157	2,283,114
Elekta AB (a)	151,824	1,918,059
Essity AB Class B	59,061	1,927,179
Lundin Energy AB	48,566	1,741,692
Olink Holding AB (a) (c)	24,220	440,804
Svenska Handelsbanken AB Class A	245,480	2,650,018
Swedbank AB Class A	384,808	7,727,988
Telefonaktiebolaget LM Ericsson Class B	382,572	4,202,112
		22,890,966
Switzerland — 6.5%
ABB Ltd. Registered	125,751	4,791,275
Alcon, Inc.	66,809	5,886,204
Barry Callebaut AG Registered	1,734	4,213,177
Holcim Ltd.	42,889	2,182,701
Julius Baer Group Ltd.	144,798	9,676,211
Lonza Group AG Registered	8,813	7,341,612
Nestle SA Registered	197,101	27,553,110
Novartis AG Registered	164,147	14,414,781
PolyPeptide Group AG (b) (c)	7,677	1,153,385
Roche Holding AG	57,702	23,919,520
UBS Group AG Registered	260,569	4,676,717
Zurich Insurance Group AG	23,855	10,453,938
		116,262,631
Taiwan — 4.0%
Hon Hai Precision Industry Co. Ltd.	1,031,000	3,865,191
Largan Precision Co. Ltd.	11,000	979,712
MediaTek, Inc.	143,000	6,113,911
President Chain Store Corp.	182,000	1,797,384
Taiwan Semiconductor Manufacturing Co. Ltd.	2,592,000	57,394,024
Vanguard International Semiconductor Corp.	219,000	1,250,924
		71,401,146
Thailand — 0.6%
Airports of Thailand PCL (c)	272,300	497,240
Bangkok Dusit Medical Services PCL	2,908,600	2,002,628
CP ALL PCL	3,006,900	5,310,795
Land & Houses PCL	7,936,900	2,087,800
		9,898,463
Turkey — 0.0%
D-MARKET Elektronik Hizmetler ve Ticaret AS (c)	83,678	159,825

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Arab Emirates — 0.2%
First Abu Dhabi Bank PJSC	583,150	$2,990,782
United Kingdom — 11.7%
Amcor PLC	369,923	4,455,314
Antofagasta PLC	144,803	2,632,042
Ashtead Group PLC	52,750	4,227,250
ASOS PLC (c)	149,475	4,839,490
AstraZeneca PLC Sponsored ADR	404,498	23,562,009
Aviva PLC	371,905	2,065,305
BHP Group PLC	267,808	7,981,348
boohoo Group PLC (c)	1,245,623	2,071,516
Bridgepoint Group PLC (b) (c)	375,296	2,499,011
British American Tobacco PLC	71,931	2,665,143
Bunzl PLC	43,281	1,687,753
Burberry Group PLC	196,259	4,809,003
Close Brothers Group PLC	47,218	894,699
Compass Group PLC (c)	174,057	3,877,341
Deliveroo PLC Class A (b) (c)	325,010	918,212
Diageo PLC	80,536	4,390,252
Direct Line Insurance Group PLC	841,958	3,173,885
Dr. Martens Plc (c)	251,746	1,455,772
Fresnillo PLC	191,978	2,316,516
GlaxoSmithKline PLC Sponsored ADR	236,288	10,420,301
Great Portland Estates PLC	438,206	4,311,812
Hargreaves Lansdown PLC	47,358	869,053
HSBC Holdings PLC	349,281	2,113,534
Imperial Brands PLC	146,771	3,209,500
Informa PLC (c)	311,707	2,170,348
Investec PLC	263,335	1,431,087
Johnson Matthey PLC	82,277	2,285,460
Kingfisher PLC	919,966	4,206,154
Lloyds Banking Group PLC	10,166,338	6,554,058
London Stock Exchange Group PLC	73,980	6,924,382
Meggitt PLC (c)	339,552	3,392,921
Melrose Industries PLC	1,351,856	2,933,347
Mondi PLC	49,203	1,212,449
National Grid PLC	231,472	3,339,793
Network International Holdings PLC (b) (c)	727,327	2,865,593
Next PLC	58,667	6,454,712
Persimmon PLC	68,736	2,651,130
Playtech PLC (c)	83,052	823,264
Prudential PLC	77,135	1,330,120
Rolls-Royce Holdings PLC (c)	2,251,271	3,754,590
Royal Dutch Shell PLC Class B Sponsored ADR	44,840	1,943,814
Royal Dutch Shell PLC Class B	266,876	5,857,999
Smith & Nephew PLC	264,868	4,636,092
Smiths Group PLC	158,910	3,387,440
Standard Chartered PLC	157,178	949,959
Taylor Wimpey PLC	504,781	1,195,616
THG PLC (c)	312,694	970,416
Unilever PLC	264,463	14,168,448
Unilever PLC	89,624	4,799,416
Vodafone Group PLC	2,272,934	3,390,034
Vodafone Group PLC Sponsored ADR (a)	188,082	2,808,064
Whitbread PLC (c)	58,766	2,373,673
Wizz Air Holdings Plc (b) (c)	11,488	652,820

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WPP PLC	547,725	$8,279,081
		209,188,341
United States — 1.2%
Autoliv, Inc.	19,377	2,005,983
Broadcom, Inc.	9,348	6,220,253
Canva, Inc. (Acquired 8/16/21-11/4/21, Cost $652,842) (c) (d) (e) (f)	383	652,694
Coupang, Inc. (c)	56,077	1,647,542
Ermenegildo Zegna N.V., PIPE Shares (Acquired 7/19/21, Cost $958,190) (c) (e) (f)	95,819	953,974
Mastercard, Inc. Class A	8,304	2,983,793
MercadoLibre, Inc. (c)	1,426	1,922,818
Yum China Holdings, Inc.	102,400	5,103,616
		21,490,673

TOTAL COMMON STOCK (Cost $1,497,609,911)		1,737,579,559

PREFERRED STOCK — 0.6%
Brazil — 0.2%
Banco Bradesco SA 3.340%
	485,820	1,675,849
Itau Unibanco Holding SA 0.550%
	596,250	2,267,749
		3,943,598
Germany — 0.2%
Sartorius AG 0.130%
	1,511	1,022,711
Volkswagen AG 2.560%
	19,710	3,983,182
		5,005,893
Italy — 0.1%
Telecom Italia SpA 6.110%
	2,132,106	1,009,275
Republic of Korea — 0.1%
Samsung Electronics Co. Ltd. 3.760%
	17,981	1,076,281
United States — 0.0%
Canva, Inc., Series A , (Acquired 11/04/21, Cost $39,209)
(c) (d) (e) (f)	23	39,196

TOTAL PREFERRED STOCK (Cost $10,631,253)		11,074,243

TOTAL EQUITIES (Cost $1,508,241,164)		1,748,653,802

MUTUAL FUNDS — 0.7%
United States — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	12,375,372	12,375,372

MassMutual Select T. Rowe Price International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL MUTUAL FUNDS (Cost $12,375,372)		$12,375,372

RIGHTS — 0.0%

Russia — 0.0%
Moscow Exchange (c)	83,990	171,130

TOTAL RIGHTS (Cost $150,842)		171,130

TOTAL LONG-TERM INVESTMENTS (Cost $1,520,767,378)		1,761,200,304

SHORT-TERM INVESTMENTS — 2.1%
Mutual Fund — 2.0%
T. Rowe Price Government Reserve Investment Fund	34,889,042	34,889,042

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/30/21, —%,due 1/03/22 (h)	$1,469,293	1,469,293

TOTAL SHORT-TERM INVESTMENTS (Cost $36,358,335)		36,358,335

TOTAL INVESTMENTS — 100.7% (Cost $1,557,125,713) (i)		1,797,558,639

Other Assets/(Liabilities) — (0.7)%		(12,098,827)

NET ASSETS — 100.0%		$1,785,459,812

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PIPE	Private Investment in Public Equity

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $26,944,223 or 1.51% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $15,718,827 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $48,949,187 or 2.74% of net assets.
(c)	Non-income producing security.
(d)	Investment was valued using significant unobservable inputs.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $1,645,864 or 0.09% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At December 31, 2021, these securities amounted to a value of $1,645,864 or 0.09% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,469,293. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $1,498,725.
(i)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust	1/04/22	JPY	6,770,281	USD	$58,932	$(76)
State Street Bank and Trust	1/05/22	JPY	8,641,556	USD	75,033	91
						$15

Currency Legend

JPY	Japanese Yen
USD	U.S. Dollar

MassMutual 20/80 Allocation Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 22.0%
DFA Commodity Strategy Portfolio	467,392	$2,210,764
Invesco Real Estate Fund, Class R6	24,386	586,483
MassMutual Blue Chip Growth Fund, Class I (a)	124,066	3,586,739
MassMutual Diversified Value Fund, Class I (a)	227,679	2,902,905
MassMutual Equity Opportunities Fund, Class I (a)	223,871	4,423,700
MassMutual Fundamental Value Fund, Class I (a)	345,730	3,464,216
MassMutual Growth Opportunities Fund, Class I (a)	167,019	1,394,610
MassMutual International Equity Fund, Class I (a)	85,878	786,644
MassMutual Mid Cap Growth Fund, Class I (a)	57,939	1,525,535
MassMutual Mid Cap Value Fund, Class I (a)	194,043	2,425,540
MassMutual Overseas Fund, Class I (a)	290,783	2,803,146
MassMutual Small Cap Growth Equity Fund, Class I (a)	16,127	272,377
MassMutual Small Cap Value Equity Fund, Class I (a)	86,479	942,617
MassMutual Strategic Emerging Markets Fund, Class I (a)	97,830	1,198,421
MM Equity Asset Fund, Class I (a)	1,258,415	11,501,917
Vanguard Developed Markets Index Fund, Admiral Shares	153,855	2,529,371
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	11,692	479,354
Vanguard Mid-Cap Index Fund, Admiral Shares	4,715	1,487,433
Vanguard Small-Cap Index Fund, Admiral Shares	7,825	847,987
		45,369,759
Fixed Income Funds — 78.0%
Invesco International Bond Fund, Class R6	1,342,817	6,848,366
MassMutual Core Bond Fund, Class I (a)	3,163,057	34,445,686
MassMutual Global Floating Rate Fund, Class Y (a)	167,305	1,569,317
MassMutual High Yield Fund, Class I (a)	145,722	1,294,008
MassMutual Inflation-Protected and Income Fund, Class I (a)	571,898	6,239,410
MassMutual Short-Duration Bond Fund, Class I (a)	4,132,233	40,619,855
MassMutual Strategic Bond Fund, Class I (a)	2,454,445	25,182,607
MassMutual Total Return Bond Fund, Class I (a)	3,644,574	36,518,628
Vanguard Long-Term Treasury Index Fund, Admiral Shares	10,800	324,757
Vanguard Total Bond Market Index Fund, Institutional Shares	690,409	7,725,673
		160,768,307

TOTAL MUTUAL FUNDS (Cost $203,998,288)		206,138,066

TOTAL LONG-TERM INVESTMENTS (Cost $203,998,288)		206,138,066

TOTAL INVESTMENTS — 100.0% (Cost $203,998,288) (b)		206,138,066

Other Assets/(Liabilities) — (0.0)%		(30,148)

NET ASSETS — 100.0%		$206,107,918

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 40/60 Allocation Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 41.9%
DFA Commodity Strategy Portfolio	391,006	$1,849,459
Invesco Real Estate Fund, Class R6	44,856	1,078,782
MassMutual Blue Chip Growth Fund, Class I (a)	320,938	9,278,304
MassMutual Diversified Value Fund, Class I (a)	479,831	6,117,845
MassMutual Equity Opportunities Fund, Class I (a)	521,844	10,311,643
MassMutual Fundamental Value Fund, Class I (a)	758,132	7,596,480
MassMutual Growth Opportunities Fund, Class I (a)	354,167	2,957,292
MassMutual International Equity Fund, Class I (a)	219,502	2,010,639
MassMutual Mid Cap Growth Fund, Class I (a)	101,285	2,666,846
MassMutual Mid Cap Value Fund, Class I (a)	355,732	4,446,645
MassMutual Overseas Fund, Class I (a)	642,272	6,191,499
MassMutual Small Cap Growth Equity Fund, Class I (a)	38,568	651,421
MassMutual Small Cap Value Equity Fund, Class I (a)	229,478	2,501,305
MassMutual Strategic Emerging Markets Fund, Class I (a)	161,255	1,975,371
MM Equity Asset Fund, Class I (a)	2,984,943	27,282,377
Vanguard Developed Markets Index Fund, Institutional Shares	386,296	6,358,438
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	24,235	993,615
Vanguard Mid-Cap Index Fund, Admiral Shares	10,471	3,303,029
Vanguard Small-Cap Index Fund, Admiral Shares	18,052	1,956,268
		99,527,258
Fixed Income Funds — 58.2%
Invesco International Bond Fund, Class R6	1,174,305	5,988,954
MassMutual Core Bond Fund, Class I (a)	2,590,889	28,214,783
MassMutual Global Floating Rate Fund, Class Y (a)	228,465	2,142,998
MassMutual High Yield Fund, Class I (a)	173,028	1,536,492
MassMutual Inflation-Protected and Income Fund, Class I (a)	380,247	4,148,495
MassMutual Short-Duration Bond Fund, Class I (a)	2,843,879	27,955,327
MassMutual Strategic Bond Fund, Class I (a)	2,389,187	24,513,054
MassMutual Total Return Bond Fund, Class I (a)	3,531,469	35,385,320
Vanguard Long-Term Treasury Index Fund, Admiral Shares	11,565	347,774
Vanguard Total Bond Market Index Fund, Institutional Shares	726,995	8,135,069
		138,368,266

TOTAL MUTUAL FUNDS (Cost $232,197,461)		237,895,524

TOTAL LONG-TERM INVESTMENTS (Cost $232,197,461)		237,895,524

TOTAL INVESTMENTS — 100.1% (Cost $232,197,461) (b)		237,895,524

Other Assets/(Liabilities) — (0.1)%		(157,284)

NET ASSETS — 100.0%		$237,738,240

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 60/40 Allocation Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 63.2%
DFA Commodity Strategy Portfolio	324,668	$1,535,680
Invesco Real Estate Fund, Class R6	52,988	1,274,362
MassMutual Blue Chip Growth Fund, Class I (a)	407,182	11,771,644
MassMutual Diversified Value Fund, Class I (a)	680,788	8,680,050
MassMutual Equity Opportunities Fund, Class I (a)	739,401	14,610,567
MassMutual Fundamental Value Fund, Class I (a)	1,020,978	10,230,204
MassMutual Growth Opportunities Fund, Class I (a)	442,613	3,695,820
MassMutual International Equity Fund, Class I (a)	335,612	3,074,210
MassMutual Mid Cap Growth Fund, Class I (a)	153,369	4,038,195
MassMutual Mid Cap Value Fund, Class I (a)	405,643	5,070,543
MassMutual Overseas Fund, Class I (a)	639,433	6,164,132
MassMutual Small Cap Growth Equity Fund, Class I (a)	76,819	1,297,475
MassMutual Small Cap Value Equity Fund, Class I (a)	383,700	4,182,331
MassMutual Strategic Emerging Markets Fund, Class I (a)	53,229	652,053
MM Equity Asset Fund, Class I (a)	4,994,738	45,651,904
Vanguard Developed Markets Index Fund, Institutional Shares	483,140	7,952,489
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	41,252	1,691,328
Vanguard Mid-Cap Index Fund, Institutional Shares	71,655	4,993,643
Vanguard Small-Cap Index Fund, Admiral Shares	12,743	1,380,954
		137,947,584
Fixed Income Funds — 36.9%
Invesco International Bond Fund, Class R6	795,655	4,057,841
MassMutual Core Bond Fund, Class I (a)	1,527,994	16,639,859
MassMutual Global Floating Rate Fund, Class Y (a)	390,160	3,659,697
MassMutual High Yield Fund, Class I (a)	437,620	3,886,066
MassMutual Inflation-Protected and Income Fund, Class I (a)	175,431	1,913,955
MassMutual Short-Duration Bond Fund, Class I (a)	1,373,765	13,504,110
MassMutual Strategic Bond Fund, Class I (a)	1,016,773	10,432,088
MassMutual Total Return Bond Fund, Class I (a)	2,087,025	20,911,986
Vanguard Long-Term Treasury Index Fund, Admiral Shares	12,690	381,576
Vanguard Total Bond Market Index Fund, Institutional Shares	469,661	5,255,507
		80,642,685

TOTAL MUTUAL FUNDS (Cost $207,165,547)		218,590,269

TOTAL LONG-TERM INVESTMENTS (Cost $207,165,547)		218,590,269

TOTAL INVESTMENTS — 100.1% (Cost $207,165,547) (b)		218,590,269

Other Assets/(Liabilities) — (0.1)%		(130,540)

NET ASSETS — 100.0%		$218,459,729

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual 80/20 Allocation Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 77.7%
DFA Commodity Strategy Portfolio	194,283	$918,958
Invesco Real Estate Fund, Class R6	55,309	1,330,187
MassMutual Blue Chip Growth Fund, Class I (a)	357,655	10,339,795
MassMutual Diversified Value Fund, Class I (a)	482,338	6,149,814
MassMutual Equity Opportunities Fund, Class I (a)	502,627	9,931,917
MassMutual Fundamental Value Fund, Class I (a)	780,060	7,816,202
MassMutual Growth Opportunities Fund, Class I (a)	361,531	3,018,785
MassMutual International Equity Fund, Class I (a)	223,898	2,050,902
MassMutual Mid Cap Growth Fund, Class I (a)	163,558	4,306,474
MassMutual Mid Cap Value Fund, Class I (a)	348,411	4,355,143
MassMutual Overseas Fund, Class I (a)	769,343	7,416,469
MassMutual Small Cap Growth Equity Fund, Class I (a)	80,298	1,356,237
MassMutual Small Cap Value Equity Fund, Class I (a)	307,087	3,347,245
MassMutual Strategic Emerging Markets Fund, Class I (a)	255,864	3,134,332
MM Equity Asset Fund, Class I (a)	3,845,594	35,148,732
Vanguard Developed Markets Index Fund, Institutional Shares	486,755	8,011,981
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	45,799	1,877,759
Vanguard Mid-Cap Index Fund, Admiral Shares	17,282	5,451,802
Vanguard Small-Cap Index Fund, Admiral Shares	25,175	2,728,220
		118,690,954
Fixed Income Funds — 22.4%
Invesco International Bond Fund, Class R6	539,650	2,752,216
MassMutual Core Bond Fund, Class I (a)	468,373	5,100,587
MassMutual Global Floating Rate Fund, Class Y (a)	313,215	2,937,961
MassMutual High Yield Fund, Class I (a)	373,581	3,317,396
MassMutual Inflation-Protected and Income Fund, Class I (a)	53,414	582,750
MassMutual Short-Duration Bond Fund, Class I (a)	636,336	6,255,187
MassMutual Strategic Bond Fund, Class I (a)	360,314	3,696,822
MassMutual Total Return Bond Fund, Class I (a)	827,830	8,294,858
Vanguard Long-Term Treasury Index Fund, Admiral Shares	6,073	182,626
Vanguard Total Bond Market Index Fund, Admiral Shares	97,385	1,089,743
		34,210,146

TOTAL MUTUAL FUNDS (Cost $142,669,191)		152,901,100

TOTAL LONG-TERM INVESTMENTS (Cost $142,669,191)		152,901,100

TOTAL INVESTMENTS — 100.1% (Cost $142,669,191) (b)		152,901,100

Other Assets/(Liabilities) — (0.1)%		(82,745)

NET ASSETS — 100.0%		$152,818,355

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan In Retirement Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 36.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	151,530	$3,116,962
JPMorgan Realty Income Fund, Class R6	68,151	1,168,105
MassMutual Blue Chip Growth Fund, Class I (a)	59,926	1,732,464
MassMutual Diversified Value Fund, Class I (a)	159,079	2,028,259
MassMutual Equity Opportunities Fund, Class I (a)	153,521	3,033,567
MassMutual Fundamental Value Fund, Class I (a)	182,485	1,828,496
MassMutual Growth Opportunities Fund, Class I (a)	59,169	494,058
MassMutual International Equity Fund, Class I (a)	206,582	1,892,293
MassMutual Mid Cap Growth Fund, Class I (a)	28,356	746,609
MassMutual Mid Cap Value Fund, Class I (a)	62,869	785,859
MassMutual Overseas Fund, Class I (a)	510,866	4,924,753
MassMutual Small Cap Growth Equity Fund, Class I (a)	34,027	574,723
MassMutual Small Cap Value Equity Fund, Class I (a)	74,160	808,343
MassMutual Strategic Emerging Markets Fund, Class I (a)	175,305	2,147,489
MM Equity Asset Fund, Class I (a)	1,006,290	9,197,487
Vanguard Developed Markets Index Fund, Admiral Shares	157,120	2,583,054
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	30,807	1,263,072
Vanguard Mid-Cap Index Fund, Admiral Shares	2,136	673,764
Vanguard Real Estate Index Fund, Admiral Shares	7,334	1,204,674
Vanguard Small-Cap Index Fund, Admiral Shares	5,588	605,551
		40,809,582
Fixed Income Funds — 63.8%
JPMorgan Emerging Markets Debt Fund, Class R6	272,165	2,095,668
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	274,065	2,104,818
JPMorgan U.S. Government Money Market Fund, Class IM	5,634,499	5,634,499
MassMutual Core Bond Fund, Class I (a)	1,925,346	20,967,021
MassMutual Global Floating Rate Fund, Class Y (a)	155,359	1,457,269
MassMutual High Yield Fund, Class I (a)	1,282,020	11,384,341
MassMutual Inflation-Protected and Income Fund, Class I (a)	774,908	8,454,242
MassMutual Strategic Bond Fund, Class I (a)	687,829	7,057,123
MassMutual Total Return Bond Fund, Class I (a)	705,156	7,065,664
Vanguard Total Bond Market Index Fund, Institutional Shares	487,293	5,452,811
		71,673,456

TOTAL MUTUAL FUNDS (Cost $110,298,352)		112,483,038

TOTAL LONG-TERM INVESTMENTS (Cost $110,298,352)		112,483,038

MassMutual RetireSMARTsm by JPMorgan In Retirement Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.1% (Cost $110,298,352) (b)		$112,483,038

Other Assets/(Liabilities) — (0.1)%		(131,678)

NET ASSETS — 100.0%		$112,351,360

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2020 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 36.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	329,139	$6,770,383
JPMorgan Realty Income Fund, Class R6	147,686	2,531,341
MassMutual Blue Chip Growth Fund, Class I (a)	130,282	3,766,442
MassMutual Diversified Value Fund, Class I (a)	344,631	4,394,049
MassMutual Equity Opportunities Fund, Class I (a)	334,179	6,603,380
MassMutual Fundamental Value Fund, Class I (a)	396,637	3,974,304
MassMutual Growth Opportunities Fund, Class I (a)	128,177	1,070,274
MassMutual International Equity Fund, Class I (a)	447,260	4,096,897
MassMutual Mid Cap Growth Fund, Class I (a)	61,423	1,617,274
MassMutual Mid Cap Value Fund, Class I (a)	136,197	1,702,466
MassMutual Overseas Fund, Class I (a)	1,109,686	10,697,377
MassMutual Small Cap Growth Equity Fund, Class I (a)	73,714	1,245,037
MassMutual Small Cap Value Equity Fund, Class I (a)	160,659	1,751,185
MassMutual Strategic Emerging Markets Fund, Class I (a)	379,346	4,646,989
MM Equity Asset Fund, Class I (a)	2,187,270	19,991,651
Vanguard Developed Markets Index Fund, Institutional Shares	342,546	5,638,309
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	67,271	2,758,123
Vanguard Mid-Cap Index Fund, Admiral Shares	4,663	1,471,121
Vanguard Real Estate Index Fund, Admiral Shares	16,021	2,631,824
Vanguard Small-Cap Index Fund, Admiral Shares	12,200	1,322,151
		88,680,577
Fixed Income Funds — 63.8%
JPMorgan Emerging Markets Debt Fund, Class R6	589,399	4,538,373
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	592,704	4,551,963
JPMorgan U.S. Government Money Market Fund, Class IM	12,201,154	12,201,154
MassMutual Core Bond Fund, Class I (a)	4,184,142	45,565,311
MassMutual Global Floating Rate Fund, Class Y (a)	339,373	3,183,317
MassMutual High Yield Fund, Class I (a)	2,789,756	24,773,032
MassMutual Inflation-Protected and Income Fund, Class I (a)	1,678,129	18,308,386
MassMutual Strategic Bond Fund, Class I (a)	1,494,786	15,336,507
MassMutual Total Return Bond Fund, Class I (a)	1,532,411	15,354,762
Vanguard Total Bond Market Index Fund, Institutional Shares	1,064,526	11,912,051
		155,724,856

TOTAL MUTUAL FUNDS (Cost $238,440,706)		244,405,433

TOTAL LONG-TERM INVESTMENTS (Cost $238,440,706)		244,405,433

MassMutual RetireSMARTsm by JPMorgan 2020 Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.1% (Cost $238,440,706) (b)		$244,405,433

Other Assets/(Liabilities) — (0.1)%		(197,207)

NET ASSETS — 100.0%		$244,208,226

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2025 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 52.3%
JPMorgan International Research Enhanced Equity Fund, Class R6	380,998	$7,837,132
JPMorgan Realty Income Fund, Class R6	179,360	3,074,225
MassMutual Blue Chip Growth Fund, Class I (a)	151,944	4,392,700
MassMutual Diversified Value Fund, Class I (a)	404,138	5,152,757
MassMutual Equity Opportunities Fund, Class I (a)	390,529	7,716,850
MassMutual Fundamental Value Fund, Class I (a)	462,977	4,639,029
MassMutual Growth Opportunities Fund, Class I (a)	149,384	1,247,355
MassMutual International Equity Fund, Class I (a)	519,907	4,762,347
MassMutual Mid Cap Growth Fund, Class I (a)	74,457	1,960,458
MassMutual Mid Cap Value Fund, Class I (a)	164,693	2,058,657
MassMutual Overseas Fund, Class I (a)	1,291,169	12,446,870
MassMutual Small Cap Growth Equity Fund, Class I (a)	81,334	1,373,725
MassMutual Small Cap Value Equity Fund, Class I (a)	176,706	1,926,096
MassMutual Strategic Emerging Markets Fund, Class I (a)	462,693	5,667,992
MM Equity Asset Fund, Class I (a)	2,556,478	23,366,213
Vanguard Developed Markets Index Fund, Institutional Shares	399,227	6,571,275
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	82,069	3,364,811
Vanguard Mid-Cap Index Fund, Admiral Shares	5,657	1,784,509
Vanguard Real Estate Index Fund, Admiral Shares	19,472	3,198,712
Vanguard Small-Cap Index Fund, Admiral Shares	13,504	1,463,441
		104,005,154
Fixed Income Funds — 47.8%
JPMorgan Emerging Markets Debt Fund, Class R6	409,735	3,154,960
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	413,213	3,173,475
MassMutual Core Bond Fund, Class I (a)	3,119,913	33,975,857
MassMutual Global Floating Rate Fund, Class Y (a)	222,094	2,083,242
MassMutual High Yield Fund, Class I (a)	1,681,751	14,933,945
MassMutual Inflation-Protected and Income Fund, Class I (a)	548,095	5,979,717
MassMutual Strategic Bond Fund, Class I (a)	1,115,209	11,442,045
MassMutual Total Return Bond Fund, Class I (a)	1,143,308	11,455,949
Vanguard Total Bond Market Index Fund, Institutional Shares	794,216	8,887,281
		95,086,471

TOTAL MUTUAL FUNDS (Cost $192,027,401)		199,091,625

TOTAL LONG-TERM INVESTMENTS (Cost $192,027,401)		199,091,625

MassMutual RetireSMARTsm by JPMorgan 2025 Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.1% (Cost $192,027,401) (b)		$199,091,625

Other Assets/(Liabilities) — (0.1)%		(135,370)

NET ASSETS — 100.0%		$198,956,255

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2030 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 64.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	842,947	$17,339,416
JPMorgan Realty Income Fund, Class R6	492,927	8,448,763
MassMutual Blue Chip Growth Fund, Class I (a)	413,614	11,957,583
MassMutual Diversified Value Fund, Class I (a)	1,093,482	13,941,897
MassMutual Equity Opportunities Fund, Class I (a)	1,053,235	20,811,921
MassMutual Fundamental Value Fund, Class I (a)	1,259,198	12,617,166
MassMutual Growth Opportunities Fund, Class I (a)	404,655	3,378,871
MassMutual International Equity Fund, Class I (a)	1,411,194	12,926,536
MassMutual Mid Cap Growth Fund, Class I (a)	203,981	5,370,831
MassMutual Mid Cap Value Fund, Class I (a)	452,099	5,651,237
MassMutual Overseas Fund, Class I (a)	3,941,956	38,000,452
MassMutual Small Cap Growth Equity Fund, Class I (a)	213,575	3,607,278
MassMutual Small Cap Value Equity Fund, Class I (a)	465,592	5,074,949
MassMutual Strategic Emerging Markets Fund, Class I (a)	1,285,893	15,752,189
MM Equity Asset Fund, Class I (a)	6,942,022	63,450,077
Vanguard Developed Markets Index Fund, Institutional Shares	1,035,331	17,041,542
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	285,381	8,898,183
Vanguard Mid-Cap Index Fund, Admiral Shares	14,927	4,708,799
Vanguard Real Estate Index Fund, Institutional Shares	332,959	8,467,142
Vanguard Small-Cap Index Fund, Admiral Shares	34,069	3,692,027
		281,136,859
Fixed Income Funds — 35.3%
JPMorgan Emerging Markets Debt Fund, Class R6	785,560	6,048,810
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	789,962	6,066,908
MassMutual Core Bond Fund, Class I (a)	5,402,278	58,830,811
MassMutual High Yield Fund, Class I (a)	3,100,163	27,529,448
MassMutual Strategic Bond Fund, Class I (a)	1,932,325	19,825,651
MassMutual Total Return Bond Fund, Class I (a)	1,980,884	19,848,461
Vanguard Total Bond Market Index Fund, Institutional Shares	1,317,772	14,745,869
		152,895,958

TOTAL MUTUAL FUNDS (Cost $409,291,608)		434,032,817

TOTAL LONG-TERM INVESTMENTS (Cost $409,291,608)		434,032,817

TOTAL INVESTMENTS — 100.1% (Cost $409,291,608) (b)		434,032,817

Other Assets/(Liabilities) — (0.1)%		(299,913)

NET ASSETS — 100.0%		$433,732,904

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2035 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 76.9%
JPMorgan International Research Enhanced Equity Fund, Class R6	365,876	$7,526,067
JPMorgan Realty Income Fund, Class R6	256,584	4,397,858
MassMutual Blue Chip Growth Fund, Class I (a)	320,746	9,272,757
MassMutual Diversified Value Fund, Class I (a)	511,418	6,520,573
MassMutual Equity Opportunities Fund, Class I (a)	338,673	6,692,172
MassMutual Fundamental Value Fund, Class I (a)	651,824	6,531,279
MassMutual Growth Opportunities Fund, Class I (a)	347,509	2,901,701
MassMutual International Equity Fund, Class I (a)	962,455	8,816,087
MassMutual Mid Cap Growth Fund, Class I (a)	106,282	2,798,402
MassMutual Mid Cap Value Fund, Class I (a)	235,750	2,946,870
MassMutual Overseas Fund, Class I (a)	2,386,726	23,008,043
MassMutual Small Cap Growth Equity Fund, Class I (a)	107,955	1,823,362
MassMutual Small Cap Value Equity Fund, Class I (a)	235,696	2,569,091
MassMutual Strategic Emerging Markets Fund, Class I (a)	355,698	4,357,305
MM Equity Asset Fund, Class I (a)	3,593,981	32,848,987
Vanguard Developed Markets Index Fund, Admiral Shares	278,838	4,584,089
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	288,898	9,007,848
Vanguard Mid-Cap Index Fund, Admiral Shares	8,132	2,565,308
Vanguard Real Estate Index Fund, Admiral Shares	27,953	4,591,803
Vanguard Small-Cap Index Fund, Admiral Shares	18,036	1,954,607
		145,714,209
Fixed Income Funds — 23.2%
JPMorgan Emerging Markets Debt Fund, Class R6	245,502	1,890,369
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	246,882	1,896,054
MassMutual Core Bond Fund, Class I (a)	573,749	6,248,123
MassMutual High Yield Fund, Class I (a)	1,006,830	8,940,654
MassMutual Strategic Bond Fund, Class I (a)	1,141,992	11,716,837
MassMutual Total Return Bond Fund, Class I (a)	1,171,105	11,734,470
Vanguard Total Bond Market Index Fund, Admiral Shares	145,120	1,623,889
		44,050,396

TOTAL MUTUAL FUNDS (Cost $177,820,803)		189,764,605

TOTAL LONG-TERM INVESTMENTS (Cost $177,820,803)		189,764,605

TOTAL INVESTMENTS — 100.1% (Cost $177,820,803) (b)		189,764,605

Other Assets/(Liabilities) — (0.1)%		(135,718)

NET ASSETS — 100.0%		$189,628,887

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2040 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 85.9%
JPMorgan International Research Enhanced Equity Fund, Class R6	609,297	$12,533,247
JPMorgan Realty Income Fund, Class R6	482,676	8,273,074
MassMutual Blue Chip Growth Fund, Class I (a)	593,309	17,152,562
MassMutual Diversified Value Fund, Class I (a)	940,835	11,995,649
MassMutual Equity Opportunities Fund, Class I (a)	622,785	12,306,226
MassMutual Fundamental Value Fund, Class I (a)	1,204,199	12,066,079
MassMutual Growth Opportunities Fund, Class I (a)	641,179	5,353,844
MassMutual International Equity Fund, Class I (a)	1,780,717	16,311,365
MassMutual Mid Cap Growth Fund, Class I (a)	198,790	5,234,132
MassMutual Mid Cap Value Fund, Class I (a)	440,648	5,508,099
MassMutual Overseas Fund, Class I (a)	4,582,779	44,177,993
MassMutual Small Cap Growth Equity Fund, Class I (a)	198,778	3,357,363
MassMutual Small Cap Value Equity Fund, Class I (a)	433,928	4,729,815
MassMutual Strategic Emerging Markets Fund, Class I (a)	664,010	8,134,117
MM Equity Asset Fund, Class I (a)	6,643,905	60,725,292
Vanguard Developed Markets Index Fund, Institutional Shares	507,240	8,349,177
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	529,877	16,521,571
Vanguard Mid-Cap Index Fund, Admiral Shares	14,985	4,727,174
Vanguard Real Estate Index Fund, Admiral Shares	51,947	8,533,415
Vanguard Small-Cap Index Fund, Admiral Shares	32,741	3,548,170
		269,538,364
Fixed Income Funds — 14.2%
JPMorgan Emerging Markets Debt Fund, Class R6	303,710	2,338,569
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	306,083	2,350,715
MassMutual Core Bond Fund, Class I (a)	491,965	5,357,494
MassMutual High Yield Fund, Class I (a)	1,448,725	12,864,681
MassMutual Strategic Bond Fund, Class I (a)	979,594	10,050,632
MassMutual Total Return Bond Fund, Class I (a)	1,004,172	10,061,807
Vanguard Total Bond Market Index Fund, Admiral Shares	122,716	1,373,193
		44,397,091

TOTAL MUTUAL FUNDS (Cost $291,026,154)		313,935,455

TOTAL LONG-TERM INVESTMENTS (Cost $291,026,154)		313,935,455

TOTAL INVESTMENTS — 100.1% (Cost $291,026,154) (b)		313,935,455

Other Assets/(Liabilities) — (0.1)%		(195,715)

NET ASSETS — 100.0%		$313,739,740

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2045 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 95.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	260,450	$5,357,465
JPMorgan Realty Income Fund, Class R6	227,169	3,893,682
MassMutual Blue Chip Growth Fund, Class I (a)	281,253	8,131,024
MassMutual Diversified Value Fund, Class I (a)	445,955	5,685,922
MassMutual Equity Opportunities Fund, Class I (a)	295,298	5,835,081
MassMutual Fundamental Value Fund, Class I (a)	571,373	5,725,155
MassMutual Growth Opportunities Fund, Class I (a)	302,105	2,522,580
MassMutual International Equity Fund, Class I (a)	837,160	7,668,385
MassMutual Mid Cap Growth Fund, Class I (a)	94,091	2,477,427
MassMutual Mid Cap Value Fund, Class I (a)	208,736	2,609,198
MassMutual Overseas Fund, Class I (a)	2,218,705	21,388,321
MassMutual Small Cap Growth Equity Fund, Class I (a)	93,085	1,572,209
MassMutual Small Cap Value Equity Fund, Class I (a)	202,713	2,209,575
MassMutual Strategic Emerging Markets Fund, Class I (a)	313,299	3,837,911
MM Equity Asset Fund, Class I (a)	3,152,976	28,818,196
Vanguard Developed Markets Index Fund, Admiral Shares	245,331	4,033,235
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	257,314	8,023,047
Vanguard Mid-Cap Index Fund, Admiral Shares	7,266	2,292,261
Vanguard Real Estate Index Fund, Admiral Shares	24,998	4,106,467
Vanguard Small-Cap Index Fund, Admiral Shares	15,678	1,698,985
		127,886,126
Fixed Income Funds — 5.1%
JPMorgan Emerging Markets Debt Fund, Class R6	83,096	639,838
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	84,006	645,164
MassMutual Core Bond Fund, Class I (a)	21,418	233,246
MassMutual High Yield Fund, Class I (a)	491,119	4,361,139
MassMutual Strategic Bond Fund, Class I (a)	42,683	437,923
MassMutual Total Return Bond Fund, Class I (a)	43,755	438,422
Vanguard Total Bond Market Index Fund, Admiral Shares	5,397	60,394
		6,816,126

TOTAL MUTUAL FUNDS (Cost $123,876,834)		134,702,252

TOTAL LONG-TERM INVESTMENTS (Cost $123,876,834)		134,702,252

TOTAL INVESTMENTS — 100.1% (Cost $123,876,834) (b)		134,702,252

Other Assets/(Liabilities) — (0.1)%		(105,545)

NET ASSETS — 100.0%		$134,596,707

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2050 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 95.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	408,388	$8,400,540
JPMorgan Realty Income Fund, Class R6	355,917	6,100,424
MassMutual Blue Chip Growth Fund, Class I (a)	439,441	12,704,229
MassMutual Diversified Value Fund, Class I (a)	696,401	8,879,111
MassMutual Equity Opportunities Fund, Class I (a)	461,793	9,125,028
MassMutual Fundamental Value Fund, Class I (a)	892,059	8,938,431
MassMutual Growth Opportunities Fund, Class I (a)	474,953	3,965,858
MassMutual International Equity Fund, Class I (a)	1,318,672	12,079,036
MassMutual Mid Cap Growth Fund, Class I (a)	147,978	3,896,266
MassMutual Mid Cap Value Fund, Class I (a)	327,314	4,091,421
MassMutual Overseas Fund, Class I (a)	3,479,978	33,546,990
MassMutual Small Cap Growth Equity Fund, Class I (a)	146,516	2,474,655
MassMutual Small Cap Value Equity Fund, Class I (a)	318,682	3,473,633
MassMutual Strategic Emerging Markets Fund, Class I (a)	495,383	6,068,447
MM Equity Asset Fund, Class I (a)	4,920,803	44,976,137
Vanguard Developed Markets Index Fund, Admiral Shares	374,070	6,149,708
Vanguard Emerging Markets Stock Index Fund, Institutional Shares	392,373	12,234,180
Vanguard Mid-Cap Index Fund, Admiral Shares	11,080	3,495,337
Vanguard Real Estate Index Fund, Admiral Shares	38,113	6,260,785
Vanguard Small-Cap Index Fund, Admiral Shares	23,907	2,590,757
		199,450,973
Fixed Income Funds — 5.1%
JPMorgan Emerging Markets Debt Fund, Class R6	130,250	1,002,924
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	131,269	1,008,149
MassMutual Core Bond Fund, Class I (a)	33,138	360,868
MassMutual High Yield Fund, Class I (a)	766,075	6,802,743
MassMutual Strategic Bond Fund, Class I (a)	66,037	677,544
MassMutual Total Return Bond Fund, Class I (a)	67,695	678,303
Vanguard Total Bond Market Index Fund, Admiral Shares	8,229	92,079
		10,622,610

TOTAL MUTUAL FUNDS (Cost $193,944,315)		210,073,583

TOTAL LONG-TERM INVESTMENTS (Cost $193,944,315)		210,073,583

TOTAL INVESTMENTS — 100.1% (Cost $193,944,315) (b)		210,073,583

Other Assets/(Liabilities) — (0.1)%		(111,705)

NET ASSETS — 100.0%		$209,961,878

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2055 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 95.0%
JPMorgan International Research Enhanced Equity Fund, Class R6	127,689	$2,626,568
JPMorgan Realty Income Fund, Class R6	111,600	1,912,830
MassMutual Blue Chip Growth Fund, Class I (a)	138,556	4,005,668
MassMutual Diversified Value Fund, Class I (a)	218,501	2,785,891
MassMutual Equity Opportunities Fund, Class I (a)	144,735	2,859,972
MassMutual Fundamental Value Fund, Class I (a)	281,505	2,820,675
MassMutual Growth Opportunities Fund, Class I (a)	148,069	1,236,380
MassMutual International Equity Fund, Class I (a)	408,818	3,744,774
MassMutual Mid Cap Growth Fund, Class I (a)	46,417	1,222,149
MassMutual Mid-Cap Value Fund, Class I (a)	102,652	1,283,154
MassMutual Overseas Fund, Class I (a)	1,087,689	10,485,325
MassMutual Small Cap Growth Equity Fund, Class I (a)	45,898	775,217
MassMutual Small Cap Value Equity Fund, Class I (a)	99,978	1,089,758
MassMutual Strategic Emerging Markets Fund, Class I (a)	153,847	1,884,627
MM Equity Asset Fund, Class I (a)	1,554,842	14,211,252
Vanguard Developed Markets Index Fund, Admiral Shares	124,036	2,039,149
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	98,910	4,055,320
Vanguard Mid-Cap Index Fund, Admiral Shares	3,674	1,158,945
Vanguard Real Estate Index Fund, Admiral Shares	12,639	2,076,149
Vanguard Small-Cap Index Fund, Admiral Shares	7,926	858,994
		63,132,797
Fixed Income Funds — 5.1%
JPMorgan Emerging Markets Debt Fund, Class R6	41,415	318,896
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	41,637	319,771
MassMutual Core Bond Fund, Class I (a)	10,690	116,415
MassMutual High Yield Fund, Class I (a)	241,758	2,146,810
MassMutual Strategic Bond Fund, Class I (a)	21,301	218,548
MassMutual Total Return Bond Fund, Class I (a)	21,839	218,824
Vanguard Total Bond Market Index Fund, Admiral Shares	2,729	30,534
		3,369,798

TOTAL MUTUAL FUNDS (Cost $61,681,613)		66,502,595

TOTAL LONG-TERM INVESTMENTS (Cost $61,681,613)		66,502,595

TOTAL INVESTMENTS — 100.1% (Cost $61,681,613) (b)		66,502,595

Other Assets/(Liabilities) — (0.1)%		(44,089)

NET ASSETS — 100.0%		$66,458,506

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual RetireSMARTsm by JPMorgan 2060 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%

Equity Funds — 94.8%
JPMorgan International Research Enhanced Equity Fund, Class R6	42,606	$876,405
JPMorgan Realty Income Fund, Class R6	37,440	641,723
MassMutual Blue Chip Growth Fund, Class I (a)	46,359	1,340,244
MassMutual Diversified Value Fund, Class I (a)	73,048	931,367
MassMutual Equity Opportunities Fund, Class I (a)	48,447	957,318
MassMutual Fundamental Value Fund, Class I (a)	94,405	945,936
MassMutual Growth Opportunities Fund, Class I (a)	49,363	412,177
MassMutual International Equity Fund, Class I (a)	136,230	1,247,871
MassMutual Mid Cap Growth Fund, Class I (a)	15,451	406,817
MassMutual Mid Cap Value Fund, Class I (a)	34,358	429,471
MassMutual Overseas Fund, Class I (a)	362,440	3,493,919
MassMutual Small Cap Growth Equity Fund, Class I (a)	15,280	258,077
MassMutual Small Cap Value Equity Fund, Class I (a)	33,317	363,159
MassMutual Strategic Emerging Markets Fund, Class I (a)	50,665	620,646
MM Equity Asset Fund, Class I (a)	520,892	4,760,952
Vanguard Developed Markets Index Fund, Admiral Shares	42,264	694,815
Vanguard Emerging Markets Stock Index Fund, Admiral Shares	33,703	1,381,806
Vanguard Mid-Cap Index Fund, Admiral Shares	1,252	394,859
Vanguard Real Estate Index Fund, Admiral Shares	4,307	707,535
Vanguard Small-Cap Index Fund, Admiral Shares	2,700	292,650
		21,157,747
Fixed Income Funds — 5.1%
JPMorgan Emerging Markets Debt Fund, Class R6	13,880	106,878
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	13,956	107,180
MassMutual Core Bond Fund, Class I (a)	3,572	38,902
MassMutual High Yield Fund, Class I (a)	80,938	718,730
MassMutual Strategic Bond Fund, Class I (a)	7,120	73,047
MassMutual Total Return Bond Fund, Class I (a)	7,299	73,135
Vanguard Total Bond Market Index Fund, Admiral Shares	930	10,406
		1,128,278

TOTAL MUTUAL FUNDS (Cost $20,992,758)		22,286,025

TOTAL LONG-TERM INVESTMENTS (Cost $20,992,758)		22,286,025

TOTAL INVESTMENTS — 99.9% (Cost $20,992,758) (b)		22,286,025

Other Assets/(Liabilities) — 0.1%		29,534

NET ASSETS — 100.0%		$22,315,559

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MM Equity Asset Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 2.0%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	2,064	$627,993
Celanese Corp.	3,600	605,016
DuPont de Nemours, Inc.	15,897	1,284,160
Eastman Chemical Co.	16,651	2,013,272
Linde PLC	3,890	1,347,613
PPG Industries, Inc.	12,730	2,195,161
		8,073,215
Mining — 0.1%
Ferroglobe Representation & Warranty Insurance Trust (a) (b) (c)	3,141	—
Freeport-McMoRan, Inc.	12,761	532,516
		8,605,731
Communications — 14.5%
Internet — 12.2%
Alphabet, Inc. Class A (c)	4,023	11,654,792
Alphabet, Inc. Class C (c)	3,060	8,854,385
Amazon.com, Inc. (c)	5,037	16,795,071
Booking Holdings, Inc. (c)	705	1,691,457
Lyft, Inc. Class A (c)	11,090	473,876
Meta Platforms, Inc. Class A (c)	25,166	8,464,584
Netflix, Inc. (c)	5,276	3,178,473
Shopify, Inc. Class A (c)	411	566,107
		51,678,745
Media — 1.3%
Charter Communications, Inc. Class A (c)	2,304	1,502,139
Comcast Corp. Class A	60,751	3,057,598
Fox Corp. Class A	2,411	88,966
The Walt Disney Co. (c)	5,117	792,572
		5,441,275
Telecommunications — 1.0%
Motorola Solutions, Inc.	1,480	402,116
T-Mobile US, Inc. (c)	20,572	2,385,941
Verizon Communications, Inc.	24,722	1,284,555
		4,072,612
		61,192,632

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.8%
Airlines — 0.2%
Southwest Airlines Co. (c)	20,627	$883,661
Apparel — 0.8%
NIKE, Inc. Class B	19,553	3,258,899
Auto Manufacturers — 2.4%
General Motors Co. (c)	16,683	978,124
Rivian Automotive, Inc. Class A (c)	3,180	329,734
Tesla, Inc. (c)	8,288	8,758,593
		10,066,451
Auto Parts & Equipment — 0.3%
Aptiv PLC (c)	2,595	428,045
Magna International, Inc. (d)	9,299	752,661
		1,180,706
Home Builders — 0.7%
D.R. Horton, Inc.	1,437	155,843
Lennar Corp. Class A	16,939	1,967,634
Toll Brothers, Inc.	8,270	598,665
		2,722,142
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd. (c)	2,251	173,102
Lodging — 0.3%
Hilton Worldwide Holdings, Inc. (c)	7,818	1,219,530
Retail — 5.1%
AutoZone, Inc. (c)	380	796,628
Best Buy Co., Inc.	15,360	1,560,576
Dollar General Corp.	1,559	367,659
Dollar Tree, Inc. (c)	3,488	490,134
The Home Depot, Inc.	7,481	3,104,690
Lowe's Cos., Inc.	18,105	4,679,781
McDonald's Corp.	15,348	4,114,338
O'Reilly Automotive, Inc. (c)	4,197	2,964,047
Target Corp.	8,289	1,918,406
The TJX Cos., Inc.	21,958	1,667,051
		21,663,310
		41,167,801
Consumer, Non-cyclical — 19.6%
Agriculture — 0.9%
Altria Group, Inc.	37,759	1,789,399
Philip Morris International, Inc.	22,562	2,143,390
		3,932,789
Beverages — 1.3%
The Coca-Cola Co.	63,430	3,755,690

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Constellation Brands, Inc. Class A	6,015	$1,509,585
		5,265,275
Biotechnology — 1.3%
Biogen, Inc. (c)	3,291	789,577
BioMarin Pharmaceutical, Inc. (c)	2,457	217,076
Illumina, Inc. (c)	1,500	570,660
Moderna, Inc. (c)	1,566	397,733
Regeneron Pharmaceuticals, Inc. (c)	2,851	1,800,463
Vertex Pharmaceuticals, Inc. (c)	7,501	1,647,219
		5,422,728
Commercial Services — 1.5%
Booz Allen Hamilton Holding Corp.	5,694	482,794
Cintas Corp.	1,081	479,067
FleetCor Technologies, Inc. (c)	4,771	1,067,940
PayPal Holdings, Inc. (c)	4,427	834,844
S&P Global, Inc.	7,730	3,648,019
		6,512,664
Cosmetics & Personal Care — 1.6%
The Estee Lauder Cos., Inc. Class A	4,059	1,502,642
The Procter & Gamble Co.	31,607	5,170,273
		6,672,915
Food — 0.5%
Mondelez International, Inc. Class A	32,018	2,123,114
Health Care – Products — 4.0%
Abbott Laboratories	20,635	2,904,170
ABIOMED, Inc. (c)	460	165,218
Baxter International, Inc.	6,270	538,217
Boston Scientific Corp. (c)	36,172	1,536,587
Danaher Corp.	4,037	1,328,213
Intuitive Surgical, Inc. (c)	2,074	745,188
Medtronic PLC	25,947	2,684,217
PerkinElmer, Inc.	1,606	322,902
Thermo Fisher Scientific, Inc.	7,450	4,970,938
Zimmer Biomet Holdings, Inc.	12,646	1,606,548
		16,802,198
Health Care – Services — 2.8%
Anthem, Inc.	6,380	2,957,385
Centene Corp. (c)	22,419	1,847,326
Humana, Inc.	1,856	860,924
Town Health International Medical Group Ltd. (c)	62,000	3,501
UnitedHealth Group, Inc.	12,131	6,091,460
		11,760,596
Household Products & Wares — 0.5%
Avery Dennison Corp.	3,472	751,931
Kimberly-Clark Corp.	9,253	1,322,439
		2,074,370

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pharmaceuticals — 5.2%
AbbVie, Inc.	36,214	$4,903,376
Becton Dickinson and Co.	4,468	1,123,613
Bristol-Myers Squibb Co.	55,269	3,446,022
DexCom, Inc. (c)	966	518,694
Eli Lilly & Co.	14,722	4,066,511
Johnson & Johnson	24,501	4,191,386
McKesson Corp.	2,067	513,794
Merck & Co., Inc.	20,984	1,608,214
Neurocrine Biosciences, Inc. (c)	2,520	214,628
Pfizer, Inc.	23,469	1,385,844
		21,972,082
		82,538,731
Energy — 2.7%
Oil & Gas — 2.5%
Chevron Corp.	21,529	2,526,428
ConocoPhillips	42,875	3,094,718
Coterra Energy, Inc.	4,897	93,043
Diamondback Energy, Inc.	16,052	1,731,208
EOG Resources, Inc.	11,391	1,011,863
Phillips 66	2,255	163,397
Pioneer Natural Resources Co.	10,631	1,933,566
Untrade Brightoil (c)	52,000	10,003
		10,564,226
Pipelines — 0.2%
Cheniere Energy, Inc.	4,933	500,305
The Williams Cos., Inc.	12,322	320,865
		821,170
		11,385,396
Financial — 14.9%
Banks — 5.4%
Bank of America Corp.	49,469	2,200,876
Citigroup, Inc.	39,365	2,377,252
Fifth Third Bancorp	23,004	1,001,824
The Goldman Sachs Group, Inc.	5,771	2,207,696
Morgan Stanley	20,011	1,964,280
Regions Financial Corp.	55,692	1,214,086
State Street Corp.	26,241	2,440,413
SVB Financial Group (c)	1,036	702,657
Truist Financial Corp.	25,900	1,516,445
US Bancorp	46,080	2,588,313
Wells Fargo & Co.	93,932	4,506,857
		22,720,699
Diversified Financial Services — 3.6%
Capital One Financial Corp.	8,780	1,273,890
Intercontinental Exchange, Inc.	9,684	1,324,481
Mastercard, Inc. Class A	16,638	5,978,366
T. Rowe Price Group, Inc.	10,990	2,161,073

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	21,594	$4,679,636
		15,417,446
Insurance — 3.3%
Berkshire Hathaway, Inc. Class B (c)	18,874	5,643,326
Chubb Ltd.	10,313	1,993,606
The Hartford Financial Services Group, Inc.	24,828	1,714,125
The Progressive Corp.	27,634	2,836,630
Prudential Financial, Inc.	7,898	854,880
The Travelers Cos., Inc.	2,568	401,712
Voya Financial, Inc. (d)	5,153	341,696
		13,785,975
Real Estate Investment Trusts (REITS) — 2.6%
Camden Property Trust	7,313	1,306,687
Equinix, Inc.	1,583	1,338,965
Equity LifeStyle Properties, Inc.	9,764	855,912
Host Hotels & Resorts, Inc. (c)	20,145	350,321
Kimco Realty Corp.	27,261	671,984
Prologis, Inc.	19,021	3,202,375
SBA Communications Corp.	2,094	814,608
Sun Communities, Inc.	5,245	1,101,293
UDR, Inc.	3,025	181,470
Ventas, Inc.	20,923	1,069,584
		10,893,199
		62,817,319
Industrial — 7.5%
Aerospace & Defense — 0.8%
Northrop Grumman Corp.	3,679	1,424,031
Raytheon Technologies Corp.	23,037	1,982,564
		3,406,595
Building Materials — 0.5%
Johnson Controls International PLC	16,114	1,310,230
Masco Corp.	13,269	931,749
		2,241,979
Electronics — 0.4%
Honeywell International, Inc.	7,130	1,486,676
Hand & Machine Tools — 0.6%
Stanley Black & Decker, Inc.	12,349	2,329,268
Machinery – Diversified — 1.5%
Deere & Co.	10,081	3,456,674
Ingersoll Rand, Inc.	11,585	716,764
Otis Worldwide Corp.	26,091	2,271,743
		6,445,181
Miscellaneous - Manufacturing — 1.6%
Eaton Corp. PLC	14,826	2,562,229
Parker-Hannifin Corp.	4,828	1,535,884

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Trane Technologies PLC	14,032	$2,834,885
		6,932,998
Packaging & Containers — 0.1%
WestRock Co.	10,949	485,698
Transportation — 2.0%
FedEx Corp.	5,596	1,447,349
Norfolk Southern Corp.	7,835	2,332,558
Union Pacific Corp.	6,101	1,537,025
United Parcel Service, Inc. Class B	15,042	3,224,102
		8,541,034
		31,869,429
Technology — 26.0%
Computers — 9.5%
Accenture PLC Class A	11,748	4,870,133
Apple, Inc.	164,855	29,273,302
Fortinet, Inc. (c)	1,466	526,880
International Business Machines Corp.	15,619	2,087,636
Leidos Holdings, Inc.	11,992	1,066,089
Seagate Technology Holdings PLC	20,007	2,260,391
		40,084,431
Semiconductors — 7.1%
Advanced Micro Devices, Inc. (c)	23,896	3,438,634
Analog Devices, Inc.	15,736	2,765,917
Applied Materials, Inc.	20,436	3,215,809
Intel Corp.	6,173	317,910
KLA Corp.	1,556	669,251
Lam Research Corp.	5,033	3,619,482
Microchip Technology, Inc.	9,850	857,541
Micron Technology, Inc.	4,592	427,745
NVIDIA Corp.	23,350	6,867,468
NXP Semiconductor NV	11,035	2,513,552
QUALCOMM, Inc.	7,318	1,338,243
Texas Instruments, Inc.	20,599	3,882,294
		29,913,846
Software — 9.4%
Ceridian HCM Holding, Inc. (c)	1,865	194,818
Intuit, Inc.	6,310	4,058,718
Microsoft Corp.	89,950	30,251,984
Oracle Corp.	17,107	1,491,901
salesforce.com, Inc. (c)	6,163	1,566,203
Workday, Inc. Class A (c)	5,236	1,430,371
ZoomInfo Technologies, Inc. Class A (c)	10,095	648,099
		39,642,094
		109,640,371

MM Equity Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 2.5%
Electric — 2.5%
CenterPoint Energy, Inc.	59,941	$1,672,953
DTE Energy Co.	6,993	835,943
Edison International	11,918	813,404
Evergy, Inc.	14,533	997,109
Exelon Corp.	14,762	852,653
FirstEnergy Corp.	36,609	1,522,568
NextEra Energy, Inc.	41,719	3,894,886
		10,589,516

TOTAL COMMON STOCK (Cost $272,592,111)		419,806,926

TOTAL EQUITIES (Cost $272,592,111)		419,806,926

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Tobira Therapeutics Inc., CVR (a) (b) (c)	505	3,843

TOTAL RIGHTS (Cost $30)		3,843

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	7,779	7,779

TOTAL MUTUAL FUNDS (Cost $7,779)		7,779

TOTAL LONG-TERM INVESTMENTS (Cost $272,599,920)		419,818,548

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (f)	$3,920,550	3,920,550

TOTAL SHORT-TERM INVESTMENTS (Cost $3,920,550)		3,920,550

TOTAL INVESTMENTS — 100.4% (Cost $276,520,470) (g)		423,739,098

Other Assets/(Liabilities) — (0.4)%		(1,639,591)

NET ASSETS — 100.0%		$422,099,507

Abbreviation Legend

CVR	Contingent Value Rights

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $3,843 or 0.00% of net assets.
(c)	Non-income producing security.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $114,056 or 0.03% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $110,238 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $3,920,550. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $3,999,045.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	3/18/22	11	$2,574,560	$42,615

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Energy — 0.0%
Pipelines — 0.0%
Targa Resources Corp.
9.500%	235	$232,123

TOTAL PREFERRED STOCK (Cost $252,693)		232,123

TOTAL EQUITIES (Cost $252,693)		232,123

	Principal Amount
BONDS & NOTES — 94.0%
BANK LOANS — 2.5%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1 mo. USD LIBOR + 3.500%
3.629% VRN 8/21/26	$301,891	297,489
Lamar Media Corp., 2020 Term Loan B, 3 mo. USD LIBOR + 1.500%
1.610% VRN 2/05/27	305,000	302,713
		600,202
Aerospace & Defense — 0.0%
Dynasty Acquisition Co., Inc.
2020 Term Loan B1, 3 mo. USD LIBOR + 3.500%
3.724% VRN 4/06/26	106,010	102,982
2020 CAD Term Loan B2, 3 mo. USD LIBOR + 3.500%
3.724% VRN 4/06/26	56,994	55,367

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TransDigm, Inc., 2020 Term Loan G, 1 mo. USD LIBOR + 2.250%
2.354% VRN 8/22/24	$180,341	$178,162
		336,511
Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 1 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	440,000	455,162
Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 5.250%
6.250% VRN 6/21/27	425,000	447,580
United Airlines, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	173,688	173,924
		1,076,666
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 4/30/26	278,229	276,351
Commercial Services — 0.0%
CoreLogic, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 6/02/28	329,175	328,517
Computers — 0.0%
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	297,750	297,643
Cosmetics & Personal Care — 0.1%
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, 1 mo. USD LIBOR + 3.750%
4.500% VRN 10/01/26	436,700	438,067
Electric — 0.0%
Pike Corporation, 2021 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
3.110% VRN 1/21/28	181,301	180,518
Entertainment — 0.2%
Churchill Downs, Inc., 2021 Incremental Term Loan B1, 1 mo. USD LIBOR + 2.000%
2.110% VRN 3/17/28	590,538	586,108
Delta 2 (LUX) S.A.R.L., 2018 USD Term Loan, 3 mo. USD LIBOR + 2.500%
3.500% VRN 2/01/24	605,000	603,990

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.500% VRN 8/25/28	$180,000	$179,100
UFC Holdings LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 2.750%
3.500% VRN 4/29/26	507,128	504,319
		1,873,517
Environmental Controls — 0.1%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.104% VRN 3/29/25	471,276	466,710
GFL Environmental, Inc., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	277,272	277,865
Madison IAQ LLC, Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 6/21/28	174,125	173,859
		918,434
Health Care – Products — 0.1%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
2.750% VRN 11/08/27	289,275	288,913
ICU Medical, Inc., Term Loan B,
0.000% 1/08/29 (a)	65,000	65,054
Maravai Intermediate Holdings LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 10/19/27	291,782	292,876
Medline Borrower LP, USD Term Loan B,
0.000% 10/21/28 (a)	130,000	129,943
		776,786
Health Care – Services — 0.2%
ADMI Corp.
2021 Term Loan B2, 1 mo. USD LIBOR + 3.375%
3.875% VRN 12/23/27	263,013	261,150
2021 Incremental Term Loan B3, 1 mo. USD LIBOR + 3.500%
4.000% VRN 12/23/27	184,538	184,047
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 1 mo. USD LIBOR + 2.000%
2.500% VRN 2/22/28	104,737	104,763
HCA, Inc., 2021 Term Loan B14, 1 mo. USD LIBOR + 1.750%
1.852% VRN 6/30/28	44,775	44,903

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
3.852% VRN 11/16/25	$209,589	$209,197
Surgery Center Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.500% VRN 8/31/26	296,981	296,610
U.S. Renal Care, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 5.000%
5.104% VRN 6/26/26	118,785	115,266
		1,215,936
Insurance — 0.3%
Alliant Holdings Intermediate LLC
2018 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.354% VRN 5/09/25	226,339	223,894
2021 Term Loan B4, 1 mo. USD LIBOR + 3.500%
4.000% VRN 11/06/27	215,000	214,579
Asurion LLC
2018 Term Loan B7, 1 mo. USD LIBOR + 3.000%
3.104% VRN 11/03/24	322,786	321,114
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.354% VRN 12/23/26	549,436	545,316
2021 2nd Lien Term Loan B3, 1 mo. USD LIBOR + 5.250%
5.354% VRN 1/31/28	74,697	74,884
2021 Second Lien Term Loan B4, 1 mo. USD LIBOR + 5.250%
5.354% VRN 1/20/29	545,000	542,389
Hub International Limited, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.000% VRN 4/25/25	437,970	437,558
		2,359,734
Internet — 0.0%
Eagle Broadband Investments LLC, Term Loan,
0.000% VRN 11/12/27 (a)	49,875	49,782
Lodging — 0.1%
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
2.854% VRN 12/23/24	193,123	191,916
2020 Term Loan B1, 1 mo. USD LIBOR + 3.500%
3.604% VRN 7/21/25	261,874	261,808
		453,724

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Machinery – Construction & Mining — 0.0%
Brookfield WEC Holdings, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 2.750%
3.250% VRN 8/01/25	$237,600	$235,595
Machinery – Diversified — 0.1%
TK Elevator Vertical US Newco, Inc., Term Loan B, 6 mo. USD LIBOR + 3.500%
4.000% VRN 7/30/27	730,985	730,883
Media — 0.1%
The E.W. Scripps Co., 2020 Term Loan B3, 1 mo. USD LIBOR + 3.000%
3.750% VRN 1/07/28	147,475	147,270
Mission Broadcasting, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.500%
2.599% VRN 5/26/28	174,563	173,981
Univision Communication, Inc. 2021 Term Loan B
0.000% 5/05/28 (a)	250,000	249,375
		570,626
Packaging & Containers — 0.1%
Charter NEX US, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.750%
4.500% VRN 12/01/27	715,544	716,439
Pharmaceuticals — 0.1%
Gainwell Acquisition Corp., Term Loan B, 1 mo. USD LIBOR + 4.000%
4.750% VRN 10/01/27	287,349	287,780
ICON Luxembourg S.A.R.L.
LUX Term Loan, 1 mo. USD LIBOR + 2.250%
2.750% VRN 7/03/28	185,121	185,043
US Term Loan, 1 mo. USD LIBOR + 2.250%
2.750% VRN 7/03/28	46,123	46,104
PetVet Care Centers, LLC, 2021 Term Loan B3, 1 mo. USD LIBOR + 3.500%
4.250% VRN 2/14/25	292,050	291,685
		810,612
Pipelines — 0.1%
Buckeye Partners, L.P., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
2.354% VRN 11/01/26	378,291	376,615

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Retail — 0.2%
IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, 1 mo. USD LIBOR + 3.250%
4.250% VRN 12/15/27	$362,035	$361,694
KFC Holding Co., 2021 Term Loan B, 1 mo. USD LIBOR + 1.750%
1.854% VRN 3/15/28	728,798	726,218
Staples, Inc., 7 Year Term Loan, 3 mo. USD LIBOR + 5.000%
5.132% VRN 4/16/26	8,121	7,833
WOOF Holdings, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.750%
4.500% VRN 12/21/27	278,600	278,600
		1,374,345
Software — 0.5%
Applied Systems, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.500% VRN 9/19/24	872,227	871,355
Ascend Learning LLC, 2021 Term Loan,
0.000% 12/10/28 (a)	315,000	314,279
Camelot U.S. Acquisition 1 Co.
Term Loan B, 1 mo. USD LIBOR + 3.000%
3.104% VRN 10/30/26	102,900	102,107
2020 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 10/30/26	108,900	108,730
CCC Intelligent Solutions, Inc., Term Loan B, 3 mo. USD LIBOR + 2.500%
3.000% FRN 9/21/28	185,000	184,711
Epicor Software Corp., 2020 Term Loan, 1 mo. USD LIBOR + 3.250%
4.000% VRN 7/30/27	297,415	297,005
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
4.250% VRN 7/01/24	24,808	24,882
Polaris Newco LLC, USD Term Loan B, 1 mo. USD LIBOR + 4.000%
4.500% VRN 6/02/28	159,788	159,637
RealPage, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 4/24/28	455,000	453,366
The Ultimate Software Group, Inc.
2021 Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 5/04/26	946,488	940,866
2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 5.250%
5.750% VRN 5/03/27	70,000	70,132
		3,527,070

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.0%
Iridium Satellite LLC, 2021 Term Loan B2, 1 mo. USD LIBOR + 2.500%
3.250% VRN 11/04/26	$201,994	$201,814

TOTAL BANK LOANS (Cost $19,714,865)		19,726,387

CORPORATE DEBT — 30.4%
Agriculture — 0.3%
BAT Capital Corp.
3.557% 8/15/27	770,000	808,096
BAT International Finance PLC
1.668% 3/25/26	205,000	201,345
3.950% 6/15/25 (b)	786,000	835,147
Bunge Finance Europe BV
1.850% 6/16/23 EUR (c)	220,000	255,920
Reynolds American, Inc.
4.450% 6/12/25	395,000	426,495
		2,527,003
Airlines — 0.1%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (b)	170,000	176,779
5.750% 4/20/29 (b)	160,000	170,814
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	525,000	560,438
United Airlines Pass Through Trust
2.900% 11/01/29	148,813	147,561
2.700% 11/01/33	93,558	92,806
		1,148,398
Apparel — 0.0%
Wolverine World Wide, Inc.
4.000% 8/15/29 (b)	285,000	277,097
Auto Manufacturers — 1.2%
American Honda Finance Corp.
0.750% 11/25/26 GBP (c)	130,000	169,740
1.950% 10/18/24 EUR (c)	200,000	240,073
BMW Finance NV
0.010% 3/24/23 EUR (b) (c)	117,000	133,680

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.010% 4/14/23 EUR (b) (c)	$84,000	$95,974
0.500% 11/22/22 EUR (b) (c)	105,000	120,499
1.250% 9/05/22 EUR (b) (c)	92,000	105,932
Daimler Finance North America LLC
2.450% 3/02/31 (b) (d)	255,000	259,363
Daimler International Finance BV
0.625% 2/27/23 EUR (b) (c)	112,000	128,938
0.750% 5/11/23 EUR (b) (c)	80,000	92,365
2.375% 9/12/22 EUR (b) (c)	72,000	83,559
Ford Motor Co.
9.000% 4/22/25	90,000	110,034
9.625% 4/22/30	145,000	212,244
General Motors Financial Co., Inc.
0.850% 2/26/26 EUR (b) (c)	350,000	402,561
0.955% 9/07/23 EUR (b) (c)	110,000	127,155
4.000% 10/06/26	620,000	669,822
4.350% 4/09/25	750,000	807,221
5.100% 1/17/24	435,000	466,495
Hyundai Capital America
1.800% 10/15/25 (b)	300,000	298,521
2.100% 9/15/28 (b)	470,000	457,015
RCI Banque SA
0.250% 3/08/23 EUR (b) (c)	55,000	62,766
0.750% 9/26/22 EUR (b) (c)	71,000	81,192
0.750% 4/10/23 EUR (b) (c)	68,000	77,923
Stellantis NV
2.375% 4/14/23 EUR (b) (c)	53,000	62,206
Toyota Motor Credit Corp.
0.750% 7/21/22 EUR (b) (c)	104,000	119,146
2.375% 2/01/23 EUR (b) (c)	81,000	94,911
Volkswagen Bank GmbH
0.750% 6/15/23 EUR (b) (c)	80,000	92,128
2.500% 7/31/26 EUR (b) (c)	700,000	869,926
Volkswagen Financial Services AG
0.875% 4/12/23 EUR (b) (c)	72,000	82,976
2.500% 4/06/23 EUR (b) (c)	67,000	78,777
Volkswagen Group of America Finance LLC
3.200% 9/26/26 (b) (d)	1,320,000	1,389,622
3.350% 5/13/25 (b)	500,000	526,270
Volkswagen International Finance NV
0.875% 1/16/23 EUR (b) (c)	120,000	138,192
1.875% 3/30/27 EUR (b) (c)	200,000	244,113
Volkswagen Leasing GmbH

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.500% 6/19/26 EUR (b) (c)	$145,000	$172,754
1.625% 8/15/25 EUR (b) (c)	150,000	178,567
2.375% 9/06/22 EUR (b) (c)	100,000	115,898
		9,368,558
Auto Parts & Equipment — 0.1%
Continental AG
0.010% 9/12/23 EUR (b) (c)	45,000	51,304
The Goodyear Tire & Rubber Co.
5.000% 7/15/29 (b)	315,000	338,373
Tenneco, Inc.
7.875% 1/15/29 (b)	155,000	167,400
5.125% 4/15/29 (b)	79,000	77,222
		634,299
Banks — 7.3%
ABN AMRO Bank NV
2.500% 11/29/23 EUR (b) (c)	114,000	136,548
AIB Group PLC
2.250% 7/03/25 EUR (b) (c)	300,000	364,641
Arion Banki HF
1.000% 3/20/23 EUR (b) (c)	150,000	172,633
Banco Bilbao Vizcaya Argentaria SA
0.375% 10/02/24 EUR (b) (c)	200,000	229,197
0.750% 9/11/22 EUR (b) (c)	100,000	114,738
Banco Comercial Portugues SA 5 year EUR Swap + 4.267%
4.500% VRN 12/07/27 EUR (b) (c)	100,000	115,273
Banco de Bogota SA
6.250% 5/12/26 (b)	250,000	270,000
Banco de Credito del Peru
5 year CMT + 3.000% 3.125% VRN 7/01/30 (b)	240,000	237,002
5 year CMT + 3.000% 3.125% VRN 7/01/30 (b) (d)	135,000	133,314
Banco de Sabadell SA
0.875% 3/05/23 EUR (b) (c)	300,000	344,859
Banco Santander SA
1.125% 1/17/25 EUR (b) (c)	300,000	350,922
1.375% 12/14/22 EUR (b) (c)	100,000	115,767
1 year CMT + .900% 1.722% VRN 9/14/27	400,000	392,953
2.746% 5/28/25	1,200,000	1,240,838
3.490% 5/28/30	200,000	211,341
Bangkok Bank PCL

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 year CMT + 1.900% 3.733% VRN 9/25/34 (b)	$450,000	$459,873
4.450% 9/19/28 (b)	330,000	376,032
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (b)	200,000	198,000
Bank of America Corp.
0.750% 7/26/23 EUR (b) (c)	110,000	126,977
1.625% 9/14/22 EUR (b) (c)	111,000	128,206
SOFR + .960% 1.734% VRN 7/22/27	585,000	581,073
SOFR + 1.530% 1.898% VRN 7/23/31	1,240,000	1,188,053
SOFR + 1.220% 2.299% VRN 7/21/32	935,000	920,377
2.375% 6/19/24 EUR (b) (c)	150,000	180,819
2.375% 6/19/24 EUR (b) (c)	150,000	180,819
3 mo. USD LIBOR + .990% 2.496% VRN 2/13/31	1,735,000	1,741,172
SOFR + 2.150% 2.592% VRN 4/29/31	585,000	591,559
3 mo. USD LIBOR + 1.040% 3.419% VRN 12/20/28	55,000	58,763
3 mo. USD LIBOR + 1.060% 3.559% VRN 4/23/27	495,000	529,608
3.950% 4/21/25	1,365,000	1,459,566
4.250% 10/22/26	700,000	772,839
Banque Federative du Credit Mutuel SA
0.750% 6/15/23 EUR (b) (c)	100,000	115,467
Barclays PLC
1.875% 12/08/23 EUR (b) (c)	113,000	133,507
SOFR + 2.714% 2.852% VRN 5/07/26	670,000	691,299
3 mo. USD LIBOR + 1.610% 3.932% VRN 5/07/25	475,000	499,626
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (b)	300,000	307,878
BNP Paribas SA
SOFR + 1.004% 1.323% VRN 1/13/27 (b)	890,000	866,468
3 mo. EURIBOR + 1.800% 2.125% VRN 1/23/27 EUR (b) (c)	300,000	363,959
SOFR + 1.218% 2.159% VRN 9/15/29 (b)	345,000	338,090
2.875% 10/24/22 EUR (b) (c)	96,000	112,225
2.875% 9/26/23 EUR (b) (c)	153,000	183,574
4.500% 3/21/23 EUR (b) (c)	157,000	189,253
BPCE SA
0.375% 10/05/23 EUR (b) (c)	100,000	114,998
4.625% 7/18/23 EUR (b) (c)	100,000	121,785
CaixaBank SA
1.125% 1/12/23 EUR (b) (c)	100,000	115,295
1.125% 5/17/24 EUR (b) (c)	100,000	116,542
1.750% 10/24/23 EUR (b) (c)	100,000	117,332
5 year EUR Swap + 2.350% 2.750% VRN 7/14/28 EUR (b) (c)	200,000	235,096
Citigroup, Inc.
0.750% 10/26/23 EUR (b) (c)	110,000	127,008

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.167% 2.561% VRN 5/01/32	$300,000	$301,899
SOFR + 2.842% 3.106% VRN 4/08/26	475,000	498,159
Commerzbank AG
0.500% 8/28/23 EUR (b) (c)	142,000	163,292
1.500% 9/21/22 EUR (c)	18,000	20,765
Cooperatieve Rabobank UA
0.750% 8/29/23 EUR (b) (c)	100,000	115,615
2.375% 5/22/23 EUR (b) (c)	130,000	153,495
3.875% 7/25/23 EUR (b) (c)	118,000	142,839
4.125% 9/14/22 EUR (b) (c)	115,000	134,909
4.625% 5/23/29 GBP (b) (c)	150,000	235,258
Credit Agricole SA
0.875% 1/14/32 EUR (b) (c)	200,000	227,988
1.000% 9/16/24 EUR (b) (c)	200,000	234,306
Credit Suisse AG/London
1.000% 6/07/23 EUR (b) (c)	111,000	128,507
Credit Suisse Group AG
BPSW1 + 1.230% 2.125% VRN 9/12/25 GBP (b) (c)	250,000	340,159
SOFR + 3.730% 4.194% VRN 4/01/31 (b)	480,000	529,875
Danske Bank A/S
0.250% 11/28/22 EUR (b) (c)	109,000	124,824
0.875% 5/22/23 EUR (b) (c)	110,000	126,743
5 year EUR Swap + 1.700% 1.375% VRN 2/12/30 EUR (b) (c)	200,000	230,751
3 mo. USD LIBOR + 1.591% 3.244% VRN 12/20/25 (b)	1,040,000	1,080,782
3.875% 9/12/23 (b)	5,000	5,201
5.375% 1/12/24 (b)	200,000	215,325
Deutsche Bank AG
1.125% 8/30/23 EUR (b) (c)	114,000	132,393
2.375% 1/11/23 EUR (b) (c)	100,000	116,928
Discover Bank
4.650% 9/13/28	405,000	459,900
DNB Bank ASA
0.050% 11/14/23 EUR (b) (c)	109,000	124,653
DNB Boligkreditt AS
1.875% 11/21/22 EUR (b) (c)	100,000	116,272
The Goldman Sachs Group, Inc.
1.375% 7/26/22 EUR (b) (c)	118,000	135,720
1.375% 5/15/24 EUR (b) (c)	40,000	46,463
SOFR + .818% 1.542% VRN 9/10/27	605,000	593,092
1.625% 7/27/26 EUR (b) (c)	140,000	168,197
2.000% 7/27/23 EUR (b) (c)	130,000	152,973
SOFR + 1.248% 2.383% VRN 7/21/32	510,000	502,731
SOFR + 1.281% 2.615% VRN 4/22/32	2,950,000	2,974,550

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.264% 2.650% VRN 10/21/32	$520,000	$523,873
3.250% 2/01/23 EUR (b) (c)	134,000	158,288
3.500% 11/16/26	745,000	794,325
Heta Asset Resolution AG
2.375% 12/13/22 EUR (b) (c)	1,100,000	1,286,789
HSBC Continental Europe SA
0.600% 3/20/23 EUR (b) (c)	100,000	115,091
HSBC Holdings PLC
SOFR + 1.538% 1.645% VRN 4/18/26	940,000	932,599
SOFR + 1.929% 2.099% VRN 6/04/26	610,000	614,219
6.500% 5/20/24 GBP (b) (c)	100,000	150,844
ING Groep NV
1.000% 9/20/23 EUR (b) (c)	100,000	116,094
SOFR + 1.005% 1.726% VRN 4/01/27	260,000	258,392
Intesa Sanpaolo SpA
1.000% 7/04/24 EUR (b) (c)	300,000	348,494
2.125% 8/30/23 EUR (b) (c)	114,000	134,467
JP Morgan Chase & Co.
1.500% 10/26/22 EUR (b) (c)	111,000	128,414
SOFR + .885% 1.578% VRN 4/22/27	630,000	622,914
SOFR + 1.105% 1.764% VRN 11/19/31	955,000	906,159
SOFR + 1.890% 2.182% VRN 6/01/28	675,000	680,960
SOFR + 1.510% 2.739% VRN 10/15/30	445,000	457,671
2.750% 2/01/23 EUR (b) (c)	114,000	134,120
SOFR + 2.515% 2.956% VRN 5/13/31	2,320,000	2,404,515
KBC Group NV
0.750% 10/18/23 EUR (b) (c)	100,000	115,804
Kookmin Bank
2.500% 11/04/30 (b)	200,000	195,938
Kreditanstalt fuer Wiederaufbau
4.700% 6/02/37 CAD (c)	75,000	75,319
4.700% 6/02/37 CAD (c)	65,000	65,276
Landsbankinn HF
0.375% 5/23/25 EUR (b) (c)	265,000	299,158
1.000% 5/30/23 EUR (b) (c)	100,000	115,022
Lloyds Bank Corporate Markets PLC
0.250% 10/04/22 EUR (b) (c)	100,000	114,419
Morgan Stanley
3 mo. EURIBOR + .698% 0.406% VRN 10/29/27 EUR (c)	100,000	113,070
3 mo. EURIBOR + .753% 0.637% VRN 7/26/24 EUR (c)	100,000	115,138
1.000% 12/02/22 EUR (c)	110,000	126,853
SOFR + .858% 1.512% VRN 7/20/27	730,000	718,908
SOFR + .879% 1.593% VRN 5/04/27	670,000	663,206

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
1.875% 3/30/23 EUR (c)	$113,000	$132,046
SOFR + 1.020% 1.928% VRN 4/28/32	215,000	205,675
SOFR + 1.178% 2.239% VRN 7/21/32	460,000	450,442
SOFR + 1.485% 3.217% VRN 4/22/42	165,000	173,358
National Australia Bank Ltd.
0.625% 11/10/23 EUR (b) (c)	56,000	64,740
2.750% 8/08/22 EUR (b) (c)	92,000	106,760
The Nationale-Nederlanden Bank NV
0.375% 2/26/25 EUR (b) (c)	100,000	114,992
Natwest Group PLC
3 mo. EURIBOR + 2.039% 2.000% VRN 3/08/23 EUR (b) (c)	110,000	125,751
2.500% 3/22/23 EUR (b) (c)	114,000	133,951
Nordea Bank Abp
1.000% 2/22/23 EUR (b) (c)	111,000	128,328
QNB Finance Ltd.
2.750% 2/12/27 (b)	800,000	821,000
Raiffeisen Bank International AG 5 year EUR Swap + 2.150%
1.500% VRN 3/12/30 EUR (b) (c)	300,000	345,474
Santander UK Group Holdings PLC
1.125% 9/08/23 EUR (b) (c)	111,000	128,977
1 year CMT + 1.250% 1.532% VRN 8/21/26	1,465,000	1,441,716
Shinhan Bank Co. Ltd.
3.875% 3/24/26 (b)	200,000	213,784
4.000% 4/23/29 (b)	1,000,000	1,102,117
Societe Generale SA
4.250% 7/13/22 EUR (b) (c)	100,000	116,663
Standard Chartered PLC
5 year EUR Swap + 2.800% 2.500% VRN 9/09/30 EUR (b) (c)	300,000	357,746
3 mo. USD LIBOR + 1.209% 2.819% VRN 1/30/26 (b)	200,000	205,097
1 year CMT + 3.850% 4.644% VRN 4/01/31 (b)	2,030,000	2,299,047
The Toronto-Dominion Bank
0.625% 7/20/23 EUR (b) (c)	110,000	126,918
UBS Group AG 1 year CMT + 1.080%
1.364% VRN 1/30/27 (b)	235,000	229,814
UniCredit SpA
2.000% 3/04/23 EUR (b) (c)	313,000	365,117
EUAMDB05 + 4.739% 4.875% VRN 2/20/29 EUR (b) (c)	200,000	244,240
Wells Fargo & Co.
1.500% 9/12/22 EUR (b) (c)	111,000	128,080
2.250% 5/02/23 EUR (b) (c)	114,000	133,928
SOFR + 2.100% 2.393% VRN 6/02/28	1,105,000	1,123,792
SOFR + 1.262% 2.572% VRN 2/11/31	1,225,000	1,251,812
2.625% 8/16/22 EUR (b) (c)	113,000	131,098

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.432% 2.879% VRN 10/30/30	$2,145,000	$2,232,067
SOFR + 2.530% 3.068% VRN 4/30/41	335,000	344,505
4.300% 7/22/27	290,000	323,293
		57,996,395
Beverages — 0.3%
Anheuser-Busch InBev SA/NV
2.000% 1/23/35 EUR (b) (c)	150,000	187,028
Anheuser-Busch InBev Worldwide, Inc.
4.439% 10/06/48	215,000	257,841
4.500% 6/01/50	1,935,000	2,393,893
		2,838,762
Building Materials — 0.3%
Boral Finance Pty Ltd.
3.000% 11/01/22 (b)	170,000	171,855
3.750% 5/01/28 (b)	1,060,000	1,125,147
Cemex SAB de CV
3.875% 7/11/31 (b)	400,000	398,532
Cie de Saint-Gobain
1.750% 4/03/23 EUR (b) (c)	100,000	116,449
CRH Finance UK PLC
4.125% 12/02/29 GBP (b) (c)	150,000	236,017
HeidelbergCement Finance Luxembourg SA
0.500% 8/09/22 EUR (b) (c)	64,000	73,069
Holcim Finance Luxembourg SA
1.375% 5/26/23 EUR (b) (c)	111,000	128,585
Johnson Controls International PLC
1.000% 9/15/23 EUR (c)	111,000	128,482
		2,378,136
Chemicals — 0.3%
BASF SE
0.101% 6/05/23 EUR (b) (c)	100,000	114,339
Eastman Chemical Co.
1.500% 5/26/23 EUR (c)	111,000	128,510
Equate Petrochemical BV
2.625% 4/28/28 (b)	200,000	200,250
4.250% 11/03/26 (b)	500,000	543,194
Evonik Industries AG
1.000% 1/23/23 EUR (b) (c)	84,000	96,619

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
LANXESS AG
2.625% 11/21/22 EUR (b) (c)	$60,000	$70,085
Methanex Corp.
5.125% 10/15/27	225,000	236,250
Westlake Chemical Corp.
1.625% 7/17/29 EUR (c)	675,000	794,577
		2,183,824
Commercial Services — 0.4%
Abertis Infraestructuras SA
3.000% 3/27/31 EUR (b) (c)	100,000	130,438
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (b)	250,000	259,481
Holding d'Infrastructures de Transport SASU
0.625% 3/27/23 EUR (b) (c)	100,000	114,628
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750% 4/15/26 (b)	105,000	112,735
Shanghai Port Group BVI Development Co. Ltd.
2.375% 7/13/30 (b)	200,000	199,289
2.850% 9/11/29 (b)	520,000	537,336
3.375% 6/18/29 (b)	400,000	427,808
Transurban Finance Co.
2.450% 3/16/31 (b)	920,000	912,106
3.375% 3/22/27 (b)	560,000	594,653
Verisure Holding AB
3.250% 2/15/27 EUR (b) (c)	100,000	113,431
3.875% 7/15/26 EUR (b) (c)	100,000	115,809
		3,517,714
Computers — 0.1%
Capgemini SE
1.625% 4/15/26 EUR (b) (c)	200,000	240,944
2.500% 7/01/23 EUR (b) (c)	100,000	117,687
International Business Machines Corp.
0.375% 1/31/23 EUR (c)	109,000	124,941
		483,572
Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	525,000	529,652
3.000% 10/29/28	265,000	268,976

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.300% 1/30/32	$280,000	$285,825
3.500% 1/15/25 (d)	150,000	156,621
4.450% 4/03/26	270,000	293,428
4.875% 1/16/24	540,000	574,343
6.500% 7/15/25	150,000	171,482
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (b)	531,000	516,187
3.950% 7/01/24 (b)	125,000	131,007
4.250% 4/15/26 (b)	150,000	159,035
4.375% 5/01/26 (b)	270,000	289,332
Capital One Financial Corp.
1.650% 6/12/29 EUR (c)	300,000	357,323
3.650% 5/11/27	510,000	549,744
3.750% 3/09/27	115,000	124,576
Discover Financial Services
4.100% 2/09/27	510,000	553,103
Encore Capital Group, Inc.
5.375% 2/15/26 GBP (b) (c)	140,000	196,129
FCA Bank SpA/Ireland
0.500% 9/18/23 EUR (b) (c)	109,000	124,972
0.500% 9/13/24 EUR (b) (c)	160,000	183,676
0.625% 11/24/22 EUR (b) (c)	109,000	124,902
Intercontinental Exchange, Inc.
1.850% 9/15/32	1,960,000	1,879,946
2.100% 6/15/30	805,000	798,694
2.650% 9/15/40	185,000	179,389
Iqera Group SAS
4.250% 9/30/24 EUR (b) (c)	100,000	113,850
LeasePlan Corp. NV
0.125% 9/13/23 EUR (c)	108,000	123,273
0.750% 10/03/22 EUR (b) (c)	109,000	125,024
EUAMDB05 + 7.556% 7.375% VRN EUR (b) (c) (e)	200,000	251,292
LSEGA Financing PLC
2.000% 4/06/28 (b)	1,225,000	1,210,153
2.500% 4/06/31 (b)	435,000	436,754
3.200% 4/06/41 (b)	200,000	209,340
Navient Corp.
6.750% 6/15/26	210,000	232,123
		11,150,151
Electric — 1.4%
Ausgrid Finance Pty Ltd.

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.850% 5/01/23 (b)	$585,000	$600,756
4.350% 8/01/28 (b)	260,000	291,066
China Southern Power Grid International Finance BVI Co. Ltd.
4.250% 9/18/28 (b) (d)	400,000	453,124
ContourGlobal Power Holdings SA
3.125% 1/01/28 EUR (b) (c)	100,000	111,693
DPL, Inc.
4.125% 7/01/25	105,000	109,766
E.ON International Finance BV
0.750% 11/30/22 EUR (b) (c)	79,000	90,574
E.ON SE
0.010% 9/29/22 EUR (b) (c)	53,000	60,486
0.010% 10/24/22 EUR (b) (c)	85,000	97,010
0.375% 4/20/23 EUR (b) (c)	104,000	119,268
Edison International
4.950% 4/15/25	30,000	32,637
Enel Finance International NV
4.875% 4/17/23 EUR (b) (c)	120,000	145,780
5.000% 9/14/22 EUR (b) (c)	135,000	159,473
5.250% 9/29/23 EUR (c)	26,000	32,415
5.625% 8/14/24 GBP (b) (c)	150,000	225,411
Engie SA
0.375% 2/28/23 EUR (b) (c)	100,000	114,527
3.000% 2/01/23 EUR (b) (c)	84,000	99,088
IE2 Holdco SAU
2.875% 6/01/26 EUR (b) (c)	200,000	247,459
Minejesa Capital BV
5.625% 8/10/37 (b)	300,000	313,500
NextEra Energy Capital Holdings, Inc.
2.440% 1/15/32	595,000	597,011
3.000% 1/15/52	550,000	550,526
NRG Energy, Inc.
4.450% 6/15/29 (b)	230,000	250,414
OmGrid Funding Ltd.
5.196% 5/16/27 (b)	425,000	436,739
Pacific Gas and Electric Co.
2.100% 8/01/27	540,000	521,697
2.500% 2/01/31	600,000	571,844
3.300% 8/01/40	500,000	464,781
4.550% 7/01/30	1,700,000	1,839,740
State Grid Overseas Investment BVI Ltd.
1.375% 5/02/25 EUR (b) (c)	100,000	117,898
3.500% 5/04/27 (b)	600,000	647,586

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TNB Global Ventures Capital Bhd
3.244% 10/19/26 (b)	$380,000	$396,564
Vistra Operations Co. LLC
3.550% 7/15/24 (b)	1,285,000	1,323,512
4.375% 5/01/29 (b)	250,000	250,408
		11,272,753
Electrical Components & Equipment — 0.0%
Schneider Electric SE
1.500% 9/08/23 EUR (b) (c)	100,000	116,829
Electronics — 0.1%
Arrow Electronics, Inc.
4.000% 4/01/25	375,000	399,963
Engineering & Construction — 0.1%
Cellnex Telecom SA
1.750% 10/23/30 EUR (b) (c) (d)	200,000	218,737
Infrastrutture Wireless Italiane SpA
1.625% 10/21/28 EUR (b) (c)	155,000	178,475
		397,212
Entertainment — 0.1%
Cirsa Finance International Sarl
4.500% 3/15/27 EUR (b) (c)	100,000	111,288
6.250% 12/20/23 EUR (b) (c)	84,917	97,737
International Game Technology PLC
3.500% 6/15/26 EUR (b) (c)	100,000	116,041
3.500% 6/15/26 EUR (b) (c)	100,000	116,042
Pinewood Finance Co. Ltd.
3.625% 11/15/27 GBP (b) (c)	100,000	134,766
		575,874
Environmental Controls — 0.1%
Madison IAQ LLC
4.125% 6/30/28 (b)	155,000	155,387
Waste Connections, Inc.
2.200% 1/15/32	415,000	406,932
		562,319

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Food — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson's LLC
4.875% 2/15/30 (b)	$170,000	$183,552
Bellis Acquisition Co. PLC
3.250% 2/16/26 GBP (b) (c)	100,000	130,127
Bellis Finco PLC
4.000% 2/16/27 GBP (b) (c)	100,000	127,741
Carrefour SA
1.750% 7/15/22 EUR (b) (c)	110,000	125,972
China Mengniu Dairy Co. Ltd.
2.500% 6/17/30 (b)	400,000	396,628
Chobani LLC / Chobani Finance Corp., Inc.
4.625% 11/15/28 (b)	240,000	246,589
Danone SA
0.424% 11/03/22 EUR (b) (c)	100,000	114,418
Iceland Bondco PLC
4.625% 3/15/25 GBP (b) (c)	150,000	190,089
Mondelez International Holdings Netherlands BV
0.250% 9/09/29 EUR (b) (c)	198,000	220,068
Nestle Finance International Ltd.
0.750% 5/16/23 EUR (b) (c)	39,000	44,921
Tesco Corporate Treasury Services PLC
0.875% 5/29/26 EUR (b) (c)	150,000	173,608
Yili Holding Investment Co.
1.625% 11/19/25 (b)	566,000	556,344
		2,510,057
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
4.200% 1/29/30 (b)	1,500,000	1,601,250
Gas — 0.2%
APT Pipelines Ltd.
4.250% 7/15/27 (b)	885,000	974,624
NiSource, Inc.
1.700% 2/15/31	370,000	345,832
		1,320,456
Hand & Machine Tools — 0.0%
IMA Industria Macchine Automatiche SpA
3.750% 1/15/28 EUR (b) (c)	100,000	112,859

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 0.4%
Abbott Ireland Financing DAC
0.875% 9/27/23 EUR (b) (c)	$111,000	$128,759
Baxter International, Inc.
2.272% 12/01/28 (b)	345,000	347,808
2.539% 2/01/32 (b)	470,000	475,369
Becton Dickinson Euro Finance Sarl
0.334% 8/13/28 EUR (c)	100,000	111,844
0.632% 6/04/23 EUR (c)	109,000	125,240
1.213% 2/12/36 EUR (c)	100,000	110,952
Medtronic Global Holdings SCA
0.375% 3/07/23 EUR (c)	160,000	183,481
0.375% 10/15/28 EUR (c)	100,000	113,668
Mozart Debt Merger Sub
3.875% 4/01/29 (b)	345,000	343,782
PerkinElmer, Inc.
1.900% 9/15/28	410,000	400,627
2.250% 9/15/31	220,000	214,172
3.300% 9/15/29	195,000	206,575
Thermo Fisher Scientific, Inc.
0.125% 3/01/25 EUR (c)	240,000	273,521
0.875% 10/01/31 EUR (c)	240,000	275,479
2.375% 4/15/32 EUR (c)	100,000	130,300
		3,441,577
Health Care – Services — 0.6%
CAB SELAS
3.375% 2/01/28 EUR (b) (c)	135,000	153,492
Centene Corp.
2.450% 7/15/28	230,000	226,550
2.500% 3/01/31	485,000	472,155
2.625% 8/01/31	315,000	308,700
3.375% 2/15/30	515,000	525,408
4.250% 12/15/27	570,000	594,225
4.625% 12/15/29	875,000	943,653
Fresenius Medical Care AG & Co. KGaA
0.250% 11/29/23 EUR (b) (c)	72,000	82,396
Humana, Inc.
2.150% 2/03/32	210,000	203,307
4.875% 4/01/30	645,000	756,490

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UnitedHealth Group, Inc.
2.000% 5/15/30	$190,000	$188,826
		4,455,202
Holding Company – Diversified — 0.0%
CK Hutchison Finance 16 Ltd.
1.250% 4/06/23 EUR (b) (c)	111,000	128,500
Insurance — 0.6%
AIA Group Ltd.
3.900% 4/06/28 (b)	640,000	706,525
Allianz SE 10 mo. EURIBOR ICE Swap + 3.200%
3.375% VRN EUR (b) (c) (e)	400,000	488,835
American International Group, Inc.
5.000% 4/26/23 GBP (b) (c)	150,000	213,066
AmWINS Group, Inc.
4.875% 6/30/29 (b)	30,000	30,300
Berkshire Hathaway Finance Corp.
2.375% 6/19/39 GBP (c)	300,000	422,435
Berkshire Hathaway, Inc.
0.750% 3/16/23 EUR (c)	160,000	183,991
CNO Financial Group, Inc.
5.250% 5/30/25	217,000	239,584
CNP Assurances
1.875% 10/20/22 EUR (b) (c)	100,000	115,592
Equitable Holdings, Inc.
4.350% 4/20/28	610,000	684,324
Hannover Rueck SE 3 mo. EURIBOR + 3.000%
1.750% VRN 10/08/40 EUR (b) (c)	300,000	348,647
Legal & General Group PLC 5 Year UK Gilt + 4.580%
5.375% VRN 10/27/45 GBP (b) (c)	185,000	277,661
Marsh & McLennan Cos., Inc.
2.250% 11/15/30	185,000	184,816
MGIC Investment Corp.
5.250% 8/15/28	95,000	99,750
Trinity Acquisition PLC
4.400% 3/15/26	545,000	596,494
XLIT Ltd. 3 mo. EURIBOR + 2.900%
3.250% VRN 6/29/47 EUR (c)	100,000	124,923
		4,716,943

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.5%
Adevinta ASA
3.000% 11/15/27 EUR (b) (c)	$100,000	$116,569
Baidu, Inc.
2.875% 7/06/22	710,000	716,017
3.625% 7/06/27	200,000	214,390
4.375% 3/29/28	530,000	586,703
Booking Holdings, Inc.
2.150% 11/25/22 EUR (c)	100,000	115,658
MercadoLibre, Inc.
3.125% 1/14/31 (d)	200,000	189,002
Netflix, Inc.
4.625% 5/15/29 EUR (c)	470,000	667,537
Tencent Holdings Ltd.
1.810% 1/26/26 (b)	400,000	398,944
3.575% 4/11/26 (b)	550,000	586,020
United Group BV
4.625% 8/15/28 EUR (b) (c)	100,000	113,698
		3,704,538
Investment Companies — 0.1%
Criteria Caixa SA
1.500% 5/10/23 EUR (b) (c)	100,000	116,196
JAB Holdings BV
2.000% 5/18/28 EUR (b) (c)	300,000	364,658
		480,854
Iron & Steel — 0.0%
ABJA Investment Co. Pte Ltd.
5.450% 1/24/28 (b)	200,000	218,511
Leisure Time — 0.1%
Carnival Corp.
4.000% 8/01/28 (b)	185,000	183,612
Deuce Finco Plc
5.500% 6/15/27 GBP (b) (c)	100,000	134,363
Pinnacle Bidco PLC
5.500% 2/15/25 EUR (b) (c)	100,000	116,184
Royal Caribbean Cruises Ltd.
10.875% 6/01/23 (b)	155,000	169,337

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
9.125% 6/15/23 (b)	$30,000	$31,725
		635,221
Lodging — 0.0%
Las Vegas Sands Corp.
3.200% 8/08/24	130,000	132,378
3.500% 8/18/26	210,000	212,674
		345,052
Machinery – Diversified — 0.1%
Highland Holdings Sarl
0.318% 12/15/26 EUR (c)	122,000	138,551
TK Elevator Midco GmbH
4.375% 7/15/27 EUR (b) (c)	100,000	117,550
TK Elevator US Newco, Inc.
5.250% 7/15/27 (b)	285,000	299,606
		555,707
Media — 0.8%
Altice Financing SA
4.250% 8/15/29 EUR (b) (c)	100,000	111,231
Bertelsmann SE & Co. KGaA
2.625% 8/02/22 EUR (b) (c)	100,000	115,810
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	295,000	297,590
5.375% 6/01/29 (b)	80,000	86,331
Charter Communications Operating LLC/Charter Communications Operating Capital
2.250% 1/15/29	355,000	346,680
2.300% 2/01/32	270,000	256,607
2.800% 4/01/31	1,060,000	1,048,695
4.200% 3/15/28	485,000	531,256
4.800% 3/01/50	145,000	162,879
5.125% 7/01/49	215,000	250,186
5.750% 4/01/48	45,000	56,287
6.484% 10/23/45	105,000	143,789
Comcast Corp.
2.887% 11/01/51 (b)	1,135,000	1,102,051
3.250% 11/01/39	835,000	883,286
DISH DBS Corp.
5.750% 12/01/28 (b)	180,000	181,800

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sirius XM Radio, Inc.
4.000% 7/15/28 (b)	$215,000	$216,202
Summer BidCo BV
9.000% 11/15/25 EUR (b) (c)	262,188	304,470
TDF Infrastructure SASU
2.875% 10/19/22 EUR (b) (c)	100,000	115,668
Ziggo BV
2.875% 1/15/30 EUR (b) (c)	100,000	113,281
2.875% 1/15/30 EUR (b) (c)	100,000	113,281
		6,437,380
Mining — 0.1%
Arconic Corp.
6.125% 2/15/28 (b)	165,000	175,593
Constellium SE
4.250% 2/15/26 EUR (b) (c)	200,000	229,453
Hudbay Minerals, Inc.
6.125% 4/01/29 (b)	200,000	212,000
		617,046
Miscellaneous - Manufacturing — 0.2%
Siemens Financieringsmaatschappij NV
0.010% 2/20/23 EUR (b) (c)	100,000	114,269
0.375% 9/06/23 EUR (b) (c)	107,000	123,248
1.700% 3/11/28 (b)	250,000	248,009
2.150% 3/11/31 (b)	800,000	798,060
		1,283,586
Oil & Gas — 1.2%
Aker BP ASA
2.875% 1/15/26 (b)	180,000	186,662
BP Capital Markets PLC
1.109% 2/16/23 EUR (b) (c)	150,000	173,425
2.213% 9/25/26 EUR (b) (c)	160,000	198,860
Continental Resources, Inc.
5.750% 1/15/31 (b)	160,000	188,419
Diamondback Energy, Inc.
3.250% 12/01/26	545,000	575,103
Ecopetrol SA
4.625% 11/02/31	300,000	291,660
Eni SpA

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.250% 7/10/23 EUR (b) (c)	$117,000	$140,019
4.750% 9/12/28 (b)	875,000	1,008,781
EQT Corp.
5.000% 1/15/29	130,000	143,975
7.500% STEP 2/01/30	85,000	109,225
Leviathan Bond Ltd.
5.750% 6/30/23 (b)	300,000	307,608
Occidental Petroleum Corp.
8.500% 7/15/27	225,000	280,688
8.875% 7/15/30	270,000	364,500
OMV AG
0.010% 6/16/23 EUR (b) (c)	71,000	81,111
Petrobras Global Finance BV
5.600% 1/03/31	275,000	291,225
Petroleos Mexicanos
5.125% 3/15/23 EUR (b) (c)	850,000	1,003,531
PTTEP Treasury Center Co. Ltd.
2.587% 6/10/27 (b)	570,000	580,176
Reliance Industries Ltd.
3.667% 11/30/27 (b)	600,000	640,662
Thaioil Treasury Center Co. Ltd.
4.625% 11/20/28 (b)	330,000	361,808
TotalEnergies Capital International SA
2.125% 3/15/23 EUR (b) (c)	100,000	117,224
Wintershall Dea Finance BV
0.452% 9/25/23 EUR (b) (c)	100,000	114,561
Woodside Finance Ltd.
3.700% 9/15/26 (b)	2,000,000	2,128,800
		9,288,023
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.000% 9/01/29 EUR (b) (c)	180,000	200,575
Graphic Packaging International LLC
2.625% 2/01/29 EUR (b) (c)	100,000	115,956
Titan Holdings II BV
5.125% 7/15/29 EUR (b) (c)	100,000	113,042
Trivium Packaging Finance BV
3.750% 8/15/26 EUR (b) (c)	100,000	115,239
		544,812

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 2.1%
AbbVie, Inc.
2.950% 11/21/26	$410,000	$432,279
3.200% 11/21/29	340,000	363,866
4.050% 11/21/39	270,000	311,232
4.250% 11/21/49	325,000	389,619
4.700% 5/14/45	530,000	659,555
4.875% 11/14/48	1,210,000	1,562,360
Astrazeneca Finance LLC
1.750% 5/28/28	445,000	442,742
2.250% 5/28/31	140,000	141,140
Bausch Health Americas, Inc.
8.500% 1/31/27 (b)	150,000	157,500
Bausch Health Cos., Inc.
4.875% 6/01/28 (b)	40,000	40,900
Bayer Capital Corp. BV
0.625% 12/15/22 EUR (b) (c)	100,000	114,555
1.250% 11/13/23 EUR (b) (c)	56,000	65,206
Becton Dickinson and Co.
1.957% 2/11/31	645,000	620,738
2.823% 5/20/30	1,610,000	1,668,126
3.020% 5/24/25 GBP (c)	150,000	212,293
3.700% 6/06/27	899,000	980,317
3.794% 5/20/50	390,000	439,209
4.669% 6/06/47	460,000	581,876
Cardinal Health, Inc.
4.368% 6/15/47	515,000	582,242
4.500% 11/15/44	100,000	113,582
4.900% 9/15/45	105,000	126,533
Cigna Corp.
3.400% 3/01/27	325,000	349,357
CVS Health Corp.
1.300% 8/21/27	450,000	436,550
1.875% 2/28/31	405,000	389,006
2.700% 8/21/40	425,000	410,517
3.625% 4/01/27	2,095,000	2,274,680
5.050% 3/25/48	1,075,000	1,410,077
GlaxoSmithKline Capital PLC
0.125% 5/12/23 EUR (b) (c)	100,000	114,516
Gruenenthal GmbH
4.125% 5/15/28 EUR (b) (c)	100,000	117,310

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Merck Financial Services GmbH
1.375% 9/01/22 EUR (b) (c)	$48,000	$55,047
Organon & Co. / Organon Foreign Debt Co-Issuer BV
2.875% 4/30/28 EUR (b) (c)	100,000	114,614
Roche Finance Europe BV
0.500% 2/27/23 EUR (b) (c)	92,000	105,573
Sanofi
0.500% 3/21/23 EUR (b) (c)	100,000	114,757
2.500% 11/14/23 EUR (b) (c)	100,000	118,948
Takeda Pharmaceutical Co. Ltd.
2.250% 11/21/26 EUR (b) (c)	270,000	334,842
Teva Pharmaceutical Finance Netherlands BV
6.000% 1/31/25 EUR (c)	100,000	122,389
7.125% 1/31/25	200,000	214,000
		16,688,053
Pipelines — 2.1%
Boardwalk Pipelines LP
3.400% 2/15/31	1,040,000	1,074,647
4.950% 12/15/24	1,415,000	1,533,719
Cameron LNG LLC
2.902% 7/15/31 (b)	180,000	187,614
3.302% 1/15/35 (b)	200,000	209,059
3.701% 1/15/39 (b)	150,000	161,957
Cheniere Corpus Christi Holdings LLC
3.700% 11/15/29	465,000	498,532
5.125% 6/30/27	140,000	158,057
5.875% 3/31/25	760,000	842,591
7.000% 6/30/24	290,000	320,854
Cheniere Energy Partners LP
3.250% 1/31/32 (b)	95,000	95,950
Cheniere Energy, Inc.
4.625% 10/15/28	420,000	444,150
DCP Midstream Operating LP
6.750% 9/15/37 (b)	160,000	213,800
Energy Transfer LP
2.900% 5/15/25	185,000	190,965
3.750% 5/15/30	390,000	413,665
4.500% 4/15/24	105,000	111,303
4.950% 6/15/28	160,000	180,118
5.000% 5/15/50	90,000	103,901
5.250% 4/15/29	685,000	785,244

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 6/01/27	$355,000	$404,967
5.875% 1/15/24	600,000	645,843
6.000% 6/15/48	780,000	971,888
6.250% 4/15/49	105,000	137,571
Gray Oak Pipeline LLC
2.000% 9/15/23 (b)	55,000	55,594
2.600% 10/15/25 (b)	170,000	170,408
3.450% 10/15/27 (b)	70,000	73,119
NuStar Logistics LP
5.750% 10/01/25	255,000	274,411
Sabine Pass Liquefaction LLC
4.500% 5/15/30	95,000	107,261
5.000% 3/15/27	290,000	325,902
5.875% 6/30/26	1,715,000	1,968,563
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.500% 10/01/25 (b)	250,000	270,625
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.000% 1/15/32 (b)	125,000	130,625
4.875% 2/01/31	25,000	27,149
6.875% 1/15/29	240,000	268,507
Transcanada Trust 3 mo. CDOR + 3.080%
4.650% VRN 5/18/77 CAD (c)	650,000	528,062
Transcontinental Gas Pipe Line Co. LLC
4.000% 3/15/28	125,000	136,678
4.600% 3/15/48	575,000	697,373
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	55,000	57,062
3.875% 11/01/33 (b)	180,000	189,036
4.125% 8/15/31 (b)	65,000	68,900
The Williams Cos., Inc.
3.750% 6/15/27	1,170,000	1,263,895
5.100% 9/15/45	660,000	813,547
		17,113,112
Private Equity — 0.1%
Blackstone Property Partners Europe Holdings SARL
0.500% 9/12/23 EUR (b) (c)	100,000	114,423
1.750% 3/12/29 EUR (b) (c)	280,000	323,854
		438,277

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Real Estate — 0.4%
ADLER Group SA
1.500% 7/26/24 EUR (b) (c)	$100,000	$99,334
Akelius Residential Property AB
1.750% 2/07/25 EUR (b) (c)	370,000	439,684
Country Garden Holdings Co. Ltd.
5.125% 1/17/25 (b)	250,000	237,269
Dar Al-Arkan Sukuk Co. Ltd.
6.750% 2/15/25 (b)	300,000	311,025
Howard Hughes Corp.
4.125% 2/01/29 (b)	250,000	253,338
5.375% 8/01/28 (b)	45,000	47,927
Logicor Financing Sarl
1.500% 11/14/22 EUR (b) (c)	110,000	126,496
Samhallsbyggnadsbolaget i Norden AB
1.000% 8/12/27 EUR (b) (c)	260,000	292,624
Shimao Group Holdings Ltd.
5.600% 7/15/26 (b)	400,000	246,000
Sun Hung Kai Properties Capital Market Ltd.
2.875% 1/21/30 (b)	1,150,000	1,188,701
Vonovia Finance BV
2.250% 12/15/23 EUR (b) (c)	100,000	118,989
		3,361,387
Real Estate Investment Trusts (REITS) — 2.8%
American Campus Communities Operating Partnership LP
2.850% 2/01/30	810,000	827,171
3.300% 7/15/26	405,000	426,905
3.625% 11/15/27	1,045,000	1,116,673
American Tower Corp.
0.875% 5/21/29 EUR (c)	150,000	168,733
2.300% 9/15/31	315,000	306,300
Boston Properties LP
2.900% 3/15/30	785,000	800,160
3.250% 1/30/31	765,000	800,645
Brixmor Operating Partnership LP
4.050% 7/01/30	485,000	529,738
4.125% 6/15/26	2,000,000	2,167,433
4.125% 5/15/29	160,000	177,405
Crown Castle International Corp.
2.250% 1/15/31	1,830,000	1,785,105
3.800% 2/15/28	665,000	724,109

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Digital Dutch Finco BV
0.125% 10/15/22 EUR (b) (c)	$108,000	$123,250
Essex Portfolio LP
1.650% 1/15/31 (d)	380,000	354,333
4.000% 3/01/29	760,000	841,404
Extra Space Storage LP
2.350% 3/15/32	775,000	754,300
GLP Capital LP/GLP Financing II, Inc.
3.350% 9/01/24	125,000	129,434
Healthcare Realty Trust, Inc.
2.050% 3/15/31	230,000	220,077
3.625% 1/15/28	850,000	915,436
Healthpeak Properties, Inc.
2.875% 1/15/31	695,000	723,515
3.500% 7/15/29	70,000	75,971
Highwoods Realty LP
3.050% 2/15/30	675,000	694,146
4.125% 3/15/28	405,000	446,580
Inmobiliaria Colonial Socimi SA
1.625% 11/28/25 EUR (b) (c)	200,000	238,359
Klepierre SA
1.000% 4/17/23 EUR (b) (c)	100,000	115,234
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.750% 2/01/27	55,000	62,150
Prologis LP
1.250% 10/15/30	210,000	195,515
2.250% 6/30/29 GBP (c)	150,000	212,636
Realty Income Corp.
2.200% 6/15/28	120,000	121,224
2.850% 12/15/32	580,000	602,628
3.400% 1/15/28	400,000	431,708
3.950% 8/15/27	1,850,000	2,052,521
Regency Centers LP
3.600% 2/01/27	305,000	328,900
3.700% 6/15/30	205,000	224,591
4.125% 3/15/28	815,000	909,959
SBA Tower Trust
1.840% 4/15/27 (b)	635,000	630,589
2.593% 10/15/31 (b)	515,000	521,913
Scentre Group Trust 1 / Scentre Group Trust 2
1.375% 3/22/23 EUR (b) (c)	111,000	128,289

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Simon Property Group LP
2.650% 7/15/30 (d)	$435,000	$443,623
		22,328,662
Retail — 0.5%
Bath & Body Works, Inc.
6.625% 10/01/30 (b)	265,000	300,112
EG Global Finance PLC
4.375% 2/07/25 EUR (b) (c)	100,000	114,135
JMH Co Ltd.
2.500% 4/09/31 (b)	599,000	602,237
Next Group PLC
3.625% 5/18/28 GBP (b) (c)	250,000	365,705
PetSmart, Inc. / PetSmart Finance Corp.
4.750% 2/15/28 (b)	255,000	261,694
QVC, Inc.
4.375% 3/15/23	1,750,000	1,802,500
Ross Stores, Inc.
1.875% 4/15/31	495,000	475,096
		3,921,479
Savings & Loans — 0.0%
Nationwide Building Society
3 mo. EURIBOR + .930% 1.500% VRN 3/08/26 EUR (b) (c)	140,000	165,508
5 year EUR Swap + 1.500% 2.000% VRN 7/25/29 EUR (b) (c)	150,000	176,955
		342,463
Semiconductors — 0.4%
Asml Holding NV
0.625% 7/07/22 EUR (b) (c)	100,000	114,156
1.625% 5/28/27 EUR (b) (c)	100,000	122,618
Infineon Technologies AG
1.125% 6/24/26 EUR (b) (c)	400,000	471,094
Micron Technology, Inc.
4.185% 2/15/27	277,000	303,345
4.975% 2/06/26	435,000	482,981
NXP BV / NXP Funding LLC
5.350% 3/01/26 (b)	1,115,000	1,260,327
NXP BV / NXP Funding LLC / NXP USA, Inc.
2.700% 5/01/25 (b)	45,000	46,502
3.150% 5/01/27 (b)	95,000	99,959

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TSMC Global Ltd.
1.000% 9/28/27 (b)	$620,000	$585,671
		3,486,653
Software — 0.1%
Fidelity National Information Services, Inc.
0.125% 12/03/22 EUR (c)	109,000	124,477
0.750% 5/21/23 EUR (c)	110,000	126,582
Fiserv, Inc.
3.000% 7/01/31 GBP (c)	250,000	362,787
Oracle Corp.
2.300% 3/25/28	355,000	354,142
SAP SE
1.125% 2/20/23 EUR (b) (c)	106,000	122,262
		1,090,250
Telecommunications — 2.6%
Altice France SA
3.375% 1/15/28 EUR (b) (c)	135,000	149,340
5.500% 1/15/28 (b)	290,000	287,468
America Movil SAB de CV
5.750% 6/28/30 GBP (c)	140,000	243,508
AT&T, Inc.
1.600% 5/19/28 EUR (c)	200,000	240,578
1.650% 2/01/28	415,000	406,546
2.050% 5/19/32 EUR (c)	100,000	123,688
2.250% 2/01/32	1,250,000	1,209,389
2.300% 6/01/27	450,000	458,106
2.500% 3/15/23 EUR (c)	113,000	131,979
2.550% 12/01/33	480,000	470,119
2.750% 6/01/31	825,000	842,645
4.300% 2/15/30	275,000	309,798
British Telecommunications PLC
1.125% 3/10/23 EUR (b) (c)	111,000	128,079
Chorus Ltd.
1.125% 10/18/23 EUR (b) (c)	100,000	116,253
CK Hutchison Group Telecom Finance SA
0.375% 10/17/23 EUR (b) (c)	109,000	124,746
Deutsche Telekom International Finance BV
0.625% 4/03/23 EUR (b) (c)	112,000	128,899
4.250% 7/13/22 EUR (b) (c)	80,000	93,293

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HKT Capital No 4 Ltd.
3.000% 7/14/26 (b)	$800,000	$834,610
NBN Co., Ltd.
2.625% 5/05/31 (b)	480,000	482,267
NTT Finance Corp.
1.591% 4/03/28 (b)	765,000	747,956
Ooredoo International Finance Co.
2.625% 4/08/31 (b)	225,000	225,844
Orange SA
0.750% 9/11/23 EUR (b) (c)	100,000	115,541
0.875% 2/03/27 EUR (b) (c)	200,000	234,656
PLT VII Finance Sarl
4.625% 1/05/26 EUR (b) (c)	100,000	116,127
Sprint Capital Corp.
6.875% 11/15/28	250,000	316,250
T-Mobile USA, Inc.
3.750% 4/15/27	2,560,000	2,773,931
Tele2 AB
0.750% 3/23/31 EUR (b) (c)	130,000	144,589
Telefonica Emisiones SA
2.242% 5/27/22 EUR (b) (c)	200,000	230,062
3.987% 1/23/23 EUR (b) (c)	100,000	119,038
Telstra Corp. Ltd.
3.500% 9/21/22 EUR (b) (c)	114,000	133,407
Verizon Communications, Inc.
1.300% 5/18/33 EUR (c)	390,000	454,000
2.100% 3/22/28	365,000	365,990
2.355% 3/15/32 (b)	590,000	582,059
2.550% 3/21/31	565,000	570,663
2.650% 11/20/40	530,000	505,077
2.987% 10/30/56	2,595,000	2,467,092
4.329% 9/21/28	520,000	591,177
4.750% 11/01/41	165,000	204,502
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (b) (c)	155,000	209,015
4.500% 7/15/31 GBP (b) (c)	150,000	202,273
4.750% 7/15/31 (b)	305,000	308,813
Vodafone Group PLC
1.750% 8/25/23 EUR (b) (c)	113,000	132,946
4.875% 6/19/49	700,000	885,742
5.250% 5/30/48	848,000	1,108,103
		20,526,164

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.
3.550% 11/19/26	$250,000	$268,188
Transportation — 0.2%
Canadian Pacific Railway Co.
3.100% 12/02/51	370,000	378,875
Deutsche Post AG
2.750% 10/09/23 EUR (b) (c)	62,000	74,323
Guangzhou Metro Investment Finance BVI Ltd.
2.310% 9/17/30 (b)	600,000	568,537
InPost SA
2.250% 7/15/27 EUR (b) (c)	100,000	111,060
SF Holding Investment Ltd.
2.875% 2/20/30 (b)	570,000	564,266
		1,697,061
Water — 0.0%
Veolia Environnement SA
0.314% 10/04/23 EUR (b) (c)	100,000	114,739

TOTAL CORPORATE DEBT (Cost $237,766,720)		241,602,921

MUNICIPAL OBLIGATIONS — 0.1%
Commonwealth of Puerto Rico, General Obligation
8.000% 7/01/35	600,000	532,500

TOTAL MUNICIPAL OBLIGATIONS (Cost $483,000)		532,500

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Auto Floor Plan Asset-Backed Securities — 0.1%
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class B
1.320% 9/15/27	410,000	408,046
GMF Floorplan Owner Revolving Trust, Series 2020-2, Class C
1.310% 10/15/25 (b)	290,000	289,247
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class C, 1 mo. USD LIBOR + 2.150%
2.252% FRN 7/25/25 (b)	270,000	271,669
		968,962

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Automobile Asset-Backed Securities — 0.4%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	$275,000	$275,206
GM Financial Automobile Leasing Trust, Series 2020-3, Class C
1.110% 10/21/24	305,000	305,799
Santander Bank NA - SBCLN, Series 2021-1A, Class B
1.833% 12/15/31 (b)	250,000	249,757
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class D
1.570% 1/15/27 (b)	735,000	726,369
Santander Retail Auto Lease Trust
Series 2021-A, Class D, 1.380% 3/22/27 (b)	715,000	706,427
Series 2019-B, Class D, 3.310% 6/20/24 (b)	715,000	724,444
World Omni Auto Receivables Trust, Series 2018-B, Class B
3.170% 1/15/25	200,000	201,925
		3,189,927
Commercial Mortgage-Backed Securities — 2.8%
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, 1 mo. USD LIBOR + 1.250%
1.360% FRN 9/15/32 (b)	235,000	233,835
Aventura Mall Trust, Series 2018-AVM, Class A,
4.112% VRN 7/05/40 (b) (f)	380,000	422,082
BANK, Series 2018-BNK13, Class A5,
4.217% VRN 8/15/61 (f)	415,000	468,566
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class D, 1 mo. USD LIBOR + 2.160%
2.270% FRN 11/15/34 (b)	245,000	238,334
Benchmark Mortgage Trust
Series 2018-B1, Class AM, 3.878% VRN 1/15/51 (f)	290,000	313,778
Series 2018-B3, Class AS, 4.195% VRN 4/10/51 (f)	375,000	413,347
Series 2018-B8, Class A5, 4.232% 1/15/52	620,000	702,629
BX Commercial Mortgage Trust 2021-21M, Series 2021-21M, Class C, 1 mo. USD LIBOR + 1.177%
1.287% FRN 10/15/36 (b)	340,000	335,750
BX Trust
Series 2021-LGCY, Class C, 1 mo. USD LIBOR + 1.004% 1.114% FRN 10/15/23 (b)	385,000	380,831
Series 2021-ARIA, Class B, 1 mo. USD LIBOR + 1.297% 1.407% FRN 10/15/36 (b)	475,000	473,814
Cantor Commercial Real Estate Lending, Series 2019-CF2, Class B
3.267% 11/15/52	295,000	306,073
Citigroup Commercial Mortgage Trust

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2013-375P, Class D, 3.518% VRN 5/10/35 (b) (f)	$315,000	$315,427
Series 2013-375P, Class C, 3.518% VRN 5/10/35 (b) (f)	390,000	392,832
Series 2017-C4, Class AS, 3.764% 10/12/50	520,000	551,755
Cold Storage Trust, Series 2020-ICE5, Class C, 1 mo. USD LIBOR + 1.650%
1.760% FRN 11/15/37 (b)	285,067	284,088
Commercial Mortgage Pass-Through Certificates, Series 2015-CR26, Class B,
4.478% VRN 10/10/48 (f)	627,000	670,473
Commercial Mortgage Trust, Series 2015-LC23, Class AM,
4.158% VRN 10/10/48 (f)	1,650,000	1,750,832
Credit Suisse Mortgage Trust
Series 2020-NET, Class A, 2.257% 8/15/37 (b)	305,000	307,423
Series 2020-NET, Class C, 3.526% 8/15/37 (b)	480,000	490,767
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A4, 2.763% 9/15/52	655,000	675,136
Series 2019-C17, Class AS, 3.278% 9/15/52	285,000	300,304
DC Office Trust, Series 2019-MTC, Class D,
3.072% VRN 9/15/45 (b) (f)	520,000	503,602
Great Wolf Trust
Series 2019-WOLF, Class A, 1 mo. USD LIBOR + 1.034% 1.144% FRN 12/15/36 (b)	710,000	708,673
Series 2019-WOLF, Class C, 1 mo. USD LIBOR + 1.633% 1.743% FRN 12/15/36 (b)	435,000	432,285
Series 2019-WOLF, Class D, 1 mo. USD LIBOR + 1.933% 2.043% FRN 12/15/36 (b)	820,000	809,762
GS Mortgage Securities Trust
Series 2019-GSA1, Class B, 3.511% 11/10/52	870,000	905,593
Series 2015-GC28, Class AS, 3.759% 2/10/48	400,000	420,183
Hilton Orlando Trust, Series 2018-ORL, Class B, 1 mo. USD LIBOR + 1.200%
1.310% FRN 12/15/34 (b)	715,000	710,090
Independence Plaza Trust, Series 2018-INDP, Class A
3.763% 7/10/35 (b)	845,000	872,868
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C, 1 mo. USD LIBOR + 1.500%
1.610% FRN 1/15/33 (b)	500,000	498,774
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX
4.248% 7/05/33 (b)	115,000	119,292
Manhattan West, Series 2020-1MW, Class D,
2.335% VRN 9/10/39 (b) (f)	290,000	279,258
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.310% 12/15/51	1,015,000	1,151,516

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
VNO Mortgage Trust,
3.903% VRN 1/10/35 (b) (f)	$750,000	$761,754
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class C, 1 mo. USD LIBOR + 1.800% 1.910% FRN 2/15/40 (b)	368,154	368,387
Series 2019-JWDR, Class A, 2.501% VRN 9/15/31 (b) (f)	710,000	705,407
Series 2014-LC18, Class AS, 3.808% 12/15/47	1,695,000	1,750,847
Series 2017-C39, Class B, 4.025% 9/15/50	1,010,000	1,072,844
		22,099,211
Other Asset-Backed Securities — 3.0%
Applebee's Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I
4.194% 6/05/49 (b)	678,150	684,019
Ballyrock CLO 15 Ltd., Series 2021-1A, Class A1, 3 mo. USD LIBOR + 1.060%
1.184% FRN 4/15/34 (b)	495,000	492,056
Bayview Mortgage Fund IV Trust, Series 2017-RT3, Class A,
3.500% VRN 1/28/58 (b) (f)	362,400	359,296
Benefit Street Partners CLO Ltd.
Series 2020-20A, Class AR, 3 mo. USD LIBOR + 1.170% 1.313% FRN 7/15/34 (b)	470,000	469,999
Series 2021-25A, Class B, 3 mo. USD LIBOR + 1.700% 1.943% FRN 1/15/35 (b)	260,000	259,488
Bluemountain CLO Ltd., Series 2015-2A, Class A1R, 3 mo. USD LIBOR + .930%
1.052% FRN 7/18/27 (b)	125,738	125,747
CBAM Ltd., Series 2019-9A, Class A, 3 mo. USD LIBOR + 1.280%
1.404% FRN 2/12/30 (b)	1,230,000	1,230,033
CIFC Funding Ltd.
Series 2020-3A, Class A1R, 3 mo. USD LIBOR + 1.130% 1.254% FRN 10/20/34 (b)	610,000	609,644
Series 2021-3A, Class A, 3 mo. USD LIBOR + 1.140% 1.264% FRN 7/15/36 (b)	585,000	584,999
Series 2020-1A, Class A1R, 3 mo. USD LIBOR + 1.150% 1.274% FRN 7/15/36 (b)	925,000	925,141
DB Master Finance LLC, Series 2021-1A, Class A2I
2.045% 11/20/51 (b)	795,000	781,701
Driven Brands Funding LLC
Series 2020-2A, Class A2, 3.237% 1/20/51 (b)	560,763	569,877
Series 2020-1A, Class A2, 3.786% 7/20/50 (b)	271,563	279,498

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Dryden 86 CLO Ltd., Series 2020-86A, Class A1R, 3 mo. USD LIBOR + 1.100%
1.222% FRN 7/17/34 (b)	$600,000	$598,652
Hardee's Funding LLC
Series 2021-1A, Class A2, 2.865% 6/20/51 (b)	298,500	294,402
Series 2018-1A, Class AII, 4.959% 6/20/48 (b)	314,438	330,288
Hilton Grand Vacations Trust, Series 2020-AA, Class A
2.740% 2/25/39 (b)	247,938	254,244
HPS Loan Management, Series 11A-17, Class BR, 3 mo. USD LIBOR + 1.550%
1.694% FRN 5/06/30 (b)	265,000	263,815
Jack In The Box Funding LLC, Series 2019-1A, Class A2I
3.982% 8/25/49 (b)	535,950	539,614
Kings Park CLO Ltd., Series 2021-1A, Class A, 3 mo. USD LIBOR + 1.130%
1.478% FRN 1/21/35 (b) (g) (h)	610,000	610,000
KKR CLO Ltd., Series 36A, Class B, 3 mo. USD LIBOR + 1.700%
1.815% FRN 10/15/34 (b)	1,205,000	1,200,521
Madison Park Funding Ltd., Series 2019-33A, Class A, 3 mo. USD LIBOR + 1.330%
1.454% FRN 10/15/32 (b)	1,020,000	1,020,253
Mill City Mortgage Loan Trust, Series 2018-1, Class A1,
3.250% VRN 5/25/62 (b) (f)	240,283	244,278
Morgan Stanley Eaton Vance CLO, Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.650%
1.783% FRN 10/20/34 (b)	440,000	436,769
MVW LLC, Series 2020-1A, Class C
4.210% 10/20/37 (b)	184,679	190,158
Neuberger Berman Loan Advisers CLO Ltd.
Series 2019-32A, Class AR, 3 mo. USD LIBOR + .990% 1.114% FRN 1/20/32 (b)	1,445,000	1,445,257
Series 2017-16SA, Class AR, 3 mo. USD LIBOR + 1.040% 1.164% FRN 4/15/34 (b)	765,000	760,807
Series 2021-43A, Class A, 3 mo. USD LIBOR + 1.130% 1.242% FRN 7/17/35 (b)	685,000	684,741
OCP CLO Ltd.
Series 2014-7A, Class A1RR, 3 mo. USD LIBOR + 1.120% 1.252% FRN 7/20/29 (b)	725,000	725,115
Series 2020-19A, Class AR, 3 mo. USD LIBOR + 1.150% 1.282% FRN 10/20/34 (b)	935,000	933,912
Octagon Investment Partners Ltd., Series 2016-1A, Class AR, 3 mo. USD LIBOR + 1.180%
1.304% FRN 1/24/33 (b)	1,300,000	1,297,774

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OZLM Ltd., Series 2014-7RA, Class A1R, 3 mo. USD LIBOR + 1.010%
1.132% FRN 7/17/29 (b)	$330,759	$330,795
Palmer Square CLO Ltd., Series 2021-2A, Class A, 3 mo. USD LIBOR + 1.150%
1.274% FRN 7/15/34 (b)	695,000	695,106
Peace Park CLO Ltd., Series 2021-1A, Class A, 3 mo. USD LIBOR + 1.130%
1.268% FRN 10/20/34 (b)	1,225,000	1,224,996
Sierra Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (b)	209,561	213,083
Symphony CLO Ltd.
Series 2016-17A, Class AR, 3 mo. USD LIBOR + .880% 1.004% FRN 4/15/28 (b)	412,293	412,250
Series 2021-26A, Class AR, 3 mo. USD LIBOR + 1.080% 1.212% FRN 4/20/33 (b)	425,000	424,071
Towd Point Mortgage Trust
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (b) (f)	8,329	8,324
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (b) (f)	388,122	399,575
Wellfleet CLO Ltd., Series 2017-2A, Class A1R, 3 mo. USD LIBOR + 1.060%
1.192% FRN 10/20/29 (b)	650,000	650,263
		23,560,561
Student Loans Asset-Backed Securities — 0.7%
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A, 1.310% 1/15/69 (b)	237,529	236,832
Series 2020-DA, Class A, 1.690% 5/15/69 (b)	214,553	214,632
Series 2019-FA, Class A2, 2.600% 8/15/68 (b)	446,747	452,752
Series 2020-CA, Class B, 2.830% 11/15/68 (b)	470,000	479,283
Nelnet Student Loan Trust, Series 2020-1A, Class A, 1 mo. USD LIBOR + .740%
0.843% FRN 3/26/68 (b)	243,191	244,755
SMB Private Education Loan Trust
Series 2021-A, Class APT1, 1.070% 1/15/53 (b)	587,792	570,548
Series 2020-BA, Class A1A, 1.290% 7/15/53 (b)	257,513	255,129
Series 2020-PTB, Class A2A, 1.600% 9/15/54 (b)	509,565	507,681
Series 2021-A, Class B, 2.310% 1/15/53 (b)	570,000	564,897
Series 2016-B, Class A2A, 2.430% 2/17/32 (b)	503,007	506,937
Series 2018-A, Class A2A, 3.500% 2/15/36 (b)	907,673	936,082
Series 2018-C, Class A2A, 3.630% 11/15/35 (b)	658,788	679,209
		5,648,737

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 2.0%
Angel Oak Mortgage Trust
Series 2021-4, Class A3, 1.446% VRN 1/20/65 (b) (f)	$428,147	$425,556
Series 2020-6, Class A3, 1.775% VRN 5/25/65 (b) (f)	388,321	386,769
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (b) (f)	127,062	127,171
Series 2020-5, Class M1, 2.970% VRN 5/25/65 (b) (f)	275,000	277,444
Series 2019-1, Class A2, 4.022% VRN 11/25/48 (b) (f)	39,736	39,712
BINOM Securitization Trust, Series 2021-INV1, Class A1,
2.034% VRN 6/25/56 (b) (f)	395,000	395,674
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1,
1.699% VRN 4/26/60 (b) (f)	776,017	778,304
CIM Trust
Series 2020-INV1, Class A2, 2.500% VRN 4/25/50 (b) (f)	547,595	550,678
Series 2021-INV1, Class A29, 2.500% VRN 7/01/51 (b) (f)	657,086	650,875
COLT Mortgage Loan Trust, Series 2020-3, Class A1,
1.506% VRN 4/27/65 (b) (f)	93,323	93,508
Ellington Financial Mortgage Trust
Series 2021-2, Class A2, 1.085% VRN 6/25/66 (b) (f)	415,980	411,557
Series 2021-3, Class A1, 1.241% VRN 9/25/66 (b) (f)	401,825	399,386
Series 2019-2, Class A1, 2.739% VRN 11/25/59 (b) (f)	244,320	246,127
Series 2020-1, Class A3, 3.999% VRN 5/25/65 (b) (f)	430,000	436,610
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, 1 mo. USD LIBOR + .850% 0.952% FRN 3/25/50 (b)	115,972	116,035
Series 2018-6RR, Class 2A4, 4.000% VRN 9/25/48 (b) (f)	38,813	39,145
Galton Funding Mortgage Trust
Series 2020-H1, Class A1, 2.310% VRN 1/25/60 (b) (f)	146,475	147,704
Series 2019-H1, Class A1, 2.657% VRN 10/25/59 (b) (f)	4,273	4,295
Series 2019-H1, Class A3, 2.964% VRN 10/25/59 (b) (f)	484,990	486,939
Series 2018-1, Class A23, 3.500% VRN 11/25/57 (b) (f)	36,956	37,303
GCAT Trust, Series 2021-NQM4, Class A3,
1.556% VRN 8/25/66 (b) (f)	253,941	251,811
GMRF Mortgage Acquisition Co., Series 2019-1, Class A22,
4.000% VRN 2/25/59 (b) (f)	22,783	23,023
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (b) (f)	518,572	518,648
Series 2020-INV1, Class A14, 2.962% VRN 10/25/50 (b) (f)	315,879	318,269
Homeward Opportunities Fund I Trust
Series 2020-2, Class A1, 1.657% VRN 5/25/65 (b) (f)	158,340	158,582
Series 2019-3, Class A3, 3.031% VRN 11/25/59 (b) (f)	142,999	143,022
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
1.073% VRN 9/25/56 (b) (f)	270,652	268,693

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Trust
Series 2020-INV1, Class A11, 1 mo. USD LIBOR + .830% 0.922% FRN 8/25/50 (b)	$98,482	$98,517
Series 2020-LTV1, Class B1, 3.342% VRN 6/25/50 (b) (f)	363,490	369,989
Series 2019-INV2, Class A3, 3.500% VRN 2/25/50 (b) (f)	80,213	81,163
Series 2019-INV3, Class A3, 3.500% VRN 5/25/50 (b) (f)	178,853	182,052
Series 2020-LTV1, Class A3, 3.500% VRN 6/25/50 (b) (f)	84,761	85,146
Series 2020-INV1, Class A3, 3.500% VRN 8/25/50 (b) (f)	155,499	157,893
Series 2020-5, Class B2, 3.623% VRN 12/25/50 (b) (f)	343,722	352,424
MFA Trust, Series 2021-NQM2, Class A1,
1.029% VRN 11/25/64 (b) (f)	312,046	309,685
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (b) (f)	186,197	187,063
Series 2021-INV2, Class A2, 2.500% VRN 9/25/51 (b) (f)	778,300	777,753
Series 2019-NQM5, Class A1, 2.710% VRN 11/25/59 (b) (f)	375,560	378,953
OBX Trust
Series 2021-NQM3, Class A1, 1.054% VRN 7/25/61 (b) (f)	395,103	391,933
Series 2020-EXP1, Class 1A8, 3.500% VRN 2/25/60 (b) (f)	359,984	366,032
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750% 0.852% FRN 2/25/60 (b)	247,782	248,016
Series 2020-EXP2, Class A8, 3.000% VRN 5/25/60 (b) (f)	407,218	411,634
Series 2020-INV1, Class A5, 3.500% VRN 12/25/49 (b) (f)	197,805	201,329
Series 2019-EXP3, Class 1A8, 3.500% VRN 10/25/59 (b) (f)	114,886	117,004
Series 2019-INV2, Class A25, 4.000% VRN 5/27/49 (b) (f)	174,353	177,136
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (b) (f)	144,020	146,685
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (b) (f)	150,509	151,717
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (b) (f)	187,097	188,737
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (b) (f)	41,987	42,279
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (b) (f)	49,989	50,292
SG Residential Mortgage Trust, Series 2019-3, Class A1,
2.703% VRN 9/25/59 (b) (f)	44,231	44,203
TRK Trust, Series 2021-INV1, Class A1,
1.153% VRN 7/25/56 (b) (f)	399,607	395,361
Verus Securitization Trust
Series 2021-5, Class A2, 1.218% VRN 9/25/66 (b) (f)	372,509	369,681
Series 2019-4, Class A1, 2.642% STEP 11/25/59 (b)	249,441	251,449
Series 2019-INV3, Class A1, 2.692% VRN 11/25/59 (b) (f)	468,069	472,297
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (b)	194,582	195,337
Series 2019-INV2, Class A2, 3.117% VRN 7/25/59 (b) (f)	408,494	411,294
Series 2020-INV1, Class A3, 3.889% VRN 3/25/60 (b) (f)	100,000	102,385
Vista Point Securitization Trust

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-1, Class A1, 1.763% VRN 3/25/65 (b) (f)	$187,272	$187,647
Series 2020-2, Class M1, 3.401% VRN 4/25/65 (b) (f)	350,000	355,436
		15,991,362
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.6%
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A20, 2.500% VRN 6/25/51 (b) (f)	1,054,083	1,041,296
Series 2021-4, Class A20, 2.500% VRN 10/25/51 (b) (f)	477,578	473,063
CIM Trust, Series 2019-INV3, Class A15,
3.500% VRN 8/25/49 (b) (f)	92,053	93,434
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
2.500% VRN 11/25/51 (b) (f)	503,065	498,309
Hundred Acre Wood Trust
2.500% VRN 7/25/51 (b) (f)	952,987	943,978
Series 2021-INV2, Class A27, 2.500% VRN 10/25/51 (b) (f)	301,440	297,961
JP Morgan Mortgage Trust
Series 2019-INV3, Class A15, 3.500% VRN 5/25/50 (b) (f)	153,969	156,419
Series 2020-LTV1, Class A15, 3.500% VRN 6/25/50 (b) (f)	36,234	36,386
MFA 2021-AEINV2 Trust, Series 2021-AEI2, Class A15,
2.500% VRN 10/25/51 (b) (f)	605,000	595,499
Onslow Bay Financial LLC, Series 2020-EXP3, Class 1A8,
3.000% VRN 1/25/60 (b) (f)	382,943	385,532
Sequoia Mortgage Trust
Series 2018-CH1, Class A19, 4.000% VRN 3/25/48 (b) (f)	141,602	143,175
Series 2018-CH2, Class A21, 4.000% VRN 6/25/48 (b) (f)	40,541	41,086
		4,706,138

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $75,839,066)		76,164,898

SOVEREIGN DEBT OBLIGATIONS — 16.0%
1Malaysia Development Berhad Global Investments Ltd.
4.400% 3/09/23 (b)	1,000,000	1,009,500
Albania Government International Bond
3.500% 10/09/25 EUR (b) (c)	160,000	189,902
3.500% 10/09/25 EUR (b) (c)	115,000	136,492
3.500% 6/16/27 EUR (b) (c)	105,000	124,145
3.500% 11/23/31 EUR (b) (c)	490,000	547,544
Australia Government International Bond
3.000% 3/21/47 AUD (b) (c)	1,550,000	1,259,185
Bonos de la Tesoreria de la Republica en pesos

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.700% 9/01/30 CLP (b) (c)	$3,325,000,000	$3,713,697
5.000% 10/01/28 CLP (b) (c)	385,000,000	443,861
Bonos Tesoreria Pesos
4.500% 3/01/26 CLP (c)	445,000,000	512,899
Brazil Notas do Tesouro Nacional Serie F
10.000% 1/01/25 BRL (c)	4,471,000	752,032
Canadian Government Real Return Bond
4.000% 12/01/31 CAD (c)	4,016,167	4,644,812
Croatia Government International Bond
1.125% 6/19/29 EUR (b) (c)	465,000	539,329
1.125% 3/04/33 EUR (b) (c)	184,000	207,913
3.875% 5/30/22 EUR (b) (c)	400,000	462,768
Cyprus Government International Bond
0.010% 2/09/26 EUR (b) (c)	245,000	276,824
1.250% 1/21/40 EUR (b) (c)	45,000	51,452
1.500% 4/16/27 EUR (b) (c)	70,000	84,298
2.375% 9/25/28 EUR (b) (c)	1,177,000	1,510,732
2.750% 2/26/34 EUR (b) (c)	93,000	128,231
2.750% 5/03/49 EUR (b) (c)	114,000	169,751
3.750% 7/26/23 EUR (b) (c)	100,000	121,136
3.750% 7/26/23 EUR (b) (c)	120,000	145,364
3.875% 5/06/22 EUR (b) (c)	220,000	254,002
4.250% 11/04/25 EUR (b) (c)	10,000	13,229
4.250% 11/04/25 EUR (b) (c)	460,000	608,558
Czech Republic Government Bond
2.400% 9/17/25 CZK (b) (c)	22,450,000	992,556
Czech Republic International Bond
3.875% 5/24/22 EUR (b) (c)	460,000	531,775
Deutsche Bundesrepublik Inflation Linked Bond
0.100% 4/15/26 EUR (b) (c)	3,691,227	4,651,670
0.500% 4/15/30 EUR (b) (c)	5,009,794	7,056,691
Egypt Government International Bond
4.750% 4/11/25 EUR (b) (c)	290,000	326,863
Export Import Bank of Thailand
1.457% 10/15/25 (b)	200,000	197,928
France Government Bond OAT
0.010% 11/25/30 EUR (b) (c)	3,295,000	3,716,670
1.250% 5/25/36 EUR (b) (c)	1,872,000	2,362,724
Hellenic Republic Government Bond
0.750% 6/18/31 EUR (b) (c)	585,000	631,939
Hungary Government Bond
2.250% 4/20/33 HUF (c)	1,188,650,000	2,937,585

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Iceland Government International Bond
0.010% 4/15/28 EUR (b) (c)	$346,000	$385,252
Indonesia Government International Bond
3.750% 6/14/28 EUR (b) (c)	1,280,000	1,692,324
6.125% 5/15/28 IDR (c)	14,144,000,000	1,009,249
8.750% 5/15/31 IDR (c)	4,710,000,000	380,683
Ireland Government International Bond
0.200% 10/18/30 EUR (b) (c)	1,582,000	1,812,381
1.350% 3/18/31 EUR (b) (c)	1,335,000	1,692,460
1.500% 5/15/50 EUR (b) (c)	73,000	95,619
2.000% 2/18/45 EUR (b) (c)	191,000	277,353
Israel Government International Bond
1.500% 1/18/27 EUR (b) (c)	530,000	645,983
1.750% 8/31/25 ILS (c)	4,274,000	1,453,122
5.500% 1/31/42 ILS (c)	3,981,000	2,095,106
Italy Buoni Poliennali Del Tesoro
0.650% 5/15/26 EUR (b) (c)	2,827,707	3,482,074
1.600% 6/01/26 EUR (b) (c)	3,023,000	3,630,086
2.800% 3/01/67 EUR (b) (c)	1,146,000	1,473,682
Ivory Coast Government International Bond
4.875% 1/30/32 EUR (b) (c)	105,000	114,837
Japan Government Thirty Year Bond
1.700% 9/20/44 JPY (c)	298,550,000	3,235,983
2.200% 9/20/39 JPY (c)	275,600,000	3,125,807
2.500% 9/20/37 JPY (c)	427,550,000	4,945,389
Japan Government Twenty Year Bond
0.600% 6/20/37 JPY (c)	337,100,000	3,052,362
0.700% 3/20/37 JPY (c)	149,900,000	1,377,365
1.200% 12/20/34 JPY (c)	126,050,000	1,232,393
Japanese Government CPI Linked Bond
0.005% 3/10/31 JPY (c)	500,185,564	4,515,715
0.100% 3/10/24 JPY (c)	166,263,600	1,468,520
0.100% 9/10/24 JPY (c)	169,357,800	1,501,002
0.100% 3/10/25 JPY (c)	186,740,900	1,661,561
0.200% 3/10/30 JPY (c)	83,299,086	778,824
Korea National Oil Corp.
1.625% 10/05/30 (b)	440,000	417,960
Korea South-East Power Co. Ltd.
1.000% 2/03/26 (b)	400,000	389,584
Latvia Government International Bond
0.375% 10/07/26 EUR (b) (c)	2,114,000	2,438,558
Malaysia Government Bond
3.844% 4/15/33 MYR (c)	590,000	142,187

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.642% 11/07/33 MYR (c)	$3,255,000	$839,685
4.736% 3/15/46 MYR (c)	5,640,000	1,429,364
4.921% 7/06/48 MYR (c)	6,645,000	1,737,182
Malaysia Government International Bond
4.065% 6/15/50 MYR (c)	3,336,000	781,606
4.935% 9/30/43 MYR (c)	325,000	85,191
Mexican Bonos
8.500% 5/31/29 MXN (c)	21,830,000	1,127,808
Morocco Government International Bond
1.375% 3/30/26 EUR (b) (c)	160,000	182,725
National Highways Authority of India
7.300% 5/18/22 INR (b) (c)	100,000,000	1,354,157
New South Wales Treasury Corp.
4.000% 5/20/26 AUD (b) (c)	680,000	547,581
4.000% 5/20/26 AUD (b) (c)	860,000	692,529
North Macedonia Government International Bond
1.625% 3/10/28 EUR (b) (c)	400,000	426,937
Norway Government Bond
3.000% 3/14/24 NOK (b) (c)	2,700,000	317,015
Philippine Government International Bond
0.250% 4/28/25 EUR (c)	125,000	141,649
Portugal Obrigacoes do Tesouro OT
4.100% 2/15/45 EUR (b) (c)	217,000	399,799
Province of Ontario Canada
3.500% 6/02/43 CAD (c)	140,000	129,810
3.500% 6/02/43 CAD (c)	62,000	57,487
Republic of South Africa Government Bond
7.000% 2/28/31 ZAR (c)	7,094,000	374,210
8.000% 1/31/30 ZAR (c)	7,265,000	420,444
10.500% 12/21/26 ZAR (c)	12,155,000	843,652
Romanian Government International Bond
1.375% 12/02/29 EUR (b) (c)	110,000	119,398
2.000% 1/28/32 EUR (b) (c)	110,000	116,155
2.000% 1/28/32 EUR (b) (c)	380,000	401,264
2.124% 7/16/31 EUR (b) (c)	642,000	696,548
2.875% 10/28/24 EUR (b) (c)	100,000	121,229
2.875% 5/26/28 EUR (b) (c)	560,000	686,135
2.875% 3/11/29 EUR (b) (c)	96,000	116,188
3.624% 5/26/30 EUR (b) (c)	670,000	826,769
Russian Federal Bond - OFZ
8.150% 2/03/27 RUB (c)	29,733,000	394,048
Serbia Government International Bond
1.500% 6/26/29 EUR (b) (c)	450,000	493,984

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.050% 9/23/36 EUR (b) (c)	$430,000	$447,086
Serbia International Bond
1.000% 9/23/28 EUR (b) (c)	850,000	915,928
Serbia Treasury Bonds
4.500% 8/20/32 RSD (c)	81,410,000	804,955
Singapore Government International Bond
2.875% 7/01/29 SGD (c)	990,000	796,693
3.125% 9/01/22 SGD (c)	1,130,000	852,867
Slovenia Government International Bond
0.275% 1/14/30 EUR (b) (c)	639,000	726,637
1.500% 3/25/35 EUR (b) (c)	398,000	501,157
3.125% 8/07/45 EUR (b) (c)	237,000	394,699
5.250% 2/18/24 (b)	200,000	217,507
5.250% 2/18/24 (b)	200,000	217,507
Thailand Government International Bond
1.600% 12/17/29 THB (c)	4,400,000	129,128
2.000% 12/17/31 THB (c)	61,000,000	1,841,079
3.650% 6/20/31 THB (c)	22,344,000	769,880
United Kingdom Gilt
0.625% 6/07/25 GBP (b) (c)	2,408,000	3,253,531
0.625% 10/22/50 GBP (b) (c)	732,000	870,608
4.250% 12/07/46 GBP (b) (c)	1,119,000	2,511,020
4.750% 12/07/30 GBP (b) (c)	1,784,000	3,209,931
United Kingdom Inflation-Linked Gilt
0.750% 3/22/34 GBP (b) (c)	402,909	826,116
		126,984,356

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $132,504,113)		126,984,356

U.S. Government Agency Obligations and Instrumentalities (i) — 17.9%
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 4977, Class IO 4.500% 5/25/50	317,623	50,944
Federal Home Loan Multifamily Structured Pass Through Certificates
Series 2019-K98, Class B, 3.737% VRN 10/25/52 (b) (f)	335,000	361,919
Series 2019-K736, Class B, 3.758% VRN 7/25/26 (b) (f)	585,000	624,114
Series 2018-K73, Class B, 3.852% VRN 2/25/51 (b) (f)	665,000	716,611
Series 2018-K731, Class B, 3.933% VRN 2/25/25 (b) (f)	720,000	762,854
		2,516,442

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 16.7%
Federal Home Loan Mortgage Corp.
Pool #SB8509 2.000% 1/01/36	$970,573	$995,489
Pool #RC2163 2.000% 8/01/36	287,657	295,312
Pool #RC2083 2.000% 9/01/36	470,038	482,546
Pool #RC2220 2.000% 9/01/36	515,524	529,241
Pool #RA6505 2.000% 12/01/51 (j)	1,568,500	1,567,564
Pool #QC1292 2.500% 5/01/51	20,932	21,412
Pool #QC3425 2.500% 6/01/51	279,526	286,347
Pool #QC2902 2.500% 6/01/51	51,671	53,223
Pool #QC3551 2.500% 7/01/51	23,798	24,379
Pool #QC5137 2.500% 8/01/51	69,444	71,044
Pool #QC5575 2.500% 8/01/51	87,359	89,360
Pool #SB0222 3.000% 11/01/34	208,478	220,251
Pool #ZS4693 3.000% 12/01/46	85,866	89,812
Pool #G08756 3.000% 4/01/47	36,351	38,015
Pool #SD0080 3.000% 9/01/49	162,898	172,942
Pool #SD7531 3.000% 12/01/50	192,401	202,655
Pool #SB0015 3.500% 6/01/33	194,488	205,614
Pool #U90690 3.500% 6/01/42	62,667	67,659
Pool #U99051 3.500% 6/01/43	63,351	68,298
Pool #ZT0179 3.500% 11/01/47	902,633	965,244
Pool #RA1202 3.500% 8/01/49	144,698	153,994
Pool #SD0212 3.500% 12/01/49	197,394	210,074
Pool #SD0617 3.500% 11/01/50	137,089	146,024
Pool #RA1906 4.000% 12/01/49	499,660	537,528
Pool #SD8039 4.000% 1/01/50	345,625	367,175
Pool #SD0422 4.500% 7/01/45	148,252	163,067
Pool #RA2607 4.500% 5/01/50	77,978	84,007
Pool #ZS3941 5.000% 12/01/41	49,119	55,122
Federal National Mortgage Association
Pool #CB0570 2.000% 5/01/36	1,076,716	1,104,694
Pool #CB2357 2.000% 12/01/51 (j)	2,109,486	2,108,228
Pool #BM3859 2.500% 8/01/31	116,278	120,593
Pool #BC9043 2.500% 11/01/31	363,219	377,264
Pool #BM1890 2.500% 1/01/32	89,968	93,306
Pool #BT1265 2.500% 6/01/51	613,445	628,416
Pool #BT0163 2.500% 6/01/51	67,354	69,377
Pool #BT1288 2.500% 7/01/51	521,922	534,659
Pool #CB1331 2.500% 8/01/51	812,005	829,792
Pool #FM8320 2.500% 8/01/51	90,122	92,321
Pool #CB1783 2.500% 10/01/51	2,191,486	2,245,826

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CB1866 2.500% 10/01/51	$1,726,770	$1,770,127
Pool #AS7056 3.000% 4/01/31	285,363	299,427
Pool #BM5111 3.000% 11/01/33	131,801	138,585
Pool #CA4885 3.000% 12/01/34	484,344	512,149
Pool #BO7256 3.000% 1/01/35	229,571	241,961
Pool #FM2547 3.000% 2/01/35	409,283	432,779
Pool #FM8540 3.000% 11/01/35	269,098	282,359
Pool #AL9412 3.000% 11/01/36	261,739	275,975
Pool #CA5597 3.000% 4/01/40	915,670	970,338
Pool #BM4221 3.000% 1/01/43	142,611	150,323
Pool #BM5468 3.000% 2/01/43	224,590	236,735
Pool #AB9248 3.000% 5/01/43	61,623	64,917
Pool #AU1629 3.000% 7/01/43	15,998	16,853
Pool #AS0406 3.000% 9/01/43	89,115	94,964
Pool #BM5469 3.000% 3/01/44	410,114	432,035
Pool #BM3380 3.000% 6/01/46	358,549	379,843
Pool #MA2670 3.000% 7/01/46	135,206	141,461
Pool #FM5500 3.000% 9/01/46	468,786	494,136
Pool #AS8295 3.000% 11/01/46	315,652	336,469
Pool #MA2806 3.000% 11/01/46	249,792	261,271
Pool #BD8462 3.000% 11/01/46	1,408,785	1,486,729
Pool #BM4896 3.000% 2/01/47	722,905	761,546
Pool #FM1000 3.000% 4/01/47	208,777	218,370
Pool #MA2956 3.000% 4/01/47	162,344	169,703
Pool #BM1418 3.000% 4/01/47	1,606,164	1,695,029
Pool #BM4744 3.000% 6/01/47	140,982	150,280
Pool #FM1572 3.000% 9/01/48	289,322	302,617
Pool #FM5499 3.000% 2/01/49	195,565	204,552
Pool #FM1445 3.000% 8/01/49	141,595	150,324
Pool #CA4108 3.000% 9/01/49	899,997	947,632
Pool #CA4794 3.000% 12/01/49	384,399	400,020
Pool #CA5337 3.000% 3/01/50	750,820	781,567
Pool #CA5540 3.000% 4/01/50	16,793	17,591
Pool #CA6314 3.000% 7/01/50	233,879	244,224
Pool #BQ1348 3.000% 8/01/50	155,413	161,809
Pool #CA6738 3.000% 8/01/50	300,461	313,001
Pool #BQ5052 3.000% 9/01/50	23,706	24,682
Pool #CA7755 3.000% 10/01/50	565,749	589,536
Pool #FM7072 3.000% 4/01/51	792,130	830,634
Pool #FM3462 3.500% 12/01/33	435,208	460,715
Pool #AS4449 3.500% 2/01/35	131,638	140,547
Pool #FM3340 3.500% 5/01/35	14,276	15,054
Pool #FM8137 3.500% 9/01/35	150,229	159,128

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1283 3.500% 12/01/42	$50,617	$54,549
Pool #MA1373 3.500% 3/01/43	78,134	84,203
Pool #MA1437 3.500% 5/01/43	74,453	80,236
Pool #MA1546 3.500% 8/01/43	175,852	189,512
Pool #AL6167 3.500% 1/01/44	702,186	756,730
Pool #AS5182 3.500% 6/01/45	425,821	455,038
Pool #BC1747 3.500% 1/01/46	1,148,298	1,222,423
Pool #BM5785 3.500% 9/01/46	114,355	122,201
Pool #BM4582 3.500% 8/01/47	130,574	140,145
Pool #BM3122 3.500% 10/01/47	1,817,315	1,949,393
Pool #MA3210 3.500% 12/01/47	42,871	45,508
Pool #CA0858 3.500% 12/01/47	65,685	69,519
Pool #MA3238 3.500% 1/01/48	834,870	882,567
Pool #BH9277 3.500% 2/01/48	463,489	489,823
Pool #CA1189 3.500% 2/01/48	194,658	205,718
Pool #FM1001 3.500% 11/01/48	56,676	60,246
Pool #FM8196 3.500% 12/01/48	928,926	987,729
Pool #FM3972 3.500% 7/01/50	322,286	341,077
Pool #FM8086 3.500% 7/01/51	140,800	149,471
Pool #BF0198 4.000% 11/01/40	132,439	143,076
Pool #MA0639 4.000% 2/01/41	413,381	447,833
Pool #AL2745 4.000% 3/01/42	617,978	672,441
Pool #BM3385 4.000% 6/01/45	699,829	756,038
Pool #FM2673 4.000% 10/01/45	1,008,109	1,092,147
Pool #AL8387 4.000% 3/01/46	991,020	1,070,617
Pool #MA3088 4.000% 8/01/47	41,022	44,086
Pool #MA3149 4.000% 10/01/47	519,309	557,125
Pool #MA3467 4.000% 9/01/48	5,455	5,804
Pool #BM5527 4.000% 10/01/48	136,370	147,280
Pool #BM5147 4.000% 10/01/48	30,926	33,770
Pool #FM3664 4.000% 3/01/49	1,090,941	1,162,882
Pool #CA3503 4.000% 5/01/49	85,795	91,151
Pool #CA4571 4.000% 11/01/49	114,191	121,275
Pool #CA4823 4.000% 12/01/49	180,515	191,714
Pool #AL0065 4.500% 4/01/41	228,432	250,466
Pool #AI1888 4.500% 5/01/41	263,335	288,736
Pool #AL0160 4.500% 5/01/41	336,478	368,935
Pool #AL6536 4.500% 3/01/45	360,183	394,701
Pool #BM4185 4.500% 9/01/46	181,678	198,862
Pool #FM2899 4.500% 11/01/46	423,628	466,273
Pool #FM5708 4.500% 5/01/47	217,560	238,546
Pool #BM3148 4.500% 11/01/47	183,442	200,471
Pool #BM4343 4.500% 5/01/48	382,357	419,837

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA2204 4.500% 8/01/48	$62,694	$67,223
Pool #CA2207 4.500% 8/01/48	44,689	48,144
Pool #FM7311 4.500% 3/01/49	573,081	614,704
Pool #CA5186 4.500% 1/01/50	33,793	36,374
Pool #CA5696 4.500% 5/01/50	132,119	142,458
Pool #AD6438 5.000% 6/01/40	58,922	66,018
Pool #AL9893 5.000% 2/01/45	325,295	364,743
Pool #FM4212 5.000% 12/01/47	531,021	591,995
Pool #BM3279 5.500% 5/01/44	1,270,525	1,441,181
Pool #BM4971 6.000% 7/01/41	229,028	265,577
Government National Mortgage Association Pool #AA5821 3.000% 11/15/42	48,276	51,188
Government National Mortgage Association II
Pool #MA7649 2.500% 10/20/51	3,418,438	3,509,065
Pool #MA7767 2.500% 12/20/51 (j)	3,110,000	3,192,693
Pool #MA2600 3.000% 2/20/45	99,953	105,055
Pool #MA2825 3.000% 5/20/45	198,188	208,118
Pool #MA2891 3.000% 6/20/45	1,095,916	1,150,825
Pool #MA3662 3.000% 5/20/46	131,589	137,730
Pool #MA3802 3.000% 7/20/46	63,320	66,275
Pool #MA3873 3.000% 8/20/46	364,965	381,997
Pool #MA4195 3.000% 1/20/47	442,891	463,005
Pool #MA6144 3.000% 9/20/49	19,123	19,585
Pool #MA6209 3.000% 10/20/49	111,331	114,021
Pool #MA6399 3.000% 1/20/50	60,973	62,446
Pool #MA6531 3.000% 3/20/50	191,640	196,271
Pool #MA6589 3.000% 4/20/50	85,519	87,452
Pool #MA6757 3.000% 7/20/50	152,320	155,763
Pool #MA7473 3.000% 7/20/51	1,856,388	1,924,309
Pool #MA7650 3.000% 10/20/51	340,848	353,852
Pool #MA0318 3.500% 8/20/42	195,187	208,890
Pool #MA1012 3.500% 5/20/43	413,003	441,999
Pool #MA1090 3.500% 6/20/43	164,476	176,023
Pool #AL1773 3.500% 1/20/45	210,479	224,335
Pool #MA3310 3.500% 12/20/45	93,108	98,365
Pool #MA3597 3.500% 4/20/46	139,704	147,460
Pool #MA3663 3.500% 5/20/46	109,268	115,335
Pool #MA3736 3.500% 6/20/46	296,821	312,837
Pool #MA3803 3.500% 7/20/46	21,276	22,424
Pool #MA3937 3.500% 9/20/46	141,852	149,506
Pool #MA4004 3.500% 10/20/46	541,503	570,721
Pool #MA4382 3.500% 4/20/47	25,526	26,856
Pool #MA4586 3.500% 7/20/47	49,118	51,569

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA4719 3.500% 9/20/47	$17,466	$18,338
Pool #MA4900 3.500% 12/20/47	237,697	249,111
Pool #784474 3.500% 2/20/48	200,373	213,314
Pool #MA784472 3.500% 2/20/48	352,358	379,078
Pool #785087 3.500% 2/20/48	770,019	811,567
Pool #784504 3.500% 2/20/48	150,181	159,880
Pool #784891 3.500% 4/20/48	854,867	909,542
Pool #MA7536 3.500% 8/20/51	957,293	1,000,270
Pool #MA3245 4.000% 11/20/45	202,939	218,509
Pool #MA4511 4.000% 6/20/47	131,867	140,501
Pool #MA4720 4.000% 9/20/47	477,103	507,445
Pool #MA4838 4.000% 11/20/47	118,594	126,025
Pool #MA6934 4.000% 10/20/50	1,402,800	1,476,561
Pool #MA2894 4.500% 6/20/45	188,350	206,745
Pool #MA2963 4.500% 7/20/45	71,115	78,060
Pool #MA3312 4.500% 12/20/45	3,420	3,748
Pool #MA4588 4.500% 7/20/47	368,297	396,327
Pool #MA4654 4.500% 8/20/47	55,672	59,856
Pool #MA4781 5.000% 10/20/47	395,811	432,423
Pool #MA5194 5.000% 5/20/48	85,475	91,779
Pool #BF2644 5.000% 5/20/48	4,731	5,165
Pool #MA5266 5.000% 6/20/48	599,174	642,239
Pool #BF2878 5.000% 6/20/48	16,043	17,517
Pool #MA5988 5.000% 6/20/49	214,156	228,645
Pool #MA5081 5.500% 3/20/48	66,268	72,021
Pool #MA5140 5.500% 4/20/48	48,090	52,175
Pool #MA5195 5.500% 5/20/48	155,788	168,485
Pool #MA5469 5.500% 9/20/48	554	597
Pool #MA5531 5.500% 10/20/48	14,529	15,658
Pool #MA5598 5.500% 11/20/48	66,235	71,385
Pool #MA5654 5.500% 12/20/48	211,930	228,275
Pool #MA5713 5.500% 1/20/49	54,344	58,535
Pool #MA5820 5.500% 3/20/49	51,980	55,940
Government National Mortgage Association II TBA
2.000% 5/01/51 (j)	4,470,000	4,515,398
2.500% 4/01/51 (j)	1,315,000	1,348,286
3.000% 7/01/49 (j)	3,160,000	3,271,341
3.500% 4/01/49 (j)	655,000	682,230
Uniform Mortgage Backed Securities TBA
2.000% 7/01/51 (j)	22,130,000	22,088,506
2.500% 7/01/51 (j)	15,275,000	15,601,980
3.000% 5/01/49 (j)	1,415,000	1,464,414
4.000% 2/01/49 (j)	1,245,000	1,324,272

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.500% 6/01/48 (j)	$2,505,000	$2,684,264
		132,216,819
Whole Loans — 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, SOFR30A + .700% 0.750% FRN 8/25/33 (b)	146,175	146,092
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.853% FRN 9/25/48 (b)	709	709
Series 2021-HQA3, Class M1, SOFR30A + .850% 0.900% FRN 9/25/41 (b)	560,000	559,652
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + .800% 0.903% FRN 12/25/30 (b)	92,427	92,442
Series 2021-HQA4, Class M1, SOFR30A + .950% 1.000% FRN 12/25/41 (b)	710,000	708,593
Series 2018-DNA1, Class M2AT, 1 mo. USD LIBOR + 1.050% 1.153% FRN 7/25/30	378,220	378,633
Series 2018-HQA1, Class M2AS, 1 mo. USD LIBOR + 1.100% 1.203% FRN 9/25/30	310,721	310,868
Series 2019, Class M2, 1 mo. USD LIBOR + 1.400% 1.503% FRN 2/25/49 (b)	389,013	390,141
Series 2021-DNA5, Class M2, SOFR30A + 1.650% 1.700% FRN 1/25/34 (b)	285,000	286,145
Series 2017-HQA3, Class M2, 1 mo. USD LIBOR + 2.350% 2.453% FRN 4/25/30	602,437	611,059
Series 2020-DNA5, Class M2, SOFR30A + 2.800% 2.850% FRN 10/25/50 (b)	454,126	457,672
Series 2015-DNA3, Class M3, 1 mo. USD LIBOR + 4.700% 4.803% FRN 4/25/28	456,581	470,753
Series 2016-HQA2, Class M3, 1 mo. USD LIBOR + 5.150% 5.253% FRN 11/25/28	682,822	706,221
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2018-C01, Class 1ED2, 1 mo. USD LIBOR + .850% 0.953% FRN 7/25/30	618,153	618,153
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 1.203% FRN 11/25/29	720,993	721,875
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 1.453% FRN 9/25/29	48,322	48,722
Series 2021-R03, Class 1M2, SOFR30A + 1.650% 1.700% FRN 12/25/41 (b)	345,000	345,276

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 2.753% FRN 2/25/30	$520,000	$528,009
		7,381,015

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $141,393,485)		142,114,276

U.S. TREASURY OBLIGATIONS — 17.5%
U.S. Treasury Bonds & Notes — 17.5%
U.S. Treasury Bond
2.000% 11/15/41	11,405,000	11,533,306
2.000% 8/15/51	6,090,000	6,194,071
2.375% 5/15/51	10,455,000	11,526,283
U.S. Treasury Note
0.125% 5/15/23	8,480,000	8,431,298
0.125% 6/30/23	11,180,000	11,103,234
0.125% 1/15/24 (k)	15,795,000	15,594,656
0.125% 2/15/24 (d)	2,320,000	2,289,845
0.250% 3/15/24	7,210,000	7,124,110
0.250% 5/15/24	4,805,000	4,740,270
0.250% 6/15/24	17,785,000	17,525,223
0.375% 7/15/24	800,000	790,215
0.625% 10/15/24	800,000	793,745
0.875% 9/30/26	13,510,000	13,278,821
1.125% 10/31/26	11,500,000	11,432,266
1.250% 11/30/26	16,605,000	16,607,713
		138,965,056

TOTAL U.S. TREASURY OBLIGATIONS (Cost $139,723,830)		138,965,056

TOTAL BONDS & NOTES (Cost $747,425,079)		746,090,394

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.5%

Diversified Financial Services — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (l)	3,973,213	$3,973,213

TOTAL MUTUAL FUNDS (Cost $3,973,213)		3,973,213

TOTAL PURCHASED OPTIONS — 0.0% (Cost $75,761)		95,149

TOTAL LONG-TERM INVESTMENTS (Cost $751,726,746)		750,390,879

SHORT-TERM INVESTMENTS — 13.3%
Mutual Fund — 12.9%
T. Rowe Price Government Reserve Investment Fund	102,412,072	102,412,072

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (m)	$2,065,406	2,065,406
Sovereign Debt Obligation — 0.1%
Egypt Treasury Bills 0.010% 1/04/22 EGP (c)	8,100,000	515,454
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.101% 5/19/22 (n)	900,000	899,668

TOTAL SHORT-TERM INVESTMENTS (Cost $105,891,898)		105,892,600

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 107.8% (Cost $857,618,644) (o)		$856,283,479

Other Assets/(Liabilities) — (7.8)%		(62,080,913)

NET ASSETS — 100.0%		$794,202,566

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
IO	Interest Only
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at December 31, 2021 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $239,570,982 or 30.16% of net assets.
(c)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $5,608,178 or 0.71% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,762,658 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is perpetual and has no stated maturity date.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.
(g)	Investment was valued using significant unobservable inputs.
(h)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $610,000 or 0.08% of net assets.
(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(k)	All or a portion of this security is pledged/held as collateral for open derivatives.
(l)	Represents investment of security lending cash collateral. (Note 2).
(m)	Maturity value of $2,065,406. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $2,106,763.
(n)	The rate shown represents yield-to-maturity.
(o)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
USD Put EUR Call	UBS AG	2/25/22	1.14	11,060,000	USD	11,060,000	$95,149	$75,761	$19,388

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/21/22	USD	880,381	CNH	5,735,769	$(20,978)
Bank of America N.A.	1/21/22	IDR	4,903,916,712	USD	340,620	3,026
Bank of America N.A.	2/25/22	USD	129,209	GBP	96,760	(1,735)
Barclays Bank PLC	1/21/22	USD	1,151,919	CNH	7,501,872	(26,978)
Barclays Bank PLC	1/21/22	USD	504,477	TWD	13,973,000	(553)
Barclays Bank PLC	1/21/22	USD	762,257	INR	57,296,923	(7,152)
Barclays Bank PLC	1/21/22	USD	9,307,178	JPY	1,063,205,463	63,262
Barclays Bank PLC	1/21/22	USD	1,016,169	AUD	1,431,000	(25,003)
Barclays Bank PLC	2/25/22	USD	897,440	GBP	680,000	(22,799)
BNP Paribas SA	1/07/22	USD	801,451	CLP	653,198,907	35,044
BNP Paribas SA	1/07/22	CLP	1,580,823,574	USD	1,857,719	(2,918)
BNP Paribas SA	1/21/22	CNH	18,264,800	USD	2,805,181	65,078
BNP Paribas SA	1/21/22	USD	1,208,237	CAD	1,525,000	2,674
BNP Paribas SA	1/21/22	USD	1,968,674	RUB	147,057,000	14,916
BNP Paribas SA	2/25/22	EUR	397,001	USD	448,611	3,846
BNP Paribas SA	2/25/22	USD	1,513,016	SEK	13,670,000	(401)
BNP Paribas SA	3/11/22	USD	1,763,427	MYR	7,485,747	(28,314)
BNP Paribas SA	3/11/22	USD	196,255	THB	6,636,259	(2,349)
BNP Paribas SA	3/11/22	USD	506,823	CLP	430,216,404	6,986
BNP Paribas SA	4/08/22	USD	796,309	CLP	690,414,574	(2,224)
Citibank N.A.	1/12/22	USD	452,087	RSD	46,140,000	5,351
Citibank N.A.	1/14/22	CZK	21,763,239	USD	986,713	8,403
Citibank N.A.	1/14/22	MXN	23,685,492	USD	1,128,116	26,767
Citibank N.A.	1/14/22	USD	202,952	MXN	4,180,000	(861)
Citibank N.A.	1/20/22	ILS	3,222,200	USD	1,001,848	34,633
Citibank N.A.	1/20/22	USD	3,366,292	ILS	10,916,716	(145,276)
Citibank N.A.	1/21/22	CAD	1,138,000	USD	921,970	(22,343)
Citibank N.A.	1/21/22	USD	2,777,414	AUD	3,873,000	(40,519)
Citibank N.A.	1/21/22	USD	80,222	CNH	512,000	(237)
Citibank N.A.	1/21/22	USD	1,975,406	CAD	2,528,000	(23,061)
Citibank N.A.	1/21/22	USD	439,714	JPY	49,865,279	6,166
Citibank N.A.	2/18/22	USD	452,980	RSD	46,140,575	6,879
Citibank N.A.	2/25/22	USD	1,212,207	GBP	910,000	(19,288)
Citibank N.A.	2/25/22	USD	3,445,612	EUR	3,050,839	(31,387)
Citibank N.A.	3/11/22	USD	500,457	COP	1,970,950,500	19,303
Citibank N.A.	3/11/22	USD	176,286	THB	5,884,210	189
Deutsche Bank AG	1/21/22	USD	604,833	AUD	845,991	(10,696)
Deutsche Bank AG	2/25/22	USD	110,094	EUR	97,479	(1,002)
Deutsche Bank AG	3/11/22	USD	102,477	MYR	429,000	(206)

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Goldman Sachs International	1/20/22	ILS	2,986,000	USD	946,790	13,713
Goldman Sachs International	1/21/22	USD	586,001	CNH	3,821,018	(14,461)
Goldman Sachs International	1/21/22	USD	505,179	TWD	13,973,000	149
Goldman Sachs International	1/21/22	AUD	4,117,000	USD	3,101,295	(105,833)
Goldman Sachs International	1/21/22	IDR	3,821,913,738	USD	265,468	2,357
Goldman Sachs International	1/21/22	USD	1,515,235	CAD	1,930,000	(10,494)
Goldman Sachs International	2/25/22	USD	22,903,412	EUR	19,717,786	431,316
Goldman Sachs International	3/03/22	USD	423,197	BRL	2,415,822	(4,546)
Goldman Sachs International	3/11/22	USD	500,075	COP	1,970,950,500	18,920
Goldman Sachs International	3/11/22	USD	2,079,484	THB	70,154,145	(20,031)
HSBC Bank USA	1/21/22	CNH	3,223,200	USD	495,024	11,492
HSBC Bank USA	1/21/22	USD	761,139	INR	57,296,923	(8,270)
HSBC Bank USA	1/21/22	USD	1,910	IDR	27,566,386	(21)
HSBC Bank USA	2/25/22	USD	12,526,456	GBP	9,353,466	(131,510)
HSBC Bank USA	3/11/22	MYR	67,804	USD	16,055	174
HSBC Bank USA	3/11/22	USD	1,764,840	MYR	7,485,747	(26,901)
Morgan Stanley & Co. LLC	1/07/22	USD	533,883	CLP	437,409,982	20,664
Morgan Stanley & Co. LLC	1/14/22	MXN	19,293,082	USD	914,026	26,687
Morgan Stanley & Co. LLC	1/21/22	IDR	7,863,541,860	USD	546,953	4,093
Morgan Stanley & Co. LLC	2/25/22	EUR	333,705	USD	380,737	(419)
Morgan Stanley & Co. LLC	2/25/22	USD	28,133,979	EUR	24,236,155	512,358
Morgan Stanley & Co. LLC	3/03/22	USD	423,342	BRL	2,415,822	(4,402)
Morgan Stanley & Co. LLC	3/11/22	THB	1,055,863	USD	31,482	117
Royal Bank of Canada	1/21/22	USD	4,389,823	CAD	5,457,049	75,846
State Street Bank and Trust Co.	1/14/22	HUF	31,495,000	USD	101,040	(4,067)
State Street Bank and Trust Co.	1/14/22	USD	48,027	HUF	15,008,425	1,816
State Street Bank and Trust Co.	1/21/22	CNY	516,000	USD	80,118	740
State Street Bank and Trust Co.	1/21/22	USD	351,713	NOK	2,939,186	18,066
State Street Bank and Trust Co.	1/21/22	JPY	330,899,000	USD	2,931,322	(54,360)
State Street Bank and Trust Co.	1/21/22	USD	115,276	CAD	145,095	574
State Street Bank and Trust Co.	1/21/22	USD	19,267,516	JPY	2,197,724,007	159,660
State Street Bank and Trust Co.	2/18/22	CZK	1,333,000	USD	60,127	623
State Street Bank and Trust Co.	2/18/22	USD	237,358	PLN	951,000	2,084
State Street Bank and Trust Co.	2/25/22	GBP	211,674	USD	283,770	2,686
State Street Bank and Trust Co.	2/25/22	EUR	499,000	USD	566,083	2,621
State Street Bank and Trust Co.	2/25/22	USD	2,009,960	SEK	18,130,000	2,772
State Street Bank and Trust Co.	2/25/22	USD	1,008,606	EUR	883,708	1,456
UBS AG	1/07/22	USD	1,466,724	CLP	1,187,568,101	73,335
UBS AG	1/07/22	CLP	348,676,708	USD	410,715	(1,608)
UBS AG	1/14/22	USD	1,581,431	ZAR	23,893,182	84,080
UBS AG	1/14/22	MXN	5,361,084	USD	249,117	12,285
UBS AG	1/21/22	USD	2,637,547	AUD	3,530,149	69,068
UBS AG	1/21/22	USD	97,111	JPY	11,068,263	879
UBS AG	1/21/22	USD	1,613,753	IDR	23,221,157,000	(13,494)
UBS AG	1/21/22	CAD	86,608	USD	67,729	738
UBS AG	1/21/22	RUB	147,057,000	USD	1,985,477	(31,719)
UBS AG	1/21/22	USD	969,388	CNH	6,307,341	(21,791)
UBS AG	2/18/22	CZK	17,780,255	USD	801,996	8,318
UBS AG	2/18/22	PLN	8,661,000	USD	2,117,707	24,991
UBS AG	2/18/22	USD	171,855	PLN	700,000	(1,322)
UBS AG	2/25/22	EUR	2,246,000	USD	2,556,307	3,429
UBS AG	2/25/22	USD	54,888,230	EUR	47,597,478	642,025
UBS AG	2/25/22	USD	197,272	GBP	149,000	(4,369)
UBS AG	3/11/22	USD	1,000,407	COP	3,912,794,782	45,203
UBS AG	3/11/22	USD	294,487	THB	9,903,486	(1,896)
UBS AG	3/11/22	USD	1,538,389	CLP	1,290,649,216	38,878
UBS AG	3/18/22	USD	236,656	ZAR	3,832,764	(1,374)
UBS AG	3/18/22	USD	1,662,214	SGD	2,274,246	(24,773)
UBS AG	4/08/22	USD	402,157	RUB	30,306,576	6,596
UBS AG	4/08/22	USD	405,155	CLP	348,676,708	1,876
						$1,701,267

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
Euro-BTP	3/08/22	2	$341,668	$(6,926)
Australia 3 Year Treasury Bond	3/15/22	97	8,043,328	12,513
Korea 10 Year Bond	3/15/22	29	3,052,011	(20,154)
Korea 3 Year Bond	3/15/22	37	3,389,325	6,738
Canada 10 Year Bond	3/22/22	15	1,661,234	29,979
U.S. Treasury Long Bond	3/22/22	69	11,055,739	14,449
U.S. Treasury Ultra 10 Year	3/22/22	138	19,937,985	270,390
U.S. Treasury Ultra Bond	3/22/22	213	41,318,165	669,460
U.S. Treasury Note 2 Year	3/31/22	121	26,450,961	(52,164)
				$924,285
Short
Euro-BOBL	3/08/22	13	$(1,987,545)	$15,527
Euro-Bund	3/08/22	7	(1,390,185)	24,452
Euro-Buxl 30 Year Bond	3/08/22	7	(1,730,801)	83,187
Euro-OAT	3/08/22	7	(1,324,442)	24,219
Euro-Schatz	3/08/22	94	(12,009,030)	19,695
U.S. Treasury Note 10 Year	3/22/22	132	(17,209,029)	(12,846)
UK Long Gilt	3/29/22	23	(3,875,244)	(13,099)
U.S. Treasury Note 5 Year	3/31/22	63	(7,615,683)	(5,840)
				$135,295

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe Crossover Series 35†	5.000%	Quarterly	6/20/2026	EUR	815,000	$(108,286)	$(113,479)	$5,193
iTraxx Europe Crossover Series 36†	5.000%	Quarterly	12/20/2026	EUR	3,550,000	(104,956)	(88,302)	(16,654)
iTraxx Europe Crossover Series 36†	5.000%	Quarterly	12/20/2026	EUR	1,775,000	(238,704)	(200,806)	(37,898)
						$(451,946)	$(402,587)	$(49,359)

Centrally Cleared Credit Default Swap - Sell Protection††
Reference Obligation/ Index	Rate Received by Fund	Payment Frequency	Termination Date	Credit Rating	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Chile	1.000%	Quarterly	12/20/26	A1*	USD	3,735,000	$51,887	$40,656	$11,231
Republic of Indonesia	1.000%	Quarterly	12/20/26	BBB*	USD	6,225,000	74,163	63,060	11,103
CDX.NA.IG Series 37†	1.000%	Quarterly	12/20/26	BBB+*	USD	7,540,000	182,864	167,024	15,840
Republic of Mexico	1.000%	Quarterly	12/20/26	Baa1*	USD	9,050,000	43,110	39,337	3,773
							$352,024	$310,077	$41,947

OTC Credit Default Swaps-Sell Protection††
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	6/20/22	USD	260,000	$893	$(7,203)	$8,096
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/24	USD	151,000	1,203	(4,578)	5,781
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/24	USD	303,000	2,415	(9,187)	11,602
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/24	USD	152,000	1,211	(10,490)	11,701
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/29	USD	225,000	(8,615)	(11,045)	2,430
Republic of Greece	1.000%	Quarterly	Bank of America N.A.	BB*	12/20/29	USD	225,000	(8,615)	(11,239)	2,624
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	6/20/24	USD	67,500	597	(3,879)	4,476
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	6/20/24	USD	135,000	1,194	(8,192)	9,386
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	6/20/24	USD	67,500	597	(3,879)	4,476
Republic of Greece	1.000%	Quarterly	Barclays Bank PLC	BB*	12/20/24	USD	450,000	3,586	(2,504)	6,090
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB*	6/20/25	USD	150,000	793	(9,034)	9,827
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB*	6/20/25	USD	75,000	397	(4,350)	4,747
Republic of Greece	1.000%	Quarterly	Citibank N.A.	BB*	12/20/25	USD	300,000	793	(281)	1,074
Barclays Bank PLC	1.000%	Quarterly	JP Morgan Chase Bank N.A.	A+*	6/20/24	EUR	100,000	1,928	1,278	650
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BB*	12/20/24	USD	134,000	1,068	(993)	2,061
Republic of Greece	1.000%	Quarterly	Morgan Stanley & Co. LLC	BB*	6/20/25	USD	94,000	497	(4,497)	4,994
								$(58)	$(90,073)	$90,015

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.558%	Quarterly	7/17/25	CNY	30,000,000	$39,383	$—	$39,383
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.600%	Quarterly	8/06/25	CNY	7,500,000	11,604	—	11,604
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.855%	Quarterly	11/24/25	CNY	26,575,000	513,217	—	513,217
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.605%	Quarterly	1/15/26	CNY	58,525,000	598,779	—	598,779
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.780%	Quarterly	6/28/26	CNY	9,775,000	175,925	—	175,925
3-Month CNREPOFIX=CFXS-Reuters	Quarterly	Fixed 2.560%	Quarterly	7/28/26	CNY	2,800,000	24,442	—	24,442
6-Month PRIBOR	Semi-Annually	Fixed 2.208%	Annually	2/13/22	CZK	78,554,000	4,406	—	4,406
Fixed 2.208%	Annually	6-Month PRIBOR	Semi-Annually	2/13/22	CZK	24,570,000	(1,377)	(19,181)	17,804
6-Month PRIBOR	Semi-Annually	Fixed 2.245%	Annually	2/20/22	CZK	71,067,000	4,605	—	4,605
6-Month PRIBOR	Semi-Annually	Fixed 2.230%	Annually	2/21/22	CZK	75,130,000	4,918	—	4,918

MassMutual Select T. Rowe Price Bond Asset Fund — Portfolio of Investments (Continued)

6-Month EURIBOR	Semi-Annually	Fixed -0.001%	Annually	10/20/25	EUR	1,090,000	(4,126)	—	(4,126)
6-Month EURIBOR	Semi-Annually	Fixed -0.001%	Annually	11/04/25	EUR	1,030,000	(1,604)	—	(1,604)
6-Month EURIBOR	Semi-Annually	Fixed -0.057%	Annually	5/19/28	EUR	1,060,000	(12,081)	—	(12,081)
6-Month EURIBOR	Semi-Annually	Fixed -0.101%	Annually	6/01/28	EUR	500,000	(7,452)	—	(7,452)
6-Month EURIBOR	Semi-Annually	Fixed -0.100%	Annually	6/03/28	EUR	365,000	(5,416)	—	(5,416)
6-Month EURIBOR	Semi-Annually	Fixed -0.079%	Annually	6/29/28	EUR	384,000	(5,255)	—	(5,255)
28 Day-MXN-TIIE-Banxico	Monthly	Fixed 5.499%	Monthly	5/04/27	MXN	15,000,000	(61,408)	—	(61,408)
Fixed 3.090%	Annually	6-Month WIBOR	Semi-Annually	2/20/28	PLN	1,070,000	7,540	—	7,540
Fixed 2.850%	Annually	6-Month WIBOR	Semi-Annually	4/06/28	PLN	100,000	969	—	969
Fixed 2.920%	Annually	6-Month WIBOR	Semi-Annually	5/07/28	PLN	200,000	1,902	—	1,902
Fixed 3.030%	Annually	6-Month WIBOR	Semi-Annually	5/18/28	PLN	300,000	2,410	—	2,410
Fixed 1.715%	Annually	6-Month WIBOR	Semi-Annually	9/24/29	PLN	1,700,000	50,307	—	50,307
Fixed 1.780%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	823,529	23,609	—	23,609
Fixed 1.775%	Annually	6-Month WIBOR	Semi-Annually	10/22/29	PLN	1,176,471	33,824	—	33,824
Fixed 1.820%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	9,074	—	9,074
Fixed 1.803%	Annually	6-Month WIBOR	Semi-Annually	11/05/29	PLN	317,460	9,166	—	9,166
Fixed 1.860%	Annually	6-Month WIBOR	Semi-Annually	11/07/29	PLN	312,699	8,768	—	8,768
Fixed 1.710%	Annually	6-Month WIBOR	Semi-Annually	12/19/29	PLN	2,500,000	78,377	—	78,377
Fixed 1.098%	Annually	6-Month WIBOR	Semi-Annually	11/12/30	PLN	1,075,000	48,026	—	48,026
Fixed 1.950%	Annually	6-Month WIBOR	Semi-Annually	5/04/31	PLN	650,000	19,146	—	19,146
							$1,571,678	$(19,181)	$1,590,859
*	Rating represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RSD	Serbian dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.5%

CORPORATE DEBT — 34.1%
Bermuda — 0.2%
Ooredoo International Finance Co.
2.625% 4/08/31 (a)	$260,000	$260,975
Brazil — 0.4%
Globo Comunicacao e Participacoes SA
4.875% 1/22/30 (a)	450,000	437,067
British Virgin Islands — 0.6%
State Grid Overseas Investment BVI Ltd.
3.500% 5/04/27 (a)	200,000	215,862
4.375% 5/22/43 (a)	300,000	376,879
		592,741
Canada — 0.2%
MEGlobal Canada ULC
5.875% 5/18/30 (a)	200,000	242,250
Cayman Islands — 4.1%
AAC Technologies Holdings, Inc.
2.625% 6/02/26 (a)	230,000	225,565
Agile Group Holdings Ltd.
5.750% 1/02/25 (a)	400,000	259,200
Cosan Overseas Ltd.
8.250% (a) (b)	100,000	102,125
Country Garden Holdings Co. Ltd.
3.300% 1/12/31 (a)	200,000	170,068
8.000% 1/27/24 (a)	200,000	200,994
CSN Inova Ventures
6.750% 1/28/28 (a)	200,000	210,052
DP World Crescent Ltd.
3.875% 7/18/29 (a)	500,000	532,500
Grupo Aval Ltd.
4.375% 2/04/30 (a)	200,000	191,554
Health & Happiness H&H International Holdings Ltd.
5.625% 10/24/24 (a)	200,000	199,578
Huazhu Group Ltd., Convertible,
3.000% 5/01/26	129,000	143,754
Kaisa Group Holdings Ltd.
11.950% 10/22/22 (a)	280,000	74,620
KSA Sukuk Ltd.
2.969% 10/29/29 (a)	310,000	325,733
Lamar Funding Ltd.
3.958% 5/07/25 (a)	500,000	497,385
Lima Metro Line 2 Finance Ltd.
5.875% 7/05/34 (a)	100,068	115,014

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sea Ltd., Convertible,
0.250% 9/15/26	$220,000	$202,268
Shimao Group Holdings Ltd.
3.450% 1/11/31 (a)	725,000	428,838
Times China Holdings Ltd.
6.750% 7/08/25 (a)	300,000	204,300
Tingyi Cayman Islands Holding Corp.
1.625% 9/24/25 (a)	205,000	202,368
		4,285,916
Chile — 2.1%
AES Andes SA 5 year USD Swap + 4.644%
7.125% VRN 3/26/79 (a)	450,000	465,754
Banco Santander Chile
3.177% 10/26/31 (a)	375,000	380,625
Celulosa Arauco y Constitucion SA
5.150% 1/29/50 (a)	250,000	284,625
Corp. Nacional del Cobre de Chile
3.150% 1/15/51 (a) (c)	200,000	187,096
3.750% 1/15/31 (a) (c)	200,000	212,971
Empresa De Los Ferrocarr
3.068% 8/18/50 (a)	250,000	214,360
Empresa de Transporte de Pasajeros Metro SA
3.693% 9/13/61 (a)	200,000	194,000
4.700% 5/07/50 (a) (c)	200,000	232,502
		2,171,933
Colombia — 1.2%
Banco Davivienda SA 10 year CMT + 5.097%
6.650% VRN (a) (b)	200,000	203,000
Banco de Bogota SA
6.250% 5/12/26 (a)	250,000	270,000
Bancolombia SA 5 year CMT + 2.944%
4.625% VRN 12/18/29	325,000	325,000
Ecopetrol SA
4.625% 11/02/31	110,000	106,942
5.875% 5/28/45	400,000	382,504
		1,287,446
Hong Kong — 0.2%
Lenovo Group Ltd.
3.421% 11/02/30 (a)	200,000	201,785
India — 1.3%
Adani International Container Terminal Pvt Ltd.
3.000% 2/16/31 (a)	539,000	519,702
Adani Ports & Special Economic Zone Ltd.
4.200% 8/04/27 (a)	200,000	207,585
4.375% 7/03/29 (a)	200,000	208,760
Bharti Airtel Ltd.
3.250% 6/03/31 (a)	400,000	404,714
		1,340,761
Indonesia — 1.5%
Bank Negara Indonesia Persero Tbk PT
3.750% 3/30/26 (a)	413,000	417,244

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pertamina Persero PT
5.625% 5/20/43 (a)	$400,000	$472,823
6.000% 5/03/42 (a)	200,000	244,420
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% 6/30/50 (a)	200,000	194,130
6.150% 5/21/48 (a)	200,000	246,770
		1,575,387
Ireland — 1.0%
Gtlk Europe Capital DAC
5.950% 4/17/25 (a)	300,000	316,840
GTLK Europe DAC
5.125% 5/31/24 (a)	300,000	312,600
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (a)	400,000	402,000
		1,031,440
Israel — 1.0%
ICL Group Ltd.
6.375% 5/31/38 (a)	200,000	256,500
Israel Chemicals Ltd.
6.375% 5/31/38 (a)	150,000	192,375
Israel Electric Corp. Ltd.
4.250% 8/14/28 (a)	250,000	274,475
Leviathan Bond Ltd.
6.125% 6/30/25 (a)	300,000	316,596
		1,039,946
Jamaica — 0.1%
TransJamaican Highway Ltd.
5.750% 10/10/36 (a)	147,282	146,840
Kazakhstan — 0.4%
KazMunayGas National Co. JSC
3.500% 4/14/33 (a)	400,000	414,374
Luxembourg — 0.2%
Millicom International Cellular SA
4.500% 4/27/31 (a)	200,000	201,502
Mauritius — 0.2%
HTA Group Ltd/Mauritius
7.000% 12/18/25 (a)	200,000	208,200
Mexico — 9.3%
Axtel SAB de CV
6.375% 11/14/24 (a)	200,000	206,000
Banco Mercantil De Norte 10 year CMT + 7.760%
8.375% VRN (a) (b)	200,000	229,502
Banco Mercantil del Norte SA/Grand Cayman 5 year CMT + 4.967%
6.750% VRN (a) (b)	200,000	207,102
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375% 4/17/25 (a)	285,000	311,009
BBVA Bancomer SA 5 year CMT + 2.650%
5.125% VRN 1/18/33 (a)	600,000	615,756

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cemex SAB de CV
5.450% 11/19/29 (a)	$200,000	$214,250
Cometa Energia SA de CV
6.375% 4/24/35 (a)	359,600	409,494
Controladora Mabe SA de CV
5.600% 10/23/28 (a)	250,000	284,375
Industrias Penoles SAB de CV
4.750% 8/06/50 (a)	200,000	218,502
Infraestructura Energetica Nova SAB de CV
4.875% 1/14/48 (a)	300,000	303,000
Mexico City Airport Trust
5.500% 7/31/47 (a)	1,542,000	1,544,267
Petroleos Mexicanos
4.500% 1/23/26	500,000	505,750
5.625% 1/23/46	125,000	103,120
6.500% 3/13/27	1,200,000	1,280,208
6.500% 6/02/41	3,635,000	3,261,086
		9,693,421
Netherlands — 0.2%
Petrobras Global Finance BV
5.500% 6/10/51	185,000	171,587
Oman — 0.2%
Bank Muscat SAOG
4.750% 3/17/26 (a)	200,000	206,100
Panama — 0.7%
Aeropuerto Internacional de Tocumen SA
4.000% 8/11/41 (a)	200,000	203,877
Banco General SA 10 year CMT + 3.665%
5.250% VRN (a) (b)	200,000	202,502
Banco Nacional de Panama
2.500% 8/11/30 (a)	310,000	290,628
		697,007
Paraguay — 0.2%
Telfon Celuar Del Paragu SA
5.875% 4/15/27 (a)	200,000	207,000
Peru — 0.2%
Consorcio Transmantaro SA
4.700% 4/16/34 (a)	200,000	219,752
Philippines — 1.1%
Globe Telecom, Inc.
3.000% 7/23/35 (a)	400,000	365,482
International Container Terminal Services, Inc.
4.750% 6/17/30 (a)	400,000	436,997
Manila Water Co., Inc.
4.375% 7/30/30 (a)	300,000	310,515
		1,112,994
Qatar — 0.7%
Qatar Energy
2.250% 7/12/31 (a)	270,000	267,454

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.125% 7/12/41 (a)	$450,000	$454,777
		722,231
Saudi Arabia — 1.4%
Saudi Arabian Oil Co.
3.500% 4/16/29 (a)	550,000	587,812
4.250% 4/16/39 (a)	800,000	901,725
		1,489,537
Sri Lanka — 0.2%
SriLankan Airlines Ltd.
7.000% 6/25/24 (a)	300,000	165,978
Thailand — 0.9%
Bangkok Bank PCL 5 year CMT + 1.900%
3.733% VRN 9/25/34 (a)	375,000	383,228
Bangkok Bank PCL/Hong Kong 5 year CMT + 2.150%
3.466% VRN 9/23/36 (a)	200,000	200,299
Thaioil Treasury Center Co. Ltd.
3.500% 10/17/49 (a)	200,000	172,054
3.500% 10/17/49 (a)	200,000	172,054
		927,635
Ukraine — 0.3%
VF Ukraine PAT via VFU Funding PLC
6.200% 2/11/25 (a)	275,000	275,825
United Arab Emirates — 1.9%
Abu Dhabi Ports Co. PJSC
2.500% 5/06/31 (a)	400,000	400,184
Acwa Power Management And Investments One Ltd.
5.950% 12/15/39 (a)	299,430	354,824
Emirates NBD Bank PJSC 6 year USD Swap + 3.656%
6.125% VRN (a) (b)	200,000	209,290
Oztel Holdings SPC Ltd.
6.625% 4/24/28 (a)	450,000	490,122
Ruwais Power Co. PJSC
6.000% 8/31/36 (a)	400,000	527,000
		1,981,420
United Kingdom — 0.9%
Gazprom PJSC via Gaz Finance PLC
3.500% 7/14/31 (a)	450,000	433,404
HTA Group Ltd., Convertible,
2.875% 3/18/27 (a)	200,000	211,040
Ukraine Railways Via Rail Capital Markets PLC
8.250% 7/09/24 (a)	350,000	343,875
		988,319
United States — 0.7%
Citgo Holding, Inc.
9.250% 8/01/24 (a)	165,000	165,825
Kosmos Energy Ltd.
7.125% 4/04/26 (a)	200,000	193,760

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MercadoLibre, Inc., Convertible,
2.000% 8/15/28	$65,000	$201,584
Periama Holdings LLC/DE
5.950% 4/19/26 (a)	200,000	212,672
		773,841
Venezuela — 0.5%
Petroleos de Venezuela SA
5.375% 4/12/27 (a) (d)	900,000	34,920
6.000% 5/16/24 (a) (d)	2,400,000	93,120
6.000% 11/15/26 (a) (d)	1,750,000	67,900
8.500% 10/27/20 (a) (d)	250,000	40,000
9.000% 11/17/21 (a) (d)	4,990,000	187,125
9.750% 5/17/35 (a) (d)	150,000	5,820
12.750% 2/17/22 (a) (d)	1,500,000	58,200
		487,085

TOTAL CORPORATE DEBT (Cost $38,359,805)		35,558,295

SOVEREIGN DEBT OBLIGATIONS — 61.2%
Albania — 0.9%
Albania Government International Bond
3.500% 6/16/27 EUR (a) (e)	350,000	413,816
3.500% 11/23/31 EUR (a) (e)	500,000	558,719
		972,535
Angola — 2.5%
Angolan Government International Bond
8.000% 11/26/29 (a)	450,000	443,142
8.250% 5/09/28 (a)	975,000	978,120
9.125% 11/26/49 (a)	300,000	287,311
9.500% 11/12/25 (a)	800,000	854,736
		2,563,309
Argentina — 1.4%
Argentine Republic Government International Bond
0.500% STEP 7/09/30	571,224	199,934
1.000% 12/15/35	845,000	8,459
1.125% STEP 7/09/35	1,999,923	639,995
2.000% STEP 1/09/38	1,727,891	652,279
		1,500,667
Bahamas — 1.1%
Bahamas Government International Bond
6.000% 11/21/28 (a)	1,075,000	917,792
8.950% 10/15/32 (a)	300,000	275,628
		1,193,420
Bahrain — 2.6%
Bahrain Government International Bond
5.625% 5/18/34 (a)	1,100,000	1,042,250
7.000% 10/12/28 (a)	1,325,000	1,436,173

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.500% 9/20/47 (a)	$200,000	$202,080
		2,680,503
Barbados — 0.3%
Barbados Government International Bond
6.500% 10/01/29 (a)	300,000	299,250
Benin — 0.5%
Benin Government International Bond
4.875% 1/19/32 EUR (a) (e)	440,000	489,188
Bermuda — 0.2%
Bermuda Government International Bond
3.375% 8/20/50 (a)	251,000	250,686
Brazil — 1.3%
Brazilian Government International Bond
3.875% 6/12/30	700,000	679,000
5.000% 1/27/45	740,000	693,380
		1,372,380
Chile — 0.4%
Bonos de la Tesoreria de la Republica en pesos
4.700% 9/01/30 CLP (a) (e)	285,000,000	318,317
5.800% 6/01/24 CLP (a) (e)	100,000,000	118,335
		436,652
Colombia — 1.5%
Colombia Government International Bond
3.000% 1/30/30 (c)	500,000	457,000
3.125% 4/15/31	400,000	359,092
4.125% 5/15/51 (c)	200,000	162,300
4.500% 1/28/26	200,000	209,252
5.625% 2/26/44	400,000	388,036
		1,575,680
Dominican Republic — 2.8%
Dominican Republic International Bond
4.500% 1/30/30 (a)	505,000	513,206
4.875% 9/23/32 (a)	525,000	533,531
4.875% 9/23/32 (a)	300,000	304,875
6.500% 2/15/48 (a)	300,000	318,003
6.850% 1/27/45 (a)	1,150,000	1,267,875
		2,937,490
Ecuador — 1.8%
Ecuador Government International Bond
0.000% 7/31/30 (a)	165,446	93,063
0.500% STEP 7/31/40 (a)	408,900	239,207
1.000% STEP 7/31/35 (a)	1,358,550	891,548
1.000% STEP 7/31/35 (a)	50,000	32,813
5.000% STEP 7/31/30 (a)	702,100	581,865
		1,838,496

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Egypt — 3.2%
Egypt Government International Bond
5.875% 2/16/31 (a) (c)	$200,000	$176,936
5.875% 2/16/31 (a)	200,000	176,936
6.588% 2/21/28 (a)	500,000	485,740
7.600% 3/01/29 (a)	300,000	297,274
7.600% 3/01/29 (a)	675,000	668,867
8.500% 1/31/47 (a)	550,000	486,728
8.500% 1/31/47 (a)	1,200,000	1,061,952
		3,354,433
El Salvador — 0.8%
El Salvador Government International Bond
5.875% 1/30/25 (a)	1,140,000	709,661
7.650% 6/15/35 (a)	100,000	56,375
7.650% 6/15/35 (a)	200,000	112,750
		878,786
Ghana — 0.4%
Ghana Government International Bond
8.125% 1/18/26 (a)	100,000	92,250
8.125% 1/18/26 (a)	400,000	369,000
		461,250
Guatemala — 0.4%
Guatemala Government Bond
4.875% 2/13/28 (a)	400,000	429,504
Hungary — 0.6%
Hungary Government International Bond
2.125% 9/22/31 (a)	655,000	644,420
India — 1.7%
Export Import Bank of India
2.250% 1/13/31 (a)	205,000	192,694
3.250% 1/15/30 (a)	1,500,000	1,525,237
		1,717,931
Indonesia — 5.6%
Indonesia Government International Bond
4.625% 4/15/43 (a)	1,000,000	1,173,991
Perusahaan Penerbit SBSN Indonesia
3.800% 6/23/50 (a)	200,000	209,410
4.450% 2/20/29 (a)	1,050,000	1,197,578
4.550% 3/29/26 (a)	2,450,000	2,745,102
Perusahaan Penerbit SBSN Indonesia III
2.800% 6/23/30 (a)	450,000	463,883
		5,789,964
Ivory Coast — 1.6%
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	164,236	164,693
5.750% STEP 12/31/32 (a)	98,542	98,816
6.125% 6/15/33 (a)	1,200,000	1,263,000

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.625% 3/22/48 EUR (a) (e)	$150,000	$169,347
		1,695,856
Jamaica — 1.1%
Jamaica Government International Bond
6.750% 4/28/28	200,000	229,500
8.000% 3/15/39	500,000	691,875
8.000% 3/15/39	175,000	242,156
		1,163,531
Jordan — 1.2%
Jordan Government International Bond
5.850% 7/07/30 (a)	1,200,000	1,212,156
Lebanon — 0.2%
Lebanon Government International Bond
6.000% 1/27/23 (a) (d)	1,640,000	169,051
Morocco — 1.7%
Morocco Government International Bond
2.375% 12/15/27 (a)	525,000	511,219
3.000% 12/15/32 (a)	400,000	381,216
3.000% 12/15/32 (a)	225,000	214,434
4.000% 12/15/50 (a)	750,000	679,687
		1,786,556
Oman — 3.3%
Oman Government International Bond
4.750% 6/15/26 (a)	600,000	617,096
4.750% 6/15/26 (a)	550,000	565,672
5.375% 3/08/27 (a)	200,000	209,410
6.500% 3/08/47 (a)	390,000	386,451
6.750% 10/28/27 (a)	400,000	448,000
6.750% 10/28/27 (a)	400,000	448,000
6.750% 1/17/48 (a)	300,000	304,830
7.000% 1/25/51 (a)	400,000	418,320
		3,397,779
Pakistan — 0.5%
Pakistan Government International Bond
7.875% 3/31/36 (a)	562,000	543,021
Paraguay — 1.5%
Paraguay Government International Bond
2.739% 1/29/33 (a)	200,000	192,500
4.950% 4/28/31 (a)	400,000	449,000
5.400% 3/30/50 (a)	600,000	684,750
5.400% 3/30/50 (a)	200,000	228,250
		1,554,500
Peru — 1.0%
Peruvian Government International Bond
2.780% 12/01/60	670,000	587,932
3.300% 3/11/41	300,000	300,003

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.550% 3/10/51	$130,000	$135,201
		1,023,136
Philippines — 0.5%
Philippine Government International Bond
2.650% 12/10/45	600,000	567,312
Qatar — 2.0%
Qatar Government International Bond
4.400% 4/16/50 (a)	200,000	248,459
4.400% 4/16/50 (a)	200,000	248,458
4.817% 3/14/49 (a)	1,200,000	1,572,768
		2,069,685
Romania — 1.6%
Romanian Government International Bond
2.875% 4/13/42 EUR (a) (e)	125,000	127,345
3.000% 2/14/31 (a) (c)	174,000	176,445
3.000% 2/14/31 (a)	500,000	507,026
4.000% 2/14/51 (a)	160,000	159,754
4.000% 2/14/51 (a)	722,000	720,888
		1,691,458
Russia — 2.8%
Russian Foreign Bond
4.375% 3/21/29 (a)	2,000,000	2,201,624
5.250% 6/23/47 (a)	600,000	759,024
		2,960,648
Saudi Arabia — 1.4%
Saudi Government International Bond
2.750% 2/03/32 (a)	500,000	514,435
3.750% 1/21/55 (a)	400,000	428,824
5.000% 4/17/49 (a)	400,000	506,981
		1,450,240
Senegal — 0.7%
Senegal Government International Bond
4.750% 3/13/28 EUR (a) (e)	300,000	346,222
6.250% 5/23/33 (a)	150,000	154,225
6.250% 5/23/33 (a)	200,000	205,634
		706,081
Serbia — 1.2%
Serbia International Bond
2.125% 12/01/30 (a)	200,000	187,140
2.125% 12/01/30 (a)	1,100,000	1,029,270
		1,216,410
South Africa — 0.4%
Republic of South Africa Government International Bond
6.250% 3/08/41	400,000	423,520

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sri Lanka — 0.9%
Sri Lanka Government International Bond
6.125% 6/03/25 (a)	$500,000	$260,000
6.125% 6/03/25 (a)	200,000	104,000
6.825% 7/18/26 (a)	200,000	101,080
6.850% 11/03/25 (a)	900,000	461,412
		926,492
Suriname — 0.2%
Suriname Government International Bond
9.250% 10/26/26 (a)	216,000	164,268
Trinidad And Tobago — 0.5%
Trinidad & Tobago Government International Bond
4.500% 6/26/30 (a)	510,000	516,630
Turkey — 1.5%
Turkey Government International Bond
4.250% 4/14/26	400,000	357,960
4.875% 10/09/26	600,000	542,983
4.875% 4/16/43	450,000	344,340
6.000% 1/14/41	350,000	290,500
		1,535,783
Ukraine — 2.6%
Ukraine Government International Bond
0.000%FRN 5/31/40 (a) (f)	115,000	104,535
7.750% 9/01/25 (a)	800,000	766,240
7.750% 9/01/27 (a)	975,000	922,346
8.994% 2/01/24 (a)	300,000	298,994
9.750% 11/01/28 (a)	600,000	605,508
		2,697,623
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
3.125% 4/16/30 (a)	250,000	270,687
Uruguay — 0.2%
Uruguay Government International Bond
5.100% 6/18/50	150,000	198,077
Uzbekistan — 0.9%
Republic of Uzbekistan International Bond
3.900% 10/19/31 (a)	298,000	284,626
5.375% 2/20/29 (a)	400,000	425,323
5.375% 2/20/29 (a)	200,000	212,662
		922,611
Venezuela — 0.1%
Venezuela Government International Bond
7.750% 10/13/19 (a) (d)	1,000,000	60,000
9.250% 9/15/27 (d)	300,000	18,000
11.750% 10/21/26 (a) (d)	300,000	18,000
12.750% 8/23/22 (a) (d)	255,000	15,300
		111,300

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vietnam — 0.9%
Vietnam Government International Bond
4.800% 11/19/24 (a)	$850,000	$919,638
Zambia — 0.4%
Zambia Government International Bond
5.375% 9/20/22 (a) (d)	600,000	447,850

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $66,213,136)		63,728,443

TOTAL BONDS & NOTES (Cost $104,572,941)		99,286,738

	Number of Shares
MUTUAL FUNDS — 1.1%
Diversified Financial Services — 1.1%
United States — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	1,108,985	1,108,985

TOTAL MUTUAL FUNDS (Cost $1,108,985)		1,108,985

TOTAL LONG-TERM INVESTMENTS (Cost $105,681,926)		100,395,723

SHORT-TERM INVESTMENTS — 3.7%
Mutual Fund — 2.7%
T. Rowe Price Government Reserve Investment Fund	2,865,319	2,865,319

	Principal Amount
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21,
0.000%, due 1/03/22 (h)	$918,606	918,606
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.124% 6/16/22 (i) (j)	100,000	99,940

TOTAL SHORT-TERM INVESTMENTS (Cost $3,883,869)		3,883,865

TOTAL INVESTMENTS — 100.1% (Cost $109,565,795) (k)		104,279,588

Other Assets/(Liabilities) — (0.1)%		(61,998)

NET ASSETS — 100.0%		$104,217,590

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $83,224,849 or 79.86% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $1,265,708 or 1.21% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $186,078 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2021, these securities amounted to a value of $1,215,286 or 1.17% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $918,606. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $937,045.
(i)	The rate shown represents yield-to-maturity.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	2/25/22	USD	234,369	EUR	206,541	(1,023)
Citibank N.A.	2/25/22	USD	110,595	EUR	97,442	(458)
Goldman Sachs International	2/25/22	USD	413,981	EUR	356,400	7,796
Morgan Stanley & Co. LLC	2/25/22	USD	717,214	EUR	623,042	7,141
UBS AG	2/25/22	USD	723,170	EUR	622,286	13,959
						$27,415

MassMutual Select T. Rowe Price Emerging Markets Bond Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	3/22/22	19	$3,685,658	$59,717
Short
U.S. Treasury Note 10 Year	3/22/22	43	$(5,592,962)	$(17,194)

Currency Legend

CLP	Chilean Peso
EUR	Euro
USD	U.S. Dollar

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 98.5%
Basic Materials — 2.3%
Chemicals — 2.1%
Air Products & Chemicals, Inc.	16,879	$5,135,604
Albemarle Corp.	114	26,650
CF Industries Holdings, Inc.	256	18,120
International Flavors & Fragrances, Inc.	51,024	7,686,766
Linde PLC	59,922	20,758,778
RPM International, Inc.	423	42,723
The Sherwin-Williams Co.	52,594	18,521,503
		52,190,144
Forest Products & Paper — 0.0%
International Paper Co.	882	41,436
West Fraser Timber Co. Ltd.	127	12,111
		53,547
Mining — 0.2%
BHP Group Ltd. Sponsored ADR (a)	77,562	4,680,867
		56,924,558
Communications — 20.7%
Advertising — 0.1%
The Trade Desk, Inc. Class A (b)	46,400	4,252,096
Internet — 18.8%
Airbnb, Inc. Class A (b)	3,835	638,489
Alphabet, Inc. Class A (b)	16,153	46,795,887
Alphabet, Inc. Class C (b)	45,178	130,726,609
Amazon.com, Inc. (b)	34,912	116,408,478
Booking Holdings, Inc. (b)	6,371	15,285,494
CDW Corp.	216	44,232
Coupang, Inc. (a) (b)	117,920	3,464,490
DoorDash, Inc., Class A (b)	40,343	6,007,073
Expedia Group, Inc. (b)	28,603	5,169,134
Farfetch Ltd. Class A (b)	133,255	4,454,715
IAC/InterActiveCorp (b)	4,301	562,184
Kuaishou Technology (b) (c)	10,900	100,736
Match Group, Inc. (b)	50,338	6,657,200
Meituan Class B (b) (c)	78,000	2,254,972
Meta Platforms, Inc. Class A (b)	167,923	56,480,901
Netflix, Inc. (b)	35,018	21,096,244
NortonLifeLock, Inc.	3,653	94,905
Opendoor Technologies, Inc. (b)	1,019	14,888

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pinduoduo, Inc. ADR (b)	24,000	$1,399,200
Pinterest, Inc. Class A (b)	69,581	2,529,269
Sea Ltd. ADR (b)	76,641	17,145,358
Shopify, Inc. Class A (b)	4,385	6,039,855
Snap, Inc. Class A (b)	324,708	15,271,017
Spotify Technology SA (b)	43,911	10,276,491
VeriSign, Inc. (b)	5,779	1,466,826
Vimeo, Inc. (b)	25,537	458,645
		470,843,292
Media — 1.2%
Charter Communications, Inc. Class A (b)	9,100	5,932,927
Comcast Corp. Class A	64,771	3,259,925
DISH Network Corp. Class A (b)	155	5,028
Liberty Broadband Corp. Class C (b)	555	89,411
The Walt Disney Co. (b)	133,461	20,671,774
		29,959,065
Telecommunications — 0.6%
AT&T, Inc.	4,886	120,195
Cisco Systems, Inc.	3,837	243,151
Motorola Solutions, Inc.	20,297	5,514,695
T-Mobile US, Inc. (b)	73,094	8,477,442
Verizon Communications, Inc.	1,983	103,037
		14,458,520
		519,512,973
Consumer, Cyclical — 9.3%
Airlines — 0.0%
Delta Air Lines, Inc. (b)	19,463	760,614
Southwest Airlines Co. (b)	991	42,454
United Airlines Holdings, Inc. (b)	634	27,757
		830,825
Apparel — 0.2%
NIKE, Inc. Class B	36,397	6,066,288
VF Corp.	355	25,993
		6,092,281
Auto Manufacturers — 3.2%
Cummins, Inc.	584	127,394
Ferrari NV	33,917	8,778,398
General Motors Co. (b)	132,762	7,783,836
PACCAR, Inc.	1,537	135,655
Rivian Automotive, Inc. Class A (b)	56,685	5,877,668
Rivian Automotive, Inc., Lockup Shares (Acquired 12/23/19 - 1/19/21, Cost $9,376,340) (b) (d) (e)	581,398	57,270,901
Tesla, Inc. (b)	437	461,813
		80,435,665
Auto Parts & Equipment — 0.0%
Aptiv PLC (b)	401	66,145

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Aurora Innovation, Inc., Lockup Shares (Acquired 3/01/19, Cost $439,191) (b) (d) (e)	103,180	$1,103,716
Magna International, Inc. (a)	595	48,159
		1,218,020
Entertainment — 0.1%
DraftKings, Inc. Class A (b)	59,945	1,646,689
Home Builders — 0.0%
NVR, Inc. (b)	10	59,089
Leisure Time — 0.1%
Peloton Interactive, Inc. Class A (b)	55,313	1,977,993
Lodging — 1.5%
Hilton Worldwide Holdings, Inc. (b)	100,069	15,609,763
Las Vegas Sands Corp. (b)	97,212	3,659,060
Marriott International, Inc. Class A (b)	70,124	11,587,290
MGM Resorts International	1,144	51,343
Wynn Resorts Ltd. (b)	73,790	6,275,101
		37,182,557
Retail — 4.2%
AutoZone, Inc. (b)	32	67,084
Burlington Stores, Inc. (b)	250	72,878
CarMax, Inc. (b)	139	18,102
Carvana Co. (b)	20,377	4,723,185
Chipotle Mexican Grill, Inc. (b)	4,068	7,111,881
Costco Wholesale Corp.	431	244,679
Dollar General Corp.	38,481	9,074,974
Dollar Tree, Inc. (b)	349	49,041
The Home Depot, Inc.	27,358	11,353,844
Lowe's Cos., Inc.	534	138,028
Lululemon Athletica, Inc. (b)	21,068	8,247,069
McDonald's Corp.	6,456	1,730,660
O'Reilly Automotive, Inc. (b)	144	101,697
Ross Stores, Inc.	161,594	18,466,962
Starbucks Corp.	38,724	4,529,546
The TJX Cos., Inc.	81,625	6,196,970
Ulta Beauty, Inc. (b)	106	43,708
Walmart, Inc.	83,972	12,149,909
Yum! Brands, Inc.	146,947	20,405,060
		104,725,277
		234,168,396
Consumer, Non-cyclical — 16.6%
Agriculture — 0.0%
Altria Group, Inc.	1,782	84,449
Darling Ingredients, Inc. (b)	168	11,641
Philip Morris International, Inc.	1,783	169,385
		265,475
Beverages — 0.9%
The Coca-Cola Co.	180,316	10,676,510
Constellation Brands, Inc. Class A	442	110,929

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Keurig Dr Pepper, Inc.	220,360	$8,122,470
Monster Beverage Corp. (b)	786	75,487
PepsiCo, Inc.	15,994	2,778,318
		21,763,714
Biotechnology — 0.1%
Amgen, Inc.	574	129,133
Argenx SE ADR (b)	7,004	2,452,731
Biogen, Inc. (b)	71	17,034
Moderna, Inc. (b)	241	61,209
Regeneron Pharmaceuticals, Inc. (b)	75	47,364
Vertex Pharmaceuticals, Inc. (b)	288	63,245
		2,770,716
Commercial Services — 1.9%
Affirm Holdings, Inc. (b)	13,134	1,320,755
Afterpay Ltd. (b)	94,856	5,677,603
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $ 1,171,890) (b) (d) (e) (f)	307,471	1,125,928
Block, Inc. (b)	12,800	2,067,328
Cintas Corp.	12,576	5,573,306
Equifax, Inc.	66	19,324
FleetCor Technologies, Inc. (b)	573	128,260
Global Payments, Inc.	44,012	5,949,542
MarketAxess Holdings, Inc.	4,538	1,866,343
PayPal Holdings, Inc. (b)	26,676	5,030,560
S&P Global, Inc.	13,319	6,285,636
Toast, Inc., Class A (b)	4,335	150,468
TransUnion	55,593	6,592,218
United Rentals, Inc. (b)	14,390	4,781,653
		46,568,924
Cosmetics & Personal Care — 0.0%
Colgate-Palmolive Co.	77	6,571
The Estee Lauder Cos., Inc. Class A	259	95,882
The Procter & Gamble Co.	1,950	318,981
		421,434
Food — 0.4%
Conagra Brands, Inc.	740	25,271
Mondelez International, Inc. Class A	148,929	9,875,482
Mowi ASA	304	7,212
Tyson Foods, Inc. Class A	647	56,393
		9,964,358
Health Care – Products — 5.3%
Abbott Laboratories	18,335	2,580,468
Align Technology, Inc. (b)	3,763	2,472,968
Avantor, Inc. (b)	125,806	5,301,465
Boston Scientific Corp. (b)	29,184	1,239,736
The Cooper Cos., Inc.	40	16,758
Danaher Corp.	110,253	36,274,339
Hologic, Inc. (b)	716	54,817
Intuitive Surgical, Inc. (b)	45,597	16,383,002
Medtronic PLC	190,009	19,656,431

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PerkinElmer, Inc.	40,145	$8,071,554
Steris PLC	10,691	2,602,296
Stryker Corp.	48,780	13,044,748
Thermo Fisher Scientific, Inc.	35,771	23,867,842
West Pharmaceutical Services, Inc.	1,304	611,589
Zimmer Biomet Holdings, Inc.	9,077	1,153,142
		133,331,155
Health Care – Services — 4.0%
Anthem, Inc.	51,016	23,647,957
Centene Corp. (b)	204,916	16,885,078
HCA Healthcare, Inc.	105,039	26,986,620
Humana, Inc.	7,638	3,542,963
UnitedHealth Group, Inc.	54,495	27,364,119
		98,426,737
Household Products & Wares — 0.2%
Avery Dennison Corp.	3,553	769,473
Kimberly-Clark Corp.	33,326	4,762,952
		5,532,425
Pharmaceuticals — 3.8%
AbbVie, Inc.	151,138	20,464,085
AstraZeneca PLC Sponsored ADR	435,198	25,350,283
Becton Dickinson and Co.	34,981	8,797,022
Cigna Corp.	48,439	11,123,048
CVS Health Corp.	840	86,654
Elanco Animal Health, Inc. (b)	144,201	4,092,424
Eli Lilly & Co.	71,857	19,848,341
Johnson & Johnson	20,114	3,440,902
McKesson Corp.	80	19,886
Merck & Co., Inc.	8,651	663,013
Pfizer, Inc.	3,307	195,278
Roche Holding AG Sponsored ADR	975	50,398
Sanofi Sponsored ADR	1,964	98,396
Zoetis, Inc.	6,927	1,690,396
		95,920,126
		414,965,064
Energy — 0.0%
Oil & Gas — 0.0%
Chevron Corp.	1,047	122,865
ConocoPhillips	3,032	218,850
EOG Resources, Inc.	1,022	90,784
Exxon Mobil Corp.	1,834	112,223
Marathon Petroleum Corp.	772	49,400
Pioneer Natural Resources Co.	202	36,740
TotalEnergies SE Sponsored ADR	1,952	96,546
		727,408
Oil & Gas Services — 0.0%
Halliburton Co.	4,244	97,060

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$824,468
Financial — 13.4%
Banks — 3.5%
Bank of America Corp.	798,457	35,523,352
The Bank of New York Mellon Corp.	32,171	1,868,492
Citigroup, Inc.	2,205	133,160
Citizens Financial Group, Inc.	1,828	86,373
Fifth Third Bancorp	4,722	205,643
The Goldman Sachs Group, Inc.	11,641	4,453,264
Huntington Bancshares, Inc.	10,748	165,734
JP Morgan Chase & Co.	755	119,554
Morgan Stanley	145,923	14,323,802
The PNC Financial Services Group, Inc.	22,833	4,578,473
Signature Bank	285	92,189
State Street Corp.	132,191	12,293,763
Wells Fargo & Co.	302,958	14,535,925
		88,379,724
Diversified Financial Services — 2.8%
Apollo Global Management, Inc. (a)	357	25,858
Cboe Global Markets, Inc.	420	54,768
The Charles Schwab Corp.	315,239	26,511,600
CME Group, Inc.	721	164,720
Intercontinental Exchange, Inc.	946	129,384
Maplebear, Inc. (Non-Voting) (Acquired 8/07/20, Cost $14,781) (b) (d) (e) (f)	319	37,881
Maplebear, Inc. (Voting) (Acquired 8/07/20, Cost $282,637) (b) (d) (e) (f)	6,100	724,375
Mastercard, Inc. Class A	48,462	17,413,366
SoFi Technologies, Inc. (a) (b)	182,924	2,892,029
Tradeweb Markets, Inc. Class A	19,124	1,915,077
Visa, Inc. Class A	91,392	19,805,560
		69,674,618
Insurance — 4.4%
American International Group, Inc.	641,602	36,481,490
Assurant, Inc.	400	62,344
Berkshire Hathaway, Inc. Class B (b)	1,397	417,703
Chubb Ltd.	121,156	23,420,666
Equitable Holdings, Inc.	265,060	8,691,317
The Hartford Financial Services Group, Inc.	226,575	15,642,738
Marsh & McLennan Cos., Inc.	36,948	6,422,301
MetLife, Inc.	76,499	4,780,423
RenaissanceRe Holdings Ltd.	7,271	1,231,198
The Travelers Cos., Inc.	77,036	12,050,742
Voya Financial, Inc.	1,100	72,941
		109,273,863
Private Equity — 0.0%
KKR & Co., Inc.	893	66,529
Real Estate Investment Trusts (REITS) — 2.7%
Alexandria Real Estate Equities, Inc.	26,315	5,867,192
American Tower Corp.	3,375	987,188
AvalonBay Communities, Inc.	262	66,179
Camden Property Trust	59,965	10,714,546

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equinix, Inc.	113	$95,580
Equity LifeStyle Properties, Inc.	82,178	7,203,723
Equity Residential	18,051	1,633,615
Essex Property Trust, Inc.	106	37,336
Prologis, Inc.	206,883	34,830,822
Public Storage	53	19,852
SBA Communications Corp.	27	10,504
Simon Property Group, Inc.	160	25,563
Sun Communities, Inc.	80	16,798
Welltower, Inc.	40,751	3,495,213
Weyerhaeuser Co.	79,917	3,290,982
		68,295,093
		335,689,827
Industrial — 9.5%
Aerospace & Defense — 0.7%
Airbus SE (b)	58,044	7,413,021
The Boeing Co. (b)	571	114,954
Howmet Aerospace, Inc.	56,780	1,807,307
L3 Harris Technologies, Inc.	421	89,774
Raytheon Technologies Corp.	284	24,441
Teledyne Technologies, Inc. (b)	20,447	8,933,090
TransDigm Group, Inc. (b)	31	19,724
		18,402,311
Building Materials — 0.4%
Martin Marietta Materials, Inc.	15,419	6,792,378
Vulcan Materials Co.	17,808	3,696,584
		10,488,962
Electrical Components & Equipment — 0.3%
Generac Holdings, Inc. (b)	18,131	6,380,662
Electronics — 1.5%
Agilent Technologies, Inc.	84,661	13,516,129
Amphenol Corp. Class A	21,343	1,866,659
Fortive Corp.	94,041	7,174,388
Honeywell International, Inc.	26,444	5,513,838
Hubbell, Inc.	43,897	9,142,428
Keysight Technologies, Inc. (b)	107	22,097
TE Connectivity Ltd.	7,466	1,204,564
Trimble, Inc. (b)	18	1,569
		38,441,672
Engineering & Construction — 0.2%
Jacobs Engineering Group, Inc.	43,689	6,082,819
Environmental Controls — 0.7%
Republic Services, Inc.	105,876	14,764,408
Waste Connections, Inc.	12,914	1,759,791
		16,524,199

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	7,104	$1,468,681
Machinery – Diversified — 0.2%
Deere & Co.	13,617	4,669,133
Flowserve Corp.	705	21,573
Ingersoll Rand, Inc.	1,170	72,388
Otis Worldwide Corp.	1,222	106,400
		4,869,494
Miscellaneous - Manufacturing — 1.9%
General Electric Co.	368,274	34,790,845
Illinois Tool Works, Inc.	5,397	1,331,980
Parker-Hannifin Corp.	227	72,213
Siemens AG Registered	64,340	11,183,749
Textron, Inc.	1,416	109,315
		47,488,102
Packaging & Containers — 0.7%
Ball Corp.	1,033	99,447
Packaging Corp. of America	29,109	3,963,190
Sealed Air Corp.	1,483	100,058
WestRock Co.	292,930	12,994,375
		17,157,070
Transportation — 2.8%
Canadian Pacific Railway Ltd.	585	42,085
CSX Corp.	423,471	15,922,510
FedEx Corp.	34,670	8,967,049
Norfolk Southern Corp.	70,431	20,968,013
Union Pacific Corp.	58,000	14,611,940
United Parcel Service, Inc. Class B	51,025	10,936,698
		71,448,295
		238,752,267
Technology — 22.9%
Computers — 3.2%
Accenture PLC Class A	27,744	11,501,275
Apple, Inc.	375,168	66,618,582
Cognizant Technology Solutions Corp. Class A	15,668	1,390,065
Fortinet, Inc. (b)	93	33,424
Leidos Holdings, Inc.	534	47,473
		79,590,819
Semiconductors — 5.2%
Advanced Micro Devices, Inc. (b)	89,288	12,848,543
Analog Devices, Inc.	33,856	5,950,869
Applied Materials, Inc.	76,303	12,007,040
ASML Holding NV	29,551	23,526,733
Broadcom, Inc.	34,580	23,009,878
KLA Corp.	22,219	9,556,614
Lam Research Corp.	6,242	4,488,934
Marvell Technology, Inc.	76	6,649

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Monolithic Power Systems, Inc.	111	$54,760
NVIDIA Corp.	71,001	20,882,104
QUALCOMM, Inc.	68,912	12,601,938
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR Sponsored ADR	49,861	5,998,777
Texas Instruments, Inc.	102	19,224
Xilinx, Inc.	656	139,092
		131,091,155
Software — 14.5%
Atlassian Corp. PLC Class A (b)	7,700	2,935,933
Avalara, Inc. (b)	17,293	2,232,699
Bill.com Holdings, Inc. (b)	3,632	904,913
Black Knight, Inc. (b)	80,731	6,691,793
Broadridge Financial Solutions, Inc.	7,790	1,424,168
Cadence Design Systems, Inc. (b)	565	105,288
Canva, Inc. (Acquired 12/17/21-12/22/21, Cost $872,531) (b) (d) (e) (f)	512	872,531
Celonis SE (Acquired 6/17/21, Cost $435,243) (b) (d) (e) (f)	1,177	435,243
Ceridian HCM Holding, Inc. (b)	27,382	2,860,324
Citrix Systems, Inc.	897	84,847
Clarivate PLC (b)	934	21,968
Datadog, Inc. Class A (b)	33,758	6,012,637
Electronic Arts, Inc.	395	52,100
Epic Games, Inc. (Acquired 6/18/20-3/29/21, Cost $2,419,150) (b) (d) (e) (f)	3,660	3,519,493
Fidelity National Information Services, Inc.	7,867	858,683
Fiserv, Inc. (b)	100,448	10,425,498
HashiCorp, Inc. Class A (b)	8,584	781,487
Intuit, Inc.	42,686	27,456,489
Microsoft Corp.	564,013	189,688,852
MongoDB, Inc. (b)	14,446	7,646,990
MSCI, Inc.	3,293	2,017,588
Paycom Software, Inc. (b)	5,735	2,381,115
Playtika Holding Corp. (b)	1,497	25,883
ROBLOX Corp. Class A (b)	61,424	6,336,500
Roper Technologies, Inc.	20,885	10,272,496
salesforce.com, Inc. (b)	142,875	36,308,824
SentinelOne Inc. Class A (b)	93,331	4,712,282
ServiceNow, Inc. (b)	23,743	15,411,819
Snowflake, Inc. Class A (b)	8,151	2,761,151
Stripe, Inc., Class B (Acquired 12/17/19, Cost $295,694) (b) (d) (e) (f)	18,846	1,218,394
Synopsys, Inc. (b)	294	108,339
Twilio, Inc. Class A (b)	9,300	2,449,062
UiPath, Inc. Class A (b)	119,442	5,151,533
Workday, Inc. Class A (b)	11,481	3,136,379
Zoom Video Communications, Inc. Class A (b)	30,057	5,527,783
		362,831,084
		573,513,058
Utilities — 3.8%
Electric — 3.7%
AES Corp.	114,592	2,784,586
Ameren Corp.	1,261	112,242
CMS Energy Corp.	24,117	1,568,811
Dominion Energy, Inc.	96,051	7,545,767
Entergy Corp.	40,246	4,533,712
Eversource Energy	38,285	3,483,169

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NextEra Energy, Inc.	237,104	$22,136,029
PG&E Corp. (b)	448,209	5,441,257
Public Service Enterprise Group, Inc.	265	17,683
Sempra Energy	123,210	16,298,219
The Southern Co.	239,878	16,450,833
WEC Energy Group, Inc.	584	56,689
Xcel Energy, Inc.	184,217	12,471,491
		92,900,488
Gas — 0.1%
Atmos Energy Corp.	149	15,611
NiSource, Inc.	59,896	1,653,728
		1,669,339
		94,569,827

TOTAL COMMON STOCK (Cost $1,841,822,230)		2,468,920,438

PREFERRED STOCK — 0.6%
Consumer, Cyclical — 0.2%
Auto Manufacturers — 0.1%
Nuro, Inc., Series C (Acquired 10/30/20-3/21/21, Cost $1,236,023)
(b) (d) (e) (f)	94,681	1,973,694
Nuro, Inc., Series D (Acquired 10/29/21, Cost $487,977)
(b) (d) (e) (f)	23,409	487,977
Waymo LLC, Series A-2 (Acquired 5/08/20, Cost $748,934)
(b) (d) (e) (f)	8,722	799,999
		3,261,670
Auto Parts & Equipment — 0.1%
GM Cruise Holdings, LLC, Class F (Acquired 5/07/19, Cost $ 921,625)
(b) (d) (e) (f)	50,500	1,330,675
GM Cruise Holdings, LLC, Class G (Acquired 1/21/21, Cost $979,851)
(b) (d) (e) (f)	37,186	979,851
		2,310,526
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $1,059,705)
(b) (d) (e) (f)	22,355	1,059,705
Financial — 0.1%
Investment Companies — 0.1%
Maplebear, Inc., Series A (Acquired 11/18/20, Cost $53,081)
(b) (d) (e) (f)	870	103,313
Maplebear, Inc., Series G (Acquired 7/02/20, Cost $599,129)
(b) (d) (e) (f)	12,458	1,479,388
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $240,750)
(b) (d) (e) (f)	1,926	228,713
		1,811,414
		1,811,414

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 0.0%
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $760,988) (b) (d) (e) (f)	18,438	$760,988
Technology — 0.1%
Software — 0.1%
Canva, Inc., Series A (Acquired 12/17/21, Cost $49,421) (b) (d) (e) (f)	29	49,421
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $13,633) (b) (d) (e) (f)	8	13,633
Celonis SE, Series D (Acquired 6/17/21, Cost $1,135,255) (b) (d) (e) (f)	3,070	1,135,255
Formagrid, Inc., Series F (Acquired 12/08/21, Cost $1,130,824) (b) (d) (e) (f)	6,038	1,130,824
Rappi, Inc., Series E (Acquired 9/08/20-9/24/20, Cost $1,092,516) (b) (d) (e) (f)	18,286	1,178,041
		3,507,174
		3,507,174
Utilities — 0.1%
Electric — 0.1%
The AES Corp. Convertible 6.875%	13,043	1,252,128
The Southern Co. Convertible	25,817	1,387,663
		2,639,791
		2,639,791

TOTAL PREFERRED STOCK (Cost $13,133,795)		15,351,268

TOTAL EQUITIES (Cost $1,854,956,025)		2,484,271,706

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	4,810,724	4,810,724

TOTAL MUTUAL FUNDS (Cost $4,810,724)		4,810,724

TOTAL LONG-TERM INVESTMENTS (Cost $1,859,766,749)		2,489,082,430

SHORT-TERM INVESTMENTS — 1.3%
Mutual Fund — 1.1%
T. Rowe Price Government Reserve Investment Fund	27,678,011	27,678,011

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (h)	$4,417,252	4,417,252

MassMutual Select T. Rowe Price Large Cap Blend Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $32,095,263)		$32,095,263

TOTAL INVESTMENTS — 100.6% (Cost $1,891,862,012) (i)		2,521,177,693

Other Assets/(Liabilities) — (0.6)%		(14,482,820)

NET ASSETS — 100.0%		$2,506,694,873

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $9,772,197 or 0.39% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $5,180,312 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $2,355,708 or 0.09% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $79,019,939 or 3.15% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2021, these securities amounted to a value of $79,019,939 or 3.15% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Investment was valued using significant unobservable inputs.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $4,417,252. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $4,505,662.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.8%

CORPORATE DEBT — 3.9%
Auto Manufacturers — 0.5%
Hyundai Capital America
0.875% 6/14/24 (a)	$535,000	$524,756
1.150% 11/10/22 (a)	160,000	160,406
1.250% 9/18/23 (a)	285,000	284,793
Nissan Motor Co. Ltd.
3.043% 9/15/23 (a)	200,000	205,238
Volkswagen Group of America Finance LLC
0.875% 11/22/23 (a)	260,000	258,293
		1,433,486
Banks — 0.9%
Bank of America Corp. SOFR + .410%
0.523% VRN 6/14/24	750,000	745,089
Bank of Montreal
0.625% 7/09/24	575,000	567,293
The Goldman Sachs Group, Inc. SOFR + .505%
0.657% VRN 9/10/24	750,000	743,783
Mitsubishi UFJ Financial Group, Inc. 1 year CMT + .550%
0.953% VRN 7/19/25	700,000	691,552
		2,747,717
Beverages — 0.0%
JDE Peet's NV
0.800% 9/24/24 (a)	150,000	147,008
Building Materials — 0.1%
Martin Marietta Materials, Inc.
0.650% 7/15/23	170,000	169,404
Commercial Services — 0.1%
HPHT Finance 17 Ltd.
2.750% 9/11/22 (a)	450,000	454,121
Computers — 0.2%
HCL America, Inc.
1.375% 3/10/26 (a)	600,000	584,215
Diversified Financial Services — 0.4%
Air Lease Corp.
3.500% 1/15/22	455,000	455,400
Ally Financial, Inc.
1.450% 10/02/23	160,000	160,505
Avolon Holdings Funding Ltd.
4.250% 4/15/26 (a)	115,000	121,927

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Park Aerospace Holdings Ltd.
5.250% 8/15/22 (a)	$425,000	$434,316
		1,172,148
Electric — 0.3%
Alexander Funding Trust
1.841% 11/15/23 (a)	730,000	732,633
Consorcio Transmantaro SA
4.375% 5/07/23 (a) (b)	300,000	309,153
		1,041,786
Food — 0.1%
Mondelez International Holdings Netherlands BV
0.750% 9/24/24 (a)	340,000	334,367
Insurance — 0.1%
Brighthouse Financial Global Funding
0.600% 6/28/23 (a)	280,000	278,596
Iron & Steel — 0.1%
POSCO
2.375% 1/17/23 (a)	200,000	202,224
Leisure Time — 0.0%
YMCA of Greater New York
2.303% 8/01/26	70,000	69,407
Oil & Gas — 0.3%
Bharat Petroleum Corp. Ltd.
4.375% 1/24/22 (a)	400,000	400,679
SA Global Sukuk Ltd.
0.946% 6/17/24 (a)	500,000	492,276
		892,955
Pharmaceuticals — 0.1%
Perrigo Finance Unlimited Co.
3.900% 12/15/24	300,000	314,395
Pipelines — 0.3%
Energy Transfer LP
4.250% 3/15/23	582,000	598,094
Gray Oak Pipeline LLC
2.000% 9/15/23 (a)	30,000	30,324
Plains All American Pipeline LP/PAA Finance Corp.
3.850% 10/15/23	215,000	222,977
		851,395
Real Estate — 0.1%
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	350,000	378,875
Retail — 0.0%
Nordstrom, Inc.
2.300% 4/08/24	60,000	60,000

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.1%
Eastern Creation II Investment Holdings Ltd.
1.350% 10/20/24 (a)	$280,000	$277,883
Trucking & Leasing — 0.2%
DAE Funding LLC
1.550% 8/01/24 (a)	200,000	198,500
SMBC Aviation Capital Finance DAC
3.000% 7/15/22 (a)	370,000	373,807
		572,307

TOTAL CORPORATE DEBT (Cost $9,703,542)		11,982,289

MUNICIPAL OBLIGATIONS — 0.3%
California State University, Revenue Bond
0.563% 11/01/24	125,000	123,249
City & County of Denver Co. Airport System Revenue
Revenue Bond, 0.877% 11/15/23	20,000	19,998
Revenue Bond, 1.115% 11/15/24	30,000	29,974
City of Atlanta GA Water & Wastewater Revenue
Revenue Bond, 0.271% 11/01/22	15,000	14,958
Revenue Bond, 0.407% 11/01/23	15,000	14,850
Revenue Bond, 0.616% 11/01/24	15,000	14,750
Dallas Area Rapid Transit
Revenue Bond, 0.397% 12/01/22	15,000	14,994
Revenue Bond, 0.541% 12/01/23	10,000	9,952
Revenue Bond, 0.761% 12/01/24	10,000	9,913
New York Transportation Development Corp., Revenue Bond
1.610% 12/01/22	15,000	15,077
Oklahoma Turnpike Authority, Revenue Bond
0.491% 1/01/22	30,000	30,000
State of Illinois, General Obligation
2.840% 10/01/23	485,000	496,699
Tobacco Settlement Finance Authority
Revenue Bond, 0.947% 6/01/22	30,000	30,045
Revenue Bond, 1.193% 6/01/23	50,000	50,081
Revenue Bond, 1.497% 6/01/24	65,000	65,036
		939,576

TOTAL MUNICIPAL OBLIGATIONS (Cost $930,000)		939,576

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Automobile Asset-Backed Securities — 0.6%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C
1.060% 8/18/26	120,000	119,633
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A
2.970% 3/20/24 (a)	310,000	316,317
Carvana Auto Receivables Trust, Series 2021-P4, Class A3
1.310% 1/11/27	695,000	694,564
Exeter Automobile Receivables Trust, Series 2020-1A, Class B
2.260% 4/15/24 (a)	18,648	18,656
Santander Drive Auto Receivables Trust, Series 2020-4, Class C
1.010% 1/15/26	195,000	195,319
Santander Retail Auto Lease Trust
Series 2019-C, Class C, 2.390% 11/20/23 (a)	230,000	232,130

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-B, Class C, 2.770% 8/21/23 (a)	$170,000	$171,431
		1,748,050
Commercial Mortgage-Backed Securities — 0.4%
BX Commercial Mortgage Trust, Series 2019-IMC, Class C, 1 mo. USD LIBOR + 1.600%
1.710% FRN 4/15/34 (a)	210,000	207,903
Commercial Mortgage Pass-Through Certificates
Series 2014-UBS4, Class AM, 3.968% 8/10/47	250,000	260,678
Series 2014-UBS2, Class AM, 4.199% 3/10/47	100,000	104,179
Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD LIBOR + 1.380%
1.490% FRN 7/15/38 (a)	258,654	258,654
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class C
3.750% 12/10/36 (a)	295,000	301,170
New Orleans Hotel Trust, Series 2019-HNLA, Class C, 1 mo. USD LIBOR + 1.589%
1.699% FRN 4/15/32 (a)	100,000	98,638
		1,231,222
Other Asset-Backed Securities — 0.9%
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A
3.280% 9/26/33 (a)	50,982	52,483
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A
2.730% 4/25/28 (a)	272,373	277,415
HPEFS Equipment Trust, Series 2021-2A, Class C
0.880% 9/20/28 (a)	360,000	355,720
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR, 3 mo. USD LIBOR + 1.070%
1.194% FRN 7/15/33 (a)	475,000	475,025
Magnetite XXV Ltd., Series 2020-25A, Class A, 3 mo. USD LIBOR + 1.200%
1.324% FRN 1/25/32 (a)	250,000	250,040
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	82,393	84,624
OZLM VIII Ltd., Series 2014-8A, Class A1R3, 3 mo. USD LIBOR + .980%
1.069% FRN 10/17/29 (a)	780,000	780,000
Sierra Receivables Funding LLC, Series 2019-3A, Class A
2.340% 8/20/36 (a)	59,508	60,346
Towd Point Mortgage Trust
Series 2017-6, Class A1, 2.750% VRN 10/25/57 (a) (c)	100,065	101,370
Series 2018-2, Class A1, 3.250% VRN 3/25/58 (a) (c)	116,185	118,765
Series 2018-5, Class A1A, 3.250% VRN 7/25/58 (a) (c)	80,035	81,633
Series 2015-6, Class A1, 3.500% VRN 4/25/55 (a) (c)	2,304	2,302
Series 2018-3, Class A1, 3.750% VRN 5/25/58 (a) (c)	59,165	60,911
		2,700,634
Student Loans Asset-Backed Securities — 0.5%
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A, 0.970% 12/16/69 (a)	205,492	199,697
Series 2019-GA, Class A, 2.400% 10/15/68 (a)	159,095	160,941
Nelnet Student Loan Trust, Series 2021-CA, Class AFX
1.320% 4/20/62 (a)	658,024	647,320
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	141,201	142,304
Series 2017-B, Class A2A, 2.820% 10/15/35 (a)	242,747	246,652

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-A, Class A2A, 2.880% 9/15/34 (a)	$83,507	$84,855
		1,481,769
Whole Loan Collateral Collateralized Mortgage Obligations — 2.5%
Angel Oak Mortgage Trust, Series 2019-2, Class A1,
3.628% VRN 3/25/49 (a) (c)	27,658	27,767
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A5,
2.500% VRN 6/25/51 (a) (c)	400,865	407,289
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1,
2.720% VRN 7/25/49 (a) (c)	53,553	53,520
COLT Funding LLC, Series 2021-6, Class A1,
1.907% VRN 12/25/66 (a) (c)	660,000	661,256
CSMC 2021-RPL6 Trust, Series 2021-RPL6, Class A1,
2.000% VRN 10/25/60 (a) (c)	356,164	358,434
Ellington Financial Mortgage Trust, Series 2019-2, Class A1,
2.739% VRN 11/25/59 (a) (c)	128,225	129,173
Flagstar Mortgage Trust, Series 2021-5INV, Class A5,
2.500% VRN 7/25/51 (a) (c)	423,842	429,616
FWD Securitization Trust, Series 2020-INV1, Class A3,
2.440% VRN 1/25/50 (a) (c)	97,280	97,924
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, 2.617% VRN 1/25/60 (a) (c)	154,702	155,620
Series 2018-1, Class A33, 3.500% VRN 11/25/57 (a) (c)	85,850	86,656
Series 2018-2, Class A31, 4.500% VRN 10/25/58 (a) (c)	49,462	50,357
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A8,
2.500% VRN 11/25/51 (a) (c)	711,990	719,914
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3,
3.031% VRN 11/25/59 (a) (c)	54,476	54,484
JP Morgan Mortgage Trust, Series 2019-INV2, Class A3,
3.500% VRN 2/25/50 (a) (c)	29,668	30,019
Metlife Securitization Trust, Series 2018-1A, Class A,
3.750% VRN 3/25/57 (a) (c)	107,376	111,987
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A1, 2.464% VRN 1/26/60 (a) (c)	75,858	76,211
Series 2019-NQM5, Class A3, 3.065% VRN 11/25/59 (a) (c)	69,966	70,375
Onslow Bay Financial LLC
Series 2020-EXP1, Class 2A1, 1 mo. USD LIBOR + .750% 0.852% FRN 2/25/60 (a)	32,726	32,757
Series 2019-EXP3, Class 2A1, 1 mo. USD LIBOR + .900% 1.002% FRN 10/25/59 (a)	67,142	67,142
Series 2019-EXP3, Class 2A2, 1 mo. USD LIBOR + 1.100% 1.202% FRN 10/25/59 (a)	37,703	37,703
Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (c)	44,097	44,904
Series 2020-EXP1, Class 1A9, 3.500% VRN 2/25/60 (a) (c)	82,918	84,039
Series 2019-EXP1, Class 1A3, 4.000% VRN 1/25/59 (a) (c)	84,272	85,269
Series 2019-EXP2, Class 1A3, 4.000% VRN 6/25/59 (a) (c)	125,176	127,492
Sequoia Mortgage Trust
Series 2017-CH1, Class A2, 3.500% VRN 8/25/47 (a) (c)	41,161	41,492
Series 2017-CH1, Class A13, 4.000% VRN 8/25/47 (a) (c)	111,912	112,893
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (a) (c)	14,595	14,806
Series 2018-CH3, Class A2, 4.000% VRN 8/25/48 (a) (c)	13,313	13,406
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (a) (c)	9,579	9,637
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.160% VRN 7/25/61 (a) (c)	510,778	510,157
Series 2019-3, Class A3, 3.082% VRN 9/25/59 (a) (c)	100,009	99,911
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, 1.127% VRN 6/25/56 (a) (c)	517,130	514,136
Series 2020-1, Class A3, 2.562% VRN 2/25/50 (a) (c)	120,236	120,616

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2019-INV1, Class A1, 2.610% VRN 9/27/49 (a) (c)	$55,397	$55,830
Verus Securitization Trust
Series 2021-3, Class A1, 1.046% VRN 6/25/66 (a) (c)	477,326	474,037
Series 2021-8, Class A2, 2.286% VRN 11/25/66 (a) (c)	175,000	174,897
Series 2020-1, Class A1, 2.417% STEP 1/25/60 (a)	107,137	107,805
Series 2020-1, Class A3, 2.724% STEP 1/25/60 (a)	199,458	200,407
Series 2019-4, Class A3, 3.000% STEP 11/25/59 (a)	361,026	363,479
Series 2019-3, Class A3, 3.040% STEP 7/25/59 (a)	214,612	215,446
Series 2019-INV3, Class A3, 3.100% VRN 11/25/59 (a) (c)	367,597	370,546
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3,
2.500% VRN 12/25/50 (a) (c)	333,837	336,732
		7,736,141

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,888,209)		14,897,816

U.S. Government Agency Obligations and Instrumentalities (d) — 0.9%
Collateralized Mortgage Obligations — 0.0%
Government National Mortgage Association Series 2019-65, Class B 3.500% 5/20/49	74,042	78,263
Whole Loans — 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-HQA2, Class M1, SOFR30A + .700% 0.750% FRN 12/25/33 (a)	440,000	439,843
Series 2018-DNA3, Class M1, 1 mo. USD LIBOR + .750% 0.853% FRN 9/25/48 (a)	531	531
Series 2018-DNA2, Class M1, 1 mo. USD LIBOR + .800% 0.903% FRN 12/25/30 (a)	36,104	36,110
Series 2018-DNA3, Class M2AS, 1 mo. USD LIBOR + .900% 1.003% FRN 9/25/48 (a)	140,000	139,778
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.053% FRN 12/25/30 (a)	80,000	79,801
Series 2017-DNA2, Class M1, 1 mo. USD LIBOR + 1.200% 1.303% FRN 10/25/29	20,895	20,904
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2018-C01, Class 1ED2, 1 mo. USD LIBOR + .850% 0.953% FRN 7/25/30	256,644	256,644
Series 2018-C03, Class 1EB2, 1 mo. USD LIBOR + .850% 0.953% FRN 10/25/30	440,000	439,522
Series 2018-C03, Class 1ED2, 1 mo. USD LIBOR + .850% 0.953% FRN 10/25/30	318,273	312,631
Series 2017-C04, Class 2ED2, 1 mo. USD LIBOR + 1.100% 1.203% FRN 11/25/29	356,741	357,178
Series 2017-C05, Class 1ED3, 1 mo. USD LIBOR + 1.200% 1.303% FRN 1/25/30	218,116	217,855
Series 2017-C02, Class 2ED3, 1 mo. USD LIBOR + 1.350% 1.453% FRN 9/25/29	27,473	27,700
Series 2017-C06, Class 1M2B, 1 mo. USD LIBOR + 2.650% 2.753% FRN 2/25/30	205,000	208,158
		2,536,655

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,620,432)		2,614,918

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 89.7%
U.S. Treasury Bonds & Notes — 89.7%
U.S. Treasury Bond
1.875% 11/15/51	$2,855,000	$2,834,480
U.S. Treasury Inflation Index
0.125% 4/15/22	6,696,989	6,795,293
0.125% 1/15/23	9,942,469	10,268,574
0.125% 10/15/24	17,961,086	19,185,737
0.125% 4/15/25	32,777,503	35,066,166
0.125% 10/15/25	20,177,774	21,755,345
0.125% 4/15/26	7,722,636	8,335,470
0.125% 10/15/26	23,803,698	25,889,311
0.125% 7/15/31	5,633,956	6,335,559
0.250% 1/15/25	12,472,335	13,363,669
0.375% 7/15/23	27,132,785	28,529,169
0.375% 7/15/25	5,818,490	6,320,448
0.375% 1/15/27	4,235,427	4,659,549
0.500% 4/15/24	14,449,411	15,403,581
0.625% 4/15/23	2,003,796	2,094,720
0.625% 1/15/24 (e)	25,434,424	27,068,784
0.625% 1/15/26	23,772,676	26,112,799
U.S. Treasury Note
0.750% 8/31/26 (e)	7,820,000	7,648,939
1.250% 11/30/26	843,000	843,138
1.375% 11/15/31	3,901,100	3,852,336
		272,363,067

TOTAL U.S. TREASURY OBLIGATIONS (Cost $271,236,525)		272,363,067

TOTAL BONDS & NOTES (Cost $299,378,708)		302,797,666

TOTAL LONG-TERM INVESTMENTS (Cost $299,378,708)		302,797,666

	Number of Shares
SHORT-TERM INVESTMENTS — 0.4%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	574	574

	Principal Amount
Repurchase Agreement — 0.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (f)	$1,083,282	1,083,282

TOTAL SHORT-TERM INVESTMENTS (Cost $1,083,856)		1,083,856

TOTAL INVESTMENTS — 100.1% (Cost $300,462,564) (g)		303,881,522

Other Assets/(Liabilities) — (0.1)%		(285,420)

NET ASSETS — 100.0%		$303,596,102

Abbreviation Legend

FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $21,403,896 or 7.05% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $307,974 or 0.10% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $319,567 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2021.
(d)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	Maturity value of $1,083,282. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $1,104,972.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	1/21/22	131.50	46	USD	6,001,563	$(8,625)	$(17,177)	$8,552
Put
U.S. Treasury Note 10 Year Future	1/21/22	130.00	46	USD	6,001,563	$(17,969)	$(22,200)	$4,231
U.S. Treasury Note 10 Year Future	2/18/22	129.50	47	USD	6,132,031	(25,703)	(27,089)	1,386
						$(43,672)	$(49,289)	$5,617
						$(52,297)	$(66,466)	$14,169

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	1/21/22	NOK	9,846,141	USD	1,082,612	$35,092
Bank of America N.A.	1/21/22	USD	590,090	NOK	5,366,141	(19,058)
Citibank N.A.	1/21/22	AUD	1,525,415	USD	1,085,180	24,687
Citibank N.A.	1/21/22	USD	505,452	NZD	720,000	12,409
Citibank N.A.	1/21/22	USD	589,097	AUD	830,415	(15,100)
Citibank N.A.	2/25/22	USD	508,562	GBP	380,000	(5,689)
Goldman Sachs International	1/21/22	USD	504,540	CAD	635,000	2,552
Goldman Sachs International	1/21/22	USD	507,361	NOK	4,480,000	(1,195)
Goldman Sachs International	2/25/22	GBP	805,297	USD	1,068,155	21,647
Goldman Sachs International	2/25/22	EUR	1,345,000	USD	1,526,286	6,592
Goldman Sachs International	2/25/22	USD	566,345	GBP	425,297	(9,206)
HSBC Bank USA	1/21/22	NZD	1,587,394	USD	1,075,274	11,745
HSBC Bank USA	1/21/22	USD	590,131	CAD	756,619	(8,001)
Morgan Stanley & Co. LLC	1/21/22	CAD	1,391,619	USD	1,098,549	1,572
Morgan Stanley & Co. LLC	2/25/22	EUR	1,338,671	USD	1,514,063	11,602
Morgan Stanley & Co. LLC	2/25/22	USD	505,637	EUR	440,000	4,175
UBS AG	1/21/22	USD	507,513	AUD	695,000	1,842
UBS AG	1/21/22	USD	589,852	NZD	867,394	(4,124)
UBS AG	2/25/22	EUR	440,000	USD	501,375	87
						$71,629

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/22/22	65	$10,511,710	$(83,272)
Short
U.S. Treasury Note 10 Year	3/22/22	4	$(521,617)	$(258)
U.S. Treasury Ultra 10 Year	3/22/22	27	(3,905,258)	(48,555)
U.S. Treasury Note 2 Year	3/31/22	63	(13,742,186)	(2,642)
U.S. Treasury Note 5 Year	3/31/22	224	(27,057,065)	(41,685)
				$(93,140)

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	2/21/23	USD	3,638,000	$237,917	$—	$237,917
Fixed 1.66%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	7/08/22	USD	1,250,000	74,072	—	74,072
Fixed 1.74%	Maturity	U.S. Consumer Price Index	Maturity	Barclays Bank PLC	12/16/22	USD	2,800,000	174,152	—	174,152
Fixed 1.42%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/07/22	USD	3,420,000	245,478	—	245,478
Fixed 1.43%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/08/22	USD	1,710,000	122,140	—	122,140
Fixed 1.44%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	10/08/22	USD	1,710,000	122,087	—	122,087
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/18/23	USD	1,311,000	85,751	—	85,751
Fixed 1.60%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/18/23	USD	1,789,000	116,823	—	116,823
Fixed 1.59%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/20/23	USD	2,867,000	188,164	—	188,164
Fixed 1.49%	Maturity	U.S. Consumer Price Index	Maturity	Citibank N.A.	2/26/23	USD	2,061,000	142,099	—	142,099
Fixed 1.61%	Maturity	U.S. Consumer Price Index	Maturity	Goldman Sachs International	2/21/23	USD	2,993,000	195,274	—	195,274
Fixed 1.57%	Maturity	U.S. Consumer Price Index	Maturity	HSBC Bank USA	2/25/23	USD	2,241,000	149,069	—	149,069
Fixed 3.14%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	8/03/23	USD	4,650,000	102,996	—	102,996
Fixed 2.30%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	2/22/24	USD	5,500,000	336,840	—	336,840
Fixec 2.96%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	8/02/24	USD	5,501,000	143,402	—	143,402
Fixed 2.95%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	8/03/24	USD	3,133,000	81,631	—	81,631
Fixed 2.94%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	8/03/24	USD	1,567,000	41,681	—	41,681
Fixed 2.94%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	8/03/24	USD	2,200,000	58,519	—	58,519
Fixed 2.29%	Maturity	U.S. Consumer Price Index	Maturity	UBS AG	6/05/23	USD	1,700,000	73,673	—	73,673
								$2,691,768	$—	$2,691,768

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	U.S. Dollar

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.7%

COMMON STOCK — 92.8%
Australia — 7.9%
ALS Ltd.	148,435	$1,413,317
BHP Group Ltd. (a)	191,533	5,796,741
Centuria Office REIT	101,068	172,206
Goodman Group	33,727	651,277
IGO Ltd.	91,182	764,569
Northern Star Resources Ltd.	255,874	1,753,798
OZ Minerals Ltd.	42,514	877,021
Perseus Mining Ltd.	1,186,691	1,400,431
Rio Tinto Ltd.	11,911	870,252
Scentre Group	195,818	450,356
Tietto Minerals Ltd. (b)	525,419	189,564
		14,339,532
Austria — 0.2%
Mayr Melnhof Karton AG	1,577	317,208
Belgium — 0.0%
Azelis Group NV (b)	2,858	82,041
Bermuda — 0.3%
Hongkong Land Holdings Ltd.	106,400	552,902
Brazil — 0.4%
Vale SA	48,257	676,241
Canada — 5.1%
Canadian Apartment Properties	6,165	292,228
Canadian National Railway Co.	1,407	172,829
Canadian Natural Resources Ltd.	6,414	271,021
Canadian Pacific Railway Ltd.	2,487	178,915
Dundee Precious Metals, Inc.	21,590	133,471
Enbridge, Inc.	5,645	220,607
Enerflex Ltd.	27,500	166,528
ERO Copper Corp. (b)	48,827	744,979
Franco-Nevada Corp.	3,408	471,319
K92 Mining, Inc. (b)	122,180	694,473
Karora Resources, Inc. (b)	88,138	296,128
Magna International, Inc. (a)	1,115	90,248
Pan American Silver Corp.	5,930	148,072
Rhyolite Resources Ltd., PIPE Shares (Acquired 12/20/21,Cost $145,618) (b) (c) (d)	214,075	147,912
Summit Industrial Income REIT	49,448	918,636
TC Energy Corp.	9,689	450,926
Victoria Gold Corp. (b)	96,608	1,088,315
Wesdome Gold Mines Ltd. (b)	245,672	2,235,412
West Fraser Timber Co. Ltd.	2,423	231,161

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Wheaton Precious Metals Corp.	4,533	$194,515
		9,147,695
Cayman Islands — 0.4%
Bluescape Opportunities Acquisition Corp. (b)	11,882	120,721
China Resources Mixc Lifestyle Services Ltd. (e)	49,400	230,319
Huazhu Group Ltd. ADR (b)	7,519	280,760
		631,800
Denmark — 0.2%
ROCKWOOL International A/S Class B	755	330,451
Finland — 1.4%
Kojamo OYJ	26,255	634,547
Metso Outotec OYJ	101,537	1,079,965
Stora Enso OYJ Class R	13,773	250,466
UPM-Kymmene OYJ	15,254	576,500
		2,541,478
France — 2.6%
Air Liquide SA	2,618	456,517
Constellium SE (b)	34,964	626,205
Gecina SA	1,458	203,930
Legrand SA	3,156	369,361
Safran SA	654	80,323
Schneider Electric SE	2,359	462,480
TotalEnergies SE	42,179	2,142,304
Verallia SA (e)	10,353	364,817
		4,705,937
Germany — 0.5%
Infineon Technologies AG	3,355	155,568
Vonovia SE	13,997	772,865
		928,433
Hong Kong — 0.4%
Sun Hung Kai Properties Ltd.	59,000	716,225
Ireland — 0.7%
Linde PLC	3,462	1,199,341
Japan — 2.4%
Bridgestone Corp.	2,400	103,268
Daiwa Office Investment Corp.	59	359,370
Heiwa Real Estate Co. Ltd.	7,300	245,617
Hoshino Resorts REIT, Inc.	26	147,599
Industrial & Infrastructure Fund Investment Corp.	259	500,033
Kyoritsu Maintenance Co. Ltd.	10,300	361,346
Mitsui Fudosan Co. Ltd.	39,000	772,562
Mitsui Fudosan Logistics Park, Inc.	83	465,399
Nippon Steel Corp.	34,900	570,784
Recruit Holdings Co. Ltd.	2,000	121,238
Shin-Etsu Chemical Co. Ltd.	1,500	259,792
SUMCO Corp.	10,300	208,545

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tokyo Tatemono Co. Ltd.	15,900	$232,246
		4,347,799
Kazakhstan — 0.4%
NAC Kazatomprom JSC	17,098	627,794
Luxembourg — 0.2%
Ardagh Metal Packaging SA (b)	7,090	64,023
Shurgard Self Storage SA	5,206	340,801
		404,824
Mexico — 0.4%
Grupo Mexico SAB de CV Series B	159,075	693,465
Netherlands — 0.8%
Akzo Nobel NV	5,593	615,675
CTP NV (e)	18,576	395,253
Koninklijke DSM NV	1,926	432,441
		1,443,369
Norway — 1.1%
Aker BP ASA	10,579	324,958
Equinor ASA	48,399	1,276,966
Norsk Hydro ASA	50,913	401,014
		2,002,938
Portugal — 0.4%
Galp Energia SGPS SA	82,488	799,881
Russia — 1.3%
Alrosa PJSC	737,090	1,198,777
MMC Norilsk Nickel PJSC	1,943	590,149
Polyus PJSC	3,279	570,754
		2,359,680
Singapore — 0.6%
CapitaLand Mall Trust	276,300	418,460
Daiwa House Logistics Trust (b)	320,900	190,502
Digital Core REIT Management Pte Ltd. (b)	380,300	441,148
		1,050,110
South Africa — 0.2%
Impala Platinum Holdings Ltd.	8,324	117,567
Sibanye Stillwater Ltd.	101,782	314,524
		432,091
Spain — 0.4%
Cellnex Telecom SA (e)	5,296	307,486
Iberdrola SA	22,251	260,748
Inmobiliaria Colonial SA	21,714	203,959
		772,193

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sweden — 5.3%
Atlas Copco AB Class B	3,879	$226,413
Boliden AB	70,032	2,714,837
Epiroc AB Class A	76,818	1,947,569
Epiroc AB Class B	22,153	469,792
Fabege AB	23,492	391,920
Granges AB	64,148	753,849
Hexpol AB	16,290	218,812
Lundin Energy AB	14,567	522,407
Sandvik AB	75,811	2,118,147
Svenska Cellulosa AB Class B	15,198	269,217
		9,632,963
United Kingdom — 5.1%
Anglo American PLC	18,787	769,006
Antofagasta PLC	29,226	531,233
BHP Group PLC	77,265	2,302,690
Big Yellow Group PLC	11,563	266,769
Croda International PLC	3,502	480,299
Derwent London PLC	13,056	603,161
Great Portland Estates PLC	48,197	474,244
Mondi PLC	23,919	589,407
Rio Tinto PLC	17,699	1,166,916
The UNITE Group PLC	15,495	232,544
The Weir Group PLC	61,028	1,407,936
Whitbread PLC (b)	8,526	344,382
		9,168,587
United States — 54.1%
3M Co.	564	100,183
Acadia Realty Trust	66,973	1,462,021
AGCO Corp.	2,237	259,537
Agree Realty Corp.	145	10,347
Air Products & Chemicals, Inc.	2,174	661,461
Alamo Group, Inc.	1,233	181,473
Alaska Air Group, Inc. (b)	4,413	229,917
Albemarle Corp.	4,991	1,166,746
Alexandria Real Estate Equities, Inc.	12,175	2,714,538
Allegiant Travel Co. (b)	1,486	277,941
Ameren Corp.	4,290	381,853
American Campus Communities, Inc.	24,188	1,385,730
Apartment Income REIT Corp.	14,440	789,435
Apple Hospitality REIT, Inc.	77,694	1,254,758
AvalonBay Communities, Inc.	10,827	2,734,792
Avery Dennison Corp.	1,912	414,082
Ball Corp.	3,908	376,223
BWX Technologies, Inc.	1,513	72,442
Cactus, Inc. Class A	7,244	276,214
Camden Property Trust	20,526	3,667,586
Caterpillar, Inc.	11,350	2,346,499
CF Industries Holdings, Inc.	3,417	241,855
ChampionX Corp. (b)	10,697	216,186
Chevron Corp.	11,218	1,316,432
CMS Energy Corp.	5,048	328,372
ConocoPhillips	26,458	1,909,738
Copart, Inc. (b)	758	114,928

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CoStar Group, Inc. (b)	1,000	$79,030
CSX Corp.	5,328	200,333
CubeSmart	42,092	2,395,456
Darling Ingredients, Inc. (b)	5,056	350,330
Deere & Co.	1,321	452,958
Delta Air Lines, Inc. (b)	6,020	235,262
Devon Energy Corp.	24,018	1,057,993
Dominion Energy, Inc.	5,095	400,263
Douglas Emmett, Inc.	44,498	1,490,683
EastGroup Properties, Inc.	5,013	1,142,212
Element Solutions, Inc.	18,068	438,691
Entegris, Inc.	3,384	468,955
EOG Resources, Inc.	14,201	1,261,475
EPR Properties	1,365	64,824
Equinix, Inc.	4,425	3,742,842
Equity LifeStyle Properties, Inc.	31,060	2,722,720
Equity Residential	29,981	2,713,280
Essential Properties Realty Trust, Inc.	1,944	56,046
Essex Property Trust, Inc.	7,312	2,575,506
Federal Realty Investment Trust	3,903	532,057
Frontier Group Holdings, Inc. (b)	16,209	219,956
Halliburton Co.	7,152	163,566
Healthcare Realty Trust, Inc.	21,390	676,780
Healthcare Trust of America, Inc. Class A	20,268	676,749
Hess Corp.	4,276	316,552
Highwoods Properties, Inc.	7,413	330,546
Hilton Worldwide Holdings, Inc. (b)	1,821	284,058
Host Hotels & Resorts, Inc. (b)	20,807	361,834
The Howard Hughes Corp. (b)	7,535	766,912
Hubbell, Inc.	2,332	485,686
IDACORP, Inc.	1,622	183,789
Innovative Industrial Properties, Inc.	72	18,930
International Paper Co.	12,267	576,304
JetBlue Airways Corp. (b)	16,441	234,120
Kadant, Inc.	1,110	255,833
Kilroy Realty Corp.	15,686	1,042,492
Kimco Realty Corp.	44,657	1,100,795
Knight-Swift Transportation Holdings, Inc.	2,234	136,140
Leidos Holdings, Inc.	863	76,721
Lockheed Martin Corp.	262	93,117
LXP Industrial Trust	923	14,417
Magnolia Oil & Gas Corp. Class A	20,307	383,193
Marriott International, Inc. Class A (b)	5,496	908,159
Martin Marietta Materials, Inc.	3,471	1,529,045
National Retail Properties, Inc.	1,839	88,401
NextEra Energy, Inc.	3,419	319,198
Norfolk Southern Corp.	1,977	588,573
Northrop Grumman Corp.	328	126,959
Nucor Corp.	8,063	920,391
Old Dominion Freight Line, Inc.	417	149,444
Orion Office REIT, Inc. (b)	523	9,764
Packaging Corp. of America	6,033	821,393
Pebblebrook Hotel Trust	44,915	1,004,749
Pioneer Natural Resources Co.	5,602	1,018,892
PPG Industries, Inc.	3,222	555,602
Prologis, Inc.	34,838	5,865,326
PS Business Parks, Inc.	5,597	1,030,799
Public Storage	6,382	2,390,442

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Quaker Chemical Corp.	1,035	$238,857
Quanta Services, Inc.	2,341	268,419
Rayonier, Inc.	2,285	92,223
Realty Income Corp.	5,231	374,487
Regency Centers Corp.	15,013	1,131,230
Reliance Steel & Aluminum Co.	14,527	2,356,570
Rexford Industrial Realty, Inc.	22,424	1,818,811
Rockwell Automation, Inc.	397	138,493
Roper Technologies, Inc.	252	123,949
Royal Gold, Inc.	1,343	141,297
RPM International, Inc.	7,849	792,749
Sanderson Farms, Inc.	1,040	198,723
SBA Communications Corp.	1,806	702,570
Sempra Energy	2,319	306,757
The Sherwin-Williams Co.	4,004	1,410,049
Shoals Technologies Group, Inc. Class A (b)	13,699	332,886
Simon Property Group, Inc.	10,140	1,620,068
SL Green Realty Corp.	8,939	640,926
Southern Copper Corp.	10,709	660,852
Southwest Airlines Co. (b)	4,899	209,873
Spirit Realty Capital, Inc.	596	28,721
Steel Dynamics, Inc.	18,446	1,144,943
STORE Capital Corp.	3,555	122,292
Sun Country Airlines Holdings, Inc. (b)	6,936	189,006
Sunstone Hotel Investors, Inc. (b)	61,719	723,964
Sylvamo Corp. (b)	78	2,175
Terreno Realty Corp.	18,892	1,611,299
The Timken Co.	2,677	185,489
Union Pacific Corp.	2,196	553,238
United Airlines Holdings, Inc. (b)	5,273	230,852
Verisk Analytics, Inc.	659	150,733
Vulcan Materials Co.	6,588	1,367,537
WEC Energy Group, Inc.	3,935	381,970
Welltower, Inc.	39,983	3,429,342
WestRock Co.	6,081	269,753
WP Carey, Inc.	4,428	363,317
Xcel Energy, Inc.	5,778	391,171
		97,703,423

TOTAL COMMON STOCK (Cost $136,061,703)		167,608,401

PREFERRED STOCK — 0.9%
United States — 0.9%
Jetti Holdings, Inc., Series C, (Acquired 5/24/21-6/30/21, Cost $130,426)
(b) (c) (d) (f)	2,253	130,426
Lilac Solutions, Inc., Series B, (Acquired 9/08/21,Cost $329,342)
(b) (c) (d) (f)	25,087	329,342
NextEra Energy, Inc. Convertible 5.279% (a)	10,074	579,658
The Southern Co. Convertible 6.750%	10,111	543,467
		1,582,893

TOTAL PREFERRED STOCK (Cost $1,354,476)		1,582,893

TOTAL EQUITIES (Cost $137,416,179)		169,191,294

MassMutual Select T. Rowe Price Real Assets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 8.1%

United States — 8.1%
SPDR Dow Jones REIT ETF (a)	3,475	$424,506
SPDR S&P Homebuilders ETF (a)	27,868	2,390,517
SPDR S&P Oil & Gas Exploration & Production ETF (a)	38,914	3,730,685
State Street Navigator Securities Lending Government Money Market Portfolio (g)	6,809,829	6,809,829
VanEck Gold Miners ETF	26,150	837,584
VanEck Oil Services ETF (a)	1,758	324,949
		14,518,070

TOTAL MUTUAL FUNDS (Cost $12,701,662)		14,518,070

TOTAL LONG-TERM INVESTMENTS (Cost $150,117,841)		183,709,364

SHORT-TERM INVESTMENTS — 2.0%
Mutual Fund — 1.0%
T. Rowe Price Government Reserve Investment Fund	1,865,474	1,865,473

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (h)	$1,499,835	1,499,835
U.S. Treasury Bill — 0.2%
U.S. Treasury Bill
0.169% 6/23/22 (i) (j)	390,000	389,690

TOTAL SHORT-TERM INVESTMENTS (Cost $3,754,997)		3,754,998

TOTAL INVESTMENTS — 103.8% (Cost $153,872,838) (k)		187,464,362

Other Assets/(Liabilities) — (3.8)%		(6,854,323)

NET ASSETS — 100.0%		$180,610,039

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $12,773,135 or 7.07% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $6,405,302 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Restricted security. Certain securities are restricted as to resale. At December 31, 2021, these securities amounted to a value of $607,680 or 0.34% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $607,680 or 0.34% of net assets.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $1,297,875 or 0.72% of net assets.
(f)	Investment was valued using significant unobservable inputs.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $1,499,835. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $1,529,924.
(i)	The rate shown represents yield-to-maturity.
(j)	All or a portion of this security is pledged/held as collateral for open derivatives.
(k)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P TSX 60 Index	3/17/22	6	$1,195,998	$19,133
Russell 2000 E Mini Index	3/18/22	23	2,553,438	25,782
Xae Energy	3/18/22	30	1,752,247	(20,047)
				$24,868
Short
Nasdaq 100 E Mini Index	3/18/22	8	$(2,598,167)	$(13,153)
U.S. Treasury Note 10 Year	3/22/22	20	(2,601,378)	(7,997)
U.S. Treasury Ultra Bond	3/22/22	3	(581,925)	(9,450)
				$(30,600)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 94.6%
Basic Materials — 3.9%
Chemicals — 1.0%
AgroFresh Solutions, Inc. (a)	66,618	$132,570
American Vanguard Corp.	15,320	251,095
Element Solutions, Inc.	97,615	2,370,092
Hawkins, Inc.	9,418	371,540
Minerals Technologies, Inc.	11,890	869,754
Oil-Dri Corp. of America	2,466	80,712
Orion Engineered Carbons SA (a)	34,206	628,022
PPG Industries, Inc.	5,751	991,702
Quaker Chemical Corp.	5,966	1,376,834
RPM International, Inc.	14,000	1,414,000
Westlake Chemical Corp.	11,901	1,155,944
		9,642,265
Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	16,442	602,928
West Fraser Timber Co. Ltd.	10,917	1,041,514
		1,644,442
Iron & Steel — 0.1%
Carpenter Technology Corp.	18,338	535,286
Reliance Steel & Aluminum Co.	3,660	593,725
		1,129,011
Mining — 2.6%
AngloGold Ashanti Ltd. Sponsored ADR (b)	93,883	1,969,665
Cameco Corp.	170,742	3,723,883
Centerra Gold, Inc.	17,685	136,313
Cia de Minas Buenaventura SA Sponsored ADR (a) (b)	202,441	1,481,868
Constellium SE (a)	106,239	1,902,741
ERO Copper Corp. (a)	66,223	1,010,399
Franco-Nevada Corp.	37,556	5,193,918
Freeport-McMoRan, Inc.	71,550	2,985,782
Fresnillo PLC	184,544	2,226,813
Gold Fields Ltd. Sponsored ADR (b)	148,275	1,629,542
Kirkland Lake Gold Ltd.	7,544	316,471
NAC Kazatomprom JSC	222	8,151
NAC Kazatomprom JSC GDR	37,048	1,361,514

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Northern Star Resources Ltd.	69,754	$478,104
		24,425,164
		36,840,882
Communications — 4.2%
Advertising — 0.2%
Advantage Solutions, Inc. (a) (b)	67,743	543,299
Boston Omaha Corp. Class A (a)	21,428	615,626
The Trade Desk, Inc. Class A (a)	7,900	723,956
		1,882,881
Internet — 1.6%
1stdibs.com, Inc. (a)	4,952	61,949
Bumble, Inc. (a)	3,923	132,833
Deliveroo PLC Class A (a) (c)	78,716	222,387
DoorDash, Inc., Class A (a)	2,100	312,690
Etsy, Inc. (a)	6,900	1,510,686
Farfetch Ltd. Class A (a)	14,712	491,822
Figs, Inc. Class A (a)	56,899	1,568,136
Grab Holdings Ltd. (a)	12,829	91,471
Grab Holdings, Ltd., PIPE Shares (Acquired 4/13/21, Cost $166,460) (a) (d) (e)	16,646	118,686
IAC/InterActiveCorp (a)	7,500	980,325
Match Group, Inc. (a)	6,000	793,500
MYT Netherlands Parent BV (a) (b)	3,743	79,389
Nextdoor Holdings, Inc. (a)	8,013	63,222
Okta, Inc. (a)	17,486	3,919,837
Open Lending Corp. Class A (a)	14,695	330,344
Opendoor Technologies, Inc. (a)	32,189	470,281
Poshmark, Inc. Class A (a)	3,410	58,072
RealReal, Inc. (a)	19,935	231,445
Rover Group, Inc., Earnout Shares 16.00 (Acquired 8/02/21, Cost $0) (a) (d) (e) (f)	15,883	1,542
Rover Group, Inc., Lockup Shares (Acquired 5/11/18-5/25/18, Cost $114,384) (a) (d) (e)	18,121	167,846
Spotify Technology SA (a)	8,300	1,942,449
Upwork, Inc. (a)	36,062	1,231,878
Vimeo, Inc. (a)	21,660	389,014
		15,169,804
Media — 2.0%
Cable One, Inc.	2,945	5,193,360
DISH Network Corp. Class A (a)	34,610	1,122,748
Fox Corp. Class A	39,142	1,444,340
Liberty Broadband Corp. Class C (a)	2,319	373,591
Liberty Media Corp-Liberty Formula One Class C (a)	26,200	1,656,888
News Corp. Class A	225,150	5,023,097
Saga Communications, Inc. Class A	5,561	133,520
Scholastic Corp.	49,588	1,981,536
Thryv Holdings, Inc. (a)	2,396	98,547
ViacomCBS, Inc. Class B	60,648	1,830,357
		18,857,984

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 0.4%
Corning, Inc.	45,400	$1,690,242
Harmonic, Inc. (a)	134,342	1,579,862
Infinera Corp. (a)	7,522	72,136
Telephone & Data Systems, Inc.	22,158	446,484
		3,788,724
		39,699,393
Consumer, Cyclical — 9.5%
Airlines — 0.3%
Allegiant Travel Co. (a)	963	180,120
Southwest Airlines Co. (a)	56,272	2,410,692
Sun Country Airlines Holdings, Inc. (a)	11,909	324,520
		2,915,332
Apparel — 0.7%
Allbirds, Inc. (a) (b)	8,059	121,530
Allbirds, Inc., Class B Lockup Shares (Acquired 10/09/18- 9/22/20, Cost $378,640) (a) (d) (e)	34,112	488,689
Capri Holdings Ltd. (a)	12,829	832,730
Deckers Outdoor Corp. (a)	1,500	549,465
On Holding AG, Class A (a)	6,600	249,546
Ralph Lauren Corp.	19,433	2,309,806
Skechers U.S.A., Inc. Class A (a)	12,300	533,820
Steven Madden Ltd.	16,124	749,282
VF Corp.	7,200	527,184
		6,362,052
Auto Manufacturers — 1.3%
Blue Bird Corp. (a)	14,598	228,313
PACCAR, Inc.	37,253	3,287,950
Rivian Automotive, Inc. Class A (a)	4,199	435,394
Rivian Automotive, Inc., Lockup Shares (Acquired 12/23/19 - 1/19/21, Cost $1,242,527) (a) (d) (e)	79,743	7,855,124
		11,806,781
Auto Parts & Equipment — 0.3%
Aptiv PLC (a)	4,500	742,275
Aurora Innovation, Inc., Lockup Shares (Acquired 3/01/19, Cost $32,154) (a) (d) (e)	7,554	80,805
Dorman Products, Inc. (a)	6,583	743,945
Gentherm, Inc. (a)	6,574	571,281
Meritor, Inc. (a)	22,543	558,615
Visteon Corp. (a)	4,088	454,340
		3,151,261
Distribution & Wholesale — 0.5%
Pool Corp.	975	551,850
SiteOne Landscape Supply, Inc. (a) (b)	14,584	3,533,412
thredUP, Inc. (a) (b)	17,618	224,806
Univar Solutions, Inc. (a)	26,210	743,053
		5,053,121

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 0.7%
Cinemark Holdings, Inc. (a)	16,881	$272,122
DraftKings, Inc. Class A (a)	15,000	412,050
Genius Sports Ltd. (a)	12,277	93,305
Madison Square Garden Sports Corp. (a)	3,099	538,389
Marriott Vacations Worldwide Corp.	4,801	811,273
Red Rock Resorts, Inc. Class A	3,436	189,014
Vail Resorts, Inc.	12,333	4,043,991
		6,360,144
Food Services — 0.1%
Compass Group PLC (a)	54,652	1,217,443
Home Builders — 0.5%
Cavco Industries, Inc. (a)	5,408	1,717,851
Horizon Global Corp. (a)	39,691	316,734
LCI Industries	3,806	593,241
Meritage Home Corp. (a)	10,561	1,289,076
Skyline Champion Corp. (a)	12,658	999,729
		4,916,631
Leisure Time — 0.1%
Drive Shack, Inc. (a)	34,510	49,349
Peloton Interactive, Inc. Class A (a)	6,625	236,910
Rad Power Bikes, Inc., Class A (Acquired 1/22/21, Cost $69,082) (a) (d) (e) (f)	14,321	137,250
		423,509
Lodging — 0.6%
Hilton Worldwide Holdings, Inc. (a)	23,500	3,665,765
MGM Resorts International	39,200	1,759,296
		5,425,061
Retail — 4.3%
Aspen Aerogels, Inc. (a)	3,113	154,996
Bath & Body Works, Inc.	10,500	732,795
Beacon Roofing Supply, Inc. (a)	20,497	1,175,503
BJ's Restaurants, Inc. (a)	24,678	852,625
Burlington Stores, Inc. (a)	24,719	7,205,836
Casey's General Stores, Inc.	12,000	2,368,200
Chipotle Mexican Grill, Inc. (a)	1,250	2,185,313
Chuy's Holdings, Inc. (a)	13,295	400,445
Denny's Corp. (a)	19,637	314,192
Dollar General Corp.	12,100	2,853,543
Dollar Tree, Inc. (a)	12,700	1,784,604
Domino's Pizza, Inc.	2,950	1,664,774
Dutch Bros, Inc., Class A (a)	7,000	356,370
Fiesta Restaurant Group, Inc. (a)	29,583	325,709
Five Below, Inc. (a)	5,115	1,058,242
Framebridge Future Contingency Payments (Acquired 5/19/20-11/10/20, Cost $27,511) (a) (d) (e) (f)	10,553	3,025
Freshpet, Inc. (a)	1,001	95,365
Hibbett, Inc.	5,671	407,915
Lululemon Athletica, Inc. (a)	1,300	508,885
Lumber Liquidators Holdings, Inc. (a)	28,149	480,503

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
O'Reilly Automotive, Inc. (a)	2,700	$1,906,821
Olaplex Holdings, Inc. (a)	11,957	348,307
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	19,843	1,015,763
Papa John's International, Inc.	20,363	2,717,850
Petco Health & Wellness Co., Inc. (a) (b)	29,112	576,126
Red Robin Gourmet Burgers, Inc. (a)	14,111	233,255
RH (a)	2,356	1,262,675
Ross Stores, Inc.	10,600	1,211,368
Rush Enterprises, Inc. Class A	16,578	922,400
Ruth's Hospitality Group, Inc. (a)	13,150	261,685
Warby Parker, Inc. Class A (a)	60,047	2,795,788
Wingstop, Inc.	5,893	1,018,310
Winmark Corp.	3,151	782,362
		39,981,550
Textiles — 0.1%
Bombas LLC. (Acquired 2/12/21, Cost $183,470) (a) (d) (e) (f)	41,514	330,830
Mohawk Industries, Inc. (a)	3,690	672,244
UniFirst Corp.	356	74,903
		1,077,977
		88,690,862
Consumer, Non-cyclical — 25.1%
Agriculture — 0.6%
Bunge Ltd.	58,331	5,445,782
Pax Labs, Inc., Class A (Acquired 4/18/19, Cost $218,578) (a) (d) (e) (f)	58,048	59,209
		5,504,991
Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a)	5,495	2,775,524
Carlsberg A/S Class B	8,763	1,505,271
Coca-Cola Consolidated, Inc.	1,489	921,974
		5,202,769
Biotechnology — 4.5%
Abcam PLC (a)	40,964	960,918
Abcam PLC Sponsored ADR (a)	8,490	199,939
ACADIA Pharmaceuticals, Inc. (a)	54,782	1,278,612
ADC Therapeutics SA (a)	4,782	96,596
Akero Therapeutics, Inc. (a)	2,540	53,721
Allogene Therapeutics, Inc. (a)	4,711	70,288
Alnylam Pharmaceuticals, Inc. (a)	14,189	2,406,171
Annexon, Inc. (a)	4,827	55,462
Apellis Pharmaceuticals, Inc. (a)	15,149	716,245
Arcutis Biotherapeutics, Inc. (a)	1,908	39,572
Argenx SE ADR (a)	11,403	3,993,217
Ascendis Pharma A/S ADR (a)	10,202	1,372,475
Avidity Biosciences, Inc. (a) (b)	30,464	724,129
BeiGene Ltd. ADR (a)	759	205,636
Bicycle Therapeutics PLC (a)	1,050	63,914
BioMarin Pharmaceutical, Inc. (a)	9,831	868,569
Blueprint Medicines Corp. (a)	13,279	1,422,314
C4 Therapeutics, Inc. (a)	11,015	354,683
Cerevel Therapeutics Holdings, Inc. (a)	19,943	646,552

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Certara, Inc. (a)	9,395	$267,006
Corteva, Inc.	74,310	3,513,377
CRISPR Therapeutics AG (a) (b)	2,187	165,731
Day One Biopharmaceuticals, Inc. (a) (b)	3,093	52,117
Denali Therapeutics, Inc. (a)	9,199	410,275
DICE Therapeutics, Inc. (a)	3,144	79,575
Entrada Therapeutics, Inc. (a)	3,453	59,115
Exelixis, Inc. (a)	30,413	555,950
Exscientia Plc (a) (b)	1,673	33,058
Fate Therapeutics, Inc. (a)	8,080	472,761
Generation Bio Co., (a)	24,766	175,343
Global Blood Therapeutics, Inc. (a)	13,268	388,354
Homology Medicines, Inc. (a)	8,680	31,595
Icosavax, Inc. (a)	10,322	236,167
IGM Biosciences, Inc. (a)	8,038	235,755
Imago Biosciences, Inc. (a)	1,216	28,831
Imago Biosciences, Inc., Lockup Shares (Acquired 11/12/20, Cost $31,278) (a) (d) (e)	3,082	69,421
Incyte Corp. (a)	16,317	1,197,668
Insmed, Inc. (a)	50,161	1,366,386
Ionis Pharmaceuticals, Inc. (a)	30,434	926,107
Iovance Biotherapeutics, Inc. (a)	7,175	136,971
IVERIC bio, Inc. (a)	5,965	99,735
Karuna Therapeutics, Inc. (a)	4,792	627,752
Kodiak Sciences, Inc. (a)	20,231	1,715,184
Kronos Bio, Inc. (a)	3,205	43,556
Kymera Therapeutics, Inc. (a)	11,654	739,912
MeiraGTx Holdings PLC (a)	6,593	156,518
Mirati Therapeutics, Inc. (a)	2,856	418,947
Monte Rosa Therapeutics, Inc. (a)	11,586	236,586
Nkarta, Inc. (a)	8,061	123,736
Nurix Therapeutics, Inc. (a)	15,538	449,825
Olink Holding AB (a) (b)	19,646	357,557
Pacific Biosciences of California, Inc. (Acquired 7/21/21, Cost $160,286) (a) (d) (e)	5,992	116,467
Pardes Biosciences, Inc. Common Stock Usd.0001 (a)	4,736	77,528
Prothena Corp. PLC (a)	22,273	1,100,286
PTC Therapeutics, Inc. (a)	3,901	155,377
Radius Health, Inc. (a)	10,167	70,356
RAPT Therapeutics, Inc. (a)	11,530	423,497
Relay Therapeutics, Inc. (a)	9,610	295,123
Replimune Group, Inc. (a)	17,325	469,507
Rocket Pharmaceuticals, Inc. (a)	7,194	157,045
Sage Therapeutics, Inc. (a)	1,670	71,042
Sana Biotechnology, Inc. (a)	1,857	28,746
Scholar Rock Holding Corp. (a)	17,276	429,136
Seagen, Inc. (a)	15,972	2,469,271
Seer, Inc. (a) (b)	11,352	258,939
Sema4 Holdings Corp. (a) (b)	3,695	16,480
Tenaya Therapeutics, Inc. (a)	8,027	152,112
Tenaya Therapeutics, Inc., Lockup Shares (Acquired 12/17/20, Cost $31,389) (a) (d) (e)	2,524	45,438
Turning Point Therapeutics, Inc. (a)	13,649	651,057
Twist Bioscience Corp. (a)	1,787	138,296
Ultragenyx Pharmaceutical, Inc. (a)	25,980	2,184,658
Xencor, Inc. (a)	20,939	840,073
Zai Lab Ltd. ADR (a)	2,317	145,623
Zentalis Pharmaceuticals, Inc. (a)	12,117	1,018,555

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zymeworks, Inc. (a) (b)	2,417	$39,615
		42,254,111
Commercial Services — 5.4%
ABM Industries, Inc.	7,914	323,287
ADT, Inc.	56,432	474,593
Altus Group Ltd. (b)	10,077	565,370
American Public Education, Inc. (a)	15,821	352,017
ASGN, Inc. (a)	2,303	284,190
Booz Allen Hamilton Holding Corp.	54,413	4,613,678
Bright Horizons Family Solutions, Inc. (a)	20,886	2,629,130
The Brink's Co.	6,684	438,270
Cintas Corp.	1,543	683,811
CoStar Group, Inc. (a)	71,579	5,656,888
Equifax, Inc.	7,600	2,225,204
Euronet Worldwide, Inc. (a)	4,791	570,944
FleetCor Technologies, Inc. (a)	10,300	2,305,552
FTI Consulting, Inc. (a)	1,997	306,380
Green Dot Corp. Class A (a)	12,959	469,634
Herc Holdings, Inc.	463	72,483
Huron Consulting Group, Inc. (a)	9,570	477,543
Korn Ferry	11,715	887,177
Legalzoom.com Inc. (a)	27,361	439,691
MarketAxess Holdings, Inc.	6,316	2,597,581
Monro, Inc.	23,425	1,364,975
Multiplan Corp. (a)	117,905	522,319
Paylocity Holding Corp. (a)	18,556	4,382,185
Payoneer Global, Inc. (a)	84,908	624,074
PROG Holdings, Inc. (a)	32,314	1,457,685
Rent the Runway, Inc. Class A (a)	12,575	102,486
Rent the Runway, Inc., Lockup Shares (Acquired 3/21/19 - 4/30/20, Cost $108,185) (a) (d) (e)	5,781	44,759
Rentokil Initial PLC	436,311	3,451,422
Repay Holdings Corp. (a)	13,864	253,295
SEACOR Marine Holdings Inc. (a)	42,525	144,585
Strategic Education, Inc.	27,255	1,576,429
Terminix Global Holdings, Inc. (a)	36,100	1,632,803
Toast, Inc., Class A (a)	6,595	228,913
Toast, Inc., Class B, Lockup Shares (Acquired 6/27/18- 2/14/20, Cost $316,308) (a) (d) (e)	72,297	2,383,957
TransUnion	37,290	4,421,848
Verisk Analytics, Inc.	5,200	1,189,396
		50,154,554
Food — 2.1%
BellRing Brands, Inc. Class A (a)	9,269	264,445
Cal-Maine Foods, Inc.	13,633	504,285
Campbell Soup Co.	61,501	2,672,833
Flowers Foods, Inc.	209,441	5,753,344
Grocery Outlet Holding Corp. (a)	9,999	282,772
The Kraft Heinz Co.	17,397	624,552
Nomad Foods Ltd. (a)	55,710	1,414,477
Post Holdings, Inc. (a)	14,252	1,606,628
The Simply Good Foods Co. (a)	14,899	619,351
Sweetgreen, Inc. (a)	26,414	845,248
Sysco Corp.	41,890	3,290,460
TreeHouse Foods, Inc. (a)	36,229	1,468,361

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utz Brands, Inc.	47,597	$759,172
		20,105,928
Food — 0.0%
Sweetgreen, Inc., Lockup Shares (Acquired 2/27/18- 9/13/19, Cost $103,201) (a) (d) (e)	7,919	240,738
Health Care – Products — 5.9%
Adaptive Biotechnologies Corp. (a)	31,876	894,440
Alcon, Inc.	19,000	1,655,280
AtriCure, Inc. (a)	7,750	538,857
Atrion Corp.	1,023	721,113
Avantor, Inc. (a)	86,500	3,645,110
Baxter International, Inc.	40,902	3,511,028
Bruker Corp.	62,393	5,235,397
The Cooper Cos., Inc.	7,500	3,142,050
Cvrx, Inc. (a)	4,148	50,730
Exact Sciences Corp. (a)	20,197	1,571,932
Hanger, Inc. (a)	24,336	441,212
Hologic, Inc. (a)	97,739	7,482,898
ICU Medical, Inc. (a)	8,986	2,132,737
IDEXX Laboratories, Inc. (a)	1,203	792,127
Inari Medical, Inc. (a)	6,297	574,727
Lantheus Holdings, Inc. (a)	8,752	252,845
Nevro Corp. (a)	6,988	566,517
Novocure Ltd. (a)	1,645	123,507
NuVasive, Inc. (a)	5,254	275,730
Ortho Clinical Diagnostics Holdings PLC Class H (a)	58,476	1,250,802
Pacific Biosciences of California, Inc. (a)	7,773	159,036
Penumbra, Inc. (a)	1,612	463,160
PROCEPT BioRobotics Corp. (a)	1,570	39,266
Quanterix Corp. (a)	2,219	94,086
Quidel Corp. (a)	18,173	2,453,173
Rapid Micro Biosystems, Inc., Class A (a)	8,715	92,728
Repligen Corp. (a)	6,535	1,730,729
Sartorius Stedim Biotech	933	510,977
Shockwave Medical, Inc. (a)	4,783	852,952
SomaLogic, Inc. (a)	9,663	112,477
Teleflex, Inc.	12,940	4,250,531
Utah Medical Products, Inc.	2,658	265,800
West Pharmaceutical Services, Inc.	13,773	6,459,675
Zimmer Biomet Holdings, Inc.	20,466	2,600,001
		54,943,630
Health Care – Services — 3.0%
Acadia Healthcare Co., Inc. (a)	31,000	1,881,700
Accolade, Inc. (a) (b)	5,108	134,647
Agiliti, Inc. (a)	22,788	527,770
agilon health, Inc. (a)	7,761	209,547
Amedisys, Inc. (a)	3,997	647,034
Catalent, Inc. (a)	55,764	7,139,465
Centene Corp. (a)	20,351	1,676,922
dentalcorp Holdings Ltd. (a)	18,974	244,047
The Ensign Group, Inc.	8,915	748,503
Eurofins Scientific SE	15,018	1,859,363
Flame Biosciences, Inc. (Acquired 9/28/20, Cost $28,106) (a) (d) (e) (f)	9,173	60,083
Fresenius Medical Care AG & Co. KGaA	4,290	277,903

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fresenius SE & Co. KGaA	40,919	$1,649,832
Ginkgo Bioworks Holdings, Inc. (a)	1,715	14,252
Innovage Holding Corp. (a)	11,623	58,115
ModivCare, Inc. (a)	3,955	586,487
Molina Healthcare, Inc. (a)	10,189	3,240,917
The Pennant Group, Inc. (a)	22,888	528,255
Select Medical Holdings Corp.	193,812	5,698,073
Surgery Partners, Inc. (a)	8,218	438,923
U.S. Physical Therapy, Inc.	4,813	459,882
		28,081,720
Household Products & Wares — 0.5%
Avery Dennison Corp.	10,000	2,165,700
Kimberly-Clark Corp.	11,502	1,643,866
Reynolds Consumer Products, Inc.	29,864	937,729
		4,747,295
Pharmaceuticals — 2.5%
Agios Pharmaceuticals, Inc. (a)	8,659	284,621
Alector, Inc. (a)	2,433	50,241
Alkermes PLC (a)	100,391	2,335,095
Arvinas, Inc. (a)	8,885	729,814
Cardinal Health, Inc.	111,006	5,715,699
Centessa Pharmaceuticals PLC (a)	2,356	26,529
Covetrus, Inc. (a)	27,929	557,742
Dentsply Sirona, Inc.	61,131	3,410,499
Elanco Animal Health, Inc. (a)	37,148	1,054,260
G1 Therapeutics, Inc. (a) (b)	3,812	38,921
Galapagos NV (a) (b)	12,927	714,290
Ideaya Biosciences, Inc. (a)	4,901	115,860
Immuneering Corp. Class A (a)	6,924	111,961
Intellia Therapeutics, Inc. (a)	5,009	592,264
Longboard Pharmaceuticals, Inc. (a)	4,121	19,946
Lyell Immunopharma, Inc. (a)	7,284	56,378
Morphic Holding, Inc. (a)	2,272	107,647
Neurocrine Biosciences, Inc. (a)	9,922	845,057
Option Care Health, Inc. (a)	54,343	1,545,515
Patterson Cos., Inc.	114,714	3,366,856
Perrigo Co. PLC	35,134	1,366,713
Reata Pharmaceuticals, Inc. Class A (a) (b)	3,516	92,717
Repare Therapeutics, Inc. (a)	12,961	273,347
uniQure NV (a)	1,829	37,933
		23,449,905
		234,685,641
Diversified — 0.2%
Holding Companies-Diversified — 0.0%
Dynamics Special Purpose Corp., Founders Shares (Acquired 12/22/21, Cost $0) (a) (d) (e)	607	5,387
Dynamics Special Purpose Corp., Restricted Shares (Acquired 5/26/21, Cost $54,620) (a) (d) (e)	5,462	51,163
		56,550

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Holding Company – Diversified — 0.2%
Big Sky Growth Partners, Inc. (a)	32,563	$318,792
Bluescape Opportunities Acquisition Corp. (a)	30,711	312,024
Conyers Park III Acquisition Corp. (a)	31,244	315,252
KKR Acquisition Holdings I Corp. (a)	24,852	249,017
Post Holdings Partnering Corp. (a)	21,493	214,930
Professional Holding Corp. Class A (a) (b)	14,210	272,263
Revolution Healthcare Acquisition Corp. (a)	8,585	84,562
		1,766,840
		1,823,390
Energy — 3.9%
Energy – Alternate Sources — 0.3%
Array Technologies, Inc. (a)	9,302	145,948
NextEra Energy Partners LP	14,160	1,195,104
REX American Resources Corp. (a)	4,075	391,200
Shoals Technologies Group, Inc. Class A (a)	41,030	997,029
Sunnova Energy International, Inc. (a)	5,939	165,817
		2,895,098
Oil & Gas — 2.3%
Advantage Energy Ltd. (a)	153,490	899,135
APA Corp.	51,494	1,384,674
ARC Resources Ltd. (b)	104,590	950,856
Canadian Natural Resources Ltd. (b)	88,954	3,758,306
Devon Energy Corp.	55,697	2,453,453
Diamondback Energy, Inc.	10,928	1,178,585
EQT Corp. (a)	107,314	2,340,518
Imperial Oil Ltd. (b)	146,725	5,296,772
Kimbell Royalty Partners LP	19,419	264,681
Magnolia Oil & Gas Corp. Class A (b)	103,674	1,956,328
Matador Resources Co.	26,226	968,264
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $33,220) (a) (d) (e) (f)	11	65,452
Venture Global LNG, Inc., Series C (Acquired 3/08/18, Cost $27,180) (a) (d) (e) (f)	9	53,552
		21,570,576
Oil & Gas Services — 1.1%
ChampionX Corp. (a)	38,736	782,855
Enerflex Ltd.	62,335	377,474
Expro Group Holdings NV (a) (b)	119,375	1,713,031
Halliburton Co.	25,153	575,249
Liberty Oilfield Services, Inc. Class A (a)	74,085	718,625
NexTier Oilfield Solutions, Inc. (a)	115,854	411,282
Nov, Inc.	106,235	1,439,484
Ranger Energy Services, Inc. (a)	32,148	330,160
TechnipFMC PLC (a)	442,723	2,620,920
TETRA Technologies, Inc. (a)	44,239	125,639
Tidewater, Inc. (a)	75,369	807,202
		9,901,921

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pipelines — 0.2%
Equitrans Midstream Corp.	206,737	$2,137,661
		36,505,256
Financial — 18.5%
Banks — 6.5%
Atlantic Capital Bancshares, Inc. (a)	15,894	457,270
BankUnited, Inc.	54,653	2,312,368
Blue Foundry Bancorp (a)	17,719	259,229
Burke & Herbert Bank & Trust Co.	98	215,600
Coastal Financial Corp. (a)	4,775	241,710
Columbia Banking System, Inc.	22,515	736,691
CrossFirst Bankshares, Inc. (a)	32,234	503,173
Dime Community Bancshares, Inc.	12,840	451,454
Dogwood State Bank (Non-Voting) (Acquired 5/06/19, Cost $53,690) (a) (d) (e) (f)	5,369	70,495
Dogwood State Bank. (Voting) (Acquired 5/06/19, Cost $26,370) (a) (d) (e) (f)	2,637	34,624
East West Bancorp, Inc.	19,724	1,551,884
Eastern Bankshares, Inc.	20,684	417,196
Equity Bancshares, Inc. Class A	9,959	337,909
Farmers & Merchants Bank of Long Beach/Long Beach CA (b)	31	248,930
FB Financial Corp.	31,967	1,400,794
Fifth Third Bancorp	124,950	5,441,572
The First Bancshares, Inc.	19,900	768,538
Five Star Bancorp	6,258	187,740
Glacier Bancorp, Inc.	13,055	740,218
HarborOne Bancorp, Inc.	44,393	658,792
Heritage Commerce Corp.	36,181	432,001
Heritage Financial Corp.	10,209	249,508
Home BancShares, Inc.	75,983	1,850,186
Independent Bank Corp.	12,631	1,029,805
Independent Bank Group, Inc.	11,044	796,825
John Marshall Bancorp, Inc. (a)	12,810	254,919
Kearny Financial Corp.	31,239	413,917
Live Oak Bancshares, Inc.	38,791	3,386,066
Metropolitan Bank Holding Corp. (a)	2,256	240,332
National Bank Holdings Corp. Class A	20,382	895,585
Northern Trust Corp.	29,532	3,532,323
Origin Bancorp, Inc.	21,728	932,566
P10, Inc. (a)	19,765	276,315
PCSB Financial Corp.	13,101	249,443
Pinnacle Financial Partners, Inc.	29,874	2,852,967
Ponce de Leon Federal Bank (a)	12,479	182,693
Popular, Inc.	40,570	3,328,363
Preferred Bank	9,769	701,317
Provident Bancorp, Inc.	14,894	277,028
Sandy Spring Bancorp, Inc.	19,550	939,964
Seacoast Banking Corp. of Florida	20,201	714,913
Signature Bank	5,370	1,737,034
Southern First Bancshares, Inc. (a)	4,113	257,021
SouthState Corp.	20,360	1,631,040
State Street Corp.	62,223	5,786,739
SVB Financial Group (a)	992	672,814
Texas Capital Bancshares, Inc. (a)	10,419	627,745
Towne Bank	29,764	940,245
Walker & Dunlop, Inc.	4,628	698,273

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Webster Financial Corp.	39,649	$2,214,000
Westamerica Bancorp.	36,016	2,079,204
Western Alliance Bancorp	37,698	4,058,190
		61,275,528
Diversified Financial Services — 2.1%
Air Lease Corp.	17,875	790,611
Apiture, Inc. (Acquired 7/01/20, Cost $87,167) (a) (d) (e) (f)	5,500	118,855
Assetmark Financial Holdings, Inc. (a)	13,205	346,103
Cboe Global Markets, Inc.	22,314	2,909,746
Columbia Financial, Inc. (a)	10,725	223,724
Encore Capital Group, Inc. (a) (b)	7,127	442,658
Flywire Corp. (a)	7,653	291,273
Grasshopper Bancorp, Inc. (Acquired 5/02/19, Cost $83,390) (a) (d) (e) (f)	8,339	30,688
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,235	1,287,363
Houlihan Lokey, Inc.	10,552	1,092,343
I3 Verticals, Inc. Class A (a)	13,235	301,626
Lazard Ltd. Class A	32,551	1,420,200
NerdWallet, Inc. (a)	4,917	76,459
Nerdwallet, Inc., Class A Lockup Shares (Acquired 3/18/20, Cost $120,540) (a) (d) (e)	8,610	127,191
On Holding AG, Lockup Shares (Acquired 2/25/20- 9/16/21, Cost $98,306) (a) (d) (e)	13,500	484,913
OTC Markets Group, Inc. Class A	5,600	331,016
PennyMac Financial Services, Inc.	26,186	1,827,259
PRA Group, Inc. (a)	16,820	844,532
Raymond James Financial, Inc.	7,050	707,820
SoFi Technologies, Inc. (a)	45,793	723,987
Stash Financial, Inc. (Acquired 1/06/21-1/26/21, Cost $15,690) (a) (d) (e) (f)	487	38,142
StepStone Group, Inc. Class A	32,933	1,369,025
Tradeweb Markets, Inc. Class A	26,000	2,603,640
Virtus Investment Partners, Inc.	3,338	991,720
		19,380,894
Insurance — 3.7%
Assurant, Inc.	18,369	2,862,992
Axis Capital Holdings Ltd.	38,227	2,082,225
Brighthouse Financial, Inc. (a)	44,796	2,320,433
Brown & Brown, Inc.	53,002	3,724,981
BRP Group, Inc. Class A (a)	37,000	1,336,070
CNA Financial Corp.	59,223	2,610,550
Essent Group Ltd.	14,129	643,293
Hagerty Group, LLC. (Acquired 8/18/21, Cost $164,468) (a) (d) (e)	16,892	227,552
The Hanover Insurance Group, Inc.	5,561	728,825
Jackson Financial, Inc., Class A (b)	31,269	1,307,982
James River Group Holdings Ltd.	17,051	491,239
Kemper Corp.	45,649	2,683,705
Loews Corp.	88,321	5,101,421
Marsh & McLennan Cos., Inc.	9,769	1,698,048
Palomar Holdings, Inc. (a)	6,378	413,103
ProAssurance Corp.	22,201	561,685
Radian Group, Inc.	43,142	911,590
RenaissanceRe Holdings Ltd.	16,223	2,747,041
Ryan Specialty Group Holdings, Inc. Class A (a)	11,449	461,967
Selective Insurance Group, Inc.	18,209	1,492,045
		34,406,747

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Companies — 0.3%
Groupe Bruxelles Lambert SA	22,942	$2,563,868
Private Equity — 0.3%
KKR & Co., Inc.	41,100	3,061,950
Real Estate — 0.8%
eXp World Holdings, Inc.	4,800	161,712
FirstService Corp.	23,188	4,555,746
IQHQ, Inc. (Acquired 10/30/19-8/21/20, Cost $204,242) (a) (e) (f)	13,062	238,512
McGrath RentCorp	7,713	619,045
The St. Joe Co.	30,460	1,585,443
Tricon Residential, Inc.	26,359	402,766
		7,563,224
Real Estate Investment Trusts (REITS) — 4.3%
American Campus Communities, Inc.	26,616	1,524,831
Apartment Income REIT Corp.	14,418	788,232
Apartment Investment and Management Co. Class A (a)	201,737	1,557,409
Blackstone Mortgage Trust, Inc. Class A	5,369	164,399
Cedar Realty Trust, Inc.	17,954	450,825
Community Healthcare Trust, Inc.	6,622	313,022
CubeSmart	28,420	1,617,382
EastGroup Properties, Inc.	14,319	3,262,584
Equity Commonwealth (a)	114,199	2,957,754
Equity Residential	21,154	1,914,437
Essential Properties Realty Trust, Inc.	21,258	612,868
First Industrial Realty Trust, Inc.	7,506	496,897
Flagship Communities	5,389	104,008
Franklin BSP Realty Trust, Inc.	9,951	148,668
Healthcare Realty Trust, Inc.	24,792	784,419
JBG SMITH Properties	49,452	1,419,767
NexPoint Residential Trust, Inc.	1,990	166,822
Pebblebrook Hotel Trust	28,402	635,353
PennyMac Mortgage Investment Trust	30,500	528,565
PotlatchDeltic Corp.	13,931	838,925
PS Business Parks, Inc.	12,369	2,277,999
Rayonier, Inc.	93,326	3,766,637
Regency Centers Corp.	36,003	2,712,826
Rexford Industrial Realty, Inc.	14,381	1,166,443
Safehold, Inc.	8,822	704,437
Saul Centers, Inc.	15,798	837,610
Sunstone Hotel Investors, Inc. (a)	63,090	740,046
Terreno Realty Corp.	21,245	1,811,986
UMH Properties, Inc.	4,714	128,833
Washington Real Estate Investment Trust	33,564	867,629
Weyerhaeuser Co.	116,528	4,798,623
		40,100,236
Savings & Loans — 0.5%
Capitol Federal Financial, Inc.	115,379	1,307,244
FS Bancorp, Inc.	7,052	237,159
Pacific Premier Bancorp, Inc.	31,539	1,262,506
Sterling Bancorp	41,265	1,064,225

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WSFS Financial Corp.	23,785	$1,192,104
		5,063,238
		173,415,685
Industrial — 13.2%
Aerospace & Defense — 0.8%
BWX Technologies, Inc.	25,400	1,216,152
Kratos Defense & Security Solutions, Inc. (a)	19,131	371,141
Rolls-Royce Holdings PLC (a)	994,262	1,658,195
Teledyne Technologies, Inc. (a)	8,089	3,534,003
Triumph Group, Inc. (a)	59,692	1,106,093
		7,885,584
Building Materials — 1.6%
Armstrong World Industries, Inc.	11,403	1,324,116
Gibraltar Industries, Inc. (a)	12,037	802,627
JELD-WEN Holding, Inc. (a)	19,331	509,565
Lennox International, Inc.	2,248	729,161
Martin Marietta Materials, Inc.	3,231	1,423,320
PGT Innovations, Inc. (a)	8,460	190,266
SPX Corp. (a)	21,902	1,307,111
Summit Materials, Inc. Class A (a)	87,953	3,530,434
Trex Co., Inc. (a)	11,835	1,598,080
UFP Industries, Inc.	14,326	1,318,135
Vulcan Materials Co.	8,401	1,743,880
		14,476,695
Electrical Components & Equipment — 0.7%
Belden, Inc.	26,059	1,712,858
Insteel Industries, Inc.	11,042	439,582
Littelfuse, Inc.	9,009	2,834,952
Novanta, Inc. (a)	9,270	1,634,579
		6,621,971
Electronics — 1.8%
Agilent Technologies, Inc.	26,900	4,294,585
Amphenol Corp. Class A	16,800	1,469,328
Brady Corp. Class A	14,152	762,793
Cadre Holdings, Inc. (a)	5,290	134,472
Fortive Corp.	28,000	2,136,120
Keysight Technologies, Inc. (a)	16,400	3,386,764
National Instruments Corp.	94,990	4,148,213
Stoneridge, Inc. (a)	8,757	172,863
		16,505,138
Engineering & Construction — 0.0%
Aris Water Solution, Inc. Class A (a)	19,131	247,746
Environmental Controls — 0.7%
Heritage-Crystal Clean, Inc. (a)	11,004	352,348
Stericycle, Inc. (a)	21,860	1,303,731
Tetra Tech, Inc.	4,782	811,984

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Waste Connections, Inc.	31,557	$4,300,272
		6,768,335
Hand & Machine Tools — 0.3%
MSA Safety, Inc.	6,712	1,013,244
Regal Rexnord Corp.	8,583	1,460,655
		2,473,899
Machinery – Diversified — 2.2%
AGCO Corp.	5,386	624,884
Alamo Group, Inc.	2,677	394,001
Cactus, Inc. Class A	25,215	961,448
Chart Industries, Inc. (a)	1,332	212,441
CIRCOR International, Inc. (a)	17,303	470,296
Cognex Corp.	7,200	559,872
Colfax Corp. (a)	54,099	2,486,931
CSW Industrials, Inc.	7,599	918,415
Graco, Inc.	11,267	908,345
Hydrofarm Holdings Group, Inc. (a)	1,646	46,565
IDEX Corp.	10,000	2,363,200
Ingersoll Rand, Inc.	105,443	6,523,758
Marel HF	27,870	187,119
Mueller Water Products, Inc. Class A	36,489	525,442
Ranpak Holdings Corp. (a)	6,772	254,492
Thermon Group Holdings, Inc. (a)	26,055	441,111
The Toro Co.	18,859	1,884,203
Zurn Water Solutions Corp.	21,706	790,098
		20,552,621
Metal Fabricate & Hardware — 0.7%
AZZ, Inc.	16,093	889,782
Helios Technologies, Inc.	18,270	1,921,456
RBC Bearings, Inc. (a)	5,438	1,098,313
Strattec Security Corp. (a)	4,332	160,371
The Timken Co.	6,392	442,902
Valmont Industries, Inc.	2,551	639,025
Xometry, Inc. Class A (a)	29,057	1,489,171
		6,641,020
Miscellaneous - Manufacturing — 1.8%
Enerpac Tool Group Corp.	47,466	962,610
ESCO Technologies, Inc.	16,158	1,454,058
Federal Signal Corp.	12,143	526,278
Haynes International, Inc.	9,808	395,557
Hillenbrand, Inc.	7,512	390,549
John Bean Technologies Corp.	9,385	1,441,161
Myers Industries, Inc.	24,077	481,781
Textron, Inc.	147,291	11,370,865
		17,022,859
Packaging & Containers — 0.9%
Ardagh Metal Packaging SA (a)	28,939	261,319
Ball Corp.	55,800	5,371,866
Packaging Corp. of America	2,400	326,760

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sealed Air Corp.	32,300	$2,179,281
		8,139,226
Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	13,394	1,441,596
International Seaways, Inc.	16,109	236,480
J.B. Hunt Transport Services, Inc.	26,052	5,325,029
Knight-Swift Transportation Holdings, Inc.	10,540	642,308
Landstar System, Inc.	8,016	1,435,024
Matson, Inc.	14,163	1,275,095
Old Dominion Freight Line, Inc.	13,661	4,895,829
Saia, Inc. (a)	2,591	873,245
US Xpress Enterprises, Inc. Class A (a)	14,799	86,870
		16,211,476
		123,546,570
Technology — 12.5%
Computers — 0.9%
Coalition, Inc. (Acquired 9/13/21, Cost $4,230) (a) (d) (e) (f)	256	4,230
Crowdstrike Holdings, Inc. Class A (a)	5,300	1,085,175
Endava PLC Sponsored ADR (a)	12,319	2,068,606
ForgeRock, Inc. (a)	3,004	80,177
Fortinet, Inc. (a)	7,700	2,767,380
Integral Ad Science Holding Corp. (a)	8,664	192,427
Leidos Holdings, Inc.	6,800	604,520
PAR Technology Corp. (a)	18,688	986,166
Parsons Corp. (a)	17,519	589,514
Thoughtworks Holding, Inc. (a)	6,586	176,571
		8,554,766
Semiconductors — 3.4%
Applied Materials, Inc.	14,473	2,277,471
CTS Corp.	17,950	659,124
Entegris, Inc.	49,161	6,812,731
KLA Corp.	7,800	3,354,858
Lattice Semiconductor Corp. (a)	40,594	3,128,174
Marvell Technology, Inc.	63,300	5,538,117
MaxLinear, Inc. (a)	13,644	1,028,621
Microchip Technology, Inc.	69,000	6,007,140
Onto Innovation, Inc. (a)	4,758	481,652
Semtech Corp. (a)	7,994	710,907
Skyworks Solutions, Inc.	10,300	1,597,942
		31,596,737
Software — 8.2%
Alignment Healthcare, Inc. (a)	41,024	576,797
Atlassian Corp. PLC Class A (a)	14,796	5,641,567
Bill.com Holdings, Inc. (a)	8,824	2,198,500
Black Knight, Inc. (a)	22,300	1,848,447
Braze, Inc. (a)	1,157	89,274
Broadridge Financial Solutions, Inc.	3,600	658,152
CCC Intelligent Solutions Holdings, Inc. (a)	33,582	382,499
Ceridian HCM Holding, Inc. (a)	62,907	6,571,265
Checkr, Inc. (Acquired 6/29/18-12/02/19, Cost $116,452) (a) (d) (e) (f)	5,148	277,992

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Citrix Systems, Inc.	12,700	$1,201,293
Clarivate PLC (a)	147,089	3,459,533
Clear Secure Inc. Class A (a)	30,312	950,887
Clearwater Analytics Holdings, Inc. Class A (a)	13,520	310,690
Coupa Software, Inc. (a)	16,032	2,533,858
Databricks, Inc. (Acquired 7/24/20, Cost $16,140) (a) (d) (e) (f)	515	104,246
Datadog, Inc. Class A (a)	18,187	3,239,287
Definitive Healthcare Corp. (a)	3,177	86,827
The Descartes Systems Group, Inc. (a)	34,247	2,831,542
DocuSign, Inc. (a)	18,278	2,783,922
DoubleVerify Holdings, Inc. (a)	18,036	600,238
Doximity, Inc. Class A (a)	26,407	1,323,783
Duck Creek Technologies, Inc. (a)	15,754	474,353
Duolingo, Inc. (a)	476	50,508
Five9, Inc. (a)	4,357	598,303
Ginkgo Bioworks, Inc., Earnout Shares 15.00 (Acquired 9/17/21, Cost $0) (a) (d) (e) (f)	874	4,828
Ginkgo Bioworks, Inc., Earnout Shares 17.50 (Acquired 9/17/21, Cost $0) (a) (d) (e) (f)	874	4,625
Ginkgo Bioworks, Inc., Earnout Shares 20.00 (Acquired 9/17/21, Cost $0) (a) (d) (e) (f)	874	4,442
Ginkgo Bioworks, Inc., Lockup Shares (Acquired 7/30/19- 9/9/19, Cost $88,178) (a) (d) (e)	29,154	230,156
Gusto, Inc. (Acquired 8/18/20-11/09/20, Cost $204,799) (a) (d) (e) (f)	15,332	440,831
HashiCorp, Inc. Class A (a)	1,428	130,005
HashiCorp, Inc., Lockup Shares (Acquired 3/13/20-6/25/20, Cost $106,316) (a) (d) (e)	3,854	333,325
HubSpot, Inc. (a)	7,068	4,658,872
Manhattan Associates, Inc. (a)	3,100	482,019
ManTech International Corp. Class A	1,292	94,226
Megaport Ltd. (a)	42,318	571,739
Monday.com Ltd. (a)	4,611	1,423,508
MSCI, Inc.	3,503	2,146,253
nCino, Inc. (a)	34,031	1,866,941
Outset Medical, Inc. (a)	3,465	159,702
Paycom Software, Inc. (a)	1,390	577,114
Paycor HCM, Inc. (a)	14,666	422,527
Phreesia, Inc. (a)	22,242	926,602
Playtika Holding Corp. (a)	18,290	316,234
Privia Health Group, Inc. (a) (b)	7,115	184,065
Procore Technologies, Inc. (a) (b)	10,411	832,568
PTC, Inc. (a)	10,500	1,272,075
Roper Technologies, Inc.	10,935	5,378,489
SentinelOne Inc. Class A (a)	5,467	276,029
ServiceTitan, Inc. (Acquired 11/09/18, Cost $12,280) (a) (d) (e) (f)	637	75,778
Socure, Inc. (Acquired 12/22/21, Cost $62,185) (a) (d) (e) (f)	3,870	62,185
Sophia Genetics SA (a)	6,168	86,969
SS&C Technologies Holdings, Inc	16,763	1,374,231
Tanium, Inc., Class B (Acquired 9/24/20, Cost $30,277) (a) (d) (e) (f)	2,657	24,498
Themis Solutions, Inc. (Acquired 4/14/21, Cost $108,219) (a) (d) (e) (f)	4,820	116,210
Twilio, Inc. Class A (a)	8,652	2,278,418
Veeva Systems, Inc. Class A (a)	25,948	6,629,195
Workiva, Inc. (a)	7,196	939,006
Xero Ltd. (a)	22,382	2,292,528

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Zynga, Inc. Class A (a)	176,994	$1,132,762
		76,542,718
		116,694,221
Utilities — 3.6%
Electric — 2.3%
Ameren Corp.	600	53,406
Ameresco, Inc. Class A (a)	2,781	226,485
CenterPoint Energy, Inc.	94,959	2,650,306
Eversource Energy	5,800	527,684
FirstEnergy Corp.	153,598	6,388,141
IDACORP, Inc.	17,192	1,948,025
MGE Energy, Inc.	13,505	1,110,786
NorthWestern Corp. (b)	20,404	1,166,293
PG&E Corp. (a)	417,093	5,063,509
PNM Resources, Inc.	4,712	214,914
Portland General Electric Co.	10,340	547,193
Vistra Corp.	79,504	1,810,306
		21,707,048
Gas — 1.0%
Atmos Energy Corp.	8,609	901,965
Chesapeake Utilities Corp.	15,190	2,214,854
National Fuel Gas Co.	38,007	2,430,167
ONE Gas, Inc.	22,544	1,749,189
RGC Resources, Inc.	5,618	129,270
Southwest Gas Holdings, Inc.	20,259	1,419,143
		8,844,588
Water — 0.3%
California Water Service Group	15,180	1,090,835
Middlesex Water Co.	7,713	927,874
SJW Group	11,574	847,217
		2,865,926
		33,417,562

TOTAL COMMON STOCK (Cost $643,198,160)		885,319,462

PREFERRED STOCK — 2.0%
Communications — 0.1%
Internet — 0.1%
1661, Inc., Series F (Acquired 5/28/21, Cost $288,836) (a) (d) (e) (f)	49,629	288,836
Evolve Vacation Rental Network, Inc., Series 8 (Acquired 3/29/18, Cost $44,816) (a) (d) (e) (f)	5,266	102,002
Evolve Vacation Rental Network, Inc., Series 9 (Acquired 5/29/20, Cost $20,111) (a) (d) (e) (f)	3,470	67,214
Minted, Inc., Series E (Acquired 10/30/18, Cost $113,257) (a) (d) (e) (f)	8,410	124,552

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SecurityScorecard, Inc., Series E (Acquired 3/05/21, Cost $262,495) (a) (d) (e) (f)	17,323	$262,495
		845,099
		845,099
Consumer, Cyclical — 0.1%
Auto Manufacturers — 0.1%
Nuro, Inc., Series C, (Acquired 10/30/20-3/02/21, Cost $282,254)
(a) (d) (e) (f)	21,621	450,705
Nuro, Inc., Series D (Acquired 10/29/21, Cost $252,025)
(a) (d) (e) (f)	12,090	252,025
		702,730
Leisure Time — 0.0%
Rad Power Bikes, Inc., Series C, (Acquired 1/22/21, Cost $69,082)
(a) (d) (e) (f)	14,321	137,250
Rad Power Bikes, Inc., Series D, (Acquired 9/16/21, Cost $107,722)
(a) (d) (e) (f)	11,240	107,722
		244,972
Retail — 0.0%
OfferUp, Inc., Series F, (Acquired 7/01/20, Cost $9,217)
(a) (d) (e) (f)	4,025	5,836
Consumer, Non-cyclical — 0.8%
Agriculture — 0.1%
Bunge Ltd.
4.875% (a)	2,962	375,404
Farmer's Business Network, Inc., Series E, (Acquired 2/11/19, Cost $191,081)
(a) (d) (e) (f)	8,198	509,570
Farmer's Business Network, Inc., Series F, (Acquired 7/31/20, Cost $48,329)
(a) (d) (e) (f)	5,211	323,904
		1,208,878
		1,208,878
Biotechnology — 0.2%
Genesis Therapeutics, Inc., Series A, (Acquired 11/24/20, Cost $25,262)
(a) (d) (e) (f)	4,946	25,262
Inscripta, Inc., Series E, (Acquired 3/30/21, Cost $148,812)
(a) (d) (e) (f)	16,853	148,812
Insitro, Inc., Series B, (Acquired 5/21/20, Cost $34,456)
(a) (d) (e) (f)	5,530	101,150
Insitro, Inc., Series C, (Acquired 4/07/21, Cost $62,208)
(a) (d) (e) (f)	3,401	62,208
Kardium, Inc., Series D-5, (Acquired 11/29/18, Cost $29,906)
(a) (d) (e) (f)	30,866	31,355
Kardium, Inc., Series D-6, (Acquired 1/08/21, Cost $145,349)
(a) (d) (e) (f)	143,083	145,349
Laronde, Inc., Series B, (Acquired 7/28/21, Cost $109,340)
(a) (d) (e) (f)	3,905	109,340
National Resilience, Inc., Series B, (Acquired 10/23/20, Cost $263,720)
(a) (d) (e) (f)	19,306	857,379

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
National Resilience, Inc., Series C, (Acquired 6/09/21, Cost $315,045)
(a) (d) (e) (f)	7,094	$315,045
Treeline Biosciences, Inc., Series A, (Acquired 4/09/21, Cost $40,640)
(a) (d) (e) (f)	5,192	40,640
		1,836,540
		1,836,540
Commercial Services — 0.1%
Honor Technology, Inc., Series D, (Acquired 10/16/20, Cost $225,290)
(a) (d) (e) (f)	93,556	295,768
Honor Technology, Inc., Series E, (Acquired 9/29/21, Cost $116,646)
(a) (d) (e) (f)	36,897	116,646
Redwood Materials, Inc., Series C, (Acquired 5/28/21, Cost $214,074)
(a) (d) (e) (f)	4,516	214,074
		626,488
		626,488
Food — 0.2%
Cava Group, Inc., Series E, (Acquired 6/23/20-3/26/21, Cost $475,884)
(a) (d) (e) (f)	18,159	1,061,575
Cava Group, Inc., Series F, (Acquired 3/26/21, Cost $512,596)
(a) (d) (e) (f)	13,622	796,342
		1,857,917
		1,857,917
Health Care – Products — 0.1%
Prime Medicine, Inc., Series B, (Acquired 4/19/21, Cost $40,943)
(a) (d) (e) (f)	9,347	40,943
Ring Therapeutics, Inc., Series B, (Acquired 4/12/21, Cost $50,885)
(a) (d) (e) (f)	5,531	50,885
Tempus Labs, Inc., Series D, (Acquired 3/16/18, Cost $21,326)
(a) (d) (e) (f)	2,275	128,333
Tempus Labs, Inc., Series E, (Acquired 8/23/18, Cost $29,149)
(a) (d) (e) (f)	1,741	100,699
Tempus Labs, Inc., Series F, (Acquired 4/30/19, Cost $17,059)
(a) (d) (e) (f)	689	40,362
Tempus Labs, Inc., Series G, (Acquired 2/06/20, Cost $19,176)
(a) (d) (e) (f)	500	29,630
Tempus Labs, Inc., Series G-2, (Acquired 11/19/20, Cost $26,075)
(a) (d) (e) (f)	455	26,931
		417,783
		417,783
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series C, (Acquired 8/14/20, Cost $71,520)
(a) (d) (e) (f)	45,403	367,764
Caris Life Sciences, Inc., Series D, (Acquired 5/11/21, Cost $378,132)
(a) (d) (e) (f)	46,683	378,133

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gyroscope Therapeutics, Inc., Series C-1, (Acquired 3/30/21, Cost $45,899)
(a) (d) (e) (f)	19,956	$88,265
		834,162
		834,162
Pharmaceuticals — 0.0%
Capsule Corporation, Series D, (Acquired 4/07/21, Cost $144,670)
(a) (d) (e) (f)	9,983	144,670
Haul Hub, Inc., Series B, (Acquired 2/14/20-3/03/21, Cost $108,854)
(a) (d) (e) (f)	7,466	108,854
		253,524
		253,524
		7,035,292
Financial — 0.3%
Diversified Financial Services — 0.3%
Color Health, Inc., Series D, (Acquired 12/17/20, Cost $43,490)
(a) (d) (e) (f)	1,155	115,464
Color Health, Inc., Series D-1, (Acquired 1/13/20, Cost $56,632)
(a) (d) (e) (f)	2,655	265,418
Color Health, Inc., Series E, (Acquired 10/26/21, Cost $15,095)
(a) (d) (e) (f)	151	15,096
Convoy, Inc., Series C, (Acquired 9/14/18, Cost $127,740)
(a) (d) (e) (f)	17,990	296,797
Convoy, Inc., Series D, (Acquired 10/30/19, Cost $417,858)
(a) (d) (e) (f)	30,861	509,142
Convoy, Inc., Series E, (Acquired 9/30/21, Cost $72,706)
(a) (d) (e) (f)	4,407	72,706
Stash Financial, Inc., Series F, (Acquired 4/24/20, Cost $126,801)
(a) (d) (e) (f)	5,060	396,299
Stash Financial, Inc., Series G, (Acquired 1/26/21, Cost $174,908)
(a) (d) (e) (f)	4,667	365,519
		2,036,441
Insurance — 0.0%
Go Maps, Inc., Series B-1, (Acquired 5/15/19, Cost $1,626)
(a) (d) (e) (f)	755	7,565
Investment Companies — 0.0%
Maplebear, Inc., Series E, (Acquired 11/19/21-12/01/21, Cost $348,680)
(a) (d) (e) (f)	2,900	344,375
Maplebear, Inc., Series I, (Acquired 2/26/21, Cost $58,500)
(a) (d) (e) (f)	468	55,575
		399,950
		2,443,956
Industrial — 0.2%
Aerospace & Defense — 0.0%
ABL Space Systems Company, Series B (Acquired 3/24/21, Cost $328,985) (a) (d) (e) (f)	7,305	496,712

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $505,509) (a) (d) (e) (f)	12,248	$505,509
Electronics — 0.1%
Sartorius AG 0.130%	1,480	1,001,728
		2,003,949
Technology — 0.5%
Computers — 0.0%
Coalition, Inc., Series E (Acquired 9/07/21, Cost $253,711) (a) (d) (e) (f)	15,355	253,711
Mesosphere, Inc., Series D (Acquired 5/04/18, Cost $72,584) (a) (d) (e) (f)	6,566	9,849
		263,560
Software — 0.5%
Checkr, Inc., Series C (Acquired 4/10/18, Cost $106,628) (a) (d) (e) (f)	7,811	421,794
Checkr, Inc., Series D (Acquired 9/06/19, Cost $308,786) (a) (d) (e) (f)	10,209	551,286
Databricks, Inc., Series F (Acquired 10/22/19, Cost $104,923) (a) (d) (e) (f)	2,443	494,512
Databricks, Inc., Series G (Acquired 2/01/21, Cost $128,414) (a) (d) (e) (f)	724	146,552
Databricks, Inc., Series H (Acquired 8/31/21, Cost $121,028) (a) (d) (e) (f)	549	111,129
Eikon Therapeutics, Inc., Series B (Acquired 3/12/21, Cost $89,186) (a) (d) (e) (f)	5,042	89,186
Flexe, Inc., Series C (Acquired 11/18/20, Cost $134,849) (a) (d) (e) (f)	11,083	146,628
Gusto, Inc., Series B (Acquired 8/18/20, Cost $20,633) (a) (d) (e) (f)	3,644	110,760
Gusto, Inc., Series B-2 (Acquired 8/18/20, Cost $11,553) (a) (d) (e) (f)	6,804	206,810
Gusto, Inc., Series C (Acquired 7/16/18, Cost $84,209) (a) (d) (e) (f)	11,076	336,659
Gusto, Inc., Series D (Acquired 7/16/19, Cost $187,638) (a) (d) (e) (f)	14,095	428,422
JetClosing, Inc., Series A (Acquired 5/25/18, Cost $22,781) (a) (d) (e) (f)	11,678	7,707
JetClosing, Inc., Series B-1 (Acquired 7/13/20-2/25/21, Cost $36,276) (a) (d) (e) (f)	27,130	16,007
JetClosing, Inc., Series B-2 (Acquired 2/06/20, Cost $5,769) (a) (d) (e) (f)	5,185	3,059
Seismic Software, Inc., Series E (Acquired 12/13/18, Cost $117,981) (a) (d) (e) (f)	18,715	269,982
Seismic Software, Inc., Series F (Acquired 9/25/20-3/24/21, Cost $18,592) (a) (d) (e) (f)	2,115	30,511
ServiceTitan, Inc., Series A-1 (Acquired 11/09/18, Cost $263) (a) (d) (e) (f)	10	1,190
ServiceTitan, Inc., Series D (Acquired 11/09/18, Cost $124,743) (a) (d) (e) (f)	4,744	564,351
ServiceTitan, Inc., Series E (Acquired 4/23/20, Cost $7,435) (a) (d) (e) (f)	220	26,171
ServiceTitan, Inc., Series F (Acquired 3/25/21, Cost $25,650) (a) (d) (e) (f)	239	28,432
Socure, Inc., Series A (Acquired 12/22/21, Cost $103,787) (a) (d) (e) (f)	6,459	103,787
Socure, Inc., Series A-1 (Acquired 12/22/21, Cost $34,290) (a) (d) (e) (f)	2,134	34,290
Socure, Inc., Series B (Acquired 12/22/21, Cost $611) (a) (d) (e) (f)	38	611
Socure, Inc., Series E (Acquired 10/27/21, Cost $143,750) (a) (d) (e) (f)	8,946	143,750
Themis Solutions, Inc., Series AA (Acquired 4/14/21, Cost $24,473) (a) (d) (e) (f)	1,090	26,280
Themis Solutions, Inc., Series AB (Acquired 4/14/21, Cost $2,694) (a) (d) (e) (f)	120	2,893
Themis Solutions, Inc., Series B (Acquired 4/14/21, Cost $2,694) (a) (d) (e) (f)	120	2,893

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Themis Solutions, Inc., Series E (Acquired 4/14/21, Cost $309,164) (a) (d) (e) (f)	13,770	$331,995
		4,637,647
		4,901,207

TOTAL PREFERRED STOCK (Cost $11,086,841)		18,183,041

TOTAL EQUITIES (Cost $654,285,001)		903,502,503

	Principal Amount
BONDS & NOTES — 0.0%
CORPORATE DEBT — 0.0%
Oil & Gas Services — 0.0%
Weatherford International Ltd.
11.000% 12/01/24 (c)	$73,000	75,190

TOTAL CORPORATE DEBT (Cost $52,943)		75,190

TOTAL BONDS & NOTES (Cost $52,943)		75,190

	Number of Shares
RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Progenic Pharmaceuticals, Inc., CVR (a) (d) (f)	25,104	1,218

TOTAL RIGHTS (Cost $0)		1,218

WARRANTS — 0.0%
Communications — 0.0%
Internet — 0.0%
Grab Holdings Ltd.	2,565	5,412
Consumer, Non-cyclical — 0.0%
Biotechnology — 0.0%
Sema4 Holdings Corp. (a)	3,133	3,070
		3,070
Commercial Services — 0.0%
Advantage Solutions, Inc., Expires 10/28/25 (a)	7,777	19,209
Health Care – Products — 0.0%
SomaLogic, Inc. (a)	660	2,218
Pharmaceuticals — 0.0%
EQRx, Inc. (a)	1,166	1,213

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$25,710
Financial — 0.0%
Banks — 0.0%
Dogwood State Bank (Acquired 5/06/19, Cost $0) (a) (d) (e) (f)	800	3,856
Diversified Financial Services — 0.0%
Grasshopper Bancorp, Inc. (Acquired 10/15/18, Cost $0) (a) (d) (e) (f)	1,432	—
Insurance — 0.0%
Hagerty Group, LLC. (Acquired 8/18/21, Cost $4,451) (a) (d) (e)	3,040	12,678
		16,534

TOTAL WARRANTS (Cost $38,876)		47,656

MUTUAL FUNDS — 0.6%
Diversified Financial Services — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio
(g)	4,956,949	4,956,949

TOTAL MUTUAL FUNDS (Cost $4,956,949)		4,956,949

TOTAL LONG-TERM INVESTMENTS (Cost $659,333,769)		908,583,516

SHORT-TERM INVESTMENTS — 3.7%
Mutual Fund — 3.5%
T. Rowe Price Government Reserve Investment Fund	33,013,446	33,013,446

	Principal Amount
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (h)	$2,101,031	2,101,031

TOTAL SHORT-TERM INVESTMENTS (Cost $35,114,477)		35,114,477

TOTAL INVESTMENTS — 100.9% (Cost $694,448,246) (i)		943,697,993

Other Assets/(Liabilities) — (0.9)%		(8,122,542)

NET ASSETS — 100.0%		$935,575,451

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PIPE	Private Investment in Public Equity

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $13,365,848 or 1.43% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $8,881,099 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2021, the aggregate market value of these securities amounted to $297,577 or 0.03% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At December 31, 2021, these securities amounted to a value of $32,018,890 or 3.42% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At December 31, 2021, these securities amounted to a value of $32,256,184 or 3.45% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	Investment was valued using significant unobservable inputs.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $2,101,031. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $2,143,145.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.1%

U.S. Government Agency Obligations and Instrumentalities (a) — 3.8%
Collateralized Mortgage Obligations — 1.0%
Government National Mortgage Association
Series 2016-121, Class JF, 1 mo. USD LIBOR + 0.400% 0.504% FRN 9/20/46	$223,830	$225,871
Series 2019-78, Class FB, 1 mo. USD LIBOR + 0.400% 0.504% FRN 6/20/49	125,495	126,473
Series 2019-112, Class GF, 1 mo. USD LIBOR + 0.430% 0.534% FRN 9/20/49	118,856	119,726
Series 2019-103, Class CF, 1 mo. USD LIBOR + 0.450% 0.554% FRN 8/20/49	226,256	228,647
Series 2019-111, Class FB, 1 mo. USD LIBOR + 0.450% 0.554% FRN 9/20/49	89,480	90,550
Series 2019-125, Class DF, 1 mo. USD LIBOR + 0.450% 0.554% FRN 10/20/49	183,613	185,666
Series 2020-7, Class KE, 2.500% 1/20/50	224,925	230,515
		1,207,448
Pass-Through Securities — 2.8%
Government National Mortgage Association II
Pool #MA7767 2.500% 12/20/51 (b)	675,000	692,948
Pool #MA4484 3.000% 6/20/32	177,025	185,528
Pool #MA6255 3.000% 12/20/34	167,467	175,668
Pool #MA6381 3.000% 1/20/35	91,800	96,295
Pool #MA6630 3.000% 5/20/35	41,361	43,387
Pool #MA6209 3.000% 10/20/49	23,646	24,217
Pool #MA6399 3.000% 1/20/50	58,392	59,803
Pool #MA6464 3.000% 2/20/50	141,151	144,562
Pool #MA6531 3.000% 3/20/50	79,269	81,185
Pool #MA7650 3.000% 10/20/51	227,232	235,901
Pool #BQ0937 3.500% 9/20/49	86,402	91,806
Pool #BQ7205 3.500% 10/20/49	50,319	54,229
Pool #BS3713 3.500% 1/20/50	161,426	171,548
Pool #BS3771 3.500% 2/20/50	123,928	131,350
Pool #MA4588 4.500% 7/20/47	150,871	162,353
Pool #MA4781 5.000% 10/20/47	69,599	76,037
Pool #MA4840 5.000% 11/20/47	52,288	57,124
Pool #MA5653 5.000% 12/20/48	180,530	193,012
Pool #MA5820 5.500% 3/20/49	24,059	25,892
Government National Mortgage Association II TBA
2.500% 1/21/52 (b)	685,000	702,339

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.000% 7/20/49 (b)	$225,000	$232,928
		3,638,112

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $4,701,833)		4,845,560

U.S. TREASURY OBLIGATIONS — 95.3%
U.S. Treasury Bonds & Notes — 95.3%
U.S. Treasury Bond
1.125% 5/15/40	4,445,000	3,891,351
1.125% 8/15/40	6,270,000	5,465,649
1.250% 5/15/50	3,770,000	3,194,882
1.375% 11/15/40	2,610,000	2,374,056
1.375% 8/15/50	7,400,000	6,470,151
1.500% 2/15/30 (c)	895,000	899,825
1.625% 11/15/50	3,580,000	3,327,851
1.750% 8/15/41	1,840,000	1,780,238
1.875% 2/15/41	7,480,000	7,391,954
1.875% 2/15/51	6,875,000	6,787,990
1.875% 11/15/51	7,120,000	7,068,825
2.000% 11/15/41	8,995,000	9,096,194
2.000% 2/15/50	4,050,000	4,107,728
2.000% 8/15/51	630,000	640,766
2.250% 5/15/41	7,690,000	8,063,053
2.250% 8/15/46	2,505,000	2,645,294
2.250% 8/15/49	2,550,000	2,724,590
2.375% 11/15/49	2,220,000	2,435,145
2.375% 5/15/51	2,440,000	2,690,017
2.500% 2/15/46	1,700,000	1,875,732
2.500% 5/15/46	3,925,000	4,333,987
2.875% 11/15/46	1,700,000	2,009,384
2.875% 5/15/49	2,480,000	2,982,852
3.000% 11/15/45	850,000	1,020,726
3.000% 2/15/47	1,560,000	1,886,117
3.000% 5/15/47	1,200,000	1,454,122
3.000% 8/15/48	2,330,000	2,848,092
3.000% 2/15/49	2,480,000	3,044,085
3.125% 5/15/48 (d)	4,125,000	5,147,564
3.375% 11/15/48	2,330,000	3,044,089
U.S. Treasury Note
1.375% 11/15/31	12,180,000	12,027,750
		122,730,059

TOTAL U.S. TREASURY OBLIGATIONS (Cost $123,851,121)		122,730,059

TOTAL BONDS & NOTES (Cost $128,552,954)		127,575,619

TOTAL LONG-TERM INVESTMENTS (Cost $128,552,954)		127,575,619

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 1.3%

Mutual Fund — 0.5%
T. Rowe Price Government Reserve Investment Fund	696,522	$696,522

	Principal Amount
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/21, 0.000%, due 1/03/22 (e)	$1,000,000	1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,696,522)		1,696,522

TOTAL INVESTMENTS — 100.4% (Cost $130,249,476) (f)		129,272,141

Other Assets/(Liabilities) — (0.4)%		(532,376)

NET ASSETS — 100.0%		$128,739,765

Abbreviation Legend

FRN	Floating Rate Note
TBA	To Be Announced

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2021, was $904,934 or 0.70% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $923,343 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	All or a portion of this security is pledged/held as collateral for open derivatives.
(e)	Maturity value of $1,000,000. Collateralized by U.S. Government Agency obligations with a rate of 1.000%, maturity date of 7/31/28, and an aggregate market value, including accrued interest, of $1,020,080.
(f)	See Note 3 for aggregate cost for federal tax purposes.

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
U.S. Treasury Note 10 Year Future	1/21/22	131.50	17	USD	2,217,969	$(3,187)	$(6,348)	$3,161
Put
U.S. Treasury Note 10 Year Future	1/21/22	130.00	17	USD	2,217,969	$(6,641)	$(8,204)	$1,563
U.S. Treasury Note 10 Year Future	2/18/22	129.50	20	USD	2,609,375	(10,938)	(11,528)	590
						$(17,579)	$(19,732)	$2,153
						$(20,766)	$(26,080)	$5,314

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	3/22/22	249	$40,006,071	$(57,133)
U.S. Treasury Ultra Bond	3/22/22	7	1,372,389	7,486
				$(49,647)
Short
U.S. Treasury Note 10 Year	3/22/22	13	$(1,696,918)	$824
U.S. Treasury Ultra 10 Year	3/22/22	182	(26,270,304)	(381,321)
U.S. Treasury Note 2 Year	3/31/22	135	(29,474,598)	21,395
U.S. Treasury Note 5 Year	3/31/22	84	(10,154,763)	(7,268)
				$(366,370)

Currency Legend

USD	U.S. Dollar

MassMutual Select T. Rowe Price Retirement Balanced Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 38.9%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,982,286	$22,399,831
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,729,677	27,000,252
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	181,954	2,367,219
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	831,929	12,146,169
MM S&P 500 Index Fund, Class I (a)	676,590	14,167,796
		78,081,267
Fixed Income Funds — 61.1%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	4,394,560	44,428,999
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	880,615	7,969,568
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	3,877,414	40,518,974
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	495,427	3,809,836
State Street Institutional U.S. Government Money Market Fund	6,323,347	6,323,347
T. Rowe Price Dynamic Global Bond Fund, Class I	807,506	7,695,531
T. Rowe Price Institutional Floating Rate Fund	441,856	4,308,094
T. Rowe Price Institutional High Yield Fund	863,980	7,628,947
		122,683,296

TOTAL MUTUAL FUNDS (Cost $195,430,653)		200,764,563

TOTAL LONG-TERM INVESTMENTS (Cost $195,430,653)		200,764,563

TOTAL INVESTMENTS — 100.0% (Cost $195,430,653) (b)		200,764,563

Other Assets/(Liabilities) — (0.0)%		(41,154)

NET ASSETS — 100.0%		$200,723,409

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2005 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.9%

Equity Funds — 41.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	310,685	$3,510,740
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	272,627	4,255,711
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	27,247	354,478
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	133,051	1,942,540
MM S&P 500 Index Fund, Class I (a)	117,838	2,467,535
		12,531,004
Fixed Income Funds — 58.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	673,405	6,808,127
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	142,218	1,287,069
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	492,650	5,148,189
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	77,084	592,776
State Street Institutional U.S. Government Money Market Fund	640,889	640,889
T. Rowe Price Dynamic Global Bond Fund, Class I	123,323	1,175,265
T. Rowe Price Institutional Floating Rate Fund	65,407	637,723
T. Rowe Price Institutional High Yield Fund	139,099	1,228,246
		17,518,284

TOTAL MUTUAL FUNDS (Cost $29,496,830)		30,049,288

TOTAL LONG-TERM INVESTMENTS (Cost $29,496,830)		30,049,288

TOTAL INVESTMENTS — 99.9% (Cost $29,496,830) (b)		30,049,288

Other Assets/(Liabilities) — 0.1%		26,770

NET ASSETS — 100.0%		$30,076,058

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2010 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 45.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,696,751	$19,173,286
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,506,344	23,514,036
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	149,636	1,946,763
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	740,557	10,812,129
MM S&P 500 Index Fund, Class I (a)	613,575	12,848,262
		68,294,476
Fixed Income Funds — 54.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,148,458	31,830,911
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	636,809	5,763,124
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	2,152,181	22,490,294
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	389,800	2,997,560
State Street Institutional U.S. Government Money Market Fund	4,058,445	4,058,445
T. Rowe Price Dynamic Global Bond Fund, Class I	567,065	5,404,128
T. Rowe Price Institutional Floating Rate Fund	302,959	2,953,854
T. Rowe Price Institutional High Yield Fund	625,185	5,520,383
		81,018,699

TOTAL MUTUAL FUNDS (Cost $143,027,387)		149,313,175

TOTAL LONG-TERM INVESTMENTS (Cost $143,027,387)		149,313,175

TOTAL INVESTMENTS — 100.0% (Cost $143,027,387) (b)		149,313,175

Other Assets/(Liabilities) — (0.0)%		(33,737)

NET ASSETS — 100.0%		$149,279,438

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2015 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 48.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	1,969,949	$22,260,419
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	1,720,063	26,850,181
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	175,144	2,278,625
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	829,375	12,108,870
MM S&P 500 Index Fund, Class I (a)	687,245	14,390,903
		77,888,998
Fixed Income Funds — 51.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	3,229,032	32,645,510
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	625,276	5,658,744
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,999,757	20,897,457
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	420,629	3,234,634
State Street Institutional U.S. Government Money Market Fund	5,271,652	5,271,652
T. Rowe Price Dynamic Global Bond Fund, Class I	596,838	5,687,870
T. Rowe Price Institutional Floating Rate Fund	321,226	3,131,953
T. Rowe Price Institutional High Yield Fund	611,418	5,398,824
		81,926,644

TOTAL MUTUAL FUNDS (Cost $150,954,638)		159,815,642

TOTAL LONG-TERM INVESTMENTS (Cost $150,954,638)		159,815,642

TOTAL INVESTMENTS — 100.0% (Cost $150,954,638) (b)		159,815,642

Other Assets/(Liabilities) — (0.0)%		(25,165)

NET ASSETS — 100.0%		$159,790,477

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2020 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 52.8%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	10,508,708	$118,748,395
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,280,294	144,865,385
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	977,299	12,714,663
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,090,189	59,716,753
MM S&P 500 Index Fund, Class I (a)	3,657,809	76,594,527
		412,639,723
Fixed Income Funds — 47.2%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	15,107,234	152,734,137
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,817,179	25,495,469
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	8,155,815	85,228,263
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	2,103,321	16,174,541
State Street Institutional U.S. Government Money Market Fund	25,452,316	25,452,316
T. Rowe Price Dynamic Global Bond Fund, Class I	2,730,399	26,020,705
T. Rowe Price Institutional Floating Rate Fund	1,480,680	14,436,630
T. Rowe Price Institutional High Yield Fund	2,711,873	23,945,841
		369,487,902

TOTAL MUTUAL FUNDS (Cost $726,305,633)		782,127,625

TOTAL LONG-TERM INVESTMENTS (Cost $726,305,633)		782,127,625

TOTAL INVESTMENTS — 100.0% (Cost $726,305,633) (b)		782,127,625

Other Assets/(Liabilities) — (0.0)%		(363,858)

NET ASSETS — 100.0%		$781,763,767

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2025 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 61.0%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	11,567,065	$130,707,834
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	10,205,432	159,306,787
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,061,793	13,813,925
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	4,608,926	67,290,322
MM S&P 500 Index Fund, Class I (a)	3,873,996	81,121,469
		452,240,337
Fixed Income Funds — 39.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	12,498,533	126,360,166
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	2,110,931	19,103,925
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	4,907,930	51,287,873
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	2,206,349	16,966,827
State Street Institutional U.S. Government Money Market Fund	24,447,463	24,447,463
T. Rowe Price Dynamic Global Bond Fund, Class I	2,255,776	21,497,546
T. Rowe Price Institutional Floating Rate Fund	1,200,233	11,702,273
T. Rowe Price Institutional High Yield Fund	2,061,520	18,203,219
		289,569,292

TOTAL MUTUAL FUNDS (Cost $683,783,804)		741,809,629

TOTAL LONG-TERM INVESTMENTS (Cost $683,783,804)		741,809,629

TOTAL INVESTMENTS — 100.0% (Cost $683,783,804) (b)		741,809,629

Other Assets/(Liabilities) — (0.0)%		(332,199)

NET ASSETS — 100.0%		$741,477,430

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2030 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 72.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	31,199,851	$352,558,312
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	29,158,244	455,160,186
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,771,798	36,061,095
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	12,366,915	180,556,956
MM S&P 500 Index Fund, Class I (a)	9,838,118	206,010,199
		1,230,346,748
Fixed Income Funds — 27.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	21,769,588	220,090,533
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	3,045,311	27,560,063
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	3,724,840	38,924,579
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	5,371,696	41,308,343
State Street Institutional U.S. Government Money Market Fund	54,935,701	54,935,701
T. Rowe Price Dynamic Global Bond Fund, Class I	3,983,245	37,960,326
T. Rowe Price Institutional Floating Rate Fund	1,939,407	18,909,218
T. Rowe Price Institutional High Yield Fund	3,081,425	27,208,982
		466,897,745

TOTAL MUTUAL FUNDS (Cost $1,498,378,450)		1,697,244,493

TOTAL LONG-TERM INVESTMENTS (Cost $1,498,378,450)		1,697,244,493

TOTAL INVESTMENTS — 100.1% (Cost $1,498,378,450) (b)		1,697,244,493

Other Assets/(Liabilities) — (0.1)%		(920,893)

NET ASSETS — 100.0%		$1,696,323,600

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2035 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 81.7%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	16,876,203	$190,701,094
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	17,053,380	266,203,255
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,477,273	19,219,316
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,727,785	98,225,661
MM S&P 500 Index Fund, Class I (a)	4,206,966	88,093,867
		662,443,193
Fixed Income Funds — 18.3%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,884,087	69,598,116
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	783,907	7,094,354
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	708,829	7,407,268
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	2,160,334	16,612,966
State Street Institutional U.S. Government Money Market Fund	23,325,287	23,325,287
T. Rowe Price Dynamic Global Bond Fund, Class I	1,244,833	11,863,257
T. Rowe Price Institutional Floating Rate Fund	540,814	5,272,935
T. Rowe Price Institutional High Yield Fund	865,042	7,638,321
		148,812,504

TOTAL MUTUAL FUNDS (Cost $715,659,331)		811,255,697

TOTAL LONG-TERM INVESTMENTS (Cost $715,659,331)		811,255,697

TOTAL INVESTMENTS — 100.0% (Cost $715,659,331) (b)		811,255,697

Other Assets/(Liabilities) — (0.0)%		(401,641)

NET ASSETS — 100.0%		$810,854,056

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2040 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 90.1%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	32,669,318	$369,163,295
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	35,555,656	555,023,786
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	2,800,123	36,429,599
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	13,068,974	190,807,014
MM S&P 500 Index Fund, Class I (a)	6,534,209	136,826,343
		1,288,250,037
Fixed Income Funds — 10.0%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	6,688,119	67,616,886
MassMutual Select T. Rowe Price Emerging Markets Bond Fund, Class I (a)	478,605	4,331,372
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	1,250,514	13,067,874
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	2,195,017	16,879,678
State Street Institutional U.S. Government Money Market Fund	21,624,077	21,624,077
T. Rowe Price Dynamic Global Bond Fund, Class I	1,218,737	11,614,559
T. Rowe Price Institutional High Yield Fund	782,565	6,910,052
		142,044,498

TOTAL MUTUAL FUNDS (Cost $1,220,024,695)		1,430,294,535

TOTAL LONG-TERM INVESTMENTS (Cost $1,220,024,695)		1,430,294,535

TOTAL INVESTMENTS — 100.1% (Cost $1,220,024,695) (b)		1,430,294,535

Other Assets/(Liabilities) — (0.1)%		(826,416)

NET ASSETS — 100.0%		$1,429,468,119

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2045 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 94.5%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	14,671,566	$165,788,690
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	16,085,160	251,089,342
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,272,460	16,554,709
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	6,175,837	90,167,221
MM S&P 500 Index Fund, Class I (a)	2,881,584	60,340,359
		583,940,321
Fixed Income Funds — 5.6%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,329,381	13,440,041
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	538,704	5,629,454
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	508,737	3,912,188
State Street Institutional U.S. Government Money Market Fund	9,385,514	9,385,514
T. Rowe Price Dynamic Global Bond Fund, Class I	210,048	2,001,758
		34,368,955

TOTAL MUTUAL FUNDS (Cost $534,262,281)		618,309,276

TOTAL LONG-TERM INVESTMENTS (Cost $534,262,281)		618,309,276

TOTAL INVESTMENTS — 100.1% (Cost $534,262,281) (b)		618,309,276

Other Assets/(Liabilities) — (0.1)%		(323,788)

NET ASSETS — 100.0%		$617,985,488

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2050 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 95.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	22,939,321	$259,214,332
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	25,217,500	393,645,179
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	1,980,943	25,772,062
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	9,624,734	140,521,112
MM S&P 500 Index Fund, Class I (a)	4,513,010	94,502,434
		913,655,119
Fixed Income Funds — 4.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	1,873,340	18,939,464
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	834,056	8,715,889
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	533,092	4,099,475
State Street Institutional U.S. Government Money Market Fund	7,954,060	7,954,060
T. Rowe Price Dynamic Global Bond Fund, Class I	297,679	2,836,882
		42,545,770

TOTAL MUTUAL FUNDS (Cost $814,064,600)		956,200,889

TOTAL LONG-TERM INVESTMENTS (Cost $814,064,600)		956,200,889

TOTAL INVESTMENTS — 100.1% (Cost $814,064,600) (b)		956,200,889

Other Assets/(Liabilities) — (0.1)%		(566,152)

NET ASSETS — 100.0%		$955,634,737

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2055 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 95.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	8,505,434	$96,111,400
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	9,330,471	145,648,657
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	734,731	9,558,850
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	3,578,955	52,252,748
MM S&P 500 Index Fund, Class I (a)	1,672,396	35,019,966
		338,591,621
Fixed Income Funds — 4.5%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	687,351	6,949,118
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	309,877	3,238,213
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	197,088	1,515,606
State Street Institutional U.S. Government Money Market Fund	3,064,408	3,064,408
T. Rowe Price Dynamic Global Bond Fund, Class I	107,366	1,023,198
		15,790,543

TOTAL MUTUAL FUNDS (Cost $309,433,656)		354,382,164

TOTAL LONG-TERM INVESTMENTS (Cost $309,433,656)		354,382,164

TOTAL INVESTMENTS — 100.1% (Cost $309,433,656) (b)		354,382,164

Other Assets/(Liabilities) — (0.1)%		(178,965)

NET ASSETS — 100.0%		$354,203,199

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Select T. Rowe Price Retirement 2060 Fund — Portfolio of Investments

December 31, 2021 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%

Equity Funds — 95.6%
MassMutual Select T. Rowe Price International Equity Fund, Class I (a)	3,139,074	$35,471,537
MassMutual Select T. Rowe Price Large Cap Blend Fund, Class I (a)	3,447,187	53,810,594
MassMutual Select T. Rowe Price Real Assets Fund, Class I (a)	270,323	3,516,899
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund, Class I (a)	1,309,652	19,120,922
MM S&P 500 Index Fund, Class I (a)	619,466	12,971,616
		124,891,568
Fixed Income Funds — 4.4%
MassMutual Select T. Rowe Price Bond Asset Fund, Class I (a)	253,141	2,559,254
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund, Class I (a)	113,450	1,185,553
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund, Class I (a)	73,168	562,665
State Street Institutional U.S. Government Money Market Fund	1,125,464	1,125,464
T. Rowe Price Dynamic Global Bond Fund, Class I	40,955	390,300
		5,823,236

TOTAL MUTUAL FUNDS (Cost $120,614,093)		130,714,804

TOTAL LONG-TERM INVESTMENTS (Cost $120,614,093)		130,714,804

TOTAL INVESTMENTS — 100.0% (Cost $120,614,093) (b)		130,714,804

Other Assets/(Liabilities) — (0.0)%		(37,822)

NET ASSETS — 100.0%		$130,676,982

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“MM Select BlackRock Global Allocation Fund”)

MassMutual Diversified Value Fund (“Diversified Value Fund”)

MassMutual Fundamental Value Fund (“Fundamental Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Equity Opportunities Fund (“Equity Opportunities Fund”)

MassMutual Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Mid Cap Value Fund (“Mid Cap Value Fund”)

MassMutual Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MassMutual Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Overseas Fund (“Overseas Fund”)

MassMutual Select T. Rowe Price International Equity Fund (“MM Select T. Rowe Price International Equity Fund”)

MassMutual 20/80 Allocation Fund (“20/80 Allocation Fund”)

MassMutual 40/60 Allocation Fund (“40/60 Allocation Fund”)

MassMutual 60/40 Allocation Fund (“60/40 Allocation Fund”)

MassMutual 80/20 Allocation Fund (“80/20 Allocation Fund”)

MassMutual RetireSMARTSM by JPMorgan In Retirement Fund (“MM RetireSMART by JPMorgan In Retirement Fund”)

MassMutual RetireSMARTSM by JPMorgan 2020 Fund (“MM RetireSMART by JPMorgan 2020 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2025 Fund (“MM RetireSMART by JPMorgan 2025 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2030 Fund (“MM RetireSMART by JPMorgan 2030 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2035 Fund (“MM RetireSMART by JPMorgan 2035 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2040 Fund (“MM RetireSMART by JPMorgan 2040 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2045 Fund (“MM RetireSMART by JPMorgan 2045 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2050 Fund (“MM RetireSMART by JPMorgan 2050 Fund”)

MassMutual RetireSMARTSM by JPMorgan 2055 Fund (“MM RetireSMART by JPMorgan 2055 Fund”)

Notes to Portfolio of Investments (Unaudited) (Continued)

MassMutual RetireSMARTSM by JPMorgan 2060 Fund (“MM RetireSMART by JPMorgan 2060 Fund”)

MM Equity Asset Fund (“Equity Asset Fund”)

MassMutual Select T. Rowe Price Bond Asset Fund (“MM Select T. Rowe Price Bond Asset Fund”)

MassMutual Select T. Rowe Price Emerging Markets Bond Fund (“MM Select T. Rowe Price Emerging Markets Bond Fund”)

MassMutual Select T. Rowe Price Large Cap Blend Fund (“MM Select T. Rowe Price Large Cap Blend Fund”)

MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund (“MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund”)

MassMutual Select T. Rowe Price Real Assets Fund (“MM Select T. Rowe Price Real Assets Fund”)

MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund (“MM Select T. Rowe Price Small and Mid Cap Blend Fund”)

MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund (“MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund”)

MassMutual Select T. Rowe Price Retirement Balanced Fund (“MM Select T. Rowe Price Retirement Balanced Fund”)

MassMutual Select T. Rowe Price Retirement 2005 Fund (“MM Select T. Rowe Price Retirement 2005 Fund”)

MassMutual Select T. Rowe Price Retirement 2010 Fund (“MM Select T. Rowe Price Retirement 2010 Fund”)

MassMutual Select T. Rowe Price Retirement 2015 Fund (“MM Select T. Rowe Price Retirement 2015 Fund”)

MassMutual Select T. Rowe Price Retirement 2020 Fund (“MM Select T. Rowe Price Retirement 2020 Fund”)

MassMutual Select T. Rowe Price Retirement 2025 Fund (“MM Select T. Rowe Price Retirement 2025 Fund”)

MassMutual Select T. Rowe Price Retirement 2030 Fund (“MM Select T. Rowe Price Retirement 2030 Fund”)

MassMutual Select T. Rowe Price Retirement 2035 Fund (“MM Select T. Rowe Price Retirement 2035 Fund”)

MassMutual Select T. Rowe Price Retirement 2040 Fund (“MM Select T. Rowe Price Retirement 2040 Fund”)

MassMutual Select T. Rowe Price Retirement 2045 Fund (“MM Select T. Rowe Price Retirement 2045 Fund”)

MassMutual Select T. Rowe Price Retirement 2050 Fund (“MM Select T. Rowe Price Retirement 2050 Fund”)

MassMutual Select T. Rowe Price Retirement 2055 Fund (“MM Select T. Rowe Price Retirement 2055 Fund”)

MassMutual Select T. Rowe Price Retirement 2060 Fund (“MM Select T. Rowe Price Retirement 2060 Fund”)

The 20/80 Allocation Fund, 40/60 Allocation Fund, 60/40 Allocation Fund, and 80/20 Allocation Fund (the “MM Target Allocation Funds”) invest their investable assets in shares of series of the Trust, MassMutual Premier Funds, and MassMutual Advantage Funds (advised by MML Investment Advisers, LLC, a wholly-owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”)) and non-affiliated mutual funds (together, the “MM Target Allocation Underlying Funds”).

The MM RetireSMART by JPMorgan In Retirement Fund, MM RetireSMART by JPMorgan 2020 Fund, MM RetireSMART by JPMorgan 2025 Fund, MM RetireSMART by JPMorgan 2030 Fund, MM RetireSMART by JPMorgan 2035 Fund, MM RetireSMART by JPMorgan 2040 Fund, MM RetireSMART by JPMorgan 2045 Fund, MM RetireSMART by JPMorgan 2050 Fund, MM RetireSMART by JPMorgan 2055 Fund, and MM RetireSMART by JPMorgan 2060 Fund (the “MM RetireSMART by JPMorgan Funds”) invest their investable assets in shares of series of the Trust, MassMutual Premier Funds, MassMutual Advantage Funds, J.P. Morgan Funds (advised by J.P. Morgan Investment Management Inc. (“J.P. Morgan”) or its affiliates), and non-affiliated mutual funds (together, the “MM RetireSMART by JPMorgan Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

The MM Select T. Rowe Price Retirement Balanced Fund, MM Select T. Rowe Price Retirement 2005 Fund, MM Select T. Rowe Price Retirement 2010 Fund, MM Select T. Rowe Price Retirement 2015 Fund, MM Select T. Rowe Price Retirement 2020 Fund, MM Select T. Rowe Price Retirement 2025 Fund, MM Select T. Rowe Price Retirement 2030 Fund, MM Select T. Rowe Price Retirement 2035 Fund, MM Select T. Rowe Price Retirement 2040 Fund, MM Select T. Rowe Price Retirement 2045 Fund, MM Select T. Rowe Price Retirement 2050 Fund, MM Select T. Rowe Price Retirement 2055 Fund, and MM Select T. Rowe Price Retirement 2060 Fund (the “MM Select T. Rowe Price Retirement Funds”) invest their investable assets primarily in shares of series of the Trust and T. Rowe Price Funds (together, the “MM Select T. Rowe Price Underlying Funds”). The MM Target Allocation Underlying Funds, MM RetireSMART by JPMorgan Underlying Funds, and MM Select T. Rowe Price Underlying Funds are hereinafter collectively referred to as the (“Underlying Funds”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Basis of Consolidation

The accompanying portfolio of investments for the MM Select BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the MM Select BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the MM Select BlackRock Global Allocation Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the MM Select BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The MM Select BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of December 31, 2021, the MM Select BlackRock Global Allocation Fund’s net assets were approximately $684,270,374, of which approximately $6,479,840 or approximately 0.95%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

The net asset value of each of the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds is based upon the net asset value(s) of its corresponding Underlying Funds. Shares of the Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds explain the valuation methods for the Underlying Funds, including the circumstances under which the Underlying Funds may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Fundamental Value Fund, Fundamental Growth Fund, and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2021. The MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and the MM Select T. Rowe Price Retirement Funds characterized all investments at Level 1, as of December 31, 2021. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of December 31, 2021, for the remaining Funds’ investments:

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans (Less Unfunded Loan Commitments)	$—	$20,893,842	$—	$20,893,842
Corporate Debt	—	216,639,545	—	216,639,545
Municipal Obligations	—	3,361,350	—	3,361,350
Non-U.S. Government Agency Obligations	—	103,262,544	—	103,262,544
Sovereign Debt Obligations	—	8,742,572	—	8,742,572
U.S. Government Agency Obligations and Instrumentalities	—	278,881,420	—	278,881,420
U.S. Treasury Obligations	—	323,635,198	—	323,635,198
Purchased Options	240,750	93,158	—	333,908
Mutual Funds	58,507,243	—	—	58,507,243
Short-Term Investments	—	88,603,471	—	88,603,471
Unfunded Loan Commitments**	—	14,242	—	14,242
Total Investments	$58,747,993	$1,044,127,342	$—	$1,102,875,335

Asset Derivatives
Forward Contracts	$—	$77,396	$—	$77,396
Futures Contracts	102,217	—	—	102,217
Swap Agreements	—	44,260	—	44,260
Total	$102,217	$121,656	$—	$223,873

Liability Derivatives
Swap Agreements	$—	$(665,538)	$—	$(665,538)
Written Options	(666,094)	—	—	(666,094)
Total	$(666,094)	$(665,538)	$—	$(1,331,632)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$23,023,692	$—	$23,023,692
Corporate Debt	—	167,239,117	—	167,239,117
Municipal Obligations	—	178,121	—	178,121
Non-U.S. Government Agency Obligations	—	53,128,171	—	53,128,171
Sovereign Debt Obligations	—	31,619,673	—	31,619,673
U.S. Government Agency Obligations and Instrumentalities	—	56,841,568	—	56,841,568
U.S. Treasury Obligations	—	56,977,669	—	56,977,669
Purchased Options	98,616	—	—	98,616
Short-Term Investments	—	162,689,185	—	162,689,185
Total Investments	$98,616	$551,697,196	$—	$551,795,812

Asset Derivatives
Forward Contracts	$—	$129,563	$—	$129,563
Futures Contracts	1,101,122	—	—	1,101,122
Swap Agreements	—	3,361,217	—	3,361,217
Total	$1,101,122	$3,490,780	$—	$4,591,902

Liability Derivatives
Forward Contracts	$—	$(303,972)	$—	$(303,972)
Futures Contracts	(1,761,020)	—	—	(1,761,020)
Swap Agreements	—	(614,613)	—	(614,613)
Written Options	(178,000)	—	—	(178,000)
Total	$(1,939,020)	$(918,585)	$—	$(2,857,605)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select BlackRock Global Allocation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$770,098	$130,542	$900,640
Belgium	—	119,481	—	119,481
Bermuda	330,156	32,896	—	363,052
Brazil	—	198,133	—	198,133
British Virgin Islands	493,381	—	—	493,381
Canada	7,603,737	—	—	7,603,737
Cayman Islands	5,467,292	5,574,067	—	11,041,359
China	—	6,138,196	—	6,138,196
Denmark	—	2,202,793	—	2,202,793
Finland	—	1,024,424	—	1,024,424
France	—	15,189,437	—	15,189,437
Germany	715,833	20,703,926	—	21,419,759
Hong Kong	—	2,495,699	—	2,495,699
India	—	467,985	—	467,985
Indonesia	—	189,884	—	189,884
Ireland	1,669,167	—	—	1,669,167
Israel	2,711,909	—	—	2,711,909
Italy	—	5,152,893	—	5,152,893
Japan	—	14,949,872	—	14,949,872
Luxembourg	—	282,283	—	282,283
Mexico	47,801	—	—	47,801
Netherlands	3,320,295	11,799,557	—	15,119,852
Norway	—	356,857	—	356,857
Poland	—	29,813	—	29,813
Portugal	—	159,860	—	159,860
Republic of Korea	—	3,846,958	—	3,846,958
Saudi Arabia	—	8,212	—	8,212
Singapore	—	409,766	—	409,766
South Africa	—	94,802	—	94,802
Spain	—	2,685,101	—	2,685,101
Sweden	—	6,224,688	—	6,224,688
Switzerland	2,791,098	4,120,332	—	6,911,430
Taiwan	—	6,081,580	—	6,081,580
Thailand	129,005	—	—	129,005
Turkey	—	8,907	—	8,907
United Kingdom	2,870,432	17,291,330	—+	20,161,762
United States	298,236,847	—	40,895	298,277,742
Preferred Stock*
Brazil	—	148,186	—	148,186
Germany	—	1,166,285	—	1,166,285
United Kingdom	655,545	—	—	655,545
United States	2,641,573	—	2,443,118	5,084,691
Bank Loans (Less Unfunded Loan Commitments)	—	21,325,345	—	21,325,345
Corporate Debt	—	33,215,846	2,381,676	35,597,522
Non-U.S. Government Agency Obligations	—	21,639,703	—	21,639,703
Sovereign Debt Obligations	—	16,924,351	—	16,924,351
U.S. Government Agency Obligations and Instrumentalities	—	466,758	—	466,758
U.S. Treasury Obligations	—	10,929,678	—	10,929,678
Mutual Funds	26,463,689	—	—	26,463,689
Purchased Options	1,701,024	560,050	—	2,261,074
Warrants	124,406	5,482	—	129,888
Short-Term Investments	—	92,560,505	—	92,560,505
Unfunded Loan Commitments**	—	(21)	—	(21)
Total Investments	$357,973,190	$327,551,998	$4,996,231	$690,521,419

Liability Investments
Equities Sold Short	$(837,114)	$—	$—	$(837,114)

Asset Derivatives
Forward Contracts	$—	$758,140	$—	$758,140
Futures Contracts	842,406	—	—	842,406
Swap Agreements	—	8,251,967	—	8,251,967
Total	$842,406	$9,010,107	$—	$9,852,513

Liability Derivatives
Forward Contracts	$—	$(1,121,630)	$—	$(1,121,630)
Futures Contracts	(1,477,091)	—	—	(1,477,091)
Swap Agreements	—	(5,151,805)	(21,991)	(5,173,796)
Written Options	(751,172)	(585,293)	—	(1,336,465)
Total	$(2,228,263)	$(6,858,728)	$(21,991)	$(9,108,982)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$378,901,443	$5,029,657	*	$—	$383,931,100
Preferred Stock	1,839,149	1,651,475	*	—	3,490,624
Mutual Funds	3,728,047	—		—	3,728,047
Short-Term Investments	104	7,458,135		—	7,458,239
Total Investments	$384,468,743	$14,139,267		$—	$398,608,010

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P 500 Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$3,618,204,944	$—	$—	$3,618,204,944
Short-Term Investments	—	24,220,235	—	24,220,235
Total Investments	$3,618,204,944	$24,220,235	$—	$3,642,425,179

Asset Derivatives
Futures Contracts	$257,906	$—	$—	$257,906

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Opportunities Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$764,386,488	$22,730,463	$—	$787,116,951
Preferred Stock	2,935,816	2,718,103	—	5,653,919
Mutual Funds	783,810	—	—	783,810
Short-Term Investments	156	17,702,521	—	17,702,677
Total Investments	$768,106,270	$43,151,087	$—	$811,257,357

Notes to Portfolio of Investments (Unaudited) (Continued)

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$4,196,723,972	$41,839,798	*	$6,293,856	$4,244,857,626
Preferred Stock	—	—		4,231,878	4,231,878
Short-Term Investments	100	37,993,273		—	37,993,373
Total Investments	$4,196,724,072	$79,833,071		$10,525,734	$4,287,082,877

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Value Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$119,284,283	$2,606,566	$—	$121,890,849
Mutual Funds	12,994	—	—	12,994
Short-Term Investments	—	960,825	—	960,825
Total Investments	$119,297,277	$3,567,391	$—	$122,864,668

Asset Derivatives
Forward Contracts	$—	$4,524	$—	$4,524

Liability Derivatives
Forward Contracts	$—	$(35,064)	$—	$(35,064)

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Value Equity Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$63,493,800	$1,186,513	*	$—	+	$64,680,313
Mutual Funds	340,620	—		—		340,620
Short-Term Investments	—	1,992,564		—		1,992,564
Total Investments	$63,834,420	$3,179,077		$—		$67,013,497

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$293,215,548	$663,700	*	$—	+	$293,879,248
Mutual Funds	1,062,233	—		—		1,062,233
Short-Term Investments	—	2,387,399		—		2,387,399
Total Investments	$294,277,781	$3,051,099		$—		$297,328,880

Liability Derivatives
Forward Contracts	$—	$(5,479)		$—		$(5,479)

Notes to Portfolio of Investments (Unaudited) (Continued)

S&P Mid Cap Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$463,411,941	$—	$—	$463,411,941
Mutual Funds	1,458,188	—	—	1,458,188
Short-Term Investments	—	2,379,134	—	2,379,134
Total Investments	$464,870,129	$2,379,134	$—	$467,249,263

Asset Derivatives
Futures Contracts	$85,250	$—	$—	$85,250

Notes to Portfolio of Investments (Unaudited) (Continued)

Russell 2000 Small Cap Index Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$290,284,745	$—	$	—+	$290,284,745
Warrants	—	1,216		—	1,216
Rights	—	—		10,471	10,471
Corporate Debt	—	990		—	990
Mutual Funds	3,792,218	—		—	3,792,218
Short-Term Investments	—	2,188,994		—	2,188,994
Total Investments	$294,076,963	$2,191,200		$10,471	$296,278,634

Asset Derivatives
Futures Contracts	$62,218	$—		$—	$62,218

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$8,398,007,999	$154,633,185	$9,187,063	$8,561,828,247
Preferred Stock	—	—	36,928,946	36,928,946
Mutual Funds	62,714,082	—	—	62,714,082
Short-Term Investments	103,905,748	92,604,728	—	196,510,476
Total Investments	$8,564,627,829	$247,237,913	$46,116,009	$8,857,981,751

Notes to Portfolio of Investments (Unaudited) (Continued)

Small Cap Growth Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$767,310,595	$1,245,547	$—	$768,556,142
Mutual Funds	12,815,290	—	—	12,815,290
Short-Term Investments	—	14,099,397	—	14,099,397
Total Investments	$780,125,885	$15,344,944	$—	$795,470,829

Notes to Portfolio of Investments (Unaudited) (Continued)

MSCI EAFE International Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$894,047	$12,025,690	$—	$12,919,737
Austria	—	450,300	—	450,300
Belgium	—	1,523,961	—	1,523,961
Bermuda	201,543	50,942	—	252,485
Cayman Islands	388,601	821,308	—	1,209,909
Denmark	—	5,156,997	—	5,156,997
Finland	—	2,398,328	—	2,398,328
France	271,410	20,423,406	—	20,694,816
Germany	294,892	15,492,303	—	15,787,195
Hong Kong	211,403	3,944,373	—	4,155,776
Ireland	203,303	1,411,797	—	1,615,100
Israel	571,908	829,219	—	1,401,127
Italy	—	3,491,671	—	3,491,671
Japan	592,661	42,625,834	—	43,218,495
Luxembourg	—	572,104	—	572,104
Netherlands	644,293	11,383,182	—	12,027,475
New Zealand	405,197	148,007	—	553,204
Norway	—	1,253,860	—	1,253,860
Portugal	—	298,525	—	298,525
Singapore	200,861	1,770,554	—	1,971,415
Spain	—	4,361,010	—	4,361,010
Sweden	—	7,127,013	—	7,127,013
Switzerland	—	20,081,610	—	20,081,610
United Kingdom	540,872	27,378,632	—	27,919,504
Preferred Stock*
Germany	—	1,012,124	—	1,012,124
Mutual Funds	1,703,065	—	—	1,703,065
Short-Term Investments	—	1,706,029	—	1,706,029
Total Investments	$7,124,056	$187,738,779	$—	$194,862,835

Asset Derivatives
Futures Contracts	$70,204	$—	$—	$70,204
Forward Contracts	—	17,018	—	17,018
Total	$70,204	$17,018	$—	$87,222

Liability Derivatives
Forward Contracts	$—	$(13,144)	$—	$(13,144)

Notes to Portfolio of Investments (Unaudited) (Continued)

Overseas Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$4,490,228	$—	$4,490,228
Belgium	—	7,743,592	—	7,743,592
Brazil	1,121,235	—	—	1,121,235
Canada	22,554,294	—	—	22,554,294
Cayman Islands	1,917,787	10,999,451	—	12,917,238
Denmark	—	13,498,104	—	13,498,104
Finland	—	1,647,792	—	1,647,792
France	—	110,539,411	—	110,539,411
Germany	1,798,993	92,445,176	—	94,244,169
Hong Kong	—	8,436,132	—	8,436,132
India	—	13,730,287	—	13,730,287
Indonesia	—	1,364,618	—	1,364,618
Ireland	6,547,073	5,702,013	—	12,249,086
Israel	4,345,124	—	—	4,345,124
Italy	—	14,355,688	—	14,355,688
Japan	—	75,257,836	—	75,257,836
Mexico	2,394,035	—	—	2,394,035
Netherlands	—	38,396,704	—	38,396,704
Portugal	—	2,120,777	—	2,120,777
Republic of Korea	—	2,700,069	—	2,700,069
Singapore	—	4,815,617	—	4,815,617
South Africa	—	1,670,264	—	1,670,264
Spain	—	6,714,439	—	6,714,439
Sweden	—	10,426,077	—	10,426,077
Switzerland	—	86,055,429	—	86,055,429
Taiwan	6,442,240	—	—	6,442,240
United Kingdom	4,088,876	80,209,389	—	84,298,265
United States	2,269,664	—	—	2,269,664
Preferred Stock*
Germany	—	153,868	—	153,868
Republic of Korea	—	2,855,159	—	2,855,159
Mutual Funds	7,702,956	—	—	7,702,956
Short-Term Investments	—	9,879,915	—	9,879,915
Total Investments	$61,182,277	$606,208,035	$—	$667,390,312

Liability Derivatives
Forward Contracts	$—	$(40,339)	$—	$(40,339)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$38,711,388	$—	$38,711,388
Austria	—	12,470,700	—	12,470,700
Belgium	—	5,070,301	—	5,070,301
Bermuda	—	7,174,914	—	7,174,914
Brazil	—	14,587,270	—	14,587,270
British Virgin Islands	435,442	—	—	435,442
Canada	62,270,721	—	—	62,270,721
Cayman Islands	36,125,840	51,101,166	—	87,227,006
Chile	1,508,552	1,202,995	—	2,711,547
China	—	61,767,690	—	61,767,690
Cyprus	542,159	—	—	542,159
Czech Republic	—	1,106,036	—	1,106,036
Denmark	—	2,275,658	—	2,275,658
Finland	—	13,410,603	—	13,410,603
France	—	129,106,415	—	129,106,415
Germany	905,489	106,123,839	—	107,029,328
Hong Kong	—	27,738,634	—	27,738,634
Hungary	—	6,420,763	—	6,420,763
India	2,844,140	66,696,945	—	69,541,085
Indonesia	—	12,519,255	—	12,519,255
Ireland	1,409,470	7,474,369	—	8,883,839
Italy	—	23,560,366	—	23,560,366
Japan	—	266,714,865	—	266,714,865
Luxembourg	1,431,622	4,793,609	—	6,225,231
Malaysia	—	3,531,042	—	3,531,042
Mexico	13,014,439	—	—	13,014,439
Netherlands	17,757,566	110,034,936	—	127,792,502
Norway	—	13,337,507	—	13,337,507
Philippines	5,039,329	—	—	5,039,329
Poland	2,214,591	—	—	2,214,591
Portugal	—	13,611,526	—	13,611,526
Republic of Korea	2,239,584	67,422,719	—	69,662,303
Russia	—	13,482,258	—	13,482,258
Saudi Arabia	732,638	8,887,548	—	9,620,186
Singapore	—	17,164,598	—	17,164,598
South Africa	—	11,578,617	—	11,578,617
Spain	—	15,746,618	—	15,746,618
Sweden	440,804	22,450,162	—	22,890,966
Switzerland	—	116,262,631	—	116,262,631
Taiwan	—	71,401,146	—	71,401,146
Thailand	7,810,663	2,087,800	—	9,898,463
Turkey	159,825	—	—	159,825
United Arab Emirates	—	2,990,782	—	2,990,782
United Kingdom	43,189,502	165,998,839	—	209,188,341
United States	19,884,005	953,974	652,694	21,490,673
Preferred Stock*
Brazil	—	3,943,598	—	3,943,598
Germany	—	5,005,893	—	5,005,893
Italy	—	1,009,275	—	1,009,275
Republic of Korea	—	1,076,281	—	1,076,281
United States	—	—	39,196	39,196
Mutual Funds	12,375,372	—	—	12,375,372
Rights	—	171,130	—	171,130
Short-Term Investments	34,889,042	1,469,293	—	36,358,335
Total Investments	$267,220,795	$1,529,645,954	$691,890	$1,797,558,639

Asset Derivatives
Forward Contracts	$—	$91	$—	$91
Liability Derivatives
Forward Contracts	$—	$(76)	$—	$(76)

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Asset Fund

Asset Investments	Level 1	Level 2		Level 3		Total
Common Stock	$419,793,422	$13,504	*	$—	+	$419,806,926
Rights	—	—		3,843		3,843
Mutual Funds	7,779	—		—		7,779
Short-Term Investments	—	3,920,550		—		3,920,550
Total Investments	$419,801,201	$3,934,054		$3,843		$423,739,098

Asset Derivatives
Futures Contracts	$42,615	$—		$—		$42,615

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Bond Asset Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Preferred Stock	$—	$232,123	$—	$232,123
Bank Loans	—	19,726,387	—	19,726,387
Corporate Debt	—	241,602,921	—	241,602,921
Municipal Obligations	—	532,500	—	532,500
Non-U.S. Government Agency Obligations	—	75,554,898	610,000	76,164,898
Sovereign Debt Obligations	—	126,984,356	—	126,984,356
U.S. Government Agency Obligations and Instrumentalities	—	142,114,276	—	142,114,276
U.S. Treasury Obligations	—	138,965,056	—	138,965,056
Mutual Funds	3,973,213	—	—	3,973,213
Purchased Options	—	95,149	—	95,149
Short-Term Investments	102,412,072	3,480,528	—	105,892,600
Total Investments	$106,385,285	$749,288,194	$610,000	$856,283,479

Asset Derivatives
Forward Contracts	$—	$2,625,208	$—	$2,625,208
Futures Contracts	1,170,609	—	—	1,170,609
Swap Agreements	—	2,039,593	—	2,039,593
Total	$1,170,609	$4,664,801	$—	$5,835,410

Liability Derivatives
Forward Contracts	$—	$(923,941)	$—	$(923,941)
Futures Contracts	(111,029)	—	—	(111,029)
Swap Agreements	—	(567,895)	—	(567,895)
Total	$(111,029)	$(1,491,836)	$—	$(1,602,865)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Emerging Markets Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$35,558,295	$—	$35,558,295
Sovereign Debt Obligations	—	63,728,443	—	63,728,443
Mutual Funds	1,108,985	—	—	1,108,985
Short-Term Investments	2,865,319	1,018,546	—	3,883,865
Total Investments	$3,974,304	$100,305,284	$—	$104,279,588

Asset Derivatives
Forward Contracts	$—	$28,896	$—	$28,896
Futures Contracts	59,717	—	—	59,717
Total	$59,717	$28,896	$—	$88,613

Liability Derivatives
Forward Contracts	$—	$(1,481)	$—	$(1,481)
Futures Contracts	(17,194)	—	—	(17,194)
Total	$(17,194)	$(1,481)	$—	$(18,675)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Large Cap Blend Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$2,375,981,895	$85,004,698	*	$7,933,845	$2,468,920,438
Preferred Stock	2,639,791	—		12,711,477	15,351,268
Mutual Funds	4,810,724	—		—	4,810,724
Short-Term Investments	27,678,011	4,417,252		—	32,095,263
Total Investments	$2,411,110,421	$89,421,950		$20,645,322	$2,521,177,693

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$11,982,289	$—	$11,982,289
Municipal Obligations	—	939,576	—	939,576
Non-U.S. Government Agency Obligations	—	14,897,816	—	14,897,816
U.S. Government Agency Obligations and Instrumentalities	—	2,614,918	—	2,614,918
U.S. Treasury Obligations	—	272,363,067	—	272,363,067
Short-Term Investments	574	1,083,282	—	1,083,856
Total Investments	$574	$303,880,948	$—	$303,881,522

Asset Derivatives
Forward Contracts	$—	$134,002	$—	$134,002
Swap Agreements	—	2,691,768	—	2,691,768
Total	$—	$2,825,770	$—	$2,825,770

Liability Derivatives
Forward Contracts	$—	$(62,373)	$—	$(62,373)
Futures Contracts	(176,412)	—	—	(176,412)
Written Options	(52,297)	—	—	(52,297)
Total	$(228,709)	$(62,373)	$—	$(291,082)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Real Assets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$14,339,532	$—	$14,339,532
Austria	—	317,208	—	317,208
Belgium	—	82,041	—	82,041
Bermuda	—	552,902	—	552,902
Brazil	—	676,241	—	676,241
Canada	8,999,783	147,912	—	9,147,695
Cayman Islands	401,481	230,319	—	631,800
Denmark	—	330,451	—	330,451
Finland	—	2,541,478	—	2,541,478
France	626,205	4,079,732	—	4,705,937
Germany	—	928,433	—	928,433
Hong Kong	—	716,225	—	716,225
Ireland	1,199,341	—	—	1,199,341
Japan	—	4,347,799	—	4,347,799
Kazakhstan	—	627,794	—	627,794
Luxembourg	64,023	340,801	—	404,824
Mexico	693,465	—	—	693,465
Netherlands	—	1,443,369	—	1,443,369
Norway	—	2,002,938	—	2,002,938
Portugal	—	799,881	—	799,881
Russia	—	2,359,680	—	2,359,680
Singapore	631,650	418,460	—	1,050,110
South Africa	—	432,091	—	432,091
Spain	—	772,193	—	772,193
Sweden	—	9,632,963	—	9,632,963
United Kingdom	—	9,168,587	—	9,168,587
United States	97,703,423	—	—	97,703,423
Preferred Stock
United States	1,123,125	—	459,768	1,582,893
Mutual Funds	14,518,070	—	—	14,518,070
Short-Term Investments	1,865,473	1,889,525	—	3,754,998
Total Investments	$127,826,039	$59,178,555	$459,768	$187,464,362

Asset Derivatives
Futures Contracts	$44,915	$—	$—	$44,915

Liability Derivatives
Futures Contracts	$(50,647)	$—	$—	$(50,647)

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Small and Mid Cap Blend Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$846,943,463	$36,013,875	$2,362,124	$885,319,462
Preferred Stock	—	1,377,132	16,805,909	18,183,041
Corporate Debt	—	75,190	—	75,190
Rights	—	—	1,218	1,218
Warrants	31,122	12,678	3,856	47,656
Mutual Funds	4,956,949	—	—	4,956,949
Short-Term Investments	33,013,446	2,101,031	—	35,114,477
Total Investments	$884,944,980	$39,579,906	$19,173,107	$943,697,993

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations and Instrumentalities	$—	$4,845,560	$—	$4,845,560
U.S. Treasury Obligations	—	122,730,059	—	122,730,059
Short-Term Investments	696,522	1,000,000	—	1,696,522
Total Investments	$696,522	$128,575,619	$—	$129,272,141

Asset Derivatives
Futures Contracts	29,705	—	—	29,705

Liability Derivatives
Futures Contracts	(445,722)	—	—	(445,722)
Written Options	(20,766)	—	—	(20,766)
Total	$(466,488)	$—	$—	$(466,488)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of December 31, 2021.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Target Allocation Funds, MM RetireSMART by JPMorgan Funds, and MM Select T. Rowe Price Retirement Funds may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2021, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Notes to Portfolio of Investments (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

Each of the MM Select BlackRock Global Allocation Fund and Strategic Bond Fund invests a significant amount of its assets in foreign securities and each of the MSCI EAFE International Index Fund, Overseas Fund, MM Select T. Rowe Price International Equity Fund, and MM Select T. Rowe Price Emerging Markets Bond Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the MM Select BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the MM Select BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At December 31, 2021, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,091,660,643	$16,337,017	$(5,122,325)	$11,214,692
Strategic Bond Fund	548,845,104	12,518,166	(9,567,458)	2,950,708
MM Select BlackRock Global Allocation Fund	591,063,996	118,567,133	(19,109,710)	99,457,423
Diversified Value Fund	309,883,993	92,822,792	(4,098,775)	88,724,017
Fundamental Value Fund	458,048,533	164,444,356	(6,606,422)	157,837,934
S&P 500 Index Fund	1,662,351,488	2,031,250,762	(51,177,071)	1,980,073,691
Equity Opportunities Fund	605,294,403	208,745,881	(2,782,927)	205,962,954
Fundamental Growth Fund	43,964,816	9,387,854	(2,579,231)	6,808,623
Blue Chip Growth Fund	2,279,377,233	2,069,655,698	(61,950,054)	2,007,705,644
Growth Opportunities Fund	301,853,930	169,785,832	(6,036,742)	163,749,090
Mid Cap Value Fund	111,894,304	13,538,633	(2,568,269)	10,970,364
Small Cap Value Equity Fund	48,705,164	18,865,438	(557,105)	18,308,333
Small Company Value Fund	237,447,222	64,302,907	(4,421,249)	59,881,658
S&P Mid Cap Index Fund	336,181,230	143,931,254	(12,863,221)	131,068,033
Russell 2000 Small Cap Index Fund	238,670,714	89,757,806	(32,149,886)	57,607,920
Mid Cap Growth Fund	5,933,103,004	3,219,117,522	(294,238,775)	2,924,878,747
Small Cap Growth Equity Fund	627,984,672	196,094,426	(28,608,269)	167,486,157
MSCI EAFE International Index Fund	153,796,298	53,668,081	(12,601,544)	41,066,537
Overseas Fund	525,674,141	162,164,335	(20,448,164)	141,716,171
MM Select T. Rowe Price International Equity Fund	1,557,125,713	335,422,168	(94,989,242)	240,432,926
20/80 Allocation Fund	203,998,288	5,848,381	(3,708,603)	2,139,778
40/60 Allocation Fund	232,197,461	10,902,056	(5,203,993)	5,698,063
60/40 Allocation Fund	207,165,547	14,877,057	(3,452,335)	11,424,722
80/20 Allocation Fund	142,669,191	12,082,794	(1,850,885)	10,231,909
MM RetireSMART by JPMorgan In Retirement Fund	110,298,352	4,364,241	(2,179,555)	2,184,686
MM RetireSMART by JPMorgan 2020 Fund	238,440,706	10,114,687	(4,149,960)	5,964,727
MM RetireSMART by JPMorgan 2025 Fund	192,027,401	10,915,131	(3,850,907)	7,064,224
MM RetireSMART by JPMorgan 2030 Fund	409,291,608	31,424,446	(6,683,237)	24,741,209
MM RetireSMART by JPMorgan 2035 Fund	177,820,803	15,219,955	(3,276,153)	11,943,802
MM RetireSMART by JPMorgan 2040 Fund	291,026,154	27,592,733	(4,683,432)	22,909,301
MM RetireSMART by JPMorgan 2045 Fund	123,876,834	12,512,183	(1,686,765)	10,825,418
MM RetireSMART by JPMorgan 2050 Fund	193,944,315	18,812,024	(2,682,756)	16,129,268
MM RetireSMART by JPMorgan 2055 Fund	61,681,613	5,693,623	(872,641)	4,820,982
MM RetireSMART by JPMorgan 2060 Fund	20,992,758	1,619,805	(326,538)	1,293,267
Equity Asset Fund	276,520,470	148,531,362	(1,312,734)	147,218,628
MM Select T. Rowe Price Bond Asset Fund	857,618,644	12,407,897	(13,743,062)	(1,335,165)
MM Select T. Rowe Price Emerging Markets Bond Fund	109,565,795	2,763,092	(8,049,299)	(5,286,207)
MM Select T. Rowe Price Large Cap Blend Fund	1,891,862,012	661,414,350	(32,098,669)	629,315,681
MM Select T. Rowe Price Limited Duration Inflation Focused Bond Fund	300,462,564	5,123,650	(1,704,692)	3,418,958
MM Select T. Rowe Price Real Assets Fund	153,872,838	37,047,409	(3,455,885)	33,591,524
MM Select T. Rowe Price Small and Mid Cap Blend Fund	694,448,246	276,359,137	(27,109,390)	249,249,747
MM Select T. Rowe Price U.S. Treasury Long-Term Index Fund	130,249,476	4,224,349	(5,201,684)	(977,335)
MM Select T. Rowe Price Retirement Balanced Fund	195,430,653	7,923,001	(2,589,091)	5,333,910

Notes to Portfolio of Investments (Unaudited) (Continued)

MM Select T. Rowe Price Retirement 2005 Fund	29,496,830	885,282	(332,824)	552,458
MM Select T. Rowe Price Retirement 2010 Fund	143,027,387	7,759,404	(1,473,616)	6,285,788
MM Select T. Rowe Price Retirement 2015 Fund	150,954,638	10,512,505	(1,651,501)	8,861,004
MM Select T. Rowe Price Retirement 2020 Fund	726,305,633	64,288,280	(8,466,288)	55,821,992
MM Select T. Rowe Price Retirement 2025 Fund	683,783,804	66,752,369	(8,726,544)	58,025,825
MM Select T. Rowe Price Retirement 2030 Fund	1,498,378,450	213,878,963	(15,012,920)	198,866,043
MM Select T. Rowe Price Retirement 2035 Fund	715,659,331	100,801,146	(5,204,780)	95,596,366
MM Select T. Rowe Price Retirement 2040 Fund	1,220,024,695	216,761,181	(6,491,341)	210,269,840
MM Select T. Rowe Price Retirement 2045 Fund	534,262,281	85,422,744	(1,375,749)	84,046,995
MM Select T. Rowe Price Retirement 2050 Fund	814,064,600	143,488,576	(1,352,287)	142,136,289
MM Select T. Rowe Price Retirement 2055 Fund	309,433,656	45,382,365	(433,857)	44,948,508
MM Select T. Rowe Price Retirement 2060 Fund	120,614,093	10,257,421	(156,710)	10,100,711

4. New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

5. Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds. On April 5, 2012, the adversary proceeding was transferred to the Southern District of New York for consolidated pretrial proceedings. The action is now being prosecuted by the litigation trustee (“Trustee”) for the Tribune Litigation Trust. This case has been dismissed by the district court and dismissal was affirmed by the Second Circuit Court of Appeals. The Trustee has filed a petition for a writ of certiorari with the United States Supreme Court, which was recently denied.

Notes to Portfolio of Investments (Unaudited) (Continued)

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds. On December 20, 2011, this action was transferred to the Southern District of New York for consolidated pretrial proceedings. This case also has been dismissed. The district court’s dismissal of the case was affirmed by the Second Circuit Court of Appeals, and the Plaintiffs’ petition for certiorari was denied by the United States Supreme Court.

6. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.